                                                          OMB APPROVAL

                                                   OMB Number:  3235-0570
                                                   Expires:  September 30, 2007
                                                   Estimated average burden
                                                   hours per response:  19.4

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number 811 - 02729

            Short-Term Investments Trust
-------------------------------------------------------------------------------
                   (Exact name of registrant as specified in charter)

        11 Greenway Plaza  Suite 100    Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Address of principal executive offices)    (Zip code)

   Robert H. Graham    11 Greenway Plaza  Suite 100   Houston, Texas  77046
--------------------------------------------------------------------------------
                               (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626 - 1919

Date of fiscal year end: 8/31

Date of reporting period: 02/28/06

Item 1. Reports to Stockholders.

                                                           Cash Management Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                                FEBRUARY 28,2006
                                                               SEMIANNUAL REPORT




                                  [COVER IMAGE]

 SEMI
ANNUAL



=====================================================
INSIDE THIS REPORT

Letter to Shareholders ............................ 1

Fund Data ......................................... 2

Fund Objectives and Strategies .................... 2

Letter from Independent
Chairman of Board of Trustees ..................... 4

Calculating Your Ongoing Fund Expenses ............ 5

Approval of Investment Advisory Agreements and
Summary of Independent Written Fee Evaluation ..... 6

Financial Pages:
   Liquid Assets Portfolio ........................10
   STIC Prime Portfolio ...........................30
   Treasury Portfolio .............................42
   Government & Agency Portfolio ..................52
   Government TaxAdvantage Portfolio ..............62
=====================================================






[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST



                      DEAR SHAREHOLDER:

                      We are pleased to present this report on the performance
     [GRAHAM          of the Cash Management Class of Short-Term Investments
      PHOTO]          Trust, part of AIM Cash Management, covering the six-month reporting period ended February 28, 2006. Thank you for investing with us.

   ROBERT H. GRAHAM      Through a combination of short-term cash management
                      vehicles and selective use of a longer maturity schedule
                      for higher yields, each fund continued to provide
                      competitive returns. Each fund continued to maintain a
   [WILLIAMSON        relatively short maturity structure to take advantage of
      PHOTO]          any sudden rise in market yields.

                         Each fund also continued to hold the highest credit
                      quality ratings given by three widely known credit rating
                      agencies: AAAm from Standard & Poor's, Aaa from Moody's
 MARK H. WILLIAMSON   and AAA from FitchRatings. Fund ratings are subject to
                      change and are based on several factors including an analysis of each fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand over the reporting period, albeit somewhat unevenly. The fourth quarter of 2005 marked the end of remarkably stable growth in gross domestic product (GDP), the broadest measure of U.S. economic activity. For eight consecutive quarters, GDP had risen at annualized rates of between 3.3% and 4.3%. A spike in energy prices before and after several severe hurricanes hit the U.S. Gulf Coast stifled consumer spending, widened the trade gap and hurt retail sales. These, in turn, led to anemic GDP growth the fourth quarter. However, in January, retail sales rose by 2.9% and the jobless rate fell to 4.7%, which was the lowest reading since July 2001.

   The economy regained momentum at the beginning of the first quarter of 2006. From the end of 2003 to the close of the reporting period, the Federal Reserve Board (the Fed) raised the federal funds rate by 25 basis points (0.25%) 14 times, to 4.50%. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   Interest rates of short-term Treasuries have been volatile as the Fed has raised interest rates. At the close of the reporting period, the Treasury yield curve remained relatively flat, with the difference in yields between three-month Treasury securities and the 30-year Treasury bond less than 50 basis points (0.50%).

IN CONCLUSION

We are pleased to send you this report on your investment. AIM Investments--Registered Trademark-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Cash Management and Alliance representatives at 800-659-1005.


Sincerely,

/s/ ROBERT H. GRAHAM                                           /s/ MARK H. WILLIAMSON

Robert H. Graham                                               Mark H. Williamson
Vice Chair & President, Short-Term Investments Trust           President, A I M Advisors, Inc.

April 12, 2006


The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                                                    SHORT-TERM INVESTMENTS TRUST


==================================================================================================================================

FUND DATA

DATA AS OF 2/28/06

                                             YIELDS                   WEIGHTED AVERAGE MATURITY
                                       7-DAY       MONTHLY           RANGE DURING            AT
FUND                                 SEC YIELD      YIELD          REPORTING PERIOD      PERIOD END           NET ASSETS

Liquid Assets                          4.38%        4.36%           21-39 days             32 days           $2.8 billion

STIC Prime                             4.41         4.37            10-22 days             15 days            1.0 billion

Treasury                               4.23         4.21            22-39 days             30 days            2.0 billion

Government & Agency                    4.32         4.29            20-40 days             33 days          453.8 million

Government TaxAdvantage                4.28         4.26            13-45 days             31 days           42.9 million


Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

==================================================================================================================================


==================================================================================================================================
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                        GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of    Government & Agency Portfolio seeks to maximize current
current income as is consistent with the preservation of       income consistent with the preservation of capital and the
capital and liquidity.                                         maintenance of liquidity.

   The Fund invests primarily in short-term money market          The Fund invests in direct obligations of the U.S.
instruments that blend top-tier, high quality U.S.             Treasury and other securities issued or guaranteed as to
dollar-denominated obligations, which include commercial       payment of principal and interest by the U.S. government or
paper, certificates of deposit, master and promissory notes,   by its agencies or instrumentalities, as well as repurchase
municipal securities and repurchase agreements.                agreements secured by such obligations. Securities purchased by the Fund will have maturities of 397 days or less.
STIC PRIME PORTFOLIO
                                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC Prime Portfolio seeks to maximize current income
consistent with the preservation of capital and the            Government TaxAdvantage Portfolio seeks to maximize current
maintenance of liquidity.                                      income consistent with the preservation of capital and the maintenance of liquidity.
   The Fund invests in high quality U.S. dollar-denominated
commercial paper and other commercial instruments with            The Fund may invest in direct obligations of the U.S.
maturities of 60 days or less, including certificates of       Treasury and in U.S. government agency securities with
deposit, repurchase agreements and master notes.               maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local
TREASURY PORTFOLIO                                             income taxes in some jurisdictions. Investors residing in
                                                               states with state income tax may find it more profitable to
Treasury Portfolio seeks to maximize current income            invest in this Fund than in a fund not designed to comply
consistent with the preservation of capital and the            with state tax considerations. This does not constitute tax
maintenance of liquidity.                                      advice. Please consult your tax advisor for your particular situation.
   The Fund invests in direct obligations of the U.S.
Treasury and repurchase agreements backed by Treasury
obligations. Securities purchased by the Fund will have
maturities of 397 days or less.
==================================================================================================================================

SHORT-TERM INVESTMENTS TRUST


==============================================================================                ====================================
FUND COMPOSITION BY MATURITY                                                                  FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/06                                                                        IN DAYS, AS OF 2/28/06

                   LIQUID                        GOVERNMENT       GOVERNMENT                  STIC PRIME PORTFOLIO
                   ASSETS        TREASURY        & AGENCY        TAXADVANTAGE
                  PORTFOLIO*     PORTFOLIO      PORTFOLIO**       PORTFOLIO**                 1-7                     42.3%

1-7               66.0%            65.3%            72.6%            55.5%                    8-14                    11.0

8-30              13.6              3.9              2.0             15.5                     15-21                   11.2

31-90             11.8             14.7              8.9             14.6                     22-28                   16.0

91-180             3.5             16.1             11.7             11.6                     29-35                   10.2

181+               5.1              0.0              4.8              2.8                     36-42                    4.5

                                                                                              43-60                    4.8


The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*  The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

==================================================================================================================================



==================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY
INVESTING IN THE FUND.
==================================================================================================================================


==================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
==================================================================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST




                      Dear Fellow AIM Fund Shareholders:

                      Having completed a year of transition and change at AIM
                      Funds--as well as my first full year as your board's
     [CROCKETT        independent chair--I can assure you that shareholder
       PHOTO]         interests are at the forefront of every decision your
                      board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

  BRUCE L. CROCKETT      Some highlights of 2005 board activity:

                         o Board approval of voluntary fee reductions, which are saving shareholders more than $20 million annually, based on asset levels as of March 31, 2005.

                         o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                         o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                         In 2006, your board will continue to focus on reducing
                      costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                         The AIM Funds board is pleased to welcome our newest
                      independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                         Your board welcomes your views. Please mail them to me
                      at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.



                      Sincerely,



                      /S/ BRUCE L. CROCKETT
                      Bruce L. Crockett
                      Independent Chair
                      On Behalf of the Board of Trustees
                      AIM Funds

                      April 12, 2006

SHORT-TERM INVESTMENTS TRUST



CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate
As a shareholder of a Cash Management        over the period. Simply divide your          the actual ending account balance or
Class, you incur ongoing costs,              account value by $1,000 (for example,        expenses you paid for the period. You
including management fees,                   an $8,600 account value divided by           may use this information to compare
distribution and/or service fees             $1,000 = 8.6), then multiply the             the ongoing costs of investing in a
(12b-1) and other Fund expenses. This        result by the number in the table            Fund and other funds. To do so,
example is intended to help you              under the heading entitled "Actual           compare this 5% hypothetical example
understand your ongoing costs (in            Expenses Paid During Period" to              with the 5% hypothetical examples that
dollars) of investing in the Funds and       estimate the expenses you paid on your       appear in the shareholder reports of
compare these costs with ongoing costs       account during this period.                  the other funds.
of investing in other mutual funds.
The example is based on an investment        HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown
of $1,000 invested at the beginning of       COMPARISON PURPOSES                          in the table are meant to highlight
the period and held for the entire                                                        your ongoing costs only. Therefore,
period September 1, 2005, through            The table below also provides                the hypothetical information is useful
February 28, 2006.                           information about hypothetical account       in comparing ongoing costs only, and
                                             values and hypothetical expenses based       will not help you determine the
ACTUAL EXPENSES                              on each Fund's actual expense ratio          relative total costs of owning
                                             and an assumed rate of return of 5%          different funds.
The table below provides information         per year before expenses, which is not
about actual account values and actual       a Fund's actual return.
expenses. You may use the information
in this table,


==================================================================================================================================
                                                                                        HYPOTHETICAL
                                                    ACTUAL                   (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING         ENDING              EXPENSES         ENDING                 EXPENSES        ANNUALIZED
                      ACCOUNT VALUE   ACCOUNT VALUE         PAID DURING     ACCOUNT VALUE            PAID DURING       EXPENSE
   FUND                 (9/1/05)       (2/28/06)(1)           PERIOD(2)       (2/28/06)               PERIOD(2)         RATIO
Liquid Assets          $1,000.00        $1,019.70              $1.00          $1,023.80                 $1.00            0.20%
STIC Prime              1,000.00         1,019.70               1.00           1,023.80                  1.00            0.20
Treasury                1,000.00         1,018.70               1.00           1,023.80                  1.00            0.20
Government
& Agency                1,000.00         1,019.30               1.00           1,023.80                  1.00            0.20
Government
TaxAdvantage            1,000.00         1,018.90               1.00           1,023.80                  1.00            0.20


(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2005, through
    February 28, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the
    Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
==================================================================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST


APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees (the "Board") of       to be provided by AIM under the              Government & Agency Portfolio
Short-Term Investments Trust (the            Advisory Agreement. Based on such
"Trust") oversees the management of          review, the Board concluded that the         o The performance of the Fund relative
each Fund of the Trust, and as               range of services to be provided by          to comparable funds. The Board
required by law, determines annually         AIM under the Advisory Agreement was         reviewed the performance of the Fund
whether to approve the continuance of        appropriate and that AIM currently is        during the past one, three and five
each Fund's advisory agreement with          providing services in accordance with        calendar years against the performance
A I M Advisors, Inc. ("AIM"). Based          the terms of the Advisory Agreement.         of funds advised by other advisors
upon the recommendation of the                                                            with investment strategies comparable
Investments Committee of the Board at        o The quality of services to be              to those of the Fund. The Board noted
a meeting held on June 30, 2005, the         provided by AIM. The Board reviewed          that the Fund's performance in such
Board, including all of the                  the credentials and experience of the        periods was above the median
independent trustees, approved the           officers and employees of AIM who will       performance of such comparable funds.
continuance of the advisory agreement        provide investment advisory services         Based on this review, the Board
(the "Advisory Agreement") between           to each Fund. In reviewing the               concluded that no changes should be
each Fund and AIM for another year,          qualifications of AIM to provide             made to the Fund and that it was not
effective July 1, 2005.                      investment advisory services, the            necessary to change the Fund's
                                             Board reviewed the qualifications of         portfolio management team at this
   The Board considered the factors          AIM's investment personnel and               time.
discussed below in evaluating the            considered such issues as AIM's
fairness and reasonableness of each          portfolio and product review process,        o The performance of the Fund relative
Fund's Advisory Agreement at the             AIM's legal and compliance function,         to indices. The Board reviewed the
meeting on June 30, 2005 and as part         AIM's use of technology, AIM's               performance of the Fund during the
of the Board's ongoing oversight of          portfolio administration function and        past one, three and five calendar
each Fund. In their deliberations, the       the quality of AIM's investment              years against the performance of the
Board and the independent trustees did       research. Based on the review of these       Lipper Institutional US Government
not identify any particular factor           and other factors, the Board concluded       Money Market Index. The Board noted
that was controlling, and each trustee       that the quality of services to be           that the Fund's performance for the
attributed different weights to the          provided by AIM was appropriate and          one and three year periods was above
various factors.                             that AIM currently is providing              the performance of such Index and
                                             satisfactory services in accordance          comparable to such Index for the five
   One of the responsibilities of the        with the terms of the Advisory               year period. Based on this review, the
Senior Officer of the Funds, who is          Agreement.                                   Board concluded that no changes should
independent of AIM and AIM's                                                              be made to the Fund and that it was
affiliates, is to manage the process         o Meeting with the Funds' portfolio          not necessary to change the Fund's
by which the Funds' proposed                 managers and investment personnel.           portfolio management team at this
management fees are negotiated to            With respect to each Fund, the Board         time.
ensure that they are negotiated in a         is meeting periodically with each
manner which is at arm's length and          Fund's portfolio manager and/or other        o Fees relative to those of clients of
reasonable. To that end, the Senior          investment personnel and believes that       AIM with comparable investment
Officer must either supervise a              such individuals are competent and           strategies. The Board reviewed the
competitive bidding process or prepare       able to continue to carry out their          advisory fee rate for the Fund under
an independent written evaluation. The       responsibilities under the Advisory          the Advisory Agreement. The Board
Senior Officer has recommended an            Agreement.                                   noted that this rate was comparable to
independent written evaluation in lieu                                                    the advisory fee rates for two
of a competitive bidding process and,        o Overall performance of AIM. The            institutional money market funds, and
upon the direction of the Board, has         Board considered the overall                 lower than the advisory fee rates for
prepared such an independent written         performance of AIM in providing              a third institutional money market
evaluation. Such written evaluation          investment advisory and portfolio            fund (which has an "all-in" fee
also considered certain of the factors       administrative services to each Fund         structure whereby AIM pays all of the
discussed below. In addition, as             and concluded that such performance          fund's ordinary operating expenses),
discussed below, the Senior Officer          was satisfactory.                            advised by AIM with investment
made certain recommendations to the                                                       strategies comparable to those of the
Board in connection with such written        o Independent written evaluation and         Fund. The Board noted that AIM has
evaluation.                                  recommendations of the Funds' Senior         agreed to waive fees and/or limit
                                             Officer. The Board noted that, upon          expenses of the Fund, as discussed
   The discussion below serves as a          their direction, the Senior Officer of       below. Based on this review, the Board
summary of the Senior Officer's              the Funds, who is independent of AIM         concluded that the advisory fee rate
independent written evaluation and           and AIM's affiliates, had prepared an        for the Fund under the Advisory
recommendations to the Board in              independent written evaluation in            Agreement was fair and reasonable.
connection therewith, as well as a           order to assist the Board in
discussion of the material factors and       determining the reasonableness of the        o Fees relative to those of comparable
the conclusions with respect thereto         proposed management fees of the AIM          funds with other advisors. The Board
that formed the basis for the Board's        Funds, including these Funds. The            reviewed the advisory fee rate for the
approval of each Fund's Advisory             Board noted that the Senior Officer's        Fund under the Advisory Agreement. The
Agreement. After consideration of all        written evaluation had been relied           Board compared effective contractual
of the factors below and based on its        upon by the Board in this regard in          advisory fee rates at a common asset
informed business judgment, the Board        lieu of a competitive bidding process.       level and noted that the Fund's rate
determined that each Fund's Advisory         In determining whether to continue the       was below the median rate of the funds
Agreement is in the best interests of        Advisory Agreement for each Fund, the        advised by other advisors with
the Fund and its shareholders and that       Board considered the Senior Officer's        investment strategies comparable to
the compensation to AIM under each           written evaluation and the                   those of the Fund that the Board
Fund's Advisory Agreement is fair and        recommendation made by the Senior            reviewed. The Board noted that AIM has
reasonable and would have been               Officer to the Board that the Board          agreed to waive fees and/or limit
obtained through arm's length                consider implementing a process to           expenses of the Fund, as discussed
negotiations.                                assist them in more closely monitoring       below. Based on this review, the Board
                                             the performance of the AIM Funds. The        concluded that the advisory fee rate
FUND-SPECIFIC FACTORS WITH THE SAME          Board concluded that it would be             for the Fund under the Advisory
CONCLUSIONS                                  advisable to implement such a process        Agreement was fair and reasonable.
                                             as soon as reasonably practicable.
The Board considered the following                                                        o Expense limitations and fee waivers.
fund-specific factors separately for         FUND-SPECIFIC FACTORS WITH SEPARATE          The Board noted that AIM has
each Fund and reached the same               CONCLUSIONS                                  contractually agreed to waive fees
conclusions for each such Fund, which                                                     and/or limit expenses of the Fund in
conclusions are set forth below.             The Board considered the following           an amount necessary to limit total
                                             fund-specific factors separately for         annual operating expenses to a
o The nature and extent of the               each Fund and reached separate               specified percentage of average daily
advisory services to be provided by          conclusions for each such Fund, which        net assets for each class of the Fund.
AIM. The Board reviewed the services         conclusions are set forth below.             The Board considered the contractual
                                                                                          nature of this fee waiv-

                                                                                                                         (continued)

SHORT-TERM INVESTMENTS TRUST


er/expense limitation and noted that         (which has an "all-in" fee structure         uidity, increased diversification or
it remains in effect until August 31,        whereby AIM pays all of the fund's           decreased transaction costs. The Board
2006. The Board considered the effect        ordinary operating expenses), advised        also found that the Fund will not
this fee waiver/expense limitation           by AIM with investment strategies            receive reduced services if it invests
would have on the Fund's estimated           comparable to those of the Fund. The         its cash balances in such money market
expenses and concluded that the levels       Board noted that AIM has agreed to           funds. The Board noted that, to the
of fee waivers/expense limitations for       waive fees and/or limit expenses of          extent the Fund invests in affiliated
the Fund were fair and reasonable.           the Fund, as discussed below. Based on       money market funds, AIM has
                                             this review, the Board concluded that        voluntarily agreed to waive a portion
o Breakpoints and economies of scale.        the advisory fee rate for the Fund           of the advisory fees it receives from
The Board reviewed the structure of          under the Advisory Agreement was fair        the Fund attributable to such
the Fund's advisory fee under the            and reasonable.                              investment. The Board further
Advisory Agreement, noting that it                                                        determined that the proposed
does not include any breakpoints. The        o Fees relative to those of comparable       securities lending program and related
Board considered whether it would be         funds with other advisors. The Board         procedures with respect to the lending
appropriate to add advisory fee              reviewed the advisory fee rate for the       Fund is in the best interests of the
breakpoints for the Fund or whether,         Fund under the Advisory Agreement. The       lending Fund and its respective
due to the nature of the Fund and the        Board compared effective contractual         shareholders. The Board therefore
advisory fee structures of comparable        advisory fee rates at a common asset         concluded that the investment of cash
funds, it was reasonable to structure        level and noted that the Fund's rate         collateral received in connection with
the advisory fee without breakpoints.        was below the median rate of the funds       the securities lending program in the
Based on this review, the Board              advised by other advisors with               money market funds according to the
concluded that it was not necessary to       investment strategies comparable to          procedures is in the best interests of
add advisory fee breakpoints to the          those of the Fund that the Board             the lending Fund and its respective
Fund's advisory fee schedule. The            reviewed. The Board noted that AIM has       shareholders.
Board reviewed the level of the Fund's       agreed to waive fees and/or limit
advisory fees, and noted that such           expenses of the Fund, as discussed           LIQUID ASSETS PORTFOLIO
fees, as a percentage of the Fund's          below. Based on this review, the Board
net assets, would remain constant            concluded that the advisory fee for          o The performance of the Fund relative
under the Advisory Agreement because         the Fund under the Advisory Agreement        to comparable funds. The Board
the Advisory Agreement does not              was fair and reasonable.                     reviewed the performance of the Fund
include any breakpoints. The Board                                                        during the past one, three and five
concluded that the Fund's fee levels         o Expense limitations and fee waivers.       calendar years against the performance
under the Advisory Agreement therefore       The Board noted that AIM has                 of funds advised by other advisors
would not reflect economies of scale.        contractually agreed to waive fees           with investment strategies comparable
                                             and/or limit expenses of the Fund in         to those of the Fund. The Board noted
o Investments in affiliated money            an amount necessary to limit total           that the Fund's performance in such
market funds. Not applicable because         annual operating expenses to a               periods was above the median
the Fund does not invest in affiliated       specified percentage of average daily        performance of such comparable funds.
money market funds.                          net assets for each class of the Fund.       Based on this review, the Board
                                             The Board considered the contractual         concluded that no changes should be
GOVERNMENT TAXADVANTAGE PORTFOLIO            nature of this fee waiver/expense            made to the Fund and that it was not
                                             limitation and noted that it remains         necessary to change the Fund's
o The performance of the Fund relative       in effect until August 31, 2006. The         portfolio management team at this
to comparable funds. The Board               Board considered the effect this fee         time.
reviewed the performance of the Fund         waiver/expense limitation would have
during the past one, three and five          on the Fund's estimated expenses and         o The performance of the Fund relative
calendar years against the performance       concluded that the levels of fee             to indices. The Board reviewed the
of funds advised by other advisors           waivers/expense limitations for the          performance of the Fund during the
with investment strategies comparable        Fund were fair and reasonable.               past one, three and five calendar
to those of the Fund. The Board noted                                                     years against the performance of the
that the Fund's performance for the          o Breakpoints and economies of scale.        Lipper Institutional Money Market
one and three year periods was above         The Board reviewed the structure of          Index. The Board noted that the Fund's
the median performance of such               the Fund's advisory fee under the            performance in such periods was
comparable funds and below such median       Advisory Agreement, noting that it           comparable to the performance of such
performance for the five year period.        includes two breakpoints. The Board          Index. Based on this review, the Board
Based on this review, the Board              reviewed the level of the Fund's             concluded that no changes should be
concluded that no changes should be          advisory fees, and noted that such           made to the Fund and that it was not
made to the Fund and that it was not         fees, as a percentage of the Fund's          necessary to change the Fund's
necessary to change the Fund's               net assets, would decrease as net            portfolio management team at this
portfolio management team at this            assets increase because the Advisory         time.
time.                                        Agreement includes breakpoints. The
                                             Board noted that, due to the Fund's          o Fees relative to those of clients of
o The performance of the Fund relative       current asset levels and the way in          AIM with comparable investment
to indices. The Board reviewed the           which the advisory fee breakpoints           strategies. The Board reviewed the
performance of the Fund during the           have been structured, the Fund has yet       advisory fee rate for the Fund under
past one, three and five calendar            to benefit from the breakpoints. The         the Advisory Agreement. The Board
years against the performance of the         Board concluded that the Fund's fee          noted that this rate (i) was lower
Lipper Institutional US Government           levels under the Advisory Agreement          than the advisory fee rates for one
Money Market Index. The Board noted          therefore would reflect economies of         retail money market fund, lower than
that the Fund's performance for the          scale at higher asset levels and that        the advisory fee rates for one
one and three year periods was above         it was not necessary to change the           institutional money market fund (which
the performance of such Index and            advisory fee breakpoints in the Fund's       has an "all-in" fee structure whereby
comparable to such Index for the five        advisory fee schedule.                       AIM pays all of the fund's ordinary
year period. Based on this review, the                                                    operating expenses), the same as the
Board concluded that no changes should       o Investments in affiliated money            advisory fee rates for a second such
be made to the Fund and that it was          market funds. The Board also took into       institutional money market fund, and
not necessary to change the Fund's           account the fact that uninvested cash        comparable to the advisory fee rates
portfolio management team at this            and cash collateral from securities          for a third such institutional money
time.                                        lending arrangements (collectively,          market fund, advised by AIM with
                                             "cash balances") of the Fund may be          investment strategies comparable to
o Fees relative to those of clients of       invested in money market funds advised       those of the Fund; (ii) was lower than
AIM with comparable investment               by AIM pursuant to the terms of an SEC       the advisory fee rates for a variable
strategies. The Board reviewed the           exemptive order. The Board found that        insurance fund advised by AIM and
advisory fee rate for the Fund under         the Fund may realize certain benefits        offered to insurance company separate
the Advisory Agreement. The Board            upon investing cash balances in AIM          accounts with investment strategies
noted that this rate was comparable to       advised money market funds, including        comparable to those of the Fund; (iii)
the advisory fee rates for two               a higher net return, increased liq-          was lower than the advisory fee rates
institutional money market funds, and                                                     for one
lower than the advisory fee rates for
a third institutional money market                                                                                   (continued)
fund

                                                    SHORT-TERM INVESTMENTS TRUST


offshore fund for which an AIM               STIC Prime Portfolio                         rates at a common asset level and
affiliate serves as advisor with                                                          noted that the Fund's rate was below
investment strategies comparable to          o The performance of the Fund relative       the median rate of the funds advised
those of the Fund; and (iv) was higher       to comparable funds. The Board               by other advisors with investment
than the advisory fee rates for one          reviewed the performance of the Fund         strategies comparable to those of the
unregistered pooled investment               during the past one, three and five          Fund that the Board reviewed. The
vehicle, comparable to the advisory          calendar years against the performance       Board noted that AIM has agreed to
fee rates for a second such vehicle,         of funds advised by other advisors           waive fees and/or limit expenses of
and the same as the advisory fee rates       with investment strategies comparable        the Fund, as discussed below. Based on
for a third such vehicle, for which an       to those of the Fund. The Board noted        this review, the Board concluded that
AIM affiliate serves as advisor with         that the Fund's performance for the          the advisory fee rate for the Fund
investment strategies comparable to          three and five year periods was below        under the Advisory Agreement was fair
those of the Fund. The Board noted           the median performance of such               and reasonable.
that AIM has agreed to waive fees            comparable funds and above such median
and/or limit expenses of the Fund, as        performance for the one year period.         o Expense limitations and fee waivers.
discussed below. Based on this review,       Based on this review, the Board              The Board noted that AIM has
the Board concluded that the advisory        concluded that no changes should be          contractually agreed to waive fee
fee rate for the Fund under the              made to the Fund and that it was not         and/or limit expenses of the Fund in
Advisory Agreement was fair and              necessary to change the Fund's               an amount necessary to limit total
reasonable.                                  portfolio management team at this            annual operating expenses to a
                                             time.                                        specified percentage of average daily
o Fees relative to those of comparable                                                    net assets for each class of the Fund.
funds with other advisors. The Board         o The performance of the Fund relative       The Board considered the contractual
reviewed the advisory fee rate for the       to indices. The Board reviewed the           nature of this fee waiver/expense
Fund under the Advisory Agreement. The       performance of the Fund during the           limitation and noted that it remains
Board compared effective contractual         past one, three and five calendar            in effect until August 31, 2006. The
advisory fee rates at a common asset         years against the performance of the         Board considered the effect this fee
level and noted that the Fund's rate         Lipper Institutional Money Market Fund       waiver/expense limitation would have
was below the median rate of the funds       Index. The Board noted that the Fund's       on the Fund's estimated expenses and
advised by other advisors with               performance in such periods was at or        concluded that the levels of fee
investment strategies comparable to          comparable to the performance of such        waivers/expense limitations for the
those of the Fund that the Board             Index. Based on this review, the Board       Fund were fair and reasonable.
reviewed. The Board noted that AIM has       concluded that no changes should be
agreed to waive fees and/or limit            made to the Fund and that it was not         o Breakpoints and economies of scale.
expenses of the Fund, as discussed           necessary to change the Fund's               The Board reviewed the structure of
below. Based on this review, the Board       portfolio management team at this            the Fund's advisory fee under the
concluded that the advisory fee rate         time.                                        Advisory Agreement, noting that it
for the Fund under the Advisory                                                           does not include any breakpoints. The
Agreement was fair and reasonable.           o Fees relative to those of clients of       Board considered whether it would be
                                             AIM with comparable investment               appropriate to add advisory fee
o Expense limitations and fee waivers.       strategies. The Board reviewed the           breakpoints for the Fund or whether,
The Board noted that AIM has                 advisory fee rate for the Fund under         due to the nature of the Fund and the
contractually agreed to waive fees           the Advisory Agreement. The Board            advisory fee structures of comparable
and/or limit expenses of the Fund in         noted that this rate (i) was lower           funds, it was reasonable to structure
an amount necessary to limit total           than the advisory fee rates for one          the advisory fee without breakpoints.
annual operating expenses to a               retail money market fund, lower than         Based on this review, the Board
specified percentage of average daily        the advisory fee rates for one               concluded that it was not necessary to
net assets for each class of the Fund.       institutional money market fund (which       add advisory fee breakpoints to the
The Board considered the contractual         has an "all-in" fee structure whereby        Fund's advisory fee schedule. The
nature of this fee waiver/expense            AIM pays all of the fund's ordinary          Board reviewed the level of the Fund's
limitation and noted that it remains         operating expenses), the same as the         advisory fees, and noted that such
in effect until August 31, 2006. The         advisory fee rates for a second such         fees, as a percentage of the Fund's
Board considered the effect this fee         institutional money market fund, and         net assets, would remain constant
waiver/expense limitation would have         comparable to the advisory fee rates         under the Advisory Agreement because
on the Fund's estimated expenses and         for a third such institutional money         the Advisory Agreement does not
concluded that the levels of fee             market fund, advised by AIM with             include any breakpoints. The Board
waivers/expense limitations for the          investment strategies comparable to          concluded that the Fund's fee levels
Fund were fair and reasonable.               those of the Fund; (ii) was lower than       under the Advisory Agreement therefore
                                             the advisory fee rates for a variable        would not reflect economies of scale.
o Breakpoints and economies of scale.        insurance fund advised by AIM and
The Board reviewed the structure of          offered to insurance company separate        o Investments in affiliated money
the Fund's advisory fee under the            accounts with investment strategies          market funds. Not applicable because
Advisory Agreement, noting that it           comparable to those of the Fund; (iii)       the Fund does not invest in affiliated
does not include any breakpoints. The        was lower than the advisory fee rates        money market funds.
Board considered whether it would be         for one offshore fund for which an AIM
appropriate to add advisory fee              affiliate serves as advisor with             Treasury Portfolio
breakpoints for the Fund or whether,         investment strategies comparable to
due to the nature of the Fund and the        those of the Fund; and (iv) was higher       o The performance of the Fund relative
advisory fee structures of comparable        than the advisory fee rates for one          to comparable funds. The Board
funds, it was reasonable to structure        unregistered pooled investment               reviewed the performance of the Fund
the advisory fee without breakpoints.        vehicle, comparable to the advisory          during the past one, three and five
Based on this review, the Board              fee rates for a second such vehicle,         calendar years against the performance
concluded that it was not necessary to       and the same as the advisory fee rates       of funds advised by other advisors
add advisory fee breakpoints to the          for a third such vehicle, for which an       with investment strategies comparable
Fund's advisory fee schedule. The            AIM affiliate serves as advisor with         to those of the Fund. The Board noted
Board reviewed the level of the Fund's       investment strategies comparable to          that the Fund's performance in such
advisory fees, and noted that such           those of the Fund. The Board noted           periods was above the median
fees, as a percentage of the Fund's          that AIM has agreed to waive fees            performance of such comparable funds.
net assets, would remain constant            and/or limit expenses of the Fund, as        Based on this review, the Board
under the Advisory Agreement because         discussed below. Based on this review,       concluded that no changes should be
the Advisory Agreement does not              the Board concluded that the advisory        made to the Fund and that it was not
include any breakpoints. The Board           fee rate for the Fund under the              necessary to change the Fund's
concluded that the Fund's fee levels         Advisory Agreement was fair and              portfolio management team at this
under the Advisory Agreement therefore       reasonable.                                  time.
would not reflect economies of scale.
                                             o Fees relative to those of comparable       o The performance of the Fund relative
o Investments in affiliated money            funds with other advisors. The Board         to indices. The Board reviewed the
market funds. Not applicable because         reviewed the advisory fee rate for the       performance of the Fund during the
the Fund does not invest in affiliated       Fund under the Advisory Agreement. The       past one, three and five calendar
money market funds.                          Board compared effective contractual         years against the performance of the
                                             advisory fee                                 Lipper Institutional

                                                                                                                     (continued)

SHORT-TERM INVESTMENTS TRUST




US Treasury Money Market Index. The          advisory fee schedule. The Board             o Benefits of soft dollars to AIM. The
Board noted that the Fund's                  reviewed the level of the Fund's             Board considered the benefits realized
performance for the one and three year       advisory fees, and noted that such           by AIM as a result of brokerage
periods was above the performance of         fees, as a percentage of the Fund's          transactions executed through "soft
such Index and comparable to such            net assets, would remain constant            dollar" arrangements. Under these
Index for the five year period. Based        under the Advisory Agreement because         arrangements, brokerage commissions
on this review, the Board concluded          the Advisory Agreement does not              paid by other funds advised by AIM are
that no changes should be made to the        include any breakpoints. The Board           used to pay for research and execution
Fund and that it was not necessary to        concluded that the Fund's fee levels         services. This research may be used by
change the Fund's portfolio management       under the Advisory Agreement therefore       AIM in making investment decisions for
team at this time.                           would not reflect economies of scale.        the Fund. The Board concluded that
                                                                                          such arrangements were appropriate.
o Fees relative to those of clients of       o Investments in affiliated money
AIM with comparable investment               market funds. The Board also took into       o AIM's financial soundness in light
strategies. The Board reviewed the           account the fact that uninvested cash        of the Funds' needs. The Board
advisory fee rate for the Fund under         and cash collateral from securities          considered whether AIM is financially
the Advisory Agreement. The Board            lending arrangements (collectively,          sound and has the resources necessary
noted that this rate was comparable to       "cash balances") of the Fund may be          to perform its obligations under the
the advisory fee rates for two               invested in money market funds advised       Advisory Agreement, and concluded that
institutional money market funds, and        by AIM pursuant to the terms of an SEC       AIM has the financial resources
lower than the advisory fee rates for        exemptive order. The Board found that        necessary to fulfill its obligations
a third institutional money market           the Fund may realize certain benefits        under the Advisory Agreement.
fund (which has an "all-in" fee              upon investing cash balances in AIM
structure whereby AIM pays all of the        advised money market funds, including        o Historical relationship between each
fund's ordinary operating expenses),         a higher net return, increased               Fund and AIM. In determining whether
advised by AIM with investment               liquidity, increased diversification         to continue the Advisory Agreement for
strategies comparable to those of the        or decreased transaction costs. The          each Fund, the Board also considered
Fund. The Board noted that AIM has           Board also found that the Fund will          the prior relationship between AIM and
agreed to waive fees and/or limit            not receive reduced services if it           each Fund, as well as the Board's
expenses of the Fund, as discussed           invests its cash balances in such            knowledge of AIM's operations, and
below. Based on this review, the Board       money market funds. The Board noted          concluded that it was beneficial to
concluded that the advisory fee rate         that, to the extent the Fund invests         maintain the current relationship, in
for the Fund under the Advisory              in affiliated money market funds, AIM        part, because of such knowledge. The
Agreement was fair and reasonable.           has voluntarily agreed to waive a            Board also reviewed the general nature
                                             portion of the advisory fees it              of the non-investment advisory
o Fees relative to those of comparable       receives from the Fund attributable to       services currently performed by AIM
funds with other advisors. The Board         such investment. The Board further           and its affiliates, such as
reviewed the advisory fee rate for the       determined that the proposed                 administrative, transfer agency and
Fund under the Advisory Agreement. The       securities lending program and related       distribution services, and the fees
Board compared effective contractual         procedures with respect to the lending       received by AIM and its affiliates for
advisory fee rates at a common asset         Fund is in the best interests of the         performing such services. In addition
level and noted that the Fund's rate         lending Fund and its respective              to reviewing such services, the
was below the median rate of the funds       shareholders. The Board therefore            trustees also considered the
advised by other advisors with               concluded that the investment of cash        organizational structure employed by
investment strategies comparable to          collateral received in connection with       AIM and its affiliates to provide
those of the Fund that the Board             the securities lending program in the        those services. Based on the review of
reviewed. The Board noted that AIM has       money market funds according to the          these and other factors, the Board
agreed to waive fees and/or limit            procedures is in the best interests of       concluded that AIM and its affiliates
expenses of the Fund, as discussed           the lending Fund and its respective          were qualified to continue to provide
below. Based on this review, the Board       shareholders.                                non-investment advisory services to
concluded that the advisory fee rate                                                      each Fund, including administrative,
for the Fund under the Advisory              GLOBAL FACTORS                               transfer agency and distribution
Agreement was fair and reasonable.                                                        services, and that AIM and its
                                             The Board considered the following           affiliates currently are providing
o Expense limitations and fee waivers.       global factors for each Fund and             satisfactory noninvestment advisory
The Board noted that AIM has                 reached the same conclusions for each        services.
contractually agreed to waive fees           such Fund, which conclusions are set
and/or limit expenses of the Fund in         forth below.                                 o Other factors and current trends. In
an amount necessary to limit total                                                        determining whether to continue the
annual operating expenses to a               o Profitability of AIM and its               Advisory Agreement for each Fund, the
specified percentage of average daily        affiliates. The Board reviewed               Board considered the fact that AIM,
net assets for each class of the Fund.       information concerning the                   along with others in the mutual fund
The Board considered the contractual         profitability of AIM's (and its              industry, is subject to regulatory
nature of this fee waiver/expense            affiliates') investment advisory and         inquiries and litigation related to a
limitation and noted that it remains         other activities and its financial           wide range of issues. The Board also
in effect until August 31, 2006. The         condition. The Board considered the          considered the governance and
Board considered the effect this fee         overall profitability of AIM,. as well       compliance reforms being undertaken by
waiver/expense limitation would have         as the profitability of AIM in               AIM and its affiliates, including
on the Fund's estimated expenses and         connection with managing each Fund.          maintaining an internal controls
concluded that the levels of fee             The Board noted that AIM's operations        committee and retaining an independent
waivers/expense limitations for the          remain profitable, although increased        compliance consultant, and the fact
Fund were fair and reasonable.               expenses in recent years have reduced        that AIM has undertaken to cause each
                                             AIM's profitability. Based on the            Fund to operate in accordance with
o Breakpoints and economies of scale.        review of the profitability of AIM, as       certain governance policies and
The Board reviewed the structure of          well as the profitability of AIM in          practices. The Board concluded that
the Fund's advisory fee under the            connection with managing each Fund.          these actions indicated a good faith
Advisory Agreement, noting that it           The Board noted that AIM's operations        effort on the part of AIM to adhere to
does not include any breakpoints. The        remain profitable, although increased        the highest ethical standards, and
Board considered whether it would be         expenses in recent years have reduced        determined that the current regulatory
appropriate to add advisory fee              AIM's profitability. Based on the            and litigation environment to which
breakpoints for the Fund or whether,         review of the profitability of AIM's         AIM is subject should not prevent the
due to the nature of the Fund and the        and its affiliates' investment               Board from continuing the Advisory
advisory fee structures of comparable        advisory and other activities and its        Agreement for each Fund.
funds, it was reasonable to structure        financial condition, the Board
the advisory fee without breakpoints.        concluded that the compensation to be
Based on this review the Board               paid by each Fund to AIM under its
concluded that it was not necessary to       Advisory Agreement was not excessive.
add advisory fee breakpoints to the
Fund's

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
TIME DEPOSITS-18.20%(a)

Deutsche Bank A.G. (Cayman Islands)
  4.53%                                        03/01/06   $  400,000   $   400,000,000
--------------------------------------------------------------------------------------
  4.58%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. (Cayman Islands)
  4.54%                                        03/01/06      300,000       300,000,000
--------------------------------------------------------------------------------------
Fifth Third Bank (Cayman Islands)
  4.53%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
ING Belgium S.A./N.V. (Belgium)
  4.56%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank (Cayman Islands)
  4.50%                                        03/01/06      245,844       245,843,987
--------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.58%                                        03/01/06      350,000       350,000,000
--------------------------------------------------------------------------------------
U.S. Bank, N.A. (Cayman Islands)
  4.53%                                        03/01/06    1,000,000     1,000,000,000
======================================================================================
    Total Time Deposits (Cost $3,795,843,987)                            3,795,843,987
======================================================================================


COMMERCIAL PAPER-17.70%(b)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-2.28%


Amstel Funding Corp.(c)(d)
  (Acquired 01/05/06; Cost $98,890,000)
  4.44%                                        04/05/06      100,000        99,568,333
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $36,096,980)
  4.46%                                        04/11/06       36,504        36,318,580
--------------------------------------------------------------------------------------
  (Acquired 11/30/05; Cost $97,809,625)
  4.46%                                        05/26/06      100,000        98,935,750
--------------------------------------------------------------------------------------
  (Acquired 12/14/05; Cost $97,740,000)
  4.52%                                        06/14/06      100,000        98,681,667
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $71,651,331)
  4.55%                                        07/11/06       73,308        72,086,322
--------------------------------------------------------------------------------------
  (Acquired 01/18/06; Cost $69,899,116)
  4.56%                                        07/17/06       71,530        70,279,656
======================================================================================
                                                                           475,870,308
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------



ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-0.11%(c)


Old Line Funding, LLC (Acquired 01/13/06;
  Cost $22,967,002)
  4.41%                                        03/01/06   $   23,100   $    23,100,000
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.94%


Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 01/10/06; Cost
  $44,497,125)
  4.47%(c)                                     04/12/06       45,000        44,765,325
--------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC(c)-Series
  A (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 09/08/05; Cost
  $98,063,722)
  3.83%                                        03/09/06      100,000        99,914,889
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $182,625,287)
  4.47%                                        04/10/06      184,666       183,748,826
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 12/15/05; Cost $75,007,818)
  4.53%(c)(d)                                  06/14/06       76,756        75,741,861
--------------------------------------------------------------------------------------
Picaros Funding PLC/LLC (CEP-KBC Bank N.V.)
  (Acquired 01/11/06; Cost $103,839,663)
  4.47%(c)(d)                                  04/11/06      105,000       104,465,462
--------------------------------------------------------------------------------------
Steamboat Funding Corp. (CEP-Royal Bank of
  Scotland PLC) (Acquired 02/24/06; Cost
  $104,545,277)
  4.56%(c)(d)                                  03/10/06      104,731       104,611,607
======================================================================================
                                                                           613,247,970
======================================================================================


ASSET-BACKED SECURITIES- MULTI-PURPOSE-4.73%


Amsterdam Funding Corp. (Acquired 02/07/06;
  Cost $49,855,931)
  4.51%(c)(d)                                  03/02/06       50,000        49,993,736
--------------------------------------------------------------------------------------
Barton Capital LLC (Acquired 02/21/06; Cost
  $73,197,101)
  4.51%(c)                                     03/22/06       73,464        73,270,728
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Charta LLC (Acquired 02/07/06; Cost
  $99,711,222)
  4.52%(c)                                     03/02/06   $  100,000   $    99,987,445
--------------------------------------------------------------------------------------
CRC Funding LLC(c) (Acquired 01/13/06; Cost
  $52,694,853)
  4.41%                                        03/01/06       53,000        53,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/07/06; Cost $49,639,792)
  4.55%                                        04/05/06       50,000        49,778,819
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  02/07/06; Cost $101,006,999)
  4.55%(c)                                     04/04/06      101,727       101,289,857
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC (Acquired
  02/17/06; Cost $63,918,218)
  4.52%(c)                                     03/07/06       64,063        64,014,739
--------------------------------------------------------------------------------------
Jupiter Securitization Corp.(c)
  (Acquired 02/06/06; Cost $51,230,662)
  4.51%                                        03/06/06       51,411        51,378,797
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $60,003,210)
  4.51%                                        03/07/06       60,222        60,176,733
--------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $75,002,908)
  4.52%                                        03/10/06       75,277        75,191,937
--------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/07/06; Cost $96,024,624)
  4.51%(c)                                     03/10/06       96,399        96,290,310
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 02/06/06;
  Cost $82,611,453)
  4.51%(c)                                     03/03/06       82,871        82,850,236
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
  02/08/06; Cost $79,584,851)
  4.51%(c)                                     03/08/06       79,865        79,794,963
--------------------------------------------------------------------------------------
Yorktown Capital LLC 4.51%                     03/02/06       50,000        49,993,736
======================================================================================
                                                                           987,012,036
======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-3.31%


Grampian Funding Ltd./LLC (United Kingdom)(c)
  (Acquired 11/23/05; Cost $107,580,000)
  4.40%                                        05/22/06      110,000       108,897,555
--------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $242,088,583)
  4.65%                                        05/17/06      245,000       242,563,271
--------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp. (Acquired
  02/06/06; Cost $53,798,027)
  4.57%(c)                                     04/07/06       54,204        53,949,407
--------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/24/06; Cost $96,593,708)
  4.54%(c)                                     03/24/06       96,936        96,654,832
--------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC (Acquired 02/07/06;
  Cost $53,372,123)
  4.51%(c)(d)                                  03/07/06       53,560        53,519,741
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Sigma Finance Inc.(c)(d)
  (Acquired 09/08/05; Cost $98,085,000)
  3.83%                                        03/07/06   $  100,000   $    99,936,166
--------------------------------------------------------------------------------------
  (Acquired 12/01/05; Cost $34,219,500)
  4.46%                                        05/30/06       35,000        34,609,750
======================================================================================
                                                                           690,130,722
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.35%(c)


Eureka Securitization, Inc. (Acquired
  02/08/06; Cost $73,241,607)
  4.52%                                        03/08/06       73,500        73,435,402
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.72%


Citigroup Funding Inc.
  4.66%                                        05/18/06       50,000        49,495,167
--------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate
  4.62%(e)                                     04/11/06      100,000       100,000,000
======================================================================================
                                                                           149,495,167
======================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.07%


General Electric Capital Corp.
  3.88%                                        05/26/06      200,000       198,146,222
--------------------------------------------------------------------------------------
  3.91%                                        03/02/06       40,000        39,995,656
--------------------------------------------------------------------------------------
  4.40%                                        05/22/06       70,000        69,298,444
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  4.55%                                        07/10/06      125,000       122,932,656
======================================================================================
                                                                           430,372,978
======================================================================================

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

REGIONAL BANKS-1.19%

Nationwide Building Society(c)(d)
  (Acquired 01/11/06; Cost $98,882,500)
  4.47%                                        04/12/06   $  100,000   $    99,478,500
--------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $74,438,271)
  4.57%                                        04/10/06       75,000        74,619,167
--------------------------------------------------------------------------------------
Northern Rock PLC
  4.15%(d)                                     04/07/06       75,000        74,680,104
======================================================================================
                                                                           248,777,771
======================================================================================
    Total Commercial Paper (Cost
      $3,691,442,354)                                                    3,691,442,354
======================================================================================

CERTIFICATES OF DEPOSIT-11.30%

Banco Bilbao Vizcaya Argentaria, S.A.
  4.35%                                        09/29/06       50,000        49,998,586
--------------------------------------------------------------------------------------
  4.52%                                        04/11/06      100,000       100,001,126
--------------------------------------------------------------------------------------
  4.76%                                        12/18/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  4.52%                                        03/24/06      200,000       200,000,000
--------------------------------------------------------------------------------------
BNP Paribas S.A. (United Kingdom)
  4.10%                                        06/22/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Calyon
  4.01%                                        07/20/06       25,000        24,914,979
--------------------------------------------------------------------------------------
Deutsche Bank A.G.
  4.53%                                        05/05/06      100,000       100,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  3.75%                                        06/13/06       50,000        50,000,000
--------------------------------------------------------------------------------------
  4.49%                                        04/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  4.75%                                        10/25/06      125,000       125,000,000
--------------------------------------------------------------------------------------
  4.99%                                        02/12/07      100,000        99,990,518
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  4.30%                                        09/28/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland
  3.59%                                        06/07/06       50,000        49,998,687
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06      100,000        99,997,374
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A.
  4.54%                                        03/28/06      146,000       146,000,420
--------------------------------------------------------------------------------------
  4.79%                                        07/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom)
  4.50%                                        04/10/06      100,000        99,997,740
--------------------------------------------------------------------------------------
  4.64%                                        07/10/06      200,000       199,992,035
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

Svenska Handelsbanken A.B.
  4.77%                                        12/19/06   $   60,000   $    60,000,000
--------------------------------------------------------------------------------------
  4.95%                                        02/07/07       50,000        50,000,000
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom)
  4.70%                                        05/16/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $2,355,891,465)                                                    2,355,891,465
======================================================================================

VARIABLE RATE DEMAND NOTES-7.48%(a)(f)

INSURED-1.73%(g)(h)

Alaska (State of) Housing Finance Corp.;
  Series 2002 B Taxable Home Mortgage RB
  (INS- Financial Security Assurance Inc.)
  4.56%                                        12/01/36        8,100         8,100,000
--------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  4.56%                                        08/01/29        5,000         5,000,000
--------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Series 2005 B Taxable COP
  (INS-Ambac Assurance Corp.)
  4.55%                                        12/15/18       19,930        19,930,000
--------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B Taxable RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        05/15/25        1,900         1,900,000
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C Taxable RB (INS-MBIA
  Insurance Corp.)
  4.56%                                        07/01/24       32,695        32,695,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/32       15,370        15,370,000
--------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        2,000         2,000,000
--------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        4,750         4,750,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II;(c)
  Series 2001 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  11/14/02; Cost $25,000,000)
  4.56%                                        09/01/36   $   25,000   $    25,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  4.56%                                        08/01/37       60,000        60,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  4.56%                                        08/01/37       40,000        40,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital &
  Healthcare Services; Series 1994 A Taxable
  RB (INS-MBIA Insurance Corp.)
  4.56%                                        11/01/15        3,700         3,700,000
--------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  4.56%                                        09/01/35        6,500         6,500,000
--------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002
  Refunding Special Obligation Taxable RB
  (INS- Ambac Assurance Corp.)
  4.60%                                        07/01/32       14,305        14,305,000
--------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group) Sub- Series 2005
  B1 Taxable RB (INS-Ambac Assurance Corp.)
  4.54%                                        07/01/22       22,000        22,000,000
======================================================================================
                                                                           361,250,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


LETTER OF CREDIT ENHANCED-5.75%(i)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/44   $   12,000   $    12,000,000
--------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     06/01/17        9,550         9,550,000
--------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B Refunding Taxable Electric RB
  (LOC-Dexia Group S.A.)
  4.57%(d)(h)                                  07/01/26        4,450         4,450,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     08/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  4.60%(h)                                     05/01/31       30,000        30,000,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Citizen's Bank of Pennsylvania)
  4.62%(h)                                     02/01/15       50,720        50,720,000
--------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project) Series 1999 B Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.58%(h)                                     01/01/15       14,550        14,550,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/08       37,000        37,000,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     09/01/30        6,000         6,000,000
--------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A Taxable RB
  (LOC-LaSalle Bank, N.A.)
  4.60%(e)                                     02/15/27       11,800        11,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  4.55%(h)                                     12/01/36       61,790        61,790,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of) Biola University;(d)(h)
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  4.60%                                        10/01/34   $   12,300   $    12,300,000
--------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  4.60%                                        10/01/34       12,300        12,300,000
--------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5 Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  4.56%(h)                                     07/01/36       43,400        43,400,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC;(h)
  Series 2005-A Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        8,500         8,500,000
--------------------------------------------------------------------------------------
  Series 2005-B Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        1,350         1,350,000
--------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        06/01/32          700           700,000
--------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        12/01/12        1,100         1,100,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;(h)
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        12/02/19        8,638         8,638,000
--------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        07/01/20        7,422         7,422,000
--------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        09/01/20        4,000         4,000,000
--------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     09/01/34       18,245        18,245,000
--------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     11/01/28       12,080        12,080,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     07/01/20   $   12,800   $    12,800,000
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Series 2005 F Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/21        4,890         4,890,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     02/02/43       12,985        12,985,000
--------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Series 2005 RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     01/01/26        7,300         7,300,000
--------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A Taxable
  RB (LOC-Deutsche Bank A.G.)
  4.62%(d)(h)                                  05/01/09       39,330        39,330,000
--------------------------------------------------------------------------------------
Dome Corp. Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     08/31/16       10,300        10,300,000
--------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/15        8,000         8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005 Floating Rate
  Notes (LOC-Wachovia Bank, N.A.)
  4.57%(a)(h)                                  07/01/30        1,000         1,000,000
--------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  4.69%(h)                                     10/15/27          320           320,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.47%(h)                                     01/01/25       10,745        10,745,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  4.62%(h)                                     03/01/31   $   31,385   $    31,385,000
--------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B
  Refunding RB (LOC-Bank of New York)
  4.60%(h)                                     07/01/35        6,300         6,300,000
--------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  4.57%(h)                                     06/01/25        6,560         6,560,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     09/01/31        7,800         7,800,000
--------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        2,195         2,195,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     12/01/39       16,750        16,750,000
--------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        5,605         5,605,000
--------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.52%(h)                                     09/01/33        7,270         7,270,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     06/01/20          380           380,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $150,710,000)
  4.56%(c)(h)                                  02/01/41      150,710       150,710,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/18   $   55,200   $    55,200,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  4.57%(h)                                     12/01/53        3,575         3,575,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  4.55%(h)                                     06/01/36       36,300        36,300,000
--------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005 Taxable RB (LOC-Allied Irish Banks
  PLC)
  4.54%(d)(h)                                  11/01/35       13,250        13,250,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  4.60%(h)                                     08/01/16        9,985         9,985,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B Refunding Taxable Ltd.
  Obligation RB (LOC-Fifth Third Bank)
  4.57%(h)                                     11/01/28        7,760         7,760,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005 Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     10/01/25       21,000        21,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004 Taxable
  IDR (LOC-Bank of America, N.A.)
  4.60%(h)                                     03/01/19        7,000         7,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003 Taxable IDR (LOC-JPMorgan Chase Bank)
  4.57%(h)                                     12/01/27        7,330         7,330,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     12/01/20   $    9,000   $     9,000,000
--------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/24        2,305         2,305,000
--------------------------------------------------------------------------------------
New Mexico (State of), Laguna Development
  Corp. (Pueblo of Laguna); Series 2005
  Taxable RB (LOC-JPMorgan Chase Bank)
  4.53%(h)                                     12/01/20       17,049        17,048,880
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B Taxable RB
  (LOC-Bank of New York)
  4.55%(h)                                     11/01/37        1,050         1,050,000
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  4.55%(h)                                     09/15/07        4,700         4,700,000
--------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.61%(h)                                     01/01/20        2,110         2,110,000
--------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/23        6,900         6,900,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     05/01/27        3,270         3,270,000
--------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C Taxable RB (LOC-Bank of
  America, N.A.)
  4.50%(h)                                     02/15/21        7,500         7,500,000
--------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/14        3,100         3,100,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  4.59%(h)                                     01/01/15   $    2,800   $     2,800,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  4.60%(h)                                     09/01/20       16,550        16,550,000
--------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B
  Taxable RB (LOC-Wachovia Bank, N.A.)
  4.60%(j)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  4.52%(h)                                     12/01/22        4,070         4,069,723
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.57%(h)                                     05/01/14       13,260        13,260,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series
  2002 A Taxable RB (LOC-Bank of America,
  N.A.)
  4.62%(h)                                     06/01/18        3,950         3,950,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Series 2005
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     10/01/35        7,500         7,500,000
--------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  4.57%(h)                                     02/01/35       49,250        49,250,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  4.57%(h)                                     04/01/24       10,030        10,030,000
--------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005 Taxable RB
  (LOC-Allied Irish Banks PLC)
  4.53%(d)(h)                                  07/01/33        5,500         5,500,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Shepherd Capital LLC;(h)
  Series 2002 B Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%                                        11/01/52   $    9,730   $     9,730,000
--------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        10/01/53        4,805         4,805,000
--------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        07/01/54       10,000        10,000,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     10/01/35        8,000         8,000,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     09/01/17        1,175         1,175,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/26       45,495        45,495,000
--------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004 Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     07/15/26       39,400        39,400,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997 Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/17        3,400         3,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  4.57%(h)                                     05/01/44       10,000        10,000,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Series
  2003 Taxable RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     11/01/23       19,800        19,800,000
======================================================================================
                                                                         1,199,208,603
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,560,458,603)                                                    1,560,458,603
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


MASTER NOTE AGREEMENTS-5.47%(A)(C)(E)(K)

Lehman Brothers Inc. (Acquired 04/08/05; Cost
  $113,800,000)
  4.68%(m)                                          --    $  113,800   $   113,800,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $777,000,000)
  4.70%                                        05/16/06      777,000       777,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/01/06-02/27/06; Cost
  $250,000,000)
  4.70%(m)                                          --       250,000       250,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,140,800,000)                                                    1,140,800,000
======================================================================================

MEDIUM-TERM NOTES-5.04%

Allstate Life Global Funding II, Floating
  Rate MTN(j)
  4.57%(c)                                     01/26/07       50,000        50,000,000
--------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  4.59%(c)                                     03/08/07      140,000       140,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/10/03; Cost $130,000,000)
  4.63%(c)                                     03/15/07      130,000       130,000,000
--------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  4.67%(j)                                     03/09/07      332,900       332,900,000
--------------------------------------------------------------------------------------
MetLife Global Funding I Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  4.63%(c)(j)                                  03/15/07       90,000        90,000,000
--------------------------------------------------------------------------------------
Metlife Global Funding I, Floating Rate MTN
  (Acquired 04/03/2003; Cost $149,323,120)
  4.68%(c)(j)                                  02/28/07      149,300       149,323,120
--------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  4.60%(d)(j)                                  02/09/07      100,000       100,000,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN (Acquired 04/14/05; Cost
  $60,000,000)
  4.54%(c)(d)(j)                               03/21/07   $   60,000   $    60,000,000
======================================================================================
    Total Medium-Term Notes (Cost
      $1,052,223,120)                                                    1,052,223,120
======================================================================================

PROMISSORY NOTES-4.75%

Goldman Sachs Group, Inc. (The)(c)(n)
  (Acquired 01/11/06; Cost $100,000,000)
  4.57%(o)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.59%(j)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  4.65%(e)                                     09/18/06       35,000        35,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  4.65%(e)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $200,000,000)
  4.66%(e)                                     12/04/06      200,000       200,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.68%(e)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/28/05; Cost $155,000,000)
  4.69%(e)                                     06/23/06      155,000       155,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%                                        10/03/06      100,000       100,000,000
======================================================================================
    Total Promissory Notes (Cost
      $990,000,000)                                                        990,000,000
======================================================================================

ASSET-BACKED SECURITIES-3.50%(c)

DIVERSIFIED BANKS-0.08%(j)

Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $16,981,900)
  4.59%(d)                                     05/16/06       16,982        16,981,900
======================================================================================

FULLY BACKED-1.34%(j)

RACERS Trust Series 2004-6-MM Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  4.57%                                        08/22/06      279,000       279,000,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.67%

Wachovia Asset Securitization Issuance, Inc.
  Series 2004-HEMM1, Class A Putable Floating
  Rate Bonds (Acquired 09/07/05; Cost
  $139,549,519)
  4.57%()(j)(l)                                11/25/34   $  139,549   $   139,549,519
======================================================================================

SECURITY INVESTMENT VEHICLES-0.24%

Sigma Finance Inc.
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(c)(d)                                  10/04/06       50,000        50,000,000
======================================================================================

STRUCTURED-1.17%

Granite Master Issuer PLC Series 2006-1A
  Floating Rate Bonds (Acquired 01/18/06;
  Cost $150,000,000)
  4.54%(d)(j)                                  01/20/07      150,000       150,000,000
--------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./ Corp. Series
  2004-1A, Class AMME Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  4.51%(o)                                     09/15/06       95,000        95,000,000
======================================================================================
    Total Asset-Backed Securities (Cost
      $730,531,419)                                                        730,531,419
======================================================================================

FUNDING AGREEMENTS-2.21%(C)(N)

New York Life Insurance Co. (Acquired
  04/06/05; Cost $250,000,000)
  4.65%(j)                                     04/05/06      250,000       250,000,000
--------------------------------------------------------------------------------------
Travelers Insurance Co. (The)(o)
  (Acquired 11/21/05; Cost $110,000,000)
  4.84%                                        11/21/06      110,000       110,000,000
--------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  4.88%                                        08/25/06      100,000       100,000,000
======================================================================================
    Total Funding Agreements (Cost
      $460,000,000)                                                        460,000,000
======================================================================================

PUTABLE RESET NOTES-0.35%

Wal-Mart Stores, Inc. Unsec. Unsub. PURS
  Notes (Cost $72,003,475)
  5.59%                                        06/01/06       71,700        72,003,475
======================================================================================

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

Overseas Private Investment Corp. Floating
  Rate Notes (Cost $6,500,000)
  4.57%(a)(f)(h)                               12/31/10   $    6,500   $     6,500,000
======================================================================================
    TOTAL INVESTMENTS (excluding Repurchase
      Agreements)-76.03% (Cost
      $15,855,694,423)                                                  15,855,694,423
======================================================================================


REPURCHASE AGREEMENTS-24.11%

ABN AMRO Bank N.V.
  4.52%(p)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
Banc of America Securities LLC
  4.58%(q)                                     03/01/06      790,000       790,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(r)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(s)                                     03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(t)                                     03/01/06      136,909       136,909,280
--------------------------------------------------------------------------------------
  4.52%(u)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(v)                                     03/01/06      385,192       385,191,935
--------------------------------------------------------------------------------------
  4.58%(w)                                     03/01/06      786,804       786,803,590
--------------------------------------------------------------------------------------
BNP Paribas(d)
  4.62%(x)                                     03/01/06      250,000       250,000,000
--------------------------------------------------------------------------------------
  4.62%(y)                                     03/01/06      250,718       250,717,792
--------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(z)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aa)                                    03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.62%(ab)                                    03/01/06      602,750       602,750,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(ac)                                    03/01/06      139,000       139,000,000
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.52%(ad)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(ae)                                    03/01/06      114,000       114,000,000
--------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  4.61%(d)(af)                                 03/01/06      204,093       204,092,936
--------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(ag)                                    03/01/06       49,000        49,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.
  4.58%(ah)                                    03/01/06   $  248,406   $   248,406,358
--------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(ai)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aj)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(ak)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(al)                                    03/01/06      224,000       224,000,000
--------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(am)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.54%(an)                                    03/01/06       27,454        27,454,428
--------------------------------------------------------------------------------------
  4.56%(ao)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  4.63%(ap)                                    03/01/06       22,250        22,250,000
======================================================================================
    Total Repurchase Agreements (Cost
      $5,028,576,319)                                                    5,028,576,319
======================================================================================
TOTAL INVESTMENTS(aq)(ar)-100.14% (Cost
  $20,884,270,742)                                                      20,884,270,742
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14)%                                      (28,909,531)
======================================================================================
NET ASSETS-100.00%                                                     $20,855,361,211
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

LIQUID ASSETS PORTFOLIO

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $7,253,264,908, which represented 34.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Cayman Islands: 15.8%; United Kingdom: 8.7%; other countries less than 5%:
     10.1%.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(m) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of these securities considered illiquid at February 28, 2006 was $1,450,000,000 which represented 6.95% of the Fund's Net Assets.
(o) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2006.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $25,003,139.
(q) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,127,222. Collateralized by $1,048,169,664 U.S. Government obligations, 5.00% due July 1, 2035 to February 1, 2036 with an aggregate value at February 28, 2006 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $790,100,506.
(r) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2038 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $25,003,139.
(s) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $149,018,873.
(t) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $136,926,470.
(u) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $25,003,139.
(v) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $385,240,726.
(w) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $900,114,500. Collateralized by $924,149,218 U.S. Government obligations, 5.00% to 5.50% due July 1, 2034 to November 1, 2035 with an aggregate value at February 28, 2006 of $918,000,000. The amount to be received upon repurchase by the Fund is $786,903,689.
(x) Repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,032,101. Collateralized by $261,714,152 corporate obligations, 3.35% to 7.68% due March 25, 2018 to November 25, 2035 with an aggregate value at February 28, 2006 of $261,649,818.
(y) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $892,114,535. Collateralized by $1,786,537,145 corporate obligations, 0% to 8.00% due March 1, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $927,720,001. The amount to be received upon repurchase by the Fund is $250,749,985.
(z) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $25,003,139.
(aa) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $149,018,873.
(ab) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,128,403. Collateralized by $2,796,818,518 corporate and municipal obligations, 0.83% to 6.95% due December 15, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $1,050,000,000. The amount to be received upon repurchase by the Fund is $602,827,395.

LIQUID ASSETS PORTFOLIO

(ac)
     Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $139,017,607.
(ad) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $25,003,139.
(ae) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $114,014,440.
(af) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $600,076,867. Collateralized by $640,048,883 corporate obligations, 4.74% to 5.73% due October 15, 2012 to April 25, 2036 with an aggregate value at February 28, 2006 of $630,000,000. The amount to be received upon repurchase by the Fund is $204,119,085.
(ag) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $49,006,207.
(ah) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by $533,584,000 U.S. Government obligations, 0% to 8.88% due April 15, 2006 to April 15, 2030 with an aggregate value at February 28, 2006 of $510,000,638. The amount to be received upon repurchase by the Fund is $248,437,961.
(ai) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $25,003,139.
(aj) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $150,019,000.
(ak) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $25,003,139.
(al) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $224,028,373.
(am) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $155,430,000 U.S. Treasury obligations, 3.88% due April 15, 2029 with an aggregate value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $25,003,139.
(an) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 1, 2006 to February 1, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $27,457,890.
(ao) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $150,019,000.
(ap) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $425,054,660. Collateralized by $458,429,850 corporate obligations, 3.99% to 5.36% due January 15, 2018 to December 15, 2044 with an aggregate value at February 28, 2006 of $446,250,001. The amount to be received upon repurchase by the Fund is $22,252,862.
(aq) Also represents cost for federal income tax purposes.
(ar) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,855,694,423)                           $15,855,694,423
------------------------------------------------------------
Repurchase agreements (cost $5,028,576,319)    5,028,576,319
============================================================
    Total investments (cost
      $20,884,270,742)                        20,884,270,742
============================================================
Receivables for:
  Interest                                        42,055,009
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  781,249
------------------------------------------------------------
Other assets                                         303,359
============================================================
    Total assets                              20,927,410,359
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                12,469
------------------------------------------------------------
  Dividends                                       68,883,819
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,012,996
------------------------------------------------------------
Accrued distribution fees                            658,786
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            37,826
------------------------------------------------------------
Accrued transfer agent fees                          239,800
------------------------------------------------------------
Accrued operating expenses                           203,452
============================================================
    Total liabilities                             72,049,148
============================================================
Net assets applicable to shares outstanding  $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $20,854,563,397
------------------------------------------------------------
Undistributed net investment income                2,680,900
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,883,086)
============================================================
                                             $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,221,592,589
____________________________________________________________
============================================================
Private Investment Class                     $   981,883,675
____________________________________________________________
============================================================
Personal Investment Class                    $    87,451,398
____________________________________________________________
============================================================
Cash Management Class                        $ 2,840,371,112
____________________________________________________________
============================================================
Reserve Class                                $    79,446,857
____________________________________________________________
============================================================
Resource Class                               $   986,562,709
____________________________________________________________
============================================================
Corporate Class                              $   658,052,871
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,220,818,838
____________________________________________________________
============================================================
Private Investment Class                         981,896,912
____________________________________________________________
============================================================
Personal Investment Class                         87,454,500
____________________________________________________________
============================================================
Cash Management Class                          2,840,327,465
____________________________________________________________
============================================================
Reserve Class                                     79,451,655
____________________________________________________________
============================================================
Resource Class                                   986,567,852
____________________________________________________________
============================================================
Corporate Class                                  658,045,673
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $393,110,187
==========================================================================

EXPENSES:

Advisory fees                                                   14,214,091
--------------------------------------------------------------------------
Administrative services fees                                       537,186
--------------------------------------------------------------------------
Custodian fees                                                     416,258
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,239,872
--------------------------------------------------------------------------
  Personal Investment Class                                        252,446
--------------------------------------------------------------------------
  Cash Management Class                                          1,497,715
--------------------------------------------------------------------------
  Reserve Class                                                    419,379
--------------------------------------------------------------------------
  Resource Class                                                   925,864
--------------------------------------------------------------------------
  Corporate Class                                                  102,774
--------------------------------------------------------------------------
Transfer agent fees                                              1,424,260
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          243,346
--------------------------------------------------------------------------
Other                                                              861,931
==========================================================================
    Total expenses                                              23,135,122
==========================================================================
Less: Fees waived                                               (7,628,738)
==========================================================================
    Net expenses                                                15,506,384
==========================================================================
Net investment income                                          377,603,803
==========================================================================
Net realized gain (loss) from Investment securities                203,753
==========================================================================
Net increase in net assets resulting from operations          $377,807,556
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $   377,603,803    $   445,613,914
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment securities                     203,753           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          377,807,556        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (268,529,810)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (16,626,603)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,181,585)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (58,614,616)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,308,356)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (17,600,434)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (13,745,240)        (1,786,918)
------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions          (377,606,644)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,939,477,271     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        173,053,411       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        41,261,091         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (568,989,250)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (48,798,772)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                   83,720,422        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 191,614,385        466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         2,811,338,558     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       2,811,539,470     (1,868,307,533)
================================================================================================

NET ASSETS:

Beginning of period                                            18,043,821,741     19,912,129,274
================================================================================================
End of period (including undistributed net investment income
  of $2,680,900 and $2,683,741, respectively)                 $20,855,361,211    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

LIQUID ASSETS PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $6,311,408.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $537,186.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $1,421,409.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,343,923, $185,127, $1,198,172, $364,860, $925,864 and $102,774,
respectively, after FMC waived Plan fees of $895,949, $67,319, $299,543 and $54,519, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $49,350 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of

LIQUID ASSETS PORTFOLIO

the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions

    The Fund had a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $2,049,791
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

LIQUID ASSETS PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2006(A)                        AUGUST 31, 2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               109,959,567,641    $ 109,959,567,641     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            5,272,191,992        5,272,191,992       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                   603,491,893          603,491,893         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                        24,591,414,821       24,591,414,821      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         132,772,554          132,772,554         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,426,082,808        4,426,082,808      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  6,589,231,638        6,589,231,638       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   131,065,812          131,065,812         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,344,756            9,344,756           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                       527,331              527,331             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                            36,714,775           36,714,775          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,297,212            1,297,212           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,329,431           16,329,431          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      5,866,587            5,866,587             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (107,151,156,182)    (107,151,156,182)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (5,108,483,337)      (5,108,483,337)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                  (562,758,133)        (562,758,133)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                       (25,197,118,846)     (25,197,118,846)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (182,868,538)        (182,868,538)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (4,358,691,817)      (4,358,691,817)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (6,403,483,840)      (6,403,483,840)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      2,811,338,558    $   2,811,338,558      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

LIQUID ASSETS PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CASH MANAGEMENT CLASS
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                 YEAR ENDED AUGUST 31,
                                            FEBRUARY 28,       ------------------------------------------------------------------
                                                2006              2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.02              0.02          0.01          0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on
    securities                                    (0.00)            (0.00)        (0.00)         0.00          0.00          0.00
=================================================================================================================================
    Total from investment operations               0.02              0.02          0.01          0.01          0.02          0.05
=================================================================================================================================
Less dividends from net investment income         (0.02)            (0.02)        (0.01)        (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period               $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                    1.97%             2.42%         0.97%         1.24%         2.08%         5.45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $2,840,371        $3,409,326    $4,341,262    $4,473,591    $5,760,074    $5,499,916
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 0.20%(b)          0.20%         0.20%         0.19%         0.19%         0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 0.29%(b)          0.29%         0.28%         0.27%         0.29%         0.29%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       3.95%(b)          2.36%         0.96%         1.26%         2.04%         5.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $3,020,253,850.

SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.41%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-2.87%

Fountain Square Commercial Funding Corp.(b)
  (Acquired 02/13/06; Cost $60,389,556) 4.51%  03/16/06   $ 60,625    $   60,511,075
------------------------------------------------------------------------------------
  (Acquired 02/02/06; Cost $49,928,106) 4.52%  03/31/06     50,288        50,098,582
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $25,964,509) 4.56%  04/06/06     26,150        26,030,756
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $39,700,411) 4.57%  04/10/06     40,000        39,796,889
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $59,564,900) 4.58%  04/12/06     60,000        59,679,400
====================================================================================
                                                                         236,116,702
====================================================================================

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-5.33%

Old Line Funding, LLC(b) (Acquired 02/01/06;
  Cost $125,137,500) 4.51%                     03/01/06    125,578       125,578,000
------------------------------------------------------------------------------------
  (Acquired 02/08/06; Cost $58,062,559) 4.55%  04/04/06     58,469        58,217,746
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $18,865,522) 4.55%  04/10/06     19,000        18,903,944
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b) (Acquired
  02/21/06; Cost $34,996,512) 4.51%            03/07/06     35,058        35,031,648
------------------------------------------------------------------------------------
  (Acquired 02/16/06; Cost $99,648,444) 4.52%  03/16/06    100,000        99,811,667
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $30,202,230) 4.53%  03/20/06     30,332        30,259,481
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $34,161,228) 4.54%  04/04/06     34,378        34,230,595
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $37,227,774) 4.59%  04/11/06     37,433        37,237,319
====================================================================================
                                                                         439,270,400
====================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED-8.91%

Concord Minutemen Capital Co., LLC(b) Series
  A (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 02/21/06; Cost
  $65,001,725) 4.51%                           03/13/06     65,165        65,067,035
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $103,516,465)
  4.52%                                        03/14/06    103,764       103,594,634
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - FULLY BACKED-(CONTINUED)

Govco, Inc.(b) (Multi CEP's-Citicorp North
  America, Inc; agent) (Acquired 02/08/06;
  Cost $44,853,425) 4.51%                      03/06/06   $ 45,000    $   44,971,813
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $42,745,691) 4.53%  03/29/06     43,000        42,848,497
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $34,782,767) 4.56%  04/04/06     35,000        34,849,267
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.) (Acquired 02/16/06; Cost
  $49,824,222) 4.52%(b)                        03/16/06     50,000        49,905,833
------------------------------------------------------------------------------------
Newport Funding Corp.(b) (CEP-MBIA Insurance
  Corp.) (Acquired 01/06/06; Cost
  $49,658,556) 4.39%                           03/03/06     50,000        49,987,806
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,631,056) 4.58%  04/13/06     50,000        49,726,472
------------------------------------------------------------------------------------
Three Rivers Funding Corp.(b) (CEP-Mellon
  Bank, N.A.) (Acquired 02/01/06; Cost
  $44,110,725) 4.51%                           03/01/06     44,266        44,266,000
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,824,222) 4.52%  03/14/06     50,000        49,918,389
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.) (Acquired 02/23/06; Cost
  $149,377,125) 4.53%(b)                       03/28/06    150,000       149,490,375
====================================================================================
                                                                         734,436,954
====================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE-20.06%

Barton Capital LLC(b) (Acquired 01/10/06;
  Cost $53,373,609) 4.39%                      03/06/06     53,734        53,701,237
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $18,855,283) 4.57%  04/11/06     19,000        18,901,110
------------------------------------------------------------------------------------
Charta LLC(b) (Acquired 01/09/06; Cost
  $198,554,500) 4.41%                          03/09/06    200,000       199,804,000
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $74,580,000) 4.48%  03/06/06     75,000        74,953,333
------------------------------------------------------------------------------------
  (Acquired 01/24/06; Cost $74,541,646) 4.49%  03/14/06     75,000        74,878,396
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-(CONTINUED)

Clipper Receivables Co., LLC 4.51%             03/20/06   $ 50,000    $   49,880,986
------------------------------------------------------------------------------------
  4.52%                                        03/21/06    150,000       149,623,333
------------------------------------------------------------------------------------
CRC Funding LLC(b) (Acquired 01/11/06; Cost
  $99,375,250) 4.41%                           03/03/06    100,000        99,975,500
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $37,757,368) 4.48%  03/06/06     37,970        37,946,374
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $74,736,333) 4.52%  03/23/06     75,000        74,792,833
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $99,396,000) 4.53%  03/20/06    100,000        99,760,917
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $34,784,196) 4.53%  03/21/06     35,000        34,911,917
------------------------------------------------------------------------------------
Fairway Finance Co. LLC(b) (Acquired
  02/23/06; Cost $55,812,097) 4.52%            03/23/06     56,009        55,854,291
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $47,501,472) 4.56%  04/03/06     47,713        47,513,560
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 02/09/06; Cost $51,002,897) 4.51%  03/08/06     51,176        51,131,122
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $99,636,694) 4.51%  03/10/06    100,000        99,887,250
------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC(b)
  (Acquired 01/06/06; Cost $14,897,567) 4.39%  03/03/06     15,000        14,996,342
------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $54,176,056) 4.41%  03/08/06     54,557        54,510,217
------------------------------------------------------------------------------------
  (Acquired 01/09/06; Cost $24,819,313) 4.41%  03/09/06     25,000        24,975,500
------------------------------------------------------------------------------------
  (Acquired 02/17/06; Cost $74,830,500) 4.52%  03/07/06     75,000        74,943,500
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Acquired
  02/09/06; Cost $22,110,993) 4.52%(b)         03/09/06     22,189        22,166,712
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/23/06; Cost $49,836,778) 4.52%(b)         03/21/06     50,000        49,874,445
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Acquired
  02/10/06; Cost $39,859,378) 4.52%(b)         03/10/06     40,000        39,954,800
------------------------------------------------------------------------------------
Yorktown Capital LLC
  4.46%                                        03/06/06     48,674        48,643,849
------------------------------------------------------------------------------------
  4.51%                                        03/23/06     50,000        49,862,195
====================================================================================
                                                                       1,653,254,552
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - SECURITY INVESTMENT
  VEHICLES-7.70%

Grenadier Funding Ltd./Corp. (Acquired
  01/27/06; Cost $99,257,583) 4.53%(b)         03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.(b) (Acquired
  02/21/06; Cost $49,823,444) 4.54%            03/22/06     50,000        49,867,583
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $124,248,709)
  4.54%                                        03/23/06    124,689       124,343,057
------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.(b) Series
  2005-I (Acquired 01/31/06; Cost
  $50,030,369) 4.56%                           03/21/06     50,330        50,202,498
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $89,864,564) 4.61%  04/13/06     90,432        89,934,046
------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/23/06; Cost $27,839,565) 4.53%(b)         03/23/06     27,938        27,860,658
------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp (Acquired 01/27/06;
  Cost $192,198,414) 4.53%(b)                  03/27/06    193,636       193,002,488
====================================================================================
                                                                         634,883,163
====================================================================================

ASSET-BACKED SECURITIES - TRADE RECEIVABLES-3.09%

CAFCO, LLC (Acquired 01/09/06; Cost
  $74,448,750) 4.41%(b)                        03/10/06     75,000        74,917,312
------------------------------------------------------------------------------------
Ciesco, LLC(b)
  (Acquired 01/13/06; Cost $99,412,000) 4.41%  03/02/06    100,000        99,987,750
------------------------------------------------------------------------------------
  (Acquired 01/17/06; Cost $49,692,361) 4.43%  03/08/06     50,000        49,956,931
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $29,771,500) 4.57%  04/11/06     30,000        29,843,858
====================================================================================
                                                                         254,705,851
====================================================================================

CONSUMER FINANCE-6.36%

HSBC Finance Corp. 4.51%                       03/15/06    150,000       149,736,917
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  4.51%                                        03/17/06    100,000        99,799,555
------------------------------------------------------------------------------------
  4.51%                                        03/24/06    150,000       149,567,792
------------------------------------------------------------------------------------
  4.53%                                        03/29/06    125,000       124,559,583
====================================================================================
                                                                         523,663,847
====================================================================================

DIVERSIFIED BANKS-1.21%

Bank of America Corp. 4.58%                    04/13/06    100,000        99,453,542
====================================================================================

SHORT-TERM INVESTMENTS TRUST


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-4.23%

Citigroup Funding Inc.
  4.53%                                        03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
  4.54%                                        03/22/06    150,000       149,602,750
------------------------------------------------------------------------------------
  4.65%                                        04/21/06    100,000        99,341,250
====================================================================================
                                                                         348,616,833
====================================================================================

INDUSTRIAL CONGLOMERATES-4.23%

General Electric Co.
  4.53%                                        03/29/06    200,000       199,295,333
------------------------------------------------------------------------------------
  4.53%                                        03/31/06    150,000       149,433,750
====================================================================================
                                                                         348,729,083
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.42%

Credit Suisse Holdings USA Inc. (Acquired
  02/06/06; Cost $198,508,611) 4.55%(b)(c)     04/06/06    200,000       199,090,000
====================================================================================
    Total Commercial Paper (Cost
      $5,472,220,927)                                                  5,472,220,927
====================================================================================

MASTER NOTE AGREEMENTS-8.62%

Lehman Brothers Inc. (Acquired 12/20/04; Cost
  $335,000,000) 4.68%(b)(d)(e)(f)                   --     335,000       335,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $375,000,000)
  4.70%(b)(d)(e)                               05/16/06    375,000       375,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $710,000,000)                                                      710,000,000
====================================================================================

CERTIFICATE OF DEPOSIT-1.21%

Morgan Stanley Bank 4.54% (Cost $100,000,000)  03/24/06    100,000       100,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

Unsec. Disc. Notes, 4.35%(a)(d) (Cost
  $38,497,304)                                 03/01/06   $ 38,497    $   38,497,304
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.71% (Cost $6,320,718,231)                             6,320,718,231
====================================================================================

REPURCHASE AGREEMENTS-23.58%

Fortis Bank N.V./S.A.
  4.58%(g)                                     03/01/06     85,000        85,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 4.58%(h)            03/01/06    238,000       238,000,000
------------------------------------------------------------------------------------
Societe Generale
  4.58%(i)                                     03/01/06    113,000       113,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.54%(j)                                     03/01/06    722,546       722,545,572
------------------------------------------------------------------------------------
  4.58%(k)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC 4.58%(l)         03/01/06    285,000       285,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $1,943,545,572)                                                  1,943,545,572
====================================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $8,264,263,803)(m)(n)                                                8,264,263,803
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                                    (24,029,269)
====================================================================================
NET ASSETS-100.00%                                                    $8,240,234,534
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $4,563,747,259, which represented 55.38% of the Fund's Net Assets. These securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single country was greater than 5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $200,025,444. Collateralized by $206,941,453 U.S. Government obligations, 4.50% to 5.00% due January 01, 2010 to January 01, 2035 with an aggregate value at February 28, 2006 of $204,000,000. The amount to be received upon repurchase by the Fund is $85,010,814.

STIC PRIME PORTFOLIO

(h)
     Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by a $511,781,664 U.S. Government obligation, 4.84% due August 01, 2033 with value at February 28, 2006 of $513,132,768. The amount to be received upon repurchase by the Fund is $238,030,279.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $350,044,528. Collateralized by $382,476,497 U.S. Government obligations, 0 % to 6.00% due October 15, 2006 to December 01, 2035 with an aggregate value at February 28, 2006 of $357,000,001. The amount to be received upon repurchase by the Fund is $113,014,376.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 01, 2006 to February 01, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $722,636,693.
(k) Repurchase agreement entered into February 28, 2006 with maturing value of $500,063,611. Collateralized by $510,525,250 U.S. Government obligations, 4.00% to 11.00% due November 01, 2007 to February 01, 2036 with an aggregate value at February 28, 2006 of $510,001,120.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $400,050,889. Collateralized by $407,032,297 U.S. Government obligations, 3.00% to 10.50% due June 01, 2008 to March 15, 2044 with an aggregate value at February 28, 2006 of $408,000,001. The amount to be received upon repurchase by the Fund is $285,036,258.
(m) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(n)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PROTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $6,320,718,231)  $6,320,718,231
------------------------------------------------------------
Repurchase agreements (cost $1,943,545,572)    1,943,545,572
============================================================
    Total investments (cost $8,264,263,803)    8,264,263,803
============================================================
Interest receivable                                2,530,803
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               404,954
------------------------------------------------------------
Other assets                                         375,803
============================================================
    Total assets                               8,267,575,363
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       25,844,816
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 940,873
------------------------------------------------------------
Accrued distribution fees                            335,784
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            15,758
------------------------------------------------------------
Accrued transfer agent fees                           88,403
------------------------------------------------------------
Accrued operating expenses                           115,195
============================================================
    Total liabilities                             27,340,829
============================================================
Net assets applicable to shares outstanding   $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $8,239,459,219
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,915,117,718
____________________________________________________________
============================================================
Private Investment Class                      $  545,147,310
____________________________________________________________
============================================================
Personal Investment Class                     $  168,089,771
____________________________________________________________
============================================================
Cash Management Class                         $1,063,492,233
____________________________________________________________
============================================================
Reserve Class                                 $   60,197,432
____________________________________________________________
============================================================
Resource Class                                $  375,493,918
____________________________________________________________
============================================================
Corporate Class                               $  112,696,152
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,915,664,951
____________________________________________________________
============================================================
Private Investment Class                         545,252,347
____________________________________________________________
============================================================
Personal Investment Class                        168,044,421
____________________________________________________________
============================================================
Cash Management Class                          1,063,558,267
____________________________________________________________
============================================================
Reserve Class                                     60,206,229
____________________________________________________________
============================================================
Resource Class                                   375,466,917
____________________________________________________________
============================================================
Corporate Class                                  112,696,071
____________________________________________________________
============================================================
Net asset value, offering price and
  redemption per share for each class         $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $149,710,774
==========================================================================


EXPENSES:

Advisory fees                                                    5,395,948
--------------------------------------------------------------------------
Administrative services fees                                       360,823
--------------------------------------------------------------------------
Custodian fees                                                     151,582
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,206,030
--------------------------------------------------------------------------
  Personal Investment Class                                        645,520
--------------------------------------------------------------------------
  Cash Management Class                                            501,585
--------------------------------------------------------------------------
  Reserve Class                                                    301,109
--------------------------------------------------------------------------
  Resource Class                                                   345,234
--------------------------------------------------------------------------
  Corporate Class                                                   17,490
--------------------------------------------------------------------------
Transfer agent fees                                                539,617
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           92,125
--------------------------------------------------------------------------
Other                                                              374,832
==========================================================================
     Total expenses                                              9,931,895
==========================================================================
Less: Fees waived                                               (3,451,659)
==========================================================================
     Net expenses                                                6,480,236
==========================================================================
Net investment income                                          143,230,538
==========================================================================
Net increase in net assets resulting from operations          $143,230,538
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
===============================================================================================
OPERATIONS:

  Net investment income                                       $  143,230,538     $  178,072,841
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (101,273,061)      (132,543,246)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (8,989,312)       (10,087,540)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (3,006,197)        (2,686,889)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (19,894,625)       (26,260,251)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (949,541)        (1,179,613)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (6,742,135)        (4,869,787)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                 (2,375,667)          (445,515)
===============================================================================================
    Decrease in net assets resulting from distributions         (143,230,538)      (178,072,841)
===============================================================================================
Share transactions-net:
  Institutional Class                                          1,347,911,288       (471,754,840)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (11,561,305)       163,089,734
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        5,341,352         50,823,802
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          154,438,686        338,989,930
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (6,497,005)       (41,624,169)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 103,621,745        120,089,040
-----------------------------------------------------------------------------------------------
  Corporate Class                                                 58,733,990         53,962,081
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,651,988,751        213,575,578
===============================================================================================
    Net increase in net assets                                 1,651,988,751        213,575,578
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,588,245,783      6,374,670,205
===============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively)            $8,240,234,534     $6,588,245,783
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

SHORT-TERM INVESTMENTS TRUST

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    For the six months ended February 28, 2006, AIM waived fees of $2,588,600.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $360,823.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $539,595.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $723,618, $473,381, $401,268, $261,965, $276,187 and $17,490, respectively, after FMC waived Plan fees of $482,412, $172,139, $100,317, $39,144, $69,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $20,458 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

STIC PRIME PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
Total capital loss carryforward                                    $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO


NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  Changes in Shares Outstanding
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          Year ended
                                                              FEBRUARY 28, 2006 (a)                     August 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   15,333,021,076    $ 15,333,021,076     38,044,055,385    $ 38,044,055,385
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               2,449,504,838       2,449,504,838      3,734,409,091       3,734,409,091
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,056,708,790       1,056,708,790      1,862,479,095       1,862,479,095
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  2,747,279,938       2,747,279,938     11,166,697,981      11,166,697,981
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            345,674,450         345,674,450        966,008,702         966,008,702
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           681,776,343         681,776,343        919,164,686         919,164,686
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       897,879,042         897,879,042        107,506,448         107,506,448
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       15,501,468          15,501,468         12,876,809          12,876,809
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,225,007           5,225,007          3,625,287           3,625,287
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  2,029,749           2,029,749          1,784,833           1,784,833
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      9,446,074           9,446,074          8,835,534           8,835,534
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                838,882             838,882          1,038,031           1,038,031
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,924,556           3,924,556          2,753,464           2,753,464
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,013,094           1,013,094            281,276             281,276
=================================================================================================================================
Reacquired:
  Institutional Class                                  (14,000,611,256)    (14,000,611,256)   (38,528,687,034)    (38,528,687,034)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (2,466,291,150)     (2,466,291,150)    (3,574,944,644)     (3,574,944,644)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,053,397,187)     (1,053,397,187)    (1,813,440,126)     (1,813,440,126)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (2,602,287,326)     (2,602,287,326)   (10,836,543,585)    (10,836,543,585)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (353,010,337)       (353,010,337)    (1,008,670,902)     (1,008,670,902)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (582,079,154)       (582,079,154)      (801,829,110)       (801,829,110)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (840,158,146)       (840,158,146)       (53,825,643)        (53,825,643)
=================================================================================================================================
                                                         1,651,988,751    $  1,651,988,751        213,575,578    $    213,575,578
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 30% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

STIC PRIME PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CASH MANAGEMENT CLASS
                                                    -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                             YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28,       ----------------------------------------------------------
                                                        2006             2005        2004        2003        2002         2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00        $   1.00    $   1.00    $   1.00    $   1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02            0.02        0.01        0.01        0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                  --              --       (0.00)         --       (0.00)         0.00
=================================================================================================================================
    Total from investment operations                       0.02            0.02        0.01        0.01        0.02          0.05
=================================================================================================================================
Less dividends from net investment income                 (0.02)          (0.02)      (0.01)      (0.01)      (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                       $     1.00        $   1.00    $   1.00    $   1.00    $   1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            1.97%           2.44%       0.94%       1.19%       1.93%         5.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,063,492        $909,054    $570,064    $536,685    $974,016    $1,139,775
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.20%(b)        0.20%       0.20%       0.18%       0.18%         0.17%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                         0.29%(b)        0.29%       0.29%       0.28%       0.24%         0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   3.96%(b)        2.40%       0.93%       1.20%       1.97%         5.33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,011,482,906.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-34.80%

U.S. TREASURY BILLS-31.36%(A)

3.71%                                          03/16/06   $100,000    $   99,845,333
------------------------------------------------------------------------------------
3.76%                                          03/30/06    100,000        99,697,514
------------------------------------------------------------------------------------
3.87%                                          04/06/06    100,000        99,613,000
------------------------------------------------------------------------------------
3.88%                                          04/06/06     50,000        49,806,250
------------------------------------------------------------------------------------
4.01%                                          04/20/06    100,000        99,443,403
------------------------------------------------------------------------------------
4.32%                                          04/27/06    100,000        99,315,209
------------------------------------------------------------------------------------
4.22%                                          05/04/06    100,000        99,249,778
------------------------------------------------------------------------------------
4.34%                                          05/11/06    100,000        99,143,858
------------------------------------------------------------------------------------
4.38%                                          05/18/06    150,000       148,576,500
------------------------------------------------------------------------------------
4.15%                                          06/01/06    100,000        98,938,550
------------------------------------------------------------------------------------
4.14%                                          06/15/06    100,000        98,780,411
------------------------------------------------------------------------------------
4.15%                                          06/15/06    100,000        98,779,528
------------------------------------------------------------------------------------
4.18%                                          06/15/06    100,000        98,769,222
------------------------------------------------------------------------------------
4.22%                                          06/22/06    100,000        98,675,389
------------------------------------------------------------------------------------
4.25%                                          07/13/06    100,000        98,419,079
------------------------------------------------------------------------------------
4.37%                                          07/27/06    100,000        98,202,211
====================================================================================
                                                                       1,585,255,235
====================================================================================

U.S. TREASURY NOTE-2.46%

2.75%                                          07/31/06    125,000       124,454,227
====================================================================================

U.S. TREASURY STRIPS-0.98%(A)

4.44%                                          05/15/06     50,000        49,550,646
====================================================================================
  Total U.S. Treasury Securities (Cost
  $1,759,260,108)                                                      1,759,260,108
====================================================================================
  Total Investments (excluding Repurchase
  Agreements) (Cost $1,759,260,108)                                    1,759,260,108
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


REPURCHASE AGREEMENT-65.53%

ABN AMRO Bank N.V.
  4.52%(b)                                     03/01/06   $225,000    $  225,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(c)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(d)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
  4.52%(e)                                     03/01/06    163,091       163,090,720
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  4.52%(f)                                          --     250,000       250,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(g)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  4.52%(h)                                     03/01/06    100,000       100,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.52%(i)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.52%(j)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(k)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  4.52%(l)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(m)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(n)                                     03/01/06    225,000       225,000,000
====================================================================================
  Total Repurchase Agreement (Cost
  $3,313,090,720)                                                      3,313,090,720
====================================================================================
TOTAL INVESTMENTS-100.33% (Cost
  $5,072,350,828)                                                      5,072,350,828
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.33)%                                    (16,609,856)
====================================================================================
NET ASSETS-100.00%                                                    $5,055,740,972
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

TREASURY PORTFOLIO

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $225,028,250.
(c) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2028 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $225,028,250.
(d) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $225,028,250.
(e) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due December 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $163,111,197.
(f) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $234,545,000 U.S. Treasury obligations, 0% to 14.00% due March 31, 2006 to April 15, 2029 with an aggregate value at February 28, 2006 of $257,774,073.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $225,028,250.
(h) Repurchase agreement entered into February 28, 2006 with a maturing value of $100,012,556. Collateralized by a $107,543,000 U.S. Treasury obligation, 3.63% due May 15, 2013 with a value at February 28, 2006 of $102,002,866.
(i) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $914,621,500 U.S. Treasury obligations, 0% due November 15, 2009 to May 15, 2028 with an aggregate value at February 28, 2006 of $510,002,307.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $225,028,250.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $225,028,250.
(l) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $771,305,813 U.S. Treasury obligations, 0% due February 15, 2012 to February 15, 2019 with an aggregate value at February 28, 2006 of $510,002,428.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $225,028,250.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by a $155,430,000 U.S. Treasury obligation, 3.88% due April 15, 2029 with a value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $225,028,250.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,759,260,108)  $1,759,260,108
------------------------------------------------------------
Repurchase agreements (cost $3,313,090,720)    3,313,090,720
============================================================
    Total investments (cost $5,072,350,828)    5,072,350,828
============================================================
Interest receivable                                  691,357
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               276,295
------------------------------------------------------------
Other assets                                         113,751
============================================================
    Total assets                               5,073,432,231
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       16,341,852
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 680,179
------------------------------------------------------------
Accrued distribution fees                            500,661
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,019
------------------------------------------------------------
Accrued transfer agent fees                           66,072
------------------------------------------------------------
Accrued operating expenses                            90,476
============================================================
    Total liabilities                             17,691,259
____________________________________________________________
============================================================
Net assets applicable to shares outstanding   $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,055,413,461
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               19,793
============================================================
                                              $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,644,146,439
____________________________________________________________
============================================================
Private Investment Class                      $  709,585,950
____________________________________________________________
============================================================
Personal Investment Class                     $  268,311,499
____________________________________________________________
============================================================
Cash Management Class                         $2,005,881,874
____________________________________________________________
============================================================
Reserve Class                                 $   83,449,960
____________________________________________________________
============================================================
Resource Class                                $  343,270,707
____________________________________________________________
============================================================
Corporate Class                               $    1,094,543
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,643,939,186
____________________________________________________________
============================================================
Private Investment Class                         709,622,455
____________________________________________________________
============================================================
Personal Investment Class                        268,287,254
____________________________________________________________
============================================================
Cash Management Class                          2,005,752,156
____________________________________________________________
============================================================
Reserve Class                                     83,438,742
____________________________________________________________
============================================================
Resource Class                                   343,268,683
____________________________________________________________
============================================================
Corporate Class                                    1,094,541
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $103,100,962
==========================================================================

EXPENSES:

Advisory fees                                                    3,925,084
--------------------------------------------------------------------------
Administrative services fees                                       331,406
--------------------------------------------------------------------------
Custodian fees                                                     123,091
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,862,484
--------------------------------------------------------------------------
  Personal Investment Class                                        978,935
--------------------------------------------------------------------------
  Cash Management Class                                            965,406
--------------------------------------------------------------------------
  Reserve Class                                                    456,731
--------------------------------------------------------------------------
  Resource Class                                                   300,236
--------------------------------------------------------------------------
  Corporate Class                                                      157
--------------------------------------------------------------------------
Transfer agent fees                                                403,781
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           75,389
--------------------------------------------------------------------------
Other                                                              327,483
==========================================================================
    Total expenses                                               9,750,183
==========================================================================
Less: Fees waived and expenses reimbursed                       (3,358,544)
==========================================================================
    Net expenses                                                 6,391,639
==========================================================================
Net investment income                                           96,709,323
==========================================================================
Net realized gain from Investment securities                        19,793
==========================================================================
Net increase in net assets resulting from operations          $ 96,729,116
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
-----------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $   96,709,323     $  115,795,935
-----------------------------------------------------------------------------------------------
Net realized gain on investment securities                            19,793             31,521
===============================================================================================
    Net increase in net assets resulting from operations          96,729,116        115,827,456
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (36,480,766)       (52,142,881)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (13,102,103)       (16,250,959)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (4,286,574)        (4,948,434)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (35,923,545)       (33,930,310)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,359,130)        (1,110,520)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (5,537,163)        (7,410,332)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    (20,042)            (2,499)
===============================================================================================
    Total distributions from net investment income               (96,709,323)      (115,795,935)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                     --           (122,918)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                                --            (42,124)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                               --            (15,521)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                                   --            (61,119)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                           --             (9,854)
-----------------------------------------------------------------------------------------------
  Resource Class                                                          --            (17,160)
===============================================================================================
    Total distributions from net realized gains                           --           (268,696)
===============================================================================================
    Decrease in net assets resulting from distributions                   --       (116,064,631)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (457,002,648)      (463,265,791)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (519,666,317)       420,439,840
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (5,150,623)       (30,746,235)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          225,193,945        553,903,903
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    6,247,548         (2,763,604)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  42,093,327        (36,607,043)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    225,233            869,308
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (708,059,535)       441,830,378
===============================================================================================
    Net increase (decrease) in net assets                       (708,039,742)       441,593,203
===============================================================================================

NET ASSETS:

  Beginning of period                                          5,763,780,714      5,322,187,511
===============================================================================================
  End of period (including undistributed net investment
    income of $307,718 and $307,718, respectively)            $5,055,740,972     $5,763,780,714
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

TREASURY PORTFOLIO

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $2,039,998.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $331,406.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $403,932.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,117,490, $717,886, $772,325, $397,356, $240,189 and $157, respectively, after FMC waived Plan fees of $744,994, $261,049, $193,081, $59,375, $60,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $15,612 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the

TREASURY PORTFOLIO

borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2005.

TREASURY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED
                                                                   FEBRUARY 28,                           YEAR ENDED
                                                                      2006(A)                           AUGUST 31, 2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     5,446,020,737    $ 5,446,020,737     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                4,202,412,465      4,202,412,465      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                     1,377,022,749      1,377,022,749      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                             8,202,266,783      8,202,266,783     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             357,313,583        357,313,583        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,281,561,416      1,281,561,416      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          5,206,904          5,206,904          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         9,426,162          9,426,162         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    2,111,383          2,111,383          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   3,148,030          3,148,030          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       5,344,027          5,344,027          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               1,192,609          1,192,609            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              3,230,833          3,230,833          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             18,329             18,329                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                    (5,912,449,547)    (5,912,449,547)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (4,724,190,165)    (4,724,190,165)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,385,321,402)    (1,385,321,402)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,982,416,865)    (7,982,416,865)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (352,258,644)      (352,258,644)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,242,698,922)    (1,242,698,922)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         (5,000,000)        (5,000,000)          (900,000)           (900,000)
=================================================================================================================================
                                                           (708,059,535)   $  (708,059,535)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and owns 29% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

TREASURY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CASH MANAGEMENT CLASS
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                 YEAR ENDED AUGUST 31,
                                            FEBRUARY 28,       ------------------------------------------------------------------
                                                2006              2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.02              0.02          0.01          0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on
    securities                                     0.00              0.00          0.00         (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations               0.02              0.02          0.01          0.01          0.02          0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.02)            (0.02)        (0.01)        (0.01)        (0.02)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --             (0.00)        (0.00)           --            --            --
=================================================================================================================================
    Total distributions                           (0.02)            (0.02)        (0.01)        (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period               $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                    1.87%             2.29%         0.90%         1.20%         1.99%         5.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $2,005,882        $1,780,680    $1,226,797    $2,259,951    $2,223,385    $1,155,373
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 0.20%(b)          0.20%         0.20%         0.19%         0.18%         0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 0.30%(b)          0.30%         0.29%         0.29%         0.25%         0.20%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       3.74%(b)          2.25%         0.87%         1.19%         1.94%         5.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,946,813,296.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-33.77%

FEDERAL FARM CREDIT BANK-3.56%

Floating Rate Bonds,
  4.43%(a)                                08/01/07    $ 90,000    $   89,975,239
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-5.52%

Unsec. Bonds,
  5.38%                                   05/15/06      30,000        30,072,805
--------------------------------------------------------------------------------
  6.09%                                   06/02/06      10,980        11,033,508
--------------------------------------------------------------------------------
Unsec. Disc. Notes,
  4.44%(b)                                06/07/06      49,500        48,902,384
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,816,909
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,929,000
================================================================================
                                                                     139,754,606
================================================================================
FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)-16.19%

Series M006, Class A, Taxable
  Multifamily VRD Ctfs.,
  4.57%(c)(d)                             10/15/45      11,965        11,964,587
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.79%                                   03/14/06      50,000        49,931,623
--------------------------------------------------------------------------------
  4.05%                                   04/04/06      50,000        49,808,750
--------------------------------------------------------------------------------
  4.10%                                   04/04/06      25,000        24,903,194
--------------------------------------------------------------------------------
  4.21%                                   04/25/06      30,000        29,807,042
--------------------------------------------------------------------------------
  4.42%                                   06/05/06      50,000        49,411,000
--------------------------------------------------------------------------------
  4.52%                                   07/18/06      50,000        49,127,389
--------------------------------------------------------------------------------
  3.88%                                   07/25/06       6,272         6,173,306
--------------------------------------------------------------------------------
  4.37%                                   08/04/06      20,000        19,621,267
--------------------------------------------------------------------------------
  4.63%                                   08/08/06      37,381        36,611,782
--------------------------------------------------------------------------------
  4.38%                                   08/15/06      30,000        29,391,146
--------------------------------------------------------------------------------
  4.58%                                   10/23/06      30,000        29,099,267
--------------------------------------------------------------------------------
  4.73%                                   12/29/06      25,000        24,004,519
================================================================================
                                                                     409,854,872
================================================================================

FEDERAL NATIONAL
  MORTGAGE ASSOCIATION
  (FNMA)-8.16%

Unsec. Floating Rate Notes,
  4.54%(e)                                05/09/06      50,000        49,998,125
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  4.07%                                   04/05/06      17,600        17,530,443
--------------------------------------------------------------------------------
  4.40%                                   05/24/06      50,000        49,486,666
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.86%                                   07/28/06      10,000         9,840,032
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  3.88%                                   07/28/06    $ 11,801    $   11,611,489
--------------------------------------------------------------------------------
  4.47%                                   09/01/06      20,000        19,543,067
--------------------------------------------------------------------------------
  4.54%                                   10/27/06      50,000        48,486,667
================================================================================
                                                                     206,496,489
================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.34%

Gtd. Floating Rate Notes,
  4.57%(c)(d)                             11/21/07       8,600         8,600,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-33.77% (Cost $854,681,206)                             854,681,206
================================================================================

REPURCHASE AGREEMENTS-66.50%

Bank of Nova Scotia (The)
  4.56%(f)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  4.56%(g)                                03/01/06     187,884       187,883,914
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc
  4.56%(h)                                      --     250,000       250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.56%(i)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.56%(j)                                03/01/06     495,000       495,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(k)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.56%(l)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(m)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.56%(n)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.56%(o)                                03/01/06      50,000        50,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  4.56%(p)                                03/01/06     100,000       100,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,682,883,914)                                              1,682,883,914
================================================================================
TOTAL INVESTMENTS-100.27% (Cost
  $2,537,565,120)(q)                                               2,537,565,120
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                 (6,740,834)
================================================================================
NET ASSETS-100.00%                                                $2,530,824,286
________________________________________________________________________________
================================================================================

GOVERNMENT & AGENCY PORTFOLIO

Investment Abbreviations:

Ctfs    - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(b) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(d) Demand security; Payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $100,012,667.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $187,907,712.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,056,000 U.S. Government obligations, 0% to 7.25% due August 9, 2006 to May 1, 2030 with an aggregate value at February 28, 2006 of $255,660,278.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $100,012,667.
(j) Joint repurchase agreement entered into February, 2006 with an aggregate maturing value of $500,063,333. Collateralized by $466,423,000 U.S. Government obligations, 0% to 7.25% due July 15, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $510,000,688. The amount to be received upon repurchase by the Fund is $495,062,700.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $100,012,667.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $100,012,667.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $100,012,667.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $100,012,667.
(o) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $50,006,333.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $100,012,667.
(q) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $854,681,206)    $  854,681,206
------------------------------------------------------------
Repurchase agreements (cost $1,682,883,914)    1,682,883,914
============================================================
     Total investments (cost $2,537,565,120)   2,537,565,120
============================================================
Receivables for:
  Interest                                         1,697,835
------------------------------------------------------------
  Fund expenses absorbed                              11,187
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                96,557
------------------------------------------------------------
Other assets                                          51,253
============================================================
     Total assets                              2,539,421,952
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Dividends                                        8,057,149
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                224,116
------------------------------------------------------------
Accrued distribution fees                            205,957
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,605
------------------------------------------------------------
Accrued transfer agent fees                           28,567
------------------------------------------------------------
Accrued operating expenses                            75,272
============================================================
     Total liabilities                             8,597,666
============================================================
Net assets applicable to shares outstanding   $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,530,622,728
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (42,225)
============================================================
                                              $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $1,210,204,139
____________________________________________________________
============================================================
Private Investment Class                      $  538,324,604
____________________________________________________________
============================================================
Personal Investment Class                     $   27,271,346
____________________________________________________________
============================================================
Cash Management Class                         $  453,811,289
____________________________________________________________
============================================================
Reserve Class                                 $   14,408,248
____________________________________________________________
============================================================
Resource Class                                $  244,490,293
____________________________________________________________
============================================================
Corporate Class                               $   42,314,367
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,210,122,316
____________________________________________________________
============================================================
Private Investment Class                         538,295,245
____________________________________________________________
============================================================
Personal Investment Class                         27,269,184
____________________________________________________________
============================================================
Cash Management Class                            453,781,222
____________________________________________________________
============================================================
Reserve Class                                     14,407,516
____________________________________________________________
============================================================
Resource Class                                   244,470,226
____________________________________________________________
============================================================
Corporate Class                                   42,312,251
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $50,222,867
=========================================================================

EXPENSES:

Advisory fees                                                   1,235,938
-------------------------------------------------------------------------
Administrative services fees                                      264,809
-------------------------------------------------------------------------
Custodian fees                                                     55,342
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,603,474
-------------------------------------------------------------------------
  Personal Investment Class                                       131,853
-------------------------------------------------------------------------
  Cash Management Class                                           253,697
-------------------------------------------------------------------------
  Reserve Class                                                    60,203
-------------------------------------------------------------------------
  Resource Class                                                  257,269
-------------------------------------------------------------------------
  Corporate Class                                                   9,917
-------------------------------------------------------------------------
Transfer agent fees                                               184,309
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          39,534
-------------------------------------------------------------------------
Other                                                             217,374
=========================================================================
    Total expenses                                              4,313,719
=========================================================================
Less: Fees waived                                              (1,298,964)
=========================================================================
    Net expenses                                                3,014,755
=========================================================================
Net investment income                                          47,208,112
=========================================================================
Net realized gain from Investment securities                       80,046
=========================================================================
Net increase in net assets resulting from operations          $47,288,158
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   47,208,112     $   55,764,937
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                   80,046            (37,066)
===============================================================================================
    Net increase in net assets resulting from operations          47,288,158         55,727,871
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (18,862,510)       (22,319,218)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (11,589,887)       (13,383,231)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (590,635)          (698,157)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (9,747,613)       (14,529,788)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (192,665)           (67,283)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (4,929,143)        (4,673,075)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                 (1,295,659)           (94,185)
===============================================================================================
    Decrease in net assets resulting from distributions          (47,208,112)       (55,764,937)
===============================================================================================
Share transactions-net:
  Institutional Class                                            210,641,982       (272,301,911)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (212,521,335)       265,863,759
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,754,177)         8,877,849
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (199,588,913)      (351,630,856)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    9,767,608          1,801,483
-----------------------------------------------------------------------------------------------
  Resource Class                                                  13,748,628       (156,429,026)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                (19,695,820)        62,008,071
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (208,402,027)      (441,810,631)
===============================================================================================
    Net increase (decrease) in net assets                       (208,321,981)      (441,847,697)
===============================================================================================

NET ASSETS:

  Beginning of period                                          2,739,146,267      3,180,993,964
===============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,530,824,286     $2,739,146,267
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT & AGENCY PORTFOLIO

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $512,394.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $264,809.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $185,391.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $962,084, $96,692, $202,958, $52,377, $205,815 and $9,917, respectively, after FMC waived Plan fees of $641,390, $35,161, $50,739, $7,826, $51,454 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $8,387 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                   $ 74,152
-----------------------------------------------------------------------------
August 31, 2013                                                     48,119
=============================================================================
Total capital loss carryforward                                   $122,271
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                   FEBRUARY 28,                           AUGUST 31,
                                                                     2006 (A)                                2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,453,633,067    $ 7,453,633,067     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,784,784,039      1,784,784,039      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 244,206,635        244,206,635        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,090,351,296      2,090,351,296      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              89,568,124         89,568,124         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,124,857,126      1,124,857,126      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        243,579,152        243,579,152        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         8,793,303          8,793,303          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    5,153,758          5,153,758          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      39,829             39,829             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       8,639,311          8,639,311         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 167,646            167,646             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              2,194,353          2,194,353          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          1,059,582          1,059,582              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,251,784,388)    (7,251,784,388)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (2,002,459,132)    (2,002,459,132)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (255,000,641)      (255,000,641)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,298,579,520)    (2,298,579,520)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (79,968,162)       (79,968,162)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,113,302,851)    (1,113,302,851)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (264,334,554)      (264,334,554)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           (208,402,027)   $  (208,402,027)      (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.

(b)  Corporate Class shares commenced sales on June 30, 2005.

GOVERNMENT & AGENCY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CASH MANAGEMENT CLASS
                                                    -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                             YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28,       ----------------------------------------------------------
                                                        2006             2005         2004         2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00         $   1.00    $     1.00    $   1.00    $   1.00    $   1.00
=================================================================================================================================
Income from investment operations:
  Net investment income                                   0.02             0.02          0.01        0.01        0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities               0.00            (0.00)        (0.00)       0.00        0.00        0.00
=================================================================================================================================
    Total from investment operations                      0.02             0.02          0.01        0.01        0.02        0.05
=================================================================================================================================
Less dividends from net investment income                (0.02)           (0.02)        (0.01)      (0.01)      (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                        $   1.00         $   1.00    $     1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                           1.93%            2.36%         0.95%       1.22%       2.01%       5.38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $453,811         $653,382    $1,005,027    $740,833    $553,821    $407,924
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          0.20%(b)         0.20%         0.20%       0.20%       0.20%       0.17%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        0.26%(b)         0.27%         0.25%       0.25%       0.25%       0.25%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  3.86%(b)         2.34%         0.95%       1.20%       1.93%       5.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $511,598,966.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)        VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--100.31%

FEDERAL FARM CREDIT BANK--13.06%

Disc. Notes(a)
  4.29%                                        03/24/06    $10,000    $  9,972,591
----------------------------------------------------------------------------------
Floating Rate Bonds(b)
  4.43%                                        08/01/07      9,000       8,997,524
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(b)
  4.47%                                        03/01/07      4,050       4,050,475
==================================================================================
                                                                        23,020,590
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)--87.25%

Unsec. Disc. Notes(a)
  4.35%(c)                                     03/01/06     85,103      85,102,696
----------------------------------------------------------------------------------
  4.43%                                        04/05/06      8,000       7,965,505
----------------------------------------------------------------------------------
  4.37%                                        04/12/06     10,000       9,949,017
----------------------------------------------------------------------------------
  4.36%                                        05/24/06      8,000       7,918,651
----------------------------------------------------------------------------------
  4.41%                                        06/07/06     10,000       9,879,814
----------------------------------------------------------------------------------
  3.95%                                        07/17/06      2,768       2,726,088
----------------------------------------------------------------------------------
  4.50%                                        07/21/06      5,000       4,911,211
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,000,569
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(b)
  4.46%                                        08/21/06     17,385      17,384,398
----------------------------------------------------------------------------------
Unsec. Global Bonds
  3.25%                                        07/21/06      3,000       2,991,480
==================================================================================
                                                                       153,829,429
==================================================================================
TOTAL INVESTMENTS-100.31% (Cost
  $176,850,019)(d)                                                     176,850,019
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.31)%                                     (540,727)
==================================================================================
NET ASSETS-100.00%                                                    $176,309,292
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $176,850,019)      $176,850,019
-----------------------------------------------------------
Cash                                                 19,569
-----------------------------------------------------------
Interest receivable                                  72,809
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               56,210
-----------------------------------------------------------
Other assets                                         19,931
===========================================================
    Total assets                                177,018,538
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         545,977
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 75,844
-----------------------------------------------------------
Accrued distribution fees                            15,144
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,728
-----------------------------------------------------------
Accrued transfer agent fees                           2,387
-----------------------------------------------------------
Accrued operating expenses                           67,166
===========================================================
    Total liabilities                               709,246
===========================================================
Net assets applicable to shares outstanding    $176,309,292
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $176,305,198
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 564
===========================================================
                                               $176,309,292
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 75,049,095
___________________________________________________________
===========================================================
Private Investment Class                       $ 41,933,627
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,290,336
___________________________________________________________
===========================================================
Cash Management Class                          $ 42,951,264
___________________________________________________________
===========================================================
Reserve Class                                  $    177,803
___________________________________________________________
===========================================================
Resource Class                                 $  9,637,727
___________________________________________________________
===========================================================
Corporate Class                                $    269,440
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              75,021,442
___________________________________________________________
===========================================================
Private Investment Class                         41,958,819
___________________________________________________________
===========================================================
Personal Investment Class                         6,292,372
___________________________________________________________
===========================================================
Cash Management Class                            42,949,162
___________________________________________________________
===========================================================
Reserve Class                                       177,803
___________________________________________________________
===========================================================
Resource Class                                    9,639,546
___________________________________________________________
===========================================================
Corporate Class                                     269,440
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $3,843,870
========================================================================


EXPENSES:

Advisory fees                                                    193,706
------------------------------------------------------------------------
Administrative services fees                                      24,794
------------------------------------------------------------------------
Custodian fees                                                     3,871
------------------------------------------------------------------------
Distribution fees:

  Private Investment Class                                       127,305
------------------------------------------------------------------------
  Personal Investment Class                                       24,375
------------------------------------------------------------------------
  Cash Management Class                                           15,689
------------------------------------------------------------------------
  Reserve Class                                                        9
------------------------------------------------------------------------
  Resource Class                                                   7,524
------------------------------------------------------------------------
  Corporate Class                                                      1
------------------------------------------------------------------------
Transfer agent fees                                               15,477
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         11,471
------------------------------------------------------------------------
Registration and filing fees                                      36,796
------------------------------------------------------------------------
Printing and postage                                              31,962
------------------------------------------------------------------------
Professional services fees                                        28,787
------------------------------------------------------------------------
Other                                                             30,109
========================================================================
     Total expenses                                              551,876
========================================================================
Less: Fees waived and expenses reimbursed                       (333,755)
========================================================================
     Net expenses                                                218,121
========================================================================
Net investment income                                          3,625,749
========================================================================
Net realized gain from investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $3,625,948
________________________________________________________________________
========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                              FEBRUARY 28,      AUGUST 31,
                                                                  2006             2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  3,625,749     $   3,500,939
--------------------------------------------------------------------------------------------
  Net realized gain on investment securities                           199               365
============================================================================================
    Net increase in net assets resulting from operations         3,625,948         3,501,304
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (1,869,806)       (1,311,658)
--------------------------------------------------------------------------------------------
  Private Investment Class                                        (913,112)       (1,414,678)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (107,967)         (116,255)
--------------------------------------------------------------------------------------------
  Cash Management Class                                           (594,355)         (376,931)
--------------------------------------------------------------------------------------------
  Reserve Class                                                        (30)               (6)
--------------------------------------------------------------------------------------------
  Resource Class                                                  (140,287)         (281,411)
--------------------------------------------------------------------------------------------
  Corporate Class                                                     (192)               --
============================================================================================
  Decrease in net assets resulting from distributions           (3,625,749)       (3,500,939)
============================================================================================
Share transactions-net:
  Institutional Class                                           (7,795,711)       26,652,677
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (27,343,452)     (207,122,742)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                        683,029          (479,457)
--------------------------------------------------------------------------------------------
  Cash Management Class                                          8,296,954        29,580,995
--------------------------------------------------------------------------------------------
  Reserve Class                                                    177,803                (1)
--------------------------------------------------------------------------------------------
  Resource Class                                                 2,732,026        (3,650,876)
--------------------------------------------------------------------------------------------
  Corporate Class                                                  269,440                --
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (22,979,911)     (155,019,404)
============================================================================================
    Net increase (decrease) in net assets                      (22,979,712)     (155,019,039)
============================================================================================

NET ASSETS:

  Beginning of period                                          199,289,004       354,308,043
============================================================================================
  End of period (including undistributed net investment
    income of $3,530 and $3,530, respectively)                $176,309,292     $ 199,289,004
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $258,959.

  The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $24,794.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $15,477.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $63,653, $17,875, $12,551, $8, $6,019 and $1, respectively, after FMC waived Plan fees of $63,652, $6,500, $3,138, $1, $1,505 and $0, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2006, the Fund paid legal fees of $2,782 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED                      YEAR ENDED
                                                                        FEBRUARY 28,                        AUGUST 31,
                                                                           2006(A)                             2005
                                                              ---------------------------------    -----------------------------
                                                                  SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,199,580,507    $ 1,199,580,507     636,405,085    $ 636,405,085
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       160,858,015        160,858,015     395,039,783      395,039,783
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       21,792,395         21,792,395      29,626,154       29,626,154
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          104,261,559        104,261,559     100,732,765      100,732,765
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                      177,796            177,796          46,969           46,969
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   4,727,794          4,727,794      72,172,246       72,172,246
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 269,440            269,440              --               --
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              1,109,418          1,109,418         352,603          352,603
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           293,929            293,929         403,335          403,335
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            3,291              3,291           3,349            3,349
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                              586,513            586,513         258,777          258,777
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                            7                  7              --               --
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     131,349            131,349         266,396          266,396
================================================================================================================================
Reacquired:
  Institutional Class                                         (1,208,485,636)    (1,208,485,636)   (610,105,011)    (610,105,011)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (188,495,396)      (188,495,396)   (602,565,860)    (602,565,860)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,112,657)       (21,112,657)    (30,108,960)     (30,108,960)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          (96,551,118)       (96,551,118)    (71,410,547)     (71,410,547)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           --                 --         (46,970)         (46,970)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  (2,127,117)        (2,127,117)    (76,089,518)     (76,089,518)
================================================================================================================================
                                                                 (22,979,911)   $   (22,979,911)   (155,019,404)   $(155,019,404)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CASH MANAGEMENT CLASS
                                                             --------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                         YEAR ENDED AUGUST 31,
                                                             FEBRUARY 28,       -------------------------------------------------
                                                                 2006            2005       2004      2003      2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  1.00          $  1.00    $ 1.00    $ 1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02             0.02      0.01      0.01       0.02       0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities                                         0.00             0.00      0.00      0.00       0.00       0.00
=================================================================================================================================
    Total from investment operation                               0.02             0.02      0.01      0.01       0.02       0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)           (0.02)    (0.01)    (0.01)     (0.02)     (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               --     (0.00)    (0.00)     (0.00)     (0.00)
=================================================================================================================================
    Total distributions                                          (0.02)           (0.02)    (0.01)    (0.01)     (0.02)     (0.05)
=================================================================================================================================
Net asset value, end of period                                 $  1.00          $  1.00    $ 1.00    $ 1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   1.89%            2.31%     0.91%     1.16%      1.90%      5.23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $42,951          $34,654    $5,073    $2,563    $17,260    $19,254
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%     0.20%     0.21%      0.21%      0.20%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.49%(b)         0.51%     0.43%     0.43%      0.35%      0.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              3.77%(b)         2.32%     0.90%     1.13%      1.90%      4.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $31,637,093.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

    If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

    On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

- that the defendants permitted improper market timing and related activity in the AIM Funds;

- that certain AIM Funds inadequately employed fair value pricing;

- that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

- that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action

SHORT-TERM INVESTMENTS TRUST

Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also:
(i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173

James T. Bunch                    Mark H. Williamson                            INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
                                  Todd L. Spillane                              Suite 100
Chair                             Chief Compliance Officer                      Houston, TX 77046-1173

Albert R. Dowden                  Russell C. Burk                               TRANSFER AGENT
                                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Edward K. Dunn Jr.                                                              P.O. Box 4739
                                  John M. Zerr                                  Houston, TX 77210-4739
Jack M. Fields                    Senior Vice President, Secretary and Chief
                                  Legal Officer                                 CUSTODIAN
Carl Frischling                                                                 The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
Robert H. Graham                  Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Vice Chair                                                                      COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Prema Mathai-Davis                Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Lewis F. Pennock                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Ruth H. Quigley                                                                 COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                        Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Raymond Stickel, Jr.              Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
Mark H. Williamson                                                              Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


                                                    [YOUR GOALS. OUR SOLUTIONS.]
                                                      --Registered Trademark--


                                                                      [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com       STIT-SAR-3     Fund Management Company            --Registered Trademark--

                                                                 CORPORATE CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                               FEBRUARY 28, 2006
                                                               SEMIANNUAL REPORT

 SEMI                            [COVER IMAGE]
ANNUAL


=======================================================
INSIDE THIS REPORT

Letter to Shareholders................................1

Fund Data.............................................2

Fund Objectives and Strategies........................2

Letter from Independent
Chairman of Board of Trustees.........................4

Calculating Your Ongoing Fund Expenses................5

Approval of Investment Advisory Agreements and
Summary of Independent Written Fee Evaluation.........6

Financial Pages:
  Liquid Assets Portfolio............................10
  STIC Prime Portfolio...............................30
  Treasury Portfolio.................................42
  Government & Agency Portfolio......................52
  Government TaxAdvantage Portfolio..................62
=======================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST


                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Corporate Class of Short-Term Investments Trust, part of
     [GRAHAM        AIM Cash Management, covering the six-month reporting period
      PHOTO]        ended February 28, 2006. Thank you for investing with us.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, each fund continued to provide competitive returns. Each fund continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

 ROBERT H. GRAHAM      Each fund also continued to hold the highest credit
                    quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of each fund's overall credit quality, market price exposure and management.

  [WILLIAMSON       MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS
     PHOTO]
                    The economy continued to expand over the reporting period, albeit somewhat unevenly. The fourth quarter of 2005 marked the end of remarkably stable growth in gross domestic product (GDP), the broadest measure of U.S. economic activity. For eight consecutive quarters, GDP had risen at annualized rates of between 3.3% and 4.3%. A spike in energy prices before and after several severe hurricanes hit the
MARK H. WILLIAMSON  U.S. Gulf Coast stifled consumer spending, widened the trade gap and hurt retail sales. These, in turn, led to anemic GDP growth the fourth quarter. However, in January, retail sales rose by 2.9% and the jobless rate fell to 4.7%, which was the lowest reading since July 2001.

   The economy regained momentum at the beginning of the first quarter of 2006. From the end of 2003 to the close of the reporting period, the Federal Reserve Board (the Fed) raised the federal funds rate by 25 basis points (0.25%) 14 times, to 4.50%. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   Interest rates of short-term Treasuries have been volatile as the Fed has raised interest rates. At the close of the reporting period, the Treasury yield curve remained relatively flat, with the difference in yields between three-month Treasury securities and the 30-year Treasury bond less than 50 basis points (0.50%).

IN CONCLUSION

We are pleased to send you this report on your investment. AIM Investments--Registered Trademark-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                          /s/ MARK H. WILLIAMSON

Robert H. Graham                              Mark H. Williamson
Vice Chair & President,                       President, A I M Advisors, Inc.
Short-Term Investments Trust

April 12, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                                                    SHORT-TERM INVESTMENTS TRUST



=================================================================================================================
FUND DATA

 DATA AS OF 2/28/06

 FUND                                   YIELDS                WEIGHTED AVERAGE MATURITY             NET ASSETS
                                  7-DAY        MONTHLY        RANGE DURING          AT
                                SEC YIELD       YIELD       REPORTING PERIOD    PERIOD END
 Liquid Assets                    4.43%         4.41%           21-39 days        32 days          $658.0 million

 STIC Prime                       4.46          4.42            10-22 days        15 days           112.6 million

 Treasury                         4.28          4.26            22-39 days        30 days             1.1 million

 Government & Agency              4.37          4.34            20-40 days        33 days            42.3 million

 Government TaxAdvantage           N/A           N/A            13-45 days        31 days             0.3 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

   The Corporate Class of the Government TaxAdvantage Portfolio was incepted on 2/23/06. Therefore, the 7-day
SEC or monthly yields are not available.
=================================================================================================================

=================================================================================================================

FUND OBJECTIVES AND STRATEGIES                                 GOVERNMENT & AGENCY PORTFOLIO

LIQUID ASSETS PORTFOLIO                                        Government & Agency Portfolio seeks to
                                                               maximize current income consistent with the
Liquid Assets Portfolio seeks to provide as                    preservation of capital and the maintenance
high a level of current income as is                           of liquidity.
consistent with the preservation of capital
and liquidity.                                                    The Fund invests in direct obligations of
                                                               the U.S. Treasury and other securities issued
   The Fund invests primarily in short-term                    or guaranteed as to payment of principal and
money market instruments that blend top-tier,                  interest by the U.S. government or by its
high quality U.S. dollar-denominated                           agencies or instrumentalities, as well as
obligations, which include commercial paper,                   repurchase agreements secured by such
certificates of deposit, master and                            obligations. Securities purchased by the Fund
promissory notes, municipal securities and                     will have maturities of 397 days or less.
repurchase agreements.
                                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC PRIME PORTFOLIO
                                                               Government TaxAdvantage Portfolio seeks to
STIC Prime Portfolio seeks to maximize                         maximize current income consistent with the
current income consistent with the                             preservation of capital and the maintenance
preservation of capital and the maintenance                    of liquidity.
of liquidity.
                                                                  The Fund may invest in direct obligations
   The Fund invests in high quality U.S.                       of the U.S. Treasury and in U.S. government
dollar-denominated commercial paper and other                  agency securities with maturities of 397 days
commercial instruments with maturities of 60                   or less. This is intended to provide
days or less, including certificates of                        shareholders with dividends exempt from state
deposit, repurchase agreements and master                      and local income taxes in some jurisdictions.
notes.                                                         Investors residing in states with state
                                                               income tax may find it more profitable to
TREASURY PORTFOLIO                                             invest in this Fund than in a fund not
                                                               designed to comply with state tax
Treasury Portfolio seeks to maximize current                   considerations. This does not constitute tax
income consistent with the preservation of                     advice. Please consult your tax advisor for
capital and the maintenance of liquidity.                      your particular situation.

   The Fund invests in direct obligations of
the U.S. Treasury and repurchase agreements
backed by Treasury obligations. Securities
purchased by the Fund will have maturities of
397 days or less.
=================================================================================================================

SHORT-TERM INVESTMENTS TRUST


==========================================================================            ===============================
FUND COMPOSITION BY MATURITY                                                            FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/06                                                                  IN DAYS, AS OF 2/28/06

                 LIQUID                           GOVERNMENT          GOVERNMENT        STIC PRIME PORTFOLIO
                 ASSETS          TREASURY          & AGENCY          TAXADVANTAGE
                PORTFOLIO*       PORTFOLIO        PORTFOLIO**         PORTFOLIO**       1-7                   42.3%

                                                                                        8-14                  11.0
1-7               66.0%            65.3%            72.6%                55.5%
                                                                                        15-21                 11.2
8-30              13.6              3.9              2.0                 15.5
                                                                                        22-28                 16.0
31-90             11.8             14.7              8.9                 14.6
                                                                                        29-35                 10.2
91-180             3.5             16.1             11.7                 11.6
                                                                                        36-42                  4.5
181+               5.1              0.0              4.8                  2.8
                                                                                        43-60                  4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

*The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

=====================================================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
                    independent chair--I can assure you that shareholder
[CROCKETT           interests are at the forefront of every decision your board
  PHOTO]            makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:

                       o   Board approval of voluntary fee reductions, which are
BRUCE L. CROCKETT          saving shareholders more than $20 million annually,
                           based on asset levels as of March 31, 2005.

                       o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                       o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    April 12, 2006

SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      ACTUAL EXPENSES                              HYPOTHETICAL EXAMPLE FOR
                                                                                          COMPARISON PURPOSES
As a shareholder of a Corporate              The table below provides information
Class, you incur ongoing costs,              about actual account values and              The table below also provides
including management fees,                   actual expenses. You may use the             information about hypothetical
distribution and/or service fees             information in this table, together          account values and hypothetical
(12b-1) and other Fund expenses.             with the amount you invested, to             expenses based on each Fund's actual
This example is intended to help you         estimate the expenses that you paid          expense ratio and an assumed rate of
understand your ongoing costs (in            over the period. Simply divide your          return of 5% per year before
dollars) of investing in the Funds           account value by $1,000 (for                 expenses, which is not a Fund's
and compare these costs with ongoing         example, an $8,600 account value             actual return.
costs of investing in other mutual           divided by $1,000 = 8.6), then
funds. With the exception of the             multiply the result by the number in            The hypothetical account values
actual ending account value and              the table under the heading entitled         and expenses may not be used to
expenses of Government TaxAdvantage,         "Actual Expenses Paid During Period"         estimate the actual ending account
the example is based on an                   to estimate the expenses you paid on         balance or expenses you paid for the
investment of $1,000 invested at the         your account during this period              period. You may use this information
beginning of the period and held for         (February 23, 2006, through February         to compare the ongoing costs of
the entire period September 1, 2005,         28, 2006 for Government TaxAdvantage         investing in a Fund and other funds.
through February 28, 2006. The               Portfolio). Because the actual               To do so, compare this 5%
actual ending account value and              ending account value and expense             hypothetical example with the 5%
expenses of Government TaxAdvantage          information in the example is not            hypothetical examples that appear in
Portfolio in the below example are           based upon a six month period for            the shareholder reports of the other
based on an investment of $1,000             Government TaxAdvantage Portfolio,           funds.
invested on February 23, 2006 (the           the ending account value and expense
date the share class commenced               information may not provide a                Please note that the expenses shown
sales) and held through February 28,         meaningful comparison to mutual              in the table are meant to highlight
2006.                                        funds that provide such information          your ongoing costs only. Therefore,
                                             for a full six month period.                 the hypothetical information is
                                                                                          useful in comparing ongoing costs
                                                                                          only, and will not help you
                                                                                          determine the relative total costs
                                                                                          of owning different funds.

==============================================================================================================================
                                                   ACTUAL                        HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)
                          BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES       ANNUALIZED
                        ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ACCOUNT VALUE   PAID DURING       EXPENSE
FUND                      (9/1/05)       (2/28/06)(1)     PERIOD(2)       (2/28/06)      PERIOD(2),(3)      RATIO
Liquid Assets           $  1,000.00     $  1,019.90      $     0.75      $  1,024.05      $   0.75          0.15%
STIC Prime                 1,000.00        1,020.00            0.75         1,024.05          0.75          0.15
Treasury                   1,000.00        1,019.00            0.75         1,024.05          0.75          0.15
Government
& Agency                   1,000.00        1,019.60            0.75         1,024.05          0.75          0.15
Government
TaxAdvantage               1,000.00        1,000.70            0.02         1,024.05          0.75          0.15

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2005, through February 28, 2006 (February 23, 2006, through February 28, 2006 for Government TaxAdvantage Portfolio), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For Government TaxAdvantage
Portfolio actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, Multiplied by 6 (February 23, 2006, through February 28, 2006)/365. Because Government
TaxAdvantage Portfolio has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Government TaxAdvantage Portfolio and other funds because such data is based on a full six month period.
==============================================================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees (the "Board")          to be provided by AIM under the              GOVERNMENT & AGENCY PORTFOLIO
of Short-Term Investments Trust (the         Advisory Agreement. Based on such
"Trust") oversees the management of          review, the Board concluded that the         o The performance of the Fund
each Fund of the Trust, and as               range of services to be provided by          relative to comparable funds. The
required by law, determines annually         AIM under the Advisory Agreement was         Board reviewed the performance of
whether to approve the continuance           appropriate and that AIM currently           the Fund during the past one, three
of each Fund's advisory agreement            is providing services in accordance          and five calendar years against the
with A I M Advisors, Inc. ("AIM").           with the terms of the Advisory               performance of funds advised by
Based upon the recommendation of the         Agreement.                                   other advisors with investment
Investments Committee of the Board                                                        strategies comparable to those of
at a meeting held on June 30, 2005,          o The quality of services to be              the Fund. The Board noted that the
the Board, including all of the              provided by AIM. The Board reviewed          Fund's performance in such periods
independent trustees, approved the           the credentials and experience of            was above the median performance of
continuance of the advisory                  the officers and employees of AIM            such comparable funds. Based on this
agreement (the "Advisory Agreement")         who will provide investment advisory         review, the Board concluded that no
between each Fund and AIM for                services to each Fund. In reviewing          changes should be made to the Fund
another year, effective July 1,              the qualifications of AIM to provide         and that it was not necessary to
2005.                                        investment advisory services, the            change the Fund's portfolio
                                             Board reviewed the qualifications of         management team at this time.
   The Board considered the factors          AIM's investment personnel and
discussed below in evaluating the            considered such issues as AIM's              o The performance of the Fund
fairness and reasonableness of each          portfolio and product review                 relative to indices. The Board
Fund's Advisory Agreement at the             process, AIM's legal and compliance          reviewed the performance of the Fund
meeting on June 30, 2005 and as part         function, AIM's use of technology,           during the past one, three and five
of the Board's ongoing oversight of          AIM's portfolio administration               calendar years against the
each Fund. In their deliberations,           function and the quality of AIM's            performance of the Lipper
the Board and the independent                investment research. Based on the            Institutional US Government Money
trustees did not identify any                review of these and other factors,           Market Index. The Board noted that
particular factor that was                   the Board concluded that the quality         the Fund's performance for the one
controlling, and each trustee                of services to be provided by AIM            and three year periods was above the
attributed different weights to the          was appropriate and that AIM                 performance of such Index and
various factors.                             currently is providing satisfactory          comparable to such Index for the
                                             services in accordance with the              five year period. Based on this
   One of the responsibilities of            terms of the Advisory Agreement.             review, the Board concluded that no
the Senior Officer of the Funds, who                                                      changes should be made to the Fund
is independent of AIM and AIM's              o Meeting with the Funds' portfolio          and that it was not necessary to
affiliates, is to manage the process         managers and investment personnel.           change the Fund's portfolio
by which the Funds' proposed                 With respect to each Fund, the Board         management team at this time.
management fees are negotiated to            is meeting periodically with each
ensure that they are negotiated in a         Fund's portfolio manager and/or              o Fees relative to those of clients
manner which is at arm's length and          other investment personnel and               of AIM with comparable investment
reasonable. To that end, the Senior          believes that such individuals are           strategies. The Board reviewed the
Officer must either supervise a              competent and able to continue to            advisory fee rate for the Fund under
competitive bidding process or               carry out their responsibilities             the Advisory Agreement. The Board
prepare an independent written               under the Advisory Agreement.                noted that this rate was comparable
evaluation. The Senior Officer has                                                        to the advisory fee rates for two
recommended an independent written           o Overall performance of AIM. The            institutional money market funds,
evaluation in lieu of a competitive          Board considered the overall                 and lower than the advisory fee
bidding process and, upon the                performance of AIM in providing              rates for a third institutional
direction of the Board, has prepared         investment advisory and portfolio            money market fund (which has an
such an independent written                  administrative services to each Fund         "all-in" fee structure whereby AIM
evaluation. Such written evaluation          and concluded that such performance          pays all of the fund's ordinary
also considered certain of the               was satisfactory.                            operating expenses), advised by AIM
factors discussed below. In                                                               with investment strategies
addition, as discussed below, the            o Independent written evaluation and         comparable to those of the Fund. The
Senior Officer made certain                  recommendations of the Funds' Senior         Board noted that AIM has agreed to
recommendations to the Board in              Officer. The Board noted that, upon          waive fees and/or limit expenses of
connection with such written                 their direction, the Senior Officer          the Fund, as discussed below. Based
evaluation.                                  of the Funds, who is independent of          on this review, the Board concluded
                                             AIM and AIM's affiliates, had                that the advisory fee rate for the
   The discussion below serves as a          prepared an independent written              Fund under the Advisory Agreement
summary of the Senior Officer's              evaluation in order to assist the            was fair and reasonable.
independent written evaluation and           Board in determining the
recommendations to the Board in              reasonableness of the proposed               o Fees relative to those of
connection therewith, as well as a           management fees of the AIM Funds,            comparable funds with other
discussion of the material factors           including these Funds. The Board             advisors. The Board reviewed the
and the conclusions with respect             noted that the Senior Officer's              advisory fee rate for the Fund under
thereto that formed the basis for            written evaluation had been relied           the Advisory Agreement. The Board
the Board's approval of each Fund's          upon by the Board in this regard in          compared effective contractual
Advisory Agreement. After                    lieu of a competitive bidding                advisory fee rates at a common asset
consideration of all of the factors          process. In determining whether to           level and noted that the Fund's rate
below and based on its informed              continue the Advisory Agreement for          was below the median rate of the
business judgment, the Board                 each Fund, the Board considered the          funds advised by other advisors with
determined that each Fund's Advisory         Senior Officer's written evaluation          investment strategies comparable to
Agreement is in the best interests           and the recommendation made by the           those of the Fund that the Board
of the Fund and its shareholders and         Senior Officer to the Board that the         reviewed. The Board noted that AIM
that the compensation to AIM under           Board consider implementing a                has agreed to waive fees and/or
each Fund's Advisory Agreement is            process to assist them in more               limit expenses of the Fund, as
fair and reasonable and would have           closely monitoring the performance           discussed below. Based on this
been obtained through arm's length           of the AIM Funds. The Board                  review, the Board concluded that the
negotiations.                                concluded that it would be advisable         advisory fee rate for the Fund under
                                             to implement such a process as soon          the Advisory Agreement was fair and
FUND-SPECIFIC FACTORS WITH THE SAME          as reasonably practicable.                   reasonable.
CONCLUSIONS
                                             FUND-SPECIFIC FACTORS WITH SEPARATE          o Expense limitations and fee
The Board considered the following           CONCLUSIONS                                  waivers. The Board noted that AIM
fund-specific factors separately for                                                      has contractually agreed to waive
each Fund and reached the same               The Board considered the following           fees and/or limit expenses of the
conclusions for each such Fund,              fund-specific factors separately for         Fund in an amount necessary to limit
which conclusions are set forth              each Fund and reached separate               total annual operating expenses to a
below.                                       conclusions for each such Fund,              specified percentage of average
                                             which conclusions are set forth              daily net assets for each class of
o The nature and extent of the               below.                                       the Fund. The Board considered the
advisory services to be provided by                                                       contractual nature of this fee waiv-
AIM. The Board reviewed the services
                                                                                                                   (continued)

SHORT-TERM INVESTMENTS TRUST


er/expense limitation and noted that         (which has an "all-in" fee structure         uidity, increased diversification or
it remains in effect until August            whereby AIM pays all of the fund's           decreased transaction costs. The
31, 2006. The Board considered the           ordinary operating expenses),                Board also found that the Fund will
effect this fee waiver/expense               advised by AIM with investment               not receive reduced services if it
limitation would have on the Fund's          strategies comparable to those of            invests its cash balances in such
estimated expenses and concluded             the Fund. The Board noted that AIM           money market funds. The Board noted
that the levels of fee                       has agreed to waive fees and/or              that, to the extent the Fund invests
waivers/expense limitations for the          limit expenses of the Fund, as               in affiliated money market funds,
Fund were fair and reasonable.               discussed below. Based on this               AIM has voluntarily agreed to waive
                                             review, the Board concluded that the         a portion of the advisory fees it
o Breakpoints and economies of               advisory fee rate for the Fund under         receives from the Fund attributable
scale. The Board reviewed the                the Advisory Agreement was fair and          to such investment. The Board
structure of the Fund's advisory fee         reasonable.                                  further determined that the proposed
under the Advisory Agreement, noting                                                      securities lending program and
that it does not include any                 o Fees relative to those of                  related procedures with respect to
breakpoints. The Board considered            comparable funds with other                  the lending Fund is in the best
whether it would be appropriate to           advisors. The Board reviewed the             interests of the lending Fund and
add advisory fee breakpoints for the         advisory fee rate for the Fund under         its respective shareholders. The
Fund or whether, due to the nature           the Advisory Agreement. The Board            Board therefore concluded that the
of the Fund and the advisory fee             compared effective contractual               investment of cash collateral
structures of comparable funds, it           advisory fee rates at a common asset         received in connection with the
was reasonable to structure the              level and noted that the Fund's rate         securities lending program in the
advisory fee without breakpoints.            was below the median rate of the             money market funds according to the
Based on this review, the Board              funds advised by other advisors with         procedures is in the best interests
concluded that it was not necessary          investment strategies comparable to          of the lending Fund and its
to add advisory fee breakpoints to           those of the Fund that the Board             respective shareholders.
the Fund's advisory fee schedule.            reviewed. The Board noted that AIM
The Board reviewed the level of the          has agreed to waive fees and/or              LIQUID ASSETS PORTFOLIO
Fund's advisory fees, and noted that         limit expenses of the Fund, as
such fees, as a percentage of the            discussed below. Based on this               o The performance of the Fund
Fund's net assets, would remain              review, the Board concluded that the         relative to comparable funds. The
constant under the Advisory                  advisory fee for the Fund under the          Board reviewed the performance of
Agreement because the Advisory               Advisory Agreement was fair and              the Fund during the past one, three
Agreement does not include any               reasonable.                                  and five calendar years against the
breakpoints. The Board concluded                                                          performance of funds advised by
that the Fund's fee levels under the         o Expense limitations and fee                other advisors with investment
Advisory Agreement therefore would           waivers. The Board noted that AIM            strategies comparable to those of
not reflect economies of scale.              has contractually agreed to waive            the Fund. The Board noted that the
                                             fees and/or limit expenses of the            Fund's performance in such periods
o Investments in affiliated money            Fund in an amount necessary to limit         was above the median performance of
market funds. Not applicable because         total annual operating expenses to a         such comparable funds. Based on this
the Fund does not invest in                  specified percentage of average              review, the Board concluded that no
affiliated money market funds.               daily net assets for each class of           changes should be made to the Fund
                                             the Fund. The Board considered the           and that it was not necessary to
GOVERNMENT TAXADVANTAGE PORTFOLIO            contractual nature of this fee               change the Fund's portfolio
                                             waiver/expense limitation and noted          management team at this time.
o The performance of the Fund                that it remains in effect until
relative to comparable funds. The            August 31, 2006. The Board                   o The performance of the Fund
Board reviewed the performance of            considered the effect this fee               relative to indices. The Board
the Fund during the past one, three          waiver/expense limitation would have         reviewed the performance of the Fund
and five calendar years against the          on the Fund's estimated expenses and         during the past one, three and five
performance of funds advised by              concluded that the levels of fee             calendar years against the
other advisors with investment               waivers/expense limitations for the          performance of the Lipper
strategies comparable to those of            Fund were fair and reasonable.               Institutional Money Market Index.
the Fund. The Board noted that the                                                        The Board noted that the Fund's
Fund's performance for the one and           o Breakpoints and economies of               performance in such periods was
three year periods was above the             scale. The Board reviewed the                comparable to the performance of
median performance of such                   structure of the Fund's advisory fee         such Index. Based on this review,
comparable funds and below such              under the Advisory Agreement, noting         the Board concluded that no changes
median performance for the five year         that it includes two breakpoints.            should be made to the Fund and that
period. Based on this review, the            The Board reviewed the level of the          it was not necessary to change the
Board concluded that no changes              Fund's advisory fees, and noted that         Fund's portfolio management team at
should be made to the Fund and that          such fees, as a percentage of the            this time.
it was not necessary to change the           Fund's net assets, would decrease as
Fund's portfolio management team at          net assets increase because the              o Fees relative to those of clients
this time.                                   Advisory Agreement includes                  of AIM with comparable investment
                                             breakpoints. The Board noted that,           strategies. The Board reviewed the
o The performance of the Fund                due to the Fund's current asset              advisory fee rate for the Fund under
relative to indices. The Board               levels and the way in which the              the Advisory Agreement. The Board
reviewed the performance of the Fund         advisory fee breakpoints have been           noted that this rate (i) was lower
during the past one, three and five          structured, the Fund has yet to              than the advisory fee rates for one
calendar years against the                   benefit from the breakpoints. The            retail money market fund, lower than
performance of the Lipper                    Board concluded that the Fund's fee          the advisory fee rates for one
Institutional US Government Money            levels under the Advisory Agreement          institutional money market fund
Market Index. The Board noted that           therefore would reflect economies of         (which has an "all-in" fee structure
the Fund's performance for the one           scale at higher asset levels and             whereby AIM pays all of the fund's
and three year periods was above the         that it was not necessary to change          ordinary operating expenses), the
performance of such Index and                the advisory fee breakpoints in the          same as the advisory fee rates for a
comparable to such Index for the             Fund's advisory fee schedule.                second such institutional money
five year period. Based on this                                                           market fund, and comparable to the
review, the Board concluded that no          o Investments in affiliated money            advisory fee rates for a third such
changes should be made to the Fund           market funds. The Board also took            institutional money market fund,
and that it was not necessary to             into account the fact that                   advised by AIM with investment
change the Fund's portfolio                  uninvested cash and cash collateral          strategies comparable to those of
management team at this time.                from securities lending arrangements         the Fund; (ii) was lower than the
                                             (collectively, "cash balances") of           advisory fee rates for a variable
o Fees relative to those of clients          the Fund may be invested in money            insurance fund advised by AIM and
of AIM with comparable investment            market funds advised by AIM pursuant         offered to insurance company
strategies. The Board reviewed the           to the terms of an SEC exemptive             separate accounts with investment
advisory fee rate for the Fund under         order. The Board found that the Fund         strategies comparable to those of
the Advisory Agreement. The Board            may realize certain benefits upon            the Fund; (iii) was lower than the
noted that this rate was comparable          investing cash balances in AIM               advisory fee rates for one
to the advisory fee rates for two            advised money market funds,
institutional money market funds,            including a higher net return,                                        (continued)
and lower than the advisory fee              increased liq-
rates for a third institutional
money market fund

                                                    SHORT-TERM INVESTMENTS TRUST



offshore fund for which an AIM               STIC PRIME PORTFOLIO                         rates at a common asset level and
affiliate serves as advisor with                                                          noted that the Fund's rate was below
investment strategies comparable to          o The performance of the Fund                the median rate of the funds advised
those of the Fund; and (iv) was              relative to comparable funds. The            by other advisors with investment
higher than the advisory fee rates           Board reviewed the performance of            strategies comparable to those of
for one unregistered pooled                  the Fund during the past one, three          the Fund that the Board reviewed.
investment vehicle, comparable to            and five calendar years against the          The Board noted that AIM has agreed
the advisory fee rates for a second          performance of funds advised by              to waive fees and/or limit expenses
such vehicle, and the same as the            other advisors with investment               of the Fund, as discussed below.
advisory fee rates for a third such          strategies comparable to those of            Based on this review, the Board
vehicle, for which an AIM affiliate          the Fund. The Board noted that the           concluded that the advisory fee rate
serves as advisor with investment            Fund's performance for the three and         for the Fund under the Advisory
strategies comparable to those of            five year periods was below the              Agreement was fair and reasonable.
the Fund. The Board noted that AIM           median performance of such
has agreed to waive fees and/or              comparable funds and above such              o Expense limitations and fee
limit expenses of the Fund, as               median performance for the one year          waivers. The Board noted that AIM
discussed below. Based on this               period. Based on this review, the            has contractually agreed to waive
review, the Board concluded that the         Board concluded that no changes              fee and/or limit expenses of the
advisory fee rate for the Fund under         should be made to the Fund and that          Fund in an amount necessary to limit
the Advisory Agreement was fair and          it was not necessary to change the           total annual operating expenses to a
reasonable.                                  Fund's portfolio management team at          specified percentage of average
                                             this time.                                   daily net assets for each class of
o Fees relative to those of                                                               the Fund. The Board considered the
comparable funds with other                  o The performance of the Fund                contractual nature of this fee
advisors. The Board reviewed the             relative to indices. The Board               waiver/expense limitation and noted
advisory fee rate for the Fund under         reviewed the performance of the Fund         that it remains in effect until
the Advisory Agreement. The Board            during the past one, three and five          August 31, 2006. The Board
compared effective contractual               calendar years against the                   considered the effect this fee
advisory fee rates at a common asset         performance of the Lipper                    waiver/expense limitation would have
level and noted that the Fund's rate         Institutional Money Market Fund              on the Fund's estimated expenses and
was below the median rate of the             Index. The Board noted that the              concluded that the levels of fee
funds advised by other advisors with         Fund's performance in such periods           waivers/expense limitations for the
investment strategies comparable to          was at or comparable to the                  Fund were fair and reasonable.
those of the Fund that the Board             performance of such Index. Based on
reviewed. The Board noted that AIM           this review, the Board concluded             o Breakpoints and economies of
has agreed to waive fees and/or              that no changes should be made to            scale. The Board reviewed the
limit expenses of the Fund, as               the Fund and that it was not                 structure of the Fund's advisory fee
discussed below. Based on this               necessary to change the Fund's               under the Advisory Agreement, noting
review, the Board concluded that the         portfolio management team at this            that it does not include any
advisory fee rate for the Fund under         time.                                        breakpoints. The Board considered
the Advisory Agreement was fair and                                                       whether it would be appropriate to
reasonable.                                  o Fees relative to those of clients          add advisory fee breakpoints for the
                                             of AIM with comparable investment            Fund or whether, due to the nature
o Expense limitations and fee                strategies. The Board reviewed the           of the Fund and the advisory fee
waivers. The Board noted that AIM            advisory fee rate for the Fund under         structures of comparable funds, it
has contractually agreed to waive            the Advisory Agreement. The Board            was reasonable to structure the
fees and/or limit expenses of the            noted that this rate (i) was lower           advisory fee without breakpoints.
Fund in an amount necessary to limit         than the advisory fee rates for one          Based on this review, the Board
total annual operating expenses to a         retail money market fund, lower than         concluded that it was not necessary
specified percentage of average              the advisory fee rates for one               to add advisory fee breakpoints to
daily net assets for each class of           institutional money market fund              the Fund's advisory fee schedule.
the Fund. The Board considered the           (which has an "all-in" fee structure         The Board reviewed the level of the
contractual nature of this fee               whereby AIM pays all of the fund's           Fund's advisory fees, and noted that
waiver/expense limitation and noted          ordinary operating expenses), the            such fees, as a percentage of the
that it remains in effect until              same as the advisory fee rates for a         Fund's net assets, would remain
August 31, 2006. The Board                   second such institutional money              constant under the Advisory
considered the effect this fee               market fund, and comparable to the           Agreement because the Advisory
waiver/expense limitation would have         advisory fee rates for a third such          Agreement does not include any
on the Fund's estimated expenses and         institutional money market fund,             breakpoints. The Board concluded
concluded that the levels of fee             advised by AIM with investment               that the Fund's fee levels under the
waivers/expense limitations for the          strategies comparable to those of            Advisory Agreement therefore would
Fund were fair and reasonable.               the Fund; (ii) was lower than the            not reflect economies of scale.
                                             advisory fee rates for a variable
o Breakpoints and economies of               insurance fund advised by AIM and            o Investments in affiliated money
scale. The Board reviewed the                offered to insurance company                 market funds. Not applicable because
structure of the Fund's advisory fee         separate accounts with investment            the Fund does not invest in
under the Advisory Agreement, noting         strategies comparable to those of            affiliated money market funds.
that it does not include any                 the Fund; (iii) was lower than the
breakpoints. The Board considered            advisory fee rates for one offshore          TREASURY PORTFOLIO
whether it would be appropriate to           fund for which an AIM affiliate
add advisory fee breakpoints for the         serves as advisor with investment            o The performance of the Fund
Fund or whether, due to the nature           strategies comparable to those of            relative to comparable funds. The
of the Fund and the advisory fee             the Fund; and (iv) was higher than           Board reviewed the performance of
structures of comparable funds, it           the advisory fee rates for one               the Fund during the past one, three
was reasonable to structure the              unregistered pooled investment               and five calendar years against the
advisory fee without breakpoints.            vehicle, comparable to the advisory          performance of funds advised by
Based on this review, the Board              fee rates for a second such vehicle,         other advisors with investment
concluded that it was not necessary          and the same as the advisory fee             strategies comparable to those of
to add advisory fee breakpoints to           rates for a third such vehicle, for          the Fund. The Board noted that the
the Fund's advisory fee schedule.            which an AIM affiliate serves as             Fund's performance in such periods
The Board reviewed the level of the          advisor with investment strategies           was above the median performance of
Fund's advisory fees, and noted that         comparable to those of the Fund. The         such comparable funds. Based on this
such fees, as a percentage of the            Board noted that AIM has agreed to           review, the Board concluded that no
Fund's net assets, would remain              waive fees and/or limit expenses of          changes should be made to the Fund
constant under the Advisory                  the Fund, as discussed below. Based          and that it was not necessary to
Agreement because the Advisory               on this review, the Board concluded          change the Fund's portfolio
Agreement does not include any               that the advisory fee rate for the           management team at this time.
breakpoints. The Board concluded             Fund under the Advisory Agreement
that the Fund's fee levels under the         was fair and reasonable.                     o The performance of the Fund
Advisory Agreement therefore would                                                        relative to indices. The Board
not reflect economies of scale.              o Fees relative to those of                  reviewed the performance of the Fund
                                             comparable funds with other                  during the past one, three and five
o Investments in affiliated money            advisors. The Board reviewed the             calendar years against the
market funds. Not applicable because         advisory fee rate for the Fund under         performance of the Lipper
the Fund does not invest in                  the Advisory Agreement. The Board            Institutional
affiliated money market funds.               compared effective contractual
                                             advisory fee                                                          (continued)


SHORT-TERM INVESTMENTS TRUST

US Treasury Money Market Index. The          advisory fee schedule. The Board             o Benefits of soft dollars to AIM.
Board noted that the Fund's                  reviewed the level of the Fund's             The Board considered the benefits
performance for the one and three            advisory fees, and noted that such           realized by AIM as a result of
year periods was above the                   fees, as a percentage of the Fund's          brokerage transactions executed
performance of such Index and                net assets, would remain constant            through "soft dollar" arrangements.
comparable to such Index for the             under the Advisory Agreement because         Under these arrangements, brokerage
five year period. Based on this              the Advisory Agreement does not              commissions paid by other funds
review, the Board concluded that no          include any breakpoints. The Board           advised by AIM are used to pay for
changes should be made to the Fund           concluded that the Fund's fee levels         research and execution services.
and that it was not necessary to             under the Advisory Agreement                 This research may be used by AIM in
change the Fund's portfolio                  therefore would not reflect                  making investment decisions for the
management team at this time.                economies of scale.                          Fund. The Board concluded that such
                                                                                          arrangements were appropriate.
o Fees relative to those of clients          o Investments in affiliated money
of AIM with comparable investment            market funds. The Board also took            o AIM's financial soundness in light
strategies. The Board reviewed the           into account the fact that                   of the Funds' needs. The Board
advisory fee rate for the Fund under         uninvested cash and cash collateral          considered whether AIM is
the Advisory Agreement. The Board            from securities lending arrangements         financially sound and has the
noted that this rate was comparable          (collectively, "cash balances") of           resources necessary to perform its
to the advisory fee rates for two            the Fund may be invested in money            obligations under the Advisory
institutional money market funds,            market funds advised by AIM pursuant         Agreement, and concluded that AIM
and lower than the advisory fee              to the terms of an SEC exemptive             has the financial resources
rates for a third institutional              order. The Board found that the Fund         necessary to fulfill its obligations
money market fund (which has an              may realize certain benefits upon            under the Advisory Agreement.
"all-in" fee structure whereby AIM           investing cash balances in AIM
pays all of the fund's ordinary              advised money market funds,                  o Historical relationship between
operating expenses), advised by AIM          including a higher net return,               each Fund and AIM. In determining
with investment strategies                   increased liquidity, increased               whether to continue the Advisory
comparable to those of the Fund. The         diversification or decreased                 Agreement for each Fund, the Board
Board noted that AIM has agreed to           transaction costs. The Board also            also considered the prior
waive fees and/or limit expenses of          found that the Fund will not receive         relationship between AIM and each
the Fund, as discussed below. Based          reduced services if it invests its           Fund, as well as the Board's
on this review, the Board concluded          cash balances in such money market           knowledge of AIM's operations, and
that the advisory fee rate for the           funds. The Board noted that, to the          concluded that it was beneficial to
Fund under the Advisory Agreement            extent the Fund invests in                   maintain the current relationship,
was fair and reasonable.                     affiliated money market funds, AIM           in part, because of such knowledge.
                                             has voluntarily agreed to waive a            The Board also reviewed the general
o Fees relative to those of                  portion of the advisory fees it              nature of the non-investment
comparable funds with other                  receives from the Fund attributable          advisory services currently
advisors. The Board reviewed the             to such investment. The Board                performed by AIM and its affiliates,
advisory fee rate for the Fund under         further determined that the proposed         such as administrative, transfer
the Advisory Agreement. The Board            securities lending program and               agency and distribution services,
compared effective contractual               related procedures with respect to           and the fees received by AIM and its
advisory fee rates at a common asset         the lending Fund is in the best              affiliates for performing such
level and noted that the Fund's rate         interests of the lending Fund and            services. In addition to reviewing
was below the median rate of the             its respective shareholders. The             such services, the trustees also
funds advised by other advisors with         Board therefore concluded that the           considered the organizational
investment strategies comparable to          investment of cash collateral                structure employed by AIM and its
those of the Fund that the Board             received in connection with the              affiliates to provide those
reviewed. The Board noted that AIM           securities lending program in the            services. Based on the review of
has agreed to waive fees and/or              money market funds according to the          these and other factors, the Board
limit expenses of the Fund, as               procedures is in the best interests          concluded that AIM and its
discussed below. Based on this               of the lending Fund and its                  affiliates were qualified to
review, the Board concluded that the         respective shareholders.                     continue to provide non-investment
advisory fee rate for the Fund under                                                      advisory services to each Fund,
the Advisory Agreement was fair and          GLOBAL FACTORS                               including administrative, transfer
reasonable.                                                                               agency and distribution services,
                                             The Board considered the following           and that AIM and its affiliates
o Expense limitations and fee                global factors for each Fund and             currently are providing satisfactory
waivers. The Board noted that AIM            reached the same conclusions for             non-investment advisory services.
has contractually agreed to waive            each such Fund, which conclusions
fees and/or limit expenses of the            are set forth below.                         o Other factors and current trends.
Fund in an amount necessary to limit                                                      In determining whether to continue
total annual operating expenses to a         o Profitability of AIM and its               the Advisory Agreement for each
specified percentage of average              affiliates. The Board reviewed               Fund, the Board considered the fact
daily net assets for each class of           information concerning the                   that AIM, along with others in the
the Fund. The Board considered the           profitability of AIM's (and its              mutual fund industry, is subject to
contractual nature of this fee               affiliates') investment advisory and         regulatory inquiries and litigation
waiver/expense limitation and noted          other activities and its financial           related to a wide range of issues.
that it remains in effect until              condition. The Board considered the          The Board also considered the
August 31, 2006. The Board                   overall profitability of AIM, as             governance and compliance reforms
considered the effect this fee               well as the profitability of AIM in          being undertaken by AIM and its
waiver/expense limitation would have         connection with managing each Fund.          affiliates, including maintaining an
on the Fund's estimated expenses and         The Board noted that AIM's                   internal controls committee and
concluded that the levels of fee             operations remain profitable,                retaining an independent compliance
waivers/expense limitations for the          although increased expenses in               consultant, and the fact that AIM
Fund were fair and reasonable.               recent years have reduced AIM's              has undertaken to cause each Fund to
                                             profitability. Based on the review           operate in accordance with certain
o Breakpoints and economies of               of the profitability of AIM, as well         governance policies and practices.
scale. The Board reviewed the                as the profitability of AIM in               The Board concluded that these
structure of the Fund's advisory fee         connection with managing each Fund.          actions indicated a good faith
under the Advisory Agreement, noting         The Board noted that AIM's                   effort on the part of AIM to adhere
that it does not include any                 operations remain profitable,                to the highest ethical standards,
breakpoints. The Board considered            although increased expenses in               and determined that the current
whether it would be appropriate to           recent years have reduced AIM's              regulatory and litigation
add advisory fee breakpoints for the         profitability. Based on the review           environment to which AIM is subject
Fund or whether, due to the nature           of the profitability of AIM's and            should not prevent the Board from
of the Fund and the advisory fee             its affiliates' investment advisory          continuing the Advisory Agreement
structures of comparable funds, it           and other activities and its                 for each Fund.
was reasonable to structure the              financial condition, the Board
advisory fee without breakpoints.            concluded that the compensation to
Based on this review the Board               be paid by each Fund to AIM under
concluded that it was not necessary          its Advisory Agreement was not
to add advisory fee breakpoints to           excessive.
the Fund's

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
TIME DEPOSITS-18.20%(A)

Deutsche Bank A.G. (Cayman Islands)
  4.53%                                        03/01/06   $  400,000   $   400,000,000
--------------------------------------------------------------------------------------
  4.58%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. (Cayman Islands)
  4.54%                                        03/01/06      300,000       300,000,000
--------------------------------------------------------------------------------------
Fifth Third Bank (Cayman Islands)
  4.53%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
ING Belgium S.A./N.V. (Belgium)
  4.56%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank (Cayman Islands)
  4.50%                                        03/01/06      245,844       245,843,987
--------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.58%                                        03/01/06      350,000       350,000,000
--------------------------------------------------------------------------------------
U.S. Bank, N.A. (Cayman Islands)
  4.53%                                        03/01/06    1,000,000     1,000,000,000
======================================================================================
    Total Time Deposits (Cost $3,795,843,987)                            3,795,843,987
======================================================================================


COMMERCIAL PAPER-17.70%(B)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-2.28%


Amstel Funding Corp.(c)(d)
  (Acquired 01/05/06; Cost $98,890,000)
  4.44%                                        04/05/06      100,000        99,568,333
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $36,096,980)
  4.46%                                        04/11/06       36,504        36,318,580
--------------------------------------------------------------------------------------
  (Acquired 11/30/05; Cost $97,809,625)
  4.46%                                        05/26/06      100,000        98,935,750
--------------------------------------------------------------------------------------
  (Acquired 12/14/05; Cost $97,740,000)
  4.52%                                        06/14/06      100,000        98,681,667
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $71,651,331)
  4.55%                                        07/11/06       73,308        72,086,322
--------------------------------------------------------------------------------------
  (Acquired 01/18/06; Cost $69,899,116)
  4.56%                                        07/17/06       71,530        70,279,656
======================================================================================
                                                                           475,870,308
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------



ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-0.11%(C)


Old Line Funding, LLC (Acquired 01/13/06;
  Cost $22,967,002)
  4.41%                                        03/01/06   $   23,100   $    23,100,000
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.94%


Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 01/10/06; Cost
  $44,497,125)
  4.47%(c)                                     04/12/06       45,000        44,765,325
--------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC(c)-Series
  A (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 09/08/05; Cost
  $98,063,722)
  3.83%                                        03/09/06      100,000        99,914,889
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $182,625,287)
  4.47%                                        04/10/06      184,666       183,748,826
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 12/15/05; Cost $75,007,818)
  4.53%(c)(d)                                  06/14/06       76,756        75,741,861
--------------------------------------------------------------------------------------
Picaros Funding PLC/LLC (CEP-KBC Bank N.V.)
  (Acquired 01/11/06; Cost $103,839,663)
  4.47%(c)(d)                                  04/11/06      105,000       104,465,462
--------------------------------------------------------------------------------------
Steamboat Funding Corp. (CEP-Royal Bank of
  Scotland PLC) (Acquired 02/24/06; Cost
  $104,545,277)
  4.56%(c)(d)                                  03/10/06      104,731       104,611,607
======================================================================================
                                                                           613,247,970
======================================================================================


ASSET-BACKED SECURITIES- MULTI-PURPOSE-4.73%


Amsterdam Funding Corp. (Acquired 02/07/06;
  Cost $49,855,931)
  4.51%(c)(d)                                  03/02/06       50,000        49,993,736
--------------------------------------------------------------------------------------
Barton Capital LLC (Acquired 02/21/06; Cost
  $73,197,101)
  4.51%(c)                                     03/22/06       73,464        73,270,728
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Charta LLC (Acquired 02/07/06; Cost
  $99,711,222)
  4.52%(c)                                     03/02/06   $  100,000   $    99,987,445
--------------------------------------------------------------------------------------
CRC Funding LLC(c) (Acquired 01/13/06; Cost
  $52,694,853)
  4.41%                                        03/01/06       53,000        53,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/07/06; Cost $49,639,792)
  4.55%                                        04/05/06       50,000        49,778,819
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  02/07/06; Cost $101,006,999)
  4.55%(c)                                     04/04/06      101,727       101,289,857
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC (Acquired
  02/17/06; Cost $63,918,218)
  4.52%(c)                                     03/07/06       64,063        64,014,739
--------------------------------------------------------------------------------------
Jupiter Securitization Corp.(c)
  (Acquired 02/06/06; Cost $51,230,662)
  4.51%                                        03/06/06       51,411        51,378,797
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $60,003,210)
  4.51%                                        03/07/06       60,222        60,176,733
--------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $75,002,908)
  4.52%                                        03/10/06       75,277        75,191,937
--------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/07/06; Cost $96,024,624)
  4.51%(c)                                     03/10/06       96,399        96,290,310
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 02/06/06;
  Cost $82,611,453)
  4.51%(c)                                     03/03/06       82,871        82,850,236
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
  02/08/06; Cost $79,584,851)
  4.51%(c)                                     03/08/06       79,865        79,794,963
--------------------------------------------------------------------------------------
Yorktown Capital LLC 4.51%                     03/02/06       50,000        49,993,736
======================================================================================
                                                                           987,012,036
======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-3.31%


Grampian Funding Ltd./LLC (United Kingdom)(c)
  (Acquired 11/23/05; Cost $107,580,000)
  4.40%                                        05/22/06      110,000       108,897,555
--------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $242,088,583)
  4.65%                                        05/17/06      245,000       242,563,271
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Grenadier Funding Ltd./Corp. (Acquired
  02/06/06; Cost $53,798,027)
  4.57%(c)                                     04/07/06   $   54,204   $    53,949,407
--------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/24/06; Cost $96,593,708)
  4.54%(c)                                     03/24/06       96,936        96,654,832
--------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC (Acquired 02/07/06;
  Cost $53,372,123)
  4.51%(c)(d)                                  03/07/06       53,560        53,519,741
--------------------------------------------------------------------------------------
Sigma Finance Inc.(c)(d)
  (Acquired 09/08/05; Cost $98,085,000)
  3.83%                                        03/07/06      100,000        99,936,166
--------------------------------------------------------------------------------------
  (Acquired 12/01/05; Cost $34,219,500)
  4.46%                                        05/30/06       35,000        34,609,750
======================================================================================
                                                                           690,130,722
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.35%(c)


Eureka Securitization, Inc. (Acquired
  02/08/06; Cost $73,241,607)
  4.52%                                        03/08/06       73,500        73,435,402
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.72%


Citigroup Funding Inc.
  4.66%                                        05/18/06       50,000        49,495,167
--------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate
  4.62%(e)                                     04/11/06      100,000       100,000,000
======================================================================================
                                                                           149,495,167
======================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.07%


General Electric Capital Corp.
  3.88%                                        05/26/06      200,000       198,146,222
--------------------------------------------------------------------------------------
  3.91%                                        03/02/06       40,000        39,995,656
--------------------------------------------------------------------------------------
  4.40%                                        05/22/06       70,000        69,298,444
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  4.55%                                        07/10/06      125,000       122,932,656
======================================================================================
                                                                           430,372,978
======================================================================================

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


REGIONAL BANKS-1.19%


Nationwide Building Society(c)(d)
  (Acquired 01/11/06; Cost $98,882,500)
  4.47%                                        04/12/06   $  100,000   $    99,478,500
--------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $74,438,271)
  4.57%                                        04/10/06       75,000        74,619,167
--------------------------------------------------------------------------------------
Northern Rock PLC
  4.15%(d)                                     04/07/06       75,000        74,680,104
======================================================================================
                                                                           248,777,771
======================================================================================
    Total Commercial Paper (Cost
      $3,691,442,354)                                                    3,691,442,354
======================================================================================


CERTIFICATES OF DEPOSIT-11.30%

Banco Bilbao Vizcaya Argentaria, S.A.
  4.35%                                        09/29/06       50,000        49,998,586
--------------------------------------------------------------------------------------
  4.52%                                        04/11/06      100,000       100,001,126
--------------------------------------------------------------------------------------
  4.76%                                        12/18/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  4.52%                                        03/24/06      200,000       200,000,000
--------------------------------------------------------------------------------------
BNP Paribas S.A. (United Kingdom)
  4.10%                                        06/22/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Calyon
  4.01%                                        07/20/06       25,000        24,914,979
--------------------------------------------------------------------------------------
Deutsche Bank A.G.
  4.53%                                        05/05/06      100,000       100,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  3.75%                                        06/13/06       50,000        50,000,000
--------------------------------------------------------------------------------------
  4.49%                                        04/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  4.75%                                        10/25/06      125,000       125,000,000
--------------------------------------------------------------------------------------
  4.99%                                        02/12/07      100,000        99,990,518
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  4.30%                                        09/28/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland
  3.59%                                        06/07/06       50,000        49,998,687
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06      100,000        99,997,374
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A.
  4.54%                                        03/28/06      146,000       146,000,420
--------------------------------------------------------------------------------------
  4.79%                                        07/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

Societe Generale S.A. (United Kingdom)
  4.50%                                        04/10/06   $  100,000   $    99,997,740
--------------------------------------------------------------------------------------
  4.64%                                        07/10/06      200,000       199,992,035
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B.
  4.77%                                        12/19/06       60,000        60,000,000
--------------------------------------------------------------------------------------
  4.95%                                        02/07/07       50,000        50,000,000
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom)
  4.70%                                        05/16/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $2,355,891,465)                                                    2,355,891,465
======================================================================================

VARIABLE RATE DEMAND NOTES-7.48%(A)(F)

INSURED-1.73%(G)(H)


Alaska (State of) Housing Finance Corp.;
  Series 2002 B Taxable Home Mortgage RB
  (INS- Financial Security Assurance Inc.)
  4.56%                                        12/01/36        8,100         8,100,000
--------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  4.56%                                        08/01/29        5,000         5,000,000
--------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Series 2005 B Taxable COP
  (INS-Ambac Assurance Corp.)
  4.55%                                        12/15/18       19,930        19,930,000
--------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B Taxable RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        05/15/25        1,900         1,900,000
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C Taxable RB (INS-MBIA
  Insurance Corp.)
  4.56%                                        07/01/24       32,695        32,695,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/32       15,370        15,370,000
--------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        2,000         2,000,000
--------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        4,750         4,750,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II;(c)
  Series 2001 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  11/14/02; Cost $25,000,000)
  4.56%                                        09/01/36   $   25,000   $    25,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  4.56%                                        08/01/37       60,000        60,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  4.56%                                        08/01/37       40,000        40,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital &
  Healthcare Services; Series 1994 A Taxable
  RB (INS-MBIA Insurance Corp.)
  4.56%                                        11/01/15        3,700         3,700,000
--------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  4.56%                                        09/01/35        6,500         6,500,000
--------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002
  Refunding Special Obligation Taxable RB
  (INS- Ambac Assurance Corp.)
  4.60%                                        07/01/32       14,305        14,305,000
--------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group) Sub- Series 2005
  B1 Taxable RB (INS-Ambac Assurance Corp.)
  4.54%                                        07/01/22       22,000        22,000,000
======================================================================================
                                                                           361,250,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------



LETTER OF CREDIT ENHANCED-5.75%(I)


422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/44   $   12,000   $    12,000,000
--------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     06/01/17        9,550         9,550,000
--------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B Refunding Taxable Electric RB
  (LOC-Dexia Group S.A.)
  4.57%(d)(h)                                  07/01/26        4,450         4,450,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     08/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  4.60%(h)                                     05/01/31       30,000        30,000,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Citizen's Bank of Pennsylvania)
  4.62%(h)                                     02/01/15       50,720        50,720,000
--------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project) Series 1999 B Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.58%(h)                                     01/01/15       14,550        14,550,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/08       37,000        37,000,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     09/01/30        6,000         6,000,000
--------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A Taxable RB
  (LOC-LaSalle Bank, N.A.)
  4.60%(e)                                     02/15/27       11,800        11,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  4.55%(h)                                     12/01/36       61,790        61,790,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of) Biola University;(d)(h)
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  4.60%                                        10/01/34   $   12,300   $    12,300,000
--------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  4.60%                                        10/01/34       12,300        12,300,000
--------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5 Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  4.56%(h)                                     07/01/36       43,400        43,400,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC;(h)
  Series 2005-A Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        8,500         8,500,000
--------------------------------------------------------------------------------------
  Series 2005-B Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        1,350         1,350,000
--------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        06/01/32          700           700,000
--------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        12/01/12        1,100         1,100,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;(h)
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        12/02/19        8,638         8,638,000
--------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        07/01/20        7,422         7,422,000
--------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        09/01/20        4,000         4,000,000
--------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     09/01/34       18,245        18,245,000
--------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     11/01/28       12,080        12,080,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     07/01/20   $   12,800   $    12,800,000
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Series 2005 F Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/21        4,890         4,890,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     02/02/43       12,985        12,985,000
--------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Series 2005 RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     01/01/26        7,300         7,300,000
--------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A Taxable
  RB (LOC-Deutsche Bank A.G.)
  4.62%(d)(h)                                  05/01/09       39,330        39,330,000
--------------------------------------------------------------------------------------
Dome Corp. Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     08/31/16       10,300        10,300,000
--------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/15        8,000         8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005 Floating Rate
  Notes (LOC-Wachovia Bank, N.A.)
  4.57%(a)(h)                                  07/01/30        1,000         1,000,000
--------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  4.69%(h)                                     10/15/27          320           320,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.47%(h)                                     01/01/25       10,745        10,745,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  4.62%(h)                                     03/01/31   $   31,385   $    31,385,000
--------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B
  Refunding RB (LOC-Bank of New York)
  4.60%(h)                                     07/01/35        6,300         6,300,000
--------------------------------------------------------------------------------------
Hunter'sRidge/Southpointe; Series 2005
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  4.57%(h)                                     06/01/25        6,560         6,560,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     09/01/31        7,800         7,800,000
--------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        2,195         2,195,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     12/01/39       16,750        16,750,000
--------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        5,605         5,605,000
--------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.52%(h)                                     09/01/33        7,270         7,270,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     06/01/20          380           380,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $150,710,000)
  4.56%(c)(h)                                  02/01/41      150,710       150,710,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/18   $   55,200   $    55,200,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  4.57%(h)                                     12/01/53        3,575         3,575,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  4.55%(h)                                     06/01/36       36,300        36,300,000
--------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005 Taxable RB (LOC-Allied Irish Banks
  PLC)
  4.54%(d)(h)                                  11/01/35       13,250        13,250,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  4.60%(h)                                     08/01/16        9,985         9,985,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B Refunding Taxable Ltd.
  Obligation RB (LOC-Fifth Third Bank)
  4.57%(h)                                     11/01/28        7,760         7,760,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005 Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     10/01/25       21,000        21,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004 Taxable
  IDR (LOC-Bank of America, N.A.)
  4.60%(h)                                     03/01/19        7,000         7,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003 Taxable IDR (LOC-JPMorgan Chase Bank)
  4.57%(h)                                     12/01/27        7,330         7,330,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     12/01/20   $    9,000   $     9,000,000
--------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/24        2,305         2,305,000
--------------------------------------------------------------------------------------
New Mexico (State of), Laguna Development
  Corp. (Pueblo of Laguna); Series 2005
  Taxable RB (LOC-JPMorgan Chase Bank)
  4.53%(h)                                     12/01/20       17,049        17,048,880
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B Taxable RB
  (LOC-Bank of New York)
  4.55%(h)                                     11/01/37        1,050         1,050,000
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  4.55%(h)                                     09/15/07        4,700         4,700,000
--------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.61%(h)                                     01/01/20        2,110         2,110,000
--------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/23        6,900         6,900,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     05/01/27        3,270         3,270,000
--------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C Taxable RB (LOC-Bank of
  America, N.A.)
  4.50%(h)                                     02/15/21        7,500         7,500,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/14   $    3,100   $     3,100,000
--------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  4.59%(h)                                     01/01/15        2,800         2,800,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  4.60%(h)                                     09/01/20       16,550        16,550,000
--------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B
  Taxable RB (LOC-Wachovia Bank, N.A.)
  4.60%(j)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  4.52%(h)                                     12/01/22        4,070         4,069,723
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.57%(h)                                     05/01/14       13,260        13,260,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series
  2002 A Taxable RB (LOC-Bank of America,
  N.A.)
  4.62%(h)                                     06/01/18        3,950         3,950,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Series 2005
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     10/01/35        7,500         7,500,000
--------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  4.57%(h)                                     02/01/35       49,250        49,250,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  4.57%(h)                                     04/01/24       10,030        10,030,000
--------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005 Taxable RB
  (LOC-Allied Irish Banks PLC)
  4.53%(d)(h)                                  07/01/33        5,500         5,500,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Shepherd Capital LLC;(h)
  Series 2002 B Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%                                        11/01/52   $    9,730   $     9,730,000
--------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        10/01/53        4,805         4,805,000
--------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        07/01/54       10,000        10,000,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     10/01/35        8,000         8,000,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     09/01/17        1,175         1,175,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/26       45,495        45,495,000
--------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004 Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     07/15/26       39,400        39,400,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997 Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/17        3,400         3,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  4.57%(h)                                     05/01/44       10,000        10,000,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Series
  2003 Taxable RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     11/01/23       19,800        19,800,000
======================================================================================
                                                                         1,199,208,603
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,560,458,603)                                                    1,560,458,603
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


MASTER NOTE AGREEMENTS-5.47%(A)(C)(E)(K)

Lehman Brothers Inc. (Acquired 04/08/05; Cost
  $113,800,000)
  4.68%(m)                                          --    $  113,800   $   113,800,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $777,000,000)
  4.70%                                        05/16/06      777,000       777,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/01/06-02/27/06; Cost
  $250,000,000)
  4.70%(m)                                          --       250,000       250,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,140,800,000)                                                    1,140,800,000
======================================================================================

MEDIUM-TERM NOTES-5.04%

Allstate Life Global Funding II, Floating
  Rate MTN(j)
  4.57%(c)                                     01/26/07       50,000        50,000,000
--------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  4.59%(c)                                     03/08/07      140,000       140,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/10/03; Cost $130,000,000)
  4.63%(c)                                     03/15/07      130,000       130,000,000
--------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  4.67%(j)                                     03/09/07      332,900       332,900,000
--------------------------------------------------------------------------------------
MetLife Global Funding I Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  4.63%(c)(j)                                  03/15/07       90,000        90,000,000
--------------------------------------------------------------------------------------
Metlife Global Funding I, Floating Rate MTN
  (Acquired 04/03/2003; Cost $149,323,120)
  4.68%(c)(j)                                  02/28/07      149,300       149,323,120
--------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  4.60%(d)(j)                                  02/09/07      100,000       100,000,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN (Acquired 04/14/05; Cost
  $60,000,000)
  4.54%(c)(d)(j)                               03/21/07   $   60,000   $    60,000,000
======================================================================================
    Total Medium-Term Notes (Cost
      $1,052,223,120)                                                    1,052,223,120
======================================================================================


PROMISSORY NOTES-4.75%

Goldman Sachs Group, Inc. (The)(c)(n)
  (Acquired 01/11/06; Cost $100,000,000)
  4.57%(o)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.59%(j)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  4.65%(e)                                     09/18/06       35,000        35,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  4.65%(e)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $200,000,000)
  4.66%(e)                                     12/04/06      200,000       200,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.68%(e)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/28/05; Cost $155,000,000)
  4.69%(e)                                     06/23/06      155,000       155,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%                                        10/03/06      100,000       100,000,000
======================================================================================
    Total Promissory Notes (Cost
      $990,000,000)                                                        990,000,000
======================================================================================


ASSET-BACKED SECURITIES-3.50%(C)

DIVERSIFIED BANKS-0.08%(J)


Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $16,981,900)
  4.59%(d)                                     05/16/06       16,982        16,981,900
======================================================================================



FULLY BACKED-1.34%(j)


RACERS Trust Series 2004-6-MM Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  4.57%                                        08/22/06      279,000       279,000,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------



MULTI-LINE INSURANCE-0.67%


Wachovia Asset Securitization Issuance, Inc.
  Series 2004-HEMM1, Class A Putable Floating
  Rate Bonds (Acquired 09/07/05; Cost
  $139,549,519)
  4.57%()(j)(l)                                11/25/34   $  139,549   $   139,549,519
======================================================================================


SECURITY INVESTMENT VEHICLES-0.24%


Sigma Finance Inc.
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(c)(d)                                  10/04/06       50,000        50,000,000
======================================================================================


STRUCTURED-1.17%


Granite Master Issuer PLC Series 2006-1A
  Floating Rate Bonds (Acquired 01/18/06;
  Cost $150,000,000)
  4.54%(d)(j)                                  01/20/07      150,000       150,000,000
--------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./ Corp. Series
  2004-1A, Class AMME Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  4.51%(o)                                     09/15/06       95,000        95,000,000
======================================================================================
    Total Asset-Backed Securities (Cost
      $730,531,419)                                                        730,531,419
======================================================================================

FUNDING AGREEMENTS-2.21%(C)(N)

New York Life Insurance Co. (Acquired
  04/06/05; Cost $250,000,000)
  4.65%(j)                                     04/05/06      250,000       250,000,000
--------------------------------------------------------------------------------------
Travelers Insurance Co. (The)(o)
  (Acquired 11/21/05; Cost $110,000,000)
  4.84%                                        11/21/06      110,000       110,000,000
--------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  4.88%                                        08/25/06      100,000       100,000,000
======================================================================================
    Total Funding Agreements (Cost
      $460,000,000)                                                        460,000,000
======================================================================================

PUTABLE RESET NOTES-0.35%

Wal-Mart Stores, Inc. Unsec. Unsub. PURS
  Notes (Cost $72,003,475)
  5.59%                                        06/01/06       71,700        72,003,475
======================================================================================

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

Overseas Private Investment Corp. Floating
  Rate Notes (Cost $6,500,000)
  4.57%(a)(f)(h)                               12/31/10   $    6,500   $     6,500,000
======================================================================================
    TOTAL INVESTMENTS (excluding Repurchase
      Agreements)-76.03% (Cost
      $15,855,694,423)                                                  15,855,694,423
======================================================================================


REPURCHASE AGREEMENTS-24.11%

ABN AMRO Bank N.V.
  4.52%(p)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
Banc of America Securities LLC
  4.58%(q)                                     03/01/06      790,000       790,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(r)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(s)                                     03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(t)                                     03/01/06      136,909       136,909,280
--------------------------------------------------------------------------------------
  4.52%(u)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(v)                                     03/01/06      385,192       385,191,935
--------------------------------------------------------------------------------------
  4.58%(w)                                     03/01/06      786,804       786,803,590
--------------------------------------------------------------------------------------
BNP Paribas(d)
  4.62%(x)                                     03/01/06      250,000       250,000,000
--------------------------------------------------------------------------------------
  4.62%(y)                                     03/01/06      250,718       250,717,792
--------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(z)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aa)                                    03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.62%(ab)                                    03/01/06      602,750       602,750,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(ac)                                    03/01/06      139,000       139,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities Inc.
  4.52%(ad)                                    03/01/06   $   25,000   $    25,000,000
--------------------------------------------------------------------------------------
  4.56%(ae)                                    03/01/06      114,000       114,000,000
--------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  4.61%(d)(af)                                 03/01/06      204,093       204,092,936
--------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(ag)                                    03/01/06       49,000        49,000,000
--------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  4.58%(ah)                                    03/01/06      248,406       248,406,358
--------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(ai)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aj)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(ak)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(al)                                    03/01/06      224,000       224,000,000
--------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(am)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.54%(an)                                    03/01/06       27,454        27,454,428
--------------------------------------------------------------------------------------
  4.56%(ao)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  4.63%(ap)                                    03/01/06       22,250        22,250,000
======================================================================================
    Total Repurchase Agreements (Cost
      $5,028,576,319)                                                    5,028,576,319
======================================================================================
TOTAL INVESTMENTS(aq)(ar)-100.14% (Cost
  $20,884,270,742)                                                      20,884,270,742
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14)%                                      (28,909,531)
======================================================================================
NET ASSETS-100.00%                                                     $20,855,361,211
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

LIQUID ASSETS PORTFOLIO

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $7,253,264,908, which represented 34.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    Cayman Islands: 15.8%; United Kingdom: 8.7%; other countries less than 5%:
    10.1%.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(m) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of these securities considered illiquid at February 28, 2006 was $1,450,000,000 which represented 6.95% of the Fund's Net Assets.
(o) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2006.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $25,003,139.
(q) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,127,222. Collateralized by $1,048,169,664 U.S. Government obligations, 5.00% due July 1, 2035 to February 1, 2036 with an aggregate value at February 28, 2006 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $790,100,506.
(r) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2038 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $25,003,139.
(s) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $149,018,873.
(t) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $136,926,470.
(u) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $25,003,139.
(v) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $385,240,726.
(w) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $900,114,500. Collateralized by $924,149,218 U.S. Government obligations, 5.00% to 5.50% due July 1, 2034 to November 1, 2035 with an aggregate value at February 28, 2006 of $918,000,000. The amount to be received upon repurchase by the Fund is $786,903,689.
(x) Repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,032,101. Collateralized by $261,714,152 corporate obligations, 3.35% to 7.68% due March 25, 2018 to November 25, 2035 with an aggregate value at February 28, 2006 of $261,649,818.
(y) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $892,114,535. Collateralized by $1,786,537,145 corporate obligations, 0% to 8.00% due March 1, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $927,720,001. The amount to be received upon repurchase by the Fund is $250,749,985.
(z) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $25,003,139.
(aa)Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $149,018,873.
(ab)Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,128,403. Collateralized by $2,796,818,518 corporate and municipal obligations, 0.83% to 6.95% due December 15, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $1,050,000,000. The amount to be received upon repurchase by the Fund is $602,827,395.

LIQUID ASSETS PORTFOLIO

(ac) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $139,017,607.
(ad) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $25,003,139.
(ae) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $114,014,440.
(af) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $600,076,867. Collateralized by $640,048,883 corporate obligations, 4.74% to 5.73% due October 15, 2012 to April 25, 2036 with an aggregate value at February 28, 2006 of $630,000,000. The amount to be received upon repurchase by the Fund is $204,119,085.
(ag) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $49,006,207.
(ah) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by $533,584,000 U.S. Government obligations, 0% to 8.88% due April 15, 2006 to April 15, 2030 with an aggregate value at February 28, 2006 of $510,000,638. The amount to be received upon repurchase by the Fund is $248,437,961.
(ai) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $25,003,139.
(aj) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $150,019,000.
(ak) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $25,003,139.
(al) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $224,028,373.
(am) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $155,430,000 U.S. Treasury obligations, 3.88% due April 15, 2029 with an aggregate value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $25,003,139.
(an) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 1, 2006 to February 1, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $27,457,890.
(ao) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $150,019,000.
(ap) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $425,054,660. Collateralized by $458,429,850 corporate obligations, 3.99% to 5.36% due January 15, 2018 to December 15, 2044 with an aggregate value at February 28, 2006 of $446,250,001. The amount to be received upon repurchase by the Fund is $22,252,862.
(aq) Also represents cost for federal income tax purposes.
(ar) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,855,694,423)                           $15,855,694,423
------------------------------------------------------------
Repurchase agreements (cost $5,028,576,319)    5,028,576,319
============================================================
    Total investments (cost
      $20,884,270,742)                        20,884,270,742
============================================================
Receivables for:
  Interest                                        42,055,009
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  781,249
------------------------------------------------------------
Other assets                                         303,359
============================================================
    Total assets                              20,927,410,359
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                12,469
------------------------------------------------------------
  Dividends                                       68,883,819
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,012,996
------------------------------------------------------------
Accrued distribution fees                            658,786
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            37,826
------------------------------------------------------------
Accrued transfer agent fees                          239,800
------------------------------------------------------------
Accrued operating expenses                           203,452
============================================================
    Total liabilities                             72,049,148
============================================================
Net assets applicable to shares outstanding  $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $20,854,563,397
------------------------------------------------------------
Undistributed net investment income                2,680,900
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,883,086)
============================================================
                                             $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,221,592,589
____________________________________________________________
============================================================
Private Investment Class                     $   981,883,675
____________________________________________________________
============================================================
Personal Investment Class                    $    87,451,398
____________________________________________________________
============================================================
Cash Management Class                        $ 2,840,371,112
____________________________________________________________
============================================================
Reserve Class                                $    79,446,857
____________________________________________________________
============================================================
Resource Class                               $   986,562,709
____________________________________________________________
============================================================
Corporate Class                              $   658,052,871
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,220,818,838
____________________________________________________________
============================================================
Private Investment Class                         981,896,912
____________________________________________________________
============================================================
Personal Investment Class                         87,454,500
____________________________________________________________
============================================================
Cash Management Class                          2,840,327,465
____________________________________________________________
============================================================
Reserve Class                                     79,451,655
____________________________________________________________
============================================================
Resource Class                                   986,567,852
____________________________________________________________
============================================================
Corporate Class                                  658,045,673
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $393,110,187
==========================================================================

EXPENSES:

Advisory fees                                                   14,214,091
--------------------------------------------------------------------------
Administrative services fees                                       537,186
--------------------------------------------------------------------------
Custodian fees                                                     416,258
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,239,872
--------------------------------------------------------------------------
  Personal Investment Class                                        252,446
--------------------------------------------------------------------------
  Cash Management Class                                          1,497,715
--------------------------------------------------------------------------
  Reserve Class                                                    419,379
--------------------------------------------------------------------------
  Resource Class                                                   925,864
--------------------------------------------------------------------------
  Corporate Class                                                  102,774
--------------------------------------------------------------------------
Transfer agent fees                                              1,424,260
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          243,346
--------------------------------------------------------------------------
Other                                                              861,931
==========================================================================
    Total expenses                                              23,135,122
==========================================================================
Less: Fees waived                                               (7,628,738)
==========================================================================
    Net expenses                                                15,506,384
==========================================================================
Net investment income                                          377,603,803
==========================================================================
Net realized gain (loss) from Investment securities                203,753
==========================================================================
Net increase in net assets resulting from operations          $377,807,556
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $   377,603,803    $   445,613,914
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment securities                     203,753           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          377,807,556        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (268,529,810)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (16,626,603)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,181,585)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (58,614,616)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,308,356)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (17,600,434)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (13,745,240)        (1,786,918)
------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions          (377,606,644)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,939,477,271     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        173,053,411       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        41,261,091         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (568,989,250)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (48,798,772)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                   83,720,422        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 191,614,385        466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         2,811,338,558     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       2,811,539,470     (1,868,307,533)
================================================================================================

NET ASSETS:

Beginning of period                                            18,043,821,741     19,912,129,274
================================================================================================
End of period (including undistributed net investment income
  of $2,680,900 and $2,683,741, respectively)                 $20,855,361,211    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

LIQUID ASSETS PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $6,311,408.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $537,186.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $1,421,409.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,343,923, $185,127, $1,198,172, $364,860, $925,864 and $102,774,
respectively, after FMC waived Plan fees of $895,949, $67,319, $299,543 and $54,519, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $49,350 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of

LIQUID ASSETS PORTFOLIO

the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions

    The Fund had a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $2,049,791
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

LIQUID ASSETS PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2006(A)                        AUGUST 31, 2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               109,959,567,641    $ 109,959,567,641     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            5,272,191,992        5,272,191,992       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                   603,491,893          603,491,893         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                        24,591,414,821       24,591,414,821      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         132,772,554          132,772,554         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,426,082,808        4,426,082,808      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  6,589,231,638        6,589,231,638       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   131,065,812          131,065,812         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,344,756            9,344,756           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                       527,331              527,331             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                            36,714,775           36,714,775          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,297,212            1,297,212           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,329,431           16,329,431          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      5,866,587            5,866,587             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (107,151,156,182)    (107,151,156,182)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (5,108,483,337)      (5,108,483,337)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                  (562,758,133)        (562,758,133)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                       (25,197,118,846)     (25,197,118,846)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (182,868,538)        (182,868,538)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (4,358,691,817)      (4,358,691,817)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (6,403,483,840)      (6,403,483,840)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      2,811,338,558    $   2,811,338,558      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

LIQUID ASSETS PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                       CORPORATE CLASS
                                                              ---------------------------------
                                                                                 MARCH 29, 2005
                                                               SIX MONTHS         (DATE SALES
                                                                 ENDED           COMMENCED) TO
                                                              FEBRUARY 28,         AUGUST 31,
                                                                  2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $   1.00            $   1.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.02                0.01
-----------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                        (0.00)              (0.00)
===============================================================================================
    Total from investment operations                                0.02                0.01
===============================================================================================
Less dividends from net investment income                          (0.02)              (0.01)
===============================================================================================
Net asset value, end of period                                  $   1.00            $   1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                     1.99%               1.31%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $658,053            $466,432
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.15%(b)            0.15%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.22%(b)            0.22%(c)
===============================================================================================
Ratio of net investment income to average net assets                4.00%(b)            2.41%(c)
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $690,841,388.
(c)  Annualized.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.41%(A)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-2.87%

Fountain Square Commercial Funding Corp.(b)
  (Acquired 02/13/06; Cost $60,389,556) 4.51%  03/16/06   $ 60,625    $   60,511,075
------------------------------------------------------------------------------------
  (Acquired 02/02/06; Cost $49,928,106) 4.52%  03/31/06     50,288        50,098,582
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $25,964,509) 4.56%  04/06/06     26,150        26,030,756
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $39,700,411) 4.57%  04/10/06     40,000        39,796,889
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $59,564,900) 4.58%  04/12/06     60,000        59,679,400
====================================================================================
                                                                         236,116,702
====================================================================================

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-5.33%

Old Line Funding, LLC(b) (Acquired 02/01/06;
  Cost $125,137,500) 4.51%                     03/01/06    125,578       125,578,000
------------------------------------------------------------------------------------
  (Acquired 02/08/06; Cost $58,062,559) 4.55%  04/04/06     58,469        58,217,746
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $18,865,522) 4.55%  04/10/06     19,000        18,903,944
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b) (Acquired
  02/21/06; Cost $34,996,512) 4.51%            03/07/06     35,058        35,031,648
------------------------------------------------------------------------------------
  (Acquired 02/16/06; Cost $99,648,444) 4.52%  03/16/06    100,000        99,811,667
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $30,202,230) 4.53%  03/20/06     30,332        30,259,481
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $34,161,228) 4.54%  04/04/06     34,378        34,230,595
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $37,227,774) 4.59%  04/11/06     37,433        37,237,319
====================================================================================
                                                                         439,270,400
====================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED-8.91%

Concord Minutemen Capital Co., LLC(b) Series
  A (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 02/21/06; Cost
  $65,001,725) 4.51%                           03/13/06     65,165        65,067,035
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $103,516,465)
  4.52%                                        03/14/06    103,764       103,594,634
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - FULLY BACKED-(CONTINUED)

Govco, Inc.(b) (Multi CEP's-Citicorp North
  America, Inc; agent) (Acquired 02/08/06;
  Cost $44,853,425) 4.51%                      03/06/06   $ 45,000    $   44,971,813
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $42,745,691) 4.53%  03/29/06     43,000        42,848,497
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $34,782,767) 4.56%  04/04/06     35,000        34,849,267
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.) (Acquired 02/16/06; Cost
  $49,824,222) 4.52%(b)                        03/16/06     50,000        49,905,833
------------------------------------------------------------------------------------
Newport Funding Corp.(b) (CEP-MBIA Insurance
  Corp.) (Acquired 01/06/06; Cost
  $49,658,556) 4.39%                           03/03/06     50,000        49,987,806
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,631,056) 4.58%  04/13/06     50,000        49,726,472
------------------------------------------------------------------------------------
Three Rivers Funding Corp.(b) (CEP-Mellon
  Bank, N.A.) (Acquired 02/01/06; Cost
  $44,110,725) 4.51%                           03/01/06     44,266        44,266,000
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,824,222) 4.52%  03/14/06     50,000        49,918,389
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.) (Acquired 02/23/06; Cost
  $149,377,125) 4.53%(b)                       03/28/06    150,000       149,490,375
====================================================================================
                                                                         734,436,954
====================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE-20.06%

Barton Capital LLC(b) (Acquired 01/10/06;
  Cost $53,373,609) 4.39%                      03/06/06     53,734        53,701,237
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $18,855,283) 4.57%  04/11/06     19,000        18,901,110
------------------------------------------------------------------------------------
Charta LLC(b) (Acquired 01/09/06; Cost
  $198,554,500) 4.41%                          03/09/06    200,000       199,804,000
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $74,580,000) 4.48%  03/06/06     75,000        74,953,333
------------------------------------------------------------------------------------
  (Acquired 01/24/06; Cost $74,541,646) 4.49%  03/14/06     75,000        74,878,396
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-(CONTINUED)

Clipper Receivables Co., LLC 4.51%             03/20/06   $ 50,000    $   49,880,986
------------------------------------------------------------------------------------
  4.52%                                        03/21/06    150,000       149,623,333
------------------------------------------------------------------------------------
CRC Funding LLC(b) (Acquired 01/11/06; Cost
  $99,375,250) 4.41%                           03/03/06    100,000        99,975,500
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $37,757,368) 4.48%  03/06/06     37,970        37,946,374
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $74,736,333) 4.52%  03/23/06     75,000        74,792,833
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $99,396,000) 4.53%  03/20/06    100,000        99,760,917
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $34,784,196) 4.53%  03/21/06     35,000        34,911,917
------------------------------------------------------------------------------------
Fairway Finance Co. LLC(b) (Acquired
  02/23/06; Cost $55,812,097) 4.52%            03/23/06     56,009        55,854,291
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $47,501,472) 4.56%  04/03/06     47,713        47,513,560
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 02/09/06; Cost $51,002,897) 4.51%  03/08/06     51,176        51,131,122
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $99,636,694) 4.51%  03/10/06    100,000        99,887,250
------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC(b)
  (Acquired 01/06/06; Cost $14,897,567) 4.39%  03/03/06     15,000        14,996,342
------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $54,176,056) 4.41%  03/08/06     54,557        54,510,217
------------------------------------------------------------------------------------
  (Acquired 01/09/06; Cost $24,819,313) 4.41%  03/09/06     25,000        24,975,500
------------------------------------------------------------------------------------
  (Acquired 02/17/06; Cost $74,830,500) 4.52%  03/07/06     75,000        74,943,500
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Acquired
  02/09/06; Cost $22,110,993) 4.52%(b)         03/09/06     22,189        22,166,712
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/23/06; Cost $49,836,778) 4.52%(b)         03/21/06     50,000        49,874,445
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Acquired
  02/10/06; Cost $39,859,378) 4.52%(b)         03/10/06     40,000        39,954,800
------------------------------------------------------------------------------------
Yorktown Capital LLC
  4.46%                                        03/06/06     48,674        48,643,849
------------------------------------------------------------------------------------
  4.51%                                        03/23/06     50,000        49,862,195
====================================================================================
                                                                       1,653,254,552
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - SECURITY INVESTMENT
  VEHICLES-7.70%

Grenadier Funding Ltd./Corp. (Acquired
  01/27/06; Cost $99,257,583) 4.53%(b)         03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.(b) (Acquired
  02/21/06; Cost $49,823,444) 4.54%            03/22/06     50,000        49,867,583
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $124,248,709)
  4.54%                                        03/23/06    124,689       124,343,057
------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.(b) Series
  2005-I (Acquired 01/31/06; Cost
  $50,030,369) 4.56%                           03/21/06     50,330        50,202,498
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $89,864,564) 4.61%  04/13/06     90,432        89,934,046
------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/23/06; Cost $27,839,565) 4.53%(b)         03/23/06     27,938        27,860,658
------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp (Acquired 01/27/06;
  Cost $192,198,414) 4.53%(b)                  03/27/06    193,636       193,002,488
====================================================================================
                                                                         634,883,163
====================================================================================

ASSET-BACKED SECURITIES - TRADE RECEIVABLES-3.09%

CAFCO, LLC (Acquired 01/09/06; Cost
  $74,448,750) 4.41%(b)                        03/10/06     75,000        74,917,312
------------------------------------------------------------------------------------
Ciesco, LLC(b)
  (Acquired 01/13/06; Cost $99,412,000) 4.41%  03/02/06    100,000        99,987,750
------------------------------------------------------------------------------------
  (Acquired 01/17/06; Cost $49,692,361) 4.43%  03/08/06     50,000        49,956,931
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $29,771,500) 4.57%  04/11/06     30,000        29,843,858
====================================================================================
                                                                         254,705,851
====================================================================================

CONSUMER FINANCE-6.36%

HSBC Finance Corp. 4.51%                       03/15/06    150,000       149,736,917
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  4.51%                                        03/17/06    100,000        99,799,555
------------------------------------------------------------------------------------
  4.51%                                        03/24/06    150,000       149,567,792
------------------------------------------------------------------------------------
  4.53%                                        03/29/06    125,000       124,559,583
====================================================================================
                                                                         523,663,847
====================================================================================

DIVERSIFIED BANKS-1.21%

Bank of America Corp. 4.58%                    04/13/06    100,000        99,453,542
====================================================================================

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-4.23%

Citigroup Funding Inc.
  4.53%                                        03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
  4.54%                                        03/22/06    150,000       149,602,750
------------------------------------------------------------------------------------
  4.65%                                        04/21/06    100,000        99,341,250
====================================================================================
                                                                         348,616,833
====================================================================================

INDUSTRIAL CONGLOMERATES-4.23%

General Electric Co.
  4.53%                                        03/29/06    200,000       199,295,333
------------------------------------------------------------------------------------
  4.53%                                        03/31/06    150,000       149,433,750
====================================================================================
                                                                         348,729,083
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.42%

Credit Suisse Holdings USA Inc. (Acquired
  02/06/06; Cost $198,508,611) 4.55%(b)(c)     04/06/06    200,000       199,090,000
====================================================================================
    Total Commercial Paper (Cost
      $5,472,220,927)                                                  5,472,220,927
====================================================================================

MASTER NOTE AGREEMENTS-8.62%

Lehman Brothers Inc. (Acquired 12/20/04; Cost
  $335,000,000) 4.68%(b)(d)(e)(f)                   --     335,000       335,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $375,000,000)
  4.70%(b)(d)(e)                               05/16/06    375,000       375,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $710,000,000)                                                      710,000,000
====================================================================================

CERTIFICATE OF DEPOSIT-1.21%

Morgan Stanley Bank
  4.54% (Cost $100,000,000)                    03/24/06    100,000       100,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

Unsec. Disc. Notes, 4.35%(a)(d) (Cost
  $38,497,304)                                 03/01/06   $ 38,497    $   38,497,304
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.71% (Cost $6,320,718,231)                             6,320,718,231
====================================================================================

REPURCHASE AGREEMENTS-23.58%

Fortis Bank N.V./S.A.
  4.58%(g)                                     03/01/06     85,000        85,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 4.58%(h)            03/01/06    238,000       238,000,000
------------------------------------------------------------------------------------
Societe Generale
  4.58%(i)                                     03/01/06    113,000       113,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.54%(j)                                     03/01/06    722,546       722,545,572
------------------------------------------------------------------------------------
  4.58%(k)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC 4.58%(l)         03/01/06    285,000       285,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $1,943,545,572)                                                  1,943,545,572
====================================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $8,264,263,803)(m)(n)                                                8,264,263,803
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                                    (24,029,269)
====================================================================================
NET ASSETS-100.00%                                                    $8,240,234,534
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $4,563,747,259, which represented 55.38% of the Fund's Net Assets. These securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single country was greater than 5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $200,025,444. Collateralized by $206,941,453 U.S. Government obligations, 4.50% to 5.00% due January 01, 2010 to January 01, 2035 with an aggregate value at February 28, 2006 of $204,000,000. The amount to be received upon repurchase by the Fund is $85,010,814.

STIC PRIME PORTFOLIO

(h) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by a $511,781,664 U.S. Government obligation, 4.84% due August 01, 2033 with value at February 28, 2006 of $513,132,768. The amount to be received upon repurchase by the Fund is $238,030,279.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $350,044,528. Collateralized by $382,476,497 U.S. Government obligations, 0 % to 6.00% due October 15, 2006 to December 01, 2035 with an aggregate value at February 28, 2006 of $357,000,001. The amount to be received upon repurchase by the Fund is $113,014,376.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 01, 2006 to February 01, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $722,636,693.
(k) Repurchase agreement entered into February 28, 2006 with maturing value of $500,063,611. Collateralized by $510,525,250 U.S. Government obligations, 4.00% to 11.00% due November 01, 2007 to February 01, 2036 with an aggregate value at February 28, 2006 of $510,001,120.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $400,050,889. Collateralized by $407,032,297 U.S. Government obligations, 3.00% to 10.50% due June 01, 2008 to March 15, 2044 with an aggregate value at February 28, 2006 of $408,000,001. The amount to be received upon repurchase by the Fund is $285,036,258.
(m) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(n)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $6,320,718,231)  $6,320,718,231
------------------------------------------------------------
Repurchase agreements (cost $1,943,545,572)    1,943,545,572
============================================================
    Total investments (cost $8,264,263,803)    8,264,263,803
============================================================
Interest receivable                                2,530,803
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               404,954
------------------------------------------------------------
Other assets                                         375,803
============================================================
    Total assets                               8,267,575,363
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       25,844,816
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 940,873
------------------------------------------------------------
Accrued distribution fees                            335,784
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            15,758
------------------------------------------------------------
Accrued transfer agent fees                           88,403
------------------------------------------------------------
Accrued operating expenses                           115,195
============================================================
    Total liabilities                             27,340,829
============================================================
Net assets applicable to shares outstanding   $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $8,239,459,219
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,915,117,718
____________________________________________________________
============================================================
Private Investment Class                      $  545,147,310
____________________________________________________________
============================================================
Personal Investment Class                     $  168,089,771
____________________________________________________________
============================================================
Cash Management Class                         $1,063,492,233
____________________________________________________________
============================================================
Reserve Class                                 $   60,197,432
____________________________________________________________
============================================================
Resource Class                                $  375,493,918
____________________________________________________________
============================================================
Corporate Class                               $  112,696,152
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,915,664,951
____________________________________________________________
============================================================
Private Investment Class                         545,252,347
____________________________________________________________
============================================================
Personal Investment Class                        168,044,421
____________________________________________________________
============================================================
Cash Management Class                          1,063,558,267
____________________________________________________________
============================================================
Reserve Class                                     60,206,229
____________________________________________________________
============================================================
Resource Class                                   375,466,917
____________________________________________________________
============================================================
Corporate Class                                  112,696,071
____________________________________________________________
============================================================
Net asset value, offering price and
  redemption per share for each class         $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $149,710,774
==========================================================================


EXPENSES:

Advisory fees                                                    5,395,948
--------------------------------------------------------------------------
Administrative services fees                                       360,823
--------------------------------------------------------------------------
Custodian fees                                                     151,582
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,206,030
--------------------------------------------------------------------------
  Personal Investment Class                                        645,520
--------------------------------------------------------------------------
  Cash Management Class                                            501,585
--------------------------------------------------------------------------
  Reserve Class                                                    301,109
--------------------------------------------------------------------------
  Resource Class                                                   345,234
--------------------------------------------------------------------------
  Corporate Class                                                   17,490
--------------------------------------------------------------------------
Transfer agent fees                                                539,617
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           92,125
--------------------------------------------------------------------------
Other                                                              374,832
==========================================================================
     Total expenses                                              9,931,895
==========================================================================
Less: Fees waived                                               (3,451,659)
==========================================================================
     Net expenses                                                6,480,236
==========================================================================
Net investment income                                          143,230,538
==========================================================================
Net increase in net assets resulting from operations          $143,230,538
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2006              2005
==============================================================================================
OPERATIONS:

  Net investment income                                       $ 143,230,538     $  178,072,841
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (101,273,061)      (132,543,246)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (8,989,312)       (10,087,540)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (3,006,197)        (2,686,889)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (19,894,625)       (26,260,251)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (949,541)        (1,179,613)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (6,742,135)        (4,869,787)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (2,375,667)          (445,515)
==============================================================================================
    Decrease in net assets resulting from distributions        (143,230,538)      (178,072,841)
==============================================================================================
Share transactions-net:
  Institutional Class                                         1,347,911,288       (471,754,840)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (11,561,305)       163,089,734
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       5,341,352         50,823,802
----------------------------------------------------------------------------------------------
  Cash Management Class                                         154,438,686        338,989,930
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (6,497,005)       (41,624,169)
----------------------------------------------------------------------------------------------
  Resource Class                                                103,621,745        120,089,040
----------------------------------------------------------------------------------------------
  Corporate Class                                                58,733,990         53,962,081
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                             1,651,988,751        213,575,578
==============================================================================================
    Net increase in net assets                                1,651,988,751        213,575,578
==============================================================================================

NET ASSETS:

  Beginning of period                                         6,588,245,783      6,374,670,205
==============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively)            $8,240,234,534    $6,588,245,783
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

STIC PRIME PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    For the six months ended February 28, 2006, AIM waived fees of $2,588,600.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $360,823.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $539,595.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $723,618, $473,381, $401,268, $261,965, $276,187 and $17,490, respectively, after FMC waived Plan fees of $482,412, $172,139, $100,317, $39,144, $69,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $20,458 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

STIC PRIME PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
Total capital loss carryforward                                    $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO


NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  Changes in Shares Outstanding
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          Year ended
                                                              FEBRUARY 28, 2006 (a)                     August 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   15,333,021,076    $ 15,333,021,076     38,044,055,385    $ 38,044,055,385
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               2,449,504,838       2,449,504,838      3,734,409,091       3,734,409,091
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,056,708,790       1,056,708,790      1,862,479,095       1,862,479,095
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  2,747,279,938       2,747,279,938     11,166,697,981      11,166,697,981
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            345,674,450         345,674,450        966,008,702         966,008,702
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           681,776,343         681,776,343        919,164,686         919,164,686
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       897,879,042         897,879,042        107,506,448         107,506,448
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       15,501,468          15,501,468         12,876,809          12,876,809
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,225,007           5,225,007          3,625,287           3,625,287
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  2,029,749           2,029,749          1,784,833           1,784,833
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      9,446,074           9,446,074          8,835,534           8,835,534
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                838,882             838,882          1,038,031           1,038,031
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,924,556           3,924,556          2,753,464           2,753,464
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,013,094           1,013,094            281,276             281,276
=================================================================================================================================
Reacquired:
  Institutional Class                                  (14,000,611,256)    (14,000,611,256)   (38,528,687,034)    (38,528,687,034)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (2,466,291,150)     (2,466,291,150)    (3,574,944,644)     (3,574,944,644)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,053,397,187)     (1,053,397,187)    (1,813,440,126)     (1,813,440,126)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (2,602,287,326)     (2,602,287,326)   (10,836,543,585)    (10,836,543,585)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (353,010,337)       (353,010,337)    (1,008,670,902)     (1,008,670,902)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (582,079,154)       (582,079,154)      (801,829,110)       (801,829,110)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (840,158,146)       (840,158,146)       (53,825,643)        (53,825,643)
=================================================================================================================================
                                                         1,651,988,751    $  1,651,988,751        213,575,578    $    213,575,578
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 30% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

STIC PRIME PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                       CORPORATE CLASS
                                                              ---------------------------------
                                                                                 MARCH 31, 2005
                                                               SIX MONTHS         (DATE SALES
                                                                 ENDED           COMMENCED) TO
                                                              FEBRUARY 28,         AUGUST 31,
                                                                  2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $   1.00            $  1.00
-----------------------------------------------------------------------------------------------
Net investment income                                               0.02               0.01
===============================================================================================
Less dividends from net investment income                          (0.02)             (0.01)
===============================================================================================
Net asset value, end of period                                  $   1.00            $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                     2.00%              1.29%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $112,696            $53,962
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.15%(b)           0.15%
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.22%(b)           0.22%
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to average net assets                4.01%(b)           2.45%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $117,563,342.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-34.80%

U.S. TREASURY BILLS-31.36%(A)

3.71%                                          03/16/06   $100,000    $   99,845,333
------------------------------------------------------------------------------------
3.76%                                          03/30/06    100,000        99,697,514
------------------------------------------------------------------------------------
3.87%                                          04/06/06    100,000        99,613,000
------------------------------------------------------------------------------------
3.88%                                          04/06/06     50,000        49,806,250
------------------------------------------------------------------------------------
4.01%                                          04/20/06    100,000        99,443,403
------------------------------------------------------------------------------------
4.32%                                          04/27/06    100,000        99,315,209
------------------------------------------------------------------------------------
4.22%                                          05/04/06    100,000        99,249,778
------------------------------------------------------------------------------------
4.34%                                          05/11/06    100,000        99,143,858
------------------------------------------------------------------------------------
4.38%                                          05/18/06    150,000       148,576,500
------------------------------------------------------------------------------------
4.15%                                          06/01/06    100,000        98,938,550
------------------------------------------------------------------------------------
4.14%                                          06/15/06    100,000        98,780,411
------------------------------------------------------------------------------------
4.15%                                          06/15/06    100,000        98,779,528
------------------------------------------------------------------------------------
4.18%                                          06/15/06    100,000        98,769,222
------------------------------------------------------------------------------------
4.22%                                          06/22/06    100,000        98,675,389
------------------------------------------------------------------------------------
4.25%                                          07/13/06    100,000        98,419,079
------------------------------------------------------------------------------------
4.37%                                          07/27/06    100,000        98,202,211
====================================================================================
                                                                       1,585,255,235
====================================================================================

U.S. TREASURY NOTE-2.46%

2.75%                                          07/31/06    125,000       124,454,227
====================================================================================

U.S. TREASURY STRIPS-0.98%(A)

4.44%                                          05/15/06     50,000        49,550,646
====================================================================================
  Total U.S. Treasury Securities (Cost
  $1,759,260,108)                                                      1,759,260,108
====================================================================================
  Total Investments (excluding Repurchase
  Agreements) (Cost $1,759,260,108)                                    1,759,260,108
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


REPURCHASE AGREEMENT-65.53%

ABN AMRO Bank N.V.
  4.52%(b)                                     03/01/06   $225,000    $  225,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(c)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(d)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
  4.52%(e)                                     03/01/06    163,091       163,090,720
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  4.52%(f)                                          --     250,000       250,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(g)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  4.52%(h)                                     03/01/06    100,000       100,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.52%(i)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.52%(j)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(k)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  4.52%(l)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(m)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(n)                                     03/01/06    225,000       225,000,000
====================================================================================
  Total Repurchase Agreement (Cost
  $3,313,090,720)                                                      3,313,090,720
====================================================================================
TOTAL INVESTMENTS-100.33% (Cost
  $5,072,350,828)                                                      5,072,350,828
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.33)%                                    (16,609,856)
====================================================================================
NET ASSETS-100.00%                                                    $5,055,740,972
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

TREASURY PORTFOLIO

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $225,028,250.
(c) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2028 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $225,028,250.
(d) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $225,028,250.
(e) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $163,111,197.
(f) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $234,545,000 U.S. Treasury obligations, 0% to 14.00% due March 31, 2006 to April 15, 2029 with an aggregate value at February 28, 2006 of $257,774,073.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $225,028,250.
(h) Repurchase agreement entered into February 28, 2006 with a maturing value of $100,012,556. Collateralized by a $107,543,000 U.S. Treasury obligation, 3.63% due May 15, 2013 with a value at February 28, 2006 of $102,002,866.
(i) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $914,621,500 U.S. Treasury obligations, 0% due November 15, 2009 to May 15, 2028 with an aggregate value at February 28, 2006 of $510,002,307.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $225,028,250.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $225,028,250.
(l) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $771,305,813 U.S. Treasury obligations, 0% due February 15, 2012 to February 15, 2019 with an aggregate value at February 28, 2006 of $510,002,428.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $225,028,250.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by a $155,430,000 U.S. Treasury obligation, 3.88% due April 15, 2029 with a value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $225,028,250.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,759,260,108)  $1,759,260,108
------------------------------------------------------------
Repurchase agreements (cost $3,313,090,720)    3,313,090,720
============================================================
    Total investments (cost $5,072,350,828)    5,072,350,828
============================================================
Interest receivable                                  691,357
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               276,295
------------------------------------------------------------
Other assets                                         113,751
============================================================
    Total assets                               5,073,432,231
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       16,341,852
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 680,179
------------------------------------------------------------
Accrued distribution fees                            500,661
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,019
------------------------------------------------------------
Accrued transfer agent fees                           66,072
------------------------------------------------------------
Accrued operating expenses                            90,476
============================================================
    Total liabilities                             17,691,259
____________________________________________________________
============================================================
Net assets applicable to shares outstanding   $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,055,413,461
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               19,793
============================================================
                                              $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,644,146,439
____________________________________________________________
============================================================
Private Investment Class                      $  709,585,950
____________________________________________________________
============================================================
Personal Investment Class                     $  268,311,499
____________________________________________________________
============================================================
Cash Management Class                         $2,005,881,874
____________________________________________________________
============================================================
Reserve Class                                 $   83,449,960
____________________________________________________________
============================================================
Resource Class                                $  343,270,707
____________________________________________________________
============================================================
Corporate Class                               $    1,094,543
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,643,939,186
____________________________________________________________
============================================================
Private Investment Class                         709,622,455
____________________________________________________________
============================================================
Personal Investment Class                        268,287,254
____________________________________________________________
============================================================
Cash Management Class                          2,005,752,156
____________________________________________________________
============================================================
Reserve Class                                     83,438,742
____________________________________________________________
============================================================
Resource Class                                   343,268,683
____________________________________________________________
============================================================
Corporate Class                                    1,094,541
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $103,100,962
==========================================================================

EXPENSES:

Advisory fees                                                    3,925,084
--------------------------------------------------------------------------
Administrative services fees                                       331,406
--------------------------------------------------------------------------
Custodian fees                                                     123,091
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,862,484
--------------------------------------------------------------------------
  Personal Investment Class                                        978,935
--------------------------------------------------------------------------
  Cash Management Class                                            965,406
--------------------------------------------------------------------------
  Reserve Class                                                    456,731
--------------------------------------------------------------------------
  Resource Class                                                   300,236
--------------------------------------------------------------------------
  Corporate Class                                                      157
--------------------------------------------------------------------------
Transfer agent fees                                                403,781
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           75,389
--------------------------------------------------------------------------
Other                                                              327,483
==========================================================================
    Total expenses                                               9,750,183
==========================================================================
Less: Fees waived and expenses reimbursed                       (3,358,544)
==========================================================================
    Net expenses                                                 6,391,639
==========================================================================
Net investment income                                           96,709,323
==========================================================================
Net realized gain from Investment securities                        19,793
==========================================================================
Net increase in net assets resulting from operations          $ 96,729,116
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $  96,709,323     $  115,795,935
----------------------------------------------------------------------------------------------
Net realized gain on investment securities                           19,793             31,521
==============================================================================================
    Net increase in net assets resulting from operations         96,729,116        115,827,456
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (36,480,766)       (52,142,881)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (13,102,103)       (16,250,959)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (4,286,574)        (4,948,434)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (35,923,545)       (33,930,310)
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (1,359,130)        (1,110,520)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (5,537,163)        (7,410,332)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (20,042)            (2,499)
==============================================================================================
    Total distributions from net investment income              (96,709,323)      (115,795,935)
==============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --           (122,918)
----------------------------------------------------------------------------------------------
  Private Investment Class                                               --            (42,124)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                              --            (15,521)
----------------------------------------------------------------------------------------------
  Cash Management Class                                                  --            (61,119)
----------------------------------------------------------------------------------------------
  Reserve Class                                                          --             (9,854)
----------------------------------------------------------------------------------------------
  Resource Class                                                         --            (17,160)
==============================================================================================
    Total distributions from net realized gains                          --           (268,696)
==============================================================================================
    Decrease in net assets resulting from distributions                  --       (116,064,631)
==============================================================================================
Share transactions-net:
  Institutional Class                                          (457,002,648)      (463,265,791)
----------------------------------------------------------------------------------------------
  Private Investment Class                                     (519,666,317)       420,439,840
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (5,150,623)       (30,746,235)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         225,193,945        553,903,903
----------------------------------------------------------------------------------------------
  Reserve Class                                                   6,247,548         (2,763,604)
----------------------------------------------------------------------------------------------
  Resource Class                                                 42,093,327        (36,607,043)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   225,233            869,308
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (708,059,535)       441,830,378
==============================================================================================
    Net increase (decrease) in net assets                      (708,039,742)       441,593,203
==============================================================================================

NET ASSETS:

  Beginning of period                                         5,763,780,714      5,322,187,511
==============================================================================================
  End of period (including undistributed net investment
    income of $307,718 and $307,718, respectively)            $5,055,740,972    $5,763,780,714
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

TREASURY PORTFOLIO

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $2,039,998.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $331,406.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $403,932.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,117,490, $717,886, $772,325, $397,356, $240,189 and $157, respectively, after FMC waived Plan fees of $744,994, $261,049, $193,081, $59,375, $60,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $15,612 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the

TREASURY PORTFOLIO

borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2005.

TREASURY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED
                                                                   FEBRUARY 28,                           YEAR ENDED
                                                                      2006(A)                           AUGUST 31, 2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     5,446,020,737    $ 5,446,020,737     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                4,202,412,465      4,202,412,465      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                     1,377,022,749      1,377,022,749      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                             8,202,266,783      8,202,266,783     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             357,313,583        357,313,583        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,281,561,416      1,281,561,416      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          5,206,904          5,206,904          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         9,426,162          9,426,162         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    2,111,383          2,111,383          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   3,148,030          3,148,030          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       5,344,027          5,344,027          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               1,192,609          1,192,609            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              3,230,833          3,230,833          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             18,329             18,329                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                    (5,912,449,547)    (5,912,449,547)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (4,724,190,165)    (4,724,190,165)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,385,321,402)    (1,385,321,402)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,982,416,865)    (7,982,416,865)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (352,258,644)      (352,258,644)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,242,698,922)    (1,242,698,922)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         (5,000,000)        (5,000,000)          (900,000)           (900,000)
=================================================================================================================================
                                                           (708,059,535)   $  (708,059,535)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and owns 29% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

TREASURY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                       CORPORATE CLASS
                                                              ---------------------------------
                                                                                 AUGUST 1, 2005
                                                               SIX MONTHS         (DATE SALES
                                                                 ENDED           COMMENCED) TO
                                                              FEBRUARY 28,         AUGUST 31,
                                                                  2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 1.00             $  1.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.02               0.003
-----------------------------------------------------------------------------------------------
  Net realized gains on securities                                 0.00               0.000
===============================================================================================
    Total from investment operations                               0.02               0.003
===============================================================================================
Less dividends from net investment income                         (0.02)             (0.003)
===============================================================================================
Net asset value, end of period                                   $ 1.00             $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                    1.90%               0.28%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $1,095             $   869
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.15%(b)            0.15%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.23%(b)            0.23%(c)
===============================================================================================
Ratio of net investment income to average net assets               3.79%(b)            2.30%(c)
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,057,341.
(c)  Annualized.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-33.77%

FEDERAL FARM CREDIT BANK-3.56%

Floating Rate Bonds,
  4.43%(a)                                08/01/07    $ 90,000    $   89,975,239
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-5.52%

Unsec. Bonds,
  5.38%                                   05/15/06      30,000        30,072,805
--------------------------------------------------------------------------------
  6.09%                                   06/02/06      10,980        11,033,508
--------------------------------------------------------------------------------
Unsec. Disc. Notes,
  4.44%(b)                                06/07/06      49,500        48,902,384
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,816,909
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,929,000
================================================================================
                                                                     139,754,606
================================================================================
FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)-16.19%

Series M006, Class A, Taxable
  Multifamily VRD Ctfs.,
  4.57%(c)(d)                             10/15/45      11,965        11,964,587
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.79%                                   03/14/06      50,000        49,931,623
--------------------------------------------------------------------------------
  4.05%                                   04/04/06      50,000        49,808,750
--------------------------------------------------------------------------------
  4.10%                                   04/04/06      25,000        24,903,194
--------------------------------------------------------------------------------
  4.21%                                   04/25/06      30,000        29,807,042
--------------------------------------------------------------------------------
  4.42%                                   06/05/06      50,000        49,411,000
--------------------------------------------------------------------------------
  4.52%                                   07/18/06      50,000        49,127,389
--------------------------------------------------------------------------------
  3.88%                                   07/25/06       6,272         6,173,306
--------------------------------------------------------------------------------
  4.37%                                   08/04/06      20,000        19,621,267
--------------------------------------------------------------------------------
  4.63%                                   08/08/06      37,381        36,611,782
--------------------------------------------------------------------------------
  4.38%                                   08/15/06      30,000        29,391,146
--------------------------------------------------------------------------------
  4.58%                                   10/23/06      30,000        29,099,267
--------------------------------------------------------------------------------
  4.73%                                   12/29/06      25,000        24,004,519
================================================================================
                                                                     409,854,872
================================================================================

FEDERAL NATIONAL
  MORTGAGE ASSOCIATION
  (FNMA)-8.16%

Unsec. Floating Rate Notes,
  4.54%(e)                                05/09/06      50,000        49,998,125
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  4.07%                                   04/05/06      17,600        17,530,443
--------------------------------------------------------------------------------
  4.40%                                   05/24/06      50,000        49,486,666
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.86%                                   07/28/06      10,000         9,840,032
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  3.88%                                   07/28/06    $ 11,801    $   11,611,489
--------------------------------------------------------------------------------
  4.47%                                   09/01/06      20,000        19,543,067
--------------------------------------------------------------------------------
  4.54%                                   10/27/06      50,000        48,486,667
================================================================================
                                                                     206,496,489
================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.34%

Gtd. Floating Rate Notes,
  4.57%(c)(d)                             11/21/07       8,600         8,600,000
================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-33.77% (Cost $854,681,206)                             854,681,206
================================================================================

REPURCHASE AGREEMENTS-66.50%

Bank of Nova Scotia (The)
  4.56%(f)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  4.56%(g)                                03/01/06     187,884       187,883,914
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc
  4.56%(h)                                      --     250,000       250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.56%(i)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.56%(j)                                03/01/06     495,000       495,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(k)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.56%(l)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(m)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.56%(n)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.56%(o)                                03/01/06      50,000        50,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  4.56%(p)                                03/01/06     100,000       100,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,682,883,914)                                              1,682,883,914
================================================================================
TOTAL INVESTMENTS-100.27% (Cost
  $2,537,565,120)(q)                                               2,537,565,120
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                 (6,740,834)
================================================================================
NET ASSETS-100.00%                                                $2,530,824,286
________________________________________________________________________________
================================================================================

GOVERNMENT & AGENCY PORTFOLIO

Investment Abbreviations:

Ctfs    - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(b) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(d) Demand security; Payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $100,012,667.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $187,907,712.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,056,000 U.S. Government obligations, 0% to 7.25% due August 9, 2006 to May 1, 2030 with an aggregate value at February 28, 2006 of $255,660,278.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $100,012,667.
(j) Joint repurchase agreement entered into February, 2006 with an aggregate maturing value of $500,063,333. Collateralized by $466,423,000 U.S. Government obligations, 0% to 7.25% due July 15, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $510,000,688. The amount to be received upon repurchase by the Fund is $495,062,700.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $100,012,667.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $100,012,667.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $100,012,667.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $100,012,667.
(o) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $50,006,333.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $100,012,667.
(q) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $854,681,206)    $  854,681,206
------------------------------------------------------------
Repurchase agreements (cost $1,682,883,914)    1,682,883,914
============================================================
     Total investments (cost $2,537,565,120)   2,537,565,120
============================================================
Receivables for:
  Interest                                         1,697,835
------------------------------------------------------------
  Fund expenses absorbed                              11,187
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                96,557
------------------------------------------------------------
Other assets                                          51,253
============================================================
     Total assets                              2,539,421,952
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Dividends                                        8,057,149
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                224,116
------------------------------------------------------------
Accrued distribution fees                            205,957
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,605
------------------------------------------------------------
Accrued transfer agent fees                           28,567
------------------------------------------------------------
Accrued operating expenses                            75,272
============================================================
     Total liabilities                             8,597,666
============================================================
Net assets applicable to shares outstanding   $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,530,622,728
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (42,225)
============================================================
                                              $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $1,210,204,139
____________________________________________________________
============================================================
Private Investment Class                      $  538,324,604
____________________________________________________________
============================================================
Personal Investment Class                     $   27,271,346
____________________________________________________________
============================================================
Cash Management Class                         $  453,811,289
____________________________________________________________
============================================================
Reserve Class                                 $   14,408,248
____________________________________________________________
============================================================
Resource Class                                $  244,490,293
____________________________________________________________
============================================================
Corporate Class                               $   42,314,367
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,210,122,316
____________________________________________________________
============================================================
Private Investment Class                         538,295,245
____________________________________________________________
============================================================
Personal Investment Class                         27,269,184
____________________________________________________________
============================================================
Cash Management Class                            453,781,222
____________________________________________________________
============================================================
Reserve Class                                     14,407,516
____________________________________________________________
============================================================
Resource Class                                   244,470,226
____________________________________________________________
============================================================
Corporate Class                                   42,312,251
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $50,222,867
=========================================================================

EXPENSES:

Advisory fees                                                   1,235,938
-------------------------------------------------------------------------
Administrative services fees                                      264,809
-------------------------------------------------------------------------
Custodian fees                                                     55,342
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,603,474
-------------------------------------------------------------------------
  Personal Investment Class                                       131,853
-------------------------------------------------------------------------
  Cash Management Class                                           253,697
-------------------------------------------------------------------------
  Reserve Class                                                    60,203
-------------------------------------------------------------------------
  Resource Class                                                  257,269
-------------------------------------------------------------------------
  Corporate Class                                                   9,917
-------------------------------------------------------------------------
Transfer agent fees                                               184,309
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          39,534
-------------------------------------------------------------------------
Other                                                             217,374
=========================================================================
    Total expenses                                              4,313,719
=========================================================================
Less: Fees waived                                              (1,298,964)
=========================================================================
    Net expenses                                                3,014,755
=========================================================================
Net investment income                                          47,208,112
=========================================================================
Net realized gain from Investment securities                       80,046
=========================================================================
Net increase in net assets resulting from operations          $47,288,158
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  47,208,112     $   55,764,937
----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                  80,046            (37,066)
==============================================================================================
    Net increase in net assets resulting from operations         47,288,158         55,727,871
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (18,862,510)       (22,319,218)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (11,589,887)       (13,383,231)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (590,635)          (698,157)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (9,747,613)       (14,529,788)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (192,665)           (67,283)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (4,929,143)        (4,673,075)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (1,295,659)           (94,185)
==============================================================================================
    Decrease in net assets resulting from distributions         (47,208,112)       (55,764,937)
==============================================================================================
Share transactions-net:
  Institutional Class                                           210,641,982       (272,301,911)
----------------------------------------------------------------------------------------------
  Private Investment Class                                     (212,521,335)       265,863,759
----------------------------------------------------------------------------------------------
  Personal Investment Class                                     (10,754,177)         8,877,849
----------------------------------------------------------------------------------------------
  Cash Management Class                                        (199,588,913)      (351,630,856)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   9,767,608          1,801,483
----------------------------------------------------------------------------------------------
  Resource Class                                                 13,748,628       (156,429,026)
----------------------------------------------------------------------------------------------
  Corporate Class                                               (19,695,820)        62,008,071
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (208,402,027)      (441,810,631)
==============================================================================================
    Net increase (decrease) in net assets                      (208,321,981)      (441,847,697)
==============================================================================================

NET ASSETS:

  Beginning of period                                         2,739,146,267      3,180,993,964
==============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,530,824,286    $2,739,146,267
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT & AGENCY PORTFOLIO

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $512,394.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $264,809.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $185,391.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $962,084, $96,692, $202,958, $52,377, $205,815 and $9,917, respectively, after FMC waived Plan fees of $641,390, $35,161, $50,739, $7,826, $51,454 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $8,387 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                   $ 74,152
-----------------------------------------------------------------------------
August 31, 2013                                                     48,119
=============================================================================
Total capital loss carryforward                                   $122,271
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                   FEBRUARY 28,                           AUGUST 31,
                                                                     2006 (A)                                2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,453,633,067    $ 7,453,633,067     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,784,784,039      1,784,784,039      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 244,206,635        244,206,635        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,090,351,296      2,090,351,296      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              89,568,124         89,568,124         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,124,857,126      1,124,857,126      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        243,579,152        243,579,152        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         8,793,303          8,793,303          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    5,153,758          5,153,758          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      39,829             39,829             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       8,639,311          8,639,311         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 167,646            167,646             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              2,194,353          2,194,353          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          1,059,582          1,059,582              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,251,784,388)    (7,251,784,388)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (2,002,459,132)    (2,002,459,132)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (255,000,641)      (255,000,641)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,298,579,520)    (2,298,579,520)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (79,968,162)       (79,968,162)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,113,302,851)    (1,113,302,851)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (264,334,554)      (264,334,554)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           (208,402,027)   $  (208,402,027)      (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.

(b)  Corporate Class shares commenced sales on June 30, 2005.

GOVERNMENT & AGENCY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                      CORPORATE CLASS
                                                              --------------------------------
                                                                                 JUNE 30, 2005
                                                               SIX MONTHS         (DATE SALES
                                                                 ENDED            COMMENCED)
                                                              FEBRUARY 28,       TO AUGUST 31,
                                                                  2006               2005
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  1.00             $  1.00
==============================================================================================
Income from investment operations:
  Net investment income                                            0.02                0.01
----------------------------------------------------------------------------------------------
  Net realized gain (losses) on securities                         0.00               (0.00)
==============================================================================================
    Total from investment operations                               0.02                0.01
==============================================================================================
Less dividends from net investment income                         (0.02)              (0.01)
==============================================================================================
Net asset value, end of period                                  $  1.00             $  1.00
______________________________________________________________________________________________
==============================================================================================
Total return(a)                                                    1.96%               1.50%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $42,314             $62,008
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.15%(b)            0.15%(c)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.19%(b)            0.20%(c)
==============================================================================================
Ratio of net investment income to average net assets               3.91%(b)            2.39%(c)
______________________________________________________________________________________________
==============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $66,659,622.
(c)  Annualized.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)        VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--100.31%

FEDERAL FARM CREDIT BANK--13.06%

Disc. Notes(a)
  4.29%                                        03/24/06    $10,000    $  9,972,591
----------------------------------------------------------------------------------
Floating Rate Bonds(b)
  4.43%                                        08/01/07      9,000       8,997,524
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(b)
  4.47%                                        03/01/07      4,050       4,050,475
==================================================================================
                                                                        23,020,590
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)--87.25%

Unsec. Disc. Notes(a)
  4.35%(c)                                     03/01/06     85,103      85,102,696
----------------------------------------------------------------------------------
  4.43%                                        04/05/06      8,000       7,965,505
----------------------------------------------------------------------------------
  4.37%                                        04/12/06     10,000       9,949,017
----------------------------------------------------------------------------------
  4.36%                                        05/24/06      8,000       7,918,651
----------------------------------------------------------------------------------
  4.41%                                        06/07/06     10,000       9,879,814
----------------------------------------------------------------------------------
  3.95%                                        07/17/06      2,768       2,726,088
----------------------------------------------------------------------------------
  4.50%                                        07/21/06      5,000       4,911,211
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,000,569
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(b)
  4.46%                                        08/21/06     17,385      17,384,398
----------------------------------------------------------------------------------
Unsec. Global Bonds
  3.25%                                        07/21/06      3,000       2,991,480
==================================================================================
                                                                       153,829,429
==================================================================================
TOTAL INVESTMENTS-100.31% (Cost
  $176,850,019)(d)                                                     176,850,019
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.31)%                                     (540,727)
==================================================================================
NET ASSETS-100.00%                                                    $176,309,292
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $176,850,019)      $176,850,019
-----------------------------------------------------------
Cash                                                 19,569
-----------------------------------------------------------
Interest receivable                                  72,809
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               56,210
-----------------------------------------------------------
Other assets                                         19,931
===========================================================
    Total assets                                177,018,538
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         545,977
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 75,844
-----------------------------------------------------------
Accrued distribution fees                            15,144
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,728
-----------------------------------------------------------
Accrued transfer agent fees                           2,387
-----------------------------------------------------------
Accrued operating expenses                           67,166
===========================================================
    Total liabilities                               709,246
===========================================================
Net assets applicable to shares outstanding    $176,309,292
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $176,305,198
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 564
===========================================================
                                               $176,309,292
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 75,049,095
___________________________________________________________
===========================================================
Private Investment Class                       $ 41,933,627
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,290,336
___________________________________________________________
===========================================================
Cash Management Class                          $ 42,951,264
___________________________________________________________
===========================================================
Reserve Class                                  $    177,803
___________________________________________________________
===========================================================
Resource Class                                 $  9,637,727
___________________________________________________________
===========================================================
Corporate Class                                $    269,440
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              75,021,442
___________________________________________________________
===========================================================
Private Investment Class                         41,958,819
___________________________________________________________
===========================================================
Personal Investment Class                         6,292,372
___________________________________________________________
===========================================================
Cash Management Class                            42,949,162
___________________________________________________________
===========================================================
Reserve Class                                       177,803
___________________________________________________________
===========================================================
Resource Class                                    9,639,546
___________________________________________________________
===========================================================
Corporate Class                                     269,440
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $3,843,870
========================================================================


EXPENSES:

Advisory fees                                                    193,706
------------------------------------------------------------------------
Administrative services fees                                      24,794
------------------------------------------------------------------------
Custodian fees                                                     3,871
------------------------------------------------------------------------
Distribution fees:

  Private Investment Class                                       127,305
------------------------------------------------------------------------
  Personal Investment Class                                       24,375
------------------------------------------------------------------------
  Cash Management Class                                           15,689
------------------------------------------------------------------------
  Reserve Class                                                        9
------------------------------------------------------------------------
  Resource Class                                                   7,524
------------------------------------------------------------------------
  Corporate Class                                                      1
------------------------------------------------------------------------
Transfer agent fees                                               15,477
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         11,471
------------------------------------------------------------------------
Registration and filing fees                                      36,796
------------------------------------------------------------------------
Printing and postage                                              31,962
------------------------------------------------------------------------
Professional services fees                                        28,787
------------------------------------------------------------------------
Other                                                             30,109
========================================================================
     Total expenses                                              551,876
========================================================================
Less: Fees waived and expenses reimbursed                       (333,755)
========================================================================
     Net expenses                                                218,121
========================================================================
Net investment income                                          3,625,749
========================================================================
Net realized gain from investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $3,625,948
________________________________________________________________________
========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2006            2005
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 3,625,749     $   3,500,939
-------------------------------------------------------------------------------------------
  Net realized gain on investment securities                          199               365
===========================================================================================
    Net increase in net assets resulting from operations        3,625,948         3,501,304
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (1,869,806)       (1,311,658)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (913,112)       (1,414,678)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                      (107,967)         (116,255)
-------------------------------------------------------------------------------------------
  Cash Management Class                                          (594,355)         (376,931)
-------------------------------------------------------------------------------------------
  Reserve Class                                                       (30)               (6)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (140,287)         (281,411)
-------------------------------------------------------------------------------------------
  Corporate Class                                                    (192)               --
===========================================================================================
  Decrease in net assets resulting from distributions          (3,625,749)       (3,500,939)
===========================================================================================
Share transactions-net:
  Institutional Class                                          (7,795,711)       26,652,677
-------------------------------------------------------------------------------------------
  Private Investment Class                                    (27,343,452)     (207,122,742)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       683,029          (479,457)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         8,296,954        29,580,995
-------------------------------------------------------------------------------------------
  Reserve Class                                                   177,803                (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                2,732,026        (3,650,876)
-------------------------------------------------------------------------------------------
  Corporate Class                                                 269,440                --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (22,979,911)     (155,019,404)
===========================================================================================
    Net increase (decrease) in net assets                     (22,979,712)     (155,019,039)
===========================================================================================

NET ASSETS:

  Beginning of period                                         199,289,004       354,308,043
===========================================================================================
  End of period (including undistributed net investment
    income of $3,530 and $3,530, respectively)                $176,309,292    $ 199,289,004
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $258,959.

  The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $24,794.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $15,477.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $63,653, $17,875, $12,551, $8, $6,019 and $1, respectively, after FMC waived Plan fees of $63,652, $6,500, $3,138, $1, $1,505 and $0, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2006, the Fund paid legal fees of $2,782 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED                      YEAR ENDED
                                                                        FEBRUARY 28,                        AUGUST 31,
                                                                           2006(A)                             2005
                                                              ---------------------------------    -----------------------------
                                                                  SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,199,580,507    $ 1,199,580,507     636,405,085    $ 636,405,085
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       160,858,015        160,858,015     395,039,783      395,039,783
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       21,792,395         21,792,395      29,626,154       29,626,154
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          104,261,559        104,261,559     100,732,765      100,732,765
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                      177,796            177,796          46,969           46,969
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   4,727,794          4,727,794      72,172,246       72,172,246
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 269,440            269,440              --               --
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              1,109,418          1,109,418         352,603          352,603
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           293,929            293,929         403,335          403,335
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            3,291              3,291           3,349            3,349
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                              586,513            586,513         258,777          258,777
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                            7                  7              --               --
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     131,349            131,349         266,396          266,396
================================================================================================================================
Reacquired:
  Institutional Class                                         (1,208,485,636)    (1,208,485,636)   (610,105,011)    (610,105,011)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (188,495,396)      (188,495,396)   (602,565,860)    (602,565,860)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,112,657)       (21,112,657)    (30,108,960)     (30,108,960)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          (96,551,118)       (96,551,118)    (71,410,547)     (71,410,547)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           --                 --         (46,970)         (46,970)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  (2,127,117)        (2,127,117)    (76,089,518)     (76,089,518)
================================================================================================================================
                                                                 (22,979,911)   $   (22,979,911)   (155,019,404)   $(155,019,404)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                              CORPORATE CLASS
                                                              ---------------
                                                              FEBRUARY 23,
                                                                 2006
                                                              (DATE SALES
                                                              COMMENCED) TO
                                                              FEBRUARY 28,
                                                                 2006
-----------------------------------------------------------------------------
Net asset value, beginning of period                              $  1.00
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.001
-----------------------------------------------------------------------------
  Net gains on securities                                           0.000
=============================================================================
    Total from investment operation                                 0.001
=============================================================================
Less distributions from net investment income                      (0.001)
=============================================================================
Net asset value, end of period                                    $  1.00
_____________________________________________________________________________
=============================================================================
Total return(a)                                                      0.07%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $   269
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.15%(b)
-----------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.19%(b)
_____________________________________________________________________________
=============================================================================
Ratio of net investment income to average net assets                 3.82%(b)
_____________________________________________________________________________
=============================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $269,441.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

    If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

    On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

- that the defendants permitted improper market timing and related activity in the AIM Funds;

- that certain AIM Funds inadequately employed fair value pricing;

- that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

- that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action

SHORT-TERM INVESTMENTS TRUST

Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also:
(i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Todd L. Spillane                              Suite 100
Carl Frischling                   Chief Compliance Officer                      Houston, TX 77046-1173
Robert H. Graham
Vice Chair                        Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   John M. Zerr                                  Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Raymond Stickel, Jr.              Legal Officer                                 CUSTODIAN
Mark H. Williamson                                                              The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              STIT-SAR-2        Fund Management Company

                                                             INSTITUTIONAL CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                                FEBRUARY 28,2006
                                                               SEMIANNUAL REPORT


 SEMI                             [COVER IMAGE]
ANNUAL


==========================================================
INSIDE THIS REPORT

Letter to Shareholders................................  1

Fund Data.............................................  2

Fund Objectives and Strategies........................  2

Letter from Independent
Chairman of Board of Trustees.........................  4

Calculating Your Ongoing Fund Expenses................  5

Approval of Investment Advisory Agreements and
Summary of Independent Written Fee Evaluation.........  6

Financial Pages:
   Liquid Assets Portfolio............................ 10
   STIC Prime Portfolio............................... 30
   Treasury Portfolio................................. 42
   Government & Agency Portfolio...................... 52
   Government TaxAdvantage Portfolio.................. 62
==========================================================







[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST


                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of
    [GRAHAM         the Institutional Class of Short-Term Investments Trust,
     PHOTO]         part of AIM Cash Management, covering the six-month
                    reporting period ended February 28, 2006. Thank you for
                    investing with us.
 ROBERT H. GRAHAM
                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, each fund continued to provide competitive
  [WILLIAMSON       returns. Each fund continued to maintain a relatively short
     PHOTO]         maturity structure to take advantage of any sudden rise in market yields.

MARK H. WILLIAMSON     Each fund also continued to hold the highest credit
                    quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of each fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand over the reporting period, albeit somewhat unevenly. The fourth quarter of 2005 marked the end of remarkably stable growth in gross domestic product (GDP), the broadest measure of U.S. economic activity. For eight consecutive quarters, GDP had risen at annualized rates of between 3.3% and 4.3%. A spike in energy prices before and after several severe hurricanes hit the U.S. Gulf Coast stifled consumer spending, widened the trade gap and hurt retail sales. These, in turn, led to anemic GDP growth the fourth quarter. However, in January, retail sales rose by 2.9% and the jobless rate fell to 4.7%, which was the lowest reading since July 2001.

   The economy regained momentum at the beginning of the first quarter of 2006. From the end of 2003 to the close of the reporting period, the Federal Reserve Board (the Fed) raised the federal funds rate by 25 basis points (0.25%) 14 times, to 4.50%. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   Interest rates of short-term Treasuries have been volatile as the Fed has raised interest rates. At the close of the reporting period, the Treasury yield curve remained relatively flat, with the difference in yields between three-month Treasury securities and the 30-year Treasury bond less than 50 basis points (0.50%).

IN CONCLUSION

We are pleased to send you this report on your investment. AIM Investments--Registered Trademark-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,


/s/ ROBERT H. GRAHAM                                           /s/ MARK H. WILLIAMSON

Robert H. Graham                                               Mark H. Williamson
Vice Chair & President, Short-Term Investments Trust           President, A I M Advisors, Inc.

April 12, 2006


The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                                                    SHORT-TERM INVESTMENTS TRUST


====================================================================================================================================
FUND DATA

DATA AS OF 2/28/06

FUND                                       YIELDS               WEIGHTED AVERAGE MATURITY
                                     7-DAY        MONTHLY      RANGE DURING            AT
                                   SEC YIELD       YIELD    REPORTING PERIOD       PERIOD END           NET ASSETS

Liquid Assets                        4.46%        4.44%        21--39 days           32 days         $15.2 billion

STIC Prime                           4.49         4.45         10--22 days           15 days           5.9 billion

Treasury                             4.31         4.29         22--39 days           30 days           1.6 billion

Government & Agency                  4.41         4.37         20--40 days           33 days           1.2 billion

Government TaxAdvantage              4.36         4.34         13--45 days           31 days          75.0 million


Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower

====================================================================================================================================


====================================================================================================================================
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                          GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level         Government & Agency Portfolio seeks to maximize current
of current income as is consistent with the preservation         income consistent with the preservation of capital and the
of capital and liquidity.                                        maintenance of liquidity.

   The Fund invests primarily in short-term money market            The Fund invests in direct obligations of the U.S.
instruments that blend top-tier, high quality U.S. dollar-       Treasury and other securities issued or guaranteed as to
denominated obligations, which include commercial paper,         payment of principal and interest by the U.S. government
certificates of deposit, master and promissory notes,            or by its agencies or instrumentalities, as well as
municipal securities and repurchase agreements.                  repurchase agreements secured by such obligations.
                                                                 Securities purchased by the Fund will have maturities of
STIC PRIME PORTFOLIO                                             397 days or less.

STIC Prime Portfolio seeks to maximize current income            GOVERNMENT TAXADVANTAGE PORTFOLIO
consistent with the preservation of capital and the
maintenance of liquidity.                                        Government TaxAdvantage Portfolio seeks to maximize
                                                                 current income consistent with the preservation of capital
   The Fund invests in high quality U.S.                         and the maintenance of liquidity
dollar-denominated commercial paper and other commercial
instruments with maturities of 60 days or less, including           The Fund may invest in direct obligations of the U.S.
certificates of deposit, repurchase agreements and master        Treasury and in U.S. government agency securities with
notes.                                                           maturities of 397 days or less. This is intended to
                                                                 provide shareholders with dividends exempt from state and
TREASURY PORTFOLIO                                               local income taxes in some jurisdictions. Investors
                                                                 residing in states with state income tax may find it more
Treasury Portfolio seeks to maximize current income              profitable to invest in this Fund than in a fund not
consistent with the preservation of capital and the              designed to comply with state tax considerations. This
maintenance of liquidity.                                        does not constitute tax advice. Please consult your tax
                                                                 advisor for your particular situation.
   The Fund invests in direct obligations of the U.S.
Treasury and repurchase agreements backed by Treasury
obligations. Securities purchased by the Fund will have
maturities of 397 days or less.
====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST


================================================================================          ==========================================
FUND COMPOSITION BY MATURITY                                                              FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/06                                                                    IN DAYS, AS OF 2/28/06

                  LIQUID                      GOVERNMENT        GOVERNMENT                STIC PRIME PORTFOLIO
                  ASSETS       TREASURY        & AGENCY        TAXADVANTAGE
                PORTFOLIO*     PORTFOLIO      PORTFOLIO**       PORTFOLIO**               1-7                           42.3%

1-7              66.0%          65.3%          72.6%              55.5%                   8-14                          11.0

8-30              13.6            3.9            2.0               15.5                   15-21                         11.2

31-90             11.8           14.7            8.9               14.6                   22-28                         16.0

91-180             3.5           16.1           11.7               11.6                   29-35                         10.2

181+               5.1            0.0            4.8                2.8                   36-42                          4.5

                                                                                          43-60                          4.8


The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*  The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================



====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================


====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST



                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
   [CROCKETT        Funds--as well as my first full year as your board's
     PHOTO]         independent chair--I can assure you that shareholder
                    interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.
BRUCE L. CROCKETT
                       Some highlights of 2005 board activity:

                       o Board approval of voluntary fee reductions, which are saving shareholders more than $20 million annually, based on asset levels as of March 31, 2005.

                       o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                       o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,


                    /s/ BRUCE L. CROCKETT
                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    April 12, 2006

SHORT-TERM INVESTMENTS TRUST


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      estimate the expenses that you paid over         The hypothetical account values and
                                             the period. Simply divide your account        expenses may not be used to estimate the
As a shareholder of an Institutional         value by $1,000 (for example, an $8,600       actual ending account balance or
Class, you incur ongoing costs,              account value divided by $1,000 = 8.6),       expenses you paid for the period. You
including management fees and other Fund     then multiply the result by the number        may use this information to compare the
expenses. This example is intended to        in the table under the heading entitled       ongoing costs of investing in a Fund and
help you understand your ongoing costs       "Actual Expenses Paid During Period" to       other funds. To do so, compare this 5%
(in dollars) of investing in the Funds       estimate the expenses you paid on your        hypothetical example with the 5%
and compare these costs with ongoing         account during this period.                   hypothetical examples that appear in the
costs of investing in other mutual                                                         shareholder reports of the other funds.
funds. The example is based on an            HYPOTHETICAL EXAMPLE FOR COMPARISON
investment of $1,000 invested at the         PURPOSES                                         Please note that the expenses shown
beginning of the period and held for the                                                   in the table are meant to highlight your
entire period September 1, 2005, through     The table below also provides                 ongoing costs only. Therefore, the
February 28, 2006.                           information about hypothetical account        hypothetical information is useful in
                                             values and hypothetical expenses based        comparing ongoing costs only, and will
ACTUAL EXPENSES                              on each Fund's actual expense ratio and       not help you determine the relative
                                             an assumed rate of return of 5% per year      total costs of owning different funds.
The table below provides information         before expenses, which is not a Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table, together with the amount you
invested, to


====================================================================================================================================

                                                    ACTUAL                       HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING         ENDING             EXPENSES          ENDING          EXPENSES       ANNUALIZED
                      ACCOUNT VALUE    ACCOUNT VALUE        PAID DURING     ACCOUNT VALUE     PAID DURING       EXPENSE
   FUND                 (9/1/05)       (2/28/06)(1)           PERIOD(2)       (2/28/06)        PERIOD(2)         RATIO
Liquid Assets          $1,000.00        $1,020.10              $0.60          $1,024.20         $0.60            0.12%
STIC Prime              1,000.00         1,020.10               0.60           1,024.20          0.60            0.12
Treasury                1,000.00         1,019.20               0.60           1,024.20          0.60            0.12
Government
& Agency                1,000.00         1,019.70               0.60           1,024.20          0.60            0.12
Government
TaxAdvantage            1,000.00         1,019.30               0.60           1,024.20          0.60            0.12


(1)  The actual ending account value is based on the actual total return of the Fund for the period September 1, 2005, through
     February 28, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the
     Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST



APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees (the "Board") of       to be provided by AIM under the Advisory     Government & Agency Portfolio
Short-Term Investments Trust (the            Agreement. Based on such review, the
"Trust") oversees the management of each     Board concluded that the range of            o The performance of the Fund relative
Fund of the Trust, and as required by        services to be provided by AIM under the     to comparable funds. The Board reviewed
law, determines annually whether to          Advisory Agreement was appropriate and       the performance of the Fund during the
approve the continuance of each Fund's       that AIM currently is providing services     past one, three and five calendar years
advisory agreement with A I M Advisors,      in accordance with the terms of the          against the performance of funds advised
Inc. ("AIM"). Based upon the                 Advisory Agreement.                          by other advisors with investment
recommendation of the Investments                                                         strategies comparable to those of the
Committee of the Board at a meeting held     o The quality of services to be provided     Fund. The Board noted that the Fund's
on June 30, 2005, the Board, including       by AIM. The Board reviewed the               performance in such periods was above
all of the independent trustees,             credentials and experience of the            the median performance of such
approved the continuance of the advisory     officers and employees of AIM who will       comparable funds. Based on this review,
agreement (the "Advisory Agreement")         provide investment advisory services to      the Board concluded that no changes
between each Fund and AIM for another        each Fund. In reviewing the                  should be made to the Fund and that it
year, effective July 1, 2005.                qualifications of AIM to provide             was not necessary to change the Fund's
                                             investment advisory services, the Board      portfolio management team at this time.
   The Board considered the factors          reviewed the qualifications of AIM's
discussed below in evaluating the            investment personnel and considered such     o The performance of the Fund relative
fairness and reasonableness of each          issues as AIM's portfolio and product        to indices. The Board reviewed the
Fund's Advisory Agreement at the meeting     review process, AIM's legal and              performance of the Fund during the past
on June 30, 2005 and as part of the          compliance function, AIM's use of            one, three and five calendar years
Board's ongoing oversight of each Fund.      technology, AIM's portfolio                  against the performance of the Lipper
In their deliberations, the Board and        administration function and the quality      Institutional US Government Money Market
the independent trustees did not             of AIM's investment research. Based on       Index. The Board noted that the Fund's
identify any particular factor that was      the review of these and other factors,       performance for the one and three year
controlling, and each trustee attributed     the Board concluded that the quality of      periods was above the performance of
different weights to the various             services to be provided by AIM was           such Index and comparable to such Index
factors.                                     appropriate and that AIM currently is        for the five year period. Based on this
                                             providing satisfactory services in           review, the Board concluded that no
   One of the responsibilities of the        accordance with the terms of the             changes should be made to the Fund and
Senior Officer of the Funds, who is          Advisory Agreement.                          that it was not necessary to change the
independent of AIM and AIM's affiliates,                                                  Fund's portfolio management team at this
is to manage the process by which the        o Meeting with the Funds' portfolio          time.
Funds' proposed management fees are          managers and investment personnel. With
negotiated to ensure that they are           respect to each Fund, the Board is           o Fees relative to those of clients of
negotiated in a manner which is at arm's     meeting periodically with each Fund's        AIM with comparable investment
length and reasonable. To that end, the      portfolio manager and/or other               strategies. The Board reviewed the
Senior Officer must either supervise a       investment personnel and believes that       advisory fee rate for the Fund under the
competitive bidding process or prepare       such individuals are competent and able      Advisory Agreement. The Board noted that
an independent written evaluation. The       to continue to carry out their               this rate was comparable to the advisory
Senior Officer has recommended an            responsibilities under the Advisory          fee rates for two institutional money
independent written evaluation in lieu       Agreement.                                   market funds, and lower than the
of a competitive bidding process and,                                                     advisory fee rates for a third
upon the direction of the Board, has         o Overall performance of AIM. The Board      institutional money market fund (which
prepared such an independent written         considered the overall performance of        has an "all-in" fee structure whereby
evaluation. Such written evaluation also     AIM in providing investment advisory and     AIM pays all of the fund's ordinary
considered certain of the factors            portfolio administrative services to         operating expenses), advised by AIM with
discussed below. In addition, as             each Fund and concluded that such            investment strategies comparable to
discussed below, the Senior Officer made     performance was satisfactory.                those of the Fund. The Board noted that
certain recommendations to the Board in                                                   AIM has agreed to waive fees and/or
connection with such written evaluation.     o Independent written evaluation and         limit expenses of the Fund, as discussed
                                             recommendations of the Funds' Senior         below. Based on this review, the Board
   The discussion below serves as a          Officer. The Board noted that, upon          concluded that the advisory fee rate for
summary of the Senior Officer's              their direction, the Senior Officer of       the Fund under the Advisory Agreement
independent written evaluation and           the Funds, who is independent of AIM and     was fair and reasonable.
recommendations to the Board in              AIM's affiliates, had prepared an
connection therewith, as well as a           independent written evaluation in order      o Fees relative to those of comparable
discussion of the material factors and       to assist the Board in determining the       funds with other advisors. The Board
the conclusions with respect thereto         reasonableness of the proposed               reviewed the advisory fee rate for the
that formed the basis for the Board's        management fees of the AIM Funds,            Fund under the Advisory Agreement. The
approval of each Fund's Advisory             including these Funds. The Board noted       Board compared effective contractual
Agreement. After consideration of all of     that the Senior Officer's written            advisory fee rates at a common asset
the factors below and based on its           evaluation had been relied upon by the       level and noted that the Fund's rate was
informed business judgment, the Board        Board in this regard in lieu of a            below the median rate of the funds
determined that each Fund's Advisory         competitive bidding process. In              advised by other advisors with
Agreement is in the best interests of        determining whether to continue the          investment strategies comparable to
the Fund and its shareholders and that       Advisory Agreement for each Fund, the        those of the Fund that the Board
the compensation to AIM under each           Board considered the Senior Officer's        reviewed. The Board noted that AIM has
Fund's Advisory Agreement is fair and        written evaluation and the                   agreed to waive fees and/or limit
reasonable and would have been obtained      recommendation made by the Senior            expenses of the Fund, as discussed
through arm's length negotiations.           Officer to the Board that the Board          below. Based on this review, the Board
                                             consider implementing a process to           concluded that the advisory fee rate for
FUND-SPECIFIC FACTORS WITH THE SAME          assist them in more closely monitoring       the Fund under the Advisory Agreement
CONCLUSIONS                                  the performance of the AIM Funds. The        was fair and reasonable.
                                             Board concluded that it would be
The Board considered the following           advisable to implement such a process as     o Expense limitations and fee waivers.
fund-specific factors separately for         soon as reasonably practicable.              The Board noted that AIM has
each Fund and reached the same                                                            contractually agreed to waive fees
conclusions for each such Fund, which        FUND-SPECIFIC FACTORS WITH SEPARATE          and/or limit expenses of the Fund in an
conclusions are set forth below.             CONCLUSIONS                                  amount necessary to limit total annual
                                                                                          operating expenses to a specified
o The nature and extent of the advisory      The Board considered the following           percentage of average daily net assets
services to be provided by AIM. The          fund-specific factors separately for         for each class of the Fund. The Board
Board reviewed the services                  each Fund and reached separate               considered the contractual nature of
                                             conclusions for each such Fund, which        this fee waiv-
                                             conclusions are set forth below.
                                                                                                                         (continued)

SHORT-TERM INVESTMENTS TRUST


er/expense limitation and noted that it      (which has an "all-in" fee structure         uidity, increased diversification or
remains in effect until August 31, 2006.     whereby AIM pays all of the fund's           decreased transaction costs. The Board
The Board considered the effect this fee     ordinary operating expenses), advised by     also found that the Fund will not
waiver/expense limitation would have on      AIM with investment strategies               receive reduced services if it invests
the Fund's estimated expenses and            comparable to those of the Fund. The         its cash balances in such money market
concluded that the levels of fee             Board noted that AIM has agreed to waive     funds. The Board noted that, to the
waivers/expense limitations for the Fund     fees and/or limit expenses of the Fund,      extent the Fund invests in affiliated
were fair and reasonable.                    as discussed below. Based on this            money market funds, AIM has voluntarily
                                             review, the Board concluded that the         agreed to waive a portion of the
o Breakpoints and economies of scale.        advisory fee rate for the Fund under the     advisory fees it receives from the Fund
The Board reviewed the structure of the      Advisory Agreement was fair and              attributable to such investment. The
Fund's advisory fee under the Advisory       reasonable.                                  Board further determined that the
Agreement, noting that it does not                                                        proposed securities lending program and
include any breakpoints. The Board           o Fees relative to those of comparable       related procedures with respect to the
considered whether it would be               funds with other advisors. The Board         lending Fund is in the best interests of
appropriate to add advisory fee              reviewed the advisory fee rate for the       the lending Fund and its respective
breakpoints for the Fund or whether, due     Fund under the Advisory Agreement. The       shareholders. The Board therefore
to the nature of the Fund and the            Board compared effective contractual         concluded that the investment of cash
advisory fee structures of comparable        advisory fee rates at a common asset         collateral received in connection with
funds, it was reasonable to structure        level and noted that the Fund's rate was     the securities lending program in the
the advisory fee without breakpoints.        below the median rate of the funds           money market funds according to the
Based on this review, the Board              advised by other advisors with               procedures is in the best interests of
concluded that it was not necessary to       investment strategies comparable to          the lending Fund and its respective
add advisory fee breakpoints to the          those of the Fund that the Board             shareholders.
Fund's advisory fee schedule. The Board      reviewed. The Board noted that AIM has
reviewed the level of the Fund's             agreed to waive fees and/or limit            Liquid Assets Portfolio
advisory fees, and noted that such fees,     expenses of the Fund, as discussed
as a percentage of the Fund's net            below. Based on this review, the Board       o The performance of the Fund relative
assets, would remain constant under the      concluded that the advisory fee for the      to comparable funds. The Board reviewed
Advisory Agreement because the Advisory      Fund under the Advisory Agreement was        the performance of the Fund during the
Agreement does not include any               fair and reasonable.                         past one, three and five calendar years
breakpoints. The Board concluded that                                                     against the performance of funds advised
the Fund's fee levels under the Advisory     o Expense limitations and fee waivers.       by other advisors with investment
Agreement therefore would not reflect        The Board noted that AIM has                 strategies comparable to those of the
economies of scale.                          contractually agreed to waive fees           Fund. The Board noted that the Fund's
                                             and/or limit expenses of the Fund in an      performance in such periods was above
o Investments in affiliated money market     amount necessary to limit total annual       the median performance of such
funds. Not applicable because the Fund       operating expenses to a specified            comparable funds. Based on this review,
does not invest in affiliated money          percentage of average daily net assets       the Board concluded that no changes
market funds.                                for each class of the Fund. The Board        should be made to the Fund and that it
                                             considered the contractual nature of         was not necessary to change the Fund's
Government TaxAdvantage Portfolio            this fee waiver/expense limitation and       portfolio management team at this time.
                                             noted that it remains in effect until
o The performance of the Fund relative       August 31, 2006. The Board considered        o The performance of the Fund relative
to comparable funds. The Board reviewed      the effect this fee waiver/expense           to indices. The Board reviewed the
the performance of the Fund during the       limitation would have on the Fund's          performance of the Fund during the past
past one, three and five calendar years      estimated expenses and concluded that        one, three and five calendar years
against the performance of funds advised     the levels of fee waivers/expense            against the performance of the Lipper
by other advisors with investment            limitations for the Fund were fair and       Institutional Money Market Index. The
strategies comparable to those of the        reasonable.                                  Board noted that the Fund's performance
Fund. The Board noted that the Fund's                                                     in such periods was comparable to the
performance for the one and three year       o Breakpoints and economies of scale.        performance of such Index. Based on this
periods was above the median performance     The Board reviewed the structure of the      review, the Board concluded that no
of such comparable funds and below such      Fund's advisory fee under the Advisory       changes should be made to the Fund and
median performance for the five year         Agreement, noting that it includes two       that it was not necessary to change the
period. Based on this review, the Board      breakpoints. The Board reviewed the          Fund's portfolio management team at this
concluded that no changes should be made     level of the Fund's advisory fees, and       time.
to the Fund and that it was not              noted that such fees, as a percentage of
necessary to change the Fund's portfolio     the Fund's net assets, would decrease as     o Fees relative to those of clients of
management team at this time.                net assets increase because the Advisory     AIM with comparable investment
                                             Agreement includes breakpoints. The          strategies. The Board reviewed the
o The performance of the Fund relative       Board noted that, due to the Fund's          advisory fee rate for the Fund under the
to indices. The Board reviewed the           current asset levels and the way in          Advisory Agreement. The Board noted that
performance of the Fund during the past      which the advisory fee breakpoints have      this rate (i) was lower than the
one, three and five calendar years           been structured, the Fund has yet to         advisory fee rates for one retail money
against the performance of the Lipper        benefit from the breakpoints. The Board      market fund, lower than the advisory fee
Institutional US Government Money Market     concluded that the Fund's fee levels         rates for one institutional money market
Index. The Board noted that the Fund's       under the Advisory Agreement therefore       fund (which has an "all-in" fee
performance for the one and three year       would reflect economies of scale at          structure whereby AIM pays all of the
periods was above the performance of         higher asset levels and that it was not      fund's ordinary operating expenses), the
such Index and comparable to such Index      necessary to change the advisory fee         same as the advisory fee rates for a
for the five year period. Based on this      breakpoints in the Fund's advisory fee       second such institutional money market
review, the Board concluded that no          schedule.                                    fund, and comparable to the advisory fee
changes should be made to the Fund and                                                    rates for a third such institutional
that it was not necessary to change the      o Investments in affiliated money market     money market fund, advised by AIM with
Fund's portfolio management team at this     funds. The Board also took into account      investment strategies comparable to
time.                                        the fact that uninvested cash and cash       those of the Fund; (ii) was lower than
                                             collateral from securities lending           the advisory fee rates for a variable
o Fees relative to those of clients of       arrangements (collectively, "cash            insurance fund advised by AIM and
AIM with comparable investment               balances") of the Fund may be invested       offered to insurance company separate
strategies. The Board reviewed the           in money market funds advised by AIM         accounts with investment strategies
advisory fee rate for the Fund under the     pursuant to the terms of an SEC              comparable to those of the Fund; (iii)
Advisory Agreement. The Board noted that     exemptive order. The Board found that        was lower than the advisory fee rates
this rate was comparable to the advisory     the Fund may realize certain benefits        for one
fee rates for two institutional money        upon investing cash balances in AIM
market funds, and lower than the             advised money market funds, including a
advisory fee rates for a third               higher net return, increased liq-
institutional money market fund

                                                                                                                         (continued)

                                                    SHORT-TERM INVESTMENTS TRUST

offshore fund for which an AIM affiliate     STIC Prime Portfolio                         rates at a common asset level and noted
serves as advisor with investment                                                         that the Fund's rate was below the
strategies comparable to those of the        o The performance of the Fund relative       median rate of the funds advised by
Fund; and (iv) was higher than the           to comparable funds. The Board reviewed      other advisors with investment
advisory fee rates for one unregistered      the performance of the Fund during the       strategies comparable to those of the
pooled investment vehicle, comparable to     past one, three and five calendar years      Fund that the Board reviewed. The Board
the advisory fee rates for a second such     against the performance of funds advised     noted that AIM has agreed to waive fees
vehicle, and the same as the advisory        by other advisors with investment            and/or limit expenses of the Fund, as
fee rates for a third such vehicle, for      strategies comparable to those of the        discussed below. Based on this review,
which an AIM affiliate serves as advisor     Fund. The Board noted that the Fund's        the Board concluded that the advisory
with investment strategies comparable to     performance for the three and five year      fee rate for the Fund under the Advisory
those of the Fund. The Board noted that      periods was below the median performance     Agreement was fair and reasonable.
AIM has agreed to waive fees and/or          of such comparable funds and above such
limit expenses of the Fund, as discussed     median performance for the one year          o Expense limitations and fee waivers.
below. Based on this review, the Board       period. Based on this review, the Board      The Board noted that AIM has
concluded that the advisory fee rate for     concluded that no changes should be made     contractually agreed to waive fee and/or
the Fund under the Advisory Agreement        to the Fund and that it was not              limit expenses of the Fund in an amount
was fair and reasonable.                     necessary to change the Fund's portfolio     necessary to limit total annual
                                             management team at this time.                operating expenses to a specified
o Fees relative to those of comparable                                                    percentage of average daily net assets
funds with other advisors. The Board         o The performance of the Fund relative       for each class of the Fund. The Board
reviewed the advisory fee rate for the       to indices. The Board reviewed the           considered the contractual nature of
Fund under the Advisory Agreement. The       performance of the Fund during the past      this fee waiver/expense limitation and
Board compared effective contractual         one, three and five calendar years           noted that it remains in effect until
advisory fee rates at a common asset         against the performance of the Lipper        August 31, 2006. The Board considered
level and noted that the Fund's rate was     Institutional Money Market Fund Index.       the effect this fee waiver/expense
below the median rate of the funds           The Board noted that the Fund's              limitation would have on the Fund's
advised by other advisors with               performance in such periods was at or        estimated expenses and concluded that
investment strategies comparable to          comparable to the performance of such        the levels of fee waivers/expense
those of the Fund that the Board             Index. Based on this review, the Board       limitations for the Fund were fair and
reviewed. The Board noted that AIM has       concluded that no changes should be made     reasonable.
agreed to waive fees and/or limit            to the Fund and that it was not
expenses of the Fund, as discussed           necessary to change the Fund's portfolio     o Breakpoints and economies of scale.
below. Based on this review, the Board       management team at this time.                The Board reviewed the structure of the
concluded that the advisory fee rate for                                                  Fund's advisory fee under the Advisory
the Fund under the Advisory Agreement        o Fees relative to those of clients of       Agreement, noting that it does not
was fair and reasonable.                     AIM with comparable investment               include any breakpoints. The Board
                                             strategies. The Board reviewed the           considered whether it would be
o Expense limitations and fee waivers.       advisory fee rate for the Fund under the     appropriate to add advisory fee
The Board noted that AIM has                 Advisory Agreement. The Board noted that     breakpoints for the Fund or whether, due
contractually agreed to waive fees           this rate (i) was lower than the             to the nature of the Fund and the
and/or limit expenses of the Fund in an      advisory fee rates for one retail money      advisory fee structures of comparable
amount necessary to limit total annual       market fund, lower than the advisory fee     funds, it was reasonable to structure
operating expenses to a specified            rates for one institutional money market     the advisory fee without breakpoints.
percentage of average daily net assets       fund (which has an "all-in" fee              Based on this review, the Board
for each class of the Fund. The Board        structure whereby AIM pays all of the        concluded that it was not necessary to
considered the contractual nature of         fund's ordinary operating expenses), the     add advisory fee breakpoints to the
this fee waiver/expense limitation and       same as the advisory fee rates for a         Fund's advisory fee schedule. The Board
noted that it remains in effect until        second such institutional money market       reviewed the level of the Fund's
August 31, 2006. The Board considered        fund, and comparable to the advisory fee     advisory fees, and noted that such fees,
the effect this fee waiver/expense           rates for a third such institutional         as a percentage of the Fund's net
limitation would have on the Fund's          money market fund, advised by AIM with       assets, would remain constant under the
estimated expenses and concluded that        investment strategies comparable to          Advisory Agreement because the Advisory
the levels of fee waivers/expense            those of the Fund; (ii) was lower than       Agreement does not include any
limitations for the Fund were fair and       the advisory fee rates for a variable        breakpoints. The Board concluded that
reasonable.                                  insurance fund advised by AIM and            the Fund's fee levels under the Advisory
                                             offered to insurance company separate        Agreement therefore would not reflect
o Breakpoints and economies of scale.        accounts with investment strategies          economies of scale.
The Board reviewed the structure of the      comparable to those of the Fund; (iii)
Fund's advisory fee under the Advisory       was lower than the advisory fee rates        o Investments in affiliated money market
Agreement, noting that it does not           for one offshore fund for which an AIM       funds. Not applicable because the Fund
include any breakpoints. The Board           affiliate serves as advisor with             does not invest in affiliated money
considered whether it would be               investment strategies comparable to          market funds.
appropriate to add advisory fee              those of the Fund; and (iv) was higher
breakpoints for the Fund or whether, due     than the advisory fee rates for one          Treasury Portfolio
to the nature of the Fund and the            unregistered pooled investment vehicle,
advisory fee structures of comparable        comparable to the advisory fee rates for     o The performance of the Fund relative
funds, it was reasonable to structure        a second such vehicle, and the same as       to comparable funds. The Board reviewed
the advisory fee without breakpoints.        the advisory fee rates for a third such      the performance of the Fund during the
Based on this review, the Board              vehicle, for which an AIM affiliate          past one, three and five calendar years
concluded that it was not necessary to       serves as advisor with investment            against the performance of funds advised
add advisory fee breakpoints to the          strategies comparable to those of the        by other advisors with investment
Fund's advisory fee schedule. The Board      Fund. The Board noted that AIM has           strategies comparable to those of the
reviewed the level of the Fund's             agreed to waive fees and/or limit            Fund. The Board noted that the Fund's
advisory fees, and noted that such fees,     expenses of the Fund, as discussed           performance in such periods was above
as a percentage of the Fund's net            below. Based on this review, the Board       the median performance of such
assets, would remain constant under the      concluded that the advisory fee rate for     comparable funds. Based on this review,
Advisory Agreement because the Advisory      the Fund under the Advisory Agreement        the Board concluded that no changes
Agreement does not include any               was fair and reasonable.                     should be made to the Fund and that it
breakpoints. The Board concluded that                                                     was not necessary to change the Fund's
the Fund's fee levels under the Advisory     o Fees relative to those of comparable       portfolio management team at this time.
Agreement therefore would not reflect        funds with other advisors. The Board
economies of scale.                          reviewed the advisory fee rate for the       o The performance of the Fund relative
                                             Fund under the Advisory Agreement. The       to indices. The Board reviewed the
o Investments in affiliated money market     Board compared effective contractual         performance of the Fund during the past
funds. Not applicable because the Fund       advisory fee                                 one, three and five calendar years
does not invest in affiliated money                                                       against the performance of the Lipper
market funds.                                                                             Institutional

                                                                                                                         (continued)

SHORT-TERM INVESTMENTS TRUST

US Treasury Money Market Index. The          advisory fee schedule. The Board             o Benefits of soft dollars to AIM. The
Board noted that the Fund's performance      reviewed the level of the Fund's             Board considered the benefits realized
for the one and three year periods was       advisory fees, and noted that such fees,     by AIM as a result of brokerage
above the performance of such Index and      as a percentage of the Fund's net            transactions executed through "soft
comparable to such Index for the five        assets, would remain constant under the      dollar" arrangements. Under these
year period. Based on this review, the       Advisory Agreement because the Advisory      arrangements, brokerage commissions paid
Board concluded that no changes should       Agreement does not include any               by other funds advised by AIM are used
be made to the Fund and that it was not      breakpoints. The Board concluded that        to pay for research and execution
necessary to change the Fund's portfolio     the Fund's fee levels under the Advisory     services. This research may be used by
management team at this time.                Agreement therefore would not reflect        AIM in making investment decisions for
                                             economies of scale.                          the Fund. The Board concluded that such
o Fees relative to those of clients of                                                    arrangements were appropriate.
AIM with comparable investment               o Investments in affiliated money market
strategies. The Board reviewed the           funds. The Board also took into account      o AIM's financial soundness in light of
advisory fee rate for the Fund under the     the fact that uninvested cash and cash       the Funds' needs. The Board considered
Advisory Agreement. The Board noted that     collateral from securities lending           whether AIM is financially sound and has
this rate was comparable to the advisory     arrangements (collectively, "cash            the resources necessary to perform its
fee rates for two institutional money        balances") of the Fund may be invested       obligations under the Advisory
market funds, and lower than the             in money market funds advised by AIM         Agreement, and concluded that AIM has
advisory fee rates for a third               pursuant to the terms of an SEC              the financial resources necessary to
institutional money market fund (which       exemptive order. The Board found that        fulfill its obligations under the
has an "all-in" fee structure whereby        the Fund may realize certain benefits        Advisory Agreement.
AIM pays all of the fund's ordinary          upon investing cash balances in AIM
operating expenses), advised by AIM with     advised money market funds, including a      o Historical relationship between each
investment strategies comparable to          higher net return, increased liquidity,      Fund and AIM. In determining whether to
those of the Fund. The Board noted that      increased diversification or decreased       continue the Advisory Agreement for each
AIM has agreed to waive fees and/or          transaction costs. The Board also found      Fund, the Board also considered the
limit expenses of the Fund, as discussed     that the Fund will not receive reduced       prior relationship between AIM and each
below. Based on this review, the Board       services if it invests its cash balances     Fund, as well as the Board's knowledge
concluded that the advisory fee rate for     in such money market funds. The Board        of AIM's operations, and concluded that
the Fund under the Advisory Agreement        noted that, to the extent the Fund           it was beneficial to maintain the
was fair and reasonable.                     invests in affiliated money market           current relationship, in part, because
                                             funds, AIM has voluntarily agreed to         of such knowledge. The Board also
o Fees relative to those of comparable       waive a portion of the advisory fees it      reviewed the general nature of the
funds with other advisors. The Board         receives from the Fund attributable to       non-investment advisory services
reviewed the advisory fee rate for the       such investment. The Board further           currently performed by AIM and its
Fund under the Advisory Agreement. The       determined that the proposed securities      affiliates, such as administrative,
Board compared effective contractual         lending program and related procedures       transfer agency and distribution
advisory fee rates at a common asset         with respect to the lending Fund is in       services, and the fees received by AIM
level and noted that the Fund's rate was     the best interests of the lending Fund       and its affiliates for performing such
below the median rate of the funds           and its respective shareholders. The         services. In addition to reviewing such
advised by other advisors with               Board therefore concluded that the           services, the trustees also considered
investment strategies comparable to          investment of cash collateral received       the organizational structure employed by
those of the Fund that the Board             in connection with the securities            AIM and its affiliates to provide those
reviewed. The Board noted that AIM has       lending program in the money market          services. Based on the review of these
agreed to waive fees and/or limit            funds according to the procedures is in      and other factors, the Board concluded
expenses of the Fund, as discussed           the best interests of the lending Fund       that AIM and its affiliates were
below. Based on this review, the Board       and its respective shareholders.             qualified to continue to provide
concluded that the advisory fee rate for                                                  non-investment advisory services to each
the Fund under the Advisory Agreement        GLOBAL FACTORS                               Fund, including administrative, transfer
was fair and reasonable.                                                                  agency and distribution services, and
                                             The Board considered the following           that AIM and its affiliates currently
o Expense limitations and fee waivers.       global factors for each Fund and reached     are providing satisfactory
The Board noted that AIM has                 the same conclusions for each such Fund,     non-investment advisory services.
contractually agreed to waive fees           which conclusions are set forth below.
and/or limit expenses of the Fund in an                                                   o Other factors and current trends. In
amount necessary to limit total annual       o Profitability of AIM and its               determining whether to continue the
operating expenses to a specified            affiliates. The Board reviewed               Advisory Agreement for each Fund, the
percentage of average daily net assets       information concerning the profitability     Board considered the fact that AIM,
for each class of the Fund. The Board        of AIM's (and its affiliates')               along with others in the mutual fund
considered the contractual nature of         investment advisory and other activities     industry, is subject to regulatory
this fee waiver/expense limitation and       and its financial condition. The Board       inquiries and litigation related to a
noted that it remains in effect until        considered the overall profitability of      wide range of issues. The Board also
August 31, 2006. The Board considered        AIM,. as well as the profitability of        considered the governance and compliance
the effect this fee waiver/expense           AIM in connection with managing each         reforms being undertaken by AIM and its
limitation would have on the Fund's          Fund. The Board noted that AIM's             affiliates, including maintaining an
estimated expenses and concluded that        operations remain profitable, although       internal controls committee and
the levels of fee waivers/expense            increased expenses in recent years have      retaining an independent compliance
limitations for the Fund were fair and       reduced AIM's profitability. Based on        consultant, and the fact that AIM has
reasonable.                                  the review of the profitability of AIM,      undertaken to cause each Fund to operate
                                             as well as the profitability of AIM in       in accordance with certain governance
o Breakpoints and economies of scale.        connection with managing each Fund. The      policies and practices. The Board
The Board reviewed the structure of the      Board noted that AIM's operations remain     concluded that these actions indicated a
Fund's advisory fee under the Advisory       profitable, although increased expenses      good faith effort on the part of AIM to
Agreement, noting that it does not           in recent years have reduced AIM's           adhere to the highest ethical standards,
include any breakpoints. The Board           profitability. Based on the review of        and determined that the current
considered whether it would be               the profitability of AIM's and its           regulatory and litigation environment to
appropriate to add advisory fee              affiliates' investment advisory and          which AIM is subject should not prevent
breakpoints for the Fund or whether, due     other activities and its financial           the Board from continuing the Advisory
to the nature of the Fund and the            condition, the Board concluded that the      Agreement for each Fund.
advisory fee structures of comparable        compensation to be paid by each Fund to
funds, it was reasonable to structure        AIM under its Advisory Agreement was not
the advisory fee without breakpoints.        excessive.
Based on this review the Board concluded
that it was not necessary to add
advisory fee breakpoints to the Fund's

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
TIME DEPOSITS-18.20%(a)

Deutsche Bank A.G. (Cayman Islands)
  4.53%                                        03/01/06   $  400,000   $   400,000,000
--------------------------------------------------------------------------------------
  4.58%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. (Cayman Islands)
  4.54%                                        03/01/06      300,000       300,000,000
--------------------------------------------------------------------------------------
Fifth Third Bank (Cayman Islands)
  4.53%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
ING Belgium S.A./N.V. (Belgium)
  4.56%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank (Cayman Islands)
  4.50%                                        03/01/06      245,844       245,843,987
--------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.58%                                        03/01/06      350,000       350,000,000
--------------------------------------------------------------------------------------
U.S. Bank, N.A. (Cayman Islands)
  4.53%                                        03/01/06    1,000,000     1,000,000,000
======================================================================================
    Total Time Deposits (Cost $3,795,843,987)                            3,795,843,987
======================================================================================


COMMERCIAL PAPER-17.70%(b)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-2.28%


Amstel Funding Corp.(c)(d)
  (Acquired 01/05/06; Cost $98,890,000)
  4.44%                                        04/05/06      100,000        99,568,333
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $36,096,980)
  4.46%                                        04/11/06       36,504        36,318,580
--------------------------------------------------------------------------------------
  (Acquired 11/30/05; Cost $97,809,625)
  4.46%                                        05/26/06      100,000        98,935,750
--------------------------------------------------------------------------------------
  (Acquired 12/14/05; Cost $97,740,000)
  4.52%                                        06/14/06      100,000        98,681,667
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $71,651,331)
  4.55%                                        07/11/06       73,308        72,086,322
--------------------------------------------------------------------------------------
  (Acquired 01/18/06; Cost $69,899,116)
  4.56%                                        07/17/06       71,530        70,279,656
======================================================================================
                                                                           475,870,308
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------



ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-0.11%(c)


Old Line Funding, LLC (Acquired 01/13/06;
  Cost $22,967,002)
  4.41%                                        03/01/06   $   23,100   $    23,100,000
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.94%


Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 01/10/06; Cost
  $44,497,125)
  4.47%(c)                                     04/12/06       45,000        44,765,325
--------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC(c)-Series
  A (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 09/08/05; Cost
  $98,063,722)
  3.83%                                        03/09/06      100,000        99,914,889
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $182,625,287)
  4.47%                                        04/10/06      184,666       183,748,826
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 12/15/05; Cost $75,007,818)
  4.53%(c)(d)                                  06/14/06       76,756        75,741,861
--------------------------------------------------------------------------------------
Picaros Funding PLC/LLC (CEP-KBC Bank N.V.)
  (Acquired 01/11/06; Cost $103,839,663)
  4.47%(c)(d)                                  04/11/06      105,000       104,465,462
--------------------------------------------------------------------------------------
Steamboat Funding Corp. (CEP-Royal Bank of
  Scotland PLC) (Acquired 02/24/06; Cost
  $104,545,277)
  4.56%(c)(d)                                  03/10/06      104,731       104,611,607
======================================================================================
                                                                           613,247,970
======================================================================================


ASSET-BACKED SECURITIES- MULTI-PURPOSE-4.73%


Amsterdam Funding Corp. (Acquired 02/07/06;
  Cost $49,855,931)
  4.51%(c)(d)                                  03/02/06       50,000        49,993,736
--------------------------------------------------------------------------------------
Barton Capital LLC (Acquired 02/21/06; Cost
  $73,197,101)
  4.51%(c)                                     03/22/06       73,464        73,270,728
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Charta LLC (Acquired 02/07/06; Cost
  $99,711,222)
  4.52%(c)                                     03/02/06   $  100,000   $    99,987,445
--------------------------------------------------------------------------------------
CRC Funding LLC(c) (Acquired 01/13/06; Cost
  $52,694,853)
  4.41%                                        03/01/06       53,000        53,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/07/06; Cost $49,639,792)
  4.55%                                        04/05/06       50,000        49,778,819
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  02/07/06; Cost $101,006,999)
  4.55%(c)                                     04/04/06      101,727       101,289,857
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC (Acquired
  02/17/06; Cost $63,918,218)
  4.52%(c)                                     03/07/06       64,063        64,014,739
--------------------------------------------------------------------------------------
Jupiter Securitization Corp.(c)
  (Acquired 02/06/06; Cost $51,230,662)
  4.51%                                        03/06/06       51,411        51,378,797
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $60,003,210)
  4.51%                                        03/07/06       60,222        60,176,733
--------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $75,002,908)
  4.52%                                        03/10/06       75,277        75,191,937
--------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/07/06; Cost $96,024,624)
  4.51%(c)                                     03/10/06       96,399        96,290,310
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 02/06/06;
  Cost $82,611,453)
  4.51%(c)                                     03/03/06       82,871        82,850,236
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
  02/08/06; Cost $79,584,851)
  4.51%(c)                                     03/08/06       79,865        79,794,963
--------------------------------------------------------------------------------------
Yorktown Capital LLC 4.51%                     03/02/06       50,000        49,993,736
======================================================================================
                                                                           987,012,036
======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-3.31%


Grampian Funding Ltd./LLC (United Kingdom)(c)
  (Acquired 11/23/05; Cost $107,580,000)
  4.40%                                        05/22/06      110,000       108,897,555
--------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $242,088,583)
  4.65%                                        05/17/06      245,000       242,563,271
--------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp. (Acquired
  02/06/06; Cost $53,798,027)
  4.57%(c)                                     04/07/06       54,204        53,949,407
--------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/24/06; Cost $96,593,708)
  4.54%(c)                                     03/24/06       96,936        96,654,832
--------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC (Acquired 02/07/06;
  Cost $53,372,123)
  4.51%(c)(d)                                  03/07/06       53,560        53,519,741
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Sigma Finance Inc.(c)(d)
  (Acquired 09/08/05; Cost $98,085,000)
  3.83%                                        03/07/06   $  100,000   $    99,936,166
--------------------------------------------------------------------------------------
  (Acquired 12/01/05; Cost $34,219,500)
  4.46%                                        05/30/06       35,000        34,609,750
======================================================================================
                                                                           690,130,722
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.35%(c)


Eureka Securitization, Inc. (Acquired
  02/08/06; Cost $73,241,607)
  4.52%                                        03/08/06       73,500        73,435,402
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.72%


Citigroup Funding Inc.
  4.66%                                        05/18/06       50,000        49,495,167
--------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate
  4.62%(e)                                     04/11/06      100,000       100,000,000
======================================================================================
                                                                           149,495,167
======================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.07%


General Electric Capital Corp.
  3.88%                                        05/26/06      200,000       198,146,222
--------------------------------------------------------------------------------------
  3.91%                                        03/02/06       40,000        39,995,656
--------------------------------------------------------------------------------------
  4.40%                                        05/22/06       70,000        69,298,444
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  4.55%                                        07/10/06      125,000       122,932,656
======================================================================================
                                                                           430,372,978
======================================================================================

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

REGIONAL BANKS-1.19%

Nationwide Building Society(c)(d)
  (Acquired 01/11/06; Cost $98,882,500)
  4.47%                                        04/12/06   $  100,000   $    99,478,500
--------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $74,438,271)
  4.57%                                        04/10/06       75,000        74,619,167
--------------------------------------------------------------------------------------
Northern Rock PLC
  4.15%(d)                                     04/07/06       75,000        74,680,104
======================================================================================
                                                                           248,777,771
======================================================================================
    Total Commercial Paper (Cost
      $3,691,442,354)                                                    3,691,442,354
======================================================================================

CERTIFICATES OF DEPOSIT-11.30%

Banco Bilbao Vizcaya Argentaria, S.A.
  4.35%                                        09/29/06       50,000        49,998,586
--------------------------------------------------------------------------------------
  4.52%                                        04/11/06      100,000       100,001,126
--------------------------------------------------------------------------------------
  4.76%                                        12/18/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  4.52%                                        03/24/06      200,000       200,000,000
--------------------------------------------------------------------------------------
BNP Paribas S.A. (United Kingdom)
  4.10%                                        06/22/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Calyon
  4.01%                                        07/20/06       25,000        24,914,979
--------------------------------------------------------------------------------------
Deutsche Bank A.G.
  4.53%                                        05/05/06      100,000       100,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  3.75%                                        06/13/06       50,000        50,000,000
--------------------------------------------------------------------------------------
  4.49%                                        04/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  4.75%                                        10/25/06      125,000       125,000,000
--------------------------------------------------------------------------------------
  4.99%                                        02/12/07      100,000        99,990,518
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  4.30%                                        09/28/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland
  3.59%                                        06/07/06       50,000        49,998,687
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06      100,000        99,997,374
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A.
  4.54%                                        03/28/06      146,000       146,000,420
--------------------------------------------------------------------------------------
  4.79%                                        07/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom)
  4.50%                                        04/10/06      100,000        99,997,740
--------------------------------------------------------------------------------------
  4.64%                                        07/10/06      200,000       199,992,035
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

Svenska Handelsbanken A.B.
  4.77%                                        12/19/06   $   60,000   $    60,000,000
--------------------------------------------------------------------------------------
  4.95%                                        02/07/07       50,000        50,000,000
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom)
  4.70%                                        05/16/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $2,355,891,465)                                                    2,355,891,465
======================================================================================

VARIABLE RATE DEMAND NOTES-7.48%(a)(f)

INSURED-1.73%(g)(h)

Alaska (State of) Housing Finance Corp.;
  Series 2002 B Taxable Home Mortgage RB
  (INS- Financial Security Assurance Inc.)
  4.56%                                        12/01/36        8,100         8,100,000
--------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  4.56%                                        08/01/29        5,000         5,000,000
--------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Series 2005 B Taxable COP
  (INS-Ambac Assurance Corp.)
  4.55%                                        12/15/18       19,930        19,930,000
--------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B Taxable RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        05/15/25        1,900         1,900,000
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C Taxable RB (INS-MBIA
  Insurance Corp.)
  4.56%                                        07/01/24       32,695        32,695,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/32       15,370        15,370,000
--------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        2,000         2,000,000
--------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        4,750         4,750,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II;(c)
  Series 2001 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  11/14/02; Cost $25,000,000)
  4.56%                                        09/01/36   $   25,000   $    25,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  4.56%                                        08/01/37       60,000        60,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  4.56%                                        08/01/37       40,000        40,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital &
  Healthcare Services; Series 1994 A Taxable
  RB (INS-MBIA Insurance Corp.)
  4.56%                                        11/01/15        3,700         3,700,000
--------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  4.56%                                        09/01/35        6,500         6,500,000
--------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002
  Refunding Special Obligation Taxable RB
  (INS- Ambac Assurance Corp.)
  4.60%                                        07/01/32       14,305        14,305,000
--------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group) Sub- Series 2005
  B1 Taxable RB (INS-Ambac Assurance Corp.)
  4.54%                                        07/01/22       22,000        22,000,000
======================================================================================
                                                                           361,250,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


LETTER OF CREDIT ENHANCED-5.75%(i)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/44   $   12,000   $    12,000,000
--------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     06/01/17        9,550         9,550,000
--------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B Refunding Taxable Electric RB
  (LOC-Dexia Group S.A.)
  4.57%(d)(h)                                  07/01/26        4,450         4,450,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     08/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  4.60%(h)                                     05/01/31       30,000        30,000,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Citizen's Bank of Pennsylvania)
  4.62%(h)                                     02/01/15       50,720        50,720,000
--------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project) Series 1999 B Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.58%(h)                                     01/01/15       14,550        14,550,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/08       37,000        37,000,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     09/01/30        6,000         6,000,000
--------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A Taxable RB
  (LOC-LaSalle Bank, N.A.)
  4.60%(e)                                     02/15/27       11,800        11,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  4.55%(h)                                     12/01/36       61,790        61,790,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of) Biola University;(d)(h)
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  4.60%                                        10/01/34   $   12,300   $    12,300,000
--------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  4.60%                                        10/01/34       12,300        12,300,000
--------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5 Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  4.56%(h)                                     07/01/36       43,400        43,400,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC;(h)
  Series 2005-A Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        8,500         8,500,000
--------------------------------------------------------------------------------------
  Series 2005-B Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        1,350         1,350,000
--------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        06/01/32          700           700,000
--------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        12/01/12        1,100         1,100,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;(h)
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        12/02/19        8,638         8,638,000
--------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        07/01/20        7,422         7,422,000
--------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        09/01/20        4,000         4,000,000
--------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     09/01/34       18,245        18,245,000
--------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     11/01/28       12,080        12,080,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     07/01/20   $   12,800   $    12,800,000
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Series 2005 F Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/21        4,890         4,890,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     02/02/43       12,985        12,985,000
--------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Series 2005 RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     01/01/26        7,300         7,300,000
--------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A Taxable
  RB (LOC-Deutsche Bank A.G.)
  4.62%(d)(h)                                  05/01/09       39,330        39,330,000
--------------------------------------------------------------------------------------
Dome Corp. Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     08/31/16       10,300        10,300,000
--------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/15        8,000         8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005 Floating Rate
  Notes (LOC-Wachovia Bank, N.A.)
  4.57%(a)(h)                                  07/01/30        1,000         1,000,000
--------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  4.69%(h)                                     10/15/27          320           320,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.47%(h)                                     01/01/25       10,745        10,745,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  4.62%(h)                                     03/01/31   $   31,385   $    31,385,000
--------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B
  Refunding RB (LOC-Bank of New York)
  4.60%(h)                                     07/01/35        6,300         6,300,000
--------------------------------------------------------------------------------------
Hunter'sRidge/Southpointe; Series 2005
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  4.57%(h)                                     06/01/25        6,560         6,560,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     09/01/31        7,800         7,800,000
--------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        2,195         2,195,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     12/01/39       16,750        16,750,000
--------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        5,605         5,605,000
--------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.52%(h)                                     09/01/33        7,270         7,270,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     06/01/20          380           380,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $150,710,000)
  4.56%(c)(h)                                  02/01/41      150,710       150,710,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/18   $   55,200   $    55,200,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  4.57%(h)                                     12/01/53        3,575         3,575,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  4.55%(h)                                     06/01/36       36,300        36,300,000
--------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005 Taxable RB (LOC-Allied Irish Banks
  PLC)
  4.54%(d)(h)                                  11/01/35       13,250        13,250,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  4.60%(h)                                     08/01/16        9,985         9,985,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B Refunding Taxable Ltd.
  Obligation RB (LOC-Fifth Third Bank)
  4.57%(h)                                     11/01/28        7,760         7,760,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005 Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     10/01/25       21,000        21,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004 Taxable
  IDR (LOC-Bank of America, N.A.)
  4.60%(h)                                     03/01/19        7,000         7,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003 Taxable IDR (LOC-JPMorgan Chase Bank)
  4.57%(h)                                     12/01/27        7,330         7,330,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     12/01/20   $    9,000   $     9,000,000
--------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/24        2,305         2,305,000
--------------------------------------------------------------------------------------
New Mexico (State of), Laguna Development
  Corp. (Pueblo of Laguna); Series 2005
  Taxable RB (LOC-JPMorgan Chase Bank)
  4.53%(h)                                     12/01/20       17,049        17,048,880
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B Taxable RB
  (LOC-Bank of New York)
  4.55%(h)                                     11/01/37        1,050         1,050,000
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  4.55%(h)                                     09/15/07        4,700         4,700,000
--------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.61%(h)                                     01/01/20        2,110         2,110,000
--------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/23        6,900         6,900,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     05/01/27        3,270         3,270,000
--------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C Taxable RB (LOC-Bank of
  America, N.A.)
  4.50%(h)                                     02/15/21        7,500         7,500,000
--------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/14        3,100         3,100,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  4.59%(h)                                     01/01/15   $    2,800   $     2,800,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  4.60%(h)                                     09/01/20       16,550        16,550,000
--------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B
  Taxable RB (LOC-Wachovia Bank, N.A.)
  4.60%(j)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  4.52%(h)                                     12/01/22        4,070         4,069,723
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.57%(h)                                     05/01/14       13,260        13,260,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series
  2002 A Taxable RB (LOC-Bank of America,
  N.A.)
  4.62%(h)                                     06/01/18        3,950         3,950,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Series 2005
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     10/01/35        7,500         7,500,000
--------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  4.57%(h)                                     02/01/35       49,250        49,250,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  4.57%(h)                                     04/01/24       10,030        10,030,000
--------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005 Taxable RB
  (LOC-Allied Irish Banks PLC)
  4.53%(d)(h)                                  07/01/33        5,500         5,500,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Shepherd Capital LLC;(h)
  Series 2002 B Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%                                        11/01/52   $    9,730   $     9,730,000
--------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        10/01/53        4,805         4,805,000
--------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        07/01/54       10,000        10,000,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     10/01/35        8,000         8,000,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     09/01/17        1,175         1,175,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/26       45,495        45,495,000
--------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004 Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     07/15/26       39,400        39,400,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997 Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/17        3,400         3,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  4.57%(h)                                     05/01/44       10,000        10,000,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Wisconsin (State of) Heart Hospital; Series
  2003 Taxable RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     11/01/23   $   19,800   $    19,800,000
======================================================================================
                                                                         1,199,208,603
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,560,458,603)                                                    1,560,458,603
======================================================================================

MASTER NOTE AGREEMENTS-5.47%(a)(c)(e)(k)

Lehman Brothers Inc. (Acquired 04/08/05; Cost
  $113,800,000)
  4.68%(m)                                          --       113,800       113,800,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $777,000,000)
  4.70%                                        05/16/06      777,000       777,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/01/06-02/27/06; Cost
  $250,000,000)
  4.70%(m)                                          --       250,000       250,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,140,800,000)                                                    1,140,800,000
======================================================================================

MEDIUM-TERM NOTES-5.04%

Allstate Life Global Funding II, Floating
  Rate MTN(j)
  4.57%(c)                                     01/26/07       50,000        50,000,000
--------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  4.59%(c)                                     03/08/07      140,000       140,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/10/03; Cost $130,000,000)
  4.63%(c)                                     03/15/07      130,000       130,000,000
--------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  4.67%(j)                                     03/09/07      332,900       332,900,000
--------------------------------------------------------------------------------------
MetLife Global Funding I Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  4.63%(c)(j)                                  03/15/07       90,000        90,000,000
--------------------------------------------------------------------------------------
Metlife Global Funding I, Floating Rate MTN
  (Acquired 04/03/2003; Cost $149,323,120)
  4.68%(c)(j)                                  02/28/07      149,300       149,323,120
--------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  4.60%(d)(j)                                  02/09/07      100,000       100,000,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN (Acquired 04/14/05; Cost
  $60,000,000)
  4.54%(c)(d)(j)                               03/21/07   $   60,000   $    60,000,000
======================================================================================
    Total Medium-Term Notes (Cost
      $1,052,223,120)                                                    1,052,223,120
======================================================================================

PROMISSORY NOTES-4.75%

Goldman Sachs Group, Inc. (The)(c)(n)
  (Acquired 01/11/06; Cost $100,000,000)
  4.57%(o)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.59%(j)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  4.65%(e)                                     09/18/06       35,000        35,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  4.65%(e)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $200,000,000)
  4.66%(e)                                     12/04/06      200,000       200,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.68%(e)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/28/05; Cost $155,000,000)
  4.69%(e)                                     06/23/06      155,000       155,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%                                        10/03/06      100,000       100,000,000
======================================================================================
    Total Promissory Notes (Cost
      $990,000,000)                                                        990,000,000
======================================================================================

ASSET-BACKED SECURITIES-3.50%(c)

Diversified Banks-0.08%(j)

Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $16,981,900)
  4.59%(d)                                     05/16/06       16,982        16,981,900
======================================================================================

FULLY BACKED-1.34%(j)

RACERS Trust Series 2004-6-MM Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  4.57%                                        08/22/06      279,000       279,000,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.67%

Wachovia Asset Securitization Issuance, Inc.
  Series 2004-HEMM1, Class A Putable Floating
  Rate Bonds (Acquired 09/07/05; Cost
  $139,549,519)
  4.57%()(j)(l)                                11/25/34   $  139,549   $   139,549,519
======================================================================================

SECURITY INVESTMENT VEHICLES-0.24%

Sigma Finance Inc.
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(c)(d)                                  10/04/06       50,000        50,000,000
======================================================================================

STRUCTURED-1.17%

Granite Master Issuer PLC Series 2006-1A
  Floating Rate Bonds (Acquired 01/18/06;
  Cost $150,000,000)
  4.54%(d)(j)                                  01/20/07      150,000       150,000,000
--------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./ Corp. Series
  2004-1A, Class AMME Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  4.51%(o)                                     09/15/06       95,000        95,000,000
======================================================================================
    Total Asset-Backed Securities (Cost
      $730,531,419)                                                        730,531,419
======================================================================================

FUNDING AGREEMENTS-2.21%(c)(n)

New York Life Insurance Co. (Acquired
  04/06/05; Cost $250,000,000)
  4.65%(j)                                     04/05/06      250,000       250,000,000
--------------------------------------------------------------------------------------
Travelers Insurance Co. (The)(o)
  (Acquired 11/21/05; Cost $110,000,000)
  4.84%                                        11/21/06      110,000       110,000,000
--------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  4.88%                                        08/25/06      100,000       100,000,000
======================================================================================
    Total Funding Agreements (Cost
      $460,000,000)                                                        460,000,000
======================================================================================

PUTABLE RESET NOTES-0.35%

Wal-Mart Stores, Inc. Unsec. Unsub. PURS
  Notes (Cost $72,003,475)
  5.59%                                        06/01/06       71,700        72,003,475
======================================================================================

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

Overseas Private Investment Corp. Floating
  Rate Notes (Cost $6,500,000)
  4.57%(a)(f)(h)                               12/31/10   $    6,500   $     6,500,000
======================================================================================
    TOTAL INVESTMENTS (excluding Repurchase
      Agreements)-76.03% (Cost
      $15,855,694,423)                                                  15,855,694,423
======================================================================================


REPURCHASE AGREEMENTS-24.11%

ABN AMRO Bank N.V.
  4.52%(p)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
Banc of America Securities LLC
  4.58%(q)                                     03/01/06      790,000       790,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(r)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(s)                                     03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(t)                                     03/01/06      136,909       136,909,280
--------------------------------------------------------------------------------------
  4.52%(u)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(v)                                     03/01/06      385,192       385,191,935
--------------------------------------------------------------------------------------
  4.58%(w)                                     03/01/06      786,804       786,803,590
--------------------------------------------------------------------------------------
BNP Paribas(d)
  4.62%(x)                                     03/01/06      250,000       250,000,000
--------------------------------------------------------------------------------------
  4.62%(y)                                     03/01/06      250,718       250,717,792
--------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(z)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aa)                                    03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.62%(ab)                                    03/01/06      602,750       602,750,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(ac)                                    03/01/06      139,000       139,000,000
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.52%(ad)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(ae)                                    03/01/06      114,000       114,000,000
--------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  4.61%(d)(af)                                 03/01/06      204,093       204,092,936
--------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(ag)                                    03/01/06       49,000        49,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.
  4.58%(ah)                                    03/01/06   $  248,406   $   248,406,358
--------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(ai)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aj)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(ak)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(al)                                    03/01/06      224,000       224,000,000
--------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(am)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.54%(an)                                    03/01/06       27,454        27,454,428
--------------------------------------------------------------------------------------
  4.56%(ao)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  4.63%(ap)                                    03/01/06       22,250        22,250,000
======================================================================================
    Total Repurchase Agreements (Cost
      $5,028,576,319)                                                    5,028,576,319
======================================================================================
TOTAL INVESTMENTS(aq)(ar)-100.14% (Cost
  $20,884,270,742)                                                      20,884,270,742
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14)%                                      (28,909,531)
======================================================================================
NET ASSETS-100.00%                                                     $20,855,361,211
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

LIQUID ASSETS PORTFOLIO

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $7,253,264,908, which represented 34.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Cayman Islands: 15.8%; United Kingdom: 8.7%; other countries less than 5%:
     10.1%.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(m) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of these securities considered illiquid at February 28, 2006 was $1,450,000,000 which represented 6.95% of the Fund's Net Assets.
(o) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2006.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $25,003,139.
(q) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,127,222. Collateralized by $1,048,169,664 U.S. Government obligations, 5.00% due July 1, 2035 to February 1, 2036 with an aggregate value at February 28, 2006 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $790,100,506.
(r) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2038 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $25,003,139.
(s) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $149,018,873.
(t) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $136,926,470.
(u) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $25,003,139.
(v) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $385,240,726.
(w) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $900,114,500. Collateralized by $924,149,218 U.S. Government obligations, 5.00% to 5.50% due July 1, 2034 to November 1, 2035 with an aggregate value at February 28, 2006 of $918,000,000. The amount to be received upon repurchase by the Fund is $786,903,689.
(x) Repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,032,101. Collateralized by $261,714,152 corporate obligations, 3.35% to 7.68% due March 25, 2018 to November 25, 2035 with an aggregate value at February 28, 2006 of $261,649,818.
(y) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $892,114,535. Collateralized by $1,786,537,145 corporate obligations, 0% to 8.00% due March 1, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $927,720,001. The amount to be received upon repurchase by the Fund is $250,749,985.
(z) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $25,003,139.
(aa) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $149,018,873.
(ab) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,128,403. Collateralized by $2,796,818,518 corporate and municipal obligations, 0.83% to 6.95% due December 15, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $1,050,000,000. The amount to be received upon repurchase by the Fund is $602,827,395.

LIQUID ASSETS PORTFOLIO

(ac)
     Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $139,017,607.
(ad) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $25,003,139.
(ae) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $114,014,440.
(af) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $600,076,867. Collateralized by $640,048,883 corporate obligations, 4.74% to 5.73% due October 15, 2012 to April 25, 2036 with an aggregate value at February 28, 2006 of $630,000,000. The amount to be received upon repurchase by the Fund is $204,119,085.
(ag) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $49,006,207.
(ah) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by $533,584,000 U.S. Government obligations, 0% to 8.88% due April 15, 2006 to April 15, 2030 with an aggregate value at February 28, 2006 of $510,000,638. The amount to be received upon repurchase by the Fund is $248,437,961.
(ai) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $25,003,139.
(aj) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $150,019,000.
(ak) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $25,003,139.
(al) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $224,028,373.
(am) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $155,430,000 U.S. Treasury obligations, 3.88% due April 15, 2029 with an aggregate value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $25,003,139.
(an) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 1, 2006 to February 1, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $27,457,890.
(ao) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $150,019,000.
(ap) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $425,054,660. Collateralized by $458,429,850 corporate obligations, 3.99% to 5.36% due January 15, 2018 to December 15, 2044 with an aggregate value at February 28, 2006 of $446,250,001. The amount to be received upon repurchase by the Fund is $22,252,862.
(aq) Also represents cost for federal income tax purposes.
(ar) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,855,694,423)                           $15,855,694,423
------------------------------------------------------------
Repurchase agreements (cost $5,028,576,319)    5,028,576,319
============================================================
    Total investments (cost
      $20,884,270,742)                        20,884,270,742
============================================================
Receivables for:
  Interest                                        42,055,009
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  781,249
------------------------------------------------------------
Other assets                                         303,359
============================================================
    Total assets                              20,927,410,359
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                12,469
------------------------------------------------------------
  Dividends                                       68,883,819
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,012,996
------------------------------------------------------------
Accrued distribution fees                            658,786
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            37,826
------------------------------------------------------------
Accrued transfer agent fees                          239,800
------------------------------------------------------------
Accrued operating expenses                           203,452
============================================================
    Total liabilities                             72,049,148
============================================================
Net assets applicable to shares outstanding  $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $20,854,563,397
------------------------------------------------------------
Undistributed net investment income                2,680,900
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,883,086)
============================================================
                                             $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,221,592,589
____________________________________________________________
============================================================
Private Investment Class                     $   981,883,675
____________________________________________________________
============================================================
Personal Investment Class                    $    87,451,398
____________________________________________________________
============================================================
Cash Management Class                        $ 2,840,371,112
____________________________________________________________
============================================================
Reserve Class                                $    79,446,857
____________________________________________________________
============================================================
Resource Class                               $   986,562,709
____________________________________________________________
============================================================
Corporate Class                              $   658,052,871
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,220,818,838
____________________________________________________________
============================================================
Private Investment Class                         981,896,912
____________________________________________________________
============================================================
Personal Investment Class                         87,454,500
____________________________________________________________
============================================================
Cash Management Class                          2,840,327,465
____________________________________________________________
============================================================
Reserve Class                                     79,451,655
____________________________________________________________
============================================================
Resource Class                                   986,567,852
____________________________________________________________
============================================================
Corporate Class                                  658,045,673
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $393,110,187
==========================================================================

EXPENSES:

Advisory fees                                                   14,214,091
--------------------------------------------------------------------------
Administrative services fees                                       537,186
--------------------------------------------------------------------------
Custodian fees                                                     416,258
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,239,872
--------------------------------------------------------------------------
  Personal Investment Class                                        252,446
--------------------------------------------------------------------------
  Cash Management Class                                          1,497,715
--------------------------------------------------------------------------
  Reserve Class                                                    419,379
--------------------------------------------------------------------------
  Resource Class                                                   925,864
--------------------------------------------------------------------------
  Corporate Class                                                  102,774
--------------------------------------------------------------------------
Transfer agent fees                                              1,424,260
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          243,346
--------------------------------------------------------------------------
Other                                                              861,931
==========================================================================
    Total expenses                                              23,135,122
==========================================================================
Less: Fees waived                                               (7,628,738)
==========================================================================
    Net expenses                                                15,506,384
==========================================================================
Net investment income                                          377,603,803
==========================================================================
Net realized gain (loss) from Investment securities                203,753
==========================================================================
Net increase in net assets resulting from operations          $377,807,556
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $   377,603,803    $   445,613,914
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment securities                     203,753           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          377,807,556        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (268,529,810)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (16,626,603)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,181,585)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (58,614,616)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,308,356)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (17,600,434)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (13,745,240)        (1,786,918)
------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions          (377,606,644)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,939,477,271     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        173,053,411       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        41,261,091         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (568,989,250)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (48,798,772)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                   83,720,422        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 191,614,385        466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         2,811,338,558     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       2,811,539,470     (1,868,307,533)
================================================================================================

NET ASSETS:

Beginning of period                                            18,043,821,741     19,912,129,274
================================================================================================
End of period (including undistributed net investment income
  of $2,680,900 and $2,683,741, respectively)                 $20,855,361,211    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

LIQUID ASSETS PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $6,311,408.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $537,186.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $1,421,409.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,343,923, $185,127, $1,198,172, $364,860, $925,864 and $102,774,
respectively, after FMC waived Plan fees of $895,949, $67,319, $299,543 and $54,519, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $49,350 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of

LIQUID ASSETS PORTFOLIO

the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions

    The Fund had a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $2,049,791
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

LIQUID ASSETS PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2006(A)                        AUGUST 31, 2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               109,959,567,641    $ 109,959,567,641     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            5,272,191,992        5,272,191,992       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                   603,491,893          603,491,893         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                        24,591,414,821       24,591,414,821      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         132,772,554          132,772,554         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,426,082,808        4,426,082,808      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  6,589,231,638        6,589,231,638       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   131,065,812          131,065,812         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,344,756            9,344,756           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                       527,331              527,331             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                            36,714,775           36,714,775          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,297,212            1,297,212           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,329,431           16,329,431          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      5,866,587            5,866,587             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (107,151,156,182)    (107,151,156,182)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (5,108,483,337)      (5,108,483,337)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                  (562,758,133)        (562,758,133)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                       (25,197,118,846)     (25,197,118,846)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (182,868,538)        (182,868,538)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (4,358,691,817)      (4,358,691,817)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (6,403,483,840)      (6,403,483,840)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      2,811,338,558    $   2,811,338,558      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

LIQUID ASSETS PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          INSTITUTIONAL CLASS
                                       ------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                    YEAR ENDED AUGUST 31,
                                       FEBRUARY 28,       -----------------------------------------------------------------------
                                           2006              2005           2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $      1.00        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.02               0.02           0.01           0.01           0.02           0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on
    securities                               (0.00)             (0.00)         (0.00)          0.00           0.00           0.00
=================================================================================================================================
    Total from investment operations          0.02               0.02           0.01           0.01           0.02           0.05
=================================================================================================================================
Less dividends from net investment
  income                                     (0.02)             (0.02)         (0.01)         (0.01)         (0.02)         (0.05)
=================================================================================================================================
Net asset value, end of period         $      1.00        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                               2.01%              2.50%          1.05%          1.32%          2.16%          5.54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $15,221,593        $12,281,976    $13,426,786    $21,240,699    $29,122,702    $26,772,308
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                            0.12%(b)           0.12%          0.12%          0.11%          0.11%          0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            0.19%(b)           0.19%          0.18%          0.17%          0.19%          0.19%
=================================================================================================================================
Ratio of net investment income to
  average net assets                          4.03%(b)           2.44%          1.04%          1.34%          2.12%          5.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $13,408,729,990.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.41%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-2.87%

Fountain Square Commercial Funding Corp.(b)
  (Acquired 02/13/06; Cost $60,389,556) 4.51%  03/16/06   $ 60,625    $   60,511,075
------------------------------------------------------------------------------------
  (Acquired 02/02/06; Cost $49,928,106) 4.52%  03/31/06     50,288        50,098,582
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $25,964,509) 4.56%  04/06/06     26,150        26,030,756
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $39,700,411) 4.57%  04/10/06     40,000        39,796,889
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $59,564,900) 4.58%  04/12/06     60,000        59,679,400
====================================================================================
                                                                         236,116,702
====================================================================================

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-5.33%

Old Line Funding, LLC(b) (Acquired 02/01/06;
  Cost $125,137,500) 4.51%                     03/01/06    125,578       125,578,000
------------------------------------------------------------------------------------
  (Acquired 02/08/06; Cost $58,062,559) 4.55%  04/04/06     58,469        58,217,746
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $18,865,522) 4.55%  04/10/06     19,000        18,903,944
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b) (Acquired
  02/21/06; Cost $34,996,512) 4.51%            03/07/06     35,058        35,031,648
------------------------------------------------------------------------------------
  (Acquired 02/16/06; Cost $99,648,444) 4.52%  03/16/06    100,000        99,811,667
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $30,202,230) 4.53%  03/20/06     30,332        30,259,481
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $34,161,228) 4.54%  04/04/06     34,378        34,230,595
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $37,227,774) 4.59%  04/11/06     37,433        37,237,319
====================================================================================
                                                                         439,270,400
====================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED-8.91%

Concord Minutemen Capital Co., LLC(b) Series
  A (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 02/21/06; Cost
  $65,001,725) 4.51%                           03/13/06     65,165        65,067,035
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $103,516,465)
  4.52%                                        03/14/06    103,764       103,594,634
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - FULLY BACKED-(CONTINUED)

Govco, Inc.(b) (Multi CEP's-Citicorp North
  America, Inc; agent) (Acquired 02/08/06;
  Cost $44,853,425) 4.51%                      03/06/06   $ 45,000    $   44,971,813
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $42,745,691) 4.53%  03/29/06     43,000        42,848,497
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $34,782,767) 4.56%  04/04/06     35,000        34,849,267
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.) (Acquired 02/16/06; Cost
  $49,824,222) 4.52%(b)                        03/16/06     50,000        49,905,833
------------------------------------------------------------------------------------
Newport Funding Corp.(b) (CEP-MBIA Insurance
  Corp.) (Acquired 01/06/06; Cost
  $49,658,556) 4.39%                           03/03/06     50,000        49,987,806
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,631,056) 4.58%  04/13/06     50,000        49,726,472
------------------------------------------------------------------------------------
Three Rivers Funding Corp.(b) (CEP-Mellon
  Bank, N.A.) (Acquired 02/01/06; Cost
  $44,110,725) 4.51%                           03/01/06     44,266        44,266,000
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,824,222) 4.52%  03/14/06     50,000        49,918,389
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.) (Acquired 02/23/06; Cost
  $149,377,125) 4.53%(b)                       03/28/06    150,000       149,490,375
====================================================================================
                                                                         734,436,954
====================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE-20.06%

Barton Capital LLC(b) (Acquired 01/10/06;
  Cost $53,373,609) 4.39%                      03/06/06     53,734        53,701,237
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $18,855,283) 4.57%  04/11/06     19,000        18,901,110
------------------------------------------------------------------------------------
Charta LLC(b) (Acquired 01/09/06; Cost
  $198,554,500) 4.41%                          03/09/06    200,000       199,804,000
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $74,580,000) 4.48%  03/06/06     75,000        74,953,333
------------------------------------------------------------------------------------
  (Acquired 01/24/06; Cost $74,541,646) 4.49%  03/14/06     75,000        74,878,396
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-(CONTINUED)

Clipper Receivables Co., LLC 4.51%             03/20/06   $ 50,000    $   49,880,986
------------------------------------------------------------------------------------
  4.52%                                        03/21/06    150,000       149,623,333
------------------------------------------------------------------------------------
CRC Funding LLC(b) (Acquired 01/11/06; Cost
  $99,375,250) 4.41%                           03/03/06    100,000        99,975,500
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $37,757,368) 4.48%  03/06/06     37,970        37,946,374
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $74,736,333) 4.52%  03/23/06     75,000        74,792,833
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $99,396,000) 4.53%  03/20/06    100,000        99,760,917
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $34,784,196) 4.53%  03/21/06     35,000        34,911,917
------------------------------------------------------------------------------------
Fairway Finance Co. LLC(b) (Acquired
  02/23/06; Cost $55,812,097) 4.52%            03/23/06     56,009        55,854,291
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $47,501,472) 4.56%  04/03/06     47,713        47,513,560
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 02/09/06; Cost $51,002,897) 4.51%  03/08/06     51,176        51,131,122
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $99,636,694) 4.51%  03/10/06    100,000        99,887,250
------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC(b)
  (Acquired 01/06/06; Cost $14,897,567) 4.39%  03/03/06     15,000        14,996,342
------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $54,176,056) 4.41%  03/08/06     54,557        54,510,217
------------------------------------------------------------------------------------
  (Acquired 01/09/06; Cost $24,819,313) 4.41%  03/09/06     25,000        24,975,500
------------------------------------------------------------------------------------
  (Acquired 02/17/06; Cost $74,830,500) 4.52%  03/07/06     75,000        74,943,500
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Acquired
  02/09/06; Cost $22,110,993) 4.52%(b)         03/09/06     22,189        22,166,712
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/23/06; Cost $49,836,778) 4.52%(b)         03/21/06     50,000        49,874,445
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Acquired
  02/10/06; Cost $39,859,378) 4.52%(b)         03/10/06     40,000        39,954,800
------------------------------------------------------------------------------------
Yorktown Capital LLC
  4.46%                                        03/06/06     48,674        48,643,849
------------------------------------------------------------------------------------
  4.51%                                        03/23/06     50,000        49,862,195
====================================================================================
                                                                       1,653,254,552
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - SECURITY INVESTMENT
  VEHICLES-7.70%

Grenadier Funding Ltd./Corp. (Acquired
  01/27/06; Cost $99,257,583) 4.53%(b)         03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.(b) (Acquired
  02/21/06; Cost $49,823,444) 4.54%            03/22/06     50,000        49,867,583
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $124,248,709)
  4.54%                                        03/23/06    124,689       124,343,057
------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.(b) Series
  2005-I (Acquired 01/31/06; Cost
  $50,030,369) 4.56%                           03/21/06     50,330        50,202,498
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $89,864,564) 4.61%  04/13/06     90,432        89,934,046
------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/23/06; Cost $27,839,565) 4.53%(b)         03/23/06     27,938        27,860,658
------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp (Acquired 01/27/06;
  Cost $192,198,414) 4.53%(b)                  03/27/06    193,636       193,002,488
====================================================================================
                                                                         634,883,163
====================================================================================

ASSET-BACKED SECURITIES - TRADE RECEIVABLES-3.09%

CAFCO, LLC (Acquired 01/09/06; Cost
  $74,448,750) 4.41%(b)                        03/10/06     75,000        74,917,312
------------------------------------------------------------------------------------
Ciesco, LLC(b)
  (Acquired 01/13/06; Cost $99,412,000) 4.41%  03/02/06    100,000        99,987,750
------------------------------------------------------------------------------------
  (Acquired 01/17/06; Cost $49,692,361) 4.43%  03/08/06     50,000        49,956,931
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $29,771,500) 4.57%  04/11/06     30,000        29,843,858
====================================================================================
                                                                         254,705,851
====================================================================================

CONSUMER FINANCE-6.36%

HSBC Finance Corp. 4.51%                       03/15/06    150,000       149,736,917
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  4.51%                                        03/17/06    100,000        99,799,555
------------------------------------------------------------------------------------
  4.51%                                        03/24/06    150,000       149,567,792
------------------------------------------------------------------------------------
  4.53%                                        03/29/06    125,000       124,559,583
====================================================================================
                                                                         523,663,847
====================================================================================

DIVERSIFIED BANKS-1.21%

Bank of America Corp. 4.58%                    04/13/06    100,000        99,453,542
====================================================================================

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-4.23%

Citigroup Funding Inc.
  4.53%                                        03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
  4.54%                                        03/22/06    150,000       149,602,750
------------------------------------------------------------------------------------
  4.65%                                        04/21/06    100,000        99,341,250
====================================================================================
                                                                         348,616,833
====================================================================================

INDUSTRIAL CONGLOMERATES-4.23%

General Electric Co.
  4.53%                                        03/29/06    200,000       199,295,333
------------------------------------------------------------------------------------
  4.53%                                        03/31/06    150,000       149,433,750
====================================================================================
                                                                         348,729,083
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.42%

Credit Suisse Holdings USA Inc. (Acquired
  02/06/06; Cost $198,508,611) 4.55%(b)(c)     04/06/06    200,000       199,090,000
====================================================================================
    Total Commercial Paper (Cost
      $5,472,220,927)                                                  5,472,220,927
====================================================================================

MASTER NOTE AGREEMENTS-8.62%

Lehman Brothers Inc. (Acquired 12/20/04; Cost
  $335,000,000) 4.68%(b)(d)(e)(f)                   --     335,000       335,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $375,000,000)
  4.70%(b)(d)(e)                               05/16/06    375,000       375,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $710,000,000)                                                      710,000,000
====================================================================================

CERTIFICATE OF DEPOSIT-1.21%

Morgan Stanley Bank 4.54% (Cost $100,000,000)  03/24/06    100,000       100,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

Unsec. Disc. Notes, 4.35%(a)(d) (Cost
  $38,497,304)                                 03/01/06   $ 38,497    $   38,497,304
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.71% (Cost $6,320,718,231)                             6,320,718,231
====================================================================================

REPURCHASE AGREEMENTS-23.58%

Fortis Bank N.V./S.A.
  4.58%(g)                                     03/01/06     85,000        85,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 4.58%(h)            03/01/06    238,000       238,000,000
------------------------------------------------------------------------------------
Societe Generale
  4.58%(i)                                     03/01/06    113,000       113,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.54%(j)                                     03/01/06    722,546       722,545,572
------------------------------------------------------------------------------------
  4.58%(k)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC 4.58%(l)         03/01/06    285,000       285,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $1,943,545,572)                                                  1,943,545,572
====================================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $8,264,263,803)(m)(n)                                                8,264,263,803
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                                    (24,029,269)
====================================================================================
NET ASSETS-100.00%                                                    $8,240,234,534
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $4,563,747,259, which represented 55.38% of the Fund's Net Assets. These securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single country was greater than 5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $200,025,444. Collateralized by $206,941,453 U.S. Government obligations, 4.50% to 5.00% due January 01, 2010 to January 01, 2035 with an aggregate value at February 28, 2006 of $204,000,000. The amount to be received upon repurchase by the Fund is $85,010,814.

STIC PRIME PORTFOLIO

(h) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by a $511,781,664 U.S. Government obligation, 4.84% due August 01, 2033 with value at February 28, 2006 of $513,132,768. The amount to be received upon repurchase by the Fund is $238,030,279.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $350,044,528. Collateralized by $382,476,497 U.S. Government obligations, 0 % to 6.00% due October 15, 2006 to December 01, 2035 with an aggregate value at February 28, 2006 of $357,000,001. The amount to be received upon repurchase by the Fund is $113,014,376.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 01, 2006 to February 01, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $722,636,693.
(k) Repurchase agreement entered into February 28, 2006 with maturing value of $500,063,611. Collateralized by $510,525,250 U.S. Government obligations, 4.00% to 11.00% due November 01, 2007 to February 01, 2036 with an aggregate value at February 28, 2006 of $510,001,120.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $400,050,889. Collateralized by $407,032,297 U.S. Government obligations, 3.00% to 10.50% due June 01, 2008 to March 15, 2044 with an aggregate value at February 28, 2006 of $408,000,001. The amount to be received upon repurchase by the Fund is $285,036,258.
(m) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(n)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $6,320,718,231)  $6,320,718,231
------------------------------------------------------------
Repurchase agreements (cost $1,943,545,572)    1,943,545,572
============================================================
    Total investments (cost $8,264,263,803)    8,264,263,803
============================================================
Interest receivable                                2,530,803
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               404,954
------------------------------------------------------------
Other assets                                         375,803
============================================================
    Total assets                               8,267,575,363
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       25,844,816
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 940,873
------------------------------------------------------------
Accrued distribution fees                            335,784
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            15,758
------------------------------------------------------------
Accrued transfer agent fees                           88,403
------------------------------------------------------------
Accrued operating expenses                           115,195
============================================================
    Total liabilities                             27,340,829
============================================================
Net assets applicable to shares outstanding   $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $8,239,459,219
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,915,117,718
____________________________________________________________
============================================================
Private Investment Class                      $  545,147,310
____________________________________________________________
============================================================
Personal Investment Class                     $  168,089,771
____________________________________________________________
============================================================
Cash Management Class                         $1,063,492,233
____________________________________________________________
============================================================
Reserve Class                                 $   60,197,432
____________________________________________________________
============================================================
Resource Class                                $  375,493,918
____________________________________________________________
============================================================
Corporate Class                               $  112,696,152
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,915,664,951
____________________________________________________________
============================================================
Private Investment Class                         545,252,347
____________________________________________________________
============================================================
Personal Investment Class                        168,044,421
____________________________________________________________
============================================================
Cash Management Class                          1,063,558,267
____________________________________________________________
============================================================
Reserve Class                                     60,206,229
____________________________________________________________
============================================================
Resource Class                                   375,466,917
____________________________________________________________
============================================================
Corporate Class                                  112,696,071
____________________________________________________________
============================================================
Net asset value, offering price and
  redemption per share for each class         $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $149,710,774
==========================================================================


EXPENSES:

Advisory fees                                                    5,395,948
--------------------------------------------------------------------------
Administrative services fees                                       360,823
--------------------------------------------------------------------------
Custodian fees                                                     151,582
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,206,030
--------------------------------------------------------------------------
  Personal Investment Class                                        645,520
--------------------------------------------------------------------------
  Cash Management Class                                            501,585
--------------------------------------------------------------------------
  Reserve Class                                                    301,109
--------------------------------------------------------------------------
  Resource Class                                                   345,234
--------------------------------------------------------------------------
  Corporate Class                                                   17,490
--------------------------------------------------------------------------
Transfer agent fees                                                539,617
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           92,125
--------------------------------------------------------------------------
Other                                                              374,832
==========================================================================
     Total expenses                                              9,931,895
==========================================================================
Less: Fees waived                                               (3,451,659)
==========================================================================
     Net expenses                                                6,480,236
==========================================================================
Net investment income                                          143,230,538
==========================================================================
Net increase in net assets resulting from operations          $143,230,538
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2006              2005
==============================================================================================
OPERATIONS:

  Net investment income                                       $ 143,230,538     $  178,072,841
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (101,273,061)      (132,543,246)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (8,989,312)       (10,087,540)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (3,006,197)        (2,686,889)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (19,894,625)       (26,260,251)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (949,541)        (1,179,613)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (6,742,135)        (4,869,787)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (2,375,667)          (445,515)
==============================================================================================
    Decrease in net assets resulting from distributions        (143,230,538)      (178,072,841)
==============================================================================================
Share transactions-net:
  Institutional Class                                         1,347,911,288       (471,754,840)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (11,561,305)       163,089,734
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       5,341,352         50,823,802
----------------------------------------------------------------------------------------------
  Cash Management Class                                         154,438,686        338,989,930
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (6,497,005)       (41,624,169)
----------------------------------------------------------------------------------------------
  Resource Class                                                103,621,745        120,089,040
----------------------------------------------------------------------------------------------
  Corporate Class                                                58,733,990         53,962,081
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                             1,651,988,751        213,575,578
==============================================================================================
    Net increase in net assets                                1,651,988,751        213,575,578
==============================================================================================

NET ASSETS:

  Beginning of period                                         6,588,245,783      6,374,670,205
==============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively)            $8,240,234,534    $6,588,245,783
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

STIC PRIME PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    For the six months ended February 28, 2006, AIM waived fees of $2,588,600.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $360,823.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $539,595.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $723,618, $473,381, $401,268, $261,965, $276,187 and $17,490, respectively, after FMC waived Plan fees of $482,412, $172,139, $100,317, $39,144, $69,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $20,458 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

STIC PRIME PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
Total capital loss carryforward                                    $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO


NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  Changes in Shares Outstanding
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          Year ended
                                                              FEBRUARY 28, 2006 (a)                     August 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   15,333,021,076    $ 15,333,021,076     38,044,055,385    $ 38,044,055,385
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               2,449,504,838       2,449,504,838      3,734,409,091       3,734,409,091
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,056,708,790       1,056,708,790      1,862,479,095       1,862,479,095
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  2,747,279,938       2,747,279,938     11,166,697,981      11,166,697,981
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            345,674,450         345,674,450        966,008,702         966,008,702
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           681,776,343         681,776,343        919,164,686         919,164,686
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       897,879,042         897,879,042        107,506,448         107,506,448
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       15,501,468          15,501,468         12,876,809          12,876,809
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,225,007           5,225,007          3,625,287           3,625,287
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  2,029,749           2,029,749          1,784,833           1,784,833
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      9,446,074           9,446,074          8,835,534           8,835,534
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                838,882             838,882          1,038,031           1,038,031
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,924,556           3,924,556          2,753,464           2,753,464
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,013,094           1,013,094            281,276             281,276
=================================================================================================================================
Reacquired:
  Institutional Class                                  (14,000,611,256)    (14,000,611,256)   (38,528,687,034)    (38,528,687,034)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (2,466,291,150)     (2,466,291,150)    (3,574,944,644)     (3,574,944,644)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,053,397,187)     (1,053,397,187)    (1,813,440,126)     (1,813,440,126)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (2,602,287,326)     (2,602,287,326)   (10,836,543,585)    (10,836,543,585)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (353,010,337)       (353,010,337)    (1,008,670,902)     (1,008,670,902)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (582,079,154)       (582,079,154)      (801,829,110)       (801,829,110)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (840,158,146)       (840,158,146)       (53,825,643)        (53,825,643)
=================================================================================================================================
                                                         1,651,988,751    $  1,651,988,751        213,575,578    $    213,575,578
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 30% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

STIC PRIME PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             INSTITUTIONAL CLASS
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                 YEAR ENDED AUGUST 31,
                                            FEBRUARY 28,       ------------------------------------------------------------------
                                                2006              2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.02              0.02          0.01          0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on
    securities                                       --                --         (0.00)           --         (0.00)         0.00
=================================================================================================================================
    Total from investment operations               0.02              0.02          0.01          0.01          0.02          0.05
=================================================================================================================================
Less dividends from net investment income         (0.02)            (0.02)        (0.01)        (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period               $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                    2.01%             2.52%         1.02%         1.27%         2.01%         5.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $5,915,118        $4,567,205    $5,038,960    $5,589,108    $5,930,291    $7,840,199
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 0.12%(b)          0.12%         0.12%         0.10%         0.10%         0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 0.19%(b)          0.19%         0.19%         0.18%         0.14%         0.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       4.04%(b)          2.48%         1.01%         1.28%         2.05%         5.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $5,056,384,456.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-34.80%

U.S. TREASURY BILLS-31.36%(A)

3.71%                                          03/16/06   $100,000    $   99,845,333
------------------------------------------------------------------------------------
3.76%                                          03/30/06    100,000        99,697,514
------------------------------------------------------------------------------------
3.87%                                          04/06/06    100,000        99,613,000
------------------------------------------------------------------------------------
3.88%                                          04/06/06     50,000        49,806,250
------------------------------------------------------------------------------------
4.01%                                          04/20/06    100,000        99,443,403
------------------------------------------------------------------------------------
4.32%                                          04/27/06    100,000        99,315,209
------------------------------------------------------------------------------------
4.22%                                          05/04/06    100,000        99,249,778
------------------------------------------------------------------------------------
4.34%                                          05/11/06    100,000        99,143,858
------------------------------------------------------------------------------------
4.38%                                          05/18/06    150,000       148,576,500
------------------------------------------------------------------------------------
4.15%                                          06/01/06    100,000        98,938,550
------------------------------------------------------------------------------------
4.14%                                          06/15/06    100,000        98,780,411
------------------------------------------------------------------------------------
4.15%                                          06/15/06    100,000        98,779,528
------------------------------------------------------------------------------------
4.18%                                          06/15/06    100,000        98,769,222
------------------------------------------------------------------------------------
4.22%                                          06/22/06    100,000        98,675,389
------------------------------------------------------------------------------------
4.25%                                          07/13/06    100,000        98,419,079
------------------------------------------------------------------------------------
4.37%                                          07/27/06    100,000        98,202,211
====================================================================================
                                                                       1,585,255,235
====================================================================================

U.S. TREASURY NOTE-2.46%

2.75%                                          07/31/06    125,000       124,454,227
====================================================================================

U.S. TREASURY STRIPS-0.98%(A)

4.44%                                          05/15/06     50,000        49,550,646
====================================================================================
  Total U.S. Treasury Securities (Cost
  $1,759,260,108)                                                      1,759,260,108
====================================================================================
  Total Investments (excluding Repurchase
  Agreements) (Cost $1,759,260,108)                                    1,759,260,108
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


REPURCHASE AGREEMENT-65.53%

ABN AMRO Bank N.V.
  4.52%(b)                                     03/01/06   $225,000    $  225,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(c)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(d)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
  4.52%(e)                                     03/01/06    163,091       163,090,720
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  4.52%(f)                                          --     250,000       250,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(g)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  4.52%(h)                                     03/01/06    100,000       100,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.52%(i)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.52%(j)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(k)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  4.52%(l)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(m)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(n)                                     03/01/06    225,000       225,000,000
====================================================================================
  Total Repurchase Agreement (Cost
  $3,313,090,720)                                                      3,313,090,720
====================================================================================
TOTAL INVESTMENTS-100.33% (Cost
  $5,072,350,828)                                                      5,072,350,828
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.33)%                                    (16,609,856)
====================================================================================
NET ASSETS-100.00%                                                    $5,055,740,972
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

TREASURY PORTFOLIO

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $225,028,250.
(c) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2028 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $225,028,250.
(d) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $225,028,250.
(e) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $163,111,197.
(f) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $234,545,000 U.S. Treasury obligations, 0% to 14.00% due March 31, 2006 to April 15, 2029 with an aggregate value at February 28, 2006 of $257,774,073.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $225,028,250.
(h) Repurchase agreement entered into February 28, 2006 with a maturing value of $100,012,556. Collateralized by a $107,543,000 U.S. Treasury obligation, 3.63% due May 15, 2013 with a value at February 28, 2006 of $102,002,866.
(i) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $914,621,500 U.S. Treasury obligations, 0% due November 15, 2009 to May 15, 2028 with an aggregate value at February 28, 2006 of $510,002,307.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $225,028,250.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $225,028,250.
(l) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $771,305,813 U.S. Treasury obligations, 0% due February 15, 2012 to February 15, 2019 with an aggregate value at February 28, 2006 of $510,002,428.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $225,028,250.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by a $155,430,000 U.S. Treasury obligation, 3.88% due April 15, 2029 with a value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $225,028,250.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,759,260,108)  $1,759,260,108
------------------------------------------------------------
Repurchase agreements (cost $3,313,090,720)    3,313,090,720
============================================================
    Total investments (cost $5,072,350,828)    5,072,350,828
============================================================
Interest receivable                                  691,357
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               276,295
------------------------------------------------------------
Other assets                                         113,751
============================================================
    Total assets                               5,073,432,231
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       16,341,852
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 680,179
------------------------------------------------------------
Accrued distribution fees                            500,661
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,019
------------------------------------------------------------
Accrued transfer agent fees                           66,072
------------------------------------------------------------
Accrued operating expenses                            90,476
============================================================
    Total liabilities                             17,691,259
____________________________________________________________
============================================================
Net assets applicable to shares outstanding   $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,055,413,461
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               19,793
============================================================
                                              $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,644,146,439
____________________________________________________________
============================================================
Private Investment Class                      $  709,585,950
____________________________________________________________
============================================================
Personal Investment Class                     $  268,311,499
____________________________________________________________
============================================================
Cash Management Class                         $2,005,881,874
____________________________________________________________
============================================================
Reserve Class                                 $   83,449,960
____________________________________________________________
============================================================
Resource Class                                $  343,270,707
____________________________________________________________
============================================================
Corporate Class                               $    1,094,543
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,643,939,186
____________________________________________________________
============================================================
Private Investment Class                         709,622,455
____________________________________________________________
============================================================
Personal Investment Class                        268,287,254
____________________________________________________________
============================================================
Cash Management Class                          2,005,752,156
____________________________________________________________
============================================================
Reserve Class                                     83,438,742
____________________________________________________________
============================================================
Resource Class                                   343,268,683
____________________________________________________________
============================================================
Corporate Class                                    1,094,541
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $103,100,962
==========================================================================

EXPENSES:

Advisory fees                                                    3,925,084
--------------------------------------------------------------------------
Administrative services fees                                       331,406
--------------------------------------------------------------------------
Custodian fees                                                     123,091
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,862,484
--------------------------------------------------------------------------
  Personal Investment Class                                        978,935
--------------------------------------------------------------------------
  Cash Management Class                                            965,406
--------------------------------------------------------------------------
  Reserve Class                                                    456,731
--------------------------------------------------------------------------
  Resource Class                                                   300,236
--------------------------------------------------------------------------
  Corporate Class                                                      157
--------------------------------------------------------------------------
Transfer agent fees                                                403,781
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           75,389
--------------------------------------------------------------------------
Other                                                              327,483
==========================================================================
    Total expenses                                               9,750,183
==========================================================================
Less: Fees waived and expenses reimbursed                       (3,358,544)
==========================================================================
    Net expenses                                                 6,391,639
==========================================================================
Net investment income                                           96,709,323
==========================================================================
Net realized gain from Investment securities                        19,793
==========================================================================
Net increase in net assets resulting from operations          $ 96,729,116
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $  96,709,323     $  115,795,935
----------------------------------------------------------------------------------------------
Net realized gain on investment securities                           19,793             31,521
==============================================================================================
    Net increase in net assets resulting from operations         96,729,116        115,827,456
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (36,480,766)       (52,142,881)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (13,102,103)       (16,250,959)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (4,286,574)        (4,948,434)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (35,923,545)       (33,930,310)
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (1,359,130)        (1,110,520)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (5,537,163)        (7,410,332)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (20,042)            (2,499)
==============================================================================================
    Total distributions from net investment income              (96,709,323)      (115,795,935)
==============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --           (122,918)
----------------------------------------------------------------------------------------------
  Private Investment Class                                               --            (42,124)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                              --            (15,521)
----------------------------------------------------------------------------------------------
  Cash Management Class                                                  --            (61,119)
----------------------------------------------------------------------------------------------
  Reserve Class                                                          --             (9,854)
----------------------------------------------------------------------------------------------
  Resource Class                                                         --            (17,160)
==============================================================================================
    Total distributions from net realized gains                          --           (268,696)
==============================================================================================
    Decrease in net assets resulting from distributions                  --       (116,064,631)
==============================================================================================
Share transactions-net:
  Institutional Class                                          (457,002,648)      (463,265,791)
----------------------------------------------------------------------------------------------
  Private Investment Class                                     (519,666,317)       420,439,840
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (5,150,623)       (30,746,235)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         225,193,945        553,903,903
----------------------------------------------------------------------------------------------
  Reserve Class                                                   6,247,548         (2,763,604)
----------------------------------------------------------------------------------------------
  Resource Class                                                 42,093,327        (36,607,043)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   225,233            869,308
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (708,059,535)       441,830,378
==============================================================================================
    Net increase (decrease) in net assets                      (708,039,742)       441,593,203
==============================================================================================

NET ASSETS:

  Beginning of period                                         5,763,780,714      5,322,187,511
==============================================================================================
  End of period (including undistributed net investment
    income of $307,718 and $307,718, respectively)            $5,055,740,972    $5,763,780,714
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

TREASURY PORTFOLIO

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $2,039,998.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $331,406.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $403,932.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,117,490, $717,886, $772,325, $397,356, $240,189 and $157, respectively, after FMC waived Plan fees of $744,994, $261,049, $193,081, $59,375, $60,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $15,612 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the

TREASURY PORTFOLIO

borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2005.

TREASURY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED
                                                                   FEBRUARY 28,                           YEAR ENDED
                                                                      2006(A)                           AUGUST 31, 2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     5,446,020,737    $ 5,446,020,737     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                4,202,412,465      4,202,412,465      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                     1,377,022,749      1,377,022,749      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                             8,202,266,783      8,202,266,783     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             357,313,583        357,313,583        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,281,561,416      1,281,561,416      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          5,206,904          5,206,904          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         9,426,162          9,426,162         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    2,111,383          2,111,383          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   3,148,030          3,148,030          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       5,344,027          5,344,027          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               1,192,609          1,192,609            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              3,230,833          3,230,833          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             18,329             18,329                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                    (5,912,449,547)    (5,912,449,547)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (4,724,190,165)    (4,724,190,165)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,385,321,402)    (1,385,321,402)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,982,416,865)    (7,982,416,865)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (352,258,644)      (352,258,644)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,242,698,922)    (1,242,698,922)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         (5,000,000)        (5,000,000)          (900,000)           (900,000)
=================================================================================================================================
                                                           (708,059,535)   $  (708,059,535)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and owns 29% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

TREASURY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             INSTITUTIONAL CLASS
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                 YEAR ENDED AUGUST 31,
                                            FEBRUARY 28,       ------------------------------------------------------------------
                                                2006              2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.02              0.02          0.01          0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on
    securities                                     0.00              0.00          0.00         (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations               0.02              0.02          0.01          0.01          0.02          0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.02)            (0.02)        (0.01)        (0.01)        (0.02)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --             (0.00)        (0.00)           --            --            --
=================================================================================================================================
    Total distributions                           (0.02)            (0.02)        (0.01)        (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period               $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                    1.92%             2.37%         0.98%         1.28%         2.07%         5.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $1,644,147        $2,101,143    $2,564,540    $4,367,382    $4,245,044    $3,782,581
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 0.12%(b)          0.12%         0.12%         0.11%         0.10%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 0.20%(b)          0.20%         0.19%         0.19%         0.15%         0.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       3.82%(b)          2.33%         0.95%         1.27%         2.02%         5.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,919,738,535.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-33.77%

FEDERAL FARM CREDIT BANK-3.56%

Floating Rate Bonds,
  4.43%(a)                                08/01/07    $ 90,000    $   89,975,239
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-5.52%

Unsec. Bonds,
  5.38%                                   05/15/06      30,000        30,072,805
--------------------------------------------------------------------------------
  6.09%                                   06/02/06      10,980        11,033,508
--------------------------------------------------------------------------------
Unsec. Disc. Notes,
  4.44%(b)                                06/07/06      49,500        48,902,384
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,816,909
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,929,000
================================================================================
                                                                     139,754,606
================================================================================
FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)-16.19%

Series M006, Class A, Taxable
  Multifamily VRD Ctfs.,
  4.57%(c)(d)                             10/15/45      11,965        11,964,587
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.79%                                   03/14/06      50,000        49,931,623
--------------------------------------------------------------------------------
  4.05%                                   04/04/06      50,000        49,808,750
--------------------------------------------------------------------------------
  4.10%                                   04/04/06      25,000        24,903,194
--------------------------------------------------------------------------------
  4.21%                                   04/25/06      30,000        29,807,042
--------------------------------------------------------------------------------
  4.42%                                   06/05/06      50,000        49,411,000
--------------------------------------------------------------------------------
  4.52%                                   07/18/06      50,000        49,127,389
--------------------------------------------------------------------------------
  3.88%                                   07/25/06       6,272         6,173,306
--------------------------------------------------------------------------------
  4.37%                                   08/04/06      20,000        19,621,267
--------------------------------------------------------------------------------
  4.63%                                   08/08/06      37,381        36,611,782
--------------------------------------------------------------------------------
  4.38%                                   08/15/06      30,000        29,391,146
--------------------------------------------------------------------------------
  4.58%                                   10/23/06      30,000        29,099,267
--------------------------------------------------------------------------------
  4.73%                                   12/29/06      25,000        24,004,519
================================================================================
                                                                     409,854,872
================================================================================

FEDERAL NATIONAL
  MORTGAGE ASSOCIATION
  (FNMA)-8.16%

Unsec. Floating Rate Notes,
  4.54%(e)                                05/09/06      50,000        49,998,125
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  4.07%                                   04/05/06      17,600        17,530,443
--------------------------------------------------------------------------------
  4.40%                                   05/24/06      50,000        49,486,666
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.86%                                   07/28/06      10,000         9,840,032
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  3.88%                                   07/28/06    $ 11,801    $   11,611,489
--------------------------------------------------------------------------------
  4.47%                                   09/01/06      20,000        19,543,067
--------------------------------------------------------------------------------
  4.54%                                   10/27/06      50,000        48,486,667
================================================================================
                                                                     206,496,489
================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.34%

Gtd. Floating Rate Notes,
  4.57%(c)(d)                             11/21/07       8,600         8,600,000
================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-33.77% (Cost $854,681,206)                             854,681,206
================================================================================

REPURCHASE AGREEMENTS-66.50%

Bank of Nova Scotia (The)
  4.56%(f)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  4.56%(g)                                03/01/06     187,884       187,883,914
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc
  4.56%(h)                                      --     250,000       250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.56%(i)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.56%(j)                                03/01/06     495,000       495,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(k)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.56%(l)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(m)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.56%(n)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.56%(o)                                03/01/06      50,000        50,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  4.56%(p)                                03/01/06     100,000       100,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,682,883,914)                                              1,682,883,914
================================================================================
TOTAL INVESTMENTS-100.27% (Cost
  $2,537,565,120)(q)                                               2,537,565,120
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                 (6,740,834)
================================================================================
NET ASSETS-100.00%                                                $2,530,824,286
________________________________________________________________________________
================================================================================

GOVERNMENT & AGENCY PORTFOLIO

Investment Abbreviations:

Ctfs    - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(b) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(d) Demand security; Payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $100,012,667.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $187,907,712.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,056,000 U.S. Government obligations, 0% to 7.25% due August 9, 2006 to May 1, 2030 with an aggregate value at February 28, 2006 of $255,660,278.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $100,012,667.
(j) Joint repurchase agreement entered into February, 2006 with an aggregate maturing value of $500,063,333. Collateralized by $466,423,000 U.S. Government obligations, 0% to 7.25% due July 15, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $510,000,688. The amount to be received upon repurchase by the Fund is $495,062,700.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $100,012,667.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $100,012,667.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $100,012,667.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $100,012,667.
(o) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $50,006,333.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $100,012,667.
(q) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $854,681,206)    $  854,681,206
------------------------------------------------------------
Repurchase agreements (cost $1,682,883,914)    1,682,883,914
============================================================
     Total investments (cost $2,537,565,120)   2,537,565,120
============================================================
Receivables for:
  Interest                                         1,697,835
------------------------------------------------------------
  Fund expenses absorbed                              11,187
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                96,557
------------------------------------------------------------
Other assets                                          51,253
============================================================
     Total assets                              2,539,421,952
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Dividends                                        8,057,149
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                224,116
------------------------------------------------------------
Accrued distribution fees                            205,957
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,605
------------------------------------------------------------
Accrued transfer agent fees                           28,567
------------------------------------------------------------
Accrued operating expenses                            75,272
============================================================
     Total liabilities                             8,597,666
============================================================
Net assets applicable to shares outstanding   $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,530,622,728
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (42,225)
============================================================
                                              $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $1,210,204,139
____________________________________________________________
============================================================
Private Investment Class                      $  538,324,604
____________________________________________________________
============================================================
Personal Investment Class                     $   27,271,346
____________________________________________________________
============================================================
Cash Management Class                         $  453,811,289
____________________________________________________________
============================================================
Reserve Class                                 $   14,408,248
____________________________________________________________
============================================================
Resource Class                                $  244,490,293
____________________________________________________________
============================================================
Corporate Class                               $   42,314,367
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,210,122,316
____________________________________________________________
============================================================
Private Investment Class                         538,295,245
____________________________________________________________
============================================================
Personal Investment Class                         27,269,184
____________________________________________________________
============================================================
Cash Management Class                            453,781,222
____________________________________________________________
============================================================
Reserve Class                                     14,407,516
____________________________________________________________
============================================================
Resource Class                                   244,470,226
____________________________________________________________
============================================================
Corporate Class                                   42,312,251
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $50,222,867
=========================================================================

EXPENSES:

Advisory fees                                                   1,235,938
-------------------------------------------------------------------------
Administrative services fees                                      264,809
-------------------------------------------------------------------------
Custodian fees                                                     55,342
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,603,474
-------------------------------------------------------------------------
  Personal Investment Class                                       131,853
-------------------------------------------------------------------------
  Cash Management Class                                           253,697
-------------------------------------------------------------------------
  Reserve Class                                                    60,203
-------------------------------------------------------------------------
  Resource Class                                                  257,269
-------------------------------------------------------------------------
  Corporate Class                                                   9,917
-------------------------------------------------------------------------
Transfer agent fees                                               184,309
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          39,534
-------------------------------------------------------------------------
Other                                                             217,374
=========================================================================
    Total expenses                                              4,313,719
=========================================================================
Less: Fees waived                                              (1,298,964)
=========================================================================
    Net expenses                                                3,014,755
=========================================================================
Net investment income                                          47,208,112
=========================================================================
Net realized gain from Investment securities                       80,046
=========================================================================
Net increase in net assets resulting from operations          $47,288,158
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  47,208,112     $   55,764,937
----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                  80,046            (37,066)
==============================================================================================
    Net increase in net assets resulting from operations         47,288,158         55,727,871
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (18,862,510)       (22,319,218)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (11,589,887)       (13,383,231)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (590,635)          (698,157)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (9,747,613)       (14,529,788)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (192,665)           (67,283)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (4,929,143)        (4,673,075)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (1,295,659)           (94,185)
==============================================================================================
    Decrease in net assets resulting from distributions         (47,208,112)       (55,764,937)
==============================================================================================
Share transactions-net:
  Institutional Class                                           210,641,982       (272,301,911)
----------------------------------------------------------------------------------------------
  Private Investment Class                                     (212,521,335)       265,863,759
----------------------------------------------------------------------------------------------
  Personal Investment Class                                     (10,754,177)         8,877,849
----------------------------------------------------------------------------------------------
  Cash Management Class                                        (199,588,913)      (351,630,856)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   9,767,608          1,801,483
----------------------------------------------------------------------------------------------
  Resource Class                                                 13,748,628       (156,429,026)
----------------------------------------------------------------------------------------------
  Corporate Class                                               (19,695,820)        62,008,071
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (208,402,027)      (441,810,631)
==============================================================================================
    Net increase (decrease) in net assets                      (208,321,981)      (441,847,697)
==============================================================================================

NET ASSETS:

  Beginning of period                                         2,739,146,267      3,180,993,964
==============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,530,824,286    $2,739,146,267
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT & AGENCY PORTFOLIO

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $512,394.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $264,809.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $185,391.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $962,084, $96,692, $202,958, $52,377, $205,815 and $9,917, respectively, after FMC waived Plan fees of $641,390, $35,161, $50,739, $7,826, $51,454 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $8,387 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                   $ 74,152
-----------------------------------------------------------------------------
August 31, 2013                                                     48,119
=============================================================================
Total capital loss carryforward                                   $122,271
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                   FEBRUARY 28,                           AUGUST 31,
                                                                     2006 (A)                                2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,453,633,067    $ 7,453,633,067     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,784,784,039      1,784,784,039      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 244,206,635        244,206,635        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,090,351,296      2,090,351,296      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              89,568,124         89,568,124         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,124,857,126      1,124,857,126      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        243,579,152        243,579,152        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         8,793,303          8,793,303          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    5,153,758          5,153,758          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      39,829             39,829             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       8,639,311          8,639,311         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 167,646            167,646             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              2,194,353          2,194,353          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          1,059,582          1,059,582              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,251,784,388)    (7,251,784,388)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (2,002,459,132)    (2,002,459,132)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (255,000,641)      (255,000,641)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,298,579,520)    (2,298,579,520)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (79,968,162)       (79,968,162)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,113,302,851)    (1,113,302,851)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (264,334,554)      (264,334,554)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           (208,402,027)   $  (208,402,027)      (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.

(b)  Corporate Class shares commenced sales on June 30, 2005.

GOVERNMENT & AGENCY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               INSTITUTIONAL CLASS
                                                ---------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                               YEAR ENDED AUGUST 31,
                                                FEBRUARY 28,       --------------------------------------------------------------
                                                    2006             2005         2004          2003          2002         2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     1.00        $   1.00    $     1.00    $     1.00    $     1.00    $   1.00
=================================================================================================================================
Income from investment operations:
  Net investment income                                0.02            0.02          0.01          0.01          0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities            0.00           (0.00)        (0.00)         0.00          0.00        0.00
=================================================================================================================================
    Total from investment operations                   0.02            0.02          0.01          0.01          0.02        0.05
=================================================================================================================================
Less dividends from net investment income             (0.02)          (0.02)        (0.01)        (0.01)        (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                   $     1.00        $   1.00    $     1.00    $     1.00    $     1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                        1.97%           2.44%         1.03%         1.30%         2.09%       5.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $1,210,204        $999,532    $1,271,847    $1,503,729    $1,624,735    $737,168
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                     0.12%(b)        0.12%         0.12%         0.12%         0.12%       0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     0.16%(b)        0.17%         0.15%         0.15%         0.15%       0.15%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               3.94%(b)        2.42%         1.03%         1.28%         2.01%       5.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $960,403,460.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)        VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--100.31%

FEDERAL FARM CREDIT BANK--13.06%

Disc. Notes(a)
  4.29%                                        03/24/06    $10,000    $  9,972,591
----------------------------------------------------------------------------------
Floating Rate Bonds(b)
  4.43%                                        08/01/07      9,000       8,997,524
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(b)
  4.47%                                        03/01/07      4,050       4,050,475
==================================================================================
                                                                        23,020,590
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)--87.25%

Unsec. Disc. Notes(a)
  4.35%(c)                                     03/01/06     85,103      85,102,696
----------------------------------------------------------------------------------
  4.43%                                        04/05/06      8,000       7,965,505
----------------------------------------------------------------------------------
  4.37%                                        04/12/06     10,000       9,949,017
----------------------------------------------------------------------------------
  4.36%                                        05/24/06      8,000       7,918,651
----------------------------------------------------------------------------------
  4.41%                                        06/07/06     10,000       9,879,814
----------------------------------------------------------------------------------
  3.95%                                        07/17/06      2,768       2,726,088
----------------------------------------------------------------------------------
  4.50%                                        07/21/06      5,000       4,911,211
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,000,569
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(b)
  4.46%                                        08/21/06     17,385      17,384,398
----------------------------------------------------------------------------------
Unsec. Global Bonds
  3.25%                                        07/21/06      3,000       2,991,480
==================================================================================
                                                                       153,829,429
==================================================================================
TOTAL INVESTMENTS-100.31% (Cost
  $176,850,019)(d)                                                     176,850,019
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.31)%                                     (540,727)
==================================================================================
NET ASSETS-100.00%                                                    $176,309,292
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $176,850,019)      $176,850,019
-----------------------------------------------------------
Cash                                                 19,569
-----------------------------------------------------------
Interest receivable                                  72,809
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               56,210
-----------------------------------------------------------
Other assets                                         19,931
===========================================================
    Total assets                                177,018,538
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         545,977
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 75,844
-----------------------------------------------------------
Accrued distribution fees                            15,144
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,728
-----------------------------------------------------------
Accrued transfer agent fees                           2,387
-----------------------------------------------------------
Accrued operating expenses                           67,166
===========================================================
    Total liabilities                               709,246
===========================================================
Net assets applicable to shares outstanding    $176,309,292
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $176,305,198
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 564
===========================================================
                                               $176,309,292
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 75,049,095
___________________________________________________________
===========================================================
Private Investment Class                       $ 41,933,627
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,290,336
___________________________________________________________
===========================================================
Cash Management Class                          $ 42,951,264
___________________________________________________________
===========================================================
Reserve Class                                  $    177,803
___________________________________________________________
===========================================================
Resource Class                                 $  9,637,727
___________________________________________________________
===========================================================
Corporate Class                                $    269,440
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              75,021,442
___________________________________________________________
===========================================================
Private Investment Class                         41,958,819
___________________________________________________________
===========================================================
Personal Investment Class                         6,292,372
___________________________________________________________
===========================================================
Cash Management Class                            42,949,162
___________________________________________________________
===========================================================
Reserve Class                                       177,803
___________________________________________________________
===========================================================
Resource Class                                    9,639,546
___________________________________________________________
===========================================================
Corporate Class                                     269,440
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $3,843,870
========================================================================


EXPENSES:

Advisory fees                                                    193,706
------------------------------------------------------------------------
Administrative services fees                                      24,794
------------------------------------------------------------------------
Custodian fees                                                     3,871
------------------------------------------------------------------------
Distribution fees:

  Private Investment Class                                       127,305
------------------------------------------------------------------------
  Personal Investment Class                                       24,375
------------------------------------------------------------------------
  Cash Management Class                                           15,689
------------------------------------------------------------------------
  Reserve Class                                                        9
------------------------------------------------------------------------
  Resource Class                                                   7,524
------------------------------------------------------------------------
  Corporate Class                                                      1
------------------------------------------------------------------------
Transfer agent fees                                               15,477
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         11,471
------------------------------------------------------------------------
Registration and filing fees                                      36,796
------------------------------------------------------------------------
Printing and postage                                              31,962
------------------------------------------------------------------------
Professional services fees                                        28,787
------------------------------------------------------------------------
Other                                                             30,109
========================================================================
     Total expenses                                              551,876
========================================================================
Less: Fees waived and expenses reimbursed                       (333,755)
========================================================================
     Net expenses                                                218,121
========================================================================
Net investment income                                          3,625,749
========================================================================
Net realized gain from investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $3,625,948
________________________________________________________________________
========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                              FEBRUARY 28,      AUGUST 31,
                                                                  2006             2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  3,625,749     $   3,500,939
--------------------------------------------------------------------------------------------
  Net realized gain on investment securities                           199               365
============================================================================================
    Net increase in net assets resulting from operations         3,625,948         3,501,304
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (1,869,806)       (1,311,658)
--------------------------------------------------------------------------------------------
  Private Investment Class                                        (913,112)       (1,414,678)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (107,967)         (116,255)
--------------------------------------------------------------------------------------------
  Cash Management Class                                           (594,355)         (376,931)
--------------------------------------------------------------------------------------------
  Reserve Class                                                        (30)               (6)
--------------------------------------------------------------------------------------------
  Resource Class                                                  (140,287)         (281,411)
--------------------------------------------------------------------------------------------
  Corporate Class                                                     (192)               --
============================================================================================
  Decrease in net assets resulting from distributions           (3,625,749)       (3,500,939)
============================================================================================
Share transactions-net:
  Institutional Class                                           (7,795,711)       26,652,677
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (27,343,452)     (207,122,742)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                        683,029          (479,457)
--------------------------------------------------------------------------------------------
  Cash Management Class                                          8,296,954        29,580,995
--------------------------------------------------------------------------------------------
  Reserve Class                                                    177,803                (1)
--------------------------------------------------------------------------------------------
  Resource Class                                                 2,732,026        (3,650,876)
--------------------------------------------------------------------------------------------
  Corporate Class                                                  269,440                --
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (22,979,911)     (155,019,404)
============================================================================================
    Net increase (decrease) in net assets                      (22,979,712)     (155,019,039)
============================================================================================

NET ASSETS:

  Beginning of period                                          199,289,004       354,308,043
============================================================================================
  End of period (including undistributed net investment
    income of $3,530 and $3,530, respectively)                $176,309,292     $ 199,289,004
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $258,959.

  The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $24,794.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $15,477.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $63,653, $17,875, $12,551, $8, $6,019 and $1, respectively, after FMC waived Plan fees of $63,652, $6,500, $3,138, $1, $1,505 and $0, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2006, the Fund paid legal fees of $2,782 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED                      YEAR ENDED
                                                                        FEBRUARY 28,                        AUGUST 31,
                                                                           2006(A)                             2005
                                                              ---------------------------------    -----------------------------
                                                                  SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,199,580,507    $ 1,199,580,507     636,405,085    $ 636,405,085
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       160,858,015        160,858,015     395,039,783      395,039,783
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       21,792,395         21,792,395      29,626,154       29,626,154
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          104,261,559        104,261,559     100,732,765      100,732,765
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                      177,796            177,796          46,969           46,969
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   4,727,794          4,727,794      72,172,246       72,172,246
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 269,440            269,440              --               --
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              1,109,418          1,109,418         352,603          352,603
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           293,929            293,929         403,335          403,335
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            3,291              3,291           3,349            3,349
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                              586,513            586,513         258,777          258,777
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                            7                  7              --               --
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     131,349            131,349         266,396          266,396
================================================================================================================================
Reacquired:
  Institutional Class                                         (1,208,485,636)    (1,208,485,636)   (610,105,011)    (610,105,011)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (188,495,396)      (188,495,396)   (602,565,860)    (602,565,860)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,112,657)       (21,112,657)    (30,108,960)     (30,108,960)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          (96,551,118)       (96,551,118)    (71,410,547)     (71,410,547)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           --                 --         (46,970)         (46,970)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  (2,127,117)        (2,127,117)    (76,089,518)     (76,089,518)
================================================================================================================================
                                                                 (22,979,911)   $   (22,979,911)   (155,019,404)   $(155,019,404)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    INSTITUTIONAL CLASS
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                          YEAR ENDED AUGUST 31,
                                                          FEBRUARY 28,       ----------------------------------------------------
                                                              2006            2005       2004       2003       2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.02             0.02       0.01       0.01       0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities                                      0.00             0.00       0.00       0.00       0.00        0.00
=================================================================================================================================
    Total from investment operation                            0.02             0.02       0.01       0.01       0.02        0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.02)           (0.02)     (0.01)     (0.01)     (0.02)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --               --      (0.00)     (0.00)     (0.00)      (0.00)
=================================================================================================================================
    Total distributions                                       (0.02)           (0.02)     (0.01)     (0.01)     (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                              $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                1.93%            2.39%      0.99%      1.24%      1.98%       5.31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $75,049          $82,845    $56,192    $84,989    $67,754    $208,307
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.12%(b)         0.12%      0.12%      0.13%      0.13%       0.12%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.39%(b)         0.41%      0.33%      0.33%      0.25%       0.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets           3.85%(b)         2.40%      0.98%      1.21%      1.98%       5.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $98,179,094.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

    If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

    On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

- that the defendants permitted improper market timing and related activity in the AIM Funds;

- that certain AIM Funds inadequately employed fair value pricing;

- that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

- that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action

SHORT-TERM INVESTMENTS TRUST

Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also:
(i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173

James T. Bunch                    Mark H. Williamson                            INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
                                  Todd L. Spillane                              Suite 100
Chair                             Chief Compliance Officer                      Houston, TX 77046-1173

Albert R. Dowden                  Russell C. Burk                               TRANSFER AGENT
                                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Edward K. Dunn Jr.                                                              P.O. Box 4739
                                  John M. Zerr                                  Houston, TX 77210-4739
Jack M. Fields                    Senior Vice President, Secretary and Chief
                                  Legal Officer                                 CUSTODIAN
Carl Frischling                                                                 The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
Robert H. Graham                  Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Vice Chair                                                                      COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Prema Mathai-Davis                Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Lewis F. Pennock                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Ruth H. Quigley                                                                 COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                        Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Raymond Stickel, Jr.              Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
Mark H. Williamson                                                              Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


                                                   [YOUR GOALS. OUR SOLUTIONS.]
                                                      --Registered Trademark--


                                                                   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com       STIT-SAR-1    Fund Management Company           --Registered Trademark--

                                                       PERSONAL INVESTMENT CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                               FEBRUARY 28, 2006
                                                               SEMIANNUAL REPORT

                                  [COVER IMAGE]
 SEMI
ANNUAL

========================================================
INSIDE THIS REPORT

Letter to Shareholders .............................   1

Fund Data ..........................................   2

Fund Objectives and Strategies .....................   2

Letter from Independent
Chairman of Board of Trustees ......................   4

Calculating Your Ongoing Fund Expenses .............   5

Approval of Investment Advisory Agreements and
Summary of Independent Written Fee Evaluation ......   6

Financial Pages:
   Liquid Assets Portfolio .........................  10
   STIC Prime Portfolio ............................  30
   Treasury Portfolio ..............................  42
   Government & Agency Portfolio ...................  52
   Government TaxAdvantage Portfolio ...............  62
========================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST


















                        DEAR SHAREHOLDER:

                        We are pleased to present this report on the performance
     [GRAHAM            of the Personal Investment Class of Short-Term
      PHOTO]            Investments Trust, part of AIM Cash Management, covering
                        the six-month reporting period ended February 28, 2006.
                        Thank you for investing with us.

  ROBERT H. GRAHAM              Through a combination of short-term cash
                        management vehicles and selective use of a longer
                        maturity schedule for higher yields, each fund continued
                        to provide competitive returns. Each fund continued to
   [WILLIAMSON          maintain a relatively short maturity structure to take
      PHOTO]            advantage of any sudden rise in market yields.

                                Each fund also continued to hold the highest
 MARK H. WILLIAMSON     credit quality ratings given by three widely known
                        credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of each fund's overall credit quality, market price exposure and management.


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand over the reporting period, albeit somewhat unevenly. The fourth quarter of 2005 marked the end of remarkably stable growth in gross domestic product (GDP), the broadest measure of U.S. economic activity. For eight consecutive quarters, GDP had risen at annualized rates of between 3.3% and 4.3%. A spike in energy prices before and after several severe hurricanes hit the U.S. Gulf Coast stifled consumer spending, widened the trade gap and hurt retail sales. These, in turn, led to anemic GDP growth the fourth quarter. However, in January, retail sales rose by 2.9% and the jobless rate fell to 4.7%, which was the lowest reading since July 2001.


    The economy regained momentum at the beginning of the first quarter of 2006. From the end of 2003 to the close of the reporting period, the Federal Reserve Board (the Fed) raised the federal funds rate by 25 basis points (0.25%) 14 times, to 4.50%. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

    Interest rates of short-term Treasuries have been volatile as the Fed has raised interest rates. At the close of the reporting period, the Treasury yield curve remained relatively flat, with the difference in yields between three-month Treasury securities and the 30-year Treasury bond less than 50 basis points (0.50%).

IN CONCLUSION

We are pleased to send you this report on your investment. AIM Investments--REGISTERED TRADEMARK-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                                            /S/ MARK H. WILLIAMSON
Robert H. Graham                                                Mark H. Williamson
Vice Chair & President, Short-Term Investments Trust            President, A I M Advisors, Inc.

April 12, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                                                    SHORT-TERM INVESTMENTS TRUST

====================================================================================================================================
FUND DATA

DATA AS OF 2/28/06

                                                YIELDS                  WEIGHTED AVERAGE MATURITY
                                       7-DAY              MONTHLY      RANGE DURING             AT
FUND                                 SEC YIELD              YIELD    REPORTING PERIOD        PERIOD END         NET ASSETS

Liquid Assets                          3.91%                3.89%        21-39 days           32 days        $  87.5 million

STIC Prime                             3.94                 3.90         10-22 days           15 days          168.0 million

Treasury                               3.76                 3.74         22-39 days           30 days          268.3 million

Government & Agency                    3.85                 3.82         20-40 days           33 days           27.2 million

Government TaxAdvantage                3.81                 3.79         13-45 days           31 days            6.3 million


Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

====================================================================================================================================

====================================================================================================================================
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                             GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of         Government & Agency Portfolio seeks to maximize current
current income as is consistent with the preservation of            income consistent with the preservation of capital and the
capital and liquidity.                                              maintenance of liquidity.

   The Fund invests primarily in short-term money market               The Fund invests in direct obligations of the U.S.
instruments that blend top-tier, high quality U.S. dollar-          Treasury and other securities issued or guaranteed as to
denominated obligations, which include commercial paper,            payment of principal and interest by the U.S. government or
certificates of deposit, master and promissory notes,               by its agencies or instrumentalities, as well as repurchase
municipal securities and repurchase agreements.                     agreements secured by such obligations. Securities purchased by the Fund will have maturities of 397 days or less.
STIC PRIME PORTFOLIO

STIC Prime Portfolio seeks to maximize current income               GOVERNMENT TAXADVANTAGE PORTFOLIO
consistent with the preservation of capital and the
maintenance of liquidity.                                           Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the
   The Fund invests in high quality U.S. dollar-denominated         maintenance of liquidity.
commercial paper and other commercial instruments with
maturities of 60 days or less, including certificates of               The Fund may invest in direct obligations of the U.S.
deposit, repurchase agreements and master notes.                    Treasury and in U.S. government agency securities with
                                                                    maturities of 397 days or less. This is intended to provide
TREASURY PORTFOLIO                                                  shareholders with dividends exempt from state and local
                                                                    income taxes in some jurisdictions. Investors residing in
Treasury Portfolio seeks to maximize current income                 states with state income tax may find it more profitable to
consistent with the preservation of capital and the                 invest in this Fund than in a fund not designed to comply
maintenance of liquidity.                                           with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular
   The Fund invests in direct obligations of the U.S.               situation.
Treasury and repurchase agreements backed by Treasury
obligations. Securities purchased by the Fund will have
maturities of 397 days or less.
====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST


===========================================================================                   ======================================
FUND COMPOSITION BY MATURITY                                                                  FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/06                                                                        IN DAYS, AS OF 2/28/06

                 LIQUID                       GOVERNMENT        GOVERNMENT                    STIC PRIME PORTFOLIO
                 ASSETS        TREASURY        & AGENCY        TAXADVANTAGE
                PORTFOLIO*     PORTFOLIO      PORTFOLIO**       PORTFOLIO**                   1-7                           42.3%

1-7               66.0%          65.3%          72.6%             55.5%                       8-14                          11.0

8-30              13.6            3.9            2.0              15.5                        15-21                         11.2

31-90             11.8           14.7            8.9              14.6                        22-28                         16.0

91-180            3.5            16.1           11.7              11.6                        29-35                         10.2

181+              5.1             0.0            4.8               2.8                        36-42                          4.5

                                                                                              43-60                          4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*  The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================


====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================


====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST

       [CROCKETT          DEAR FELLOW AIM FUND SHAREHOLDERS:
         PHOTO]
                          Having completed a year of transition and change at
                          AIM Funds--as well as my first full year as your
   BRUCE L. CROCKETT      board's independent chair--I can assure you that
                          shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                             Some highlights of 2005 board activity:


                             o Board approval of voluntary fee reductions, which are saving shareholders more than $20 million annually, based on asset levels as of March 31, 2005.

                             o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                             o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                             In 2006, your board will continue to focus on
                          reducing costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                             The AIM Funds board is pleased to welcome our
                          newest independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                             Your board welcomes your views. Please mail them to
                          me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                          Sincerely,


                          /s/ BRUCE L. CROCKETT
                          Bruce L. Crockett
                          Independent Chair
                          On Behalf of the Board of Trustees
                          AIM Funds

                          April 12, 2006

SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,           The hypothetical account values and
                                             to estimate the expenses that you paid        expenses may not be used to estimate the
As a shareholder of a Personal               over the period. Simply divide your           actual ending account balance or
Investment Class, you incur ongoing          account value by $1,000 (for example, an      expenses you paid for the period. You
costs, including management fees,            $8,600 account value divided by $1,000 =      may use this information to compare the
distribution and/or service fees (12b-1)     8.6), then multiply the result by the         ongoing costs of investing in a Fund and
and other Fund expenses. This example is     number in the table under the heading         other funds. To do so, compare this 5%
intended to help you understand your         entitled "Actual Expenses Paid During         hypothetical example with the 5%
ongoing costs (in dollars) of investing      Period" to estimate the expenses you          hypothetical examples that appear in the
in the Funds and compare these costs         paid on your account during this period.      shareholder reports of the other funds.
with ongoing costs of investing in other
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
investment of $1,000 invested at the         PURPOSES                                      in the table are meant to highlight your
beginning of the period and held for the                                                   ongoing costs only. Therefore, the
entire period September 1, 2005, through     The table below also provides                 hypothetical information is useful in
February 28, 2006.                           information about hypothetical account        comparing ongoing costs only, and will
                                             values and hypothetical expenses based        not help you determine the relative
ACTUAL EXPENSES                              on each Fund's actual expense ratio and       total costs of owning different funds.
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not a Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table,

====================================================================================================================================


                                                             ACTUAL                        HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

                                 BEGINNING          ENDING            EXPENSES        ENDING           EXPENSES          ANNUALIZED
                               ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING   ACCOUNT VALUE      PAID DURING          EXPENSE
    FUND                          (9/1/05)       (2/28/06)(1)        PERIOD(2)      (2/28/06)          PERIOD(2)           RATIO
Liquid Assets                    $1,000.00        $1,017.30            $3.35        $1,021.47            $3.36             0.67%
STIC Prime                        1,000.00         1,017.40             3.35         1,021.47             3.36             0.67
Treasury                          1,000.00         1,016.40             3.35         1,021.47             3.36             0.67
Government
& Agency                          1,000.00         1,017.00             3.35         1,021.47             3.36             0.67
Government
TaxAdvantage                      1,000.00         1,016.60             3.35         1,021.47             3.36             0.67



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2005, through
    February 28, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees (the "Board") of       to be provided by AIM under the Advisory      Government & Agency Portfolio
Short-Term Investments Trust (the            Agreement. Based on such review, the
"Trust") oversees the management of each     Board concluded that the range of             o The performance of the Fund relative
Fund of the Trust, and as required by        services to be provided by AIM under the      to comparable funds. The Board reviewed
law, determines annually whether to          Advisory Agreement was appropriate and        the performance of the Fund during the
approve the continuance of each Fund's       that AIM currently is providing services      past one, three and five calendar years
advisory agreement with A I M Advisors,      in accordance with the terms of the           against the performance of funds advised
Inc. ("AIM"). Based upon the                 Advisory Agreement.                           by other advisors with investment
recommendation of the Investments                                                          strategies comparable to those of the
Committee of the Board at a meeting held     o The quality of services to be provided      Fund. The Board noted that the Fund's
on June 30, 2005, the Board, including       by AIM. The Board reviewed the                performance in such periods was above
all of the independent trustees,             credentials and experience of the             the median performance of such
approved the continuance of the advisory     officers and employees of AIM who will        comparable funds. Based on this review,
agreement (the "Advisory Agreement")         provide investment advisory services to       the Board concluded that no changes
between each Fund and AIM for another        each Fund. In reviewing the                   should be made to the Fund and that it
year, effective July 1, 2005.                qualifications of AIM to provide              was not necessary to change the Fund's
                                             investment advisory services, the Board       portfolio management team at this time.
   The Board considered the factors          reviewed the qualifications of AIM's
discussed below in evaluating the            investment personnel and considered such      o The performance of the Fund relative
fairness and reasonableness of each          issues as AIM's portfolio and product         to indices. The Board reviewed the
Fund's Advisory Agreement at the meeting     review process, AIM's legal and               performance of the Fund during the past
on June 30, 2005 and as part of the          compliance function, AIM's use of             one, three and five calendar years
Board's ongoing oversight of each Fund.      technology, AIM's portfolio                   against the performance of the Lipper
In their deliberations, the Board and        administration function and the quality       Institutional US Government Money Market
the independent trustees did not             of AIM's investment research. Based on        Index. The Board noted that the Fund's
identify any particular factor that was      the review of these and other factors,        performance for the one and three year
controlling, and each trustee attributed     the Board concluded that the quality of       periods was above the performance of
different weights to the various             services to be provided by AIM was            such Index and comparable to such Index
factors.                                     appropriate and that AIM currently is         for the five year period. Based on this
                                             providing satisfactory services in            review, the Board concluded that no
   One of the responsibilities of the        accordance with the terms of the              changes should be made to the Fund and
Senior Officer of the Funds, who is          Advisory Agreement.                           that it was not necessary to change the
independent of AIM and AIM's affiliates,                                                   Fund's portfolio management team at this
is to manage the process by which the        o Meeting with the Funds' portfolio           time.
Funds' proposed management fees are          managers and investment personnel. With
negotiated to ensure that they are           respect to each Fund, the Board is            o Fees relative to those of clients of
negotiated in a manner which is at arm's     meeting periodically with each Fund's         AIM with comparable investment
length and reasonable. To that end, the      portfolio manager and/or other                strategies. The Board reviewed the
Senior Officer must either supervise a       investment personnel and believes that        advisory fee rate for the Fund under the
competitive bidding process or prepare       such individuals are competent and able       Advisory Agreement. The Board noted that
an independent written evaluation. The       to continue to carry out their                this rate was comparable to the advisory
Senior Officer has recommended an            responsibilities under the Advisory           fee rates for two institutional money
independent written evaluation in lieu       Agreement.                                    market funds, and lower than the
of a competitive bidding process and,                                                      advisory fee rates for a third
upon the direction of the Board, has         o Overall performance of AIM. The Board       institutional money market fund (which
prepared such an independent written         considered the overall performance of         has an "all-in" fee structure whereby
evaluation. Such written evaluation also     AIM in providing investment advisory and      AIM pays all of the fund's ordinary
considered certain of the factors            portfolio administrative services to          operating expenses), advised by AIM with
discussed below. In addition, as             each Fund and concluded that such             investment strategies comparable to
discussed below, the Senior Officer made     performance was satisfactory.                 those of the Fund. The Board noted that
certain recommendations to the Board in                                                    AIM has agreed to waive fees and/or
connection with such written evaluation.     o Independent written evaluation and          limit expenses of the Fund, as discussed
                                             recommendations of the Funds' Senior          below. Based on this review, the Board
   The discussion below serves as a          Officer. The Board noted that, upon           concluded that the advisory fee rate for
summary of the Senior Officer's              their direction, the Senior Officer of        the Fund under the Advisory Agreement
independent written evaluation and           the Funds, who is independent of AIM and      was fair and reasonable.
recommendations to the Board in              AIM's affiliates, had prepared an
connection there-with, as well as a          independent written evaluation in order       o Fees relative to those of comparable
discussion of the material factors and       to assist the Board in determining the        funds with other advisors. The Board
the conclusions with respect thereto         reasonableness of the proposed                reviewed the advisory fee rate for the
that formed the basis for the Board's        management fees of the AIM Funds,             Fund under the Advisory Agreement. The
approval of each Fund's Advisory             including these Funds. The Board noted        Board compared effective contractual
Agreement. After consideration of all of     that the Senior Officer's written             advisory fee rates at a common asset
the factors below and based on its           evaluation had been relied upon by the        level and noted that the Fund's rate was
informed business judgment, the Board        Board in this regard in lieu of a             below the median rate of the funds
determined that each Fund's Advisory         competitive bidding process. In               advised by other advisors with
Agreement is in the best interests of        determining whether to continue the           investment strategies comparable to
the Fund and its shareholders and that       Advisory Agreement for each Fund, the         those of the Fund that the Board
the compensation to AIM under each           Board considered the Senior Officer's         reviewed. The Board noted that AIM has
Fund's Advisory Agreement is fair and        written evaluation and the                    agreed to waive fees and/or limit
reasonable and would have been obtained      recommendation made by the Senior             expenses of the Fund, as discussed
through arm's length negotiations.           Officer to the Board that the Board           below. Based on this review, the Board
                                             consider implementing a process to            concluded that the advisory fee rate for
FUND-SPECIFIC FACTORS WITH THE SAME          assist them in more closely monitoring        the Fund under the Advisory Agreement
CONCLUSIONS                                  the performance of the AIM Funds. The         was fair and reasonable.
                                             Board concluded that it would be
The Board considered the following           advisable to implement such a process as      o Expense limitations and fee waivers.
fund-specific factors separately for         soon as reasonably practicable.               The Board noted that AIM has
each Fund and reached the same                                                             contractually agreed to waive fees
conclusions for each such Fund, which        FUND-SPECIFIC FACTORS WITH SEPARATE           and/or limit expenses of the Fund in an
conclusions are set forth below.             CONCLUSIONS                                   amount necessary to limit total annual
                                                                                           operating expenses to a specified
o The nature and extent of the advisory      The Board considered the following            percentage of average daily net assets
services to be provided by AIM. The          fund-specific factors separately for          for each class of the Fund. The Board
Board reviewed the services                  each Fund and reached separate                considered the contractual nature of
                                             conclusions for each such Fund, which         this fee waiv-
                                             conclusions are set forth below.
                                                                                                                       (continued)

SHORT-TERM INVESTMENTS TRUST

er/expense limitation and noted that it      (which has an "all-in" fee structure          uidity, increased diversification or
remains in effect until August 31, 2006.     whereby AIM pays all of the fund's            decreased transaction costs. The Board
The Board considered the effect this fee     ordinary operating expenses), advised by      also found that the Fund will not
waiver/expense limitation would have on      AIM with investment strategies                receive reduced services if it invests
the Fund's estimated expenses and            comparable to those of the Fund. The          its cash balances in such money market
concluded that the levels of fee             Board noted that AIM has agreed to waive      funds. The Board noted that, to the
waivers/expense limitations for the Fund     fees and/or limit expenses of the Fund,       extent the Fund invests in affiliated
were fair and reasonable.                    as discussed below. Based on this             money market funds, AIM has voluntarily
                                             review, the Board concluded that the          agreed to waive a portion of the
o Breakpoints and economies of scale.        advisory fee rate for the Fund under the      advisory fees it receives from the Fund
The Board reviewed the structure of the      Advisory Agreement was fair and               attributable to such investment. The
Fund's advisory fee under the Advisory       reasonable.                                   Board further determined that the
Agreement, noting that it does not                                                         proposed securities lending program and
include any breakpoints. The Board           o Fees relative to those of comparable        related procedures with respect to the
considered whether it would be               funds with other advisors. The Board          lending Fund is in the best interests of
appropriate to add advisory fee              reviewed the advisory fee rate for the        the lending Fund and its respective
breakpoints for the Fund or whether, due     Fund under the Advisory Agreement. The        shareholders. The Board therefore
to the nature of the Fund and the            Board compared effective contractual          concluded that the investment of cash
advisory fee structures of comparable        advisory fee rates at a common asset          collateral received in connection with
funds, it was reasonable to structure        level and noted that the Fund's rate was      the securities lending program in the
the advisory fee without breakpoints.        below the median rate of the funds            money market funds according to the
Based on this review, the Board              advised by other advisors with                procedures is in the best interests of
concluded that it was not necessary to       investment strategies comparable to           the lending Fund and its respective
add advisory fee breakpoints to the          those of the Fund that the Board              shareholders.
Fund's advisory fee schedule. The Board      reviewed. The Board noted that AIM has
reviewed the level of the Fund's             agreed to waive fees and/or limit             Liquid Assets Portfolio
advisory fees, and noted that such fees,     expenses of the Fund, as discussed
as a percentage of the Fund's net            below. Based on this review, the Board        o The performance of the Fund relative
assets, would remain constant under the      concluded that the advisory fee for the       to comparable funds. The Board reviewed
Advisory Agreement because the Advisory      Fund under the Advisory Agreement was         the performance of the Fund during the
Agreement does not include any               fair and reasonable.                          past one, three and five calendar years
breakpoints. The Board concluded that                                                      against the performance of funds advised
the Fund's fee levels under the Advisory     o Expense limitations and fee waivers.        by other advisors with investment
Agreement therefore would not reflect        The Board noted that AIM has                  strategies comparable to those of the
economies of scale.                          contractually agreed to waive fees            Fund. The Board noted that the Fund's
                                             and/or limit expenses of the Fund in an       performance in such periods was above
o Investments in affiliated money market     amount necessary to limit total annual        the median performance of such
funds. Not applicable because the Fund       operating expenses to a specified             comparable funds. Based on this review,
does not invest in affiliated money          percentage of average daily net assets        the Board concluded that no changes
market funds.                                for each class of the Fund. The Board         should be made to the Fund and that it
                                             considered the contractual nature of          was not necessary to change the Fund's
Government TaxAdvantage Portfolio            this fee waiver/expense limitation and        portfolio management team at this time.
                                             noted that it remains in effect until
o The performance of the Fund relative       August 31, 2006. The Board considered         o The performance of the Fund relative
to comparable funds. The Board reviewed      the effect this fee waiver/expense            to indices. The Board reviewed the
the performance of the Fund during the       limitation would have on the Fund's           performance of the Fund during the past
past one, three and five calendar years      estimated expenses and concluded that         one, three and five calendar years
against the performance of funds advised     the levels of fee waivers/expense             against the performance of the Lipper
by other advisors with investment            limitations for the Fund were fair and        Institutional Money Market Index. The
strategies comparable to those of the        reasonable.                                   Board noted that the Fund's performance
Fund. The Board noted that the Fund's                                                      in such periods was comparable to the
performance for the one and three year       o Breakpoints and economies of scale.         performance of such Index. Based on this
periods was above the median performance     The Board reviewed the structure of the       review, the Board concluded that no
of such comparable funds and below such      Fund's advisory fee under the Advisory        changes should be made to the Fund and
median performance for the five year         Agreement, noting that it includes two        that it was not necessary to change the
period. Based on this review, the Board      breakpoints. The Board reviewed the           Fund's portfolio management team at this
concluded that no changes should be made     level of the Fund's advisory fees, and        time.
to the Fund and that it was not              noted that such fees, as a percentage of
necessary to change the Fund's portfolio     the Fund's net assets, would decrease as      o Fees relative to those of clients of
management team at this time.                net assets increase because the Advisory      AIM with comparable investment
                                             Agreement includes breakpoints. The           strategies. The Board reviewed the
o The performance of the Fund relative       Board noted that, due to the Fund's           advisory fee rate for the Fund under the
to indices. The Board reviewed the           current asset levels and the way in           Advisory Agreement. The Board noted that
performance of the Fund during the past      which the advisory fee breakpoints have       this rate (i) was lower than the
one, three and five calendar years           been structured, the Fund has yet to          advisory fee rates for one retail money
against the performance of the Lipper        benefit from the breakpoints. The Board       market fund, lower than the advisory fee
Institutional US Government Money Market     concluded that the Fund's fee levels          rates for one institutional money market
Index. The Board noted that the Fund's       under the Advisory Agreement therefore        fund (which has an "all-in" fee
performance for the one and three year       would reflect economies of scale at           structure whereby AIM pays all of the
periods was above the performance of         higher asset levels and that it was not       fund's ordinary operating expenses), the
such Index and comparable to such Index      necessary to change the advisory fee          same as the advisory fee rates for a
for the five year period. Based on this      breakpoints in the Fund's advisory fee        second such institutional money market
review, the Board concluded that no          schedule.                                     fund, and comparable to the advisory fee
changes should be made to the Fund and                                                     rates for a third such institutional
that it was not necessary to change the      o Investments in affiliated money market      money market fund, advised by AIM with
Fund's portfolio management team at this     funds. The Board also took into account       investment strategies comparable to
time.                                        the fact that uninvested cash and cash        those of the Fund; (ii) was lower than
                                             collateral from securities lending            the advisory fee rates for a variable
o Fees relative to those of clients of       arrangements (collectively, "cash             insurance fund advised by AIM and
AIM with comparable investment               balances") of the Fund may be invested        offered to insurance company separate
strategies. The Board reviewed the           in money market funds advised by AIM          accounts with investment strategies
advisory fee rate for the Fund under the     pursuant to the terms of an SEC               comparable to those of the Fund; (iii)
Advisory Agreement. The Board noted that     exemptive order. The Board found that         was lower than the advisory fee rates
this rate was comparable to the advisory     the Fund may realize certain benefits         for one
fee rates for two institutional money        upon investing cash balances in AIM
market funds, and lower than the             advised money market funds, including a                                    (continued)
advisory fee rates for a third               higher net return, increased liq-
institutional money market fund

                                        7

                                                    SHORT-TERM INVESTMENTS TRUST

offshore fund for which an AIM affiliate     STIC Prime Portfolio                          rates at a common asset level and noted
serves as advisor with investment                                                          that the Fund's rate was below the
strategies comparable to those of the        o The performance of the Fund relative        median rate of the funds advised by
Fund; and (iv) was higher than the           to comparable funds. The Board reviewed       other advisors with investment
advisory fee rates for one unregistered      the performance of the Fund during the        strategies comparable to those of the
pooled investment vehicle, comparable to     past one, three and five calendar years       Fund that the Board reviewed. The Board
the advisory fee rates for a second such     against the performance of funds advised      noted that AIM has agreed to waive fees
vehicle, and the same as the advisory        by other advisors with investment             and/or limit expenses of the Fund, as
fee rates for a third such vehicle, for      strategies comparable to those of the         discussed below. Based on this review,
which an AIM affiliate serves as advisor     Fund. The Board noted that the Fund's         the Board concluded that the advisory
with investment strategies comparable to     performance for the three and five year       fee rate for the Fund under the Advisory
those of the Fund. The Board noted that      periods was below the median performance      Agreement was fair and reasonable.
AIM has agreed to waive fees and/or          of such comparable funds and above such
limit expenses of the Fund, as discussed     median performance for the one year           o Expense limitations and fee waivers.
below. Based on this review, the Board       period. Based on this review, the Board       The Board noted that AIM has
concluded that the advisory fee rate for     concluded that no changes should be made      contractually agreed to waive fee and/or
the Fund under the Advisory Agreement        to the Fund and that it was not               limit expenses of the Fund in an amount
was fair and reasonable.                     necessary to change the Fund's portfolio      necessary to limit total annual
                                             management team at this time.                 operating expenses to a specified
o Fees relative to those of comparable                                                     percentage of average daily net assets
funds with other advisors. The Board         o The performance of the Fund relative        for each class of the Fund. The Board
reviewed the advisory fee rate for the       to indices. The Board reviewed the            considered the contractual nature of
Fund under the Advisory Agreement. The       performance of the Fund during the past       this fee waiver/expense limitation and
Board compared effective contractual         one, three and five calendar years            noted that it remains in effect until
advisory fee rates at a common asset         against the performance of the Lipper         August 31, 2006. The Board considered
level and noted that the Fund's rate was     Institutional Money Market Fund Index.        the effect this fee waiver/expense
below the median rate of the funds           The Board noted that the Fund's               limitation would have on the Fund's
advised by other advisors with               performance in such periods was at or         estimated expenses and concluded that
investment strategies comparable to          comparable to the performance of such         the levels of fee waivers/expense
those of the Fund that the Board             Index. Based on this review, the Board        limitations for the Fund were fair and
reviewed. The Board noted that AIM has       concluded that no changes should be made      reasonable.
agreed to waive fees and/or limit            to the Fund and that it was not
expenses of the Fund, as discussed           necessary to change the Fund's portfolio      o Breakpoints and economies of scale.
below. Based on this review, the Board       management team at this time.                 The Board reviewed the structure of the
concluded that the advisory fee rate for                                                   Fund's advisory fee under the Advisory
the Fund under the Advisory Agreement        o Fees relative to those of clients of        Agreement, noting that it does not
was fair and reasonable.                     AIM with comparable investment                include any breakpoints. The Board
                                             strategies. The Board reviewed the            considered whether it would be
o Expense limitations and fee waivers.       advisory fee rate for the Fund under the      appropriate to add advisory fee
The Board noted that AIM has                 Advisory Agreement. The Board noted that      breakpoints for the Fund or whether, due
contractually agreed to waive fees           this rate (i) was lower than the              to the nature of the Fund and the
and/or limit expenses of the Fund in an      advisory fee rates for one retail money       advisory fee structures of comparable
amount necessary to limit total annual       market fund, lower than the advisory fee      funds, it was reasonable to structure
operating expenses to a specified            rates for one institutional money market      the advisory fee without breakpoints.
percentage of average daily net assets       fund (which has an "all-in" fee               Based on this review, the Board
for each class of the Fund. The Board        structure whereby AIM pays all of the         concluded that it was not necessary to
considered the contractual nature of         fund's ordinary operating expenses), the      add advisory fee breakpoints to the
this fee waiver/expense limitation and       same as the advisory fee rates for a          Fund's advisory fee schedule. The Board
noted that it remains in effect until        second such institutional money market        reviewed the level of the Fund's
August 31, 2006. The Board considered        fund, and comparable to the advisory fee      advisory fees, and noted that such fees,
the effect this fee waiver/expense           rates for a third such institutional          as a percentage of the Fund's net
limitation would have on the Fund's          money market fund, advised by AIM with        assets, would remain constant under the
estimated expenses and concluded that        investment strategies comparable to           Advisory Agreement because the Advisory
the levels of fee waivers/expense            those of the Fund; (ii) was lower than        Agreement does not include any
limitations for the Fund were fair and       the advisory fee rates for a variable         breakpoints. The Board concluded that
reasonable.                                  insurance fund advised by AIM and             the Fund's fee levels under the Advisory
                                             offered to insurance company separate         Agreement therefore would not reflect
o Breakpoints and economies of scale.        accounts with investment strategies           economies of scale.
The Board reviewed the structure of the      comparable to those of the Fund; (iii)
Fund's advisory fee under the Advisory       was lower than the advisory fee rates         o Investments in affiliated money market
Agreement, noting that it does not           for one offshore fund for which an AIM        funds. Not applicable because the Fund
include any breakpoints. The Board           affiliate serves as advisor with              does not invest in affiliated money
considered whether it would be               investment strategies comparable to           market funds.
appropriate to add advisory fee              those of the Fund; and (iv) was higher
breakpoints for the Fund or whether, due     than the advisory fee rates for one           Treasury Portfolio
to the nature of the Fund and the            unregistered pooled investment vehicle,
advisory fee structures of comparable        comparable to the advisory fee rates for      o The performance of the Fund relative
funds, it was reasonable to structure        a second such vehicle, and the same as        to comparable funds. The Board reviewed
the advisory fee without breakpoints.        the advisory fee rates for a third such       the performance of the Fund during the
Based on this review, the Board              vehicle, for which an AIM affiliate           past one, three and five calendar years
concluded that it was not necessary to       serves as advisor with investment             against the performance of funds advised
add advisory fee breakpoints to the          strategies comparable to those of the         by other advisors with investment
Fund's advisory fee schedule. The Board      Fund. The Board noted that AIM has            strategies comparable to those of the
reviewed the level of the Fund's             agreed to waive fees and/or limit             Fund. The Board noted that the Fund's
advisory fees, and noted that such fees,     expenses of the Fund, as discussed            performance in such periods was above
as a percentage of the Fund's net            below. Based on this review, the Board        the median performance of such
assets, would remain constant under the      concluded that the advisory fee rate for      comparable funds. Based on this review,
Advisory Agreement because the Advisory      the Fund under the Advisory Agreement         the Board concluded that no changes
Agreement does not include any               was fair and reasonable.                      should be made to the Fund and that it
breakpoints. The Board concluded that                                                      was not necessary to change the Fund's
the Fund's fee levels under the Advisory     o Fees relative to those of comparable        portfolio management team at this time.
Agreement therefore would not reflect        funds with other advisors. The Board
economies of scale.                          reviewed the advisory fee rate for the        o The performance of the Fund relative
                                             Fund under the Advisory Agreement. The        to indices. The Board reviewed the
o Investments in affiliated money market     Board compared effective contractual          performance of the Fund during the past
funds. Not applicable because the Fund       advisory fee                                  one, three and five calendar years
does not invest in affiliated money                                                        against the performance of the Lipper
market funds.                                                                              Institutional

                                                                                                                        (continued)

SHORT-TERM INVESTMENTS TRUST

US Treasury Money Market Index. The          advisory fee schedule. The Board              o Benefits of soft dollars to AIM. The
Board noted that the Fund's performance      reviewed the level of the Fund's              Board considered the benefits realized
for the one and three year periods was       advisory fees, and noted that such fees,      by AIM as a result of brokerage
above the performance of such Index and      as a percentage of the Fund's net             transactions executed through "soft
comparable to such Index for the five        assets, would remain constant under the       dollar" arrangements. Under these
year period. Based on this review, the       Advisory Agreement because the Advisory       arrangements, brokerage commissions paid
Board concluded that no changes should       Agreement does not include any                by other funds advised by AIM are used
be made to the Fund and that it was not      breakpoints. The Board concluded that         to pay for research and execution
necessary to change the Fund's portfolio     the Fund's fee levels under the Advisory      services. This research may be used by
management team at this time.                Agreement therefore would not reflect         AIM in making investment decisions for
                                             economies of scale.                           the Fund. The Board concluded that such
o Fees relative to those of clients of                                                     arrangements were appropriate.
AIM with comparable investment               o Investments in affiliated money market
strategies. The Board reviewed the           funds. The Board also took into account       o AIM's financial soundness in light of
advisory fee rate for the Fund under the     the fact that uninvested cash and cash        the Funds' needs. The Board considered
Advisory Agreement. The Board noted that     collateral from securities lending            whether AIM is financially sound and has
this rate was comparable to the advisory     arrangements (collectively, "cash             the resources necessary to perform its
fee rates for two institutional money        balances") of the Fund may be invested        obligations under the Advisory
market funds, and lower than the             in money market funds advised by AIM          Agreement, and concluded that AIM has
advisory fee rates for a third               pursuant to the terms of an SEC               the financial resources necessary to
institutional money market fund (which       exemptive order. The Board found that         fulfill its obligations under the
has an "all-in" fee structure whereby        the Fund may realize certain benefits         Advisory Agreement.
AIM pays all of the fund's ordinary          upon investing cash balances in AIM
operating expenses), advised by AIM with     advised money market funds, including a       o Historical relationship between each
investment strategies comparable to          higher net return, increased liquidity,       Fund and AIM. In determining whether to
those of the Fund. The Board noted that      increased diversification or decreased        continue the Advisory Agreement for each
AIM has agreed to waive fees and/or          transaction costs. The Board also found       Fund, the Board also considered the
limit expenses of the Fund, as discussed     that the Fund will not receive reduced        prior relationship between AIM and each
below. Based on this review, the Board       services if it invests its cash balances      Fund, as well as the Board's knowledge
concluded that the advisory fee rate for     in such money market funds. The Board         of AIM's operations, and concluded that
the Fund under the Advisory Agreement        noted that, to the extent the Fund            it was beneficial to maintain the
was fair and reasonable.                     invests in affiliated money market            current relationship, in part, because
                                             funds, AIM has voluntarily agreed to          of such knowledge. The Board also
o Fees relative to those of comparable       waive a portion of the advisory fees it       reviewed the general nature of the
funds with other advisors. The Board         receives from the Fund attributable to        non-investment advisory services
reviewed the advisory fee rate for the       such investment. The Board further            currently performed by AIM and its
Fund under the Advisory Agreement. The       determined that the proposed securities       affiliates, such as administrative,
Board compared effective contractual         lending program and related procedures        transfer agency and distribution
advisory fee rates at a common asset         with respect to the lending Fund is in        services, and the fees received by AIM
level and noted that the Fund's rate was     the best interests of the lending Fund        and its affiliates for performing such
below the median rate of the funds           and its respective shareholders. The          services. In addition to reviewing such
advised by other advisors with               Board therefore concluded that the            services, the trustees also considered
investment strategies comparable to          investment of cash collateral received        the organizational structure employed by
those of the Fund that the Board             in connection with the securities             AIM and its affiliates to provide those
reviewed. The Board noted that AIM has       lending program in the money market           services. Based on the review of these
agreed to waive fees and/or limit            funds according to the procedures is in       and other factors, the Board concluded
expenses of the Fund, as discussed           the best interests of the lending Fund        that AIM and its affiliates were
below. Based on this review, the Board       and its respective shareholders.              qualified to continue to provide
concluded that the advisory fee rate for                                                   non-investment advisory services to each
the Fund under the Advisory Agreement        GLOBAL FACTORS                                Fund, including administrative, transfer
was fair and reasonable.                                                                   agency and distribution services, and
                                             The Board considered the following            that AIM and its affiliates currently
o Expense limitations and fee waivers.       global factors for each Fund and reached      are providing satisfactory noninvestment
The Board noted that AIM has                 the same conclusions for each such Fund,      advisory services.
contractually agreed to waive fees           which conclusions are set forth below.
and/or limit expenses of the Fund in an                                                    o Other factors and current trends. In
amount necessary to limit total annual       o Profitability of AIM and its                determining whether to continue the
operating expenses to a specified            affiliates. The Board reviewed                Advisory Agreement for each Fund, the
percentage of average daily net assets       information concerning the profitability      Board considered the fact that AIM,
for each class of the Fund. The Board        of AIM's (and its affiliates')                along with others in the mutual fund
considered the contractual nature of         investment advisory and other activities      industry, is subject to regulatory
this fee waiver/expense limitation and       and its financial condition. The Board        inquiries and litigation related to a
noted that it remains in effect until        considered the overall profitability of       wide range of issues. The Board also
August 31, 2006. The Board considered        AIM, as well as the profitability of AIM      considered the governance and compliance
the effect this fee waiver/expense           in connection with managing each Fund.        reforms being undertaken by AIM and its
limitation would have on the Fund's          The Board noted that AIM's operations         affiliates, including maintaining an
estimated expenses and concluded that        remain profitable, although increased         internal controls committee and
the levels of fee waivers/expense            expenses in recent years have reduced         retaining an independent compliance
limitations for the Fund were fair and       AIM's profitability. Based on the review      consultant, and the fact that AIM has
reasonable.                                  of the profitability of AIM, as well as       undertaken to cause each Fund to operate
                                             the profitability of AIM in connection        in accordance with certain governance
o Breakpoints and economies of scale.        with managing each Fund. The Board noted      policies and practices. The Board
The Board reviewed the structure of the      that AIM's operations remain profitable,      concluded that these actions indicated a
Fund's advisory fee under the Advisory       although increased expenses in recent         good faith effort on the part of AIM to
Agreement, noting that it does not           years have reduced AIM's profitability.       adhere to the highest ethical standards,
include any breakpoints. The Board           Based on the review of the profitability      and determined that the current
considered whether it would be               of AIM's and its affiliates' investment       regulatory and litigation environment to
appropriate to add advisory fee              advisory and other activities and its         which AIM is subject should not prevent
breakpoints for the Fund or whether, due     financial condition, the Board concluded      the Board from continuing the Advisory
to the nature of the Fund and the            that the compensation to be paid by each      Agreement for each Fund.
advisory fee structures of comparable        Fund to AIM under its Advisory Agreement
funds, it was reasonable to structure        was not excessive.
the advisory fee without breakpoints.
Based on this review the Board concluded
that it was not necessary to add
advisory fee breakpoints to the Fund's

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
TIME DEPOSITS-18.20%(a)

Deutsche Bank A.G. (Cayman Islands)
  4.53%                                        03/01/06   $  400,000   $   400,000,000
--------------------------------------------------------------------------------------
  4.58%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. (Cayman Islands)
  4.54%                                        03/01/06      300,000       300,000,000
--------------------------------------------------------------------------------------
Fifth Third Bank (Cayman Islands)
  4.53%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
ING Belgium S.A./N.V. (Belgium)
  4.56%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank (Cayman Islands)
  4.50%                                        03/01/06      245,844       245,843,987
--------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.58%                                        03/01/06      350,000       350,000,000
--------------------------------------------------------------------------------------
U.S. Bank, N.A. (Cayman Islands)
  4.53%                                        03/01/06    1,000,000     1,000,000,000
======================================================================================
    Total Time Deposits (Cost $3,795,843,987)                            3,795,843,987
======================================================================================


COMMERCIAL PAPER-17.70%(b)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-2.28%


Amstel Funding Corp.(c)(d)
  (Acquired 01/05/06; Cost $98,890,000)
  4.44%                                        04/05/06      100,000        99,568,333
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $36,096,980)
  4.46%                                        04/11/06       36,504        36,318,580
--------------------------------------------------------------------------------------
  (Acquired 11/30/05; Cost $97,809,625)
  4.46%                                        05/26/06      100,000        98,935,750
--------------------------------------------------------------------------------------
  (Acquired 12/14/05; Cost $97,740,000)
  4.52%                                        06/14/06      100,000        98,681,667
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $71,651,331)
  4.55%                                        07/11/06       73,308        72,086,322
--------------------------------------------------------------------------------------
  (Acquired 01/18/06; Cost $69,899,116)
  4.56%                                        07/17/06       71,530        70,279,656
======================================================================================
                                                                           475,870,308
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------



ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-0.11%(c)


Old Line Funding, LLC (Acquired 01/13/06;
  Cost $22,967,002)
  4.41%                                        03/01/06   $   23,100   $    23,100,000
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.94%


Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 01/10/06; Cost
  $44,497,125)
  4.47%(c)                                     04/12/06       45,000        44,765,325
--------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC(c)-Series
  A (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 09/08/05; Cost
  $98,063,722)
  3.83%                                        03/09/06      100,000        99,914,889
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $182,625,287)
  4.47%                                        04/10/06      184,666       183,748,826
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 12/15/05; Cost $75,007,818)
  4.53%(c)(d)                                  06/14/06       76,756        75,741,861
--------------------------------------------------------------------------------------
Picaros Funding PLC/LLC (CEP-KBC Bank N.V.)
  (Acquired 01/11/06; Cost $103,839,663)
  4.47%(c)(d)                                  04/11/06      105,000       104,465,462
--------------------------------------------------------------------------------------
Steamboat Funding Corp. (CEP-Royal Bank of
  Scotland PLC) (Acquired 02/24/06; Cost
  $104,545,277)
  4.56%(c)(d)                                  03/10/06      104,731       104,611,607
======================================================================================
                                                                           613,247,970
======================================================================================


ASSET-BACKED SECURITIES- MULTI-PURPOSE-4.73%


Amsterdam Funding Corp. (Acquired 02/07/06;
  Cost $49,855,931)
  4.51%(c)(d)                                  03/02/06       50,000        49,993,736
--------------------------------------------------------------------------------------
Barton Capital LLC (Acquired 02/21/06; Cost
  $73,197,101)
  4.51%(c)                                     03/22/06       73,464        73,270,728
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Charta LLC (Acquired 02/07/06; Cost
  $99,711,222)
  4.52%(c)                                     03/02/06   $  100,000   $    99,987,445
--------------------------------------------------------------------------------------
CRC Funding LLC(c) (Acquired 01/13/06; Cost
  $52,694,853)
  4.41%                                        03/01/06       53,000        53,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/07/06; Cost $49,639,792)
  4.55%                                        04/05/06       50,000        49,778,819
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  02/07/06; Cost $101,006,999)
  4.55%(c)                                     04/04/06      101,727       101,289,857
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC (Acquired
  02/17/06; Cost $63,918,218)
  4.52%(c)                                     03/07/06       64,063        64,014,739
--------------------------------------------------------------------------------------
Jupiter Securitization Corp.(c)
  (Acquired 02/06/06; Cost $51,230,662)
  4.51%                                        03/06/06       51,411        51,378,797
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $60,003,210)
  4.51%                                        03/07/06       60,222        60,176,733
--------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $75,002,908)
  4.52%                                        03/10/06       75,277        75,191,937
--------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/07/06; Cost $96,024,624)
  4.51%(c)                                     03/10/06       96,399        96,290,310
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 02/06/06;
  Cost $82,611,453)
  4.51%(c)                                     03/03/06       82,871        82,850,236
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
  02/08/06; Cost $79,584,851)
  4.51%(c)                                     03/08/06       79,865        79,794,963
--------------------------------------------------------------------------------------
Yorktown Capital LLC 4.51%                     03/02/06       50,000        49,993,736
======================================================================================
                                                                           987,012,036
======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-3.31%


Grampian Funding Ltd./LLC (United Kingdom)(c)
  (Acquired 11/23/05; Cost $107,580,000)
  4.40%                                        05/22/06      110,000       108,897,555
--------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $242,088,583)
  4.65%                                        05/17/06      245,000       242,563,271
--------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp. (Acquired
  02/06/06; Cost $53,798,027)
  4.57%(c)                                     04/07/06       54,204        53,949,407
--------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/24/06; Cost $96,593,708)
  4.54%(c)                                     03/24/06       96,936        96,654,832
--------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC (Acquired 02/07/06;
  Cost $53,372,123)
  4.51%(c)(d)                                  03/07/06       53,560        53,519,741
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Sigma Finance Inc.(c)(d)
  (Acquired 09/08/05; Cost $98,085,000)
  3.83%                                        03/07/06   $  100,000   $    99,936,166
--------------------------------------------------------------------------------------
  (Acquired 12/01/05; Cost $34,219,500)
  4.46%                                        05/30/06       35,000        34,609,750
======================================================================================
                                                                           690,130,722
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.35%(c)


Eureka Securitization, Inc. (Acquired
  02/08/06; Cost $73,241,607)
  4.52%                                        03/08/06       73,500        73,435,402
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.72%


Citigroup Funding Inc.
  4.66%                                        05/18/06       50,000        49,495,167
--------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate
  4.62%(e)                                     04/11/06      100,000       100,000,000
======================================================================================
                                                                           149,495,167
======================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.07%


General Electric Capital Corp.
  3.88%                                        05/26/06      200,000       198,146,222
--------------------------------------------------------------------------------------
  3.91%                                        03/02/06       40,000        39,995,656
--------------------------------------------------------------------------------------
  4.40%                                        05/22/06       70,000        69,298,444
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  4.55%                                        07/10/06      125,000       122,932,656
======================================================================================
                                                                           430,372,978
======================================================================================

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

REGIONAL BANKS-1.19%

Nationwide Building Society(c)(d)
  (Acquired 01/11/06; Cost $98,882,500)
  4.47%                                        04/12/06   $  100,000   $    99,478,500
--------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $74,438,271)
  4.57%                                        04/10/06       75,000        74,619,167
--------------------------------------------------------------------------------------
Northern Rock PLC
  4.15%(d)                                     04/07/06       75,000        74,680,104
======================================================================================
                                                                           248,777,771
======================================================================================
    Total Commercial Paper (Cost
      $3,691,442,354)                                                    3,691,442,354
======================================================================================

CERTIFICATES OF DEPOSIT-11.30%

Banco Bilbao Vizcaya Argentaria, S.A.
  4.35%                                        09/29/06       50,000        49,998,586
--------------------------------------------------------------------------------------
  4.52%                                        04/11/06      100,000       100,001,126
--------------------------------------------------------------------------------------
  4.76%                                        12/18/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  4.52%                                        03/24/06      200,000       200,000,000
--------------------------------------------------------------------------------------
BNP Paribas S.A. (United Kingdom)
  4.10%                                        06/22/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Calyon
  4.01%                                        07/20/06       25,000        24,914,979
--------------------------------------------------------------------------------------
Deutsche Bank A.G.
  4.53%                                        05/05/06      100,000       100,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  3.75%                                        06/13/06       50,000        50,000,000
--------------------------------------------------------------------------------------
  4.49%                                        04/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  4.75%                                        10/25/06      125,000       125,000,000
--------------------------------------------------------------------------------------
  4.99%                                        02/12/07      100,000        99,990,518
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  4.30%                                        09/28/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland
  3.59%                                        06/07/06       50,000        49,998,687
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06      100,000        99,997,374
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A.
  4.54%                                        03/28/06      146,000       146,000,420
--------------------------------------------------------------------------------------
  4.79%                                        07/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom)
  4.50%                                        04/10/06      100,000        99,997,740
--------------------------------------------------------------------------------------
  4.64%                                        07/10/06      200,000       199,992,035
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

Svenska Handelsbanken A.B.
  4.77%                                        12/19/06   $   60,000   $    60,000,000
--------------------------------------------------------------------------------------
  4.95%                                        02/07/07       50,000        50,000,000
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom)
  4.70%                                        05/16/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $2,355,891,465)                                                    2,355,891,465
======================================================================================

VARIABLE RATE DEMAND NOTES-7.48%(a)(f)

INSURED-1.73%(g)(h)

Alaska (State of) Housing Finance Corp.;
  Series 2002 B Taxable Home Mortgage RB
  (INS- Financial Security Assurance Inc.)
  4.56%                                        12/01/36        8,100         8,100,000
--------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  4.56%                                        08/01/29        5,000         5,000,000
--------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Series 2005 B Taxable COP
  (INS-Ambac Assurance Corp.)
  4.55%                                        12/15/18       19,930        19,930,000
--------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B Taxable RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        05/15/25        1,900         1,900,000
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C Taxable RB (INS-MBIA
  Insurance Corp.)
  4.56%                                        07/01/24       32,695        32,695,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/32       15,370        15,370,000
--------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        2,000         2,000,000
--------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        4,750         4,750,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II;(c)
  Series 2001 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  11/14/02; Cost $25,000,000)
  4.56%                                        09/01/36   $   25,000   $    25,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  4.56%                                        08/01/37       60,000        60,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  4.56%                                        08/01/37       40,000        40,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital &
  Healthcare Services; Series 1994 A Taxable
  RB (INS-MBIA Insurance Corp.)
  4.56%                                        11/01/15        3,700         3,700,000
--------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  4.56%                                        09/01/35        6,500         6,500,000
--------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002
  Refunding Special Obligation Taxable RB
  (INS- Ambac Assurance Corp.)
  4.60%                                        07/01/32       14,305        14,305,000
--------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group) Sub- Series 2005
  B1 Taxable RB (INS-Ambac Assurance Corp.)
  4.54%                                        07/01/22       22,000        22,000,000
======================================================================================
                                                                           361,250,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


LETTER OF CREDIT ENHANCED-5.75%(i)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/44   $   12,000   $    12,000,000
--------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     06/01/17        9,550         9,550,000
--------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B Refunding Taxable Electric RB
  (LOC-Dexia Group S.A.)
  4.57%(d)(h)                                  07/01/26        4,450         4,450,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     08/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  4.60%(h)                                     05/01/31       30,000        30,000,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Citizen's Bank of Pennsylvania)
  4.62%(h)                                     02/01/15       50,720        50,720,000
--------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project) Series 1999 B Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.58%(h)                                     01/01/15       14,550        14,550,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/08       37,000        37,000,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     09/01/30        6,000         6,000,000
--------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A Taxable RB
  (LOC-LaSalle Bank, N.A.)
  4.60%(e)                                     02/15/27       11,800        11,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  4.55%(h)                                     12/01/36       61,790        61,790,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of) Biola University;(d)(h)
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  4.60%                                        10/01/34   $   12,300   $    12,300,000
--------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  4.60%                                        10/01/34       12,300        12,300,000
--------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5 Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  4.56%(h)                                     07/01/36       43,400        43,400,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC;(h)
  Series 2005-A Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        8,500         8,500,000
--------------------------------------------------------------------------------------
  Series 2005-B Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        1,350         1,350,000
--------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        06/01/32          700           700,000
--------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        12/01/12        1,100         1,100,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;(h)
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        12/02/19        8,638         8,638,000
--------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        07/01/20        7,422         7,422,000
--------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        09/01/20        4,000         4,000,000
--------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     09/01/34       18,245        18,245,000
--------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     11/01/28       12,080        12,080,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     07/01/20   $   12,800   $    12,800,000
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Series 2005 F Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/21        4,890         4,890,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     02/02/43       12,985        12,985,000
--------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Series 2005 RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     01/01/26        7,300         7,300,000
--------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A Taxable
  RB (LOC-Deutsche Bank A.G.)
  4.62%(d)(h)                                  05/01/09       39,330        39,330,000
--------------------------------------------------------------------------------------
Dome Corp. Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     08/31/16       10,300        10,300,000
--------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/15        8,000         8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005 Floating Rate
  Notes (LOC-Wachovia Bank, N.A.)
  4.57%(a)(h)                                  07/01/30        1,000         1,000,000
--------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  4.69%(h)                                     10/15/27          320           320,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.47%(h)                                     01/01/25       10,745        10,745,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  4.62%(h)                                     03/01/31   $   31,385   $    31,385,000
--------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B
  Refunding RB (LOC-Bank of New York)
  4.60%(h)                                     07/01/35        6,300         6,300,000
--------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  4.57%(h)                                     06/01/25        6,560         6,560,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     09/01/31        7,800         7,800,000
--------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        2,195         2,195,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     12/01/39       16,750        16,750,000
--------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        5,605         5,605,000
--------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.52%(h)                                     09/01/33        7,270         7,270,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     06/01/20          380           380,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $150,710,000)
  4.56%(c)(h)                                  02/01/41      150,710       150,710,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/18   $   55,200   $    55,200,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  4.57%(h)                                     12/01/53        3,575         3,575,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  4.55%(h)                                     06/01/36       36,300        36,300,000
--------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005 Taxable RB (LOC-Allied Irish Banks
  PLC)
  4.54%(d)(h)                                  11/01/35       13,250        13,250,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  4.60%(h)                                     08/01/16        9,985         9,985,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B Refunding Taxable Ltd.
  Obligation RB (LOC-Fifth Third Bank)
  4.57%(h)                                     11/01/28        7,760         7,760,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005 Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     10/01/25       21,000        21,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004 Taxable
  IDR (LOC-Bank of America, N.A.)
  4.60%(h)                                     03/01/19        7,000         7,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003 Taxable IDR (LOC-JPMorgan Chase Bank)
  4.57%(h)                                     12/01/27        7,330         7,330,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     12/01/20   $    9,000   $     9,000,000
--------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/24        2,305         2,305,000
--------------------------------------------------------------------------------------
New Mexico (State of), Laguna Development
  Corp. (Pueblo of Laguna); Series 2005
  Taxable RB (LOC-JPMorgan Chase Bank)
  4.53%(h)                                     12/01/20       17,049        17,048,880
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B Taxable RB
  (LOC-Bank of New York)
  4.55%(h)                                     11/01/37        1,050         1,050,000
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  4.55%(h)                                     09/15/07        4,700         4,700,000
--------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.61%(h)                                     01/01/20        2,110         2,110,000
--------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/23        6,900         6,900,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     05/01/27        3,270         3,270,000
--------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C Taxable RB (LOC-Bank of
  America, N.A.)
  4.50%(h)                                     02/15/21        7,500         7,500,000
--------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/14        3,100         3,100,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  4.59%(h)                                     01/01/15   $    2,800   $     2,800,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  4.60%(h)                                     09/01/20       16,550        16,550,000
--------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B
  Taxable RB (LOC-Wachovia Bank, N.A.)
  4.60%(j)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  4.52%(h)                                     12/01/22        4,070         4,069,723
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.57%(h)                                     05/01/14       13,260        13,260,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series
  2002 A Taxable RB (LOC-Bank of America,
  N.A.)
  4.62%(h)                                     06/01/18        3,950         3,950,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Series 2005
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     10/01/35        7,500         7,500,000
--------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  4.57%(h)                                     02/01/35       49,250        49,250,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  4.57%(h)                                     04/01/24       10,030        10,030,000
--------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005 Taxable RB
  (LOC-Allied Irish Banks PLC)
  4.53%(d)(h)                                  07/01/33        5,500         5,500,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Shepherd Capital LLC;(h)
  Series 2002 B Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%                                        11/01/52   $    9,730   $     9,730,000
--------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        10/01/53        4,805         4,805,000
--------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        07/01/54       10,000        10,000,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     10/01/35        8,000         8,000,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     09/01/17        1,175         1,175,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/26       45,495        45,495,000
--------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004 Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     07/15/26       39,400        39,400,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997 Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/17        3,400         3,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  4.57%(h)                                     05/01/44       10,000        10,000,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Wisconsin (State of) Heart Hospital; Series
  2003 Taxable RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     11/01/23   $   19,800   $    19,800,000
======================================================================================
                                                                         1,199,208,603
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,560,458,603)                                                    1,560,458,603
======================================================================================

MASTER NOTE AGREEMENTS-5.47%(a)(c)(e)(k)

Lehman Brothers Inc. (Acquired 04/08/05; Cost
  $113,800,000)
  4.68%(m)                                          --       113,800       113,800,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $777,000,000)
  4.70%                                        05/16/06      777,000       777,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/01/06-02/27/06; Cost
  $250,000,000)
  4.70%(m)                                          --       250,000       250,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,140,800,000)                                                    1,140,800,000
======================================================================================

MEDIUM-TERM NOTES-5.04%

Allstate Life Global Funding II, Floating
  Rate MTN(j)
  4.57%(c)                                     01/26/07       50,000        50,000,000
--------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  4.59%(c)                                     03/08/07      140,000       140,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/10/03; Cost $130,000,000)
  4.63%(c)                                     03/15/07      130,000       130,000,000
--------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  4.67%(j)                                     03/09/07      332,900       332,900,000
--------------------------------------------------------------------------------------
MetLife Global Funding I Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  4.63%(c)(j)                                  03/15/07       90,000        90,000,000
--------------------------------------------------------------------------------------
Metlife Global Funding I, Floating Rate MTN
  (Acquired 04/03/2003; Cost $149,323,120)
  4.68%(c)(j)                                  02/28/07      149,300       149,323,120
--------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  4.60%(d)(j)                                  02/09/07      100,000       100,000,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN (Acquired 04/14/05; Cost
  $60,000,000)
  4.54%(c)(d)(j)                               03/21/07   $   60,000   $    60,000,000
======================================================================================
    Total Medium-Term Notes (Cost
      $1,052,223,120)                                                    1,052,223,120
======================================================================================

PROMISSORY NOTES-4.75%

Goldman Sachs Group, Inc. (The)(c)(n)
  (Acquired 01/11/06; Cost $100,000,000)
  4.57%(o)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.59%(j)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  4.65%(e)                                     09/18/06       35,000        35,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  4.65%(e)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $200,000,000)
  4.66%(e)                                     12/04/06      200,000       200,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.68%(e)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/28/05; Cost $155,000,000)
  4.69%(e)                                     06/23/06      155,000       155,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%                                        10/03/06      100,000       100,000,000
======================================================================================
    Total Promissory Notes (Cost
      $990,000,000)                                                        990,000,000
======================================================================================

ASSET-BACKED SECURITIES-3.50%(c)

DIVERSIFIED BANKS-0.08%(j)

Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $16,981,900)
  4.59%(d)                                     05/16/06       16,982        16,981,900
======================================================================================

FULLY BACKED-1.34%(j)

RACERS Trust Series 2004-6-MM Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  4.57%                                        08/22/06      279,000       279,000,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.67%

Wachovia Asset Securitization Issuance, Inc.
  Series 2004-HEMM1, Class A Putable Floating
  Rate Bonds (Acquired 09/07/05; Cost
  $139,549,519)
  4.57%()(j)(l)                                11/25/34   $  139,549   $   139,549,519
======================================================================================

SECURITY INVESTMENT VEHICLES-0.24%

Sigma Finance Inc.
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(c)(d)                                  10/04/06       50,000        50,000,000
======================================================================================

STRUCTURED-1.17%

Granite Master Issuer PLC Series 2006-1A
  Floating Rate Bonds (Acquired 01/18/06;
  Cost $150,000,000)
  4.54%(d)(j)                                  01/20/07      150,000       150,000,000
--------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./ Corp. Series
  2004-1A, Class AMME Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  4.51%(o)                                     09/15/06       95,000        95,000,000
======================================================================================
    Total Asset-Backed Securities (Cost
      $730,531,419)                                                        730,531,419
======================================================================================

FUNDING AGREEMENTS-2.21%(c)(n)

New York Life Insurance Co. (Acquired
  04/06/05; Cost $250,000,000)
  4.65%(j)                                     04/05/06      250,000       250,000,000
--------------------------------------------------------------------------------------
Travelers Insurance Co. (The)(o)
  (Acquired 11/21/05; Cost $110,000,000)
  4.84%                                        11/21/06      110,000       110,000,000
--------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  4.88%                                        08/25/06      100,000       100,000,000
======================================================================================
    Total Funding Agreements (Cost
      $460,000,000)                                                        460,000,000
======================================================================================

PUTABLE RESET NOTES-0.35%

Wal-Mart Stores, Inc. Unsec. Unsub. PURS
  Notes (Cost $72,003,475)
  5.59%                                        06/01/06       71,700        72,003,475
======================================================================================

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

Overseas Private Investment Corp. Floating
  Rate Notes (Cost $6,500,000)
  4.57%(a)(f)(h)                               12/31/10   $    6,500   $     6,500,000
======================================================================================
    TOTAL INVESTMENTS (excluding Repurchase
      Agreements)-76.03% (Cost
      $15,855,694,423)                                                  15,855,694,423
======================================================================================


REPURCHASE AGREEMENTS-24.11%

ABN AMRO Bank N.V.
  4.52%(p)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
Banc of America Securities LLC
  4.58%(q)                                     03/01/06      790,000       790,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(r)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(s)                                     03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(t)                                     03/01/06      136,909       136,909,280
--------------------------------------------------------------------------------------
  4.52%(u)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(v)                                     03/01/06      385,192       385,191,935
--------------------------------------------------------------------------------------
  4.58%(w)                                     03/01/06      786,804       786,803,590
--------------------------------------------------------------------------------------
BNP Paribas(d)
  4.62%(x)                                     03/01/06      250,000       250,000,000
--------------------------------------------------------------------------------------
  4.62%(y)                                     03/01/06      250,718       250,717,792
--------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(z)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aa)                                    03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.62%(ab)                                    03/01/06      602,750       602,750,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(ac)                                    03/01/06      139,000       139,000,000
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.52%(ad)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(ae)                                    03/01/06      114,000       114,000,000
--------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  4.61%(d)(af)                                 03/01/06      204,093       204,092,936
--------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(ag)                                    03/01/06       49,000        49,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.
  4.58%(ah)                                    03/01/06   $  248,406   $   248,406,358
--------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(ai)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aj)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(ak)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(al)                                    03/01/06      224,000       224,000,000
--------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(am)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.54%(an)                                    03/01/06       27,454        27,454,428
--------------------------------------------------------------------------------------
  4.56%(ao)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  4.63%(ap)                                    03/01/06       22,250        22,250,000
======================================================================================
    Total Repurchase Agreements (Cost
      $5,028,576,319)                                                    5,028,576,319
======================================================================================
TOTAL INVESTMENTS(aq)(ar)-100.14% (Cost
  $20,884,270,742)                                                      20,884,270,742
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14)%                                      (28,909,531)
======================================================================================
NET ASSETS-100.00%                                                     $20,855,361,211
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

LIQUID ASSETS PORTFOLIO

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $7,253,264,908, which represented 34.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Cayman Islands: 15.8%; United Kingdom: 8.7%; other countries less than 5%:
     10.1%.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(m) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of these securities considered illiquid at February 28, 2006 was $1,450,000,000 which represented 6.95% of the Fund's Net Assets.
(o) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2006.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $25,003,139.
(q) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,127,222. Collateralized by $1,048,169,664 U.S. Government obligations, 5.00% due July 1, 2035 to February 1, 2036 with an aggregate value at February 28, 2006 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $790,100,506.
(r) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2038 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $25,003,139.
(s) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $149,018,873.
(t) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $136,926,470.
(u) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $25,003,139.
(v) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $385,240,726.
(w) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $900,114,500. Collateralized by $924,149,218 U.S. Government obligations, 5.00% to 5.50% due July 1, 2034 to November 1, 2035 with an aggregate value at February 28, 2006 of $918,000,000. The amount to be received upon repurchase by the Fund is $786,903,689.
(x) Repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,032,101. Collateralized by $261,714,152 corporate obligations, 3.35% to 7.68% due March 25, 2018 to November 25, 2035 with an aggregate value at February 28, 2006 of $261,649,818.
(y) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $892,114,535. Collateralized by $1,786,537,145 corporate obligations, 0% to 8.00% due March 1, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $927,720,001. The amount to be received upon repurchase by the Fund is $250,749,985.
(z) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $25,003,139.
(aa) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $149,018,873.
(ab) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,128,403. Collateralized by $2,796,818,518 corporate and municipal obligations, 0.83% to 6.95% due December 15, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $1,050,000,000. The amount to be received upon repurchase by the Fund is $602,827,395.

LIQUID ASSETS PORTFOLIO

(ac) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $139,017,607.
(ad) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $25,003,139.
(ae) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $114,014,440.
(af) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $600,076,867. Collateralized by $640,048,883 corporate obligations, 4.74% to 5.73% due October 15, 2012 to April 25, 2036 with an aggregate value at February 28, 2006 of $630,000,000. The amount to be received upon repurchase by the Fund is $204,119,085.
(ag) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $49,006,207.
(ah) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by $533,584,000 U.S. Government obligations, 0% to 8.88% due April 15, 2006 to April 15, 2030 with an aggregate value at February 28, 2006 of $510,000,638. The amount to be received upon repurchase by the Fund is $248,437,961.
(ai) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $25,003,139.
(aj) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $150,019,000.
(ak) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $25,003,139.
(al) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $224,028,373.
(am) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $155,430,000 U.S. Treasury obligations, 3.88% due April 15, 2029 with an aggregate value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $25,003,139.
(an) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 1, 2006 to February 1, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $27,457,890.
(ao) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $150,019,000.
(ap) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $425,054,660. Collateralized by $458,429,850 corporate obligations, 3.99% to 5.36% due January 15, 2018 to December 15, 2044 with an aggregate value at February 28, 2006 of $446,250,001. The amount to be received upon repurchase by the Fund is $22,252,862.
(aq) Also represents cost for federal income tax purposes.
(ar) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,855,694,423)                           $15,855,694,423
------------------------------------------------------------
Repurchase agreements (cost $5,028,576,319)    5,028,576,319
============================================================
    Total investments (cost
      $20,884,270,742)                        20,884,270,742
============================================================
Receivables for:
  Interest                                        42,055,009
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  781,249
------------------------------------------------------------
Other assets                                         303,359
============================================================
    Total assets                              20,927,410,359
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                12,469
------------------------------------------------------------
  Dividends                                       68,883,819
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,012,996
------------------------------------------------------------
Accrued distribution fees                            658,786
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            37,826
------------------------------------------------------------
Accrued transfer agent fees                          239,800
------------------------------------------------------------
Accrued operating expenses                           203,452
============================================================
    Total liabilities                             72,049,148
============================================================
Net assets applicable to shares outstanding  $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $20,854,563,397
------------------------------------------------------------
Undistributed net investment income                2,680,900
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,883,086)
============================================================
                                             $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,221,592,589
____________________________________________________________
============================================================
Private Investment Class                     $   981,883,675
____________________________________________________________
============================================================
Personal Investment Class                    $    87,451,398
____________________________________________________________
============================================================
Cash Management Class                        $ 2,840,371,112
____________________________________________________________
============================================================
Reserve Class                                $    79,446,857
____________________________________________________________
============================================================
Resource Class                               $   986,562,709
____________________________________________________________
============================================================
Corporate Class                              $   658,052,871
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,220,818,838
____________________________________________________________
============================================================
Private Investment Class                         981,896,912
____________________________________________________________
============================================================
Personal Investment Class                         87,454,500
____________________________________________________________
============================================================
Cash Management Class                          2,840,327,465
____________________________________________________________
============================================================
Reserve Class                                     79,451,655
____________________________________________________________
============================================================
Resource Class                                   986,567,852
____________________________________________________________
============================================================
Corporate Class                                  658,045,673
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $393,110,187
==========================================================================

EXPENSES:

Advisory fees                                                   14,214,091
--------------------------------------------------------------------------
Administrative services fees                                       537,186
--------------------------------------------------------------------------
Custodian fees                                                     416,258
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,239,872
--------------------------------------------------------------------------
  Personal Investment Class                                        252,446
--------------------------------------------------------------------------
  Cash Management Class                                          1,497,715
--------------------------------------------------------------------------
  Reserve Class                                                    419,379
--------------------------------------------------------------------------
  Resource Class                                                   925,864
--------------------------------------------------------------------------
  Corporate Class                                                  102,774
--------------------------------------------------------------------------
Transfer agent fees                                              1,424,260
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          243,346
--------------------------------------------------------------------------
Other                                                              861,931
==========================================================================
    Total expenses                                              23,135,122
==========================================================================
Less: Fees waived                                               (7,628,738)
==========================================================================
    Net expenses                                                15,506,384
==========================================================================
Net investment income                                          377,603,803
==========================================================================
Net realized gain (loss) from Investment securities                203,753
==========================================================================
Net increase in net assets resulting from operations          $377,807,556
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $   377,603,803    $   445,613,914
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment securities                     203,753           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          377,807,556        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (268,529,810)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (16,626,603)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,181,585)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (58,614,616)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,308,356)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (17,600,434)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (13,745,240)        (1,786,918)
------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions          (377,606,644)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,939,477,271     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        173,053,411       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        41,261,091         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (568,989,250)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (48,798,772)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                   83,720,422        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 191,614,385        466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         2,811,338,558     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       2,811,539,470     (1,868,307,533)
================================================================================================

NET ASSETS:

Beginning of period                                            18,043,821,741     19,912,129,274
================================================================================================
End of period (including undistributed net investment income
  of $2,680,900 and $2,683,741, respectively)                 $20,855,361,211    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

LIQUID ASSETS PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $6,311,408.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $537,186.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $1,421,409.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,343,923, $185,127, $1,198,172, $364,860, $925,864 and $102,774,
respectively, after FMC waived Plan fees of $895,949, $67,319, $299,543 and $54,519, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $49,350 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of

LIQUID ASSETS PORTFOLIO

the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions

    The Fund had a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $2,049,791
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

LIQUID ASSETS PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2006(A)                        AUGUST 31, 2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               109,959,567,641    $ 109,959,567,641     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            5,272,191,992        5,272,191,992       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                   603,491,893          603,491,893         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                        24,591,414,821       24,591,414,821      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         132,772,554          132,772,554         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,426,082,808        4,426,082,808      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  6,589,231,638        6,589,231,638       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   131,065,812          131,065,812         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,344,756            9,344,756           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                       527,331              527,331             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                            36,714,775           36,714,775          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,297,212            1,297,212           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,329,431           16,329,431          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      5,866,587            5,866,587             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (107,151,156,182)    (107,151,156,182)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (5,108,483,337)      (5,108,483,337)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                  (562,758,133)        (562,758,133)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                       (25,197,118,846)     (25,197,118,846)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (182,868,538)        (182,868,538)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (4,358,691,817)      (4,358,691,817)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (6,403,483,840)      (6,403,483,840)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      2,811,338,558    $   2,811,338,558      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

LIQUID ASSETS PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 PERSONAL INVESTMENT CLASS
                                                           ----------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                          YEAR ENDED AUGUST 31,
                                                           FEBRUARY 28,       ---------------------------------------------------
                                                               2006            2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02             0.02      0.005       0.01       0.02       0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                    (0.00)           (0.00)    (0.000)      0.00       0.00       0.00
=================================================================================================================================
    Total from investment operations                            0.02             0.02      0.005       0.01       0.02       0.05
=================================================================================================================================
Less dividends from net investment income                      (0.02)           (0.02)    (0.005)     (0.01)     (0.02)     (0.05)
=================================================================================================================================
Net asset value, end of period                               $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 1.73%            1.94%      0.50%      0.77%      1.65%      5.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $87,451          $46,190    $48,166    $47,266    $30,277    $11,930
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.67%(b)         0.67%      0.67%      0.66%      0.61%      0.60%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.94%(b)         0.94%      0.93%      0.92%      0.94%      0.94%
=================================================================================================================================
Ratio of net investment income to average net assets            3.48%(b)         1.89%      0.49%      0.79%      1.62%      4.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $67,876,853.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.41%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-2.87%

Fountain Square Commercial Funding Corp.(b)
  (Acquired 02/13/06; Cost $60,389,556) 4.51%  03/16/06   $ 60,625    $   60,511,075
------------------------------------------------------------------------------------
  (Acquired 02/02/06; Cost $49,928,106) 4.52%  03/31/06     50,288        50,098,582
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $25,964,509) 4.56%  04/06/06     26,150        26,030,756
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $39,700,411) 4.57%  04/10/06     40,000        39,796,889
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $59,564,900) 4.58%  04/12/06     60,000        59,679,400
====================================================================================
                                                                         236,116,702
====================================================================================

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-5.33%

Old Line Funding, LLC(b) (Acquired 02/01/06;
  Cost $125,137,500) 4.51%                     03/01/06    125,578       125,578,000
------------------------------------------------------------------------------------
  (Acquired 02/08/06; Cost $58,062,559) 4.55%  04/04/06     58,469        58,217,746
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $18,865,522) 4.55%  04/10/06     19,000        18,903,944
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b) (Acquired
  02/21/06; Cost $34,996,512) 4.51%            03/07/06     35,058        35,031,648
------------------------------------------------------------------------------------
  (Acquired 02/16/06; Cost $99,648,444) 4.52%  03/16/06    100,000        99,811,667
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $30,202,230) 4.53%  03/20/06     30,332        30,259,481
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $34,161,228) 4.54%  04/04/06     34,378        34,230,595
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $37,227,774) 4.59%  04/11/06     37,433        37,237,319
====================================================================================
                                                                         439,270,400
====================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED-8.91%

Concord Minutemen Capital Co., LLC(b) Series
  A (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 02/21/06; Cost
  $65,001,725) 4.51%                           03/13/06     65,165        65,067,035
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $103,516,465)
  4.52%                                        03/14/06    103,764       103,594,634
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - FULLY BACKED-(CONTINUED)

Govco, Inc.(b) (Multi CEP's-Citicorp North
  America, Inc; agent) (Acquired 02/08/06;
  Cost $44,853,425) 4.51%                      03/06/06   $ 45,000    $   44,971,813
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $42,745,691) 4.53%  03/29/06     43,000        42,848,497
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $34,782,767) 4.56%  04/04/06     35,000        34,849,267
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.) (Acquired 02/16/06; Cost
  $49,824,222) 4.52%(b)                        03/16/06     50,000        49,905,833
------------------------------------------------------------------------------------
Newport Funding Corp.(b) (CEP-MBIA Insurance
  Corp.) (Acquired 01/06/06; Cost
  $49,658,556) 4.39%                           03/03/06     50,000        49,987,806
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,631,056) 4.58%  04/13/06     50,000        49,726,472
------------------------------------------------------------------------------------
Three Rivers Funding Corp.(b) (CEP-Mellon
  Bank, N.A.) (Acquired 02/01/06; Cost
  $44,110,725) 4.51%                           03/01/06     44,266        44,266,000
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,824,222) 4.52%  03/14/06     50,000        49,918,389
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.) (Acquired 02/23/06; Cost
  $149,377,125) 4.53%(b)                       03/28/06    150,000       149,490,375
====================================================================================
                                                                         734,436,954
====================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE-20.06%

Barton Capital LLC(b) (Acquired 01/10/06;
  Cost $53,373,609) 4.39%                      03/06/06     53,734        53,701,237
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $18,855,283) 4.57%  04/11/06     19,000        18,901,110
------------------------------------------------------------------------------------
Charta LLC(b) (Acquired 01/09/06; Cost
  $198,554,500) 4.41%                          03/09/06    200,000       199,804,000
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $74,580,000) 4.48%  03/06/06     75,000        74,953,333
------------------------------------------------------------------------------------
  (Acquired 01/24/06; Cost $74,541,646) 4.49%  03/14/06     75,000        74,878,396
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-(CONTINUED)

Clipper Receivables Co., LLC 4.51%             03/20/06   $ 50,000    $   49,880,986
------------------------------------------------------------------------------------
  4.52%                                        03/21/06    150,000       149,623,333
------------------------------------------------------------------------------------
CRC Funding LLC(b) (Acquired 01/11/06; Cost
  $99,375,250) 4.41%                           03/03/06    100,000        99,975,500
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $37,757,368) 4.48%  03/06/06     37,970        37,946,374
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $74,736,333) 4.52%  03/23/06     75,000        74,792,833
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $99,396,000) 4.53%  03/20/06    100,000        99,760,917
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $34,784,196) 4.53%  03/21/06     35,000        34,911,917
------------------------------------------------------------------------------------
Fairway Finance Co. LLC(b) (Acquired
  02/23/06; Cost $55,812,097) 4.52%            03/23/06     56,009        55,854,291
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $47,501,472) 4.56%  04/03/06     47,713        47,513,560
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 02/09/06; Cost $51,002,897) 4.51%  03/08/06     51,176        51,131,122
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $99,636,694) 4.51%  03/10/06    100,000        99,887,250
------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC(b)
  (Acquired 01/06/06; Cost $14,897,567) 4.39%  03/03/06     15,000        14,996,342
------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $54,176,056) 4.41%  03/08/06     54,557        54,510,217
------------------------------------------------------------------------------------
  (Acquired 01/09/06; Cost $24,819,313) 4.41%  03/09/06     25,000        24,975,500
------------------------------------------------------------------------------------
  (Acquired 02/17/06; Cost $74,830,500) 4.52%  03/07/06     75,000        74,943,500
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Acquired
  02/09/06; Cost $22,110,993) 4.52%(b)         03/09/06     22,189        22,166,712
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/23/06; Cost $49,836,778) 4.52%(b)         03/21/06     50,000        49,874,445
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Acquired
  02/10/06; Cost $39,859,378) 4.52%(b)         03/10/06     40,000        39,954,800
------------------------------------------------------------------------------------
Yorktown Capital LLC
  4.46%                                        03/06/06     48,674        48,643,849
------------------------------------------------------------------------------------
  4.51%                                        03/23/06     50,000        49,862,195
====================================================================================
                                                                       1,653,254,552
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - SECURITY INVESTMENT
  VEHICLES-7.70%

Grenadier Funding Ltd./Corp. (Acquired
  01/27/06; Cost $99,257,583) 4.53%(b)         03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.(b) (Acquired
  02/21/06; Cost $49,823,444) 4.54%            03/22/06     50,000        49,867,583
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $124,248,709)
  4.54%                                        03/23/06    124,689       124,343,057
------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.(b) Series
  2005-I (Acquired 01/31/06; Cost
  $50,030,369) 4.56%                           03/21/06     50,330        50,202,498
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $89,864,564) 4.61%  04/13/06     90,432        89,934,046
------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/23/06; Cost $27,839,565) 4.53%(b)         03/23/06     27,938        27,860,658
------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp (Acquired 01/27/06;
  Cost $192,198,414) 4.53%(b)                  03/27/06    193,636       193,002,488
====================================================================================
                                                                         634,883,163
====================================================================================

ASSET-BACKED SECURITIES - TRADE RECEIVABLES-3.09%

CAFCO, LLC (Acquired 01/09/06; Cost
  $74,448,750) 4.41%(b)                        03/10/06     75,000        74,917,312
------------------------------------------------------------------------------------
Ciesco, LLC(b)
  (Acquired 01/13/06; Cost $99,412,000) 4.41%  03/02/06    100,000        99,987,750
------------------------------------------------------------------------------------
  (Acquired 01/17/06; Cost $49,692,361) 4.43%  03/08/06     50,000        49,956,931
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $29,771,500) 4.57%  04/11/06     30,000        29,843,858
====================================================================================
                                                                         254,705,851
====================================================================================

CONSUMER FINANCE-6.36%

HSBC Finance Corp. 4.51%                       03/15/06    150,000       149,736,917
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  4.51%                                        03/17/06    100,000        99,799,555
------------------------------------------------------------------------------------
  4.51%                                        03/24/06    150,000       149,567,792
------------------------------------------------------------------------------------
  4.53%                                        03/29/06    125,000       124,559,583
====================================================================================
                                                                         523,663,847
====================================================================================

DIVERSIFIED BANKS-1.21%

Bank of America Corp. 4.58%                    04/13/06    100,000        99,453,542
====================================================================================

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-4.23%

Citigroup Funding Inc.
  4.53%                                        03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
  4.54%                                        03/22/06    150,000       149,602,750
------------------------------------------------------------------------------------
  4.65%                                        04/21/06    100,000        99,341,250
====================================================================================
                                                                         348,616,833
====================================================================================

INDUSTRIAL CONGLOMERATES-4.23%

General Electric Co.
  4.53%                                        03/29/06    200,000       199,295,333
------------------------------------------------------------------------------------
  4.53%                                        03/31/06    150,000       149,433,750
====================================================================================
                                                                         348,729,083
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.42%

Credit Suisse Holdings USA Inc. (Acquired
  02/06/06; Cost $198,508,611) 4.55%(b)(c)     04/06/06    200,000       199,090,000
====================================================================================
    Total Commercial Paper (Cost
      $5,472,220,927)                                                  5,472,220,927
====================================================================================

MASTER NOTE AGREEMENTS-8.62%

Lehman Brothers Inc. (Acquired 12/20/04; Cost
  $335,000,000) 4.68%(b)(d)(e)(f)                   --     335,000       335,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $375,000,000)
  4.70%(b)(d)(e)                               05/16/06    375,000       375,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $710,000,000)                                                      710,000,000
====================================================================================

CERTIFICATE OF DEPOSIT-1.21%

Morgan Stanley Bank
  4.54% (Cost $100,000,000)                    03/24/06    100,000       100,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

Unsec. Disc. Notes, 4.35%(a)(d) (Cost
  $38,497,304)                                 03/01/06   $ 38,497    $   38,497,304
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.71% (Cost $6,320,718,231)                             6,320,718,231
====================================================================================

REPURCHASE AGREEMENTS-23.58%

Fortis Bank N.V./S.A.
  4.58%(g)                                     03/01/06     85,000        85,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 4.58%(h)            03/01/06    238,000       238,000,000
------------------------------------------------------------------------------------
Societe Generale
  4.58%(i)                                     03/01/06    113,000       113,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.54%(j)                                     03/01/06    722,546       722,545,572
------------------------------------------------------------------------------------
  4.58%(k)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC 4.58%(l)         03/01/06    285,000       285,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $1,943,545,572)                                                  1,943,545,572
====================================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $8,264,263,803)(m)(n)                                                8,264,263,803
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                                    (24,029,269)
====================================================================================
NET ASSETS-100.00%                                                    $8,240,234,534
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $4,563,747,259, which represented 55.38% of the Fund's Net Assets. These securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single country was greater than 5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $200,025,444. Collateralized by $206,941,453 U.S. Government obligations, 4.50% to 5.00% due January 01, 2010 to January 01, 2035 with an aggregate value at February 28, 2006 of $204,000,000. The amount to be received upon repurchase by the Fund is $85,010,814.

STIC PRIME PORTFOLIO

(h) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by a $511,781,664 U.S. Government obligation, 4.84% due August 01, 2033 with value at February 28, 2006 of $513,132,768. The amount to be received upon repurchase by the Fund is $238,030,279.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $350,044,528. Collateralized by $382,476,497 U.S. Government obligations, 0 % to 6.00% due October 15, 2006 to December 01, 2035 with an aggregate value at February 28, 2006 of $357,000,001. The amount to be received upon repurchase by the Fund is $113,014,376.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 01, 2006 to February 01, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $722,636,693.
(k) Repurchase agreement entered into February 28, 2006 with maturing value of $500,063,611. Collateralized by $510,525,250 U.S. Government obligations, 4.00% to 11.00% due November 01, 2007 to February 01, 2036 with an aggregate value at February 28, 2006 of $510,001,120.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $400,050,889. Collateralized by $407,032,297 U.S. Government obligations, 3.00% to 10.50% due June 01, 2008 to March 15, 2044 with an aggregate value at February 28, 2006 of $408,000,001. The amount to be received upon repurchase by the Fund is $285,036,258.
(m) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(n)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $6,320,718,231)  $6,320,718,231
------------------------------------------------------------
Repurchase agreements (cost $1,943,545,572)    1,943,545,572
============================================================
    Total investments (cost $8,264,263,803)    8,264,263,803
============================================================
Interest receivable                                2,530,803
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               404,954
------------------------------------------------------------
Other assets                                         375,803
============================================================
    Total assets                               8,267,575,363
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       25,844,816
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 940,873
------------------------------------------------------------
Accrued distribution fees                            335,784
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            15,758
------------------------------------------------------------
Accrued transfer agent fees                           88,403
------------------------------------------------------------
Accrued operating expenses                           115,195
============================================================
    Total liabilities                             27,340,829
============================================================
Net assets applicable to shares outstanding   $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $8,239,459,219
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,915,117,718
____________________________________________________________
============================================================
Private Investment Class                      $  545,147,310
____________________________________________________________
============================================================
Personal Investment Class                     $  168,089,771
____________________________________________________________
============================================================
Cash Management Class                         $1,063,492,233
____________________________________________________________
============================================================
Reserve Class                                 $   60,197,432
____________________________________________________________
============================================================
Resource Class                                $  375,493,918
____________________________________________________________
============================================================
Corporate Class                               $  112,696,152
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,915,664,951
____________________________________________________________
============================================================
Private Investment Class                         545,252,347
____________________________________________________________
============================================================
Personal Investment Class                        168,044,421
____________________________________________________________
============================================================
Cash Management Class                          1,063,558,267
____________________________________________________________
============================================================
Reserve Class                                     60,206,229
____________________________________________________________
============================================================
Resource Class                                   375,466,917
____________________________________________________________
============================================================
Corporate Class                                  112,696,071
____________________________________________________________
============================================================
Net asset value, offering price and
  redemption per share for each class         $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $149,710,774
==========================================================================


EXPENSES:

Advisory fees                                                    5,395,948
--------------------------------------------------------------------------
Administrative services fees                                       360,823
--------------------------------------------------------------------------
Custodian fees                                                     151,582
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,206,030
--------------------------------------------------------------------------
  Personal Investment Class                                        645,520
--------------------------------------------------------------------------
  Cash Management Class                                            501,585
--------------------------------------------------------------------------
  Reserve Class                                                    301,109
--------------------------------------------------------------------------
  Resource Class                                                   345,234
--------------------------------------------------------------------------
  Corporate Class                                                   17,490
--------------------------------------------------------------------------
Transfer agent fees                                                539,617
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           92,125
--------------------------------------------------------------------------
Other                                                              374,832
==========================================================================
     Total expenses                                              9,931,895
==========================================================================
Less: Fees waived                                               (3,451,659)
==========================================================================
     Net expenses                                                6,480,236
==========================================================================
Net investment income                                          143,230,538
==========================================================================
Net increase in net assets resulting from operations          $143,230,538
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
===============================================================================================
OPERATIONS:

  Net investment income                                       $  143,230,538     $  178,072,841
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (101,273,061)      (132,543,246)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (8,989,312)       (10,087,540)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (3,006,197)        (2,686,889)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (19,894,625)       (26,260,251)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (949,541)        (1,179,613)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (6,742,135)        (4,869,787)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                 (2,375,667)          (445,515)
===============================================================================================
    Decrease in net assets resulting from distributions         (143,230,538)      (178,072,841)
===============================================================================================
Share transactions-net:
  Institutional Class                                          1,347,911,288       (471,754,840)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (11,561,305)       163,089,734
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        5,341,352         50,823,802
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          154,438,686        338,989,930
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (6,497,005)       (41,624,169)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 103,621,745        120,089,040
-----------------------------------------------------------------------------------------------
  Corporate Class                                                 58,733,990         53,962,081
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,651,988,751        213,575,578
===============================================================================================
    Net increase in net assets                                 1,651,988,751        213,575,578
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,588,245,783      6,374,670,205
===============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively)            $8,240,234,534     $6,588,245,783
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

STIC PRIME PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    For the six months ended February 28, 2006, AIM waived fees of $2,588,600.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $360,823.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $539,595.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $723,618, $473,381, $401,268, $261,965, $276,187 and $17,490, respectively, after FMC waived Plan fees of $482,412, $172,139, $100,317, $39,144, $69,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $20,458 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

STIC PRIME PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
Total capital loss carryforward                                    $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO


NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  Changes in Shares Outstanding
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          Year ended
                                                              FEBRUARY 28, 2006 (a)                     August 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   15,333,021,076    $ 15,333,021,076     38,044,055,385    $ 38,044,055,385
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               2,449,504,838       2,449,504,838      3,734,409,091       3,734,409,091
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,056,708,790       1,056,708,790      1,862,479,095       1,862,479,095
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  2,747,279,938       2,747,279,938     11,166,697,981      11,166,697,981
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            345,674,450         345,674,450        966,008,702         966,008,702
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           681,776,343         681,776,343        919,164,686         919,164,686
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       897,879,042         897,879,042        107,506,448         107,506,448
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       15,501,468          15,501,468         12,876,809          12,876,809
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,225,007           5,225,007          3,625,287           3,625,287
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  2,029,749           2,029,749          1,784,833           1,784,833
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      9,446,074           9,446,074          8,835,534           8,835,534
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                838,882             838,882          1,038,031           1,038,031
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,924,556           3,924,556          2,753,464           2,753,464
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,013,094           1,013,094            281,276             281,276
=================================================================================================================================
Reacquired:
  Institutional Class                                  (14,000,611,256)    (14,000,611,256)   (38,528,687,034)    (38,528,687,034)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (2,466,291,150)     (2,466,291,150)    (3,574,944,644)     (3,574,944,644)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,053,397,187)     (1,053,397,187)    (1,813,440,126)     (1,813,440,126)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (2,602,287,326)     (2,602,287,326)   (10,836,543,585)    (10,836,543,585)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (353,010,337)       (353,010,337)    (1,008,670,902)     (1,008,670,902)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (582,079,154)       (582,079,154)      (801,829,110)       (801,829,110)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (840,158,146)       (840,158,146)       (53,825,643)        (53,825,643)
=================================================================================================================================
                                                         1,651,988,751    $  1,651,988,751        213,575,578    $    213,575,578
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 30% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

STIC PRIME PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PERSONAL INVESTMENT CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.02             0.02       0.005        0.01        0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                   --               --       (0.00)         --       (0.00)       0.00
=================================================================================================================================
    Total from investment operations                        0.02             0.02       0.005        0.01        0.02        0.05
=================================================================================================================================
Less dividends from net investment income                  (0.02)           (0.02)     (0.005)      (0.01)      (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.74%            1.96%       0.47%       0.72%       1.50%       4.93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $168,090         $162,749    $111,925    $133,719    $177,493    $216,286
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.67%(b)         0.67%       0.67%       0.65%       0.60%       0.59%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.94%(b)         0.94%       0.94%       0.93%       0.89%       0.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets        3.49%(b)         1.93%       0.46%       0.73%       1.55%       4.91%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $173,565,186.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-34.80%

U.S. TREASURY BILLS-31.36%(a)

3.71%                                          03/16/06   $100,000    $   99,845,333
------------------------------------------------------------------------------------
3.76%                                          03/30/06    100,000        99,697,514
------------------------------------------------------------------------------------
3.87%                                          04/06/06    100,000        99,613,000
------------------------------------------------------------------------------------
3.88%                                          04/06/06     50,000        49,806,250
------------------------------------------------------------------------------------
4.01%                                          04/20/06    100,000        99,443,403
------------------------------------------------------------------------------------
4.32%                                          04/27/06    100,000        99,315,209
------------------------------------------------------------------------------------
4.22%                                          05/04/06    100,000        99,249,778
------------------------------------------------------------------------------------
4.34%                                          05/11/06    100,000        99,143,858
------------------------------------------------------------------------------------
4.38%                                          05/18/06    150,000       148,576,500
------------------------------------------------------------------------------------
4.15%                                          06/01/06    100,000        98,938,550
------------------------------------------------------------------------------------
4.14%                                          06/15/06    100,000        98,780,411
------------------------------------------------------------------------------------
4.15%                                          06/15/06    100,000        98,779,528
------------------------------------------------------------------------------------
4.18%                                          06/15/06    100,000        98,769,222
------------------------------------------------------------------------------------
4.22%                                          06/22/06    100,000        98,675,389
------------------------------------------------------------------------------------
4.25%                                          07/13/06    100,000        98,419,079
------------------------------------------------------------------------------------
4.37%                                          07/27/06    100,000        98,202,211
====================================================================================
                                                                       1,585,255,235
====================================================================================

U.S. TREASURY NOTE-2.46%

2.75%                                          07/31/06    125,000       124,454,227
====================================================================================

U.S. TREASURY STRIPS-0.98%(a)

4.44%                                          05/15/06     50,000        49,550,646
====================================================================================
  Total U.S. Treasury Securities (Cost
  $1,759,260,108)                                                      1,759,260,108
====================================================================================
  Total Investments (excluding Repurchase
  Agreements) (Cost $1,759,260,108)                                    1,759,260,108
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


REPURCHASE AGREEMENT-65.53%

ABN AMRO Bank N.V.
  4.52%(b)                                     03/01/06   $225,000    $  225,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(c)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(d)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
  4.52%(e)                                     03/01/06    163,091       163,090,720
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  4.52%(f)                                          --     250,000       250,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(g)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  4.52%(h)                                     03/01/06    100,000       100,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.52%(i)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.52%(j)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(k)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  4.52%(l)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(m)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(n)                                     03/01/06    225,000       225,000,000
====================================================================================
  Total Repurchase Agreement (Cost
  $3,313,090,720)                                                      3,313,090,720
====================================================================================
TOTAL INVESTMENTS-100.33% (Cost
  $5,072,350,828)                                                      5,072,350,828
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.33)%                                    (16,609,856)
====================================================================================
NET ASSETS-100.00%                                                    $5,055,740,972
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

TREASURY PORTFOLIO

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $225,028,250.
(c) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2028 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $225,028,250.
(d) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $225,028,250.
(e) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $163,111,197.
(f) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $234,545,000 U.S. Treasury obligations, 0% to 14.00% due March 31, 2006 to April 15, 2029 with an aggregate value at February 28, 2006 of $257,774,073.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $225,028,250.
(h) Repurchase agreement entered into February 28, 2006 with a maturing value of $100,012,556. Collateralized by a $107,543,000 U.S. Treasury obligation, 3.63% due May 15, 2013 with a value at February 28, 2006 of $102,002,866.
(i) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $914,621,500 U.S. Treasury obligations, 0% due November 15, 2009 to May 15, 2028 with an aggregate value at February 28, 2006 of $510,002,307.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $225,028,250.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $225,028,250.
(l) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $771,305,813 U.S. Treasury obligations, 0% due February 15, 2012 to February 15, 2019 with an aggregate value at February 28, 2006 of $510,002,428.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to November 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $225,028,250.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by a $155,430,000 U.S. Treasury obligation, 3.88% due April 15, 2029 with a value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $225,028,250.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,759,260,108)  $1,759,260,108
------------------------------------------------------------
Repurchase agreements (cost $3,313,090,720)    3,313,090,720
============================================================
    Total investments (cost $5,072,350,828)    5,072,350,828
============================================================
Interest receivable                                  691,357
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               276,295
------------------------------------------------------------
Other assets                                         113,751
============================================================
    Total assets                               5,073,432,231
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       16,341,852
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 680,179
------------------------------------------------------------
Accrued distribution fees                            500,661
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,019
------------------------------------------------------------
Accrued transfer agent fees                           66,072
------------------------------------------------------------
Accrued operating expenses                            90,476
============================================================
    Total liabilities                             17,691,259
____________________________________________________________
============================================================
Net assets applicable to shares outstanding   $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,055,413,461
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               19,793
============================================================
                                              $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,644,146,439
____________________________________________________________
============================================================
Private Investment Class                      $  709,585,950
____________________________________________________________
============================================================
Personal Investment Class                     $  268,311,499
____________________________________________________________
============================================================
Cash Management Class                         $2,005,881,874
____________________________________________________________
============================================================
Reserve Class                                 $   83,449,960
____________________________________________________________
============================================================
Resource Class                                $  343,270,707
____________________________________________________________
============================================================
Corporate Class                               $    1,094,543
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,643,939,186
____________________________________________________________
============================================================
Private Investment Class                         709,622,455
____________________________________________________________
============================================================
Personal Investment Class                        268,287,254
____________________________________________________________
============================================================
Cash Management Class                          2,005,752,156
____________________________________________________________
============================================================
Reserve Class                                     83,438,742
____________________________________________________________
============================================================
Resource Class                                   343,268,683
____________________________________________________________
============================================================
Corporate Class                                    1,094,541
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $103,100,962
==========================================================================

EXPENSES:

Advisory fees                                                    3,925,084
--------------------------------------------------------------------------
Administrative services fees                                       331,406
--------------------------------------------------------------------------
Custodian fees                                                     123,091
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,862,484
--------------------------------------------------------------------------
  Personal Investment Class                                        978,935
--------------------------------------------------------------------------
  Cash Management Class                                            965,406
--------------------------------------------------------------------------
  Reserve Class                                                    456,731
--------------------------------------------------------------------------
  Resource Class                                                   300,236
--------------------------------------------------------------------------
  Corporate Class                                                      157
--------------------------------------------------------------------------
Transfer agent fees                                                403,781
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           75,389
--------------------------------------------------------------------------
Other                                                              327,483
==========================================================================
    Total expenses                                               9,750,183
==========================================================================
Less: Fees waived and expenses reimbursed                       (3,358,544)
==========================================================================
    Net expenses                                                 6,391,639
==========================================================================
Net investment income                                           96,709,323
==========================================================================
Net realized gain from Investment securities                        19,793
==========================================================================
Net increase in net assets resulting from operations          $ 96,729,116
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
-----------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $   96,709,323     $  115,795,935
-----------------------------------------------------------------------------------------------
Net realized gain on investment securities                            19,793             31,521
===============================================================================================
    Net increase in net assets resulting from operations          96,729,116        115,827,456
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (36,480,766)       (52,142,881)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (13,102,103)       (16,250,959)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (4,286,574)        (4,948,434)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (35,923,545)       (33,930,310)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,359,130)        (1,110,520)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (5,537,163)        (7,410,332)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    (20,042)            (2,499)
===============================================================================================
    Total distributions from net investment income               (96,709,323)      (115,795,935)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                     --           (122,918)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                                --            (42,124)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                               --            (15,521)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                                   --            (61,119)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                           --             (9,854)
-----------------------------------------------------------------------------------------------
  Resource Class                                                          --            (17,160)
===============================================================================================
    Total distributions from net realized gains                           --           (268,696)
===============================================================================================
    Decrease in net assets resulting from distributions                   --       (116,064,631)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (457,002,648)      (463,265,791)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (519,666,317)       420,439,840
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (5,150,623)       (30,746,235)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          225,193,945        553,903,903
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    6,247,548         (2,763,604)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  42,093,327        (36,607,043)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    225,233            869,308
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (708,059,535)       441,830,378
===============================================================================================
    Net increase (decrease) in net assets                       (708,039,742)       441,593,203
===============================================================================================

NET ASSETS:

  Beginning of period                                          5,763,780,714      5,322,187,511
===============================================================================================
  End of period (including undistributed net investment
    income of $307,718 and $307,718, respectively)            $5,055,740,972     $5,763,780,714
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

TREASURY PORTFOLIO

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $2,039,998.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $331,406.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $403,932.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,117,490, $717,886, $772,325, $397,356, $240,189 and $157, respectively, after FMC waived Plan fees of $744,994, $261,049, $193,081, $59,375, $60,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $15,612 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the

TREASURY PORTFOLIO

borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2005.

TREASURY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED
                                                                   FEBRUARY 28,                           YEAR ENDED
                                                                      2006(A)                           AUGUST 31, 2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     5,446,020,737    $ 5,446,020,737     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                4,202,412,465      4,202,412,465      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                     1,377,022,749      1,377,022,749      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                             8,202,266,783      8,202,266,783     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             357,313,583        357,313,583        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,281,561,416      1,281,561,416      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          5,206,904          5,206,904          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         9,426,162          9,426,162         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    2,111,383          2,111,383          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   3,148,030          3,148,030          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       5,344,027          5,344,027          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               1,192,609          1,192,609            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              3,230,833          3,230,833          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             18,329             18,329                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                    (5,912,449,547)    (5,912,449,547)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (4,724,190,165)    (4,724,190,165)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,385,321,402)    (1,385,321,402)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,982,416,865)    (7,982,416,865)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (352,258,644)      (352,258,644)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,242,698,922)    (1,242,698,922)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         (5,000,000)        (5,000,000)          (900,000)           (900,000)
=================================================================================================================================
                                                           (708,059,535)   $  (708,059,535)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and owns 29% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

TREASURY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PERSONAL INVESTMENT CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.02             0.02       0.004        0.01        0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                 0.00             0.00       0.000       (0.00)       0.00        0.00
=================================================================================================================================
    Total from investment operations                        0.02             0.02       0.004        0.01        0.02        0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.02)           (0.02)     (0.004)      (0.01)      (0.02)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --            (0.00)     (0.000)         --          --          --
=================================================================================================================================
    Total distributions                                    (0.02)           (0.02)     (0.004)      (0.01)      (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.64%            1.81%       0.42%       0.73%       1.56%       4.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $268,311         $273,461    $304,225    $324,638    $356,606    $307,841
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.67%(b)         0.67%       0.67%       0.65%       0.60%       0.60%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.95%(b)         0.95%       0.94%       0.94%       0.90%       0.85%
=================================================================================================================================
Ratio of net investment income to average net assets        3.27%(b)         1.78%       0.40%       0.73%       1.52%       4.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $263,212,701.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-33.77%

FEDERAL FARM CREDIT BANK-3.56%

Floating Rate Bonds,
  4.43%(a)                                08/01/07    $ 90,000    $   89,975,239
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-5.52%

Unsec. Bonds,
  5.38%                                   05/15/06      30,000        30,072,805
--------------------------------------------------------------------------------
  6.09%                                   06/02/06      10,980        11,033,508
--------------------------------------------------------------------------------
Unsec. Disc. Notes,
  4.44%(b)                                06/07/06      49,500        48,902,384
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,816,909
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,929,000
================================================================================
                                                                     139,754,606
================================================================================
FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)-16.19%

Series M006, Class A, Taxable
  Multifamily VRD Ctfs.,
  4.57%(c)(d)                             10/15/45      11,965        11,964,587
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.79%                                   03/14/06      50,000        49,931,623
--------------------------------------------------------------------------------
  4.05%                                   04/04/06      50,000        49,808,750
--------------------------------------------------------------------------------
  4.10%                                   04/04/06      25,000        24,903,194
--------------------------------------------------------------------------------
  4.21%                                   04/25/06      30,000        29,807,042
--------------------------------------------------------------------------------
  4.42%                                   06/05/06      50,000        49,411,000
--------------------------------------------------------------------------------
  4.52%                                   07/18/06      50,000        49,127,389
--------------------------------------------------------------------------------
  3.88%                                   07/25/06       6,272         6,173,306
--------------------------------------------------------------------------------
  4.37%                                   08/04/06      20,000        19,621,267
--------------------------------------------------------------------------------
  4.63%                                   08/08/06      37,381        36,611,782
--------------------------------------------------------------------------------
  4.38%                                   08/15/06      30,000        29,391,146
--------------------------------------------------------------------------------
  4.58%                                   10/23/06      30,000        29,099,267
--------------------------------------------------------------------------------
  4.73%                                   12/29/06      25,000        24,004,519
================================================================================
                                                                     409,854,872
================================================================================

FEDERAL NATIONAL
  MORTGAGE ASSOCIATION
  (FNMA)-8.16%

Unsec. Floating Rate Notes,
  4.54%(e)                                05/09/06      50,000        49,998,125
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  4.07%                                   04/05/06      17,600        17,530,443
--------------------------------------------------------------------------------
  4.40%                                   05/24/06      50,000        49,486,666
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.86%                                   07/28/06      10,000         9,840,032
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  3.88%                                   07/28/06    $ 11,801    $   11,611,489
--------------------------------------------------------------------------------
  4.47%                                   09/01/06      20,000        19,543,067
--------------------------------------------------------------------------------
  4.54%                                   10/27/06      50,000        48,486,667
================================================================================
                                                                     206,496,489
================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.34%

Gtd. Floating Rate Notes,
  4.57%(c)(d)                             11/21/07       8,600         8,600,000
================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-33.77% (Cost $854,681,206)                             854,681,206
================================================================================

REPURCHASE AGREEMENTS-66.50%

Bank of Nova Scotia (The)
  4.56%(f)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  4.56%(g)                                03/01/06     187,884       187,883,914
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc
  4.56%(h)                                      --     250,000       250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.56%(i)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.56%(j)                                03/01/06     495,000       495,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(k)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.56%(l)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(m)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.56%(n)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.56%(o)                                03/01/06      50,000        50,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  4.56%(p)                                03/01/06     100,000       100,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,682,883,914)                                              1,682,883,914
================================================================================
TOTAL INVESTMENTS-100.27% (Cost
  $2,537,565,120)(q)                                               2,537,565,120
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                 (6,740,834)
================================================================================
NET ASSETS-100.00%                                                $2,530,824,286
________________________________________________________________________________
================================================================================

GOVERNMENT & AGENCY PORTFOLIO

Investment Abbreviations:

Ctfs    - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(b) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(d) Demand security; Payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $100,012,667.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $187,907,712.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,056,000 U.S. Government obligations, 0% to 7.25% due August 9, 2006 to May 1, 2030 with an aggregate value at February 28, 2006 of $255,660,278.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $100,012,667.
(j) Joint repurchase agreement entered into February, 2006 with an aggregate maturing value of $500,063,333. Collateralized by $466,423,000 U.S. Government obligations, 0% to 7.25% due July 15, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $510,000,688. The amount to be received upon repurchase by the Fund is $495,062,700.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $100,012,667.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $100,012,667.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $100,012,667.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $100,012,667.
(o) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $50,006,333.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $100,012,667.
(q) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $854,681,206)    $  854,681,206
------------------------------------------------------------
Repurchase agreements (cost $1,682,883,914)    1,682,883,914
============================================================
     Total investments (cost $2,537,565,120)   2,537,565,120
============================================================
Receivables for:
  Interest                                         1,697,835
------------------------------------------------------------
  Fund expenses absorbed                              11,187
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                96,557
------------------------------------------------------------
Other assets                                          51,253
============================================================
     Total assets                              2,539,421,952
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Dividends                                        8,057,149
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                224,116
------------------------------------------------------------
Accrued distribution fees                            205,957
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,605
------------------------------------------------------------
Accrued transfer agent fees                           28,567
------------------------------------------------------------
Accrued operating expenses                            75,272
============================================================
     Total liabilities                             8,597,666
============================================================
Net assets applicable to shares outstanding   $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,530,622,728
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (42,225)
============================================================
                                              $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $1,210,204,139
____________________________________________________________
============================================================
Private Investment Class                      $  538,324,604
____________________________________________________________
============================================================
Personal Investment Class                     $   27,271,346
____________________________________________________________
============================================================
Cash Management Class                         $  453,811,289
____________________________________________________________
============================================================
Reserve Class                                 $   14,408,248
____________________________________________________________
============================================================
Resource Class                                $  244,490,293
____________________________________________________________
============================================================
Corporate Class                               $   42,314,367
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,210,122,316
____________________________________________________________
============================================================
Private Investment Class                         538,295,245
____________________________________________________________
============================================================
Personal Investment Class                         27,269,184
____________________________________________________________
============================================================
Cash Management Class                            453,781,222
____________________________________________________________
============================================================
Reserve Class                                     14,407,516
____________________________________________________________
============================================================
Resource Class                                   244,470,226
____________________________________________________________
============================================================
Corporate Class                                   42,312,251
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $50,222,867
=========================================================================

EXPENSES:

Advisory fees                                                   1,235,938
-------------------------------------------------------------------------
Administrative services fees                                      264,809
-------------------------------------------------------------------------
Custodian fees                                                     55,342
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,603,474
-------------------------------------------------------------------------
  Personal Investment Class                                       131,853
-------------------------------------------------------------------------
  Cash Management Class                                           253,697
-------------------------------------------------------------------------
  Reserve Class                                                    60,203
-------------------------------------------------------------------------
  Resource Class                                                  257,269
-------------------------------------------------------------------------
  Corporate Class                                                   9,917
-------------------------------------------------------------------------
Transfer agent fees                                               184,309
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          39,534
-------------------------------------------------------------------------
Other                                                             217,374
=========================================================================
    Total expenses                                              4,313,719
=========================================================================
Less: Fees waived                                              (1,298,964)
=========================================================================
    Net expenses                                                3,014,755
=========================================================================
Net investment income                                          47,208,112
=========================================================================
Net realized gain from Investment securities                       80,046
=========================================================================
Net increase in net assets resulting from operations          $47,288,158
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   47,208,112     $   55,764,937
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                   80,046            (37,066)
===============================================================================================
    Net increase in net assets resulting from operations          47,288,158         55,727,871
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (18,862,510)       (22,319,218)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (11,589,887)       (13,383,231)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (590,635)          (698,157)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (9,747,613)       (14,529,788)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (192,665)           (67,283)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (4,929,143)        (4,673,075)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                 (1,295,659)           (94,185)
===============================================================================================
    Decrease in net assets resulting from distributions          (47,208,112)       (55,764,937)
===============================================================================================
Share transactions-net:
  Institutional Class                                            210,641,982       (272,301,911)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (212,521,335)       265,863,759
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,754,177)         8,877,849
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (199,588,913)      (351,630,856)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    9,767,608          1,801,483
-----------------------------------------------------------------------------------------------
  Resource Class                                                  13,748,628       (156,429,026)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                (19,695,820)        62,008,071
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (208,402,027)      (441,810,631)
===============================================================================================
    Net increase (decrease) in net assets                       (208,321,981)      (441,847,697)
===============================================================================================

NET ASSETS:

  Beginning of period                                          2,739,146,267      3,180,993,964
===============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,530,824,286     $2,739,146,267
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT & AGENCY PORTFOLIO

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $512,394.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $264,809.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $185,391.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $962,084, $96,692, $202,958, $52,377, $205,815 and $9,917, respectively, after FMC waived Plan fees of $641,390, $35,161, $50,739, $7,826, $51,454 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $8,387 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                   $ 74,152
-----------------------------------------------------------------------------
August 31, 2013                                                     48,119
=============================================================================
Total capital loss carryforward                                   $122,271
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                   FEBRUARY 28,                           AUGUST 31,
                                                                     2006 (A)                                2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,453,633,067    $ 7,453,633,067     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,784,784,039      1,784,784,039      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 244,206,635        244,206,635        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,090,351,296      2,090,351,296      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              89,568,124         89,568,124         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,124,857,126      1,124,857,126      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        243,579,152        243,579,152        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         8,793,303          8,793,303          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    5,153,758          5,153,758          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      39,829             39,829             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       8,639,311          8,639,311         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 167,646            167,646             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              2,194,353          2,194,353          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          1,059,582          1,059,582              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,251,784,388)    (7,251,784,388)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (2,002,459,132)    (2,002,459,132)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (255,000,641)      (255,000,641)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,298,579,520)    (2,298,579,520)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (79,968,162)       (79,968,162)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,113,302,851)    (1,113,302,851)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (264,334,554)      (264,334,554)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           (208,402,027)   $  (208,402,027)      (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.

(b)  Corporate Class shares commenced sales on June 30, 2005.

GOVERNMENT & AGENCY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 PERSONAL INVESTMENT CLASS
                                                           ----------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                          YEAR ENDED AUGUST 31,
                                                           FEBRUARY 28,       ---------------------------------------------------
                                                               2006            2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
=================================================================================================================================
Income form investment operations:
  Net investment income                                         0.02             0.02      0.005       0.01       0.02(a)    0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                     0.00            (0.00)     (0.00)      0.00       0.00       0.00
=================================================================================================================================
    Total from investment operations                            0.02             0.02      0.005       0.01       0.02       0.05
=================================================================================================================================
Less dividends from net investment income                      (0.02)           (0.02)    (0.005)     (0.01)     (0.02)     (0.05)
=================================================================================================================================
Net asset value, end of period                               $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 1.70%            1.88%      0.48%      0.74%      1.58%      4.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $27,271          $38,024    $29,147    $21,132    $23,793    $24,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.67%(c)         0.67%      0.67%      0.67%      0.62%      0.59%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.91%(c)         0.92%      0.90%      0.90%      0.90%      0.90%
=================================================================================================================================
Ratio of net investment income to average net assets            3.39%(c)         1.87%      0.48%      0.73%      1.51%      4.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $35,452,218.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)        VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--100.31%

FEDERAL FARM CREDIT BANK--13.06%

Disc. Notes(a)
  4.29%                                        03/24/06    $10,000    $  9,972,591
----------------------------------------------------------------------------------
Floating Rate Bonds(b)
  4.43%                                        08/01/07      9,000       8,997,524
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(b)
  4.47%                                        03/01/07      4,050       4,050,475
==================================================================================
                                                                        23,020,590
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)--87.25%

Unsec. Disc. Notes(a)
  4.35%(c)                                     03/01/06     85,103      85,102,696
----------------------------------------------------------------------------------
  4.43%                                        04/05/06      8,000       7,965,505
----------------------------------------------------------------------------------
  4.37%                                        04/12/06     10,000       9,949,017
----------------------------------------------------------------------------------
  4.36%                                        05/24/06      8,000       7,918,651
----------------------------------------------------------------------------------
  4.41%                                        06/07/06     10,000       9,879,814
----------------------------------------------------------------------------------
  3.95%                                        07/17/06      2,768       2,726,088
----------------------------------------------------------------------------------
  4.50%                                        07/21/06      5,000       4,911,211
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,000,569
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(b)
  4.46%                                        08/21/06     17,385      17,384,398
----------------------------------------------------------------------------------
Unsec. Global Bonds
  3.25%                                        07/21/06      3,000       2,991,480
==================================================================================
                                                                       153,829,429
==================================================================================
TOTAL INVESTMENTS-100.31% (Cost
  $176,850,019)(d)                                                     176,850,019
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.31)%                                     (540,727)
==================================================================================
NET ASSETS-100.00%                                                    $176,309,292
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $176,850,019)      $176,850,019
-----------------------------------------------------------
Cash                                                 19,569
-----------------------------------------------------------
Interest receivable                                  72,809
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               56,210
-----------------------------------------------------------
Other assets                                         19,931
===========================================================
    Total assets                                177,018,538
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         545,977
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 75,844
-----------------------------------------------------------
Accrued distribution fees                            15,144
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,728
-----------------------------------------------------------
Accrued transfer agent fees                           2,387
-----------------------------------------------------------
Accrued operating expenses                           67,166
===========================================================
    Total liabilities                               709,246
===========================================================
Net assets applicable to shares outstanding    $176,309,292
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $176,305,198
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 564
===========================================================
                                               $176,309,292
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 75,049,095
___________________________________________________________
===========================================================
Private Investment Class                       $ 41,933,627
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,290,336
___________________________________________________________
===========================================================
Cash Management Class                          $ 42,951,264
___________________________________________________________
===========================================================
Reserve Class                                  $    177,803
___________________________________________________________
===========================================================
Resource Class                                 $  9,637,727
___________________________________________________________
===========================================================
Corporate Class                                $    269,440
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              75,021,442
___________________________________________________________
===========================================================
Private Investment Class                         41,958,819
___________________________________________________________
===========================================================
Personal Investment Class                         6,292,372
___________________________________________________________
===========================================================
Cash Management Class                            42,949,162
___________________________________________________________
===========================================================
Reserve Class                                       177,803
___________________________________________________________
===========================================================
Resource Class                                    9,639,546
___________________________________________________________
===========================================================
Corporate Class                                     269,440
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $3,843,870
========================================================================


EXPENSES:

Advisory fees                                                    193,706
------------------------------------------------------------------------
Administrative services fees                                      24,794
------------------------------------------------------------------------
Custodian fees                                                     3,871
------------------------------------------------------------------------
Distribution fees:

  Private Investment Class                                       127,305
------------------------------------------------------------------------
  Personal Investment Class                                       24,375
------------------------------------------------------------------------
  Cash Management Class                                           15,689
------------------------------------------------------------------------
  Reserve Class                                                        9
------------------------------------------------------------------------
  Resource Class                                                   7,524
------------------------------------------------------------------------
  Corporate Class                                                      1
------------------------------------------------------------------------
Transfer agent fees                                               15,477
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         11,471
------------------------------------------------------------------------
Registration and filing fees                                      36,796
------------------------------------------------------------------------
Printing and postage                                              31,962
------------------------------------------------------------------------
Professional services fees                                        28,787
------------------------------------------------------------------------
Other                                                             30,109
========================================================================
     Total expenses                                              551,876
========================================================================
Less: Fees waived and expenses reimbursed                       (333,755)
========================================================================
     Net expenses                                                218,121
========================================================================
Net investment income                                          3,625,749
========================================================================
Net realized gain from investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $3,625,948
________________________________________________________________________
========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $  3,625,749      $   3,500,939
----------------------------------------------------------------------------------------------
  Net realized gain on investment securities                            199                365
==============================================================================================
    Net increase in net assets resulting from operations          3,625,948          3,501,304
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (1,869,806)        (1,311,658)
----------------------------------------------------------------------------------------------
  Private Investment Class                                         (913,112)        (1,414,678)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (107,967)          (116,255)
----------------------------------------------------------------------------------------------
  Cash Management Class                                            (594,355)          (376,931)
----------------------------------------------------------------------------------------------
  Reserve Class                                                         (30)                (6)
----------------------------------------------------------------------------------------------
  Resource Class                                                   (140,287)          (281,411)
----------------------------------------------------------------------------------------------
  Corporate Class                                                      (192)                --
==============================================================================================
  Decrease in net assets resulting from distributions            (3,625,749)        (3,500,939)
==============================================================================================
Share transactions-net:
  Institutional Class                                            (7,795,711)        26,652,677
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (27,343,452)      (207,122,742)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         683,029           (479,457)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           8,296,954         29,580,995
----------------------------------------------------------------------------------------------
  Reserve Class                                                     177,803                 (1)
----------------------------------------------------------------------------------------------
  Resource Class                                                  2,732,026         (3,650,876)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   269,440                 --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (22,979,911)      (155,019,404)
==============================================================================================
    Net increase (decrease) in net assets                       (22,979,712)      (155,019,039)
==============================================================================================

NET ASSETS:

  Beginning of period                                           199,289,004        354,308,043
==============================================================================================
  End of period (including undistributed net investment
    income of $3,530 and $3,530, respectively)                 $176,309,292      $ 199,289,004
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $258,959.

  The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $24,794.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $15,477.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $63,653, $17,875, $12,551, $8, $6,019 and $1, respectively, after FMC waived Plan fees of $63,652, $6,500, $3,138, $1, $1,505 and $0, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2006, the Fund paid legal fees of $2,782 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED                      YEAR ENDED
                                                                        FEBRUARY 28,                        AUGUST 31,
                                                                           2006(A)                             2005
                                                              ---------------------------------    -----------------------------
                                                                  SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,199,580,507    $ 1,199,580,507     636,405,085    $ 636,405,085
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       160,858,015        160,858,015     395,039,783      395,039,783
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       21,792,395         21,792,395      29,626,154       29,626,154
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          104,261,559        104,261,559     100,732,765      100,732,765
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                      177,796            177,796          46,969           46,969
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   4,727,794          4,727,794      72,172,246       72,172,246
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 269,440            269,440              --               --
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              1,109,418          1,109,418         352,603          352,603
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           293,929            293,929         403,335          403,335
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            3,291              3,291           3,349            3,349
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                              586,513            586,513         258,777          258,777
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                            7                  7              --               --
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     131,349            131,349         266,396          266,396
================================================================================================================================
Reacquired:
  Institutional Class                                         (1,208,485,636)    (1,208,485,636)   (610,105,011)    (610,105,011)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (188,495,396)      (188,495,396)   (602,565,860)    (602,565,860)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,112,657)       (21,112,657)    (30,108,960)     (30,108,960)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          (96,551,118)       (96,551,118)    (71,410,547)     (71,410,547)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           --                 --         (46,970)         (46,970)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  (2,127,117)        (2,127,117)    (76,089,518)     (76,089,518)
================================================================================================================================
                                                                 (22,979,911)   $   (22,979,911)   (155,019,404)   $(155,019,404)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PERSONAL INVESTMENT CLASS
                                                       -------------------------------------------------------------------------
                                                                                                                   MAY 30, 2001
                                                        SIX MONTHS                                                  (DATE SALES
                                                          ENDED                   YEAR ENDED AUGUST 31,            COMMENCED) TO
                                                       FEBRUARY 28,       -------------------------------------     AUGUST 31,
                                                           2006            2005      2004       2003      2002         2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 1.00          $ 1.00    $  1.00    $ 1.00    $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.02            0.02      0.004      0.01      0.02         0.01
--------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities                                   0.00            0.00      0.000      0.00      0.00         0.00
================================================================================================================================
    Total from investment operation                         0.02            0.02      0.004      0.01      0.02         0.01
================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.02)          (0.02)    (0.004)    (0.01)    (0.02)       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --              --     (0.000)    (0.00)    (0.00)       (0.00)
================================================================================================================================
    Total distributions                                    (0.02)          (0.02)    (0.004)    (0.01)    (0.02)       (0.01)
================================================================================================================================
Net asset value, end of period                            $ 1.00          $ 1.00    $  1.00    $ 1.00    $ 1.00       $ 1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(a)                                             1.66%           1.83%      0.43%     0.69%     1.47%        0.82%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $6,290          $5,607    $ 6,087    $6,415    $8,957       $1,609
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.67%(b)        0.67%      0.67%     0.68%     0.63%        0.62%(c)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.14%(b)        1.16%      1.08%     1.08%     1.00%        1.01%(c)
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of net investment income to average net assets        3.30%(b)        1.85%      0.43%     0.66%     1.48%        4.50%(c)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $6,553,847.
(c)  Annualized.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

    If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

    On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

- that the defendants permitted improper market timing and related activity in the AIM Funds;

- that certain AIM Funds inadequately employed fair value pricing;

- that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

- that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action

SHORT-TERM INVESTMENTS TRUST

Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also:
(i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Todd L. Spillane                              Suite 100
Carl Frischling                   Chief Compliance Officer                      Houston, TX 77046-1173
Robert H. Graham
Vice Chair                        Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   John M. Zerr                                  Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Raymond Stickel, Jr.              Legal Officer                                 CUSTODIAN
Mark H. Williamson                                                              The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

                                                 [YOUR GOALS. OUR SOLUTIONS.]
                                                   --Registered Trademark--

                                                                   [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com      STIT-SAR-6     Fund Management Company          --Registered Trademark--

                                                        Private Investment Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                               FEBRUARY 28, 2006
                                                               SEMIANNUAL REPORT



                                  [COVER IMAGE]
 SEMI
ANNUAL



=======================================================
INSIDE THIS REPORT

Letter to Shareholders .............................  1

Fund Data ..........................................  2

Fund Objectives and Strategies .....................  2

Letter from Independent
Chairman of Board of Trustees ......................  4

Calculating Your Ongoing Fund Expenses .............  5

Approval of Investment Advisory Agreements and
Summary of Independent Written Fee Evaluation ......  6

Financial Pages:
   Liquid Assets Portfolio ......................... 10
   STIC Prime Portfolio ............................ 30
   Treasury Portfolio .............................. 42
   Government & Agency Portfolio ................... 52
   Government TaxAdvantage Portfolio ............... 62
=======================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST


                      DEAR SHAREHOLDER:

                      We are pleased to present this report on the performance
     [GRAHAM          of the Private Investment Class of Short-Term Investments
      PHOTO]          Trust, part of AIM Cash Management, covering the six-month reporting period ended February 28, 2006. Thank you for investing with us.

  ROBERT H. GRAHAM       Through a combination of short-term cash management
                      vehicles and selective use of a longer maturity schedule
                      for higher yields, each fund continued to provide
                      competitive returns. Each fund continued to maintain a
    [WILLIAMSON       relatively short maturity structure to take advantage of
       PHOTO]         any sudden rise in market yields.

                         Each fund also continued to hold the highest credit
 MARK H. WILLIAMSON   quality ratings given by three widely known credit rating
                      agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of each fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand over the reporting period, albeit somewhat unevenly. The fourth quarter of 2005 marked the end of remarkably stable growth in gross domestic product (GDP), the broadest measure of U.S. economic activity. For eight consecutive quarters, GDP had risen at annualized rates of between 3.3% and 4.3%. A spike in energy prices before and after several severe hurricanes hit the U.S. Gulf Coast stifled consumer spending, widened the trade gap and hurt retail sales. These, in turn, led to anemic GDP growth the fourth quarter. However, in January, retail sales rose by 2.9% and the jobless rate fell to 4.7%, which was the lowest reading since July 2001.

   The economy regained momentum at the beginning of the first quarter of 2006. From the end of 2003 to the close of the reporting period, the Federal Reserve Board (the Fed) raised the federal funds rate by 25 basis points (0.25%) 14 times, to 4.50%. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   Interest rates of short-term Treasuries have been volatile as the Fed has raised interest rates. At the close of the reporting period, the Treasury yield curve remained relatively flat, with the difference in yields between three-month Treasury securities and the 30-year Treasury bond less than 50 basis points (0.50%).

IN CONCLUSION

We are pleased to send you this report on your investment. AIM Investments--REGISTERED TRADEMARK-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Cash Management and Alliance representatives at 800-659-1005.


Sincerely,

/s/ ROBERT H. GRAHAM                                            /s/ MARK H. WILLIAMSON
Robert H. Graham                                                Mark H. Williamson
Vice Chair & President, Short-Term Investments Trust            President, A I M Advisors, Inc.

April 12, 2006


The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                                                    SHORT-TERM INVESTMENTS TRUST


==================================================================================================================================

FUND DATA

DATA AS OF 2/28/06

                                             YIELDS                   WEIGHTED AVERAGE MATURITY
                                    7-DAY            MONTHLY       RANGE DURING               AT
FUND                               SEC YIELD          YIELD       REPORTING PERIOD        PERIOD END         NET ASSETS

Liquid Assets                        4.16%            4.14%          21-39 days             32 days        $981.9 million

STIC Prime                           4.19             4.15           10-22 days             15 days         545.1 million

Treasury                             4.01             3.99           22-39 days             30 days         709.5 million

Government & Agency                  4.10             4.07           20-40 days             33 days         538.3 million

Government TaxAdvantage              4.11             4.09           13-45 days             31 days          41.9 million


Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

==================================================================================================================================


==================================================================================================================================
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                           GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of       Government & Agency Portfolio seeks to maximize current
current income as is consistent with the preservation of          income consistent with the preservation of capital and the
capital and liquidity.                                            maintenance of liquidity.

   The Fund invests primarily in short-term money market             The Fund invests in direct obligations of the U.S.
instruments that blend top-tier, high quality U.S.                Treasury and other securities issued or guaranteed as to
dollar-denominated obligations, which include commercial          payment of principal and interest by the U.S. government or
paper, certificates of deposit, master and promissory notes,      by its agencies or instrumentalities, as well as repurchase
municipal securities and repurchase agreements.                   agreements secured by such obligations. Securities purchased by the Fund will have maturities of 397 days or less.
STIC PRIME PORTFOLIO
                                                                  GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC Prime Portfolio seeks to maximize current income
consistent with the preservation of capital and the               Government TaxAdvantage Portfolio seeks to maximize current
maintenance of liquidity.                                         income consistent with the preservation of capital and the maintenance of liquidity.
   The Fund invests in high quality U.S. dollar-denominated
commercial paper and other commercial instruments with               The Fund may invest in direct obligations of the U.S.
maturities of 60 days or less, including certificates of          Treasury and in U.S. government agency securities with
deposit, repurchase agreements and master notes.                  maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local
TREASURY PORTFOLIO                                                income taxes in some jurisdictions. Investors residing in
                                                                  states with state income tax may find it more profitable to
Treasury Portfolio seeks to maximize current income               invest in this Fund than in a fund not designed to comply
consistent with the preservation of capital and the               with state tax considerations. This does not constitute tax
maintenance of liquidity.                                         advice. Please consult your tax advisor for your particular situation.
   The Fund invests in direct obligations of the U.S.
Treasury and repurchase agreements backed by Treasury
obligations. Securities purchased by the Fund will have
maturities of 397 days or less.

==================================================================================================================================

SHORT-TERM INVESTMENTS TRUST


===========================================================================                        ===============================
FUND COMPOSITION BY MATURITY                                                                       FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/06                                                                             IN DAYS, AS OF 2/28/06

                  LIQUID                      GOVERNMENT        GOVERNMENT                         STIC PRIME PORTFOLIO
                  ASSETS        TREASURY       & AGENCY        TAXADVANTAGE
                PORTFOLIO*     PORTFOLIO      PORTFOLIO**       PORTFOLIO**                        1-7                  42.3%

1-7               66.0%          65.3%          72.6%              55.5%                           8-14                 11.0

8-30              13.6            3.9            2.0               15.5                            15-21                11.2

31-90             11.8           14.7            8.9               14.6                            22-28                16.0

91-180             3.5           16.1           11.7               11.6                            29-35                10.2

181+               5.1            0.0            4.8                2.8                            36-42                 4.5

                                                                                                   43-60                 4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*  The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

==================================================================================================================================


==================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY
INVESTING IN THE FUND.
==================================================================================================================================


==================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
==================================================================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST



                      DEAR FELLOW AIM FUND SHAREHOLDERS:

                      Having completed a year of transition and change at AIM
                      Funds--as well as my first full year as your board's
                      independent chair--I can assure you that shareholder
   [CROCKETT          interests are at the forefront of every decision your
     PHOTO]           board makes. While regulators and fund companies debate
                      the value of an independent board chair, this structure is working for you. An independent chair can help lead to
BRUCE L. CROCKETT     unbiased decisions and eliminate potential conflicts.

                         Some highlights of 2005 board activity:

                         o Board approval of voluntary fee reductions, which are
                           saving shareholders more than $20 million annually, based on asset levels as of March 31, 2005.

                         o Board approval for the merger of 14 funds into other
                           AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                         o Board approval for portfolio management changes at
                           11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                         In 2006, your board will continue to focus on reducing
                      costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                         The AIM Funds board is pleased to welcome our newest
                      independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                         Your board welcomes your views. Please mail them to me
                      at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                      Sincerely,



                      /s/ BRUCE L. CROCKETT
                      Bruce L. Crockett
                      Independent Chair
                      On Behalf of the Board of Trustees
                      AIM Funds

                      April 12, 2006

SHORT-TERM INVESTMENTS TRUST


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate
As a shareholder of a Private                over the period. Simply divide your          the actual ending account balance or
Investment Class, you incur ongoing          account value by $1,000 (for example,        expenses you paid for the period. You
costs, including management fees,            an $8,600 account value divided by           may use this information to compare
distribution and/or service fees             $1,000 = 8.6), then multiply the             the ongoing costs of investing in a
(12b-1) and other Fund expenses. This        result by the number in the table            Fund and other funds. To do so,
example is intended to help you              under the heading entitled "Actual           compare this 5% hypothetical example
understand your ongoing costs (in            Expenses Paid During Period" to              with the 5% hypothetical examples that
dollars) of investing in the Funds and       estimate the expenses you paid on your       appear in the shareholder reports of
compare these costs with ongoing costs       account during this period.                  the other funds.
of investing in other mutual funds.
The example is based on an investment        HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
of $1,000 invested at the beginning of       PURPOSES                                     in the table are meant to highlight
the period and held for the entire                                                        your ongoing costs only. Therefore,
period September 1, 2005, through            The table below also provides                the hypothetical information is useful
February 28, 2006.                           information about hypothetical account       in comparing ongoing costs only, and
                                             values and hypothetical expenses based       will not help you determine the
ACTUAL EXPENSES                              on each Fund's actual expense ratio          relative total costs of owning
                                             and an assumed rate of return of 5%          different funds.
The table below provides information         per year before expenses, which is not
about actual account values and actual       a Fund's actual return.
expenses. You may use the information
in this table,


==================================================================================================================================

                                                                                    HYPOTHETICAL
                                                         ACTUAL           (5% ANNUAL RETURN BEFORE EXPENSES)

                          BEGINNING           ENDING         EXPENSES         ENDING               EXPENSES          ANNUALIZED
                        ACCOUNT VALUE      ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE          PAID DURING         EXPENSE
    FUND                  (9/1/05)         (2/28/06)(1)      PERIOD(2)       (2/28/06)             PERIOD(2)           RATIO
Liquid Assets            $1,000.00          $1,018.60         $2.10          $1,022.71              $2.11              0.42%
STIC Prime                1,000.00           1,018.60          2.10           1,022.71               2.11              0.42
Treasury                  1,000.00           1,017.60          2.10           1,022.71               2.11              0.42
Government
& Agency                  1,000.00           1,018.20          2.10           1,022.71               2.11              0.42
Government
TaxAdvantage              1,000.00           1,018.10          1.85           1,022.96               1.86              0.37




(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2005, through
    February 28, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the
    Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

==================================================================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST


APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees (the "Board") of       to be provided by AIM under the              Government & Agency Portfolio
Short-Term Investments Trust (the            Advisory Agreement. Based on such
"Trust") oversees the management of          review, the Board concluded that the         o The performance of the Fund relative
each Fund of the Trust, and as               range of services to be provided by          to comparable funds. The Board
required by law, determines annually         AIM under the Advisory Agreement was         reviewed the performance of the Fund
whether to approve the continuance of        appropriate and that AIM currently is        during the past one, three and five
each Fund's advisory agreement with          providing services in accordance with        calendar years against the performance
A I M Advisors, Inc. ("AIM"). Based upon     the terms of the Advisory Agreement.         of funds advised by other advisors
the recommendation of the Investments                                                     with investment strategies comparable
Committee of the Board at a meeting          o The quality of services to be              to those of the Fund. The Board noted
held on June 30, 2005, the Board,            provided by AIM. The Board reviewed          that the Fund's performance in such
including all of the independent             the credentials and experience of the        periods was above the median
trustees, approved the continuance of        officers and employees of AIM who will       performance of such comparable funds.
the advisory agreement (the "Advisory        provide investment advisory services         Based on this review, the Board
Agreement") between each Fund and AIM        to each Fund. In reviewing the               concluded that no changes should be
for another year, effective July 1,          qualifications of AIM to provide             made to the Fund and that it was not
2005.                                        investment advisory services, the            necessary to change the Fund's
                                             Board reviewed the qualifications of         portfolio management team at this
   The Board considered the factors          AIM's investment personnel and               time.
discussed below in evaluating the            considered such issues as AIM's
fairness and reasonableness of each          portfolio and product review process,        o The performance of the Fund relative
Fund's Advisory Agreement at the             AIM's legal and compliance function,         to indices. The Board reviewed the
meeting on June 30, 2005 and as part         AIM's use of technology, AIM's               performance of the Fund during the
of the Board's ongoing oversight of          portfolio administration function and        past one, three and five calendar
each Fund. In their deliberations, the       the quality of AIM's investment              years against the performance of the
Board and the independent trustees did       research. Based on the review of these       Lipper Institutional US Government
not identify any particular factor           and other factors, the Board concluded       Money Market Index. The Board noted
that was controlling, and each trustee       that the quality of services to be           that the Fund's performance for the
attributed different weights to the          provided by AIM was appropriate and          one and three year periods was above
various factors.                             that AIM currently is providing              the performance of such Index and
                                             satisfactory services in accordance          comparable to such Index for the five
   One of the responsibilities of the        with the terms of the Advisory               year period. Based on this review, the
Senior Officer of the Funds, who is          Agreement.                                   Board concluded that no changes should
independent of AIM and AIM's                                                              be made to the Fund and that it was
affiliates, is to manage the process         o Meeting with the Funds' portfolio          not necessary to change the Fund's
by which the Funds' proposed                 managers and investment personnel.           portfolio management team at this
management fees are negotiated to            With respect to each Fund, the Board         time.
ensure that they are negotiated in a         is meeting periodically with each
manner which is at arm's length and          Fund's portfolio manager and/or other        o Fees relative to those of clients of
reasonable. To that end, the Senior          investment personnel and believes that       AIM with comparable investment
Officer must either supervise a              such individuals are competent and           strategies. The Board reviewed the
competitive bidding process or prepare       able to continue to carry out their          advisory fee rate for the Fund under
an independent written evaluation. The       responsibilities under the Advisory          the Advisory Agreement. The Board
Senior Officer has recommended an            Agreement.                                   noted that this rate was comparable to
independent written evaluation in lieu                                                    the advisory fee rates for two
of a competitive bidding process and,        o Overall performance of AIM. The            institutional money market funds, and
upon the direction of the Board, has         Board considered the overall                 lower than the advisory fee rates for
prepared such an independent written         performance of AIM in providing              a third institutional money market
evaluation. Such written evaluation          investment advisory and portfolio            fund (which has an "all-in" fee
also considered certain of the factors       administrative services to each Fund         structure whereby AIM pays all of the
discussed below. In addition, as             and concluded that such performance          fund's ordinary operating expenses),
discussed below, the Senior Officer          was satisfactory.                            advised by AIM with investment
made certain recommendations to the                                                       strategies comparable to those of the
Board in connection with such written        o Independent written evaluation and         Fund. The Board noted that AIM has
evaluation.                                  recommendations of the Funds' Senior         agreed to waive fees and/or limit
                                             Officer. The Board noted that, upon          expenses of the Fund, as discussed
   The discussion below serves as a          their direction, the Senior Officer of       below. Based on this review, the Board
summary of the Senior Officer's              the Funds, who is independent of AIM         concluded that the advisory fee rate
independent written evaluation and           and AIM's affiliates, had prepared an        for the Fund under the Advisory
recommendations to the Board in              independent written evaluation in            Agreement was fair and reasonable.
connection therewith, as well as a           order to assist the Board in
discussion of the material factors and       determining the reasonableness of the        o Fees relative to those of comparable
the conclusions with respect thereto         proposed management fees of the AIM          funds with other advisors. The Board
that formed the basis for the Board's        Funds, including these Funds. The            reviewed the advisory fee rate for the
approval of each Fund's Advisory             Board noted that the Senior Officer's        Fund under the Advisory Agreement. The
Agreement. After consideration of all        written evaluation had been relied           Board compared effective contractual
of the factors below and based on its        upon by the Board in this regard in          advisory fee rates at a common asset
informed business judgment, the Board        lieu of a competitive bidding process.       level and noted that the Fund's rate
determined that each Fund's Advisory         In determining whether to continue the       was below the median rate of the funds
Agreement is in the best interests of        Advisory Agreement for each Fund, the        advised by other advisors with
the Fund and its shareholders and that       Board considered the Senior Officer's        investment strategies comparable to
the compensation to AIM under each           written evaluation and the                   those of the Fund that the Board
Fund's Advisory Agreement is fair and        recommendation made by the Senior            reviewed. The Board noted that AIM has
reasonable and would have been               Officer to the Board that the Board          agreed to waive fees and/or limit
obtained through arm's length                consider implementing a process to           expenses of the Fund, as discussed
negotiations.                                assist them in more closely monitoring       below. Based on this review, the Board
                                             the performance of the AIM Funds. The        concluded that the advisory fee rate
FUND-SPECIFIC FACTORS WITH THE SAME          Board concluded that it would be             for the Fund under the Advisory
CONCLUSIONS                                  advisable to implement such a process        Agreement was fair and reasonable.
                                             as soon as reasonably practicable.
The Board considered the following                                                        o Expense limitations and fee waivers.
fund-specific factors separately for         FUND-SPECIFIC FACTORS WITH SEPARATE          The Board noted that AIM has
each Fund and reached the same               CONCLUSIONS                                  contractually agreed to waive fees
conclusions for each such Fund, which                                                     and/or limit expenses of the Fund in
conclusions are set forth below.             The Board considered the following           an amount necessary to limit total
                                             fund-specific factors separately for         annual operating expenses to a
o The nature and extent of the               each Fund and reached separate               specified percentage of average daily
advisory services to be provided by          conclusions for each such Fund, which        net assets for each class of the Fund.
AIM. The Board reviewed the services         conclusions are set forth below.             The Board considered the contractual
                                                                                          nature of this fee waiv-


                                                                                                                   (continued)

SHORT-TERM INVESTMENTS TRUST


er/expense limitation and noted that         (which has an "all-in" fee structure         uidity, increased diversification or
it remains in effect until August 31,        whereby AIM pays all of the fund's           decreased transaction costs. The Board
2006. The Board considered the effect        ordinary operating expenses), advised        also found that the Fund will not
this fee waiver/expense limitation           by AIM with investment strategies            receive reduced services if it invests
would have on the Fund's estimated           comparable to those of the Fund. The         its cash balances in such money market
expenses and concluded that the levels       Board noted that AIM has agreed to           funds. The Board noted that, to the
of fee waivers/expense limitations for       waive fees and/or limit expenses of          extent the Fund invests in affiliated
the Fund were fair and reasonable.           the Fund, as discussed below. Based on       money market funds, AIM has
                                             this review, the Board concluded that        voluntarily agreed to waive a portion
o Breakpoints and economies of scale.        the advisory fee rate for the Fund           of the advisory fees it receives from
The Board reviewed the structure of          under the Advisory Agreement was fair        the Fund attributable to such
the Fund's advisory fee under the            and reasonable.                              investment. The Board further
Advisory Agreement, noting that it                                                        determined that the proposed
does not include any breakpoints. The        o Fees relative to those of comparable       securities lending program and related
Board considered whether it would be         funds with other advisors. The Board         procedures with respect to the lending
appropriate to add advisory fee              reviewed the advisory fee rate for the       Fund is in the best interests of the
breakpoints for the Fund or whether,         Fund under the Advisory Agreement. The       lending Fund and its respective
due to the nature of the Fund and the        Board compared effective contractual         shareholders. The Board therefore
advisory fee structures of comparable        advisory fee rates at a common asset         concluded that the investment of cash
funds, it was reasonable to structure        level and noted that the Fund's rate         collateral received in connection with
the advisory fee without breakpoints.        was below the median rate of the funds       the securities lending program in the
Based on this review, the Board              advised by other advisors with               money market funds according to the
concluded that it was not necessary to       investment strategies comparable to          procedures is in the best interests of
add advisory fee breakpoints to the          those of the Fund that the Board             the lending Fund and its respective
Fund's advisory fee schedule. The            reviewed. The Board noted that AIM has       shareholders.
Board reviewed the level of the Fund's       agreed to waive fees and/or limit
advisory fees, and noted that such           expenses of the Fund, as discussed           LIQUID ASSETS PORTFOLIO
fees, as a percentage of the Fund's          below. Based on this review, the Board
net assets, would remain constant            concluded that the advisory fee for          o The performance of the Fund relative
under the Advisory Agreement because         the Fund under the Advisory Agreement        to comparable funds. The Board
the Advisory Agreement does not              was fair and reasonable.                     reviewed the performance of the Fund
include any breakpoints. The Board                                                        during the past one, three and five
concluded that the Fund's fee levels         o Expense limitations and fee waivers.       calendar years against the performance
under the Advisory Agreement therefore       The Board noted that AIM has                 of funds advised by other advisors
would not reflect economies of scale.        contractually agreed to waive fees           with investment strategies comparable
                                             and/or limit expenses of the Fund in         to those of the Fund. The Board noted
o Investments in affiliated money            an amount necessary to limit total           that the Fund's performance in such
market funds. Not applicable because         annual operating expenses to a               periods was above the median
the Fund does not invest in affiliated       specified percentage of average daily        performance of such comparable funds.
money market funds.                          net assets for each class of the Fund.       Based on this review, the Board
                                             The Board considered the contractual         concluded that no changes should be
GOVERNMENT TAXADVANTAGE PORTFOLIO            nature of this fee waiver/expense            made to the Fund and that it was not
                                             limitation and noted that it remains         necessary to change the Fund's
o The performance of the Fund relative       in effect until August 31, 2006. The         portfolio management team at this
to comparable funds. The Board               Board considered the effect this fee         time.
reviewed the performance of the Fund         waiver/expense limitation would have
during the past one, three and five          on the Fund's estimated expenses and         o The performance of the Fund relative
calendar years against the performance       concluded that the levels of fee             to indices. The Board reviewed the
of funds advised by other advisors           waivers/expense limitations for the          performance of the Fund during the
with investment strategies comparable        Fund were fair and reasonable.               past one, three and five calendar
to those of the Fund. The Board noted                                                     years against the performance of the
that the Fund's performance for the          o Breakpoints and economies of scale.        Lipper Institutional Money Market
one and three year periods was above         The Board reviewed the structure of          Index. The Board noted that the Fund's
the median performance of such               the Fund's advisory fee under the            performance in such periods was
comparable funds and below such median       Advisory Agreement, noting that it           comparable to the performance of such
performance for the five year period.        includes two breakpoints. The Board          Index. Based on this review, the Board
Based on this review, the Board              reviewed the level of the Fund's             concluded that no changes should be
concluded that no changes should be          advisory fees, and noted that such           made to the Fund and that it was not
made to the Fund and that it was not         fees, as a percentage of the Fund's          necessary to change the Fund's
necessary to change the Fund's               net assets, would decrease as net            portfolio management team at this
portfolio management team at this            assets increase because the Advisory         time.
time.                                        Agreement includes breakpoints. The
                                             Board noted that, due to the Fund's          o Fees relative to those of clients of
o The performance of the Fund relative       current asset levels and the way in          AIM with comparable investment
to indices. The Board reviewed the           which the advisory fee breakpoints           strategies. The Board reviewed the
performance of the Fund during the           have been structured, the Fund has yet       advisory fee rate for the Fund under
past one, three and five calendar            to benefit from the breakpoints. The         the Advisory Agreement. The Board
years against the performance of the         Board concluded that the Fund's fee          noted that this rate (i) was lower
Lipper Institutional US Government           levels under the Advisory Agreement          than the advisory fee rates for one
Money Market Index. The Board noted          therefore would reflect economies of         retail money market fund, lower than
that the Fund's performance for the          scale at higher asset levels and that        the advisory fee rates for one
one and three year periods was above         it was not necessary to change the           institutional money market fund (which
the performance of such Index and            advisory fee breakpoints in the Fund's       has an "all-in" fee structure whereby
comparable to such Index for the five        advisory fee schedule.                       AIM pays all of the fund's ordinary
year period. Based on this review, the                                                    operating expenses), the same as the
Board concluded that no changes should       o Investments in affiliated money            advisory fee rates for a second such
be made to the Fund and that it was          market funds. The Board also took into       institutional money market fund, and
not necessary to change the Fund's           account the fact that uninvested cash        comparable to the advisory fee rates
portfolio management team at this            and cash collateral from securities          for a third such institutional money
time.                                        lending arrangements (collectively,          market fund, advised by AIM with
                                             "cash balances") of the Fund may be          investment strategies comparable to
o Fees relative to those of clients of       invested in money market funds advised       those of the Fund; (ii) was lower than
AIM with comparable investment               by AIM pursuant to the terms of an SEC       the advisory fee rates for a variable
strategies. The Board reviewed the           exemptive order. The Board found that        insurance fund advised by AIM and
advisory fee rate for the Fund under         the Fund may realize certain benefits        offered to insurance company separate
the Advisory Agreement. The Board            upon investing cash balances in AIM          accounts with investment strategies
noted that this rate was comparable to       advised money market funds, including        comparable to those of the Fund; (iii)
the advisory fee rates for two               a higher net return, increased liq-          was lower than the advisory fee rates
institutional money market funds, and                                                     for one
lower than the advisory fee rates for
a third institutional money market                                                                                   (continued)
fund

                                                    SHORT-TERM INVESTMENTS TRUST


offshore fund for which an AIM               STIC PRIME PORTFOLIO                         rates at a common asset level and
affiliate serves as advisor with                                                          noted that the Fund's rate was below
investment strategies comparable to          o The performance of the Fund relative       the median rate of the funds advised
those of the Fund; and (iv) was higher       to comparable funds. The Board               by other advisors with investment
than the advisory fee rates for one          reviewed the performance of the Fund         strategies comparable to those of the
unregistered pooled investment               during the past one, three and five          Fund that the Board reviewed. The
vehicle, comparable to the advisory          calendar years against the performance       Board noted that AIM has agreed to
fee rates for a second such vehicle,         of funds advised by other advisors           waive fees and/or limit expenses of
and the same as the advisory fee rates       with investment strategies comparable        the Fund, as discussed below. Based on
for a third such vehicle, for which an       to those of the Fund. The Board noted        this review, the Board concluded that
AIM affiliate serves as advisor with         that the Fund's performance for the          the advisory fee rate for the Fund
investment strategies comparable to          three and five year periods was below        under the Advisory Agreement was fair
those of the Fund. The Board noted           the median performance of such               and reasonable.
that AIM has agreed to waive fees            comparable funds and above such median
and/or limit expenses of the Fund, as        performance for the one year period.         o Expense limitations and fee waivers.
discussed below. Based on this review,       Based on this review, the Board              The Board noted that AIM has
the Board concluded that the advisory        concluded that no changes should be          contractually agreed to waive fee
fee rate for the Fund under the              made to the Fund and that it was not         and/or limit expenses of the Fund in
Advisory Agreement was fair and              necessary to change the Fund's               an amount necessary to limit total
reasonable.                                  portfolio management team at this            annual operating expenses to a
                                             time.                                        specified percentage of average daily
o Fees relative to those of comparable                                                    net assets for each class of the Fund.
funds with other advisors. The Board         o The performance of the Fund relative       The Board considered the contractual
reviewed the advisory fee rate for the       to indices. The Board reviewed the           nature of this fee waiver/expense
Fund under the Advisory Agreement. The       performance of the Fund during the           limitation and noted that it remains
Board compared effective contractual         past one, three and five calendar            in effect until August 31, 2006. The
advisory fee rates at a common asset         years against the performance of the         Board considered the effect this fee
level and noted that the Fund's rate         Lipper Institutional Money Market Fund       waiver/expense limitation would have
was below the median rate of the funds       Index. The Board noted that the Fund's       on the Fund's estimated expenses and
advised by other advisors with               performance in such periods was at or        concluded that the levels of fee
investment strategies comparable to          comparable to the performance of such        waivers/expense limitations for the
those of the Fund that the Board             Index. Based on this review, the Board       Fund were fair and reasonable.
reviewed. The Board noted that AIM has       concluded that no changes should be
agreed to waive fees and/or limit            made to the Fund and that it was not         o Breakpoints and economies of scale.
expenses of the Fund, as discussed           necessary to change the Fund's               The Board reviewed the structure of
below. Based on this review, the Board       portfolio management team at this            the Fund's advisory fee under the
concluded that the advisory fee rate         time.                                        Advisory Agreement, noting that it
for the Fund under the Advisory                                                           does not include any breakpoints. The
Agreement was fair and reasonable.           o Fees relative to those of clients of       Board considered whether it would be
                                             AIM with comparable investment               appropriate to add advisory fee
o Expense limitations and fee waivers.       strategies. The Board reviewed the           breakpoints for the Fund or whether,
The Board noted that AIM has                 advisory fee rate for the Fund under         due to the nature of the Fund and the
contractually agreed to waive fees           the Advisory Agreement. The Board            advisory fee structures of comparable
and/or limit expenses of the Fund in         noted that this rate (i) was lower           funds, it was reasonable to structure
an amount necessary to limit total           than the advisory fee rates for one          the advisory fee without breakpoints.
annual operating expenses to a               retail money market fund, lower than         Based on this review, the Board
specified percentage of average daily        the advisory fee rates for one               concluded that it was not necessary to
net assets for each class of the Fund.       institutional money market fund (which       add advisory fee breakpoints to the
The Board considered the contractual         has an "all-in" fee structure whereby        Fund's advisory fee schedule. The
nature of this fee waiver/expense            AIM pays all of the fund's ordinary          Board reviewed the level of the Fund's
limitation and noted that it remains         operating expenses), the same as the         advisory fees, and noted that such
in effect until August 31, 2006. The         advisory fee rates for a second such         fees, as a percentage of the Fund's
Board considered the effect this fee         institutional money market fund, and         net assets, would remain constant
waiver/expense limitation would have         comparable to the advisory fee rates         under the Advisory Agreement because
on the Fund's estimated expenses and         for a third such institutional money         the Advisory Agreement does not
concluded that the levels of fee             market fund, advised by AIM with             include any breakpoints. The Board
waivers/expense limitations for the          investment strategies comparable to          concluded that the Fund's fee levels
Fund were fair and reasonable.               those of the Fund; (ii) was lower than       under the Advisory Agreement therefore
                                             the advisory fee rates for a variable        would not reflect economies of scale.
o Breakpoints and economies of scale.        insurance fund advised by AIM and
The Board reviewed the structure of          offered to insurance company separate        o Investments in affiliated money
the Fund's advisory fee under the            accounts with investment strategies          market funds. Not applicable because
Advisory Agreement, noting that it           comparable to those of the Fund; (iii)       the Fund does not invest in affiliated
does not include any breakpoints. The        was lower than the advisory fee rates        money market funds.
Board considered whether it would be         for one offshore fund for which an AIM
appropriate to add advisory fee              affiliate serves as advisor with             TREASURY PORTFOLIO
breakpoints for the Fund or whether,         investment strategies comparable to
due to the nature of the Fund and the        those of the Fund; and (iv) was higher       o The performance of the Fund relative
advisory fee structures of comparable        than the advisory fee rates for one          to comparable funds. The Board
funds, it was reasonable to structure        unregistered pooled investment               reviewed the performance of the Fund
the advisory fee without breakpoints.        vehicle, comparable to the advisory          during the past one, three and five
Based on this review, the Board              fee rates for a second such vehicle,         calendar years against the performance
concluded that it was not necessary to       and the same as the advisory fee rates       of funds advised by other advisors
add advisory fee breakpoints to the          for a third such vehicle, for which an       with investment strategies comparable
Fund's advisory fee schedule. The            AIM affiliate serves as advisor with         to those of the Fund. The Board noted
Board reviewed the level of the Fund's       investment strategies comparable to          that the Fund's performance in such
advisory fees, and noted that such           those of the Fund. The Board noted           periods was above the median
fees, as a percentage of the Fund's          that AIM has agreed to waive fees            performance of such comparable funds.
net assets, would remain constant            and/or limit expenses of the Fund, as        Based on this review, the Board
under the Advisory Agreement because         discussed below. Based on this review,       concluded that no changes should be
the Advisory Agreement does not              the Board concluded that the advisory        made to the Fund and that it was not
include any breakpoints. The Board           fee rate for the Fund under the              necessary to change the Fund's
concluded that the Fund's fee levels         Advisory Agreement was fair and              portfolio management team at this
under the Advisory Agreement therefore       reasonable.                                  time.
would not reflect economies of scale.
                                             o Fees relative to those of comparable       o The performance of the Fund relative
o Investments in affiliated money            funds with other advisors. The Board         to indices. The Board reviewed the
market funds. Not applicable because         reviewed the advisory fee rate for the       performance of the Fund during the
the Fund does not invest in affiliated       Fund under the Advisory Agreement. The       past one, three and five calendar
money market funds.                          Board compared effective contractual         years against the performance of the
                                             advisory fee                                 Lipper Institutional

                                                                                                                     (continued)

SHORT-TERM INVESTMENTS TRUST


US Treasury Money Market Index. The          advisory fee schedule. The Board             o Benefits of soft dollars to AIM. The
Board noted that the Fund's                  reviewed the level of the Fund's             Board considered the benefits realized
performance for the one and three year       advisory fees, and noted that such           by AIM as a result of brokerage
periods was above the performance of         fees, as a percentage of the Fund's          transactions executed through "soft
such Index and comparable to such            net assets, would remain constant            dollar" arrangements. Under these
Index for the five year period. Based        under the Advisory Agreement because         arrangements, brokerage commissions
on this review, the Board concluded          the Advisory Agreement does not              paid by other funds advised by AIM are
that no changes should be made to the        include any breakpoints. The Board           used to pay for research and execution
Fund and that it was not necessary to        concluded that the Fund's fee levels         services. This research may be used by
change the Fund's portfolio management       under the Advisory Agreement therefore       AIM in making investment decisions for
team at this time.                           would not reflect economies of scale.        the Fund. The Board concluded that
                                                                                          such arrangements were appropriate.
o Fees relative to those of clients of       o Investments in affiliated money
AIM with comparable investment               market funds. The Board also took into       o AIM's financial soundness in light
strategies. The Board reviewed the           account the fact that uninvested cash        of the Funds' needs. The Board
advisory fee rate for the Fund under         and cash collateral from securities          considered whether AIM is financially
the Advisory Agreement. The Board            lending arrangements (collectively,          sound and has the resources necessary
noted that this rate was comparable to       "cash balances") of the Fund may be          to perform its obligations under the
the advisory fee rates for two               invested in money market funds advised       Advisory Agreement, and concluded that
institutional money market funds, and        by AIM pursuant to the terms of an SEC       AIM has the financial resources
lower than the advisory fee rates for        exemptive order. The Board found that        necessary to fulfill its obligations
a third institutional money market           the Fund may realize certain benefits        under the Advisory Agreement.
fund (which has an "all-in" fee              upon investing cash balances in AIM
structure whereby AIM pays all of the        advised money market funds, including        o Historical relationship between each
fund's ordinary operating expenses),         a higher net return, increased               Fund and AIM. In determining whether
advised by AIM with investment               liquidity, increased diversification         to continue the Advisory Agreement for
strategies comparable to those of the        or decreased transaction costs. The          each Fund, the Board also considered
Fund. The Board noted that AIM has           Board also found that the Fund will          the prior relationship between AIM and
agreed to waive fees and/or limit            not receive reduced services if it           each Fund, as well as the Board's
expenses of the Fund, as discussed           invests its cash balances in such            knowledge of AIM's operations, and
below. Based on this review, the Board       money market funds. The Board noted          concluded that it was beneficial to
concluded that the advisory fee rate         that, to the extent the Fund invests         maintain the current relationship, in
for the Fund under the Advisory              in affiliated money market funds, AIM        part, because of such knowledge. The
Agreement was fair and reasonable.           has voluntarily agreed to waive a            Board also reviewed the general nature
                                             portion of the advisory fees it              of the non-investment advisory
o Fees relative to those of comparable       receives from the Fund attributable to       services currently performed by AIM
funds with other advisors. The Board         such investment. The Board further           and its affiliates, such as
reviewed the advisory fee rate for the       determined that the proposed                 administrative, transfer agency and
Fund under the Advisory Agreement. The       securities lending program and related       distribution services, and the fees
Board compared effective contractual         procedures with respect to the lending       received by AIM and its affiliates for
advisory fee rates at a common asset         Fund is in the best interests of the         performing such services. In addition
level and noted that the Fund's rate         lending Fund and its respective              to reviewing such services, the
was below the median rate of the funds       shareholders. The Board therefore            trustees also considered the
advised by other advisors with               concluded that the investment of cash        organizational structure employed by
investment strategies comparable to          collateral received in connection with       AIM and its affiliates to provide
those of the Fund that the Board             the securities lending program in the        those services. Based on the review of
reviewed. The Board noted that AIM has       money market funds according to the          these and other factors, the Board
agreed to waive fees and/or limit            procedures is in the best interests of       concluded that AIM and its affiliates
expenses of the Fund, as discussed           the lending Fund and its respective          were qualified to continue to provide
below. Based on this review, the Board       shareholders.                                non-investment advisory services to
concluded that the advisory fee rate                                                      each Fund, including administrative,
for the Fund under the Advisory              GLOBAL FACTORS                               transfer agency and distribution
Agreement was fair and reasonable.                                                        services, and that AIM and its
                                             The Board considered the following           affiliates currently are providing
o Expense limitations and fee waivers.       global factors for each Fund and             satisfactory non-investment advisory
The Board noted that AIM has                 reached the same conclusions for each        services.
contractually agreed to waive fees           such Fund, which conclusions are set
and/or limit expenses of the Fund in         forth below.                                 o Other factors and current trends. In
an amount necessary to limit total                                                        determining whether to continue the
annual operating expenses to a               o Profitability of AIM and its               Advisory Agreement for each Fund, the
specified percentage of average daily        affiliates. The Board reviewed               Board considered the fact that AIM,
net assets for each class of the Fund.       information concerning the                   along with others in the mutual fund
The Board considered the contractual         profitability of AIM's (and its              industry, is subject to regulatory
nature of this fee waiver/expense            affiliates') investment advisory and         inquiries and litigation related to a
limitation and noted that it remains         other activities and its financial           wide range of issues. The Board also
in effect until August 31, 2006. The         condition. The Board considered the          considered the governance and
Board considered the effect this fee         overall profitability of AIM,. as well       compliance reforms being undertaken by
waiver/expense limitation would have         as the profitability of AIM in               AIM and its affiliates, including
on the Fund's estimated expenses and         connection with managing each Fund.          maintaining an internal controls
concluded that the levels of fee             The Board noted that AIM's operations        committee and retaining an independent
waivers/expense limitations for the          remain profitable, although increased        compliance consultant, and the fact
Fund were fair and reasonable.               expenses in recent years have reduced        that AIM has undertaken to cause each
                                             AIM's profitability. Based on the            Fund to operate in accordance with
o Breakpoints and economies of scale.        review of the profitability of AIM, as       certain governance policies and
The Board reviewed the structure of          well as the profitability of AIM in          practices. The Board concluded that
the Fund's advisory fee under the            connection with managing each Fund.          these actions indicated a good faith
Advisory Agreement, noting that it           The Board noted that AIM's operations        effort on the part of AIM to adhere to
does not include any breakpoints. The        remain profitable, although increased        the highest ethical standards, and
Board considered whether it would be         expenses in recent years have reduced        determined that the current regulatory
appropriate to add advisory fee              AIM's profitability. Based on the            and litigation environment to which
breakpoints for the Fund or whether,         review of the profitability of AIM's         AIM is subject should not prevent the
due to the nature of the Fund and the        and its affiliates' investment               Board from continuing the Advisory
advisory fee structures of comparable        advisory and other activities and its        Agreement for each Fund.
funds, it was reasonable to structure        financial condition, the Board
the advisory fee without breakpoints.        concluded that the compensation to be
Based on this review the Board               paid by each Fund to AIM under its
concluded that it was not necessary to       Advisory Agreement was not excessive.
add advisory fee breakpoints to the
Fund's

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
TIME DEPOSITS-18.20%(a)

Deutsche Bank A.G. (Cayman Islands)
  4.53%                                        03/01/06   $  400,000   $   400,000,000
--------------------------------------------------------------------------------------
  4.58%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. (Cayman Islands)
  4.54%                                        03/01/06      300,000       300,000,000
--------------------------------------------------------------------------------------
Fifth Third Bank (Cayman Islands)
  4.53%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
ING Belgium S.A./N.V. (Belgium)
  4.56%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank (Cayman Islands)
  4.50%                                        03/01/06      245,844       245,843,987
--------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.58%                                        03/01/06      350,000       350,000,000
--------------------------------------------------------------------------------------
U.S. Bank, N.A. (Cayman Islands)
  4.53%                                        03/01/06    1,000,000     1,000,000,000
======================================================================================
    Total Time Deposits (Cost $3,795,843,987)                            3,795,843,987
======================================================================================


COMMERCIAL PAPER-17.70%(b)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-2.28%


Amstel Funding Corp.(c)(d)
  (Acquired 01/05/06; Cost $98,890,000)
  4.44%                                        04/05/06      100,000        99,568,333
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $36,096,980)
  4.46%                                        04/11/06       36,504        36,318,580
--------------------------------------------------------------------------------------
  (Acquired 11/30/05; Cost $97,809,625)
  4.46%                                        05/26/06      100,000        98,935,750
--------------------------------------------------------------------------------------
  (Acquired 12/14/05; Cost $97,740,000)
  4.52%                                        06/14/06      100,000        98,681,667
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $71,651,331)
  4.55%                                        07/11/06       73,308        72,086,322
--------------------------------------------------------------------------------------
  (Acquired 01/18/06; Cost $69,899,116)
  4.56%                                        07/17/06       71,530        70,279,656
======================================================================================
                                                                           475,870,308
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.11%()(c)


Old Line Funding, LLC (Acquired 01/13/06;
  Cost $22,967,002)
  4.41%                                        03/01/06   $   23,100   $    23,100,000
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.94%


Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 01/10/06; Cost
  $44,497,125)
  4.47%(c)                                     04/12/06       45,000        44,765,325
--------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC(c)-Series
  A (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 09/08/05; Cost
  $98,063,722)
  3.83%                                        03/09/06      100,000        99,914,889
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $182,625,287)
  4.47%                                        04/10/06      184,666       183,748,826
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 12/15/05; Cost $75,007,818)
  4.53%(c)(d)                                  06/14/06       76,756        75,741,861
--------------------------------------------------------------------------------------
Picaros Funding PLC/LLC (CEP-KBC Bank N.V.)
  (Acquired 01/11/06; Cost $103,839,663)
  4.47%(c)(d)                                  04/11/06      105,000       104,465,462
--------------------------------------------------------------------------------------
Steamboat Funding Corp. (CEP-Royal Bank of
  Scotland PLC) (Acquired 02/24/06; Cost
  $104,545,277)
  4.56%(c)(d)                                  03/10/06      104,731       104,611,607
======================================================================================
                                                                           613,247,970
======================================================================================


ASSET-BACKED SECURITIES- MULTI-PURPOSE-4.73%


Amsterdam Funding Corp. (Acquired 02/07/06;
  Cost $49,855,931)
  4.51%(c)(d)                                  03/02/06       50,000        49,993,736
--------------------------------------------------------------------------------------
Barton Capital LLC (Acquired 02/21/06; Cost
  $73,197,101)
  4.51%(c)                                     03/22/06       73,464        73,270,728
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Charta LLC (Acquired 02/07/06; Cost
  $99,711,222)
  4.52%(c)                                     03/02/06   $  100,000   $    99,987,445
--------------------------------------------------------------------------------------
CRC Funding LLC(c) (Acquired 01/13/06; Cost
  $52,694,853)
  4.41%                                        03/01/06       53,000        53,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/07/06; Cost $49,639,792)
  4.55%                                        04/05/06       50,000        49,778,819
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  02/07/06; Cost $101,006,999)
  4.55%(c)                                     04/04/06      101,727       101,289,857
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC (Acquired
  02/17/06; Cost $63,918,218)
  4.52%(c)                                     03/07/06       64,063        64,014,739
--------------------------------------------------------------------------------------
Jupiter Securitization Corp.(c)
  (Acquired 02/06/06; Cost $51,230,662)
  4.51%                                        03/06/06       51,411        51,378,797
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $60,003,210)
  4.51%                                        03/07/06       60,222        60,176,733
--------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $75,002,908)
  4.52%                                        03/10/06       75,277        75,191,937
--------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/07/06; Cost $96,024,624)
  4.51%(c)                                     03/10/06       96,399        96,290,310
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 02/06/06;
  Cost $82,611,453)
  4.51%(c)                                     03/03/06       82,871        82,850,236
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
  02/08/06; Cost $79,584,851)
  4.51%(c)                                     03/08/06       79,865        79,794,963
--------------------------------------------------------------------------------------
Yorktown Capital LLC 4.51%                     03/02/06       50,000        49,993,736
======================================================================================
                                                                           987,012,036
======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-3.31%


Grampian Funding Ltd./LLC (United Kingdom)(c)
  (Acquired 11/23/05; Cost $107,580,000)
  4.40%                                        05/22/06      110,000       108,897,555
--------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $242,088,583)
  4.65%                                        05/17/06      245,000       242,563,271
--------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp. (Acquired
  02/06/06; Cost $53,798,027)
  4.57%(c)                                     04/07/06       54,204        53,949,407
--------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/24/06; Cost $96,593,708)
  4.54%(c)                                     03/24/06       96,936        96,654,832
--------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC (Acquired 02/07/06;
  Cost $53,372,123)
  4.51%(c)(d)                                  03/07/06       53,560        53,519,741
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Sigma Finance Inc.(c)(d)
  (Acquired 09/08/05; Cost $98,085,000)
  3.83%                                        03/07/06   $  100,000   $    99,936,166
--------------------------------------------------------------------------------------
  (Acquired 12/01/05; Cost $34,219,500)
  4.46%                                        05/30/06       35,000        34,609,750
======================================================================================
                                                                           690,130,722
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.35%(c)


Eureka Securitization, Inc. (Acquired
  02/08/06; Cost $73,241,607)
  4.52%                                        03/08/06       73,500        73,435,402
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.72%


Citigroup Funding Inc.
  4.66%                                        05/18/06       50,000        49,495,167
--------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate
  4.62%(e)                                     04/11/06      100,000       100,000,000
======================================================================================
                                                                           149,495,167
======================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.07%


General Electric Capital Corp.
  3.88%                                        05/26/06      200,000       198,146,222
--------------------------------------------------------------------------------------
  3.91%                                        03/02/06       40,000        39,995,656
--------------------------------------------------------------------------------------
  4.40%                                        05/22/06       70,000        69,298,444
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  4.55%                                        07/10/06      125,000       122,932,656
======================================================================================
                                                                           430,372,978
======================================================================================

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

REGIONAL BANKS-1.19%

Nationwide Building Society(c)(d)
  (Acquired 01/11/06; Cost $98,882,500)
  4.47%                                        04/12/06   $  100,000   $    99,478,500
--------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $74,438,271)
  4.57%                                        04/10/06       75,000        74,619,167
--------------------------------------------------------------------------------------
Northern Rock PLC
  4.15%(d)                                     04/07/06       75,000        74,680,104
======================================================================================
                                                                           248,777,771
======================================================================================
    Total Commercial Paper (Cost
      $3,691,442,354)                                                    3,691,442,354
======================================================================================

CERTIFICATES OF DEPOSIT-11.30%

Banco Bilbao Vizcaya Argentaria, S.A.
  4.35%                                        09/29/06       50,000        49,998,586
--------------------------------------------------------------------------------------
  4.52%                                        04/11/06      100,000       100,001,126
--------------------------------------------------------------------------------------
  4.76%                                        12/18/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  4.52%                                        03/24/06      200,000       200,000,000
--------------------------------------------------------------------------------------
BNP Paribas S.A. (United Kingdom)
  4.10%                                        06/22/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Calyon
  4.01%                                        07/20/06       25,000        24,914,979
--------------------------------------------------------------------------------------
Deutsche Bank A.G.
  4.53%                                        05/05/06      100,000       100,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  3.75%                                        06/13/06       50,000        50,000,000
--------------------------------------------------------------------------------------
  4.49%                                        04/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  4.75%                                        10/25/06      125,000       125,000,000
--------------------------------------------------------------------------------------
  4.99%                                        02/12/07      100,000        99,990,518
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  4.30%                                        09/28/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland
  3.59%                                        06/07/06       50,000        49,998,687
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06      100,000        99,997,374
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A.
  4.54%                                        03/28/06      146,000       146,000,420
--------------------------------------------------------------------------------------
  4.79%                                        07/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom)
  4.50%                                        04/10/06      100,000        99,997,740
--------------------------------------------------------------------------------------
  4.64%                                        07/10/06      200,000       199,992,035
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Svenska Handelsbanken A.B.
  4.77%                                        12/19/06   $   60,000   $    60,000,000
--------------------------------------------------------------------------------------
  4.95%                                        02/07/07       50,000        50,000,000
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom)
  4.70%                                        05/16/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $2,355,891,465)                                                    2,355,891,465
======================================================================================

VARIABLE RATE DEMAND NOTES-7.48%(a)(f)

INSURED-1.73%(g)(h)

Alaska (State of) Housing Finance Corp.;
  Series 2002 B Taxable Home Mortgage RB
  (INS- Financial Security Assurance Inc.)
  4.56%                                        12/01/36        8,100         8,100,000
--------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  4.56%                                        08/01/29        5,000         5,000,000
--------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Series 2005 B Taxable COP
  (INS-Ambac Assurance Corp.)
  4.55%                                        12/15/18       19,930        19,930,000
--------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B Taxable RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        05/15/25        1,900         1,900,000
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C Taxable RB (INS-MBIA
  Insurance Corp.)
  4.56%                                        07/01/24       32,695        32,695,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/32       15,370        15,370,000
--------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        2,000         2,000,000
--------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        4,750         4,750,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II;(c)
  Series 2001 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  11/14/02; Cost $25,000,000)
  4.56%                                        09/01/36   $   25,000   $    25,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  4.56%                                        08/01/37       60,000        60,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  4.56%                                        08/01/37       40,000        40,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital &
  Healthcare Services; Series 1994 A Taxable
  RB (INS-MBIA Insurance Corp.)
  4.56%                                        11/01/15        3,700         3,700,000
--------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  4.56%                                        09/01/35        6,500         6,500,000
--------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002
  Refunding Special Obligation Taxable RB
  (INS- Ambac Assurance Corp.)
  4.60%                                        07/01/32       14,305        14,305,000
--------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group) Sub- Series 2005
  B1 Taxable RB (INS-Ambac Assurance Corp.)
  4.54%                                        07/01/22       22,000        22,000,000
======================================================================================
                                                                           361,250,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-5.75%(i)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/44   $   12,000   $    12,000,000
--------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     06/01/17        9,550         9,550,000
--------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B Refunding Taxable Electric RB
  (LOC-Dexia Group S.A.)
  4.57%(d)(h)                                  07/01/26        4,450         4,450,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     08/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  4.60%(h)                                     05/01/31       30,000        30,000,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Citizen's Bank of Pennsylvania)
  4.62%(h)                                     02/01/15       50,720        50,720,000
--------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project) Series 1999 B Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.58%(h)                                     01/01/15       14,550        14,550,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/08       37,000        37,000,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     09/01/30        6,000         6,000,000
--------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A Taxable RB
  (LOC-LaSalle Bank, N.A.)
  4.60%(e)                                     02/15/27       11,800        11,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  4.55%(h)                                     12/01/36       61,790        61,790,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of) Biola University;(d)(h)
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  4.60%                                        10/01/34   $   12,300   $    12,300,000
--------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  4.60%                                        10/01/34       12,300        12,300,000
--------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5 Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  4.56%(h)                                     07/01/36       43,400        43,400,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC;(h)
  Series 2005-A Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        8,500         8,500,000
--------------------------------------------------------------------------------------
  Series 2005-B Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        1,350         1,350,000
--------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        06/01/32          700           700,000
--------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        12/01/12        1,100         1,100,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;(h)
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        12/02/19        8,638         8,638,000
--------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        07/01/20        7,422         7,422,000
--------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        09/01/20        4,000         4,000,000
--------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     09/01/34       18,245        18,245,000
--------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     11/01/28       12,080        12,080,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     07/01/20   $   12,800   $    12,800,000
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Series 2005 F Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/21        4,890         4,890,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     02/02/43       12,985        12,985,000
--------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Series 2005 RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     01/01/26        7,300         7,300,000
--------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A Taxable
  RB (LOC-Deutsche Bank A.G.)
  4.62%(d)(h)                                  05/01/09       39,330        39,330,000
--------------------------------------------------------------------------------------
Dome Corp. Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     08/31/16       10,300        10,300,000
--------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/15        8,000         8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005 Floating Rate
  Notes (LOC-Wachovia Bank, N.A.)
  4.57%(a)(h)                                  07/01/30        1,000         1,000,000
--------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  4.69%(h)                                     10/15/27          320           320,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.47%(h)                                     01/01/25       10,745        10,745,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  4.62%(h)                                     03/01/31   $   31,385   $    31,385,000
--------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B
  Refunding RB (LOC-Bank of New York)
  4.60%(h)                                     07/01/35        6,300         6,300,000
--------------------------------------------------------------------------------------
Hunter'sRidge/Southpointe; Series 2005
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  4.57%(h)                                     06/01/25        6,560         6,560,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     09/01/31        7,800         7,800,000
--------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        2,195         2,195,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     12/01/39       16,750        16,750,000
--------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        5,605         5,605,000
--------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.52%(h)                                     09/01/33        7,270         7,270,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     06/01/20          380           380,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $150,710,000)
  4.56%(c)(h)                                  02/01/41      150,710       150,710,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/18   $   55,200   $    55,200,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  4.57%(h)                                     12/01/53        3,575         3,575,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  4.55%(h)                                     06/01/36       36,300        36,300,000
--------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005 Taxable RB (LOC-Allied Irish Banks
  PLC)
  4.54%(d)(h)                                  11/01/35       13,250        13,250,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  4.60%(h)                                     08/01/16        9,985         9,985,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B Refunding Taxable Ltd.
  Obligation RB (LOC-Fifth Third Bank)
  4.57%(h)                                     11/01/28        7,760         7,760,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005 Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     10/01/25       21,000        21,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004 Taxable
  IDR (LOC-Bank of America, N.A.)
  4.60%(h)                                     03/01/19        7,000         7,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003 Taxable IDR (LOC-JPMorgan Chase Bank)
  4.57%(h)                                     12/01/27        7,330         7,330,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     12/01/20   $    9,000   $     9,000,000
--------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/24        2,305         2,305,000
--------------------------------------------------------------------------------------
New Mexico (State of), Laguna Development
  Corp. (Pueblo of Laguna); Series 2005
  Taxable RB (LOC-JPMorgan Chase Bank)
  4.53%(h)                                     12/01/20       17,049        17,048,880
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B Taxable RB
  (LOC-Bank of New York)
  4.55%(h)                                     11/01/37        1,050         1,050,000
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  4.55%(h)                                     09/15/07        4,700         4,700,000
--------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.61%(h)                                     01/01/20        2,110         2,110,000
--------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/23        6,900         6,900,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     05/01/27        3,270         3,270,000
--------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C Taxable RB (LOC-Bank of
  America, N.A.)
  4.50%(h)                                     02/15/21        7,500         7,500,000
--------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/14        3,100         3,100,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  4.59%(h)                                     01/01/15   $    2,800   $     2,800,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  4.60%(h)                                     09/01/20       16,550        16,550,000
--------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B
  Taxable RB (LOC-Wachovia Bank, N.A.)
  4.60%(j)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  4.52%(h)                                     12/01/22        4,070         4,069,723
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.57%(h)                                     05/01/14       13,260        13,260,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series
  2002 A Taxable RB (LOC-Bank of America,
  N.A.)
  4.62%(h)                                     06/01/18        3,950         3,950,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Series 2005
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     10/01/35        7,500         7,500,000
--------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  4.57%(h)                                     02/01/35       49,250        49,250,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  4.57%(h)                                     04/01/24       10,030        10,030,000
--------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005 Taxable RB
  (LOC-Allied Irish Banks PLC)
  4.53%(d)(h)                                  07/01/33        5,500         5,500,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Shepherd Capital LLC;(h)
  Series 2002 B Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%                                        11/01/52   $    9,730   $     9,730,000
--------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        10/01/53        4,805         4,805,000
--------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        07/01/54       10,000        10,000,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     10/01/35        8,000         8,000,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     09/01/17        1,175         1,175,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/26       45,495        45,495,000
--------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004 Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     07/15/26       39,400        39,400,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997 Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/17        3,400         3,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  4.57%(h)                                     05/01/44       10,000        10,000,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Wisconsin (State of) Heart Hospital; Series
  2003 Taxable RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     11/01/23   $   19,800   $    19,800,000
======================================================================================
                                                                         1,199,208,603
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,560,458,603)                                                    1,560,458,603
======================================================================================

MASTER NOTE AGREEMENTS-5.47%(a)(c)(e)(k)

Lehman Brothers Inc. (Acquired 04/08/05; Cost
  $113,800,000)
  4.68%(m)                                          --       113,800       113,800,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $777,000,000)
  4.70%                                        05/16/06      777,000       777,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/01/06-02/27/06; Cost
  $250,000,000)
  4.70%(m)                                          --       250,000       250,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,140,800,000)                                                    1,140,800,000
======================================================================================

MEDIUM-TERM NOTES-5.04%

Allstate Life Global Funding II, Floating
  Rate MTN(j)
  4.57%(c)                                     01/26/07       50,000        50,000,000
--------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  4.59%(c)                                     03/08/07      140,000       140,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/10/03; Cost $130,000,000)
  4.63%(c)                                     03/15/07      130,000       130,000,000
--------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  4.67%(j)                                     03/09/07      332,900       332,900,000
--------------------------------------------------------------------------------------
MetLife Global Funding I Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  4.63%(c)(j)                                  03/15/07       90,000        90,000,000
--------------------------------------------------------------------------------------
Metlife Global Funding I, Floating Rate MTN
  (Acquired 04/03/2003; Cost $149,323,120)
  4.68%(c)(j)                                  02/28/07      149,300       149,323,120
--------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  4.60%(d)(j)                                  02/09/07      100,000       100,000,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN (Acquired 04/14/05; Cost
  $60,000,000)
  4.54%(c)(d)(j)                               03/21/07   $   60,000   $    60,000,000
======================================================================================
    Total Medium-Term Notes (Cost
      $1,052,223,120)                                                    1,052,223,120
======================================================================================

PROMISSORY NOTES-4.75%

Goldman Sachs Group, Inc. (The)(c)(n)
  (Acquired 01/11/06; Cost $100,000,000)
  4.57%(o)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.59%(j)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  4.65%(e)                                     09/18/06       35,000        35,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  4.65%(e)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $200,000,000)
  4.66%(e)                                     12/04/06      200,000       200,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.68%(e)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/28/05; Cost $155,000,000)
  4.69%(e)                                     06/23/06      155,000       155,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%                                        10/03/06      100,000       100,000,000
======================================================================================
    Total Promissory Notes (Cost
      $990,000,000)                                                        990,000,000
======================================================================================

ASSET-BACKED SECURITIES-3.50%(c)

DIVERSIFIED BANKS-0.08%(j)

Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $16,981,900)
  4.59%(d)                                     05/16/06       16,982        16,981,900
======================================================================================

FULLY BACKED-1.34%(j)

RACERS Trust Series 2004-6-MM Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  4.57%                                        08/22/06      279,000       279,000,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

MULTI-LINE INSURANCE-0.67%

Wachovia Asset Securitization Issuance, Inc.
  Series 2004-HEMM1, Class A Putable Floating
  Rate Bonds (Acquired 09/07/05; Cost
  $139,549,519)
  4.57%()(j)(l)                                11/25/34   $  139,549   $   139,549,519
======================================================================================

SECURITY INVESTMENT VEHICLES-0.24%

Sigma Finance Inc.
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(c)(d)                                  10/04/06       50,000        50,000,000
======================================================================================

STRUCTURED-1.17%

Granite Master Issuer PLC Series 2006-1A
  Floating Rate Bonds (Acquired 01/18/06;
  Cost $150,000,000)
  4.54%(d)(j)                                  01/20/07      150,000       150,000,000
--------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./ Corp. Series
  2004-1A, Class AMME Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  4.51%(o)                                     09/15/06       95,000        95,000,000
======================================================================================
    Total Asset-Backed Securities (Cost
      $730,531,419)                                                        730,531,419
======================================================================================

FUNDING AGREEMENTS-2.21%(c)(n)

New York Life Insurance Co. (Acquired
  04/06/05; Cost $250,000,000)
  4.65%(j)                                     04/05/06      250,000       250,000,000
--------------------------------------------------------------------------------------
Travelers Insurance Co. (The)(o)
  (Acquired 11/21/05; Cost $110,000,000)
  4.84%                                        11/21/06      110,000       110,000,000
--------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  4.88%                                        08/25/06      100,000       100,000,000
======================================================================================
    Total Funding Agreements (Cost
      $460,000,000)                                                        460,000,000
======================================================================================

PUTABLE RESET NOTES-0.35%

Wal-Mart Stores, Inc. Unsec. Unsub. PURS
  Notes (Cost $72,003,475)
  5.59%                                        06/01/06       71,700        72,003,475
======================================================================================

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

Overseas Private Investment Corp. Floating
  Rate Notes (Cost $6,500,000)
  4.57%(a)(f)(h)                               12/31/10   $    6,500   $     6,500,000
======================================================================================
    TOTAL INVESTMENTS (excluding Repurchase
      Agreements)-76.03% (Cost
      $15,855,694,423)                                                  15,855,694,423
======================================================================================


REPURCHASE AGREEMENTS-24.11%

ABN AMRO Bank N.V.
  4.52%(p)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
Banc of America Securities LLC
  4.58%(q)                                     03/01/06      790,000       790,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(r)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(s)                                     03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(t)                                     03/01/06      136,909       136,909,280
--------------------------------------------------------------------------------------
  4.52%(u)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(v)                                     03/01/06      385,192       385,191,935
--------------------------------------------------------------------------------------
  4.58%(w)                                     03/01/06      786,804       786,803,590
--------------------------------------------------------------------------------------
BNP Paribas(d)
  4.62%(x)                                     03/01/06      250,000       250,000,000
--------------------------------------------------------------------------------------
  4.62%(y)                                     03/01/06      250,718       250,717,792
--------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(z)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aa)                                    03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.62%(ab)                                    03/01/06      602,750       602,750,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(ac)                                    03/01/06      139,000       139,000,000
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.52%(ad)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(ae)                                    03/01/06      114,000       114,000,000
--------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  4.61%(d)(af)                                 03/01/06      204,093       204,092,936
--------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(ag)                                    03/01/06       49,000        49,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.
  4.58%(ah)                                    03/01/06   $  248,406   $   248,406,358
--------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(ai)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aj)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(ak)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(al)                                    03/01/06      224,000       224,000,000
--------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(am)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.54%(an)                                    03/01/06       27,454        27,454,428
--------------------------------------------------------------------------------------
  4.56%(ao)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  4.63%(ap)                                    03/01/06       22,250        22,250,000
======================================================================================
    Total Repurchase Agreements (Cost
      $5,028,576,319)                                                    5,028,576,319
======================================================================================
TOTAL INVESTMENTS(aq)(ar)-100.14% (Cost
  $20,884,270,742)                                                      20,884,270,742
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14)%                                      (28,909,531)
======================================================================================
NET ASSETS-100.00%                                                     $20,855,361,211
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

LIQUID ASSETS PORTFOLIO

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $7,253,264,908, which represented 34.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    Cayman Islands: 15.8%; United Kingdom: 8.7%; other countries less than 5%:
    10.1%.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(m) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of these securities considered illiquid at February 28, 2006 was $1,450,000,000 which represented 6.95% of the Fund's Net Assets.
(o) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2006.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $25,003,139.
(q) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,127,222. Collateralized by $1,048,169,664 U.S. Government obligations, 5.00% due July 1, 2035 to February 1, 2036 with an aggregate value at February 28, 2006 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $790,100,506.
(r) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2038 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $25,003,139.
(s) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $149,018,873.
(t) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $136,926,470.
(u) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $25,003,139.
(v) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $385,240,726.
(w) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $900,114,500. Collateralized by $924,149,218 U.S. Government obligations, 5.00% to 5.50% due July 1, 2034 to November 1, 2035 with an aggregate value at February 28, 2006 of $918,000,000. The amount to be received upon repurchase by the Fund is $786,903,689.
(x) Repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,032,101. Collateralized by $261,714,152 corporate obligations, 3.35% to 7.68% due March 25, 2018 to November 25, 2035 with an aggregate value at February 28, 2006 of $261,649,818.
(y) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $892,114,535. Collateralized by $1,786,537,145 corporate obligations, 0% to 8.00% due March 1, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $927,720,001. The amount to be received upon repurchase by the Fund is $250,749,985.
(z) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $25,003,139.
(aa)Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $149,018,873.
(ab) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,128,403. Collateralized by $2,796,818,518 corporate and municipal obligations, 0.83% to 6.95% due December 15, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $1,050,000,000. The amount to be received upon repurchase by the Fund is $602,827,395.

LIQUID ASSETS PORTFOLIO

(ac) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $139,017,607.
(ad) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $25,003,139.
(ae) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $114,014,440.
(af) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $600,076,867. Collateralized by $640,048,883 corporate obligations, 4.74% to 5.73% due October 15, 2012 to April 25, 2036 with an aggregate value at February 28, 2006 of $630,000,000. The amount to be received upon repurchase by the Fund is $204,119,085.
(ag) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $49,006,207.
(ah) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by $533,584,000 U.S. Government obligations, 0% to 8.88% due April 15, 2006 to April 15, 2030 with an aggregate value at February 28, 2006 of $510,000,638. The amount to be received upon repurchase by the Fund is $248,437,961.
(ai) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $25,003,139.
(aj) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $150,019,000.
(ak) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $25,003,139.
(al) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $224,028,373.
(am) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $155,430,000 U.S. Treasury obligations, 3.88% due April 15, 2029 with an aggregate value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $25,003,139.
(an) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 1, 2006 to February 1, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $27,457,890.
(ao) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $150,019,000.
(ap) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $425,054,660. Collateralized by $458,429,850 corporate obligations, 3.99% to 5.36% due January 15, 2018 to December 15, 2044 with an aggregate value at February 28, 2006 of $446,250,001. The amount to be received upon repurchase by the Fund is $22,252,862.
(aq) Also represents cost for federal income tax purposes.
(ar) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,855,694,423)                           $15,855,694,423
------------------------------------------------------------
Repurchase agreements (cost $5,028,576,319)    5,028,576,319
============================================================
    Total investments (cost
      $20,884,270,742)                        20,884,270,742
============================================================
Receivables for:
  Interest                                        42,055,009
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  781,249
------------------------------------------------------------
Other assets                                         303,359
============================================================
    Total assets                              20,927,410,359
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                12,469
------------------------------------------------------------
  Dividends                                       68,883,819
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,012,996
------------------------------------------------------------
Accrued distribution fees                            658,786
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            37,826
------------------------------------------------------------
Accrued transfer agent fees                          239,800
------------------------------------------------------------
Accrued operating expenses                           203,452
============================================================
    Total liabilities                             72,049,148
============================================================
Net assets applicable to shares outstanding  $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $20,854,563,397
------------------------------------------------------------
Undistributed net investment income                2,680,900
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,883,086)
============================================================
                                             $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,221,592,589
____________________________________________________________
============================================================
Private Investment Class                     $   981,883,675
____________________________________________________________
============================================================
Personal Investment Class                    $    87,451,398
____________________________________________________________
============================================================
Cash Management Class                        $ 2,840,371,112
____________________________________________________________
============================================================
Reserve Class                                $    79,446,857
____________________________________________________________
============================================================
Resource Class                               $   986,562,709
____________________________________________________________
============================================================
Corporate Class                              $   658,052,871
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,220,818,838
____________________________________________________________
============================================================
Private Investment Class                         981,896,912
____________________________________________________________
============================================================
Personal Investment Class                         87,454,500
____________________________________________________________
============================================================
Cash Management Class                          2,840,327,465
____________________________________________________________
============================================================
Reserve Class                                     79,451,655
____________________________________________________________
============================================================
Resource Class                                   986,567,852
____________________________________________________________
============================================================
Corporate Class                                  658,045,673
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $393,110,187
==========================================================================

EXPENSES:

Advisory fees                                                   14,214,091
--------------------------------------------------------------------------
Administrative services fees                                       537,186
--------------------------------------------------------------------------
Custodian fees                                                     416,258
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,239,872
--------------------------------------------------------------------------
  Personal Investment Class                                        252,446
--------------------------------------------------------------------------
  Cash Management Class                                          1,497,715
--------------------------------------------------------------------------
  Reserve Class                                                    419,379
--------------------------------------------------------------------------
  Resource Class                                                   925,864
--------------------------------------------------------------------------
  Corporate Class                                                  102,774
--------------------------------------------------------------------------
Transfer agent fees                                              1,424,260
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          243,346
--------------------------------------------------------------------------
Other                                                              861,931
==========================================================================
    Total expenses                                              23,135,122
==========================================================================
Less: Fees waived                                               (7,628,738)
==========================================================================
    Net expenses                                                15,506,384
==========================================================================
Net investment income                                          377,603,803
==========================================================================
Net realized gain (loss) from Investment securities                203,753
==========================================================================
Net increase in net assets resulting from operations          $377,807,556
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $   377,603,803    $   445,613,914
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment securities                     203,753           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          377,807,556        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (268,529,810)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (16,626,603)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,181,585)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (58,614,616)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,308,356)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (17,600,434)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (13,745,240)        (1,786,918)
------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions          (377,606,644)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,939,477,271     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        173,053,411       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        41,261,091         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (568,989,250)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (48,798,772)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                   83,720,422        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 191,614,385        466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         2,811,338,558     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       2,811,539,470     (1,868,307,533)
================================================================================================

NET ASSETS:

Beginning of period                                            18,043,821,741     19,912,129,274
================================================================================================
End of period (including undistributed net investment income
  of $2,680,900 and $2,683,741, respectively)                 $20,855,361,211    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

LIQUID ASSETS PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $6,311,408.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $537,186.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $1,421,409.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,343,923, $185,127, $1,198,172, $364,860, $925,864 and $102,774,
respectively, after FMC waived Plan fees of $895,949, $67,319, $299,543 and $54,519, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $49,350 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of

LIQUID ASSETS PORTFOLIO

the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions

    The Fund had a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $2,049,791
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

LIQUID ASSETS PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2006(A)                        AUGUST 31, 2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               109,959,567,641    $ 109,959,567,641     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            5,272,191,992        5,272,191,992       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                   603,491,893          603,491,893         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                        24,591,414,821       24,591,414,821      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         132,772,554          132,772,554         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,426,082,808        4,426,082,808      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  6,589,231,638        6,589,231,638       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   131,065,812          131,065,812         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,344,756            9,344,756           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                       527,331              527,331             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                            36,714,775           36,714,775          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,297,212            1,297,212           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,329,431           16,329,431          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      5,866,587            5,866,587             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (107,151,156,182)    (107,151,156,182)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (5,108,483,337)      (5,108,483,337)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                  (562,758,133)        (562,758,133)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                       (25,197,118,846)     (25,197,118,846)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (182,868,538)        (182,868,538)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (4,358,691,817)      (4,358,691,817)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (6,403,483,840)      (6,403,483,840)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      2,811,338,558    $   2,811,338,558      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

LIQUID ASSETS PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             PRIVATE INVESTMENT CLASS
                                                  -------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                              YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28,       ------------------------------------------------------------
                                                      2006             2005         2004         2003        2002         2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00         $   1.00    $     1.00    $   1.00    $   1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.02             0.02          0.01        0.01        0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities            (0.00)           (0.00)        (0.00)       0.00        0.00          0.00
=================================================================================================================================
    Total from investment operations                    0.02             0.02          0.01        0.01        0.02          0.05
=================================================================================================================================
Less dividends from net investment income              (0.02)           (0.02)        (0.01)      (0.01)      (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                      $   1.00         $   1.00    $     1.00    $   1.00    $   1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                         1.86%            2.19%         0.75%       1.02%       1.85%         5.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $981,884         $808,821    $1,078,780    $978,383    $808,457    $1,289,479
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        0.42%(b)         0.42%         0.42%       0.41%       0.41%         0.40%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      0.69%(b)         0.69%         0.68%       0.67%       0.69%         0.69%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                3.73%(b)         2.14%         0.74%       1.04%       1.82%         4.89%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $903,373,746.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.41%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-2.87%

Fountain Square Commercial Funding Corp.(b)
  (Acquired 02/13/06; Cost $60,389,556) 4.51%  03/16/06   $ 60,625    $   60,511,075
------------------------------------------------------------------------------------
  (Acquired 02/02/06; Cost $49,928,106) 4.52%  03/31/06     50,288        50,098,582
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $25,964,509) 4.56%  04/06/06     26,150        26,030,756
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $39,700,411) 4.57%  04/10/06     40,000        39,796,889
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $59,564,900) 4.58%  04/12/06     60,000        59,679,400
====================================================================================
                                                                         236,116,702
====================================================================================

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-5.33%

Old Line Funding, LLC(b) (Acquired 02/01/06;
  Cost $125,137,500) 4.51%                     03/01/06    125,578       125,578,000
------------------------------------------------------------------------------------
  (Acquired 02/08/06; Cost $58,062,559) 4.55%  04/04/06     58,469        58,217,746
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $18,865,522) 4.55%  04/10/06     19,000        18,903,944
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b) (Acquired
  02/21/06; Cost $34,996,512) 4.51%            03/07/06     35,058        35,031,648
------------------------------------------------------------------------------------
  (Acquired 02/16/06; Cost $99,648,444) 4.52%  03/16/06    100,000        99,811,667
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $30,202,230) 4.53%  03/20/06     30,332        30,259,481
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $34,161,228) 4.54%  04/04/06     34,378        34,230,595
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $37,227,774) 4.59%  04/11/06     37,433        37,237,319
====================================================================================
                                                                         439,270,400
====================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED-8.91%

Concord Minutemen Capital Co., LLC(b) Series
  A (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 02/21/06; Cost
  $65,001,725) 4.51%                           03/13/06     65,165        65,067,035
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $103,516,465)
  4.52%                                        03/14/06    103,764       103,594,634
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - FULLY BACKED-(CONTINUED)

Govco, Inc.(b) (Multi CEP's-Citicorp North
  America, Inc; agent) (Acquired 02/08/06;
  Cost $44,853,425) 4.51%                      03/06/06   $ 45,000    $   44,971,813
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $42,745,691) 4.53%  03/29/06     43,000        42,848,497
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $34,782,767) 4.56%  04/04/06     35,000        34,849,267
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.) (Acquired 02/16/06; Cost
  $49,824,222) 4.52%(b)                        03/16/06     50,000        49,905,833
------------------------------------------------------------------------------------
Newport Funding Corp.(b) (CEP-MBIA Insurance
  Corp.) (Acquired 01/06/06; Cost
  $49,658,556) 4.39%                           03/03/06     50,000        49,987,806
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,631,056) 4.58%  04/13/06     50,000        49,726,472
------------------------------------------------------------------------------------
Three Rivers Funding Corp.(b) (CEP-Mellon
  Bank, N.A.) (Acquired 02/01/06; Cost
  $44,110,725) 4.51%                           03/01/06     44,266        44,266,000
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,824,222) 4.52%  03/14/06     50,000        49,918,389
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.) (Acquired 02/23/06; Cost
  $149,377,125) 4.53%(b)                       03/28/06    150,000       149,490,375
====================================================================================
                                                                         734,436,954
====================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE-20.06%

Barton Capital LLC(b) (Acquired 01/10/06;
  Cost $53,373,609) 4.39%                      03/06/06     53,734        53,701,237
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $18,855,283) 4.57%  04/11/06     19,000        18,901,110
------------------------------------------------------------------------------------
Charta LLC(b) (Acquired 01/09/06; Cost
  $198,554,500) 4.41%                          03/09/06    200,000       199,804,000
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $74,580,000) 4.48%  03/06/06     75,000        74,953,333
------------------------------------------------------------------------------------
  (Acquired 01/24/06; Cost $74,541,646) 4.49%  03/14/06     75,000        74,878,396
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-(CONTINUED)

Clipper Receivables Co., LLC 4.51%             03/20/06   $ 50,000    $   49,880,986
------------------------------------------------------------------------------------
  4.52%                                        03/21/06    150,000       149,623,333
------------------------------------------------------------------------------------
CRC Funding LLC(b) (Acquired 01/11/06; Cost
  $99,375,250) 4.41%                           03/03/06    100,000        99,975,500
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $37,757,368) 4.48%  03/06/06     37,970        37,946,374
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $74,736,333) 4.52%  03/23/06     75,000        74,792,833
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $99,396,000) 4.53%  03/20/06    100,000        99,760,917
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $34,784,196) 4.53%  03/21/06     35,000        34,911,917
------------------------------------------------------------------------------------
Fairway Finance Co. LLC(b) (Acquired
  02/23/06; Cost $55,812,097) 4.52%            03/23/06     56,009        55,854,291
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $47,501,472) 4.56%  04/03/06     47,713        47,513,560
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 02/09/06; Cost $51,002,897) 4.51%  03/08/06     51,176        51,131,122
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $99,636,694) 4.51%  03/10/06    100,000        99,887,250
------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC(b)
  (Acquired 01/06/06; Cost $14,897,567) 4.39%  03/03/06     15,000        14,996,342
------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $54,176,056) 4.41%  03/08/06     54,557        54,510,217
------------------------------------------------------------------------------------
  (Acquired 01/09/06; Cost $24,819,313) 4.41%  03/09/06     25,000        24,975,500
------------------------------------------------------------------------------------
  (Acquired 02/17/06; Cost $74,830,500) 4.52%  03/07/06     75,000        74,943,500
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Acquired
  02/09/06; Cost $22,110,993) 4.52%(b)         03/09/06     22,189        22,166,712
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/23/06; Cost $49,836,778) 4.52%(b)         03/21/06     50,000        49,874,445
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Acquired
  02/10/06; Cost $39,859,378) 4.52%(b)         03/10/06     40,000        39,954,800
------------------------------------------------------------------------------------
Yorktown Capital LLC
  4.46%                                        03/06/06     48,674        48,643,849
------------------------------------------------------------------------------------
  4.51%                                        03/23/06     50,000        49,862,195
====================================================================================
                                                                       1,653,254,552
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - SECURITY INVESTMENT
  VEHICLES-7.70%

Grenadier Funding Ltd./Corp. (Acquired
  01/27/06; Cost $99,257,583) 4.53%(b)         03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.(b) (Acquired
  02/21/06; Cost $49,823,444) 4.54%            03/22/06     50,000        49,867,583
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $124,248,709)
  4.54%                                        03/23/06    124,689       124,343,057
------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.(b) Series
  2005-I (Acquired 01/31/06; Cost
  $50,030,369) 4.56%                           03/21/06     50,330        50,202,498
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $89,864,564) 4.61%  04/13/06     90,432        89,934,046
------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/23/06; Cost $27,839,565) 4.53%(b)         03/23/06     27,938        27,860,658
------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp (Acquired 01/27/06;
  Cost $192,198,414) 4.53%(b)                  03/27/06    193,636       193,002,488
====================================================================================
                                                                         634,883,163
====================================================================================

ASSET-BACKED SECURITIES - TRADE RECEIVABLES-3.09%

CAFCO, LLC (Acquired 01/09/06; Cost
  $74,448,750) 4.41%(b)                        03/10/06     75,000        74,917,312
------------------------------------------------------------------------------------
Ciesco, LLC(b)
  (Acquired 01/13/06; Cost $99,412,000) 4.41%  03/02/06    100,000        99,987,750
------------------------------------------------------------------------------------
  (Acquired 01/17/06; Cost $49,692,361) 4.43%  03/08/06     50,000        49,956,931
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $29,771,500) 4.57%  04/11/06     30,000        29,843,858
====================================================================================
                                                                         254,705,851
====================================================================================

CONSUMER FINANCE-6.36%

HSBC Finance Corp. 4.51%                       03/15/06    150,000       149,736,917
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  4.51%                                        03/17/06    100,000        99,799,555
------------------------------------------------------------------------------------
  4.51%                                        03/24/06    150,000       149,567,792
------------------------------------------------------------------------------------
  4.53%                                        03/29/06    125,000       124,559,583
====================================================================================
                                                                         523,663,847
====================================================================================

DIVERSIFIED BANKS-1.21%

Bank of America Corp. 4.58%                    04/13/06    100,000        99,453,542
====================================================================================

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-4.23%

Citigroup Funding Inc.
  4.53%                                        03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
  4.54%                                        03/22/06    150,000       149,602,750
------------------------------------------------------------------------------------
  4.65%                                        04/21/06    100,000        99,341,250
====================================================================================
                                                                         348,616,833
====================================================================================

INDUSTRIAL CONGLOMERATES-4.23%

General Electric Co.
  4.53%                                        03/29/06    200,000       199,295,333
------------------------------------------------------------------------------------
  4.53%                                        03/31/06    150,000       149,433,750
====================================================================================
                                                                         348,729,083
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.42%

Credit Suisse Holdings USA Inc. (Acquired
  02/06/06; Cost $198,508,611) 4.55%(b)(c)     04/06/06    200,000       199,090,000
====================================================================================
    Total Commercial Paper (Cost
      $5,472,220,927)                                                  5,472,220,927
====================================================================================

MASTER NOTE AGREEMENTS-8.62%

Lehman Brothers Inc. (Acquired 12/20/04; Cost
  $335,000,000) 4.68%(b)(d)(e)(f)                   --     335,000       335,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $375,000,000)
  4.70%(b)(d)(e)                               05/16/06    375,000       375,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $710,000,000)                                                      710,000,000
====================================================================================

CERTIFICATE OF DEPOSIT-1.21%

Morgan Stanley Bank 4.54% (Cost $100,000,000)  03/24/06    100,000       100,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

Unsec. Disc. Notes, 4.35%(a)(d) (Cost
  $38,497,304)                                 03/01/06   $ 38,497    $   38,497,304
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.71% (Cost $6,320,718,231)                             6,320,718,231
====================================================================================

REPURCHASE AGREEMENTS-23.58%

Fortis Bank N.V./S.A.
  4.58%(g)                                     03/01/06     85,000        85,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 4.58%(h)            03/01/06    238,000       238,000,000
------------------------------------------------------------------------------------
Societe Generale
  4.58%(i)                                     03/01/06    113,000       113,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.54%(j)                                     03/01/06    722,546       722,545,572
------------------------------------------------------------------------------------
  4.58%(k)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC 4.58%(l)         03/01/06    285,000       285,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $1,943,545,572)                                                  1,943,545,572
====================================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $8,264,263,803)(m)(n)                                                8,264,263,803
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                                    (24,029,269)
====================================================================================
NET ASSETS-100.00%                                                    $8,240,234,534
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $4,563,747,259, which represented 55.38% of the Fund's Net Assets. These securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single country was greater than 5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $200,025,444. Collateralized by $206,941,453 U.S. Government obligations, 4.50% to 5.00% due January 01, 2010 to January 01, 2035 with an aggregate value at February 28, 2006 of $204,000,000. The amount to be received upon repurchase by the Fund is $85,010,814.

STIC PRIME PORTFOLIO

(h) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by a $511,781,664 U.S. Government obligation, 4.84% due August 01, 2033 with value at February 28, 2006 of $513,132,768. The amount to be received upon repurchase by the Fund is $238,030,279.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $350,044,528. Collateralized by $382,476,497 U.S. Government obligations, 0 % to 6.00% due October 15, 2006 to December 01, 2035 with an aggregate value at February 28, 2006 of $357,000,001. The amount to be received upon repurchase by the Fund is $113,014,376.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 01, 2006 to February 01, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $722,636,693.
(k) Repurchase agreement entered into February 28, 2006 with maturing value of $500,063,611. Collateralized by $510,525,250 U.S. Government obligations, 4.00% to 11.00% due November 01, 2007 to February 01, 2036 with an aggregate value at February 28, 2006 of $510,001,120.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $400,050,889. Collateralized by $407,032,297 U.S. Government obligations, 3.00% to 10.50% due June 01, 2008 to March 15, 2044 with an aggregate value at February 28, 2006 of $408,000,001. The amount to be received upon repurchase by the Fund is $285,036,258.
(m) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(n)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $6,320,718,231)  $6,320,718,231
------------------------------------------------------------
Repurchase agreements (cost $1,943,545,572)    1,943,545,572
============================================================
    Total investments (cost $8,264,263,803)    8,264,263,803
============================================================
Interest receivable                                2,530,803
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               404,954
------------------------------------------------------------
Other assets                                         375,803
============================================================
    Total assets                               8,267,575,363
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       25,844,816
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 940,873
------------------------------------------------------------
Accrued distribution fees                            335,784
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            15,758
------------------------------------------------------------
Accrued transfer agent fees                           88,403
------------------------------------------------------------
Accrued operating expenses                           115,195
============================================================
    Total liabilities                             27,340,829
============================================================
Net assets applicable to shares outstanding   $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $8,239,459,219
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,915,117,718
____________________________________________________________
============================================================
Private Investment Class                      $  545,147,310
____________________________________________________________
============================================================
Personal Investment Class                     $  168,089,771
____________________________________________________________
============================================================
Cash Management Class                         $1,063,492,233
____________________________________________________________
============================================================
Reserve Class                                 $   60,197,432
____________________________________________________________
============================================================
Resource Class                                $  375,493,918
____________________________________________________________
============================================================
Corporate Class                               $  112,696,152
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,915,664,951
____________________________________________________________
============================================================
Private Investment Class                         545,252,347
____________________________________________________________
============================================================
Personal Investment Class                        168,044,421
____________________________________________________________
============================================================
Cash Management Class                          1,063,558,267
____________________________________________________________
============================================================
Reserve Class                                     60,206,229
____________________________________________________________
============================================================
Resource Class                                   375,466,917
____________________________________________________________
============================================================
Corporate Class                                  112,696,071
____________________________________________________________
============================================================
Net asset value, offering price and
  redemption per share for each class         $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $149,710,774
==========================================================================


EXPENSES:

Advisory fees                                                    5,395,948
--------------------------------------------------------------------------
Administrative services fees                                       360,823
--------------------------------------------------------------------------
Custodian fees                                                     151,582
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,206,030
--------------------------------------------------------------------------
  Personal Investment Class                                        645,520
--------------------------------------------------------------------------
  Cash Management Class                                            501,585
--------------------------------------------------------------------------
  Reserve Class                                                    301,109
--------------------------------------------------------------------------
  Resource Class                                                   345,234
--------------------------------------------------------------------------
  Corporate Class                                                   17,490
--------------------------------------------------------------------------
Transfer agent fees                                                539,617
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           92,125
--------------------------------------------------------------------------
Other                                                              374,832
==========================================================================
     Total expenses                                              9,931,895
==========================================================================
Less: Fees waived                                               (3,451,659)
==========================================================================
     Net expenses                                                6,480,236
==========================================================================
Net investment income                                          143,230,538
==========================================================================
Net increase in net assets resulting from operations          $143,230,538
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
===============================================================================================
OPERATIONS:

  Net investment income                                       $  143,230,538     $  178,072,841
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (101,273,061)      (132,543,246)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (8,989,312)       (10,087,540)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (3,006,197)        (2,686,889)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (19,894,625)       (26,260,251)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (949,541)        (1,179,613)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (6,742,135)        (4,869,787)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                 (2,375,667)          (445,515)
===============================================================================================
    Decrease in net assets resulting from distributions         (143,230,538)      (178,072,841)
===============================================================================================
Share transactions-net:
  Institutional Class                                          1,347,911,288       (471,754,840)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (11,561,305)       163,089,734
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        5,341,352         50,823,802
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          154,438,686        338,989,930
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (6,497,005)       (41,624,169)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 103,621,745        120,089,040
-----------------------------------------------------------------------------------------------
  Corporate Class                                                 58,733,990         53,962,081
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,651,988,751        213,575,578
===============================================================================================
    Net increase in net assets                                 1,651,988,751        213,575,578
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,588,245,783      6,374,670,205
===============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively)            $8,240,234,534     $6,588,245,783
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

STIC PRIME PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    For the six months ended February 28, 2006, AIM waived fees of $2,588,600.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $360,823.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $539,595.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $723,618, $473,381, $401,268, $261,965, $276,187 and $17,490, respectively, after FMC waived Plan fees of $482,412, $172,139, $100,317, $39,144, $69,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $20,458 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

STIC PRIME PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
Total capital loss carryforward                                    $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO


NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  Changes in Shares Outstanding
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          Year ended
                                                              FEBRUARY 28, 2006 (a)                     August 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   15,333,021,076    $ 15,333,021,076     38,044,055,385    $ 38,044,055,385
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               2,449,504,838       2,449,504,838      3,734,409,091       3,734,409,091
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,056,708,790       1,056,708,790      1,862,479,095       1,862,479,095
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  2,747,279,938       2,747,279,938     11,166,697,981      11,166,697,981
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            345,674,450         345,674,450        966,008,702         966,008,702
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           681,776,343         681,776,343        919,164,686         919,164,686
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       897,879,042         897,879,042        107,506,448         107,506,448
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       15,501,468          15,501,468         12,876,809          12,876,809
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,225,007           5,225,007          3,625,287           3,625,287
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  2,029,749           2,029,749          1,784,833           1,784,833
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      9,446,074           9,446,074          8,835,534           8,835,534
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                838,882             838,882          1,038,031           1,038,031
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,924,556           3,924,556          2,753,464           2,753,464
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,013,094           1,013,094            281,276             281,276
=================================================================================================================================
Reacquired:
  Institutional Class                                  (14,000,611,256)    (14,000,611,256)   (38,528,687,034)    (38,528,687,034)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (2,466,291,150)     (2,466,291,150)    (3,574,944,644)     (3,574,944,644)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,053,397,187)     (1,053,397,187)    (1,813,440,126)     (1,813,440,126)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (2,602,287,326)     (2,602,287,326)   (10,836,543,585)    (10,836,543,585)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (353,010,337)       (353,010,337)    (1,008,670,902)     (1,008,670,902)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (582,079,154)       (582,079,154)      (801,829,110)       (801,829,110)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (840,158,146)       (840,158,146)       (53,825,643)        (53,825,643)
=================================================================================================================================
                                                         1,651,988,751    $  1,651,988,751        213,575,578    $    213,575,578
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 30% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

STIC PRIME PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.02             0.02        0.01        0.01        0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                   --               --       (0.00)         --       (0.00)       0.00
=================================================================================================================================
    Total from investment operations                        0.02             0.02        0.01        0.01        0.02        0.05
=================================================================================================================================
Less dividends from net investment income                  (0.02)           (0.02)      (0.01)      (0.01)      (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.86%            2.21%       0.72%       0.97%       1.70%       5.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $545,147         $556,709    $393,619    $560,825    $499,452    $572,597
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.42%(b)         0.42%       0.42%       0.40%       0.40%       0.39%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.69%(b)         0.69%       0.69%       0.68%       0.64%       0.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets        3.74%(b)         2.18%       0.71%       0.98%       1.75%       5.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $486,409,872.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-34.80%

U.S. TREASURY BILLS-31.36%(a)

3.71%                                          03/16/06   $100,000    $   99,845,333
------------------------------------------------------------------------------------
3.76%                                          03/30/06    100,000        99,697,514
------------------------------------------------------------------------------------
3.87%                                          04/06/06    100,000        99,613,000
------------------------------------------------------------------------------------
3.88%                                          04/06/06     50,000        49,806,250
------------------------------------------------------------------------------------
4.01%                                          04/20/06    100,000        99,443,403
------------------------------------------------------------------------------------
4.32%                                          04/27/06    100,000        99,315,209
------------------------------------------------------------------------------------
4.22%                                          05/04/06    100,000        99,249,778
------------------------------------------------------------------------------------
4.34%                                          05/11/06    100,000        99,143,858
------------------------------------------------------------------------------------
4.38%                                          05/18/06    150,000       148,576,500
------------------------------------------------------------------------------------
4.15%                                          06/01/06    100,000        98,938,550
------------------------------------------------------------------------------------
4.14%                                          06/15/06    100,000        98,780,411
------------------------------------------------------------------------------------
4.15%                                          06/15/06    100,000        98,779,528
------------------------------------------------------------------------------------
4.18%                                          06/15/06    100,000        98,769,222
------------------------------------------------------------------------------------
4.22%                                          06/22/06    100,000        98,675,389
------------------------------------------------------------------------------------
4.25%                                          07/13/06    100,000        98,419,079
------------------------------------------------------------------------------------
4.37%                                          07/27/06    100,000        98,202,211
====================================================================================
                                                                       1,585,255,235
====================================================================================

U.S. TREASURY NOTE-2.46%

2.75%                                          07/31/06    125,000       124,454,227
====================================================================================

U.S. TREASURY STRIPS-0.98%(a)

4.44%                                          05/15/06     50,000        49,550,646
====================================================================================
  Total U.S. Treasury Securities (Cost
  $1,759,260,108)                                                      1,759,260,108
====================================================================================
  Total Investments (excluding Repurchase
  Agreements) (Cost $1,759,260,108)                                    1,759,260,108
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


REPURCHASE AGREEMENT-65.53%

ABN AMRO Bank N.V.
  4.52%(b)                                     03/01/06   $225,000    $  225,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(c)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(d)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
  4.52%(e)                                     03/01/06    163,091       163,090,720
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  4.52%(f)                                          --     250,000       250,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(g)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  4.52%(h)                                     03/01/06    100,000       100,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.52%(i)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.52%(j)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(k)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  4.52%(l)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(m)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(n)                                     03/01/06    225,000       225,000,000
====================================================================================
  Total Repurchase Agreement (Cost
  $3,313,090,720)                                                      3,313,090,720
====================================================================================
TOTAL INVESTMENTS-100.33% (Cost
  $5,072,350,828)                                                      5,072,350,828
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.33)%                                    (16,609,856)
====================================================================================
NET ASSETS-100.00%                                                    $5,055,740,972
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

TREASURY PORTFOLIO

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $225,028,250.
(c) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2028 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $225,028,250.
(d) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $225,028,250.
(e) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $163,111,197.
(f) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $234,545,000 U.S. Treasury obligations, 0% to 14.00% due March 31, 2006 to April 15, 2029 with an aggregate value at February 28, 2006 of $257,774,073.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $225,028,250.
(h) Repurchase agreement entered into February 28, 2006 with a maturing value of $100,012,556. Collateralized by a $107,543,000 U.S. Treasury obligation, 3.63% due May 15, 2013 with a value at February 28, 2006 of $102,002,866.
(i) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $914,621,500 U.S. Treasury obligations, 0% due November 15, 2009 to May 15, 2028 with an aggregate value at February 28, 2006 of $510,002,307.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $225,028,250.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $225,028,250.
(l) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $771,305,813 U.S. Treasury obligations, 0% due February 15, 2012 to February 15, 2019 with an aggregate value at February 28, 2006 of $510,002,428.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $225,028,250.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by a $155,430,000 U.S. Treasury obligation, 3.88% due April 15, 2029 with a value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $225,028,250.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,759,260,108)  $1,759,260,108
------------------------------------------------------------
Repurchase agreements (cost $3,313,090,720)    3,313,090,720
============================================================
    Total investments (cost $5,072,350,828)    5,072,350,828
============================================================
Interest receivable                                  691,357
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               276,295
------------------------------------------------------------
Other assets                                         113,751
============================================================
    Total assets                               5,073,432,231
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       16,341,852
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 680,179
------------------------------------------------------------
Accrued distribution fees                            500,661
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,019
------------------------------------------------------------
Accrued transfer agent fees                           66,072
------------------------------------------------------------
Accrued operating expenses                            90,476
============================================================
    Total liabilities                             17,691,259
____________________________________________________________
============================================================
Net assets applicable to shares outstanding   $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,055,413,461
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               19,793
============================================================
                                              $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,644,146,439
____________________________________________________________
============================================================
Private Investment Class                      $  709,585,950
____________________________________________________________
============================================================
Personal Investment Class                     $  268,311,499
____________________________________________________________
============================================================
Cash Management Class                         $2,005,881,874
____________________________________________________________
============================================================
Reserve Class                                 $   83,449,960
____________________________________________________________
============================================================
Resource Class                                $  343,270,707
____________________________________________________________
============================================================
Corporate Class                               $    1,094,543
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,643,939,186
____________________________________________________________
============================================================
Private Investment Class                         709,622,455
____________________________________________________________
============================================================
Personal Investment Class                        268,287,254
____________________________________________________________
============================================================
Cash Management Class                          2,005,752,156
____________________________________________________________
============================================================
Reserve Class                                     83,438,742
____________________________________________________________
============================================================
Resource Class                                   343,268,683
____________________________________________________________
============================================================
Corporate Class                                    1,094,541
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $103,100,962
==========================================================================

EXPENSES:

Advisory fees                                                    3,925,084
--------------------------------------------------------------------------
Administrative services fees                                       331,406
--------------------------------------------------------------------------
Custodian fees                                                     123,091
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,862,484
--------------------------------------------------------------------------
  Personal Investment Class                                        978,935
--------------------------------------------------------------------------
  Cash Management Class                                            965,406
--------------------------------------------------------------------------
  Reserve Class                                                    456,731
--------------------------------------------------------------------------
  Resource Class                                                   300,236
--------------------------------------------------------------------------
  Corporate Class                                                      157
--------------------------------------------------------------------------
Transfer agent fees                                                403,781
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           75,389
--------------------------------------------------------------------------
Other                                                              327,483
==========================================================================
    Total expenses                                               9,750,183
==========================================================================
Less: Fees waived and expenses reimbursed                       (3,358,544)
==========================================================================
    Net expenses                                                 6,391,639
==========================================================================
Net investment income                                           96,709,323
==========================================================================
Net realized gain from Investment securities                        19,793
==========================================================================
Net increase in net assets resulting from operations          $ 96,729,116
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
-----------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $   96,709,323     $  115,795,935
-----------------------------------------------------------------------------------------------
Net realized gain on investment securities                            19,793             31,521
===============================================================================================
    Net increase in net assets resulting from operations          96,729,116        115,827,456
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (36,480,766)       (52,142,881)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (13,102,103)       (16,250,959)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (4,286,574)        (4,948,434)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (35,923,545)       (33,930,310)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,359,130)        (1,110,520)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (5,537,163)        (7,410,332)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    (20,042)            (2,499)
===============================================================================================
    Total distributions from net investment income               (96,709,323)      (115,795,935)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                     --           (122,918)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                                --            (42,124)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                               --            (15,521)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                                   --            (61,119)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                           --             (9,854)
-----------------------------------------------------------------------------------------------
  Resource Class                                                          --            (17,160)
===============================================================================================
    Total distributions from net realized gains                           --           (268,696)
===============================================================================================
    Decrease in net assets resulting from distributions                   --       (116,064,631)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (457,002,648)      (463,265,791)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (519,666,317)       420,439,840
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (5,150,623)       (30,746,235)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          225,193,945        553,903,903
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    6,247,548         (2,763,604)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  42,093,327        (36,607,043)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    225,233            869,308
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (708,059,535)       441,830,378
===============================================================================================
    Net increase (decrease) in net assets                       (708,039,742)       441,593,203
===============================================================================================

NET ASSETS:

  Beginning of period                                          5,763,780,714      5,322,187,511
===============================================================================================
  End of period (including undistributed net investment
    income of $307,718 and $307,718, respectively)            $5,055,740,972     $5,763,780,714
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

TREASURY PORTFOLIO

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $2,039,998.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $331,406.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $403,932.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,117,490, $717,886, $772,325, $397,356, $240,189 and $157, respectively, after FMC waived Plan fees of $744,994, $261,049, $193,081, $59,375, $60,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $15,612 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the

TREASURY PORTFOLIO

borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2005.

TREASURY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED
                                                                   FEBRUARY 28,                           YEAR ENDED
                                                                      2006(A)                           AUGUST 31, 2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     5,446,020,737    $ 5,446,020,737     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                4,202,412,465      4,202,412,465      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                     1,377,022,749      1,377,022,749      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                             8,202,266,783      8,202,266,783     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             357,313,583        357,313,583        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,281,561,416      1,281,561,416      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          5,206,904          5,206,904          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         9,426,162          9,426,162         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    2,111,383          2,111,383          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   3,148,030          3,148,030          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       5,344,027          5,344,027          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               1,192,609          1,192,609            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              3,230,833          3,230,833          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             18,329             18,329                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                    (5,912,449,547)    (5,912,449,547)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (4,724,190,165)    (4,724,190,165)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,385,321,402)    (1,385,321,402)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,982,416,865)    (7,982,416,865)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (352,258,644)      (352,258,644)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,242,698,922)    (1,242,698,922)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         (5,000,000)        (5,000,000)          (900,000)           (900,000)
=================================================================================================================================
                                                           (708,059,535)   $  (708,059,535)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and owns 29% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

TREASURY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             PRIVATE INVESTMENT CLASS
                                                  -------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                              YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28,       ------------------------------------------------------------
                                                      2006              2005         2004         2003         2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00         $     1.00    $   1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.02               0.02        0.01          0.01        0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities             0.00               0.00        0.00         (0.00)       0.00        0.00
=================================================================================================================================
    Total from investment operations                    0.02               0.02        0.01          0.01        0.02        0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.02)             (0.02)      (0.01)        (0.01)      (0.02)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --              (0.00)      (0.00)           --          --          --
=================================================================================================================================
    Total distributions                                (0.02)             (0.02)      (0.01)        (0.01)      (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                      $   1.00         $     1.00    $   1.00    $     1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                         1.76%              2.06%       0.68%         0.98%       1.77%       5.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $709,586         $1,229,249    $808,852    $1,100,857    $672,455    $608,022
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        0.42%(b)           0.42%       0.42%         0.41%       0.40%       0.40%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      0.70%(b)           0.70%       0.69%         0.69%       0.65%       0.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                3.52%(b)           2.03%       0.65%         0.97%       1.72%       4.82%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $751,167,442.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-33.77%

FEDERAL FARM CREDIT BANK-3.56%

Floating Rate Bonds,
  4.43%(a)                                08/01/07    $ 90,000    $   89,975,239
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-5.52%

Unsec. Bonds,
  5.38%                                   05/15/06      30,000        30,072,805
--------------------------------------------------------------------------------
  6.09%                                   06/02/06      10,980        11,033,508
--------------------------------------------------------------------------------
Unsec. Disc. Notes,
  4.44%(b)                                06/07/06      49,500        48,902,384
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,816,909
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,929,000
================================================================================
                                                                     139,754,606
================================================================================
FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)-16.19%

Series M006, Class A, Taxable
  Multifamily VRD Ctfs.,
  4.57%(c)(d)                             10/15/45      11,965        11,964,587
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.79%                                   03/14/06      50,000        49,931,623
--------------------------------------------------------------------------------
  4.05%                                   04/04/06      50,000        49,808,750
--------------------------------------------------------------------------------
  4.10%                                   04/04/06      25,000        24,903,194
--------------------------------------------------------------------------------
  4.21%                                   04/25/06      30,000        29,807,042
--------------------------------------------------------------------------------
  4.42%                                   06/05/06      50,000        49,411,000
--------------------------------------------------------------------------------
  4.52%                                   07/18/06      50,000        49,127,389
--------------------------------------------------------------------------------
  3.88%                                   07/25/06       6,272         6,173,306
--------------------------------------------------------------------------------
  4.37%                                   08/04/06      20,000        19,621,267
--------------------------------------------------------------------------------
  4.63%                                   08/08/06      37,381        36,611,782
--------------------------------------------------------------------------------
  4.38%                                   08/15/06      30,000        29,391,146
--------------------------------------------------------------------------------
  4.58%                                   10/23/06      30,000        29,099,267
--------------------------------------------------------------------------------
  4.73%                                   12/29/06      25,000        24,004,519
================================================================================
                                                                     409,854,872
================================================================================

FEDERAL NATIONAL
  MORTGAGE ASSOCIATION
  (FNMA)-8.16%

Unsec. Floating Rate Notes,
  4.54%(e)                                05/09/06      50,000        49,998,125
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  4.07%                                   04/05/06      17,600        17,530,443
--------------------------------------------------------------------------------
  4.40%                                   05/24/06      50,000        49,486,666
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.86%                                   07/28/06      10,000         9,840,032
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  3.88%                                   07/28/06    $ 11,801    $   11,611,489
--------------------------------------------------------------------------------
  4.47%                                   09/01/06      20,000        19,543,067
--------------------------------------------------------------------------------
  4.54%                                   10/27/06      50,000        48,486,667
================================================================================
                                                                     206,496,489
================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.34%

Gtd. Floating Rate Notes,
  4.57%(c)(d)                             11/21/07       8,600         8,600,000
================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-33.77% (Cost $854,681,206)                             854,681,206
================================================================================

REPURCHASE AGREEMENTS-66.50%

Bank of Nova Scotia (The)
  4.56%(f)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  4.56%(g)                                03/01/06     187,884       187,883,914
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc
  4.56%(h)                                      --     250,000       250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.56%(i)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.56%(j)                                03/01/06     495,000       495,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(k)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.56%(l)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(m)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.56%(n)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.56%(o)                                03/01/06      50,000        50,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  4.56%(p)                                03/01/06     100,000       100,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,682,883,914)                                              1,682,883,914
================================================================================
TOTAL INVESTMENTS-100.27% (Cost
  $2,537,565,120)(q)                                               2,537,565,120
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                 (6,740,834)
================================================================================
NET ASSETS-100.00%                                                $2,530,824,286
________________________________________________________________________________
================================================================================

GOVERNMENT & AGENCY PORTFOLIO

Investment Abbreviations:

Ctfs    - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(b) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(d) Demand security; Payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $100,012,667.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $187,907,712.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,056,000 U.S. Government obligations, 0% to 7.25% due August 9, 2006 to May 1, 2030 with an aggregate value at February 28, 2006 of $255,660,278.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $100,012,667.
(j) Joint repurchase agreement entered into February, 2006 with an aggregate maturing value of $500,063,333. Collateralized by $466,423,000 U.S. Government obligations, 0% to 7.25% due July 15, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $510,000,688. The amount to be received upon repurchase by the Fund is $495,062,700.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $100,012,667.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $100,012,667.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $100,012,667.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $100,012,667.
(o) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $50,006,333.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $100,012,667.
(q) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $854,681,206)    $  854,681,206
------------------------------------------------------------
Repurchase agreements (cost $1,682,883,914)    1,682,883,914
============================================================
     Total investments (cost $2,537,565,120)   2,537,565,120
============================================================
Receivables for:
  Interest                                         1,697,835
------------------------------------------------------------
  Fund expenses absorbed                              11,187
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                96,557
------------------------------------------------------------
Other assets                                          51,253
============================================================
     Total assets                              2,539,421,952
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Dividends                                        8,057,149
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                224,116
------------------------------------------------------------
Accrued distribution fees                            205,957
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,605
------------------------------------------------------------
Accrued transfer agent fees                           28,567
------------------------------------------------------------
Accrued operating expenses                            75,272
============================================================
     Total liabilities                             8,597,666
============================================================
Net assets applicable to shares outstanding   $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,530,622,728
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (42,225)
============================================================
                                              $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $1,210,204,139
____________________________________________________________
============================================================
Private Investment Class                      $  538,324,604
____________________________________________________________
============================================================
Personal Investment Class                     $   27,271,346
____________________________________________________________
============================================================
Cash Management Class                         $  453,811,289
____________________________________________________________
============================================================
Reserve Class                                 $   14,408,248
____________________________________________________________
============================================================
Resource Class                                $  244,490,293
____________________________________________________________
============================================================
Corporate Class                               $   42,314,367
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,210,122,316
____________________________________________________________
============================================================
Private Investment Class                         538,295,245
____________________________________________________________
============================================================
Personal Investment Class                         27,269,184
____________________________________________________________
============================================================
Cash Management Class                            453,781,222
____________________________________________________________
============================================================
Reserve Class                                     14,407,516
____________________________________________________________
============================================================
Resource Class                                   244,470,226
____________________________________________________________
============================================================
Corporate Class                                   42,312,251
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $50,222,867
=========================================================================

EXPENSES:

Advisory fees                                                   1,235,938
-------------------------------------------------------------------------
Administrative services fees                                      264,809
-------------------------------------------------------------------------
Custodian fees                                                     55,342
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,603,474
-------------------------------------------------------------------------
  Personal Investment Class                                       131,853
-------------------------------------------------------------------------
  Cash Management Class                                           253,697
-------------------------------------------------------------------------
  Reserve Class                                                    60,203
-------------------------------------------------------------------------
  Resource Class                                                  257,269
-------------------------------------------------------------------------
  Corporate Class                                                   9,917
-------------------------------------------------------------------------
Transfer agent fees                                               184,309
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          39,534
-------------------------------------------------------------------------
Other                                                             217,374
=========================================================================
    Total expenses                                              4,313,719
=========================================================================
Less: Fees waived                                              (1,298,964)
=========================================================================
    Net expenses                                                3,014,755
=========================================================================
Net investment income                                          47,208,112
=========================================================================
Net realized gain from Investment securities                       80,046
=========================================================================
Net increase in net assets resulting from operations          $47,288,158
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   47,208,112     $   55,764,937
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                   80,046            (37,066)
===============================================================================================
    Net increase in net assets resulting from operations          47,288,158         55,727,871
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (18,862,510)       (22,319,218)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (11,589,887)       (13,383,231)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (590,635)          (698,157)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (9,747,613)       (14,529,788)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (192,665)           (67,283)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (4,929,143)        (4,673,075)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                 (1,295,659)           (94,185)
===============================================================================================
    Decrease in net assets resulting from distributions          (47,208,112)       (55,764,937)
===============================================================================================
Share transactions-net:
  Institutional Class                                            210,641,982       (272,301,911)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (212,521,335)       265,863,759
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,754,177)         8,877,849
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (199,588,913)      (351,630,856)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    9,767,608          1,801,483
-----------------------------------------------------------------------------------------------
  Resource Class                                                  13,748,628       (156,429,026)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                (19,695,820)        62,008,071
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (208,402,027)      (441,810,631)
===============================================================================================
    Net increase (decrease) in net assets                       (208,321,981)      (441,847,697)
===============================================================================================

NET ASSETS:

  Beginning of period                                          2,739,146,267      3,180,993,964
===============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,530,824,286     $2,739,146,267
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT & AGENCY PORTFOLIO

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $512,394.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $264,809.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $185,391.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $962,084, $96,692, $202,958, $52,377, $205,815 and $9,917, respectively, after FMC waived Plan fees of $641,390, $35,161, $50,739, $7,826, $51,454 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $8,387 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                   $ 74,152
-----------------------------------------------------------------------------
August 31, 2013                                                     48,119
=============================================================================
Total capital loss carryforward                                   $122,271
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                   FEBRUARY 28,                           AUGUST 31,
                                                                     2006 (A)                                2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,453,633,067    $ 7,453,633,067     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,784,784,039      1,784,784,039      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 244,206,635        244,206,635        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,090,351,296      2,090,351,296      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              89,568,124         89,568,124         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,124,857,126      1,124,857,126      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        243,579,152        243,579,152        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         8,793,303          8,793,303          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    5,153,758          5,153,758          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      39,829             39,829             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       8,639,311          8,639,311         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 167,646            167,646             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              2,194,353          2,194,353          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          1,059,582          1,059,582              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,251,784,388)    (7,251,784,388)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (2,002,459,132)    (2,002,459,132)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (255,000,641)      (255,000,641)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,298,579,520)    (2,298,579,520)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (79,968,162)       (79,968,162)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,113,302,851)    (1,113,302,851)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (264,334,554)      (264,334,554)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           (208,402,027)   $  (208,402,027)      (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.

(b)  Corporate Class shares commenced sales on June 30, 2005.

GOVERNMENT & AGENCY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
=================================================================================================================================
Income from investment operations:
  Net investment income                                     0.02             0.02        0.01        0.01        0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                 0.00            (0.00)      (0.00)       0.00        0.00        0.00
=================================================================================================================================
    Total from investment operations                        0.02             0.02        0.01        0.01        0.02        0.05
=================================================================================================================================
Less dividends from net investment income                  (0.02)           (0.02)      (0.01)      (0.01)      (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.82%            2.14%       0.73%       0.99%       1.78%       5.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $538,325         $750,824    $484,967    $503,365    $281,993    $254,318
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.42%(b)         0.42%       0.42%       0.42%       0.42%       0.39%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.66%(b)         0.67%       0.65%       0.65%       0.65%       0.65%
=================================================================================================================================
Ratio of net investment income to average net assets        3.64%(b)         2.12%       0.73%       0.98%       1.71%       4.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $646,705,005.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)        VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--100.31%

FEDERAL FARM CREDIT BANK--13.06%

Disc. Notes(a)
  4.29%                                        03/24/06    $10,000    $  9,972,591
----------------------------------------------------------------------------------
Floating Rate Bonds(b)
  4.43%                                        08/01/07      9,000       8,997,524
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(b)
  4.47%                                        03/01/07      4,050       4,050,475
==================================================================================
                                                                        23,020,590
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)--87.25%

Unsec. Disc. Notes(a)
  4.35%(c)                                     03/01/06     85,103      85,102,696
----------------------------------------------------------------------------------
  4.43%                                        04/05/06      8,000       7,965,505
----------------------------------------------------------------------------------
  4.37%                                        04/12/06     10,000       9,949,017
----------------------------------------------------------------------------------
  4.36%                                        05/24/06      8,000       7,918,651
----------------------------------------------------------------------------------
  4.41%                                        06/07/06     10,000       9,879,814
----------------------------------------------------------------------------------
  3.95%                                        07/17/06      2,768       2,726,088
----------------------------------------------------------------------------------
  4.50%                                        07/21/06      5,000       4,911,211
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,000,569
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(b)
  4.46%                                        08/21/06     17,385      17,384,398
----------------------------------------------------------------------------------
Unsec. Global Bonds
  3.25%                                        07/21/06      3,000       2,991,480
==================================================================================
                                                                       153,829,429
==================================================================================
TOTAL INVESTMENTS-100.31% (Cost
  $176,850,019)(d)                                                     176,850,019
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.31)%                                     (540,727)
==================================================================================
NET ASSETS-100.00%                                                    $176,309,292
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $176,850,019)      $176,850,019
-----------------------------------------------------------
Cash                                                 19,569
-----------------------------------------------------------
Interest receivable                                  72,809
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               56,210
-----------------------------------------------------------
Other assets                                         19,931
===========================================================
    Total assets                                177,018,538
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         545,977
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 75,844
-----------------------------------------------------------
Accrued distribution fees                            15,144
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,728
-----------------------------------------------------------
Accrued transfer agent fees                           2,387
-----------------------------------------------------------
Accrued operating expenses                           67,166
===========================================================
    Total liabilities                               709,246
===========================================================
Net assets applicable to shares outstanding    $176,309,292
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $176,305,198
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 564
===========================================================
                                               $176,309,292
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 75,049,095
___________________________________________________________
===========================================================
Private Investment Class                       $ 41,933,627
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,290,336
___________________________________________________________
===========================================================
Cash Management Class                          $ 42,951,264
___________________________________________________________
===========================================================
Reserve Class                                  $    177,803
___________________________________________________________
===========================================================
Resource Class                                 $  9,637,727
___________________________________________________________
===========================================================
Corporate Class                                $    269,440
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              75,021,442
___________________________________________________________
===========================================================
Private Investment Class                         41,958,819
___________________________________________________________
===========================================================
Personal Investment Class                         6,292,372
___________________________________________________________
===========================================================
Cash Management Class                            42,949,162
___________________________________________________________
===========================================================
Reserve Class                                       177,803
___________________________________________________________
===========================================================
Resource Class                                    9,639,546
___________________________________________________________
===========================================================
Corporate Class                                     269,440
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $3,843,870
========================================================================


EXPENSES:

Advisory fees                                                    193,706
------------------------------------------------------------------------
Administrative services fees                                      24,794
------------------------------------------------------------------------
Custodian fees                                                     3,871
------------------------------------------------------------------------
Distribution fees:

  Private Investment Class                                       127,305
------------------------------------------------------------------------
  Personal Investment Class                                       24,375
------------------------------------------------------------------------
  Cash Management Class                                           15,689
------------------------------------------------------------------------
  Reserve Class                                                        9
------------------------------------------------------------------------
  Resource Class                                                   7,524
------------------------------------------------------------------------
  Corporate Class                                                      1
------------------------------------------------------------------------
Transfer agent fees                                               15,477
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         11,471
------------------------------------------------------------------------
Registration and filing fees                                      36,796
------------------------------------------------------------------------
Printing and postage                                              31,962
------------------------------------------------------------------------
Professional services fees                                        28,787
------------------------------------------------------------------------
Other                                                             30,109
========================================================================
     Total expenses                                              551,876
========================================================================
Less: Fees waived and expenses reimbursed                       (333,755)
========================================================================
     Net expenses                                                218,121
========================================================================
Net investment income                                          3,625,749
========================================================================
Net realized gain from investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $3,625,948
________________________________________________________________________
========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                              FEBRUARY 28,      AUGUST 31,
                                                                  2006             2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  3,625,749     $   3,500,939
--------------------------------------------------------------------------------------------
  Net realized gain on investment securities                           199               365
============================================================================================
    Net increase in net assets resulting from operations         3,625,948         3,501,304
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (1,869,806)       (1,311,658)
--------------------------------------------------------------------------------------------
  Private Investment Class                                        (913,112)       (1,414,678)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (107,967)         (116,255)
--------------------------------------------------------------------------------------------
  Cash Management Class                                           (594,355)         (376,931)
--------------------------------------------------------------------------------------------
  Reserve Class                                                        (30)               (6)
--------------------------------------------------------------------------------------------
  Resource Class                                                  (140,287)         (281,411)
--------------------------------------------------------------------------------------------
  Corporate Class                                                     (192)               --
============================================================================================
  Decrease in net assets resulting from distributions           (3,625,749)       (3,500,939)
============================================================================================
Share transactions-net:
  Institutional Class                                           (7,795,711)       26,652,677
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (27,343,452)     (207,122,742)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                        683,029          (479,457)
--------------------------------------------------------------------------------------------
  Cash Management Class                                          8,296,954        29,580,995
--------------------------------------------------------------------------------------------
  Reserve Class                                                    177,803                (1)
--------------------------------------------------------------------------------------------
  Resource Class                                                 2,732,026        (3,650,876)
--------------------------------------------------------------------------------------------
  Corporate Class                                                  269,440                --
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (22,979,911)     (155,019,404)
============================================================================================
    Net increase (decrease) in net assets                      (22,979,712)     (155,019,039)
============================================================================================

NET ASSETS:

  Beginning of period                                          199,289,004       354,308,043
============================================================================================
  End of period (including undistributed net investment
    income of $3,530 and $3,530, respectively)                $176,309,292     $ 199,289,004
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $258,959.

  The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $24,794.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $15,477.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $63,653, $17,875, $12,551, $8, $6,019 and $1, respectively, after FMC waived Plan fees of $63,652, $6,500, $3,138, $1, $1,505 and $0, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2006, the Fund paid legal fees of $2,782 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED                      YEAR ENDED
                                                                        FEBRUARY 28,                        AUGUST 31,
                                                                           2006(A)                             2005
                                                              ---------------------------------    -----------------------------
                                                                  SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,199,580,507    $ 1,199,580,507     636,405,085    $ 636,405,085
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       160,858,015        160,858,015     395,039,783      395,039,783
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       21,792,395         21,792,395      29,626,154       29,626,154
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          104,261,559        104,261,559     100,732,765      100,732,765
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                      177,796            177,796          46,969           46,969
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   4,727,794          4,727,794      72,172,246       72,172,246
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 269,440            269,440              --               --
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              1,109,418          1,109,418         352,603          352,603
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           293,929            293,929         403,335          403,335
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            3,291              3,291           3,349            3,349
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                              586,513            586,513         258,777          258,777
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                            7                  7              --               --
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     131,349            131,349         266,396          266,396
================================================================================================================================
Reacquired:
  Institutional Class                                         (1,208,485,636)    (1,208,485,636)   (610,105,011)    (610,105,011)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (188,495,396)      (188,495,396)   (602,565,860)    (602,565,860)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,112,657)       (21,112,657)    (30,108,960)     (30,108,960)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          (96,551,118)       (96,551,118)    (71,410,547)     (71,410,547)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           --                 --         (46,970)         (46,970)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  (2,127,117)        (2,127,117)    (76,089,518)     (76,089,518)
================================================================================================================================
                                                                 (22,979,911)   $   (22,979,911)   (155,019,404)   $(155,019,404)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                PRIVATE INVESTMENT CLASS
                                                        -------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                           YEAR ENDED AUGUST 31,
                                                        FEBRUARY 28,       ------------------------------------------------------
                                                            2006            2005        2004       2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  1.00          $  1.00    $   1.00    $  1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.02             0.02        0.01       0.01        0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities                                    0.00             0.00        0.00       0.00        0.00        0.00
=================================================================================================================================
    Total from investment operation                          0.02             0.02        0.01       0.01        0.02        0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.02)           (0.02)      (0.01)     (0.01)      (0.02)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --               --       (0.00)     (0.00)      (0.00)      (0.00)
=================================================================================================================================
    Total distributions                                     (0.02)           (0.02)      (0.01)     (0.01)      (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                            $  1.00          $  1.00    $   1.00    $  1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                              1.81%            2.13%       0.74%      0.99%       1.73%       5.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $41,934          $69,277    $276,400    $85,138    $111,045    $118,324
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.37%(b)         0.37%       0.37%      0.38%       0.38%       0.37%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          0.89%(b)         0.91%       0.83%      0.83%       0.75%       0.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets         3.60%(b)         2.15%       0.73%      0.96%       1.73%       4.75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $51,343,878.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

    If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

    On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

- that the defendants permitted improper market timing and related activity in the AIM Funds;

- that certain AIM Funds inadequately employed fair value pricing;

- that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

- that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action

SHORT-TERM INVESTMENTS TRUST

Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also:
(i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Todd L. Spillane                              Suite 100
Carl Frischling                   Chief Compliance Officer                      Houston, TX 77046-1173
Robert H. Graham
Vice Chair                        Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   John M. Zerr                                  Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Raymond Stickel, Jr.              Legal Officer                                 CUSTODIAN
Mark H. Williamson                                                              The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


                                                    [YOUR GOALS. OUR SOLUTIONS.]
                                                      --Registered Trademark--


                                                                      [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com       STIT-SAR-5     Fund Management Company             --Registered Trademark--

                                                                   RESERVE CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                                FEBRUARY 28,2006
                                                               SEMIANNUAL REPORT




                                  [COVER IMAGE]

SEMI
ANNUAL


======================================================

INSIDE THIS REPORT

Letter to Shareholders ............................  1

Fund Data .........................................  2

Fund Objectives and Strategies ....................  2

Letter from Independent
Chairman of Board of Trustees .....................  4

Calculating Your Ongoing Fund Expenses ............  5

Approval of Investment Advisory Agreements and
Summary of Independent Written Fee Evaluation .....  6

Financial Pages:
   Liquid Assets Portfolio ........................ 10
   STIC Prime Portfolio ........................... 30
   Treasury Portfolio ............................. 42
   Government & Agency Portfolio .................. 52
   Government TaxAdvantage Portfolio .............. 62

======================================================




[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST


                      DEAR SHAREHOLDER:

                         We are pleased to present this report on the
     [GRAHAM          performance of the Reserve Class of Short-Term Investments
      PHOTO]          Trust, part of AIM Cash Management, covering the six-month reporting period ended February 28, 2006. Thank you for investing with us.

 ROBERT H. GRAHAM        Through a combination of short-term cash management
                      vehicles and selective use of a longer maturity schedule
                      for higher yields, each fund continued to provide
                      competitive returns. Each fund continued to maintain a
    [WILLIAMSON       relatively short maturity structure to take advantage of
       PHOTO]         any sudden rise in market yields.

                         Each fund also continued to hold the highest credit
 MARK H. WILLIAMSON   quality ratings given by three widely known credit rating
                      agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of each fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand over the reporting period, albeit somewhat unevenly. The fourth quarter of 2005 marked the end of remarkably stable growth in gross domestic product (GDP), the broadest measure of U.S. economic activity. For eight consecutive quarters, GDP had risen at annualized rates of between 3.3% and 4.3%. A spike in energy prices before and after several severe hurricanes hit the U.S. Gulf Coast stifled consumer spending, widened the trade gap and hurt retail sales. These, in turn, led to anemic GDP growth the fourth quarter. However, in January, retail sales rose by 2.9% and the jobless rate fell to 4.7%, which was the lowest reading since July 2001.

    The economy regained momentum at the beginning of the first quarter of 2006. From the end of 2003 to the close of the reporting period, the Federal Reserve Board (the Fed) raised the federal funds rate by 25 basis points (0.25%) 14 times, to 4.50%. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

    Interest rates of short-term Treasuries have been volatile as the Fed has raised interest rates. At the close of the reporting period, the Treasury yield curve remained relatively flat, with the difference in yields between three-month Treasury securities and the 30-year Treasury bond less than 50 basis points (0.50%).

IN CONCLUSION

We are pleased to send you this report on your investment. AIM Investments--Registered Trademark-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Cash Management and Alliance representatives at 800-659-1005.


Sincerely,

/s/ ROBERT H. GRAHAM                                           /s/ MARK H. WILLIAMSON

Robert H. Graham                                               Mark H. Williamson
Vice Chair & President, Short-Term Investments Trust           President, A I M Advisors, Inc.

April 12, 2006


The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                                                    SHORT-TERM INVESTMENTS TRUST


=================================================================================================================================

FUND DATA

DATA AS OF 2/28/06

                                           YIELDS                        WEIGHTED AVERAGE MATURITY                NET ASSETS
                                     7-DAY       MONTHLY               RANGE DURING              AT
FUND                               SEC YIELD      YIELD              REPORTING PERIOD        PERIOD END

Liquid Assets                        3.59%        3.57%                  21-39 days            32 days           $79.5 million

STIC Prime                           3.62         3.58                   10-22 days            15 days            60.1 million

Treasury                             3.44         3.42                   22-39 days            30 days            83.4 million

Government & Agency                  3.53         3.50                   20-40 days            33 days            14.4 million

Government TaxAdvantage              3.48         3.47                   13-45 days            31 days             0.2 million


Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

=================================================================================================================================


=================================================================================================================================
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                          GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of      Government & Agency Portfolio seeks to maximize current
current income as is consistent with the preservation of         income consistent with the preservation of capital and the
capital and liquidity.                                           maintenance of liquidity.

   The Fund invests primarily in short-term money market            The Fund invests in direct obligations of the U.S.
instruments that blend top-tier, high quality U.S.               Treasury and other securities issued or guaranteed as to
dollar-denominated obligations, which include commercial         payment of principal and interest by the U.S. government or
paper, certificates of deposit, master and promissory notes,     by its agencies or instrumentalities, as well as repurchase
municipal securities and repurchase agreements.                  agreements secured by such obligations. Securities purchased by the Fund will have maturities of 397 days or less.
STIC PRIME PORTFOLIO
                                                                 GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC Prime Portfolio seeks to maximize current income
consistent with the preservation of capital and the              Government TaxAdvantage Portfolio seeks to maximize current
maintenance of liquidity.                                        income consistent with the preservation of capital and the maintenance of liquidity.
   The Fund invests in high quality U.S. dollar-denominated
commercial paper and other commercial instruments with              The Fund may invest in direct obligations of the U.S.
maturities of 60 days or less, including certificates of         Treasury and in U.S. government agency securities with
deposit, repurchase agreements and master notes.                 maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local
TREASURY PORTFOLIO                                               income taxes in some jurisdictions. Investors residing in
                                                                 states with state income tax may find it more profitable to
Treasury Portfolio seeks to maximize current income              invest in this Fund than in a fund not designed to comply
consistent with the preservation of capital and the              with state tax considerations. This does not constitute tax
maintenance of liquidity.                                        advice. Please consult your tax advisor for your particular situation.
   The Fund invests in direct obligations of the U.S.
Treasury and repurchase agreements backed by Treasury
obligations. Securities purchased by the Fund will have
maturities of 397 days or less.

=================================================================================================================================

SHORT-TERM INVESTMENTS TRUST


============================================================================              ======================================
FUND COMPOSITION BY MATURITY                                                              FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/06                                                                    IN DAYS, AS OF 2/28/06

                 LIQUID                       GOVERNMENT         GOVERNMENT               STIC PRIME PORTFOLIO
                 ASSETS        TREASURY        & AGENCY         TAXADVANTAGE
               PORTFOLIO*      PORTFOLIO      PORTFOLIO**        PORTFOLIO**              1-7                   42.3%

1-7               66.0%          65.3%          72.6%              55.5%                  8-14                  11.0

8-30              13.6            3.9            2.0               15.5                   15-21                 11.2

31-90             11.8           14.7            8.9               14.6                   22-28                 16.0

91-180             3.5           16.1           11.7               11.6                   29-35                 10.2

181+               5.1            0.0            4.8                2.8                   36-42                  4.5

                                                                                          43-60                  4.8



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*  The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

=================================================================================================================================


=================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY
INVESTING IN THE FUND.
=================================================================================================================================


=================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
=================================================================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST


                      DEAR FELLOW AIM FUND SHAREHOLDERS:

      [CROCKETT       Having completed a year of transition and change at AIM
        PHOTO]        Funds--as well as my first full year as your board's
                      independent chair--I can assure you that shareholder
                      interests are at the forefront of every decision your
                      board makes. While regulators and fund companies debate
                      the value of an independent board chair, this structure is
  BRUCE L. CROCKETT   working for you. An independent chair can help lead to
                      unbiased decisions and eliminate potential conflicts.

                         Some highlights of 2005 board activity:

                         o Board approval of voluntary fee reductions, which are
                           saving shareholders more than $20 million annually, based on asset levels as of March 31, 2005.

                         o Board approval for the merger of 14 funds into other
                           AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                         o Board approval for portfolio management changes at
                           11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                         In 2006, your board will continue to focus on reducing
                      costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                         The AIM Funds board is pleased to welcome our newest
                      independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                         Your board welcomes your views. Please mail them to me
                      at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                      Sincerely,


                      /s/ BRUCE L. CROCKETT

                      Bruce L. Crockett
                      Independent Chair
                      On Behalf of the Board of Trustees
                      AIM Funds

                      April 12, 2006

SHORT-TERM INVESTMENTS TRUST



CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate
As a shareholder of a Reserve Class,         over the period. Simply divide your          the actual ending account balance or
you incur ongoing costs, including           account value by $1,000 (for example,        expenses you paid for the period. You
management fees, distribution and/or         an $8,600 account value divided by           may use this information to compare
service fees (12b-1) and other Fund          $1,000 = 8.6), then multiply the             the ongoing costs of investing in a
expenses. This example is intended to        result by the number in the table            Fund and other funds. To do so,
help you understand your ongoing costs       under the heading entitled "Actual           compare this 5% hypothetical example
(in dollars) of investing in the Funds       Expenses Paid During Period" to              with the 5% hypothetical examples that
and compare these costs with ongoing         estimate the expenses you paid on your       appear in the shareholder reports of
costs of investing in other mutual           account during this period.                  the other funds.
funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
beginning of the period and held for         PURPOSES                                     in the table are meant to highlight
the entire period September 1, 2005,                                                      your ongoing costs only. Therefore,
through February 28, 2006.                   The table below also provides                the hypothetical information is useful
                                             information about hypothetical account       in comparing ongoing costs only, and
ACTUAL EXPENSES                              values and hypothetical expenses based       will not help you determine the
                                             on each Fund's actual expense ratio          relative total costs of owning
The table below provides information         and an assumed rate of return of 5%          different funds.
about actual account values and actual       per year before expenses, which is not
expenses. You may use the information        a Fund's actual return.
in this table,

==================================================================================================================================
                                                                                       HYPOTHETICAL
                                                     ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING           ENDING              EXPENSES         ENDING                EXPENSES       ANNUALIZED
                     ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING     ACCOUNT VALUE          PAID DURING        EXPENSE
   FUND                 (9/1/05)        (2/28/06)(1)          PERIOD(2)        (2/28/06)             PERIOD(2)          RATIO
Liquid Assets          $1,000.00         $1,015.70              $4.95          $1,019.89               $4.96            0.99%
STIC Prime              1,000.00          1,015.80               4.95           1,019.89                4.96            0.99
Treasury                1,000.00          1,014.80               4.93           1,019.91                4.94            0.99
Government
& Agency                1,000.00          1,015.40               4.95           1,019.89                4.96            0.99
Government
TaxAdvantage            1,000.00          1,015.00               4.96           1,019.88                4.97            0.99


(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2005, through
    February 28, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the
    Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
==================================================================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees (the "Board") of       to be provided by AIM under the              Government & Agency Portfolio
Short-Term Investments Trust (the            Advisory Agreement. Based on such
"Trust") oversees the management of          review, the Board concluded that the         o The performance of the Fund relative
each Fund of the Trust, and as               range of services to be provided by          to comparable funds. The Board
required by law, determines annually         AIM under the Advisory Agreement was         reviewed the performance of the Fund
whether to approve the continuance of        appropriate and that AIM currently is        during the past one, three and five
each Fund's advisory agreement with          providing services in accordance with        calendar years against the performance
A I M Advisors, Inc. ("AIM"). Based upon     the terms of the Advisory Agreement.         of funds advised by other advisors
the recommendation of the Investments                                                     with investment strategies comparable
Committee of the Board at a meeting          o The quality of services to be              to those of the Fund. The Board noted
held on June 30, 2005, the Board,            provided by AIM. The Board reviewed          that the Fund's performance in such
including all of the independent             the credentials and experience of the        periods was above the median
trustees, approved the continuance of        officers and employees of AIM who will       performance of such comparable funds.
the advisory agreement (the "Advisory        provide investment advisory services         Based on this review, the Board
Agreement") between each Fund and AIM        to each Fund. In reviewing the               concluded that no changes should be
for another year, effective July 1,          qualifications of AIM to provide             made to the Fund and that it was not
2005.                                        investment advisory services, the            necessary to change the Fund's
                                             Board reviewed the qualifications of         portfolio management team at this
   The Board considered the factors          AIM's investment personnel and               time.
discussed below in evaluating the            considered such issues as AIM's
fairness and reasonableness of each          portfolio and product review process,        o The performance of the Fund relative
Fund's Advisory Agreement at the             AIM's legal and compliance function,         to indices. The Board reviewed the
meeting on June 30, 2005 and as part         AIM's use of technology, AIM's               performance of the Fund during the
of the Board's ongoing oversight of          portfolio administration function and        past one, three and five calendar
each Fund. In their deliberations, the       the quality of AIM's investment              years against the performance of the
Board and the independent trustees did       research. Based on the review of these       Lipper Institutional US Government
not identify any particular factor           and other factors, the Board concluded       Money Market Index. The Board noted
that was controlling, and each trustee       that the quality of services to be           that the Fund's performance for the
attributed different weights to the          provided by AIM was appropriate and          one and three year periods was above
various factors.                             that AIM currently is providing              the performance of such Index and
                                             satisfactory services in accordance          comparable to such Index for the five
   One of the responsibilities of the        with the terms of the Advisory               year period. Based on this review, the
Senior Officer of the Funds, who is          Agreement.                                   Board concluded that no changes should
independent of AIM and AIM's                                                              be made to the Fund and that it was
affiliates, is to manage the process         o Meeting with the Funds' portfolio          not necessary to change the Fund's
by which the Funds' proposed                 managers and investment personnel.           portfolio management team at this
management fees are negotiated to            With respect to each Fund, the Board         time.
ensure that they are negotiated in a         is meeting periodically with each
manner which is at arm's length and          Fund's portfolio manager and/or other        o Fees relative to those of clients of
reasonable. To that end, the Senior          investment personnel and believes that       AIM with comparable investment
Officer must either supervise a              such individuals are competent and           strategies. The Board reviewed the
competitive bidding process or prepare       able to continue to carry out their          advisory fee rate for the Fund under
an independent written evaluation. The       responsibilities under the Advisory          the Advisory Agreement. The Board
Senior Officer has recommended an            Agreement.                                   noted that this rate was comparable to
independent written evaluation in lieu                                                    the advisory fee rates for two
of a competitive bidding process and,        o Overall performance of AIM. The            institutional money market funds, and
upon the direction of the Board, has         Board considered the overall                 lower than the advisory fee rates for
prepared such an independent written         performance of AIM in providing              a third institutional money market
evaluation. Such written evaluation          investment advisory and portfolio            fund (which has an "all-in" fee
also considered certain of the factors       administrative services to each Fund         structure whereby AIM pays all of the
discussed below. In addition, as             and concluded that such performance          fund's ordinary operating expenses),
discussed below, the Senior Officer          was satisfactory.                            advised by AIM with investment
made certain recommendations to the                                                       strategies comparable to those of the
Board in connection with such written        o Independent written evaluation and         Fund. The Board noted that AIM has
evaluation.                                  recommendations of the Funds' Senior         agreed to waive fees and/or limit
                                             Officer. The Board noted that, upon          expenses of the Fund, as discussed
   The discussion below serves as a          their direction, the Senior Officer of       below. Based on this review, the Board
summary of the Senior Officer's              the Funds, who is independent of AIM         concluded that the advisory fee rate
independent written evaluation and           and AIM's affiliates, had prepared an        for the Fund under the Advisory
recommendations to the Board in              independent written evaluation in            Agreement was fair and reasonable.
connection therewith, as well as a           order to assist the Board in
discussion of the material factors and       determining the reasonableness of the        o Fees relative to those of comparable
the conclusions with respect thereto         proposed management fees of the AIM          funds with other advisors. The Board
that formed the basis for the Board's        Funds, including these Funds. The            reviewed the advisory fee rate for the
approval of each Fund's Advisory             Board noted that the Senior Officer's        Fund under the Advisory Agreement. The
Agreement. After consideration of all        written evaluation had been relied           Board compared effective contractual
of the factors below and based on its        upon by the Board in this regard in          advisory fee rates at a common asset
informed business judgment, the Board        lieu of a competitive bidding process.       level and noted that the Fund's rate
determined that each Fund's Advisory         In determining whether to continue the       was below the median rate of the funds
Agreement is in the best interests of        Advisory Agreement for each Fund, the        advised by other advisors with
the Fund and its shareholders and that       Board considered the Senior Officer's        investment strategies comparable to
the compensation to AIM under each           written evaluation and the                   those of the Fund that the Board
Fund's Advisory Agreement is fair and        recommendation made by the Senior            reviewed. The Board noted that AIM has
reasonable and would have been               Officer to the Board that the Board          agreed to waive fees and/or limit
obtained through arm's length                consider implementing a process to           expenses of the Fund, as discussed
negotiations.                                assist them in more closely monitoring       below. Based on this review, the Board
                                             the performance of the AIM Funds. The        concluded that the advisory fee rate
FUND-SPECIFIC FACTORS WITH THE SAME          Board concluded that it would be             for the Fund under the Advisory
CONCLUSIONS                                  advisable to implement such a process        Agreement was fair and reasonable.
                                             as soon as reasonably practicable.
The Board considered the following                                                        o Expense limitations and fee waivers.
fund-specific factors separately for         FUND-SPECIFIC FACTORS WITH SEPARATE          The Board noted that AIM has
each Fund and reached the same               CONCLUSIONS                                  contractually agreed to waive fees
conclusions for each such Fund, which                                                     and/or limit expenses of the Fund in
conclusions are set forth below.             The Board considered the following           an amount necessary to limit total
                                             fund-specific factors separately for         annual operating expenses to a
o The nature and extent of the               each Fund and reached separate               specified percentage of average daily
advisory services to be provided by          conclusions for each such Fund, which        net assets for each class of the Fund.
AIM. The Board reviewed the services         conclusions are set forth below.             The Board considered the contractual
                                                                                          nature of this fee waiv-

                                                                                                                     (continued)

SHORT-TERM INVESTMENTS TRUST


er/expense limitation and noted that         (which has an "all-in" fee structure         uidity, increased diversification or
it remains in effect until August 31,        whereby AIM pays all of the fund's           decreased transaction costs. The Board
2006. The Board considered the effect        ordinary operating expenses), advised        also found that the Fund will not
this fee waiver/expense limitation           by AIM with investment strategies            receive reduced services if it invests
would have on the Fund's estimated           comparable to those of the Fund. The         its cash balances in such money market
expenses and concluded that the levels       Board noted that AIM has agreed to           funds. The Board noted that, to the
of fee waivers/expense limitations for       waive fees and/or limit expenses of          extent the Fund invests in affiliated
the Fund were fair and reasonable.           the Fund, as discussed below. Based on       money market funds, AIM has
                                             this review, the Board concluded that        voluntarily agreed to waive a portion
o Breakpoints and economies of scale.        the advisory fee rate for the Fund           of the advisory fees it receives from
The Board reviewed the structure of          under the Advisory Agreement was fair        the Fund attributable to such
the Fund's advisory fee under the            and reasonable.                              investment. The Board further
Advisory Agreement, noting that it                                                        determined that the proposed
does not include any breakpoints. The        o Fees relative to those of comparable       securities lending program and related
Board considered whether it would be         funds with other advisors. The Board         procedures with respect to the lending
appropriate to add advisory fee              reviewed the advisory fee rate for the       Fund is in the best interests of the
breakpoints for the Fund or whether,         Fund under the Advisory Agreement. The       lending Fund and its respective
due to the nature of the Fund and the        Board compared effective contractual         shareholders. The Board therefore
advisory fee structures of comparable        advisory fee rates at a common asset         concluded that the investment of cash
funds, it was reasonable to structure        level and noted that the Fund's rate         collateral received in connection with
the advisory fee without breakpoints.        was below the median rate of the funds       the securities lending program in the
Based on this review, the Board              advised by other advisors with               money market funds according to the
concluded that it was not necessary to       investment strategies comparable to          procedures is in the best interests of
add advisory fee breakpoints to the          those of the Fund that the Board             the lending Fund and its respective
Fund's advisory fee schedule. The            reviewed. The Board noted that AIM has       shareholders.
Board reviewed the level of the Fund's       agreed to waive fees and/or limit
advisory fees, and noted that such           expenses of the Fund, as discussed           LIQUID ASSETS PORTFOLIO
fees, as a percentage of the Fund's          below. Based on this review, the Board
net assets, would remain constant            concluded that the advisory fee for          o The performance of the Fund relative
under the Advisory Agreement because         the Fund under the Advisory Agreement        to comparable funds. The Board
the Advisory Agreement does not              was fair and reasonable.                     reviewed the performance of the Fund
include any breakpoints. The Board                                                        during the past one, three and five
concluded that the Fund's fee levels         o Expense limitations and fee waivers.       calendar years against the
under the Advisory Agreement therefore       The Board noted that AIM has                 performance of funds advised by other
would not reflect economies of scale.        contractually agreed to waive fees           advisors with investment strategies
                                             and/or limit expenses of the Fund in         comparable to those of the Fund. The
o Investments in affiliated money            an amount necessary to limit total           Board noted that the Fund's
market funds. Not applicable because         annual operating expenses to a               performance in such periods was above
the Fund does not invest in affiliated       specified percentage of average daily        the median performance of such
money market funds.                          net assets for each class of the Fund.       comparable funds. Based on this
                                             The Board considered the contractual         review, the Board concluded that no
GOVERNMENT TAXADVANTAGE PORTFOLIO            nature of this fee waiver/expense            changes should be made to the Fund and
                                             limitation and noted that it remains         that it was not necessary to change
o The performance of the Fund relative       in effect until August 31, 2006. The         the Fund's portfolio management team
to comparable funds. The Board               Board considered the effect this fee         at this time.
reviewed the performance of the Fund         waiver/expense limitation would have
during the past one, three and five          on the Fund's estimated expenses and         o The performance of the Fund relative
calendar years against the performance       concluded that the levels of fee             to indices. The Board reviewed the
of funds advised by other advisors           waivers/expense limitations for the          performance of the Fund during the
with investment strategies comparable        Fund were fair and reasonable.               past one, three and five calendar
to those of the Fund. The Board noted                                                     years against the performance of the
that the Fund's performance for the          o Breakpoints and economies of scale.        Lipper Institutional Money Market
one and three year periods was above         The Board reviewed the structure of          Index. The Board noted that the Fund's
the median performance of such               the Fund's advisory fee under the            performance in such periods was
comparable funds and below such median       Advisory Agreement, noting that it           comparable to the performance of such
performance for the five year period.        includes two breakpoints. The Board          Index. Based on this review, the Board
Based on this review, the Board              reviewed the level of the Fund's             concluded that no changes should be
concluded that no changes should be          advisory fees, and noted that such           made to the Fund and that it was not
made to the Fund and that it was not         fees, as a percentage of the Fund's          necessary to change the Fund's
necessary to change the Fund's               net assets, would decrease as net            portfolio management team at this
portfolio management team at this            assets increase because the Advisory         time.
time.                                        Agreement includes breakpoints. The
                                             Board noted that, due to the Fund's          o Fees relative to those of clients of
o The performance of the Fund relative       current asset levels and the way in          AIM with comparable investment
to indices. The Board reviewed the           which the advisory fee breakpoints           strategies. The Board reviewed the
performance of the Fund during the           have been structured, the Fund has yet       advisory fee rate for the Fund under
past one, three and five calendar            to benefit from the breakpoints. The         the Advisory Agreement. The Board
years against the performance of the         Board concluded that the Fund's fee          noted that this rate (i) was lower
Lipper Institutional US Government           levels under the Advisory Agreement          than the advisory fee rates for one
Money Market Index. The Board noted          therefore would reflect economies of         retail money market fund, lower than
that the Fund's performance for the          scale at higher asset levels and that        the advisory fee rates for one
one and three year periods was above         it was not necessary to change the           institutional money market fund (which
the performance of such Index and            advisory fee breakpoints in the Fund's       has an "all-in" fee structure whereby
comparable to such Index for the five        advisory fee schedule.                       AIM pays all of the fund's ordinary
year period. Based on this review, the                                                    operating expenses), the same as the
Board concluded that no changes should       o Investments in affiliated money            advisory fee rates for a second such
be made to the Fund and that it was          market funds. The Board also took into       institutional money market fund, and
not necessary to change the Fund's           account the fact that uninvested cash        comparable to the advisory fee rates
portfolio management team at this            and cash collateral from securities          for a third such institutional money
time.                                        lending arrangements (collectively,          market fund, advised by AIM with
                                             "cash balances") of the Fund may be          investment strategies comparable to
o Fees relative to those of clients of       invested in money market funds advised       those of the Fund; (ii) was lower than
AIM with comparable investment               by AIM pursuant to the terms of an SEC       the advisory fee rates for a variable
strategies. The Board reviewed the           exemptive order. The Board found that        insurance fund advised by AIM and
advisory fee rate for the Fund under         the Fund may realize certain benefits        offered to insurance company separate
the Advisory Agreement. The Board            upon investing cash balances in AIM          accounts with investment strategies
noted that this rate was comparable to       advised money market funds, including        comparable to those of the Fund; (iii)
the advisory fee rates for two               a higher net return, increased liq-          was lower than the advisory fee rates
institutional money market funds, and                                                     for one
lower than the advisory fee rates for
a third institutional money market
fund                                                                                                                 (continued)


                                                    SHORT-TERM INVESTMENTS TRUST


offshore fund for which an AIM               STIC PRIME PORTFOLIO                         rates at a common asset level and
affiliate serves as advisor with                                                          noted that the Fund's rate was below
investment strategies comparable to          o The performance of the Fund relative       the median rate of the funds advised
those of the Fund; and (iv) was higher       to comparable funds. The Board               by other advisors with investment
than the advisory fee rates for one          reviewed the performance of the Fund         strategies comparable to those of the
unregistered pooled investment               during the past one, three and five          Fund that the Board reviewed. The
vehicle, comparable to the advisory          calendar years against the performance       Board noted that AIM has agreed to
fee rates for a second such vehicle,         of funds advised by other advisors           waive fees and/or limit expenses of
and the same as the advisory fee rates       with investment strategies comparable        the Fund, as discussed below. Based on
for a third such vehicle, for which an       to those of the Fund. The Board noted        this review, the Board concluded that
AIM affiliate serves as advisor with         that the Fund's performance for the          the advisory fee rate for the Fund
investment strategies comparable to          three and five year periods was below        under the Advisory Agreement was fair
those of the Fund. The Board noted           the median performance of such               and reasonable.
that AIM has agreed to waive fees            comparable funds and above such median
and/or limit expenses of the Fund, as        performance for the one year period.         o Expense limitations and fee waivers.
discussed below. Based on this review,       Based on this review, the Board              The Board noted that AIM has
the Board concluded that the advisory        concluded that no changes should be          contractually agreed to waive fee
fee rate for the Fund under the              made to the Fund and that it was not         and/or limit expenses of the Fund in
Advisory Agreement was fair and              necessary to change the Fund's               an amount necessary to limit total
reasonable.                                  portfolio management team at this            annual operating expenses to a
                                             time.                                        specified percentage of average daily
o Fees relative to those of comparable                                                    net assets for each class of the Fund.
funds with other advisors. The Board         o The performance of the Fund relative       The Board considered the contractual
reviewed the advisory fee rate for the       to indices. The Board reviewed the           nature of this fee waiver/expense
Fund under the Advisory Agreement. The       performance of the Fund during the           limitation and noted that it remains
Board compared effective contractual         past one, three and five calendar            in effect until August 31, 2006. The
advisory fee rates at a common asset         years against the performance of the         Board considered the effect this fee
level and noted that the Fund's rate         Lipper Institutional Money Market Fund       waiver/expense limitation would have
was below the median rate of the funds       Index. The Board noted that the Fund's       on the Fund's estimated expenses and
advised by other advisors with               performance in such periods was at or        concluded that the levels of fee
investment strategies comparable to          comparable to the performance of such        waivers/expense limitations for the
those of the Fund that the Board             Index. Based on this review, the Board       Fund were fair and reasonable.
reviewed. The Board noted that AIM has       concluded that no changes should be
agreed to waive fees and/or limit            made to the Fund and that it was not         o Breakpoints and economies of scale.
expenses of the Fund, as discussed           necessary to change the Fund's               The Board reviewed the structure of
below. Based on this review, the Board       portfolio management team at this            the Fund's advisory fee under the
concluded that the advisory fee rate         time.                                        Advisory Agreement, noting that it
for the Fund under the Advisory                                                           does not include any breakpoints. The
Agreement was fair and reasonable.           o Fees relative to those of clients of       Board considered whether it would be
                                             AIM with comparable investment               appropriate to add advisory fee
o Expense limitations and fee waivers.       strategies. The Board reviewed the           breakpoints for the Fund or whether,
The Board noted that AIM has                 advisory fee rate for the Fund under         due to the nature of the Fund and the
contractually agreed to waive fees           the Advisory Agreement. The Board            advisory fee structures of comparable
and/or limit expenses of the Fund in         noted that this rate (i) was lower           funds, it was reasonable to structure
an amount necessary to limit total           than the advisory fee rates for one          the advisory fee without breakpoints.
annual operating expenses to a               retail money market fund, lower than         Based on this review, the Board
specified percentage of average daily        the advisory fee rates for one               concluded that it was not necessary to
net assets for each class of the Fund.       institutional money market fund (which       add advisory fee breakpoints to the
The Board considered the contractual         has an "all-in" fee structure whereby        Fund's advisory fee schedule. The
nature of this fee waiver/expense            AIM pays all of the fund's ordinary          Board reviewed the level of the Fund's
limitation and noted that it remains         operating expenses), the same as the         advisory fees, and noted that such
in effect until August 31, 2006. The         advisory fee rates for a second such         fees, as a percentage of the Fund's
Board considered the effect this fee         institutional money market fund, and         net assets, would remain constant
waiver/expense limitation would have         comparable to the advisory fee rates         under the Advisory Agreement because
on the Fund's estimated expenses and         for a third such institutional money         the Advisory Agreement does not
concluded that the levels of fee             market fund, advised by AIM with             include any breakpoints. The Board
waivers/expense limitations for the          investment strategies comparable to          concluded that the Fund's fee levels
Fund were fair and reasonable.               those of the Fund; (ii) was lower than       under the Advisory Agreement therefore
                                             the advisory fee rates for a variable        would not reflect economies of scale.
o Breakpoints and economies of scale.        insurance fund advised by AIM and
The Board reviewed the structure of          offered to insurance company separate        o Investments in affiliated money
the Fund's advisory fee under the            accounts with investment strategies          market funds. Not applicable because
Advisory Agreement, noting that it           comparable to those of the Fund; (iii)       the Fund does not invest in affiliated
does not include any breakpoints. The        was lower than the advisory fee rates        money market funds.
Board considered whether it would be         for one offshore fund for which an AIM
appropriate to add advisory fee              affiliate serves as advisor with             TREASURY PORTFOLIO
breakpoints for the Fund or whether,         investment strategies comparable to
due to the nature of the Fund and the        those of the Fund; and (iv) was higher       o The performance of the Fund relative
advisory fee structures of comparable        than the advisory fee rates for one          to comparable funds. The Board
funds, it was reasonable to structure        unregistered pooled investment               reviewed the performance of the Fund
the advisory fee without breakpoints.        vehicle, comparable to the advisory          during the past one, three and five
Based on this review, the Board              fee rates for a second such vehicle,         calendar years against the performance
concluded that it was not necessary to       and the same as the advisory fee rates       of funds advised by other advisors
add advisory fee breakpoints to the          for a third such vehicle, for which an       with investment strategies comparable
Fund's advisory fee schedule. The            AIM affiliate serves as advisor with         to those of the Fund. The Board noted
Board reviewed the level of the Fund's       investment strategies comparable to          that the Fund's performance in such
advisory fees, and noted that such           those of the Fund. The Board noted           periods was above the median
fees, as a percentage of the Fund's          that AIM has agreed to waive fees            performance of such comparable funds.
net assets, would remain constant            and/or limit expenses of the Fund, as        Based on this review, the Board
under the Advisory Agreement because         discussed below. Based on this review,       concluded that no changes should be
the Advisory Agreement does not              the Board concluded that the advisory        made to the Fund and that it was not
include any breakpoints. The Board           fee rate for the Fund under the              necessary to change the Fund's
concluded that the Fund's fee levels         Advisory Agreement was fair and              portfolio management team at this
under the Advisory Agreement therefore       reasonable.                                  time.
would not reflect economies of scale.
                                             o Fees relative to those of comparable       o The performance of the Fund relative
o Investments in affiliated money            funds with other advisors. The Board         to indices. The Board reviewed the
market funds. Not applicable because         reviewed the advisory fee rate for the       performance of the Fund during the
the Fund does not invest in affiliated       Fund under the Advisory Agreement. The       past one, three and five calendar
money market funds.                          Board compared effective contractual         years against the performance of the
                                             advisory fee                                 Lipper Institutional

                                                                                                                     (continued)

SHORT-TERM INVESTMENTS TRUST



US Treasury Money Market Index. The          advisory fee schedule. The Board             o Benefits of soft dollars to AIM. The
Board noted that the Fund's                  reviewed the level of the Fund's             Board considered the benefits realized
performance for the one and three year       advisory fees, and noted that such           by AIM as a result of brokerage
periods was above the performance of         fees, as a percentage of the Fund's          transactions executed through "soft
such Index and comparable to such            net assets, would remain constant            dollar" arrangements. Under these
Index for the five year period. Based        under the Advisory Agreement because         arrangements, brokerage commissions
on this review, the Board concluded          the Advisory Agreement does not              paid by other funds advised by AIM are
that no changes should be made to the        include any breakpoints. The Board           used to pay for research and execution
Fund and that it was not necessary to        concluded that the Fund's fee levels         services. This research may be used by
change the Fund's portfolio management       under the Advisory Agreement therefore       AIM in making investment decisions for
team at this time.                           would not reflect economies of scale.        the Fund. The Board concluded that
                                                                                          such arrangements were appropriate.
o Fees relative to those of clients of       o Investments in affiliated money
AIM with comparable investment               market funds. The Board also took into       o AIM's financial soundness in light
strategies. The Board reviewed the           account the fact that uninvested cash        of the Funds' needs. The Board
advisory fee rate for the Fund under         and cash collateral from securities          considered whether AIM is financially
the Advisory Agreement. The Board            lending arrangements (collectively,          sound and has the resources necessary
noted that this rate was comparable to       "cash balances") of the Fund may be          to perform its obligations under the
the advisory fee rates for two               invested in money market funds advised       Advisory Agreement, and concluded that
institutional money market funds, and        by AIM pursuant to the terms of an SEC       AIM has the financial resources
lower than the advisory fee rates for        exemptive order. The Board found that        necessary to fulfill its obligations
a third institutional money market           the Fund may realize certain benefits        under the Advisory Agreement.
fund (which has an "all-in" fee              upon investing cash balances in AIM
structure whereby AIM pays all of the        advised money market funds, including        o Historical relationship between each
fund's ordinary operating expenses),         a higher net return, increased               Fund and AIM. In determining whether
advised by AIM with investment               liquidity, increased diversification         to continue the Advisory Agreement for
strategies comparable to those of the        or decreased transaction costs. The          each Fund, the Board also considered
Fund. The Board noted that AIM has           Board also found that the Fund will          the prior relationship between AIM and
agreed to waive fees and/or limit            not receive reduced services if it           each Fund, as well as the Board's
expenses of the Fund, as discussed           invests its cash balances in such            knowledge of AIM's operations, and
below. Based on this review, the Board       money market funds. The Board noted          concluded that it was beneficial to
concluded that the advisory fee rate         that, to the extent the Fund invests         maintain the current relationship, in
for the Fund under the Advisory              in affiliated money market funds, AIM        part, because of such knowledge. The
Agreement was fair and reasonable.           has voluntarily agreed to waive a            Board also reviewed the general nature
                                             portion of the advisory fees it              of the non-investment advisory
o Fees relative to those of comparable       receives from the Fund attributable to       services currently performed by AIM
funds with other advisors. The Board         such investment. The Board further           and its affiliates, such as
reviewed the advisory fee rate for the       determined that the proposed                 administrative, transfer agency and
Fund under the Advisory Agreement. The       securities lending program and related       distribution services, and the fees
Board compared effective contractual         procedures with respect to the lending       received by AIM and its affiliates for
advisory fee rates at a common asset         Fund is in the best interests of the         performing such services. In addition
level and noted that the Fund's rate         lending Fund and its respective              to reviewing such services, the
was below the median rate of the funds       shareholders. The Board therefore            trustees also considered the
advised by other advisors with               concluded that the investment of cash        organizational structure employed by
investment strategies comparable to          collateral received in connection            AIM and its affiliates to provide
those of the Fund that the Board             with the securities lending program in       those services. Based on the review of
reviewed. The Board noted that AIM has       the money market funds according to          these and other factors, the Board
agreed to waive fees and/or limit            the procedures is in the best                concluded that AIM and its affiliates
expenses of the Fund, as discussed           interests of the lending Fund and its        were qualified to continue to provide
below. Based on this review, the Board       respective shareholders.                     non-investment advisory services to
concluded that the advisory fee rate                                                      each Fund, including administrative,
for the Fund under the Advisory              GLOBAL FACTORS                               transfer agency and distribution
Agreement was fair and reasonable.                                                        services, and that AIM and its
                                             The Board considered the following           affiliates currently are providing
o Expense limitations and fee waivers.       global factors for each Fund and             satisfactory noninvestment advisory
The Board noted that AIM has                 reached the same conclusions for each        services.
contractually agreed to waive fees           such Fund, which conclusions are set
and/or limit expenses of the Fund in         forth below.                                 o Other factors and current trends. In
an amount necessary to limit total                                                        determining whether to continue the
annual operating expenses to a               o Profitability of AIM and its               Advisory Agreement for each Fund, the
specified percentage of average daily        affiliates. The Board reviewed               Board considered the fact that AIM,
net assets for each class of the Fund.       information concerning the                   along with others in the mutual fund
The Board considered the contractual         profitability of AIM's (and its              industry, is subject to regulatory
nature of this fee waiver/expense            affiliates') investment advisory and         inquiries and litigation related to a
limitation and noted that it remains         other activities and its financial           wide range of issues. The Board also
in effect until August 31, 2006. The         condition. The Board considered the          considered the governance and
Board considered the effect this fee         overall profitability of AIM,. as well       compliance reforms being undertaken by
waiver/expense limitation would have         as the profitability of AIM in               AIM and its affiliates, including
on the Fund's estimated expenses and         connection with managing each Fund.          maintaining an internal controls
concluded that the levels of fee             The Board noted that AIM's operations        committee and retaining an independent
waivers/expense limitations for the          remain profitable, although increased        compliance consultant, and the fact
Fund were fair and reasonable.               expenses in recent years have reduced        that AIM has undertaken to cause each
                                             AIM's profitability. Based on the            Fund to operate in accordance with
o Breakpoints and economies of scale.        review of the profitability of AIM, as       certain governance policies and
The Board reviewed the structure of          well as the profitability of AIM in          practices. The Board concluded that
the Fund's advisory fee under the            connection with managing each Fund.          these actions indicated a good faith
Advisory Agreement, noting that it           The Board noted that AIM's operations        effort on the part of AIM to adhere to
does not include any breakpoints. The        remain profitable, although increased        the highest ethical standards, and
Board considered whether it would be         expenses in recent years have reduced        determined that the current regulatory
appropriate to add advisory fee              AIM's profitability. Based on the            and litigation environment to which
breakpoints for the Fund or whether,         review of the profitability of AIM's         AIM is subject should not prevent the
due to the nature of the Fund and the        and its affiliates' investment               Board from continuing the Advisory
advisory fee structures of comparable        advisory and other activities and its        Agreement for each Fund.
funds, it was reasonable to structure        financial condition, the Board
the advisory fee without breakpoints.        concluded that the compensation to be
Based on this review the Board               paid by each Fund to AIM under its
concluded that it was not necessary to       Advisory Agreement was not excessive.
add advisory fee breakpoints to the
Fund's

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
TIME DEPOSITS-18.20%(A)

Deutsche Bank A.G. (Cayman Islands)
  4.53%                                        03/01/06   $  400,000   $   400,000,000
--------------------------------------------------------------------------------------
  4.58%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. (Cayman Islands)
  4.54%                                        03/01/06      300,000       300,000,000
--------------------------------------------------------------------------------------
Fifth Third Bank (Cayman Islands)
  4.53%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
ING Belgium S.A./N.V. (Belgium)
  4.56%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank (Cayman Islands)
  4.50%                                        03/01/06      245,844       245,843,987
--------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.58%                                        03/01/06      350,000       350,000,000
--------------------------------------------------------------------------------------
U.S. Bank, N.A. (Cayman Islands)
  4.53%                                        03/01/06    1,000,000     1,000,000,000
======================================================================================
    Total Time Deposits (Cost $3,795,843,987)                            3,795,843,987
======================================================================================


COMMERCIAL PAPER-17.70%(B)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-2.28%


Amstel Funding Corp.(c)(d)
  (Acquired 01/05/06; Cost $98,890,000)
  4.44%                                        04/05/06      100,000        99,568,333
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $36,096,980)
  4.46%                                        04/11/06       36,504        36,318,580
--------------------------------------------------------------------------------------
  (Acquired 11/30/05; Cost $97,809,625)
  4.46%                                        05/26/06      100,000        98,935,750
--------------------------------------------------------------------------------------
  (Acquired 12/14/05; Cost $97,740,000)
  4.52%                                        06/14/06      100,000        98,681,667
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $71,651,331)
  4.55%                                        07/11/06       73,308        72,086,322
--------------------------------------------------------------------------------------
  (Acquired 01/18/06; Cost $69,899,116)
  4.56%                                        07/17/06       71,530        70,279,656
======================================================================================
                                                                           475,870,308
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-0.11%(C)


Old Line Funding, LLC (Acquired 01/13/06;
  Cost $22,967,002)
  4.41%                                        03/01/06   $   23,100   $    23,100,000
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.94%


Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 01/10/06; Cost
  $44,497,125)
  4.47%(c)                                     04/12/06       45,000        44,765,325
--------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC(c)-Series
  A (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 09/08/05; Cost
  $98,063,722)
  3.83%                                        03/09/06      100,000        99,914,889
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $182,625,287)
  4.47%                                        04/10/06      184,666       183,748,826
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 12/15/05; Cost $75,007,818)
  4.53%(c)(d)                                  06/14/06       76,756        75,741,861
--------------------------------------------------------------------------------------
Picaros Funding PLC/LLC (CEP-KBC Bank N.V.)
  (Acquired 01/11/06; Cost $103,839,663)
  4.47%(c)(d)                                  04/11/06      105,000       104,465,462
--------------------------------------------------------------------------------------
Steamboat Funding Corp. (CEP-Royal Bank of
  Scotland PLC) (Acquired 02/24/06; Cost
  $104,545,277)
  4.56%(c)(d)                                  03/10/06      104,731       104,611,607
======================================================================================
                                                                           613,247,970
======================================================================================


ASSET-BACKED SECURITIES- MULTI-PURPOSE-4.73%


Amsterdam Funding Corp. (Acquired 02/07/06;
  Cost $49,855,931)
  4.51%(c)(d)                                  03/02/06       50,000        49,993,736
--------------------------------------------------------------------------------------
Barton Capital LLC (Acquired 02/21/06; Cost
  $73,197,101)
  4.51%(c)                                     03/22/06       73,464        73,270,728
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Charta LLC (Acquired 02/07/06; Cost
  $99,711,222)
  4.52%(c)                                     03/02/06   $  100,000   $    99,987,445
--------------------------------------------------------------------------------------
CRC Funding LLC(c) (Acquired 01/13/06; Cost
  $52,694,853)
  4.41%                                        03/01/06       53,000        53,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/07/06; Cost $49,639,792)
  4.55%                                        04/05/06       50,000        49,778,819
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  02/07/06; Cost $101,006,999)
  4.55%(c)                                     04/04/06      101,727       101,289,857
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC (Acquired
  02/17/06; Cost $63,918,218)
  4.52%(c)                                     03/07/06       64,063        64,014,739
--------------------------------------------------------------------------------------
Jupiter Securitization Corp.(c)
  (Acquired 02/06/06; Cost $51,230,662)
  4.51%                                        03/06/06       51,411        51,378,797
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $60,003,210)
  4.51%                                        03/07/06       60,222        60,176,733
--------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $75,002,908)
  4.52%                                        03/10/06       75,277        75,191,937
--------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/07/06; Cost $96,024,624)
  4.51%(c)                                     03/10/06       96,399        96,290,310
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 02/06/06;
  Cost $82,611,453)
  4.51%(c)                                     03/03/06       82,871        82,850,236
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
  02/08/06; Cost $79,584,851)
  4.51%(c)                                     03/08/06       79,865        79,794,963
--------------------------------------------------------------------------------------
Yorktown Capital LLC 4.51%                     03/02/06       50,000        49,993,736
======================================================================================
                                                                           987,012,036
======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-3.31%


Grampian Funding Ltd./LLC (United Kingdom)(c)
  (Acquired 11/23/05; Cost $107,580,000)
  4.40%                                        05/22/06      110,000       108,897,555
--------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $242,088,583)
  4.65%                                        05/17/06      245,000       242,563,271
--------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp. (Acquired
  02/06/06; Cost $53,798,027)
  4.57%(c)                                     04/07/06       54,204        53,949,407
--------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/24/06; Cost $96,593,708)
  4.54%(c)                                     03/24/06       96,936        96,654,832
--------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC (Acquired 02/07/06;
  Cost $53,372,123)
  4.51%(c)(d)                                  03/07/06       53,560        53,519,741
--------------------------------------------------------------------------------------
Sigma Finance Inc.(c)(d)
  (Acquired 09/08/05; Cost $98,085,000)
  3.83%                                        03/07/06      100,000        99,936,166
--------------------------------------------------------------------------------------
  (Acquired 12/01/05; Cost $34,219,500)
  4.46%                                        05/30/06       35,000        34,609,750
======================================================================================
                                                                           690,130,722
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.35%(c)


Eureka Securitization, Inc. (Acquired
  02/08/06; Cost $73,241,607)
  4.52%                                        03/08/06   $   73,500   $    73,435,402
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.72%


Citigroup Funding Inc.
  4.66%                                        05/18/06       50,000        49,495,167
--------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate
  4.62%(e)                                     04/11/06      100,000       100,000,000
======================================================================================
                                                                           149,495,167
======================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.07%


General Electric Capital Corp.
  3.88%                                        05/26/06      200,000       198,146,222
--------------------------------------------------------------------------------------
  3.91%                                        03/02/06       40,000        39,995,656
--------------------------------------------------------------------------------------
  4.40%                                        05/22/06       70,000        69,298,444
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  4.55%                                        07/10/06      125,000       122,932,656
======================================================================================
                                                                           430,372,978
======================================================================================

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


REGIONAL BANKS-1.19%


Nationwide Building Society(c)(d)
  (Acquired 01/11/06; Cost $98,882,500)
  4.47%                                        04/12/06   $  100,000   $    99,478,500
--------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $74,438,271)
  4.57%                                        04/10/06       75,000        74,619,167
--------------------------------------------------------------------------------------
Northern Rock PLC
  4.15%(d)                                     04/07/06       75,000        74,680,104
======================================================================================
                                                                           248,777,771
======================================================================================
    Total Commercial Paper (Cost
      $3,691,442,354)                                                    3,691,442,354
======================================================================================


CERTIFICATES OF DEPOSIT-11.30%

Banco Bilbao Vizcaya Argentaria, S.A.
  4.35%                                        09/29/06       50,000        49,998,586
--------------------------------------------------------------------------------------
  4.52%                                        04/11/06      100,000       100,001,126
--------------------------------------------------------------------------------------
  4.76%                                        12/18/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  4.52%                                        03/24/06      200,000       200,000,000
--------------------------------------------------------------------------------------
BNP Paribas S.A. (United Kingdom)
  4.10%                                        06/22/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Calyon
  4.01%                                        07/20/06       25,000        24,914,979
--------------------------------------------------------------------------------------
Deutsche Bank A.G.
  4.53%                                        05/05/06      100,000       100,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  3.75%                                        06/13/06       50,000        50,000,000
--------------------------------------------------------------------------------------
  4.49%                                        04/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  4.75%                                        10/25/06      125,000       125,000,000
--------------------------------------------------------------------------------------
  4.99%                                        02/12/07      100,000        99,990,518
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  4.30%                                        09/28/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland
  3.59%                                        06/07/06       50,000        49,998,687
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06      100,000        99,997,374
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A.
  4.54%                                        03/28/06      146,000       146,000,420
--------------------------------------------------------------------------------------
  4.79%                                        07/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Societe Generale S.A. (United Kingdom)
  4.50%                                        04/10/06   $  100,000   $    99,997,740
--------------------------------------------------------------------------------------
  4.64%                                        07/10/06      200,000       199,992,035
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B.
  4.77%                                        12/19/06       60,000        60,000,000
--------------------------------------------------------------------------------------
  4.95%                                        02/07/07       50,000        50,000,000
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom)
  4.70%                                        05/16/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $2,355,891,465)                                                    2,355,891,465
======================================================================================

VARIABLE RATE DEMAND NOTES-7.48%(A)(F)

INSURED-1.73%(G)(H)


Alaska (State of) Housing Finance Corp.;
  Series 2002 B Taxable Home Mortgage RB
  (INS- Financial Security Assurance Inc.)
  4.56%                                        12/01/36        8,100         8,100,000
--------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  4.56%                                        08/01/29        5,000         5,000,000
--------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Series 2005 B Taxable COP
  (INS-Ambac Assurance Corp.)
  4.55%                                        12/15/18       19,930        19,930,000
--------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B Taxable RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        05/15/25        1,900         1,900,000
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C Taxable RB (INS-MBIA
  Insurance Corp.)
  4.56%                                        07/01/24       32,695        32,695,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/32       15,370        15,370,000
--------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        2,000         2,000,000
--------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        4,750         4,750,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II;(c)
  Series 2001 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  11/14/02; Cost $25,000,000)
  4.56%                                        09/01/36   $   25,000   $    25,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  4.56%                                        08/01/37       60,000        60,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  4.56%                                        08/01/37       40,000        40,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital &
  Healthcare Services; Series 1994 A Taxable
  RB (INS-MBIA Insurance Corp.)
  4.56%                                        11/01/15        3,700         3,700,000
--------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  4.56%                                        09/01/35        6,500         6,500,000
--------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002
  Refunding Special Obligation Taxable RB
  (INS- Ambac Assurance Corp.)
  4.60%                                        07/01/32       14,305        14,305,000
--------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group) Sub- Series 2005
  B1 Taxable RB (INS-Ambac Assurance Corp.)
  4.54%                                        07/01/22       22,000        22,000,000
======================================================================================
                                                                           361,250,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


LETTER OF CREDIT ENHANCED-5.75%(I)


422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/44   $   12,000   $    12,000,000
--------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     06/01/17        9,550         9,550,000
--------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B Refunding Taxable Electric RB
  (LOC-Dexia Group S.A.)
  4.57%(d)(h)                                  07/01/26        4,450         4,450,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     08/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  4.60%(h)                                     05/01/31       30,000        30,000,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Citizen's Bank of Pennsylvania)
  4.62%(h)                                     02/01/15       50,720        50,720,000
--------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project) Series 1999 B Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.58%(h)                                     01/01/15       14,550        14,550,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/08       37,000        37,000,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     09/01/30        6,000         6,000,000
--------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A Taxable RB
  (LOC-LaSalle Bank, N.A.)
  4.60%(e)                                     02/15/27       11,800        11,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  4.55%(h)                                     12/01/36       61,790        61,790,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of) Biola University;(d)(h)
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  4.60%                                        10/01/34   $   12,300   $    12,300,000
--------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  4.60%                                        10/01/34       12,300        12,300,000
--------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5 Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  4.56%(h)                                     07/01/36       43,400        43,400,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC;(h)
  Series 2005-A Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        8,500         8,500,000
--------------------------------------------------------------------------------------
  Series 2005-B Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        1,350         1,350,000
--------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        06/01/32          700           700,000
--------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        12/01/12        1,100         1,100,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;(h)
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        12/02/19        8,638         8,638,000
--------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        07/01/20        7,422         7,422,000
--------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        09/01/20        4,000         4,000,000
--------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     09/01/34       18,245        18,245,000
--------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     11/01/28       12,080        12,080,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     07/01/20   $   12,800   $    12,800,000
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Series 2005 F Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/21        4,890         4,890,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     02/02/43       12,985        12,985,000
--------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Series 2005 RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     01/01/26        7,300         7,300,000
--------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A Taxable
  RB (LOC-Deutsche Bank A.G.)
  4.62%(d)(h)                                  05/01/09       39,330        39,330,000
--------------------------------------------------------------------------------------
Dome Corp. Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     08/31/16       10,300        10,300,000
--------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/15        8,000         8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005 Floating Rate
  Notes (LOC-Wachovia Bank, N.A.)
  4.57%(a)(h)                                  07/01/30        1,000         1,000,000
--------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  4.69%(h)                                     10/15/27          320           320,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.47%(h)                                     01/01/25       10,745        10,745,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  4.62%(h)                                     03/01/31   $   31,385   $    31,385,000
--------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B
  Refunding RB (LOC-Bank of New York)
  4.60%(h)                                     07/01/35        6,300         6,300,000
--------------------------------------------------------------------------------------
Hunter'sRidge/Southpointe; Series 2005
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  4.57%(h)                                     06/01/25        6,560         6,560,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     09/01/31        7,800         7,800,000
--------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        2,195         2,195,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     12/01/39       16,750        16,750,000
--------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        5,605         5,605,000
--------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.52%(h)                                     09/01/33        7,270         7,270,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     06/01/20          380           380,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $150,710,000)
  4.56%(c)(h)                                  02/01/41      150,710       150,710,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/18   $   55,200   $    55,200,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  4.57%(h)                                     12/01/53        3,575         3,575,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  4.55%(h)                                     06/01/36       36,300        36,300,000
--------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005 Taxable RB (LOC-Allied Irish Banks
  PLC)
  4.54%(d)(h)                                  11/01/35       13,250        13,250,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  4.60%(h)                                     08/01/16        9,985         9,985,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B Refunding Taxable Ltd.
  Obligation RB (LOC-Fifth Third Bank)
  4.57%(h)                                     11/01/28        7,760         7,760,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005 Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     10/01/25       21,000        21,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004 Taxable
  IDR (LOC-Bank of America, N.A.)
  4.60%(h)                                     03/01/19        7,000         7,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003 Taxable IDR (LOC-JPMorgan Chase Bank)
  4.57%(h)                                     12/01/27        7,330         7,330,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     12/01/20   $    9,000   $     9,000,000
--------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/24        2,305         2,305,000
--------------------------------------------------------------------------------------
New Mexico (State of), Laguna Development
  Corp. (Pueblo of Laguna); Series 2005
  Taxable RB (LOC-JPMorgan Chase Bank)
  4.53%(h)                                     12/01/20       17,049        17,048,880
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B Taxable RB
  (LOC-Bank of New York)
  4.55%(h)                                     11/01/37        1,050         1,050,000
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  4.55%(h)                                     09/15/07        4,700         4,700,000
--------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.61%(h)                                     01/01/20        2,110         2,110,000
--------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/23        6,900         6,900,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     05/01/27        3,270         3,270,000
--------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C Taxable RB (LOC-Bank of
  America, N.A.)
  4.50%(h)                                     02/15/21        7,500         7,500,000
--------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/14        3,100         3,100,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  4.59%(h)                                     01/01/15   $    2,800   $     2,800,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  4.60%(h)                                     09/01/20       16,550        16,550,000
--------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B
  Taxable RB (LOC-Wachovia Bank, N.A.)
  4.60%(j)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  4.52%(h)                                     12/01/22        4,070         4,069,723
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.57%(h)                                     05/01/14       13,260        13,260,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series
  2002 A Taxable RB (LOC-Bank of America,
  N.A.)
  4.62%(h)                                     06/01/18        3,950         3,950,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Series 2005
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     10/01/35        7,500         7,500,000
--------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  4.57%(h)                                     02/01/35       49,250        49,250,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  4.57%(h)                                     04/01/24       10,030        10,030,000
--------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005 Taxable RB
  (LOC-Allied Irish Banks PLC)
  4.53%(d)(h)                                  07/01/33        5,500         5,500,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Shepherd Capital LLC;(h)
  Series 2002 B Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%                                        11/01/52   $    9,730   $     9,730,000
--------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        10/01/53        4,805         4,805,000
--------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        07/01/54       10,000        10,000,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     10/01/35        8,000         8,000,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     09/01/17        1,175         1,175,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/26       45,495        45,495,000
--------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004 Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     07/15/26       39,400        39,400,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997 Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/17        3,400         3,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  4.57%(h)                                     05/01/44       10,000        10,000,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Series
  2003 Taxable RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     11/01/23       19,800        19,800,000
======================================================================================
                                                                         1,199,208,603
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,560,458,603)                                                    1,560,458,603
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-5.47%(A)(C)(E)(K)

Lehman Brothers Inc. (Acquired 04/08/05; Cost
  $113,800,000)
  4.68%(m)                                          --    $  113,800   $   113,800,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $777,000,000)
  4.70%                                        05/16/06      777,000       777,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/01/06-02/27/06; Cost
  $250,000,000)
  4.70%(m)                                          --       250,000       250,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,140,800,000)                                                    1,140,800,000
======================================================================================

MEDIUM-TERM NOTES-5.04%

Allstate Life Global Funding II, Floating
  Rate MTN(j)
  4.57%(c)                                     01/26/07       50,000        50,000,000
--------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  4.59%(c)                                     03/08/07      140,000       140,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/10/03; Cost $130,000,000)
  4.63%(c)                                     03/15/07      130,000       130,000,000
--------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  4.67%(j)                                     03/09/07      332,900       332,900,000
--------------------------------------------------------------------------------------
MetLife Global Funding I Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  4.63%(c)(j)                                  03/15/07       90,000        90,000,000
--------------------------------------------------------------------------------------
Metlife Global Funding I, Floating Rate MTN
  (Acquired 04/03/2003; Cost $149,323,120)
  4.68%(c)(j)                                  02/28/07      149,300       149,323,120
--------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  4.60%(d)(j)                                  02/09/07      100,000       100,000,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN (Acquired 04/14/05; Cost
  $60,000,000)
  4.54%(c)(d)(j)                               03/21/07   $   60,000   $    60,000,000
======================================================================================
    Total Medium-Term Notes (Cost
      $1,052,223,120)                                                    1,052,223,120
======================================================================================


PROMISSORY NOTES-4.75%

Goldman Sachs Group, Inc. (The)(c)(n)
  (Acquired 01/11/06; Cost $100,000,000)
  4.57%(o)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.59%(j)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  4.65%(e)                                     09/18/06       35,000        35,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  4.65%(e)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $200,000,000)
  4.66%(e)                                     12/04/06      200,000       200,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.68%(e)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/28/05; Cost $155,000,000)
  4.69%(e)                                     06/23/06      155,000       155,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%                                        10/03/06      100,000       100,000,000
======================================================================================
    Total Promissory Notes (Cost
      $990,000,000)                                                        990,000,000
======================================================================================


ASSET-BACKED SECURITIES-3.50%(C)

DIVERSIFIED BANKS-0.08%(J)


Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $16,981,900)
  4.59%(d)                                     05/16/06       16,982        16,981,900
======================================================================================



FULLY BACKED-1.34%(j)


RACERS Trust Series 2004-6-MM Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  4.57%                                        08/22/06      279,000       279,000,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.67%


Wachovia Asset Securitization Issuance, Inc.
  Series 2004-HEMM1, Class A Putable Floating
  Rate Bonds (Acquired 09/07/05; Cost
  $139,549,519)
  4.57%()(j)(l)                                11/25/34   $  139,549   $   139,549,519
======================================================================================


SECURITY INVESTMENT VEHICLES-0.24%


Sigma Finance Inc.
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(c)(d)                                  10/04/06       50,000        50,000,000
======================================================================================


STRUCTURED-1.17%


Granite Master Issuer PLC Series 2006-1A
  Floating Rate Bonds (Acquired 01/18/06;
  Cost $150,000,000)
  4.54%(d)(j)                                  01/20/07      150,000       150,000,000
--------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./ Corp. Series
  2004-1A, Class AMME Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  4.51%(o)                                     09/15/06       95,000        95,000,000
======================================================================================
    Total Asset-Backed Securities (Cost
      $730,531,419)                                                        730,531,419
======================================================================================

FUNDING AGREEMENTS-2.21%(C)(N)

New York Life Insurance Co. (Acquired
  04/06/05; Cost $250,000,000)
  4.65%(j)                                     04/05/06      250,000       250,000,000
--------------------------------------------------------------------------------------
Travelers Insurance Co. (The)(o)
  (Acquired 11/21/05; Cost $110,000,000)
  4.84%                                        11/21/06      110,000       110,000,000
--------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  4.88%                                        08/25/06      100,000       100,000,000
======================================================================================
    Total Funding Agreements (Cost
      $460,000,000)                                                        460,000,000
======================================================================================

PUTABLE RESET NOTES-0.35%

Wal-Mart Stores, Inc. Unsec. Unsub. PURS
  Notes (Cost $72,003,475)
  5.59%                                        06/01/06       71,700        72,003,475
======================================================================================

LIQUID ASSETS PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

Overseas Private Investment Corp. Floating
  Rate Notes (Cost $6,500,000)
  4.57%(a)(f)(h)                               12/31/10   $    6,500   $     6,500,000
======================================================================================
    TOTAL INVESTMENTS (excluding Repurchase
      Agreements)-76.03% (Cost
      $15,855,694,423)                                                  15,855,694,423
======================================================================================


REPURCHASE AGREEMENTS-24.11%

ABN AMRO Bank N.V.
  4.52%(p)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
Banc of America Securities LLC
  4.58%(q)                                     03/01/06      790,000       790,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(r)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(s)                                     03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(t)                                     03/01/06      136,909       136,909,280
--------------------------------------------------------------------------------------
  4.52%(u)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(v)                                     03/01/06      385,192       385,191,935
--------------------------------------------------------------------------------------
  4.58%(w)                                     03/01/06      786,804       786,803,590
--------------------------------------------------------------------------------------
BNP Paribas(d)
  4.62%(x)                                     03/01/06      250,000       250,000,000
--------------------------------------------------------------------------------------
  4.62%(y)                                     03/01/06      250,718       250,717,792
--------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(z)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aa)                                    03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.62%(ab)                                    03/01/06      602,750       602,750,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(ac)                                    03/01/06      139,000       139,000,000
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.52%(ad)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(ae)                                    03/01/06      114,000       114,000,000
--------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  4.61%(d)(af)                                 03/01/06      204,093       204,092,936
--------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(ag)                                    03/01/06       49,000        49,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.
  4.58%(ah)                                    03/01/06   $  248,406   $   248,406,358
--------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(ai)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aj)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(ak)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(al)                                    03/01/06      224,000       224,000,000
--------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(am)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.54%(an)                                    03/01/06       27,454        27,454,428
--------------------------------------------------------------------------------------
  4.56%(ao)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  4.63%(ap)                                    03/01/06       22,250        22,250,000
======================================================================================
    Total Repurchase Agreements (Cost
      $5,028,576,319)                                                    5,028,576,319
======================================================================================
TOTAL INVESTMENTS(aq)(ar)-100.14% (Cost
  $20,884,270,742)                                                      20,884,270,742
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14)%                                      (28,909,531)
======================================================================================
NET ASSETS-100.00%                                                     $20,855,361,211
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

LIQUID ASSETS PORTFOLIO

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $7,253,264,908, which represented 34.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    Cayman Islands: 15.8%; United Kingdom: 8.7%; other countries less than 5%:
    10.1%.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(m) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of these securities considered illiquid at February 28, 2006 was $1,450,000,000 which represented 6.95% of the Fund's Net Assets.
(o) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2006.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $25,003,139.
(q) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,127,222. Collateralized by $1,048,169,664 U.S. Government obligations, 5.00% due July 1, 2035 to February 1, 2036 with an aggregate value at February 28, 2006 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $790,100,506.
(r) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2038 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $25,003,139.
(s) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $149,018,873.
(t) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $136,926,470.
(u) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $25,003,139.
(v) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $385,240,726.
(w) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $900,114,500. Collateralized by $924,149,218 U.S. Government obligations, 5.00% to 5.50% due July 1, 2034 to November 1, 2035 with an aggregate value at February 28, 2006 of $918,000,000. The amount to be received upon repurchase by the Fund is $786,903,689.
(x) Repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,032,101. Collateralized by $261,714,152 corporate obligations, 3.35% to 7.68% due March 25, 2018 to November 25, 2035 with an aggregate value at February 28, 2006 of $261,649,818.
(y) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $892,114,535. Collateralized by $1,786,537,145 corporate obligations, 0% to 8.00% due March 1, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $927,720,001. The amount to be received upon repurchase by the Fund is $250,749,985.
(z) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $25,003,139.
(aa)Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $149,018,873.
(ab)Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,128,403. Collateralized by $2,796,818,518 corporate and municipal obligations, 0.83% to 6.95% due December 15, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $1,050,000,000. The amount to be received upon repurchase by the Fund is $602,827,395.

LIQUID ASSETS PORTFOLIO

(ac) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $139,017,607.
(ad) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $25,003,139.
(ae) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $114,014,440.
(af) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $600,076,867. Collateralized by $640,048,883 corporate obligations, 4.74% to 5.73% due October 15, 2012 to April 25, 2036 with an aggregate value at February 28, 2006 of $630,000,000. The amount to be received upon repurchase by the Fund is $204,119,085.
(ag) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $49,006,207.
(ah) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by $533,584,000 U.S. Government obligations, 0% to 8.88% due April 15, 2006 to April 15, 2030 with an aggregate value at February 28, 2006 of $510,000,638. The amount to be received upon repurchase by the Fund is $248,437,961.
(ai) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $25,003,139.
(aj) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $150,019,000.
(ak) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $25,003,139.
(al) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $224,028,373.
(am) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $155,430,000 U.S. Treasury obligations, 3.88% due April 15, 2029 with an aggregate value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $25,003,139.
(an) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 1, 2006 to February 1, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $27,457,890.
(ao) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $150,019,000.
(ap) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $425,054,660. Collateralized by $458,429,850 corporate obligations, 3.99% to 5.36% due January 15, 2018 to December 15, 2044 with an aggregate value at February 28, 2006 of $446,250,001. The amount to be received upon repurchase by the Fund is $22,252,862.
(aq) Also represents cost for federal income tax purposes.
(ar) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,855,694,423)                           $15,855,694,423
------------------------------------------------------------
Repurchase agreements (cost $5,028,576,319)    5,028,576,319
============================================================
    Total investments (cost
      $20,884,270,742)                        20,884,270,742
============================================================
Receivables for:
  Interest                                        42,055,009
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  781,249
------------------------------------------------------------
Other assets                                         303,359
============================================================
    Total assets                              20,927,410,359
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                12,469
------------------------------------------------------------
  Dividends                                       68,883,819
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,012,996
------------------------------------------------------------
Accrued distribution fees                            658,786
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            37,826
------------------------------------------------------------
Accrued transfer agent fees                          239,800
------------------------------------------------------------
Accrued operating expenses                           203,452
============================================================
    Total liabilities                             72,049,148
============================================================
Net assets applicable to shares outstanding  $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $20,854,563,397
------------------------------------------------------------
Undistributed net investment income                2,680,900
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,883,086)
============================================================
                                             $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,221,592,589
____________________________________________________________
============================================================
Private Investment Class                     $   981,883,675
____________________________________________________________
============================================================
Personal Investment Class                    $    87,451,398
____________________________________________________________
============================================================
Cash Management Class                        $ 2,840,371,112
____________________________________________________________
============================================================
Reserve Class                                $    79,446,857
____________________________________________________________
============================================================
Resource Class                               $   986,562,709
____________________________________________________________
============================================================
Corporate Class                              $   658,052,871
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,220,818,838
____________________________________________________________
============================================================
Private Investment Class                         981,896,912
____________________________________________________________
============================================================
Personal Investment Class                         87,454,500
____________________________________________________________
============================================================
Cash Management Class                          2,840,327,465
____________________________________________________________
============================================================
Reserve Class                                     79,451,655
____________________________________________________________
============================================================
Resource Class                                   986,567,852
____________________________________________________________
============================================================
Corporate Class                                  658,045,673
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $393,110,187
==========================================================================

EXPENSES:

Advisory fees                                                   14,214,091
--------------------------------------------------------------------------
Administrative services fees                                       537,186
--------------------------------------------------------------------------
Custodian fees                                                     416,258
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,239,872
--------------------------------------------------------------------------
  Personal Investment Class                                        252,446
--------------------------------------------------------------------------
  Cash Management Class                                          1,497,715
--------------------------------------------------------------------------
  Reserve Class                                                    419,379
--------------------------------------------------------------------------
  Resource Class                                                   925,864
--------------------------------------------------------------------------
  Corporate Class                                                  102,774
--------------------------------------------------------------------------
Transfer agent fees                                              1,424,260
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          243,346
--------------------------------------------------------------------------
Other                                                              861,931
==========================================================================
    Total expenses                                              23,135,122
==========================================================================
Less: Fees waived                                               (7,628,738)
==========================================================================
    Net expenses                                                15,506,384
==========================================================================
Net investment income                                          377,603,803
==========================================================================
Net realized gain (loss) from Investment securities                203,753
==========================================================================
Net increase in net assets resulting from operations          $377,807,556
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $   377,603,803    $   445,613,914
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment securities                     203,753           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          377,807,556        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (268,529,810)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (16,626,603)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,181,585)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (58,614,616)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,308,356)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (17,600,434)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (13,745,240)        (1,786,918)
------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions          (377,606,644)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,939,477,271     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        173,053,411       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        41,261,091         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (568,989,250)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (48,798,772)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                   83,720,422        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 191,614,385        466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         2,811,338,558     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       2,811,539,470     (1,868,307,533)
================================================================================================

NET ASSETS:

Beginning of period                                            18,043,821,741     19,912,129,274
================================================================================================
End of period (including undistributed net investment income
  of $2,680,900 and $2,683,741, respectively)                 $20,855,361,211    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

LIQUID ASSETS PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $6,311,408.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $537,186.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $1,421,409.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,343,923, $185,127, $1,198,172, $364,860, $925,864 and $102,774,
respectively, after FMC waived Plan fees of $895,949, $67,319, $299,543 and $54,519, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $49,350 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of

LIQUID ASSETS PORTFOLIO

the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions

    The Fund had a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $2,049,791
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

LIQUID ASSETS PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2006(A)                        AUGUST 31, 2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               109,959,567,641    $ 109,959,567,641     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            5,272,191,992        5,272,191,992       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                   603,491,893          603,491,893         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                        24,591,414,821       24,591,414,821      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         132,772,554          132,772,554         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,426,082,808        4,426,082,808      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  6,589,231,638        6,589,231,638       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   131,065,812          131,065,812         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,344,756            9,344,756           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                       527,331              527,331             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                            36,714,775           36,714,775          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,297,212            1,297,212           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,329,431           16,329,431          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      5,866,587            5,866,587             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (107,151,156,182)    (107,151,156,182)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (5,108,483,337)      (5,108,483,337)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                  (562,758,133)        (562,758,133)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                       (25,197,118,846)     (25,197,118,846)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (182,868,538)        (182,868,538)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (4,358,691,817)      (4,358,691,817)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (6,403,483,840)      (6,403,483,840)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      2,811,338,558    $   2,811,338,558      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

LIQUID ASSETS PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       RESERVE CLASS
                                                           ----------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                          YEAR ENDED AUGUST 31,
                                                           FEBRUARY 28,       ---------------------------------------------------
                                                               2006             2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00          $   1.00    $  1.00    $  1.00    $  1.00    $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02              0.02      0.002      0.005       0.01      0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                    (0.00)            (0.00)    (0.000)     0.000       0.00      0.00
=================================================================================================================================
    Total from investment operations                            0.02              0.02      0.002      0.005       0.01      0.05
=================================================================================================================================
Less dividends from net investment income                      (0.02)            (0.02)    (0.002)    (0.005)     (0.01)    (0.05)
=================================================================================================================================
Net asset value, end of period                               $  1.00          $   1.00    $  1.00    $  1.00    $  1.00    $ 1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 1.57%             1.61%      0.17%      0.45%      1.34%     4.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $79,447          $128,244    $64,942    $57,082    $51,279    $5,169
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.99%(b)          0.99%      0.99%      0.98%      0.91%     0.90%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.19%(b)          1.19%      1.18%      1.17%      1.19%     1.19%
=================================================================================================================================
Ratio of net investment income to average net assets            3.16%(b)          1.57%      0.17%      0.47%      1.32%     4.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $84,570,982.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.41%(A)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-2.87%

Fountain Square Commercial Funding Corp.(b)
  (Acquired 02/13/06; Cost $60,389,556) 4.51%  03/16/06   $ 60,625    $   60,511,075
------------------------------------------------------------------------------------
  (Acquired 02/02/06; Cost $49,928,106) 4.52%  03/31/06     50,288        50,098,582
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $25,964,509) 4.56%  04/06/06     26,150        26,030,756
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $39,700,411) 4.57%  04/10/06     40,000        39,796,889
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $59,564,900) 4.58%  04/12/06     60,000        59,679,400
====================================================================================
                                                                         236,116,702
====================================================================================

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-5.33%

Old Line Funding, LLC(b) (Acquired 02/01/06;
  Cost $125,137,500) 4.51%                     03/01/06    125,578       125,578,000
------------------------------------------------------------------------------------
  (Acquired 02/08/06; Cost $58,062,559) 4.55%  04/04/06     58,469        58,217,746
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $18,865,522) 4.55%  04/10/06     19,000        18,903,944
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b) (Acquired
  02/21/06; Cost $34,996,512) 4.51%            03/07/06     35,058        35,031,648
------------------------------------------------------------------------------------
  (Acquired 02/16/06; Cost $99,648,444) 4.52%  03/16/06    100,000        99,811,667
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $30,202,230) 4.53%  03/20/06     30,332        30,259,481
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $34,161,228) 4.54%  04/04/06     34,378        34,230,595
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $37,227,774) 4.59%  04/11/06     37,433        37,237,319
====================================================================================
                                                                         439,270,400
====================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED-8.91%

Concord Minutemen Capital Co., LLC(b) Series
  A (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 02/21/06; Cost
  $65,001,725) 4.51%                           03/13/06     65,165        65,067,035
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $103,516,465)
  4.52%                                        03/14/06    103,764       103,594,634
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - FULLY BACKED-(CONTINUED)

Govco, Inc.(b) (Multi CEP's-Citicorp North
  America, Inc; agent) (Acquired 02/08/06;
  Cost $44,853,425) 4.51%                      03/06/06   $ 45,000    $   44,971,813
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $42,745,691) 4.53%  03/29/06     43,000        42,848,497
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $34,782,767) 4.56%  04/04/06     35,000        34,849,267
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.) (Acquired 02/16/06; Cost
  $49,824,222) 4.52%(b)                        03/16/06     50,000        49,905,833
------------------------------------------------------------------------------------
Newport Funding Corp.(b) (CEP-MBIA Insurance
  Corp.) (Acquired 01/06/06; Cost
  $49,658,556) 4.39%                           03/03/06     50,000        49,987,806
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,631,056) 4.58%  04/13/06     50,000        49,726,472
------------------------------------------------------------------------------------
Three Rivers Funding Corp.(b) (CEP-Mellon
  Bank, N.A.) (Acquired 02/01/06; Cost
  $44,110,725) 4.51%                           03/01/06     44,266        44,266,000
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,824,222) 4.52%  03/14/06     50,000        49,918,389
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.) (Acquired 02/23/06; Cost
  $149,377,125) 4.53%(b)                       03/28/06    150,000       149,490,375
====================================================================================
                                                                         734,436,954
====================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE-20.06%

Barton Capital LLC(b) (Acquired 01/10/06;
  Cost $53,373,609) 4.39%                      03/06/06     53,734        53,701,237
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $18,855,283) 4.57%  04/11/06     19,000        18,901,110
------------------------------------------------------------------------------------
Charta LLC(b) (Acquired 01/09/06; Cost
  $198,554,500) 4.41%                          03/09/06    200,000       199,804,000
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $74,580,000) 4.48%  03/06/06     75,000        74,953,333
------------------------------------------------------------------------------------
  (Acquired 01/24/06; Cost $74,541,646) 4.49%  03/14/06     75,000        74,878,396
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-(CONTINUED)

Clipper Receivables Co., LLC 4.51%             03/20/06   $ 50,000    $   49,880,986
------------------------------------------------------------------------------------
  4.52%                                        03/21/06    150,000       149,623,333
------------------------------------------------------------------------------------
CRC Funding LLC(b) (Acquired 01/11/06; Cost
  $99,375,250) 4.41%                           03/03/06    100,000        99,975,500
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $37,757,368) 4.48%  03/06/06     37,970        37,946,374
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $74,736,333) 4.52%  03/23/06     75,000        74,792,833
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $99,396,000) 4.53%  03/20/06    100,000        99,760,917
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $34,784,196) 4.53%  03/21/06     35,000        34,911,917
------------------------------------------------------------------------------------
Fairway Finance Co. LLC(b) (Acquired
  02/23/06; Cost $55,812,097) 4.52%            03/23/06     56,009        55,854,291
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $47,501,472) 4.56%  04/03/06     47,713        47,513,560
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 02/09/06; Cost $51,002,897) 4.51%  03/08/06     51,176        51,131,122
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $99,636,694) 4.51%  03/10/06    100,000        99,887,250
------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC(b)
  (Acquired 01/06/06; Cost $14,897,567) 4.39%  03/03/06     15,000        14,996,342
------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $54,176,056) 4.41%  03/08/06     54,557        54,510,217
------------------------------------------------------------------------------------
  (Acquired 01/09/06; Cost $24,819,313) 4.41%  03/09/06     25,000        24,975,500
------------------------------------------------------------------------------------
  (Acquired 02/17/06; Cost $74,830,500) 4.52%  03/07/06     75,000        74,943,500
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Acquired
  02/09/06; Cost $22,110,993) 4.52%(b)         03/09/06     22,189        22,166,712
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/23/06; Cost $49,836,778) 4.52%(b)         03/21/06     50,000        49,874,445
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Acquired
  02/10/06; Cost $39,859,378) 4.52%(b)         03/10/06     40,000        39,954,800
------------------------------------------------------------------------------------
Yorktown Capital LLC
  4.46%                                        03/06/06     48,674        48,643,849
------------------------------------------------------------------------------------
  4.51%                                        03/23/06     50,000        49,862,195
====================================================================================
                                                                       1,653,254,552
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - SECURITY INVESTMENT
  VEHICLES-7.70%

Grenadier Funding Ltd./Corp. (Acquired
  01/27/06; Cost $99,257,583) 4.53%(b)         03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.(b) (Acquired
  02/21/06; Cost $49,823,444) 4.54%            03/22/06     50,000        49,867,583
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $124,248,709)
  4.54%                                        03/23/06    124,689       124,343,057
------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.(b) Series
  2005-I (Acquired 01/31/06; Cost
  $50,030,369) 4.56%                           03/21/06     50,330        50,202,498
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $89,864,564) 4.61%  04/13/06     90,432        89,934,046
------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/23/06; Cost $27,839,565) 4.53%(b)         03/23/06     27,938        27,860,658
------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp (Acquired 01/27/06;
  Cost $192,198,414) 4.53%(b)                  03/27/06    193,636       193,002,488
====================================================================================
                                                                         634,883,163
====================================================================================

ASSET-BACKED SECURITIES - TRADE RECEIVABLES-3.09%

CAFCO, LLC (Acquired 01/09/06; Cost
  $74,448,750) 4.41%(b)                        03/10/06     75,000        74,917,312
------------------------------------------------------------------------------------
Ciesco, LLC(b)
  (Acquired 01/13/06; Cost $99,412,000) 4.41%  03/02/06    100,000        99,987,750
------------------------------------------------------------------------------------
  (Acquired 01/17/06; Cost $49,692,361) 4.43%  03/08/06     50,000        49,956,931
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $29,771,500) 4.57%  04/11/06     30,000        29,843,858
====================================================================================
                                                                         254,705,851
====================================================================================

CONSUMER FINANCE-6.36%

HSBC Finance Corp. 4.51%                       03/15/06    150,000       149,736,917
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  4.51%                                        03/17/06    100,000        99,799,555
------------------------------------------------------------------------------------
  4.51%                                        03/24/06    150,000       149,567,792
------------------------------------------------------------------------------------
  4.53%                                        03/29/06    125,000       124,559,583
====================================================================================
                                                                         523,663,847
====================================================================================

DIVERSIFIED BANKS-1.21%

Bank of America Corp. 4.58%                    04/13/06    100,000        99,453,542
====================================================================================

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-4.23%

Citigroup Funding Inc.
  4.53%                                        03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
  4.54%                                        03/22/06    150,000       149,602,750
------------------------------------------------------------------------------------
  4.65%                                        04/21/06    100,000        99,341,250
====================================================================================
                                                                         348,616,833
====================================================================================

INDUSTRIAL CONGLOMERATES-4.23%

General Electric Co.
  4.53%                                        03/29/06    200,000       199,295,333
------------------------------------------------------------------------------------
  4.53%                                        03/31/06    150,000       149,433,750
====================================================================================
                                                                         348,729,083
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.42%

Credit Suisse Holdings USA Inc. (Acquired
  02/06/06; Cost $198,508,611) 4.55%(b)(c)     04/06/06    200,000       199,090,000
====================================================================================
    Total Commercial Paper (Cost
      $5,472,220,927)                                                  5,472,220,927
====================================================================================

MASTER NOTE AGREEMENTS-8.62%

Lehman Brothers Inc. (Acquired 12/20/04; Cost
  $335,000,000) 4.68%(b)(d)(e)(f)                   --     335,000       335,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $375,000,000)
  4.70%(b)(d)(e)                               05/16/06    375,000       375,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $710,000,000)                                                      710,000,000
====================================================================================

CERTIFICATE OF DEPOSIT-1.21%

Morgan Stanley Bank 4.54% (Cost $100,000,000)  03/24/06    100,000       100,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

Unsec. Disc. Notes, 4.35%(a)(d) (Cost
  $38,497,304)                                 03/01/06   $ 38,497    $   38,497,304
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.71% (Cost $6,320,718,231)                             6,320,718,231
====================================================================================

REPURCHASE AGREEMENTS-23.58%

Fortis Bank N.V./S.A.
  4.58%(g)                                     03/01/06     85,000        85,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 4.58%(h)            03/01/06    238,000       238,000,000
------------------------------------------------------------------------------------
Societe Generale
  4.58%(i)                                     03/01/06    113,000       113,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.54%(j)                                     03/01/06    722,546       722,545,572
------------------------------------------------------------------------------------
  4.58%(k)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC 4.58%(l)         03/01/06    285,000       285,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $1,943,545,572)                                                  1,943,545,572
====================================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $8,264,263,803)(m)(n)                                                8,264,263,803
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                                    (24,029,269)
====================================================================================
NET ASSETS-100.00%                                                    $8,240,234,534
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $4,563,747,259, which represented 55.38% of the Fund's Net Assets. These securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single country was greater than 5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $200,025,444. Collateralized by $206,941,453 U.S. Government obligations, 4.50% to 5.00% due January 01, 2010 to January 01, 2035 with an aggregate value at February 28, 2006 of $204,000,000. The amount to be received upon repurchase by the Fund is $85,010,814.

STIC PRIME PORTFOLIO

(h) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by a $511,781,664 U.S. Government obligation, 4.84% due August 01, 2033 with value at February 28, 2006 of $513,132,768. The amount to be received upon repurchase by the Fund is $238,030,279.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $350,044,528. Collateralized by $382,476,497 U.S. Government obligations, 0 % to 6.00% due October 15, 2006 to December 01, 2035 with an aggregate value at February 28, 2006 of $357,000,001. The amount to be received upon repurchase by the Fund is $113,014,376.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 01, 2006 to February 01, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $722,636,693.
(k) Repurchase agreement entered into February 28, 2006 with maturing value of $500,063,611. Collateralized by $510,525,250 U.S. Government obligations, 4.00% to 11.00% due November 01, 2007 to February 01, 2036 with an aggregate value at February 28, 2006 of $510,001,120.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $400,050,889. Collateralized by $407,032,297 U.S. Government obligations, 3.00% to 10.50% due June 01, 2008 to March 15, 2044 with an aggregate value at February 28, 2006 of $408,000,001. The amount to be received upon repurchase by the Fund is $285,036,258.
(m) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(n)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $6,320,718,231)  $6,320,718,231
------------------------------------------------------------
Repurchase agreements (cost $1,943,545,572)    1,943,545,572
============================================================
    Total investments (cost $8,264,263,803)    8,264,263,803
============================================================
Interest receivable                                2,530,803
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               404,954
------------------------------------------------------------
Other assets                                         375,803
============================================================
    Total assets                               8,267,575,363
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       25,844,816
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 940,873
------------------------------------------------------------
Accrued distribution fees                            335,784
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            15,758
------------------------------------------------------------
Accrued transfer agent fees                           88,403
------------------------------------------------------------
Accrued operating expenses                           115,195
============================================================
    Total liabilities                             27,340,829
============================================================
Net assets applicable to shares outstanding   $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $8,239,459,219
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,915,117,718
____________________________________________________________
============================================================
Private Investment Class                      $  545,147,310
____________________________________________________________
============================================================
Personal Investment Class                     $  168,089,771
____________________________________________________________
============================================================
Cash Management Class                         $1,063,492,233
____________________________________________________________
============================================================
Reserve Class                                 $   60,197,432
____________________________________________________________
============================================================
Resource Class                                $  375,493,918
____________________________________________________________
============================================================
Corporate Class                               $  112,696,152
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,915,664,951
____________________________________________________________
============================================================
Private Investment Class                         545,252,347
____________________________________________________________
============================================================
Personal Investment Class                        168,044,421
____________________________________________________________
============================================================
Cash Management Class                          1,063,558,267
____________________________________________________________
============================================================
Reserve Class                                     60,206,229
____________________________________________________________
============================================================
Resource Class                                   375,466,917
____________________________________________________________
============================================================
Corporate Class                                  112,696,071
____________________________________________________________
============================================================
Net asset value, offering price and
  redemption per share for each class         $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $149,710,774
==========================================================================


EXPENSES:

Advisory fees                                                    5,395,948
--------------------------------------------------------------------------
Administrative services fees                                       360,823
--------------------------------------------------------------------------
Custodian fees                                                     151,582
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,206,030
--------------------------------------------------------------------------
  Personal Investment Class                                        645,520
--------------------------------------------------------------------------
  Cash Management Class                                            501,585
--------------------------------------------------------------------------
  Reserve Class                                                    301,109
--------------------------------------------------------------------------
  Resource Class                                                   345,234
--------------------------------------------------------------------------
  Corporate Class                                                   17,490
--------------------------------------------------------------------------
Transfer agent fees                                                539,617
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           92,125
--------------------------------------------------------------------------
Other                                                              374,832
==========================================================================
     Total expenses                                              9,931,895
==========================================================================
Less: Fees waived                                               (3,451,659)
==========================================================================
     Net expenses                                                6,480,236
==========================================================================
Net investment income                                          143,230,538
==========================================================================
Net increase in net assets resulting from operations          $143,230,538
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2006              2005
==============================================================================================
OPERATIONS:

  Net investment income                                       $ 143,230,538     $  178,072,841
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (101,273,061)      (132,543,246)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (8,989,312)       (10,087,540)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (3,006,197)        (2,686,889)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (19,894,625)       (26,260,251)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (949,541)        (1,179,613)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (6,742,135)        (4,869,787)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (2,375,667)          (445,515)
==============================================================================================
    Decrease in net assets resulting from distributions        (143,230,538)      (178,072,841)
==============================================================================================
Share transactions-net:
  Institutional Class                                         1,347,911,288       (471,754,840)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (11,561,305)       163,089,734
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       5,341,352         50,823,802
----------------------------------------------------------------------------------------------
  Cash Management Class                                         154,438,686        338,989,930
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (6,497,005)       (41,624,169)
----------------------------------------------------------------------------------------------
  Resource Class                                                103,621,745        120,089,040
----------------------------------------------------------------------------------------------
  Corporate Class                                                58,733,990         53,962,081
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                             1,651,988,751        213,575,578
==============================================================================================
    Net increase in net assets                                1,651,988,751        213,575,578
==============================================================================================

NET ASSETS:

  Beginning of period                                         6,588,245,783      6,374,670,205
==============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively)            $8,240,234,534    $6,588,245,783
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

STIC PRIME PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    For the six months ended February 28, 2006, AIM waived fees of $2,588,600.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $360,823.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $539,595.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $723,618, $473,381, $401,268, $261,965, $276,187 and $17,490, respectively, after FMC waived Plan fees of $482,412, $172,139, $100,317, $39,144, $69,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $20,458 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

STIC PRIME PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
Total capital loss carryforward                                    $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO


NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  Changes in Shares Outstanding
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          Year ended
                                                              FEBRUARY 28, 2006 (a)                     August 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   15,333,021,076    $ 15,333,021,076     38,044,055,385    $ 38,044,055,385
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               2,449,504,838       2,449,504,838      3,734,409,091       3,734,409,091
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,056,708,790       1,056,708,790      1,862,479,095       1,862,479,095
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  2,747,279,938       2,747,279,938     11,166,697,981      11,166,697,981
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            345,674,450         345,674,450        966,008,702         966,008,702
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           681,776,343         681,776,343        919,164,686         919,164,686
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       897,879,042         897,879,042        107,506,448         107,506,448
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       15,501,468          15,501,468         12,876,809          12,876,809
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,225,007           5,225,007          3,625,287           3,625,287
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  2,029,749           2,029,749          1,784,833           1,784,833
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      9,446,074           9,446,074          8,835,534           8,835,534
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                838,882             838,882          1,038,031           1,038,031
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,924,556           3,924,556          2,753,464           2,753,464
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,013,094           1,013,094            281,276             281,276
=================================================================================================================================
Reacquired:
  Institutional Class                                  (14,000,611,256)    (14,000,611,256)   (38,528,687,034)    (38,528,687,034)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (2,466,291,150)     (2,466,291,150)    (3,574,944,644)     (3,574,944,644)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,053,397,187)     (1,053,397,187)    (1,813,440,126)     (1,813,440,126)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (2,602,287,326)     (2,602,287,326)   (10,836,543,585)    (10,836,543,585)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (353,010,337)       (353,010,337)    (1,008,670,902)     (1,008,670,902)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (582,079,154)       (582,079,154)      (801,829,110)       (801,829,110)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (840,158,146)       (840,158,146)       (53,825,643)        (53,825,643)
=================================================================================================================================
                                                         1,651,988,751    $  1,651,988,751        213,575,578    $    213,575,578
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 30% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

STIC PRIME PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     RESERVE CLASS
                                                       --------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                            YEAR ENDED AUGUST 31,
                                                       FEBRUARY 28,       -------------------------------------------------------
                                                           2006            2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  1.00          $  1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.02             0.02       0.001       0.004        0.01        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                   --               --       (0.00)         --       (0.00)       0.00
=================================================================================================================================
    Total from investment operations                        0.02             0.02       0.001       0.004        0.01        0.05
=================================================================================================================================
Less dividends from net investment income                  (0.02)           (0.02)     (0.001)     (0.004)      (0.01)      (0.05)
=================================================================================================================================
Net asset value, end of period                           $  1.00          $  1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.58%            1.63%       0.15%       0.40%       1.19%       4.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $60,197          $66,695    $108,319    $103,681    $146,505    $144,449
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.99%(b)         0.99%       0.99%       0.97%       0.90%       0.89%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.19%(b)         1.19%       1.19%       1.18%       1.14%       1.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets        3.17%(b)         1.61%       0.14%       0.41%       1.25%       4.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $60,720,911.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-34.80%

U.S. TREASURY BILLS-31.36%(A)

3.71%                                          03/16/06   $100,000    $   99,845,333
------------------------------------------------------------------------------------
3.76%                                          03/30/06    100,000        99,697,514
------------------------------------------------------------------------------------
3.87%                                          04/06/06    100,000        99,613,000
------------------------------------------------------------------------------------
3.88%                                          04/06/06     50,000        49,806,250
------------------------------------------------------------------------------------
4.01%                                          04/20/06    100,000        99,443,403
------------------------------------------------------------------------------------
4.32%                                          04/27/06    100,000        99,315,209
------------------------------------------------------------------------------------
4.22%                                          05/04/06    100,000        99,249,778
------------------------------------------------------------------------------------
4.34%                                          05/11/06    100,000        99,143,858
------------------------------------------------------------------------------------
4.38%                                          05/18/06    150,000       148,576,500
------------------------------------------------------------------------------------
4.15%                                          06/01/06    100,000        98,938,550
------------------------------------------------------------------------------------
4.14%                                          06/15/06    100,000        98,780,411
------------------------------------------------------------------------------------
4.15%                                          06/15/06    100,000        98,779,528
------------------------------------------------------------------------------------
4.18%                                          06/15/06    100,000        98,769,222
------------------------------------------------------------------------------------
4.22%                                          06/22/06    100,000        98,675,389
------------------------------------------------------------------------------------
4.25%                                          07/13/06    100,000        98,419,079
------------------------------------------------------------------------------------
4.37%                                          07/27/06    100,000        98,202,211
====================================================================================
                                                                       1,585,255,235
====================================================================================

U.S. TREASURY NOTE-2.46%

2.75%                                          07/31/06    125,000       124,454,227
====================================================================================

U.S. TREASURY STRIPS-0.98%(A)

4.44%                                          05/15/06     50,000        49,550,646
====================================================================================
  Total U.S. Treasury Securities (Cost
  $1,759,260,108)                                                      1,759,260,108
====================================================================================
  Total Investments (excluding Repurchase
  Agreements) (Cost $1,759,260,108)                                    1,759,260,108
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


REPURCHASE AGREEMENT-65.53%

ABN AMRO Bank N.V.
  4.52%(b)                                     03/01/06   $225,000    $  225,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(c)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(d)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
  4.52%(e)                                     03/01/06    163,091       163,090,720
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  4.52%(f)                                          --     250,000       250,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(g)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  4.52%(h)                                     03/01/06    100,000       100,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.52%(i)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.52%(j)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(k)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  4.52%(l)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(m)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(n)                                     03/01/06    225,000       225,000,000
====================================================================================
  Total Repurchase Agreement (Cost
  $3,313,090,720)                                                      3,313,090,720
====================================================================================
TOTAL INVESTMENTS-100.33% (Cost
  $5,072,350,828)                                                      5,072,350,828
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.33)%                                    (16,609,856)
====================================================================================
NET ASSETS-100.00%                                                    $5,055,740,972
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

TREASURY PORTFOLIO

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $225,028,250.
(c) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2028 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $225,028,250.
(d) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $225,028,250.
(e) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $163,111,197.
(f) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $234,545,000 U.S. Treasury obligations, 0% to 14.00% due March 31, 2006 to April 15, 2029 with an aggregate value at February 28, 2006 of $257,774,073.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $225,028,250.
(h) Repurchase agreement entered into February 28, 2006 with a maturing value of $100,012,556. Collateralized by a $107,543,000 U.S. Treasury obligation, 3.63% due May 15, 2013 with a value at February 28, 2006 of $102,002,866.
(i) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $914,621,500 U.S. Treasury obligations, 0% due November 15, 2009 to May 15, 2028 with an aggregate value at February 28, 2006 of $510,002,307.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $225,028,250.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $225,028,250.
(l) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $771,305,813 U.S. Treasury obligations, 0% due February 15, 2012 to February 15, 2019 with an aggregate value at February 28, 2006 of $510,002,428.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $225,028,250.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by a $155,430,000 U.S. Treasury obligation, 3.88% due April 15, 2029 with a value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $225,028,250.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,759,260,108)  $1,759,260,108
------------------------------------------------------------
Repurchase agreements (cost $3,313,090,720)    3,313,090,720
============================================================
    Total investments (cost $5,072,350,828)    5,072,350,828
============================================================
Interest receivable                                  691,357
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               276,295
------------------------------------------------------------
Other assets                                         113,751
============================================================
    Total assets                               5,073,432,231
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       16,341,852
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 680,179
------------------------------------------------------------
Accrued distribution fees                            500,661
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,019
------------------------------------------------------------
Accrued transfer agent fees                           66,072
------------------------------------------------------------
Accrued operating expenses                            90,476
============================================================
    Total liabilities                             17,691,259
____________________________________________________________
============================================================
Net assets applicable to shares outstanding   $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,055,413,461
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               19,793
============================================================
                                              $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,644,146,439
____________________________________________________________
============================================================
Private Investment Class                      $  709,585,950
____________________________________________________________
============================================================
Personal Investment Class                     $  268,311,499
____________________________________________________________
============================================================
Cash Management Class                         $2,005,881,874
____________________________________________________________
============================================================
Reserve Class                                 $   83,449,960
____________________________________________________________
============================================================
Resource Class                                $  343,270,707
____________________________________________________________
============================================================
Corporate Class                               $    1,094,543
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,643,939,186
____________________________________________________________
============================================================
Private Investment Class                         709,622,455
____________________________________________________________
============================================================
Personal Investment Class                        268,287,254
____________________________________________________________
============================================================
Cash Management Class                          2,005,752,156
____________________________________________________________
============================================================
Reserve Class                                     83,438,742
____________________________________________________________
============================================================
Resource Class                                   343,268,683
____________________________________________________________
============================================================
Corporate Class                                    1,094,541
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $103,100,962
==========================================================================

EXPENSES:

Advisory fees                                                    3,925,084
--------------------------------------------------------------------------
Administrative services fees                                       331,406
--------------------------------------------------------------------------
Custodian fees                                                     123,091
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,862,484
--------------------------------------------------------------------------
  Personal Investment Class                                        978,935
--------------------------------------------------------------------------
  Cash Management Class                                            965,406
--------------------------------------------------------------------------
  Reserve Class                                                    456,731
--------------------------------------------------------------------------
  Resource Class                                                   300,236
--------------------------------------------------------------------------
  Corporate Class                                                      157
--------------------------------------------------------------------------
Transfer agent fees                                                403,781
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           75,389
--------------------------------------------------------------------------
Other                                                              327,483
==========================================================================
    Total expenses                                               9,750,183
==========================================================================
Less: Fees waived and expenses reimbursed                       (3,358,544)
==========================================================================
    Net expenses                                                 6,391,639
==========================================================================
Net investment income                                           96,709,323
==========================================================================
Net realized gain from Investment securities                        19,793
==========================================================================
Net increase in net assets resulting from operations          $ 96,729,116
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $  96,709,323     $  115,795,935
----------------------------------------------------------------------------------------------
Net realized gain on investment securities                           19,793             31,521
==============================================================================================
    Net increase in net assets resulting from operations         96,729,116        115,827,456
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (36,480,766)       (52,142,881)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (13,102,103)       (16,250,959)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (4,286,574)        (4,948,434)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (35,923,545)       (33,930,310)
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (1,359,130)        (1,110,520)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (5,537,163)        (7,410,332)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (20,042)            (2,499)
==============================================================================================
    Total distributions from net investment income              (96,709,323)      (115,795,935)
==============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --           (122,918)
----------------------------------------------------------------------------------------------
  Private Investment Class                                               --            (42,124)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                              --            (15,521)
----------------------------------------------------------------------------------------------
  Cash Management Class                                                  --            (61,119)
----------------------------------------------------------------------------------------------
  Reserve Class                                                          --             (9,854)
----------------------------------------------------------------------------------------------
  Resource Class                                                         --            (17,160)
==============================================================================================
    Total distributions from net realized gains                          --           (268,696)
==============================================================================================
    Decrease in net assets resulting from distributions                  --       (116,064,631)
==============================================================================================
Share transactions-net:
  Institutional Class                                          (457,002,648)      (463,265,791)
----------------------------------------------------------------------------------------------
  Private Investment Class                                     (519,666,317)       420,439,840
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (5,150,623)       (30,746,235)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         225,193,945        553,903,903
----------------------------------------------------------------------------------------------
  Reserve Class                                                   6,247,548         (2,763,604)
----------------------------------------------------------------------------------------------
  Resource Class                                                 42,093,327        (36,607,043)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   225,233            869,308
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (708,059,535)       441,830,378
==============================================================================================
    Net increase (decrease) in net assets                      (708,039,742)       441,593,203
==============================================================================================

NET ASSETS:

  Beginning of period                                         5,763,780,714      5,322,187,511
==============================================================================================
  End of period (including undistributed net investment
    income of $307,718 and $307,718, respectively)            $5,055,740,972    $5,763,780,714
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

TREASURY PORTFOLIO

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $2,039,998.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $331,406.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $403,932.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,117,490, $717,886, $772,325, $397,356, $240,189 and $157, respectively, after FMC waived Plan fees of $744,994, $261,049, $193,081, $59,375, $60,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $15,612 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the

TREASURY PORTFOLIO

borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2005.

TREASURY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED
                                                                   FEBRUARY 28,                           YEAR ENDED
                                                                      2006(A)                           AUGUST 31, 2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     5,446,020,737    $ 5,446,020,737     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                4,202,412,465      4,202,412,465      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                     1,377,022,749      1,377,022,749      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                             8,202,266,783      8,202,266,783     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             357,313,583        357,313,583        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,281,561,416      1,281,561,416      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          5,206,904          5,206,904          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         9,426,162          9,426,162         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    2,111,383          2,111,383          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   3,148,030          3,148,030          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       5,344,027          5,344,027          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               1,192,609          1,192,609            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              3,230,833          3,230,833          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             18,329             18,329                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                    (5,912,449,547)    (5,912,449,547)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (4,724,190,165)    (4,724,190,165)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,385,321,402)    (1,385,321,402)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,982,416,865)    (7,982,416,865)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (352,258,644)      (352,258,644)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,242,698,922)    (1,242,698,922)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         (5,000,000)        (5,000,000)          (900,000)           (900,000)
=================================================================================================================================
                                                           (708,059,535)   $  (708,059,535)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and owns 29% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

TREASURY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      RESERVE CLASS
                                                        -------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                           YEAR ENDED AUGUST 31,
                                                        FEBRUARY 28,       ------------------------------------------------------
                                                            2006            2005       2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   1.00         $  1.00    $  1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.01            0.01      0.002       0.004        0.01        0.04
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                   0.00            0.00      0.000      (0.000)       0.00        0.00
=================================================================================================================================
    Total from investment operations                          0.01            0.01      0.002       0.004        0.01        0.04
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.01)          (0.01)    (0.002)     (0.004)      (0.01)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --           (0.00)    (0.000)         --          --          --
=================================================================================================================================
    Total distributions                                      (0.01)          (0.01)    (0.002)     (0.004)      (0.01)      (0.04)
=================================================================================================================================
Net asset value, end of period                            $   1.00         $  1.00    $  1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               1.48%           1.48%      0.11%       0.41%       1.26%       4.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $ 83,450         $77,202    $79,975    $119,660    $162,819    $212,818
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.99%(b)        0.99%      0.98%       0.97%       0.90%       0.90%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.20%(b)        1.20%      1.19%       1.19%       1.15%       1.10%
=================================================================================================================================
Ratio of net investment income to average net assets          2.95%(b)        1.46%      0.09%       0.41%       1.22%       4.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $92,103,233.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-33.77%

FEDERAL FARM CREDIT BANK-3.56%

Floating Rate Bonds,
  4.43%(a)                                08/01/07    $ 90,000    $   89,975,239
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-5.52%

Unsec. Bonds,
  5.38%                                   05/15/06      30,000        30,072,805
--------------------------------------------------------------------------------
  6.09%                                   06/02/06      10,980        11,033,508
--------------------------------------------------------------------------------
Unsec. Disc. Notes,
  4.44%(b)                                06/07/06      49,500        48,902,384
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,816,909
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,929,000
================================================================================
                                                                     139,754,606
================================================================================
FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)-16.19%

Series M006, Class A, Taxable
  Multifamily VRD Ctfs.,
  4.57%(c)(d)                             10/15/45      11,965        11,964,587
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.79%                                   03/14/06      50,000        49,931,623
--------------------------------------------------------------------------------
  4.05%                                   04/04/06      50,000        49,808,750
--------------------------------------------------------------------------------
  4.10%                                   04/04/06      25,000        24,903,194
--------------------------------------------------------------------------------
  4.21%                                   04/25/06      30,000        29,807,042
--------------------------------------------------------------------------------
  4.42%                                   06/05/06      50,000        49,411,000
--------------------------------------------------------------------------------
  4.52%                                   07/18/06      50,000        49,127,389
--------------------------------------------------------------------------------
  3.88%                                   07/25/06       6,272         6,173,306
--------------------------------------------------------------------------------
  4.37%                                   08/04/06      20,000        19,621,267
--------------------------------------------------------------------------------
  4.63%                                   08/08/06      37,381        36,611,782
--------------------------------------------------------------------------------
  4.38%                                   08/15/06      30,000        29,391,146
--------------------------------------------------------------------------------
  4.58%                                   10/23/06      30,000        29,099,267
--------------------------------------------------------------------------------
  4.73%                                   12/29/06      25,000        24,004,519
================================================================================
                                                                     409,854,872
================================================================================

FEDERAL NATIONAL
  MORTGAGE ASSOCIATION
  (FNMA)-8.16%

Unsec. Floating Rate Notes,
  4.54%(e)                                05/09/06      50,000        49,998,125
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  4.07%                                   04/05/06      17,600        17,530,443
--------------------------------------------------------------------------------
  4.40%                                   05/24/06      50,000        49,486,666
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.86%                                   07/28/06      10,000         9,840,032
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  3.88%                                   07/28/06    $ 11,801    $   11,611,489
--------------------------------------------------------------------------------
  4.47%                                   09/01/06      20,000        19,543,067
--------------------------------------------------------------------------------
  4.54%                                   10/27/06      50,000        48,486,667
================================================================================
                                                                     206,496,489
================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.34%

Gtd. Floating Rate Notes,
  4.57%(c)(d)                             11/21/07       8,600         8,600,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-33.77% (Cost $854,681,206)                             854,681,206
================================================================================

REPURCHASE AGREEMENTS-66.50%

Bank of Nova Scotia (The)
  4.56%(f)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  4.56%(g)                                03/01/06     187,884       187,883,914
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc
  4.56%(h)                                      --     250,000       250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.56%(i)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.56%(j)                                03/01/06     495,000       495,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(k)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.56%(l)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(m)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.56%(n)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.56%(o)                                03/01/06      50,000        50,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  4.56%(p)                                03/01/06     100,000       100,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,682,883,914)                                              1,682,883,914
================================================================================
TOTAL INVESTMENTS-100.27% (Cost
  $2,537,565,120)(q)                                               2,537,565,120
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                 (6,740,834)
================================================================================
NET ASSETS-100.00%                                                $2,530,824,286
________________________________________________________________________________
================================================================================

GOVERNMENT & AGENCY PORTFOLIO

Investment Abbreviations:

Ctfs    - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(b) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(d) Demand security; Payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $100,012,667.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $187,907,712.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,056,000 U.S. Government obligations, 0% to 7.25% due August 9, 2006 to May 1, 2030 with an aggregate value at February 28, 2006 of $255,660,278.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $100,012,667.
(j) Joint repurchase agreement entered into February, 2006 with an aggregate maturing value of $500,063,333. Collateralized by $466,423,000 U.S. Government obligations, 0% to 7.25% due July 15, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $510,000,688. The amount to be received upon repurchase by the Fund is $495,062,700.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $100,012,667.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $100,012,667.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $100,012,667.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $100,012,667.
(o) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $50,006,333.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $100,012,667.
(q) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $854,681,206)    $  854,681,206
------------------------------------------------------------
Repurchase agreements (cost $1,682,883,914)    1,682,883,914
============================================================
     Total investments (cost $2,537,565,120)   2,537,565,120
============================================================
Receivables for:
  Interest                                         1,697,835
------------------------------------------------------------
  Fund expenses absorbed                              11,187
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                96,557
------------------------------------------------------------
Other assets                                          51,253
============================================================
     Total assets                              2,539,421,952
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Dividends                                        8,057,149
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                224,116
------------------------------------------------------------
Accrued distribution fees                            205,957
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,605
------------------------------------------------------------
Accrued transfer agent fees                           28,567
------------------------------------------------------------
Accrued operating expenses                            75,272
============================================================
     Total liabilities                             8,597,666
============================================================
Net assets applicable to shares outstanding   $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,530,622,728
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (42,225)
============================================================
                                              $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $1,210,204,139
____________________________________________________________
============================================================
Private Investment Class                      $  538,324,604
____________________________________________________________
============================================================
Personal Investment Class                     $   27,271,346
____________________________________________________________
============================================================
Cash Management Class                         $  453,811,289
____________________________________________________________
============================================================
Reserve Class                                 $   14,408,248
____________________________________________________________
============================================================
Resource Class                                $  244,490,293
____________________________________________________________
============================================================
Corporate Class                               $   42,314,367
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,210,122,316
____________________________________________________________
============================================================
Private Investment Class                         538,295,245
____________________________________________________________
============================================================
Personal Investment Class                         27,269,184
____________________________________________________________
============================================================
Cash Management Class                            453,781,222
____________________________________________________________
============================================================
Reserve Class                                     14,407,516
____________________________________________________________
============================================================
Resource Class                                   244,470,226
____________________________________________________________
============================================================
Corporate Class                                   42,312,251
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $50,222,867
=========================================================================

EXPENSES:

Advisory fees                                                   1,235,938
-------------------------------------------------------------------------
Administrative services fees                                      264,809
-------------------------------------------------------------------------
Custodian fees                                                     55,342
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,603,474
-------------------------------------------------------------------------
  Personal Investment Class                                       131,853
-------------------------------------------------------------------------
  Cash Management Class                                           253,697
-------------------------------------------------------------------------
  Reserve Class                                                    60,203
-------------------------------------------------------------------------
  Resource Class                                                  257,269
-------------------------------------------------------------------------
  Corporate Class                                                   9,917
-------------------------------------------------------------------------
Transfer agent fees                                               184,309
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          39,534
-------------------------------------------------------------------------
Other                                                             217,374
=========================================================================
    Total expenses                                              4,313,719
=========================================================================
Less: Fees waived                                              (1,298,964)
=========================================================================
    Net expenses                                                3,014,755
=========================================================================
Net investment income                                          47,208,112
=========================================================================
Net realized gain from Investment securities                       80,046
=========================================================================
Net increase in net assets resulting from operations          $47,288,158
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  47,208,112     $   55,764,937
----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                  80,046            (37,066)
==============================================================================================
    Net increase in net assets resulting from operations         47,288,158         55,727,871
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (18,862,510)       (22,319,218)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (11,589,887)       (13,383,231)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (590,635)          (698,157)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (9,747,613)       (14,529,788)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (192,665)           (67,283)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (4,929,143)        (4,673,075)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (1,295,659)           (94,185)
==============================================================================================
    Decrease in net assets resulting from distributions         (47,208,112)       (55,764,937)
==============================================================================================
Share transactions-net:
  Institutional Class                                           210,641,982       (272,301,911)
----------------------------------------------------------------------------------------------
  Private Investment Class                                     (212,521,335)       265,863,759
----------------------------------------------------------------------------------------------
  Personal Investment Class                                     (10,754,177)         8,877,849
----------------------------------------------------------------------------------------------
  Cash Management Class                                        (199,588,913)      (351,630,856)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   9,767,608          1,801,483
----------------------------------------------------------------------------------------------
  Resource Class                                                 13,748,628       (156,429,026)
----------------------------------------------------------------------------------------------
  Corporate Class                                               (19,695,820)        62,008,071
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (208,402,027)      (441,810,631)
==============================================================================================
    Net increase (decrease) in net assets                      (208,321,981)      (441,847,697)
==============================================================================================

NET ASSETS:

  Beginning of period                                         2,739,146,267      3,180,993,964
==============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,530,824,286    $2,739,146,267
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT & AGENCY PORTFOLIO

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $512,394.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $264,809.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $185,391.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $962,084, $96,692, $202,958, $52,377, $205,815 and $9,917, respectively, after FMC waived Plan fees of $641,390, $35,161, $50,739, $7,826, $51,454 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $8,387 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                   $ 74,152
-----------------------------------------------------------------------------
August 31, 2013                                                     48,119
=============================================================================
Total capital loss carryforward                                   $122,271
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                   FEBRUARY 28,                           AUGUST 31,
                                                                     2006 (A)                                2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,453,633,067    $ 7,453,633,067     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,784,784,039      1,784,784,039      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 244,206,635        244,206,635        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,090,351,296      2,090,351,296      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              89,568,124         89,568,124         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,124,857,126      1,124,857,126      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        243,579,152        243,579,152        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         8,793,303          8,793,303          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    5,153,758          5,153,758          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      39,829             39,829             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       8,639,311          8,639,311         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 167,646            167,646             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              2,194,353          2,194,353          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          1,059,582          1,059,582              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,251,784,388)    (7,251,784,388)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (2,002,459,132)    (2,002,459,132)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (255,000,641)      (255,000,641)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,298,579,520)    (2,298,579,520)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (79,968,162)       (79,968,162)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,113,302,851)    (1,113,302,851)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (264,334,554)      (264,334,554)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           (208,402,027)   $  (208,402,027)      (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.

(b)  Corporate Class shares commenced sales on June 30, 2005.

GOVERNMENT & AGENCY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        RESERVE CLASS
                                                              ------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                        YEAR ENDED AUGUST 31,
                                                              FEBRUARY 28,       -----------------------------------------------
                                                                  2006            2005      2004      2003       2002      2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  1.00          $ 1.00    $ 1.00    $  1.00    $ 1.00    $ 1.00
================================================================================================================================
Income from investment operations:
  Net investment income                                            0.02            0.02     0.002      0.004      0.01      0.05
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (losses) on securities                         0.00           (0.00)    (0.00)      0.00      0.00      0.00
================================================================================================================================
    Total from investment operations                               0.02            0.02     0.002      0.004      0.01      0.05
================================================================================================================================
Less dividends from net investment income                         (0.02)          (0.02)   (0.002)    (0.004)    (0.01)    (0.05)
================================================================================================================================
Net asset value, end of period                                  $  1.00          $ 1.00    $ 1.00    $  1.00    $ 1.00    $ 1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(a)                                                    1.54%           1.56%     0.15%      0.43%     1.27%     4.63%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $14,408          $4,640    $2,839    $ 4,166    $7,882    $7,516
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.99%(b)        0.99%     0.99%      0.98%     0.92%     0.89%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.16%(b)        1.17%     1.15%      1.15%     1.15%     1.15%
================================================================================================================================
Ratio of net investment income to average net assets               3.07%(b)        1.55%     0.16%      0.42%     1.21%     4.34%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $12,140,459.

GOVERNMENT TAXADVANTAGE PORTFOLIO


SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)        VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--100.31%

FEDERAL FARM CREDIT BANK--13.06%

Disc. Notes(a)
  4.29%                                        03/24/06    $10,000    $  9,972,591
----------------------------------------------------------------------------------
Floating Rate Bonds(b)
  4.43%                                        08/01/07      9,000       8,997,524
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(b)
  4.47%                                        03/01/07      4,050       4,050,475
==================================================================================
                                                                        23,020,590
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)--87.25%

Unsec. Disc. Notes(a)
  4.35%(c)                                     03/01/06     85,103      85,102,696
----------------------------------------------------------------------------------
  4.43%                                        04/05/06      8,000       7,965,505
----------------------------------------------------------------------------------
  4.37%                                        04/12/06     10,000       9,949,017
----------------------------------------------------------------------------------
  4.36%                                        05/24/06      8,000       7,918,651
----------------------------------------------------------------------------------
  4.41%                                        06/07/06     10,000       9,879,814
----------------------------------------------------------------------------------
  3.95%                                        07/17/06      2,768       2,726,088
----------------------------------------------------------------------------------
  4.50%                                        07/21/06      5,000       4,911,211
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,000,569
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(b)
  4.46%                                        08/21/06     17,385      17,384,398
----------------------------------------------------------------------------------
Unsec. Global Bonds
  3.25%                                        07/21/06      3,000       2,991,480
==================================================================================
                                                                       153,829,429
==================================================================================
TOTAL INVESTMENTS-100.31% (Cost
  $176,850,019)(d)                                                     176,850,019
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.31)%                                     (540,727)
==================================================================================
NET ASSETS-100.00%                                                    $176,309,292
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $176,850,019)      $176,850,019
-----------------------------------------------------------
Cash                                                 19,569
-----------------------------------------------------------
Interest receivable                                  72,809
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               56,210
-----------------------------------------------------------
Other assets                                         19,931
===========================================================
    Total assets                                177,018,538
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         545,977
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 75,844
-----------------------------------------------------------
Accrued distribution fees                            15,144
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,728
-----------------------------------------------------------
Accrued transfer agent fees                           2,387
-----------------------------------------------------------
Accrued operating expenses                           67,166
===========================================================
    Total liabilities                               709,246
===========================================================
Net assets applicable to shares outstanding    $176,309,292
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $176,305,198
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 564
===========================================================
                                               $176,309,292
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 75,049,095
___________________________________________________________
===========================================================
Private Investment Class                       $ 41,933,627
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,290,336
___________________________________________________________
===========================================================
Cash Management Class                          $ 42,951,264
___________________________________________________________
===========================================================
Reserve Class                                  $    177,803
___________________________________________________________
===========================================================
Resource Class                                 $  9,637,727
___________________________________________________________
===========================================================
Corporate Class                                $    269,440
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              75,021,442
___________________________________________________________
===========================================================
Private Investment Class                         41,958,819
___________________________________________________________
===========================================================
Personal Investment Class                         6,292,372
___________________________________________________________
===========================================================
Cash Management Class                            42,949,162
___________________________________________________________
===========================================================
Reserve Class                                       177,803
___________________________________________________________
===========================================================
Resource Class                                    9,639,546
___________________________________________________________
===========================================================
Corporate Class                                     269,440
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO


STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $3,843,870
========================================================================


EXPENSES:

Advisory fees                                                    193,706
------------------------------------------------------------------------
Administrative services fees                                      24,794
------------------------------------------------------------------------
Custodian fees                                                     3,871
------------------------------------------------------------------------
Distribution fees:

  Private Investment Class                                       127,305
------------------------------------------------------------------------
  Personal Investment Class                                       24,375
------------------------------------------------------------------------
  Cash Management Class                                           15,689
------------------------------------------------------------------------
  Reserve Class                                                        9
------------------------------------------------------------------------
  Resource Class                                                   7,524
------------------------------------------------------------------------
  Corporate Class                                                      1
------------------------------------------------------------------------
Transfer agent fees                                               15,477
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         11,471
------------------------------------------------------------------------
Registration and filing fees                                      36,796
------------------------------------------------------------------------
Printing and postage                                              31,962
------------------------------------------------------------------------
Professional services fees                                        28,787
------------------------------------------------------------------------
Other                                                             30,109
========================================================================
     Total expenses                                              551,876
========================================================================
Less: Fees waived and expenses reimbursed                       (333,755)
========================================================================
     Net expenses                                                218,121
========================================================================
Net investment income                                          3,625,749
========================================================================
Net realized gain from investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $3,625,948
________________________________________________________________________
========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2006            2005
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 3,625,749     $   3,500,939
-------------------------------------------------------------------------------------------
  Net realized gain on investment securities                          199               365
===========================================================================================
    Net increase in net assets resulting from operations        3,625,948         3,501,304
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (1,869,806)       (1,311,658)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (913,112)       (1,414,678)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                      (107,967)         (116,255)
-------------------------------------------------------------------------------------------
  Cash Management Class                                          (594,355)         (376,931)
-------------------------------------------------------------------------------------------
  Reserve Class                                                       (30)               (6)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (140,287)         (281,411)
-------------------------------------------------------------------------------------------
  Corporate Class                                                    (192)               --
===========================================================================================
  Decrease in net assets resulting from distributions          (3,625,749)       (3,500,939)
===========================================================================================
Share transactions-net:
  Institutional Class                                          (7,795,711)       26,652,677
-------------------------------------------------------------------------------------------
  Private Investment Class                                    (27,343,452)     (207,122,742)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       683,029          (479,457)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         8,296,954        29,580,995
-------------------------------------------------------------------------------------------
  Reserve Class                                                   177,803                (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                2,732,026        (3,650,876)
-------------------------------------------------------------------------------------------
  Corporate Class                                                 269,440                --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (22,979,911)     (155,019,404)
===========================================================================================
    Net increase (decrease) in net assets                     (22,979,712)     (155,019,039)
===========================================================================================

NET ASSETS:

  Beginning of period                                         199,289,004       354,308,043
===========================================================================================
  End of period (including undistributed net investment
    income of $3,530 and $3,530, respectively)                $176,309,292    $ 199,289,004
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $258,959.

  The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $24,794.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $15,477.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $63,653, $17,875, $12,551, $8, $6,019 and $1, respectively, after FMC waived Plan fees of $63,652, $6,500, $3,138, $1, $1,505 and $0, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2006, the Fund paid legal fees of $2,782 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED                      YEAR ENDED
                                                                        FEBRUARY 28,                        AUGUST 31,
                                                                           2006(A)                             2005
                                                              ---------------------------------    -----------------------------
                                                                  SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,199,580,507    $ 1,199,580,507     636,405,085    $ 636,405,085
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       160,858,015        160,858,015     395,039,783      395,039,783
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       21,792,395         21,792,395      29,626,154       29,626,154
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          104,261,559        104,261,559     100,732,765      100,732,765
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                      177,796            177,796          46,969           46,969
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   4,727,794          4,727,794      72,172,246       72,172,246
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 269,440            269,440              --               --
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              1,109,418          1,109,418         352,603          352,603
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           293,929            293,929         403,335          403,335
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            3,291              3,291           3,349            3,349
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                              586,513            586,513         258,777          258,777
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                            7                  7              --               --
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     131,349            131,349         266,396          266,396
================================================================================================================================
Reacquired:
  Institutional Class                                         (1,208,485,636)    (1,208,485,636)   (610,105,011)    (610,105,011)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (188,495,396)      (188,495,396)   (602,565,860)    (602,565,860)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,112,657)       (21,112,657)    (30,108,960)     (30,108,960)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          (96,551,118)       (96,551,118)    (71,410,547)     (71,410,547)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           --                 --         (46,970)         (46,970)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  (2,127,117)        (2,127,117)    (76,089,518)     (76,089,518)
================================================================================================================================
                                                                 (22,979,911)   $   (22,979,911)   (155,019,404)   $(155,019,404)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESERVE CLASS
                                                              ----------------------------------------------------------
                                                                                                           JUNE 23, 2003
                                                                 SIX MONTHS            YEAR ENDED           (DATE SALES
                                                                   ENDED               AUGUST 31,          COMMENCED) TO
                                                                FEBRUARY 28,      ---------------------     AUGUST 31,
                                                                    2006           2005          2004          2003
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $    1.00        $1.00         $  1.00       $  1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.01         0.01           0.001(a)       0.01
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities                                             0.00         0.00           0.000          0.00
========================================================================================================================
    Total from investment operation                                   0.01         0.01           0.001          0.01
========================================================================================================================
Less distributions:
  Dividends from net investment income                               (0.01)       (0.01)         (0.001)        (0.01)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 --           --          (0.000)        (0.00)
========================================================================================================================
    Total distributions                                              (0.01)       (0.01)         (0.001)        (0.01)
========================================================================================================================
Net asset value, end of period                                   $    1.00        $1.00         $  1.00       $  1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                       1.50%        1.50%           0.15%         0.44%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period                                        $ 177,803        $   0         $     1       $15,794
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      0.99%(c)     0.99%           0.92%         0.93%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.39%(c)     1.41%           1.33%         1.32%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets                  2.98%(c)     1.53%           0.18%         0.41%(d)
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,792.
(d)  Annualized.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

    If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

    On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

- that the defendants permitted improper market timing and related activity in the AIM Funds;

- that certain AIM Funds inadequately employed fair value pricing;

- that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

- that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action

SHORT-TERM INVESTMENTS TRUST

Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also:
(i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Todd L. Spillane                              Suite 100
Carl Frischling                   Chief Compliance Officer                      Houston, TX 77046-1173
Robert H. Graham
Vice Chair                        Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   John M. Zerr                                  Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Raymond Stickel, Jr.              Legal Officer                                 CUSTODIAN
Mark H. Williamson                                                              The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.







                                                    [YOUR GOALS. OUR SOLUTIONS.]
                                                      --Registered Trademark--


                                                                      [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com       STIT-SAR-7     Fund Management Company            --Registered Trademark--

                                                                  RESOURCE CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                               FEBRUARY 28, 2006

                                                               SEMIANNUAL REPORT



SEMI                              [COVER IMAGE]
ANNUAL



=========================================
INSIDE THIS REPORT

Letter to Shareholders                  1

Fund Data                               2

Fund Objectives and Strategies          2

Letter from Independent
Chairman of Board of Trustees           4

Calculating Your Ongoing Fund
Expenses                                5

Approval of Investment Advisory
Agreements and Summary of Independent
Written Fee Evaluation                  6

Financial Pages:
   Liquid Assets Portfolio             10
   STIC Prime Portfolio                30
   Treasury Portfolio                  42
   Government & Agency Portfolio       52
   Government TaxAdvantage Portfolio   62    [YOUR GOALS. OUR SOLUTIONS.]
=========================================     --Registered Trademark--





                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST


                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Resource Class of Short-Term Investments Trust, part of
    [GRAHAM         AIM Cash Management, covering the six-month reporting period
     PHOTO]         ended February 28, 2006. Thank you for investing with us.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, each fund continued to provide competitive
                    returns. Each fund continued to maintain a relatively short
ROBERT H. GRAHAM    maturity structure to take advantage of any sudden rise in market yields.

                       Each fund also continued to hold the highest credit
                    quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of each fund's overall credit quality, market price exposure and management.

                    MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                    The economy continued to expand over the reporting period,
  [WILLIAMSON       albeit somewhat unevenly. The fourth quarter of 2005 marked
     PHOTO]         the end of remarkably stable growth in gross domestic
                    product (GDP), the broadest measure of U.S. economic activity. For eight consecutive quarters, GDP had risen at annualized rates of between 3.3% and 4.3%. A spike in energy prices before and after several severe hurricanes hit the U.S. Gulf Coast stifled consumer spending, widened the trade
MARK H. WILLIAMSON  gap and hurt retail sales. These, in turn, led to anemic GDP growth the fourth quarter. However, in January, retail sales rose by 2.9% and the jobless rate fell to 4.7%, which was the lowest reading since July 2001.

   The economy regained momentum at the beginning of the first quarter of 2006. From the end of 2003 to the close of the reporting period, the Federal Reserve Board (the Fed) raised the federal funds rate by 25 basis points (0.25%) 14 times, to 4.50%. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   Interest rates of short-term Treasuries have been volatile as the Fed has raised interest rates. At the close of the reporting period, the Treasury yield curve remained relatively flat, with the difference in yields between three-month Treasury securities and the 30-year Treasury bond less than 50 basis points (0.50%).


IN CONCLUSION

We are pleased to send you this report on your investment. AIM Investments--Registered Trademark-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,


/s/ ROBERT H. GRAHAM                             /s/ MARK H. WILLIAMSON

Robert H. Graham                                 Mark H. Williamson
Vice Chair & President, Short-Term               President, A I M Advisors, Inc.
Investments Trust

April 12, 2006


The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                                                    SHORT-TERM INVESTMENTS TRUST

===================================================================================================================

FUND DATA

DATA AS OF 2/28/06

FUND                                       YIELDS               WEIGHTED AVERAGE MATURITY               NET ASSETS
                                     7-DAY       MONTHLY      RANGE DURING             AT
                                   SEC YIELD      YIELD     REPORTING PERIOD       PERIOD END

Liquid Assets                        4.26%        4.24%        21-39 days            32 days          $986.6 million

STIC Prime                           4.33         4.29         10-22 days            15 days           375.4 million

Treasury                             4.15         4.13         22-39 days            30 days           343.3 million

Government & Agency                  4.24         4.21         20-40 days            33 days           244.4 million

Government TaxAdvantage              4.19         4.18         13-45 days            31 days             9.6 million



Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit
AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

===================================================================================================================

===================================================================================================================

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                      GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide     Government & Agency Portfolio seeks to
as high a level of current income as is      maximize current income consistent with
consistent with the preservation of          the preservation of capital and the
capital and liquidity.                       maintenance of liquidity.

   The Fund invests primarily in                The Fund invests in direct
short-term money market instruments that     obligations of the U.S. Treasury and
blend top-tier, high quality U.S.            other securities issued or guaranteed as
dollar-denominated obligations, which        to payment of principal and interest by
include commercial paper, certificates       the U.S. government or by its agencies
of deposit, master and promissory notes,     or instrumentalities, as well as
municipal securities and repurchase          repurchase agreements secured by such
agreements.                                  obligations. Securities purchased by the
                                             Fund will have maturities of 397 days or
STIC PRIME PORTFOLIO                         less.

STIC Prime Portfolio seeks to maximize       GOVERNMENT TAXADVANTAGE PORTFOLIO
current income consistent with the
preservation of capital and the              Government TaxAdvantage Portfolio seeks
maintenance of liquidity.                    to maximize current income consistent
                                             with the preservation of capital and the
   The Fund invests in high quality U.S.     maintenance of liquidity.
dollar-denominated commercial paper and
other commercial instruments with               The Fund may invest in direct
maturities of 60 days or less, including     obligations of the U.S. Treasury and in
certificates of deposit, repurchase          U.S. government agency securities with
agreements and master notes.                 maturities of 397 days or less. This is
                                             intended to provide shareholders with
TREASURY PORTFOLIO                           dividends exempt from state and local
                                             income taxes in some jurisdictions.
Treasury Portfolio seeks to maximize         Investors residing in states with state
current income consistent with the           income tax may find it more profitable
preservation of capital and the              to invest in this Fund than in a fund
maintenance of liquidity.                    not designed to comply with state tax
                                             considerations. This does not constitute
   The Fund invests in direct                tax advice. Please consult your tax
obligations of the U.S. Treasury and         advisor for your particular situation.
repurchase agreements backed by Treasury
obligations. Securities purchased by the
Fund will have maturities of 397 days or
less.

===================================================================================================================

SHORT-TERM INVESTMENTS TRUST


==============================================================================         =====================================
FUND COMPOSITION BY MATURITY                                                           FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/06                                                                 IN DAYS, AS OF 2/28/06

           LIQUID                        GOVERNMENT         GOVERNMENT                 STIC PRIME PORTFOLIO
           ASSETS         TREASURY        & AGENCY         TAXADVANTAGE
         PORTFOLIO*       PORTFOLIO      PORTFOLIO**        PORTFOLIO**                1-7                           42.3%

                                                                                       8-14                          11.0

1-7         66.0%          65.3%          72.6%               55.5%                    15-21                         11.2

8-30        13.6            3.9            2.0                15.5                     22-28                         16.0

31-90       11.8           14.7            8.9                14.6                     29-35                         10.2

91-180       3.5           16.1           11.7                11.6                     36-42                          4.5

181+         5.1            0.0            4.8                 2.8                     43-60                          4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

* The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

================================================================================



================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
                    independent chair--I can assure you that shareholder
   [CROCKETT        interests are at the forefront of every decision your board
     PHOTO]         makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:

                       o  Board approval of voluntary fee reductions, which are
BRUCE L. CROCKETT         saving shareholders more than $20 million annually,
                          based on asset levels as of March 31, 2005.

                       o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                       o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.



                   Sincerely,

                   /s/ BRUCE L. CROCKETT
                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds

                   April 12, 2006

SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of a Resource Class,        together with the amount you invested,        The hypothetical account values and
you incur ongoing costs, including           to estimate the expenses that you paid        expenses may not be used to estimate the
management fees, distribution and/or         over the period. Simply divide your           actual ending account balance or
service fees (12b-1) and other Fund          account value by $1,000 (for example, an      expenses you paid for the period. You
expenses. This example is intended to        $8,600 account value divided by $1,000 =      may use this information to compare the
help you understand your ongoing costs       8.6), then multiply the result by the         ongoing costs of investing in a Fund and
(in dollars) of investing in the Funds       number in the table under the heading         other funds. To do so, compare this 5%
and compare these costs with ongoing         entitled "Actual Expenses Paid During         hypothetical example with the 5%
costs of investing in other mutual           Period" to estimate the expenses you          hypothetical examples that appear in the
funds. The example is based on an            paid on your account during this period.      shareholder reports of the other funds.
investment of $1,000 invested at the
beginning of the period and held for the     HYPOTHETICAL EXAMPLE FOR                          Please note that the expenses shown
entire period September 1, 2005, through     COMPARISON PURPOSES                           in the table are meant to highlight your
February 28, 2006.                                                                         ongoing costs only. Therefore, the
                                             The table below also provides                 hypothetical information is useful in
ACTUAL EXPENSES                              information about hypothetical account        comparing ongoing costs only, and will
                                             values and hypothetical expenses based        not help you determine the relative
The table below provides information         on each Fund's actual expense ratio and       total costs of owning different funds.
about actual account values and actual       an assumed rate of return of 5% per year
expenses. You may use the information in     before expenses, which is not a Fund's
this table,                                  actual return.


====================================================================================================================================

                                                                                      HYPOTHETICAL
                                                  ACTUAL                  (5% ANNUAL RETURN BEFORE EXPENSES)
                       BEGINNING          ENDING              EXPENSES         ENDING             EXPENSES        ANNUALIZED
                     ACCOUNT VALUE     ACCOUNT VALUE        PAID DURING     ACCOUNT VALUE        PAID DURING        EXPENSE
FUND                   (9/1/05)        (2/28/06)(1)           PERIOD(2)       (2/28/06)           PERIOD(2)          RATIO
Liquid Assets         $1,000.00         $1,019.10              $1.60          $1,023.21             $1.61            0.32%
STIC Prime             1,000.00          1,019.30               1.40           1,023.41              1.40            0.28
Treasury               1,000.00          1,018.30               1.40           1,023.41              1.40            0.28
Government
& Agency               1,000.00          1,018.90               1.40           1,023.41              1.40            0.28
Government
TaxAdvantage           1,000.00          1,018.50               1.40           1,023.41              1.40            0.28





(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2005, through February 28, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.


(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by
    181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

                                                    SHORT-TERM INVESTMENTS TRUST


APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees (the "Board") of       to be provided by AIM under the Advisory      Government & Agency Portfolio
Short-Term Investments Trust (the            Agreement. Based on such review, the
"Trust") oversees the management of each     Board concluded that the range of             o The performance of the Fund relative
Fund of the Trust, and as required by        services to be provided by AIM under the      to comparable funds. The Board reviewed
law, determines annually whether to          Advisory Agreement was appropriate and        the performance of the Fund during the
approve the continuance of each Fund's       that AIM currently is providing services      past one, three and five calendar years
advisory agreement with A I M Advisors,      in accordance with the terms of the           against the performance of funds advised
Inc. ("AIM"). Based upon the                 Advisory Agreement.                           by other advisors with investment
recommendation of the Investments                                                          strategies comparable to those of the
Committee of the Board at a meeting held         o The quality of services to be           Fund. The Board noted that the Fund's
on June 30, 2005, the Board, including       provided by AIM. The Board reviewed the       performance in such periods was above
all of the independent trustees,             credentials and experience of the             the median performance of such
approved the continuance of the advisory     officers and employees of AIM who will        comparable funds. Based on this review,
agreement (the "Advisory Agreement")         provide investment advisory services to       the Board concluded that no changes
between each Fund and AIM for another        each Fund. In reviewing the                   should be made to the Fund and that it
year, effective July 1, 2005.                qualifications of AIM to provide              was not necessary to change the Fund's
                                             investment advisory services, the Board       portfolio management team at this time.
    The Board considered the factors         reviewed the qualifications of AIM's
discussed below in evaluating the            investment personnel and considered such      o The performance of the Fund relative
fairness and reasonableness of each          issues as AIM's portfolio and product         to indices. The Board reviewed the
Fund's Advisory Agreement at the meeting     review process, AIM's legal and               performance of the Fund during the past
on June 30, 2005 and as part of the          compliance function, AIM's use of             one, three and five calendar years
Board's ongoing oversight of each Fund.      technology, AIM's portfolio                   against the performance of the Lipper
In their deliberations, the Board and        administration function and the quality       Institutional US Government Money Market
the independent trustees did not             of AIM's investment research. Based on        Index. The Board noted that the Fund's
identify any particular factor that was      the review of these and other factors,        performance for the one and three year
controlling, and each trustee attributed     the Board concluded that the quality of       periods was above the performance of
different weights to the various             services to be provided by AIM was            such Index and comparable to such Index
factors.                                     appropriate and that AIM currently is         for the five year period. Based on this
                                             providing satisfactory services in            review, the Board concluded that no
    One of the responsibilities of the       accordance with the terms of the              changes should be made to the Fund and
Senior Officer of the Funds, who is          Advisory Agreement.                           that it was not necessary to change the
independent of AIM and AIM's affiliates,                                                   Fund's portfolio management team at this
is to manage the process by which the        o Meeting with the Funds' portfolio           time.
Funds' proposed management fees are          managers and investment personnel. With
negotiated to ensure that they are           respect to each Fund, the Board is            o Fees relative to those of clients of
negotiated in a manner which is at arm's     meeting periodically with each Fund's         AIM with comparable investment
length and reasonable. To that end, the      portfolio manager and/or other                strategies. The Board reviewed the
Senior Officer must either supervise a       investment personnel and believes that        advisory fee rate for the Fund under the
competitive bidding process or prepare       such individuals are competent and able       Advisory Agreement. The Board noted that
an independent written evaluation. The       to continue to carry out their                this rate was comparable to the advisory
Senior Officer has recommended an            responsibilities under the Advisory           fee rates for two institutional money
independent written evaluation in lieu       Agreement.                                    market funds, and lower than the
of a competitive bidding process and,                                                      advisory fee rates for a third
upon the direction of the Board, has         o Overall performance of AIM. The Board       institutional money market fund (which
prepared such an independent written         considered the overall performance of         has an "all-in" fee structure whereby
evaluation. Such written evaluation also     AIM in providing investment advisory and      AIM pays all of the fund's ordinary
considered certain of the factors            portfolio administrative services to          operating expenses), advised by AIM with
discussed below. In addition, as             each Fund and concluded that such             investment strategies comparable to
discussed below, the Senior Officer made     performance was satisfactory.                 those of the Fund. The Board noted that
certain recommendations to the Board in                                                    AIM has agreed to waive fees and/or
connection with such written evaluation.     o Independent written evaluation and          limit expenses of the Fund, as discussed
                                             recommendations of the Funds' Senior          below. Based on this review, the Board
    The discussion below serves as a         Officer. The Board noted that, upon           concluded that the advisory fee rate for
summary of the Senior Officer's              their direction, the Senior Officer of        the Fund under the Advisory Agreement
independent written evaluation and           the Funds, who is independent of AIM and      was fair and reasonable.
recommendations to the Board in              AIM's affiliates, had prepared an
connection therewith, as well as a           independent written evaluation in order       o Fees relative to those of comparable
discussion of the material factors and       to assist the Board in determining the        funds with other advisors. The Board
the conclusions with respect thereto         reasonableness of the proposed                reviewed the advisory fee rate for the
that formed the basis for the Board's        management fees of the AIM Funds,             Fund under the Advisory Agreement. The
approval of each Fund's Advisory             including these Funds. The Board noted        Board compared effective contractual
Agreement. After consideration of all of     that the Senior Officer's written             advisory fee rates at a common asset
the factors below and based on its           evaluation had been relied upon by the        level and noted that the Fund's rate was
informed business judgment, the Board        Board in this regard in lieu of a             below the median rate of the funds
determined that each Fund's Advisory         competitive bidding process. In               advised by other advisors with
Agreement is in the best interests of        determining whether to continue the           investment strategies comparable to
the Fund and its shareholders and that       Advisory Agreement for each Fund, the         those of the Fund that the Board
the compensation to AIM under each           Board considered the Senior Officer's         reviewed. The Board noted that AIM has
Fund's Advisory Agreement is fair and        written evaluation and the                    agreed to waive fees and/or limit
reasonable and would have been obtained      recommendation made by the Senior             expenses of the Fund, as discussed
through arm's length negotiations.           Officer to the Board that the Board           below. Based on this review, the Board
                                             consider implementing a process to            concluded that the advisory fee rate for
FUND-SPECIFIC FACTORS WITH THE SAME          assist them in more closely monitoring        the Fund under the Advisory Agreement
CONCLUSIONS                                  the performance of the AIM Funds. The         was fair and reasonable.
                                             Board concluded that it would be
The Board considered the following           advisable to implement such a process as      o Expense limitations and fee waivers.
fund-specific factors separately for         soon as reasonably practicable.               The Board noted that AIM has
each Fund and reached the same                                                             contractually agreed to waive fees
conclusions for each such Fund, which        FUND-SPECIFIC FACTORS WITH SEPARATE           and/or limit expenses of the Fund in an
conclusions are set forth below.             CONCLUSIONS                                   amount necessary to limit total annual
                                                                                           operating expenses to a specified
o The nature and extent of the advisory      The Board considered the following            percentage of average daily net assets
services to be provided by AIM. The          fund-specific factors separately for          for each class of the Fund. The Board
Board reviewed the services                  each Fund and reached separate                considered the contractual nature of
                                             conclusions for each such Fund, which         this fee waiver/expense
                                             conclusions are set forth below.
                                                                                                                      (continued)

SHORT-TERM INVESTMENTS TRUST

limitation and noted that it remains in      (which has an "all-in" fee structure          increased diversification or decreased
effect until August 31, 2006. The Board      whereby AIM pays all of the fund's            transaction costs. The Board also found
considered the effect this fee               ordinary operating expenses), advised by      that the Fund will not receive reduced
waiver/expense limitation would have on      AIM with investment strategies                services if it invests its cash balances
the Fund's estimated expenses and            comparable to those of the Fund. The          in such money market funds. The Board
concluded that the levels of fee             Board noted that AIM has agreed to waive      noted that, to the extent the Fund
waivers/expense limitations for the Fund     fees and/or limit expenses of the Fund,       invests in affiliated money market
were fair and reasonable.                    as discussed below. Based on this             funds, AIM has voluntarily agreed to
                                             review, the Board concluded that the          waive a portion of the advisory fees it
o Breakpoints and economies of scale.        advisory fee rate for the Fund under the      receives from the Fund attributable to
The Board reviewed the structure of the      Advisory Agreement was fair and               such investment. The Board further
Fund's advisory fee under the Advisory       reasonable.                                   determined that the proposed securities
Agreement, noting that it does not                                                         lending program and related procedures
include any breakpoints. The Board           o Fees relative to those of comparable        with respect to the lending Fund is in
considered whether it would be               funds with other advisors. The Board          the best interests of the lending Fund
appropriate to add advisory fee              reviewed the advisory fee rate for the        and its respective shareholders. The
breakpoints for the Fund or whether, due     Fund under the Advisory Agreement. The        Board therefore concluded that the
to the nature of the Fund and the            Board compared effective contractual          investment of cash collateral received
advisory fee structures of comparable        advisory fee rates at a common asset          in connection with the securities
funds, it was reasonable to structure        level and noted that the Fund's rate was      lending program in the money market
the advisory fee without breakpoints.        below the median rate of the funds            funds according to the procedures is in
Based on this review, the Board              advised by other advisors with                the best interests of the lending Fund
concluded that it was not necessary to       investment strategies comparable to           and its respective shareholders.
add advisory fee breakpoints to the          those of the Fund that the Board
Fund's advisory fee schedule. The Board      reviewed. The Board noted that AIM has        Liquid Assets Portfolio
reviewed the level of the Fund's             agreed to waive fees and/or limit
advisory fees, and noted that such fees,     expenses of the Fund, as discussed            o The performance of the Fund relative
as a percentage of the Fund's net            below. Based on this review, the Board        to comparable funds. The Board reviewed
assets, would remain constant under the      concluded that the advisory fee for the       the performance of the Fund during the
Advisory Agreement because the Advisory      Fund under the Advisory Agreement was         past one, three and five calendar years
Agreement does not include any               fair and reasonable.                          against the performance of funds advised
breakpoints. The Board concluded that                                                      by other advisors with investment
the Fund's fee levels under the Advisory     o Expense limitations and fee waivers.        strategies comparable to those of the
Agreement therefore would not reflect        The Board noted that AIM has                  Fund. The Board noted that the Fund's
economies of scale.                          contractually agreed to waive fees            performance in such periods was above
                                             and/or limit expenses of the Fund in an       the median performance of such
o Investments in affiliated money market     amount necessary to limit total annual        comparable funds. Based on this review,
funds. Not applicable because the Fund       operating expenses to a specified             the Board concluded that no changes
does not invest in affiliated money          percentage of average daily net assets        should be made to the Fund and that it
market funds.                                for each class of the Fund. The Board         was not necessary to change the Fund's
                                             considered the contractual nature of          portfolio management team at this time.
Government TaxAdvantage Portfolio            this fee waiver/expense limitation and
                                             noted that it remains in effect until         o The performance of the Fund relative
o The performance of the Fund relative       August 31, 2006. The Board considered         to indices. The Board reviewed the
to comparable funds. The Board reviewed      the effect this fee waiver/expense            performance of the Fund during the past
the performance of the Fund during the       limitation would have on the Fund's           one, three and five calendar years
past one, three and five calendar years      estimated expenses and concluded that         against the performance of the Lipper
against the performance of funds advised     the levels of fee waivers/expense             Institutional Money Market Index. The
by other advisors with investment            limitations for the Fund were fair and        Board noted that the Fund's performance
strategies comparable to those of the        reasonable.                                   in such periods was comparable to the
Fund. The Board noted that the Fund's                                                      performance of such Index. Based on this
performance for the one and three year       o Breakpoints and economies of scale.         review, the Board concluded that no
periods was above the median performance     The Board reviewed the structure of the       changes should be made to the Fund and
of such comparable funds and below such      Fund's advisory fee under the Advisory        that it was not necessary to change the
median performance for the five year         Agreement, noting that it includes two        Fund's portfolio management team at this
period. Based on this review, the Board      breakpoints. The Board reviewed the           time.
concluded that no changes should be made     level of the Fund's advisory fees, and
to the Fund and that it was not              noted that such fees, as a percentage of      o Fees relative to those of clients of
necessary to change the Fund's portfolio     the Fund's net assets, would decrease as      AIM with comparable investment
management team at this time.                net assets increase because the Advisory      strategies. The Board reviewed the
                                             Agreement includes breakpoints. The           advisory fee rate for the Fund under the
o The performance of the Fund relative       Board noted that, due to the Fund's           Advisory Agreement. The Board noted that
to indices. The Board reviewed the           current asset levels and the way in           this rate (i) was lower than the
performance of the Fund during the past      which the advisory fee breakpoints have       advisory fee rates for one retail money
one, three and five calendar years           been structured, the Fund has yet to          market fund, lower than the advisory fee
against the performance of the Lipper        benefit from the breakpoints. The Board       rates for one institutional money market
Institutional US Government Money Market     concluded that the Fund's fee levels          fund (which has an "all-in" fee
Index. The Board noted that the Fund's       under the Advisory Agreement therefore        structure whereby AIM pays all of the
performance for the one and three year       would reflect economies of scale at           fund's ordinary operating expenses), the
periods was above the performance of         higher asset levels and that it was not       same as the advisory fee rates for a
such Index and comparable to such Index      necessary to change the advisory fee          second such institutional money market
for the five year period. Based on this      breakpoints in the Fund's advisory fee        fund, and comparable to the advisory fee
review, the Board concluded that no          schedule.                                     rates for a third such institutional
changes should be made to the Fund and                                                     money market fund, advised by AIM with
that it was not necessary to change the      o Investments in affiliated money market      investment strategies comparable to
Fund's portfolio management team at this     funds. The Board also took into account       those of the Fund; (ii) was lower than
time.                                        the fact that uninvested cash and cash        the advisory fee rates for a variable
                                             collateral from securities lending            insurance fund advised by AIM and
o Fees relative to those of clients of       arrangements (collectively, "cash             offered to insurance company separate
AIM with comparable investment               balances") of the Fund may be invested        accounts with investment strategies
strategies. The Board reviewed the           in money market funds advised by AIM          comparable to those of the Fund; (iii)
advisory fee rate for the Fund under the     pursuant to the terms of an SEC               was lower than the advisory fee rates
Advisory Agreement. The Board noted that     exemptive order. The Board found that         for one
this rate was comparable to the advisory     the Fund may realize certain benefits
fee rates for two institutional money        upon investing cash balances in AIM                                         (continued)
market funds, and lower than the             advised money market funds, including a
advisory fee rates for a third               higher net return, increased liquidity,
institutional money market fund

                                                    SHORT-TERM INVESTMENTS TRUST


offshore fund for which an AIM affiliate     STIC Prime Portfolio                         rates at a common asset level and noted
serves as advisor with investment                                                         that the Fund's rate was below the
strategies comparable to those of the        o The performance of the Fund relative       median rate of the funds advised by
Fund; and (iv) was higher than the           to comparable funds. The Board reviewed      other advisors with investment
advisory fee rates for one unregistered      the performance of the Fund during the       strategies comparable to those of the
pooled investment vehicle, comparable to     past one, three and five calendar years      Fund that the Board reviewed. The Board
the advisory fee rates for a second such     against the performance of funds advised     noted that AIM has agreed to waive fees
vehicle, and the same as the advisory        by other advisors with investment            and/or limit expenses of the Fund, as
fee rates for a third such vehicle, for      strategies comparable to those of the        discussed below. Based on this review,
which an AIM affiliate serves as advisor     Fund. The Board noted that the Fund's        the Board concluded that the advisory
with investment strategies comparable to     performance for the three and five year      fee rate for the Fund under the Advisory
those of the Fund. The Board noted that      periods was below the median performance     Agreement was fair and reasonable.
AIM has agreed to waive fees and/or          of such comparable funds and above such
limit expenses of the Fund, as discussed     median performance for the one year          o Expense limitations and fee waivers.
below. Based on this review, the Board       period. Based on this review, the Board      The Board noted that AIM has
concluded that the advisory fee rate for     concluded that no changes should be made     contractually agreed to waive fee and/or
the Fund under the Advisory Agreement        to the Fund and that it was not              limit expenses of the Fund in an amount
was fair and reasonable.                     necessary to change the Fund's portfolio     necessary to limit total annual
                                             management team at this time.                operating expenses to a specified
o Fees relative to those of comparable                                                    percentage of average daily net assets
funds with other advisors. The Board         o The performance of the Fund relative       for each class of the Fund. The Board
reviewed the advisory fee rate for the       to indices. The Board reviewed the           considered the contractual nature of
Fund under the Advisory Agreement. The       performance of the Fund during the past      this fee waiver/expense limitation and
Board compared effective contractual         one, three and five calendar years           noted that it remains in effect until
advisory fee rates at a common asset         against the performance of the Lipper        August 31, 2006. The Board considered
level and noted that the Fund's rate was     Institutional Money Market Fund Index.       the effect this fee waiver/expense
below the median rate of the funds           The Board noted that the Fund's              limitation would have on the Fund's
advised by other advisors with               performance in such periods was at or        estimated expenses and concluded that
investment strategies comparable to          comparable to the performance of such        the levels of fee waivers/expense
those of the Fund that the Board             Index. Based on this review, the Board       limitations for the Fund were fair and
reviewed. The Board noted that AIM has       concluded that no changes should be made     reasonable.
agreed to waive fees and/or limit            to the Fund and that it was not
expenses of the Fund, as discussed           necessary to change the Fund's portfolio     o Breakpoints and economies of scale.
below. Based on this review, the Board       management team at this time.                The Board reviewed the structure of the
concluded that the advisory fee rate for                                                  Fund's advisory fee under the Advisory
the Fund under the Advisory Agreement        o Fees relative to those of clients of       Agreement, noting that it does not
was fair and reasonable.                     AIM with comparable investment               include any breakpoints. The Board
                                             strategies. The Board reviewed the           considered whether it would be
o Expense limitations and fee waivers.       advisory fee rate for the Fund under the     appropriate to add advisory fee
The Board noted that AIM has                 Advisory Agreement. The Board noted that     breakpoints for the Fund or whether, due
contractually agreed to waive fees           this rate (i) was lower than the             to the nature of the Fund and the
and/or limit expenses of the Fund in an      advisory fee rates for one retail money      advisory fee structures of comparable
amount necessary to limit total annual       market fund, lower than the advisory fee     funds, it was reasonable to structure
operating expenses to a specified            rates for one institutional money market     the advisory fee without breakpoints.
percentage of average daily net assets       fund (which has an "all-in" fee              Based on this review, the Board
for each class of the Fund. The Board        structure whereby AIM pays all of the        concluded that it was not necessary to
considered the contractual nature of         fund's ordinary operating expenses), the     add advisory fee breakpoints to the
this fee waiver/expense limitation and       same as the advisory fee rates for a         Fund's advisory fee schedule. The Board
noted that it remains in effect until        second such institutional money market       reviewed the level of the Fund's
August 31, 2006. The Board considered        fund, and comparable to the advisory fee     advisory fees, and noted that such fees,
the effect this fee waiver/expense           rates for a third such institutional         as a percentage of the Fund's net
limitation would have on the Fund's          money market fund, advised by AIM with       assets, would remain constant under the
estimated expenses and concluded that        investment strategies comparable to          Advisory Agreement because the Advisory
the levels of fee waivers/expense            those of the Fund; (ii) was lower than       Agreement does not include any
limitations for the Fund were fair and       the advisory fee rates for a variable        breakpoints. The Board concluded that
reasonable.                                  insurance fund advised by AIM and            the Fund's fee levels under the Advisory
                                             offered to insurance company separate        Agreement therefore would not reflect
o Breakpoints and economies of scale.        accounts with investment strategies          economies of scale.
The Board reviewed the structure of the      comparable to those of the Fund; (iii)
Fund's advisory fee under the Advisory       was lower than the advisory fee rates        o Investments in affiliated money market
Agreement, noting that it does not           for one offshore fund for which an AIM       funds. Not applicable because the Fund
include any breakpoints. The Board           affiliate serves as advisor with             does not invest in affiliated money
considered whether it would be               investment strategies comparable to          market funds.
appropriate to add advisory fee              those of the Fund; and (iv) was higher
breakpoints for the Fund or whether, due     than the advisory fee rates for one          Treasury Portfolio
to the nature of the Fund and the            unregistered pooled investment vehicle,
advisory fee structures of comparable        comparable to the advisory fee rates for     o The performance of the Fund relative
funds, it was reasonable to structure        a second such vehicle, and the same as       to comparable funds. The Board reviewed
the advisory fee without breakpoints.        the advisory fee rates for a third such      the performance of the Fund during the
Based on this review, the Board              vehicle, for which an AIM affiliate          past one, three and five calendar years
concluded that it was not necessary to       serves as advisor with investment            against the performance of funds advised
add advisory fee breakpoints to the          strategies comparable to those of the        by other advisors with investment
Fund's advisory fee schedule. The Board      Fund. The Board noted that AIM has           strategies comparable to those of the
reviewed the level of the Fund's             agreed to waive fees and/or limit            Fund. The Board noted that the Fund's
advisory fees, and noted that such fees,     expenses of the Fund, as discussed           performance in such periods was above
as a percentage of the Fund's net            below. Based on this review, the Board       the median performance of such
assets, would remain constant under the      concluded that the advisory fee rate for     comparable funds. Based on this review,
Advisory Agreement because the Advisory      the Fund under the Advisory Agreement        the Board concluded that no changes
Agreement does not include any               was fair and reasonable.                     should be made to the Fund and that it
breakpoints. The Board concluded that                                                     was not necessary to change the Fund's
the Fund's fee levels under the Advisory     o Fees relative to those of comparable       portfolio management team at this time.
Agreement therefore would not reflect        funds with other advisors. The Board
economies of scale.                          reviewed the advisory fee rate for the       o The performance of the Fund relative
                                             Fund under the Advisory Agreement. The       to indices. The Board reviewed the
o Investments in affiliated money market     Board compared effective contractual         performance of the Fund during the past
funds. Not applicable because the Fund       advisory fee                                 one, three and five calendar years
does not invest in affiliated money                                                       against the performance of the Lipper
market funds.                                                                             Institutional

                                                                                                                      (continued)

SHORT-TERM INVESTMENTS TRUST


US Treasury Money Market Index. The          advisory fee schedule. The Board              o Benefits of soft dollars to AIM. The
Board noted that the Fund's performance      reviewed the level of the Fund's              Board considered the benefits realized
for the one and three year periods was       advisory fees, and noted that such fees,      by AIM as a result of brokerage
above the performance of such Index and      as a percentage of the Fund's net             transactions executed through "soft
comparable to such Index for the five        assets, would remain constant under the       dollar" arrangements. Under these
year period. Based on this review, the       Advisory Agreement because the Advisory       arrangements, brokerage commissions paid
Board concluded that no changes should       Agreement does not include any                by other funds advised by AIM are used
be made to the Fund and that it was not      breakpoints. The Board concluded that         to pay for research and execution
necessary to change the Fund's portfolio     the Fund's fee levels under the Advisory      services. This research may be used by
management team at this time.                Agreement therefore would not reflect         AIM in making investment decisions for
                                             economies of scale.                           the Fund. The Board concluded that such
o Fees relative to those of clients of                                                     arrangements were appropriate.
AIM with comparable investment               o Investments in affiliated money market
strategies. The Board reviewed the           funds. The Board also took into account       o AIM's financial soundness in light of
advisory fee rate for the Fund under the     the fact that uninvested cash and cash        the Funds' needs. The Board considered
Advisory Agreement. The Board noted that     collateral from securities lending            whether AIM is financially sound and has
this rate was comparable to the advisory     arrangements (collectively, "cash             the resources necessary to perform its
fee rates for two institutional money        balances") of the Fund may be invested        obligations under the Advisory
market funds, and lower than the             in money market funds advised by AIM          Agreement, and concluded that AIM has
advisory fee rates for a third               pursuant to the terms of an SEC               the financial resources necessary to
institutional money market fund (which       exemptive order. The Board found that         fulfill its obligations under the
has an "all-in" fee structure whereby        the Fund may realize certain benefits         Advisory Agreement.
AIM pays all of the fund's ordinary          upon investing cash balances in AIM
operating expenses), advised by AIM with     advised money market funds, including a       o Historical relationship between each
investment strategies comparable to          higher net return, increased liquidity,       Fund and AIM. In determining whether to
those of the Fund. The Board noted that      increased diversification or decreased        continue the Advisory Agreement for each
AIM has agreed to waive fees and/or          transaction costs. The Board also found       Fund, the Board also considered the
limit expenses of the Fund, as discussed     that the Fund will not receive reduced        prior relationship between AIM and each
below. Based on this review, the Board       services if it invests its cash balances      Fund, as well as the Board's knowledge
concluded that the advisory fee rate for     in such money market funds. The Board         of AIM's operations, and concluded that
the Fund under the Advisory Agreement        noted that, to the extent the Fund            it was beneficial to maintain the
was fair and reasonable.                     invests in affiliated money market            current relationship, in part, because
                                             funds, AIM has voluntarily agreed to          of such knowledge. The Board also
o Fees relative to those of comparable       waive a portion of the advisory fees it       reviewed the general nature of the
funds with other advisors. The Board         receives from the Fund attributable to        non-investment advisory services
reviewed the advisory fee rate for the       such investment. The Board further            currently performed by AIM and its
Fund under the Advisory Agreement. The       determined that the proposed securities       affiliates, such as administrative,
Board compared effective contractual         lending program and related procedures        transfer agency and distribution
advisory fee rates at a common asset         with respect to the lending Fund is in        services, and the fees received by AIM
level and noted that the Fund's rate was     the best interests of the lending Fund        and its affiliates for performing such
below the median rate of the funds           and its respective shareholders. The          services. In addition to reviewing such
advised by other advisors with               Board therefore concluded that the            services, the trustees also considered
investment strategies comparable to          investment of cash collateral received        the organizational structure employed by
those of the Fund that the Board             in connection with the securities             AIM and its affiliates to provide those
reviewed. The Board noted that AIM has       lending program in the money market           services. Based on the review of these
agreed to waive fees and/or limit            funds according to the procedures is in       and other factors, the Board concluded
expenses of the Fund, as discussed           the best interests of the lending Fund        that AIM and its affiliates were
below. Based on this review, the Board       and its respective shareholders.              qualified to continue to provide
concluded that the advisory fee rate for                                                   non-investment advisory services to each
the Fund under the Advisory Agreement        GLOBAL FACTORS                                Fund, including administrative, transfer
was fair and reasonable.                                                                   agency and distribution services, and
                                             The Board considered the following            that AIM and its affiliates currently
o Expense limitations and fee waivers.       global factors for each Fund and reached      are providing satisfactory noninvestment
The Board noted that AIM has                 the same conclusions for each such Fund,      advisory services.
contractually agreed to waive fees           which conclusions are set forth below.
and/or limit expenses of the Fund in an                                                    o Other factors and current trends. In
amount necessary to limit total annual       o Profitability of AIM and its                determining whether to continue the
operating expenses to a specified            affiliates. The Board reviewed                Advisory Agreement for each Fund, the
percentage of average daily net assets       information concerning the profitability      Board considered the fact that AIM,
for each class of the Fund. The Board        of AIM's (and its affiliates')                along with others in the mutual fund
considered the contractual nature of         investment advisory and other activities      industry, is subject to regulatory
this fee waiver/expense limitation and       and its financial condition. The Board        inquiries and litigation related to a
noted that it remains in effect until        considered the overall profitability of       wide range of issues. The Board also
August 31, 2006. The Board considered        AIM,. as well as the profitability of         considered the governance and compliance
the effect this fee waiver/expense           AIM in connection with managing each          reforms being undertaken by AIM and its
limitation would have on the Fund's          Fund. The Board noted that AIM's              affiliates, including maintaining an
estimated expenses and concluded that        operations remain profitable, although        internal controls committee and
the levels of fee waivers/expense            increased expenses in recent years have       retaining an independent compliance
limitations for the Fund were fair and       reduced AIM's profitability. Based on         consultant, and the fact that AIM has
reasonable.                                  the review of the profitability of AIM,       undertaken to cause each Fund to operate
                                             as well as the profitability of AIM in        in accordance with certain governance
o Breakpoints and economies of scale.        connection with managing each Fund. The       policies and practices. The Board
The Board reviewed the structure of the      Board noted that AIM's operations remain      concluded that these actions indicated a
Fund's advisory fee under the Advisory       profitable, although increased expenses       good faith effort on the part of AIM to
Agreement, noting that it does not           in recent years have reduced AIM's            adhere to the highest ethical standards,
include any breakpoints. The Board           profitability. Based on the review of         and determined that the current
considered whether it would be               the profitability of AIM's and its            regulatory and litigation environment to
appropriate to add advisory fee              affiliates' investment advisory and           which AIM is subject should not prevent
breakpoints for the Fund or whether, due     other activities and its financial            the Board from continuing the Advisory
to the nature of the Fund and the            condition, the Board concluded that the       Agreement for each Fund.
advisory fee structures of comparable        compensation to be paid by each Fund to
funds, it was reasonable to structure        AIM under its Advisory Agreement was not
the advisory fee without breakpoints.        excessive.
Based on this review the Board concluded
that it was not necessary to add
advisory fee breakpoints to the Fund's

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
TIME DEPOSITS-18.20%(a)

Deutsche Bank A.G. (Cayman Islands)
  4.53%                                        03/01/06   $  400,000   $   400,000,000
--------------------------------------------------------------------------------------
  4.58%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. (Cayman Islands)
  4.54%                                        03/01/06      300,000       300,000,000
--------------------------------------------------------------------------------------
Fifth Third Bank (Cayman Islands)
  4.53%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
ING Belgium S.A./N.V. (Belgium)
  4.56%                                        03/01/06      500,000       500,000,000
--------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank (Cayman Islands)
  4.50%                                        03/01/06      245,844       245,843,987
--------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.58%                                        03/01/06      350,000       350,000,000
--------------------------------------------------------------------------------------
U.S. Bank, N.A. (Cayman Islands)
  4.53%                                        03/01/06    1,000,000     1,000,000,000
======================================================================================
    Total Time Deposits (Cost $3,795,843,987)                            3,795,843,987
======================================================================================


COMMERCIAL PAPER-17.70%(b)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-2.28%


Amstel Funding Corp.(c)(d)
  (Acquired 01/05/06; Cost $98,890,000)
  4.44%                                        04/05/06      100,000        99,568,333
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $36,096,980)
  4.46%                                        04/11/06       36,504        36,318,580
--------------------------------------------------------------------------------------
  (Acquired 11/30/05; Cost $97,809,625)
  4.46%                                        05/26/06      100,000        98,935,750
--------------------------------------------------------------------------------------
  (Acquired 12/14/05; Cost $97,740,000)
  4.52%                                        06/14/06      100,000        98,681,667
--------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $71,651,331)
  4.55%                                        07/11/06       73,308        72,086,322
--------------------------------------------------------------------------------------
  (Acquired 01/18/06; Cost $69,899,116)
  4.56%                                        07/17/06       71,530        70,279,656
======================================================================================
                                                                           475,870,308
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------



ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-0.11%(c)


Old Line Funding, LLC (Acquired 01/13/06;
  Cost $22,967,002)
  4.41%                                        03/01/06   $   23,100   $    23,100,000
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.94%


Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 01/10/06; Cost
  $44,497,125)
  4.47%(c)                                     04/12/06       45,000        44,765,325
--------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC(c)-Series
  A (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 09/08/05; Cost
  $98,063,722)
  3.83%                                        03/09/06      100,000        99,914,889
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $182,625,287)
  4.47%                                        04/10/06      184,666       183,748,826
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 12/15/05; Cost $75,007,818)
  4.53%(c)(d)                                  06/14/06       76,756        75,741,861
--------------------------------------------------------------------------------------
Picaros Funding PLC/LLC (CEP-KBC Bank N.V.)
  (Acquired 01/11/06; Cost $103,839,663)
  4.47%(c)(d)                                  04/11/06      105,000       104,465,462
--------------------------------------------------------------------------------------
Steamboat Funding Corp. (CEP-Royal Bank of
  Scotland PLC) (Acquired 02/24/06; Cost
  $104,545,277)
  4.56%(c)(d)                                  03/10/06      104,731       104,611,607
======================================================================================
                                                                           613,247,970
======================================================================================


ASSET-BACKED SECURITIES- MULTI-PURPOSE-4.73%


Amsterdam Funding Corp. (Acquired 02/07/06;
  Cost $49,855,931)
  4.51%(c)(d)                                  03/02/06       50,000        49,993,736
--------------------------------------------------------------------------------------
Barton Capital LLC (Acquired 02/21/06; Cost
  $73,197,101)
  4.51%(c)                                     03/22/06       73,464        73,270,728
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Charta LLC (Acquired 02/07/06; Cost
  $99,711,222)
  4.52%(c)                                     03/02/06   $  100,000   $    99,987,445
--------------------------------------------------------------------------------------
CRC Funding LLC(c) (Acquired 01/13/06; Cost
  $52,694,853)
  4.41%                                        03/01/06       53,000        53,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/07/06; Cost $49,639,792)
  4.55%                                        04/05/06       50,000        49,778,819
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  02/07/06; Cost $101,006,999)
  4.55%(c)                                     04/04/06      101,727       101,289,857
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC (Acquired
  02/17/06; Cost $63,918,218)
  4.52%(c)                                     03/07/06       64,063        64,014,739
--------------------------------------------------------------------------------------
Jupiter Securitization Corp.(c)
  (Acquired 02/06/06; Cost $51,230,662)
  4.51%                                        03/06/06       51,411        51,378,797
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $60,003,210)
  4.51%                                        03/07/06       60,222        60,176,733
--------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $75,002,908)
  4.52%                                        03/10/06       75,277        75,191,937
--------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/07/06; Cost $96,024,624)
  4.51%(c)                                     03/10/06       96,399        96,290,310
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 02/06/06;
  Cost $82,611,453)
  4.51%(c)                                     03/03/06       82,871        82,850,236
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
  02/08/06; Cost $79,584,851)
  4.51%(c)                                     03/08/06       79,865        79,794,963
--------------------------------------------------------------------------------------
Yorktown Capital LLC 4.51%                     03/02/06       50,000        49,993,736
======================================================================================
                                                                           987,012,036
======================================================================================

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-3.31%

Grampian Funding Ltd./LLC (United Kingdom)(c)
  (Acquired 11/23/05; Cost $107,580,000)
  4.40%                                        05/22/06      110,000       108,897,555
--------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $242,088,583)
  4.65%                                        05/17/06      245,000       242,563,271
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Grenadier Funding Ltd./Corp. (Acquired
  02/06/06; Cost $53,798,027)
  4.57%(c)                                     04/07/06   $   54,204   $    53,949,407
--------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/24/06; Cost $96,593,708)
  4.54%(c)                                     03/24/06       96,936        96,654,832
--------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC (Acquired 02/07/06;
  Cost $53,372,123)
  4.51%(c)(d)                                  03/07/06       53,560        53,519,741
--------------------------------------------------------------------------------------
Sigma Finance Inc.(c)(d)
  (Acquired 09/08/05; Cost $98,085,000)
  3.83%                                        03/07/06      100,000        99,936,166
--------------------------------------------------------------------------------------
  (Acquired 12/01/05; Cost $34,219,500)
  4.46%                                        05/30/06       35,000        34,609,750
======================================================================================
                                                                           690,130,722
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.35%(c)


Eureka Securitization, Inc. (Acquired
  02/08/06; Cost $73,241,607)
  4.52%                                        03/08/06       73,500        73,435,402
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.72%


Citigroup Funding Inc.
  4.66%                                        05/18/06       50,000        49,495,167
--------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate
  4.62%(e)                                     04/11/06      100,000       100,000,000
======================================================================================
                                                                           149,495,167
======================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.07%


General Electric Capital Corp.
  3.88%                                        05/26/06      200,000       198,146,222
--------------------------------------------------------------------------------------
  3.91%                                        03/02/06       40,000        39,995,656
--------------------------------------------------------------------------------------
  4.40%                                        05/22/06       70,000        69,298,444
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  4.55%                                        07/10/06      125,000       122,932,656
======================================================================================
                                                                           430,372,978
======================================================================================

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

REGIONAL BANKS-1.19%

Nationwide Building Society(c)(d)
  (Acquired 01/11/06; Cost $98,882,500)
  4.47%                                        04/12/06   $  100,000   $    99,478,500
--------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $74,438,271)
  4.57%                                        04/10/06       75,000        74,619,167
--------------------------------------------------------------------------------------
Northern Rock PLC
  4.15%(d)                                     04/07/06       75,000        74,680,104
======================================================================================
                                                                           248,777,771
======================================================================================
    Total Commercial Paper (Cost
      $3,691,442,354)                                                    3,691,442,354
======================================================================================

CERTIFICATES OF DEPOSIT-11.30%

Banco Bilbao Vizcaya Argentaria, S.A.
  4.35%                                        09/29/06       50,000        49,998,586
--------------------------------------------------------------------------------------
  4.52%                                        04/11/06      100,000       100,001,126
--------------------------------------------------------------------------------------
  4.76%                                        12/18/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  4.52%                                        03/24/06      200,000       200,000,000
--------------------------------------------------------------------------------------
BNP Paribas S.A. (United Kingdom)
  4.10%                                        06/22/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Calyon
  4.01%                                        07/20/06       25,000        24,914,979
--------------------------------------------------------------------------------------
Deutsche Bank A.G.
  4.53%                                        05/05/06      100,000       100,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  3.75%                                        06/13/06       50,000        50,000,000
--------------------------------------------------------------------------------------
  4.49%                                        04/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  4.75%                                        10/25/06      125,000       125,000,000
--------------------------------------------------------------------------------------
  4.99%                                        02/12/07      100,000        99,990,518
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  4.30%                                        09/28/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland
  3.59%                                        06/07/06       50,000        49,998,687
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06      100,000        99,997,374
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A.
  4.54%                                        03/28/06      146,000       146,000,420
--------------------------------------------------------------------------------------
  4.79%                                        07/10/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom)
  4.50%                                        04/10/06      100,000        99,997,740
--------------------------------------------------------------------------------------
  4.64%                                        07/10/06      200,000       199,992,035
--------------------------------------------------------------------------------------
  4.79%                                        12/14/06      100,000       100,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

Svenska Handelsbanken A.B.
  4.77%                                        12/19/06   $   60,000   $    60,000,000
--------------------------------------------------------------------------------------
  4.95%                                        02/07/07       50,000        50,000,000
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom)
  4.70%                                        05/16/06      100,000       100,000,000
--------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $2,355,891,465)                                                    2,355,891,465
======================================================================================

VARIABLE RATE DEMAND NOTES-7.48%(a)(f)

INSURED-1.73%(g)(h)

Alaska (State of) Housing Finance Corp.;
  Series 2002 B Taxable Home Mortgage RB
  (INS- Financial Security Assurance Inc.)
  4.56%                                        12/01/36        8,100         8,100,000
--------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  4.56%                                        08/01/29        5,000         5,000,000
--------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Series 2005 B Taxable COP
  (INS-Ambac Assurance Corp.)
  4.55%                                        12/15/18       19,930        19,930,000
--------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B Taxable RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        05/15/25        1,900         1,900,000
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C Taxable RB (INS-MBIA
  Insurance Corp.)
  4.56%                                        07/01/24       32,695        32,695,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/32       15,370        15,370,000
--------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        2,000         2,000,000
--------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  4.56%                                        09/01/34        4,750         4,750,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II;(c)
  Series 2001 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  11/14/02; Cost $25,000,000)
  4.56%                                        09/01/36   $   25,000   $    25,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  4.56%                                        08/01/37       60,000        60,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  4.56%                                        08/01/37       40,000        40,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  4.56%                                        08/01/37       50,000        50,000,000
--------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital &
  Healthcare Services; Series 1994 A Taxable
  RB (INS-MBIA Insurance Corp.)
  4.56%                                        11/01/15        3,700         3,700,000
--------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  4.56%                                        09/01/35        6,500         6,500,000
--------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002
  Refunding Special Obligation Taxable RB
  (INS- Ambac Assurance Corp.)
  4.60%                                        07/01/32       14,305        14,305,000
--------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group) Sub- Series 2005
  B1 Taxable RB (INS-Ambac Assurance Corp.)
  4.54%                                        07/01/22       22,000        22,000,000
======================================================================================
                                                                           361,250,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


LETTER OF CREDIT ENHANCED-5.75%(i)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/44   $   12,000   $    12,000,000
--------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     06/01/17        9,550         9,550,000
--------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B Refunding Taxable Electric RB
  (LOC-Dexia Group S.A.)
  4.57%(d)(h)                                  07/01/26        4,450         4,450,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     08/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  4.60%(h)                                     05/01/31       30,000        30,000,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Citizen's Bank of Pennsylvania)
  4.62%(h)                                     02/01/15       50,720        50,720,000
--------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project) Series 1999 B Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.58%(h)                                     01/01/15       14,550        14,550,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/08       37,000        37,000,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     09/01/30        6,000         6,000,000
--------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A Taxable RB
  (LOC-LaSalle Bank, N.A.)
  4.60%(e)                                     02/15/27       11,800        11,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  4.55%(h)                                     12/01/36       61,790        61,790,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of) Biola University;(d)(h)
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  4.60%                                        10/01/34   $   12,300   $    12,300,000
--------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  4.60%                                        10/01/34       12,300        12,300,000
--------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5 Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  4.56%(h)                                     07/01/36       43,400        43,400,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC;(h)
  Series 2005-A Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        8,500         8,500,000
--------------------------------------------------------------------------------------
  Series 2005-B Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        07/01/25        1,350         1,350,000
--------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        06/01/32          700           700,000
--------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  4.62%                                        12/01/12        1,100         1,100,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;(h)
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        12/02/19        8,638         8,638,000
--------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        07/01/20        7,422         7,422,000
--------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  4.58%                                        09/01/20        4,000         4,000,000
--------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     09/01/34       18,245        18,245,000
--------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     11/01/28       12,080        12,080,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     07/01/20   $   12,800   $    12,800,000
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Series 2005 F Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/21        4,890         4,890,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     02/02/43       12,985        12,985,000
--------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Series 2005 RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     01/01/26        7,300         7,300,000
--------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A Taxable
  RB (LOC-Deutsche Bank A.G.)
  4.62%(d)(h)                                  05/01/09       39,330        39,330,000
--------------------------------------------------------------------------------------
Dome Corp. Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     08/31/16       10,300        10,300,000
--------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     12/01/15        8,000         8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005 Floating Rate
  Notes (LOC-Wachovia Bank, N.A.)
  4.57%(a)(h)                                  07/01/30        1,000         1,000,000
--------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  4.69%(h)                                     10/15/27          320           320,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  4.47%(h)                                     01/01/25       10,745        10,745,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  4.62%(h)                                     03/01/31   $   31,385   $    31,385,000
--------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B
  Refunding RB (LOC-Bank of New York)
  4.60%(h)                                     07/01/35        6,300         6,300,000
--------------------------------------------------------------------------------------
Hunter'sRidge/Southpointe; Series 2005
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  4.57%(h)                                     06/01/25        6,560         6,560,000
--------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     09/01/31        7,800         7,800,000
--------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        2,195         2,195,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     12/01/39       16,750        16,750,000
--------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/09        5,605         5,605,000
--------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.52%(h)                                     09/01/33        7,270         7,270,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  4.62%(h)                                     06/01/20          380           380,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $150,710,000)
  4.56%(c)(h)                                  02/01/41      150,710       150,710,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/18   $   55,200   $    55,200,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  4.57%(h)                                     12/01/53        3,575         3,575,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001 Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  4.55%(h)                                     06/01/36       36,300        36,300,000
--------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005 Taxable RB (LOC-Allied Irish Banks
  PLC)
  4.54%(d)(h)                                  11/01/35       13,250        13,250,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  4.60%(h)                                     08/01/16        9,985         9,985,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B Refunding Taxable Ltd.
  Obligation RB (LOC-Fifth Third Bank)
  4.57%(h)                                     11/01/28        7,760         7,760,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005 Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     10/01/25       21,000        21,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004 Taxable
  IDR (LOC-Bank of America, N.A.)
  4.60%(h)                                     03/01/19        7,000         7,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003 Taxable IDR (LOC-JPMorgan Chase Bank)
  4.57%(h)                                     12/01/27        7,330         7,330,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     12/01/20   $    9,000   $     9,000,000
--------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/24        2,305         2,305,000
--------------------------------------------------------------------------------------
New Mexico (State of), Laguna Development
  Corp. (Pueblo of Laguna); Series 2005
  Taxable RB (LOC-JPMorgan Chase Bank)
  4.53%(h)                                     12/01/20       17,049        17,048,880
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B Taxable RB
  (LOC-Bank of New York)
  4.55%(h)                                     11/01/37        1,050         1,050,000
--------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  4.55%(h)                                     09/15/07        4,700         4,700,000
--------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.61%(h)                                     01/01/20        2,110         2,110,000
--------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     02/01/23        6,900         6,900,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     05/01/27        3,270         3,270,000
--------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C Taxable RB (LOC-Bank of
  America, N.A.)
  4.50%(h)                                     02/15/21        7,500         7,500,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  4.62%(h)                                     07/01/14   $    3,100   $     3,100,000
--------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  4.59%(h)                                     01/01/15        2,800         2,800,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  4.60%(h)                                     09/01/20       16,550        16,550,000
--------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B
  Taxable RB (LOC-Wachovia Bank, N.A.)
  4.60%(j)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  4.52%(h)                                     12/01/22        4,070         4,069,723
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  4.57%(h)                                     05/01/14       13,260        13,260,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series
  2002 A Taxable RB (LOC-Bank of America,
  N.A.)
  4.62%(h)                                     06/01/18        3,950         3,950,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Series 2005
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  4.60%(h)                                     10/01/35        7,500         7,500,000
--------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  4.57%(h)                                     02/01/35       49,250        49,250,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  4.57%(h)                                     04/01/24       10,030        10,030,000
--------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005 Taxable RB
  (LOC-Allied Irish Banks PLC)
  4.53%(d)(h)                                  07/01/33        5,500         5,500,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Shepherd Capital LLC;(h)
  Series 2002 B Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  4.57%                                        11/01/52   $    9,730   $     9,730,000
--------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        10/01/53        4,805         4,805,000
--------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  4.57%                                        07/01/54       10,000        10,000,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  4.58%(h)                                     10/01/35        8,000         8,000,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     09/01/17        1,175         1,175,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 Taxable RB
  (LOC-Wachovia Bank, N.A.)
  4.62%(h)                                     07/01/26       45,495        45,495,000
--------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004 Taxable
  RB (LOC-Bank of America, N.A.)
  4.60%(h)                                     07/15/26       39,400        39,400,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997 Taxable
  RB (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/17        3,400         3,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  4.57%(h)                                     05/01/44       10,000        10,000,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  4.57%(h)                                     07/01/25        2,000         2,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Wisconsin (State of) Heart Hospital; Series
  2003 Taxable RB (LOC-JPMorgan Chase Bank)
  4.56%(h)                                     11/01/23   $   19,800   $    19,800,000
======================================================================================
                                                                         1,199,208,603
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,560,458,603)                                                    1,560,458,603
======================================================================================

MASTER NOTE AGREEMENTS-5.47%(a)(c)(e)(k)

Lehman Brothers Inc. (Acquired 04/08/05; Cost
  $113,800,000)
  4.68%(m)                                          --       113,800       113,800,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $777,000,000)
  4.70%                                        05/16/06      777,000       777,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/01/06-02/27/06; Cost
  $250,000,000)
  4.70%(m)                                          --       250,000       250,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,140,800,000)                                                    1,140,800,000
======================================================================================

MEDIUM-TERM NOTES-5.04%

Allstate Life Global Funding II, Floating
  Rate MTN(j)
  4.57%(c)                                     01/26/07       50,000        50,000,000
--------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  4.59%(c)                                     03/08/07      140,000       140,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/10/03; Cost $130,000,000)
  4.63%(c)                                     03/15/07      130,000       130,000,000
--------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  4.67%(j)                                     03/09/07      332,900       332,900,000
--------------------------------------------------------------------------------------
MetLife Global Funding I Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  4.63%(c)(j)                                  03/15/07       90,000        90,000,000
--------------------------------------------------------------------------------------
Metlife Global Funding I, Floating Rate MTN
  (Acquired 04/03/2003; Cost $149,323,120)
  4.68%(c)(j)                                  02/28/07      149,300       149,323,120
--------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  4.60%(d)(j)                                  02/09/07      100,000       100,000,000
--------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN (Acquired 04/14/05; Cost
  $60,000,000)
  4.54%(c)(d)(j)                               03/21/07   $   60,000   $    60,000,000
======================================================================================
    Total Medium-Term Notes (Cost
      $1,052,223,120)                                                    1,052,223,120
======================================================================================

PROMISSORY NOTES-4.75%

Goldman Sachs Group, Inc. (The)(c)(n)
  (Acquired 01/11/06; Cost $100,000,000)
  4.57%(o)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.59%(j)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  4.65%(e)                                     09/18/06       35,000        35,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  4.65%(e)                                     11/07/06      100,000       100,000,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/06; Cost $200,000,000)
  4.66%(e)                                     12/04/06      200,000       200,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  4.68%(e)                                     10/03/06      150,000       150,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/28/05; Cost $155,000,000)
  4.69%(e)                                     06/23/06      155,000       155,000,000
--------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%                                        10/03/06      100,000       100,000,000
======================================================================================
    Total Promissory Notes (Cost
      $990,000,000)                                                        990,000,000
======================================================================================

ASSET-BACKED SECURITIES-3.50%(c)

DIVERSIFIED BANKS-0.08%(j)

Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $16,981,900)
  4.59%(d)                                     05/16/06       16,982        16,981,900
======================================================================================

FULLY BACKED-1.34%(j)

RACERS Trust Series 2004-6-MM Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  4.57%                                        08/22/06      279,000       279,000,000
======================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.67%

Wachovia Asset Securitization Issuance, Inc.
  Series 2004-HEMM1, Class A Putable Floating
  Rate Bonds (Acquired 09/07/05; Cost
  $139,549,519)
  4.57%()(j)(l)                                11/25/34   $  139,549   $   139,549,519
======================================================================================

SECURITY INVESTMENT VEHICLES-0.24%

Sigma Finance Inc.
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(c)(d)                                  10/04/06       50,000        50,000,000
======================================================================================

STRUCTURED-1.17%

Granite Master Issuer PLC Series 2006-1A
  Floating Rate Bonds (Acquired 01/18/06;
  Cost $150,000,000)
  4.54%(d)(j)                                  01/20/07      150,000       150,000,000
--------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./ Corp. Series
  2004-1A, Class AMME Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  4.51%(o)                                     09/15/06       95,000        95,000,000
======================================================================================
    Total Asset-Backed Securities (Cost
      $730,531,419)                                                        730,531,419
======================================================================================

FUNDING AGREEMENTS-2.21%(c)(n)

New York Life Insurance Co. (Acquired
  04/06/05; Cost $250,000,000)
  4.65%(j)                                     04/05/06      250,000       250,000,000
--------------------------------------------------------------------------------------
Travelers Insurance Co. (The)(o)
  (Acquired 11/21/05; Cost $110,000,000)
  4.84%                                        11/21/06      110,000       110,000,000
--------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  4.88%                                        08/25/06      100,000       100,000,000
======================================================================================
    Total Funding Agreements (Cost
      $460,000,000)                                                        460,000,000
======================================================================================

PUTABLE RESET NOTES-0.35%

Wal-Mart Stores, Inc. Unsec. Unsub. PURS
  Notes (Cost $72,003,475)
  5.59%                                        06/01/06       71,700        72,003,475
======================================================================================

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

Overseas Private Investment Corp. Floating
  Rate Notes (Cost $6,500,000)
  4.57%(a)(f)(h)                               12/31/10   $    6,500   $     6,500,000
======================================================================================
    TOTAL INVESTMENTS (excluding Repurchase
      Agreements)-76.03% (Cost
      $15,855,694,423)                                                  15,855,694,423
======================================================================================


REPURCHASE AGREEMENTS-24.11%

ABN AMRO Bank N.V.
  4.52%(p)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
Banc of America Securities LLC
  4.58%(q)                                     03/01/06      790,000       790,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(r)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(s)                                     03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(t)                                     03/01/06      136,909       136,909,280
--------------------------------------------------------------------------------------
  4.52%(u)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(v)                                     03/01/06      385,192       385,191,935
--------------------------------------------------------------------------------------
  4.58%(w)                                     03/01/06      786,804       786,803,590
--------------------------------------------------------------------------------------
BNP Paribas(d)
  4.62%(x)                                     03/01/06      250,000       250,000,000
--------------------------------------------------------------------------------------
  4.62%(y)                                     03/01/06      250,718       250,717,792
--------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(z)                                     03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aa)                                    03/01/06      149,000       149,000,000
--------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.62%(ab)                                    03/01/06      602,750       602,750,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(ac)                                    03/01/06      139,000       139,000,000
--------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities Inc.
  4.52%(ad)                                    03/01/06   $   25,000   $    25,000,000
--------------------------------------------------------------------------------------
  4.56%(ae)                                    03/01/06      114,000       114,000,000
--------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  4.61%(d)(af)                                 03/01/06      204,093       204,092,936
--------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(ag)                                    03/01/06       49,000        49,000,000
--------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  4.58%(ah)                                    03/01/06      248,406       248,406,358
--------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(ai)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(aj)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(ak)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.56%(al)                                    03/01/06      224,000       224,000,000
--------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(am)                                    03/01/06       25,000        25,000,000
--------------------------------------------------------------------------------------
  4.54%(an)                                    03/01/06       27,454        27,454,428
--------------------------------------------------------------------------------------
  4.56%(ao)                                    03/01/06      150,000       150,000,000
--------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  4.63%(ap)                                    03/01/06       22,250        22,250,000
======================================================================================
    Total Repurchase Agreements (Cost
      $5,028,576,319)                                                    5,028,576,319
======================================================================================
TOTAL INVESTMENTS(aq)(ar)-100.14% (Cost
  $20,884,270,742)                                                      20,884,270,742
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14)%                                      (28,909,531)
======================================================================================
NET ASSETS-100.00%                                                     $20,855,361,211
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

LIQUID ASSETS PORTFOLIO

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $7,253,264,908, which represented 34.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Cayman Islands: 15.8%; United Kingdom: 8.7%; other countries less than 5%:
     10.1%.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(m) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of these securities considered illiquid at February 28, 2006 was $1,450,000,000 which represented 6.95% of the Fund's Net Assets.
(o) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2006.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $25,003,139.
(q) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,127,222. Collateralized by $1,048,169,664 U.S. Government obligations, 5.00% due July 1, 2035 to February 1, 2036 with an aggregate value at February 28, 2006 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $790,100,506.
(r) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2038 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $25,003,139.
(s) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $149,018,873.
(t) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $136,926,470.
(u) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $25,003,139.
(v) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $385,240,726.
(w) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $900,114,500. Collateralized by $924,149,218 U.S. Government obligations, 5.00% to 5.50% due July 1, 2034 to November 1, 2035 with an aggregate value at February 28, 2006 of $918,000,000. The amount to be received upon repurchase by the Fund is $786,903,689.
(x) Repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,032,101. Collateralized by $261,714,152 corporate obligations, 3.35% to 7.68% due March 25, 2018 to November 25, 2035 with an aggregate value at February 28, 2006 of $261,649,818.
(y) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $892,114,535. Collateralized by $1,786,537,145 corporate obligations, 0% to 8.00% due March 1, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $927,720,001. The amount to be received upon repurchase by the Fund is $250,749,985.
(z) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $25,003,139.
(aa) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $149,018,873.
(ab) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,128,403. Collateralized by $2,796,818,518 corporate and municipal obligations, 0.83% to 6.95% due December 15, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $1,050,000,000. The amount to be received upon repurchase by the Fund is $602,827,395.

LIQUID ASSETS PORTFOLIO

(ac) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $139,017,607.
(ad) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $25,003,139.
(ae) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $114,014,440.
(af) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $600,076,867. Collateralized by $640,048,883 corporate obligations, 4.74% to 5.73% due October 15, 2012 to April 25, 2036 with an aggregate value at February 28, 2006 of $630,000,000. The amount to be received upon repurchase by the Fund is $204,119,085.
(ag) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $49,006,207.
(ah) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by $533,584,000 U.S. Government obligations, 0% to 8.88% due April 15, 2006 to April 15, 2030 with an aggregate value at February 28, 2006 of $510,000,638. The amount to be received upon repurchase by the Fund is $248,437,961.
(ai) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $25,003,139.
(aj) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $150,019,000.
(ak) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $25,003,139.
(al) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $224,028,373.
(am) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $155,430,000 U.S. Treasury obligations, 3.88% due April 15, 2029 with an aggregate value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $25,003,139.
(an) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 1, 2006 to February 1, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $27,457,890.
(ao) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $150,019,000.
(ap) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $425,054,660. Collateralized by $458,429,850 corporate obligations, 3.99% to 5.36% due January 15, 2018 to December 15, 2044 with an aggregate value at February 28, 2006 of $446,250,001. The amount to be received upon repurchase by the Fund is $22,252,862.
(aq) Also represents cost for federal income tax purposes.
(ar) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,855,694,423)                           $15,855,694,423
------------------------------------------------------------
Repurchase agreements (cost $5,028,576,319)    5,028,576,319
============================================================
    Total investments (cost
      $20,884,270,742)                        20,884,270,742
============================================================
Receivables for:
  Interest                                        42,055,009
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  781,249
------------------------------------------------------------
Other assets                                         303,359
============================================================
    Total assets                              20,927,410,359
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                12,469
------------------------------------------------------------
  Dividends                                       68,883,819
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,012,996
------------------------------------------------------------
Accrued distribution fees                            658,786
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            37,826
------------------------------------------------------------
Accrued transfer agent fees                          239,800
------------------------------------------------------------
Accrued operating expenses                           203,452
============================================================
    Total liabilities                             72,049,148
============================================================
Net assets applicable to shares outstanding  $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $20,854,563,397
------------------------------------------------------------
Undistributed net investment income                2,680,900
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,883,086)
============================================================
                                             $20,855,361,211
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,221,592,589
____________________________________________________________
============================================================
Private Investment Class                     $   981,883,675
____________________________________________________________
============================================================
Personal Investment Class                    $    87,451,398
____________________________________________________________
============================================================
Cash Management Class                        $ 2,840,371,112
____________________________________________________________
============================================================
Reserve Class                                $    79,446,857
____________________________________________________________
============================================================
Resource Class                               $   986,562,709
____________________________________________________________
============================================================
Corporate Class                              $   658,052,871
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,220,818,838
____________________________________________________________
============================================================
Private Investment Class                         981,896,912
____________________________________________________________
============================================================
Personal Investment Class                         87,454,500
____________________________________________________________
============================================================
Cash Management Class                          2,840,327,465
____________________________________________________________
============================================================
Reserve Class                                     79,451,655
____________________________________________________________
============================================================
Resource Class                                   986,567,852
____________________________________________________________
============================================================
Corporate Class                                  658,045,673
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $393,110,187
==========================================================================

EXPENSES:

Advisory fees                                                   14,214,091
--------------------------------------------------------------------------
Administrative services fees                                       537,186
--------------------------------------------------------------------------
Custodian fees                                                     416,258
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,239,872
--------------------------------------------------------------------------
  Personal Investment Class                                        252,446
--------------------------------------------------------------------------
  Cash Management Class                                          1,497,715
--------------------------------------------------------------------------
  Reserve Class                                                    419,379
--------------------------------------------------------------------------
  Resource Class                                                   925,864
--------------------------------------------------------------------------
  Corporate Class                                                  102,774
--------------------------------------------------------------------------
Transfer agent fees                                              1,424,260
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          243,346
--------------------------------------------------------------------------
Other                                                              861,931
==========================================================================
    Total expenses                                              23,135,122
==========================================================================
Less: Fees waived                                               (7,628,738)
==========================================================================
    Net expenses                                                15,506,384
==========================================================================
Net investment income                                          377,603,803
==========================================================================
Net realized gain (loss) from Investment securities                203,753
==========================================================================
Net increase in net assets resulting from operations          $377,807,556
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $   377,603,803    $   445,613,914
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment securities                     203,753           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          377,807,556        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (268,529,810)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (16,626,603)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,181,585)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (58,614,616)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,308,356)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (17,600,434)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (13,745,240)        (1,786,918)
------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions          (377,606,644)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,939,477,271     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        173,053,411       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        41,261,091         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (568,989,250)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (48,798,772)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                   83,720,422        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 191,614,385        466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         2,811,338,558     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       2,811,539,470     (1,868,307,533)
================================================================================================

NET ASSETS:

Beginning of period                                            18,043,821,741     19,912,129,274
================================================================================================
End of period (including undistributed net investment income
  of $2,680,900 and $2,683,741, respectively)                 $20,855,361,211    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

LIQUID ASSETS PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $6,311,408.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $537,186.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $1,421,409.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,343,923, $185,127, $1,198,172, $364,860, $925,864 and $102,774,
respectively, after FMC waived Plan fees of $895,949, $67,319, $299,543 and $54,519, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $49,350 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of

LIQUID ASSETS PORTFOLIO

the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions

    The Fund had a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $2,049,791
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

LIQUID ASSETS PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2006(a)                        AUGUST 31, 2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               109,959,567,641    $ 109,959,567,641     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            5,272,191,992        5,272,191,992       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                   603,491,893          603,491,893         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                        24,591,414,821       24,591,414,821      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         132,772,554          132,772,554         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,426,082,808        4,426,082,808      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  6,589,231,638        6,589,231,638       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   131,065,812          131,065,812         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,344,756            9,344,756           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                       527,331              527,331             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                            36,714,775           36,714,775          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,297,212            1,297,212           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,329,431           16,329,431          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      5,866,587            5,866,587             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (107,151,156,182)    (107,151,156,182)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (5,108,483,337)      (5,108,483,337)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                  (562,758,133)        (562,758,133)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                       (25,197,118,846)     (25,197,118,846)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (182,868,538)        (182,868,538)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (4,358,691,817)      (4,358,691,817)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (6,403,483,840)      (6,403,483,840)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      2,811,338,558    $   2,811,338,558      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

LIQUID ASSETS PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 RESOURCE CLASS
                                                ---------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                               YEAR ENDED AUGUST 31,
                                                FEBRUARY 28,       --------------------------------------------------------------
                                                    2006             2005        2004         2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00         $   1.00    $   1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.02             0.02        0.01          0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities          (0.00)           (0.00)      (0.00)         0.00          0.00          0.00
=================================================================================================================================
    Total from investment operations                  0.02             0.02        0.01          0.01          0.02          0.05
=================================================================================================================================
Less dividends from net investment income            (0.02)           (0.02)      (0.01)        (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                    $   1.00         $   1.00    $   1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                       1.91%            2.29%       0.85%         1.12%         1.96%         5.33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $986,563         $902,832    $952,193    $1,239,380    $1,546,155    $1,269,405
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    0.32%(b)         0.32%       0.32%         0.31%         0.31%         0.30%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    0.39%(b)         0.39%       0.38%         0.37%         0.39%         0.39%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              3.83%(b)         2.24%       0.84%         1.14%         1.92%         4.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $933,536,758.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.41%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-2.87%

Fountain Square Commercial Funding Corp.(b)
  (Acquired 02/13/06; Cost $60,389,556) 4.51%  03/16/06   $ 60,625    $   60,511,075
------------------------------------------------------------------------------------
  (Acquired 02/02/06; Cost $49,928,106) 4.52%  03/31/06     50,288        50,098,582
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $25,964,509) 4.56%  04/06/06     26,150        26,030,756
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $39,700,411) 4.57%  04/10/06     40,000        39,796,889
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $59,564,900) 4.58%  04/12/06     60,000        59,679,400
====================================================================================
                                                                         236,116,702
====================================================================================

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-5.33%

Old Line Funding, LLC(b) (Acquired 02/01/06;
  Cost $125,137,500) 4.51%                     03/01/06    125,578       125,578,000
------------------------------------------------------------------------------------
  (Acquired 02/08/06; Cost $58,062,559) 4.55%  04/04/06     58,469        58,217,746
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $18,865,522) 4.55%  04/10/06     19,000        18,903,944
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b) (Acquired
  02/21/06; Cost $34,996,512) 4.51%            03/07/06     35,058        35,031,648
------------------------------------------------------------------------------------
  (Acquired 02/16/06; Cost $99,648,444) 4.52%  03/16/06    100,000        99,811,667
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $30,202,230) 4.53%  03/20/06     30,332        30,259,481
------------------------------------------------------------------------------------
  (Acquired 02/13/06; Cost $34,161,228) 4.54%  04/04/06     34,378        34,230,595
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $37,227,774) 4.59%  04/11/06     37,433        37,237,319
====================================================================================
                                                                         439,270,400
====================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED-8.91%

Concord Minutemen Capital Co., LLC(b) Series
  A (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 02/21/06; Cost
  $65,001,725) 4.51%                           03/13/06     65,165        65,067,035
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $103,516,465)
  4.52%                                        03/14/06    103,764       103,594,634
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - FULLY BACKED-(CONTINUED)

Govco, Inc.(b) (Multi CEP's-Citicorp North
  America, Inc; agent) (Acquired 02/08/06;
  Cost $44,853,425) 4.51%                      03/06/06   $ 45,000    $   44,971,813
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $42,745,691) 4.53%  03/29/06     43,000        42,848,497
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $34,782,767) 4.56%  04/04/06     35,000        34,849,267
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.) (Acquired 02/16/06; Cost
  $49,824,222) 4.52%(b)                        03/16/06     50,000        49,905,833
------------------------------------------------------------------------------------
Newport Funding Corp.(b) (CEP-MBIA Insurance
  Corp.) (Acquired 01/06/06; Cost
  $49,658,556) 4.39%                           03/03/06     50,000        49,987,806
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,631,056) 4.58%  04/13/06     50,000        49,726,472
------------------------------------------------------------------------------------
Three Rivers Funding Corp.(b) (CEP-Mellon
  Bank, N.A.) (Acquired 02/01/06; Cost
  $44,110,725) 4.51%                           03/01/06     44,266        44,266,000
------------------------------------------------------------------------------------
  (Acquired 02/14/06; Cost $49,824,222) 4.52%  03/14/06     50,000        49,918,389
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.) (Acquired 02/23/06; Cost
  $149,377,125) 4.53%(b)                       03/28/06    150,000       149,490,375
====================================================================================
                                                                         734,436,954
====================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE-20.06%

Barton Capital LLC(b) (Acquired 01/10/06;
  Cost $53,373,609) 4.39%                      03/06/06     53,734        53,701,237
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $18,855,283) 4.57%  04/11/06     19,000        18,901,110
------------------------------------------------------------------------------------
Charta LLC(b) (Acquired 01/09/06; Cost
  $198,554,500) 4.41%                          03/09/06    200,000       199,804,000
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $74,580,000) 4.48%  03/06/06     75,000        74,953,333
------------------------------------------------------------------------------------
  (Acquired 01/24/06; Cost $74,541,646) 4.49%  03/14/06     75,000        74,878,396
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-(CONTINUED)

Clipper Receivables Co., LLC 4.51%             03/20/06   $ 50,000    $   49,880,986
------------------------------------------------------------------------------------
  4.52%                                        03/21/06    150,000       149,623,333
------------------------------------------------------------------------------------
CRC Funding LLC(b) (Acquired 01/11/06; Cost
  $99,375,250) 4.41%                           03/03/06    100,000        99,975,500
------------------------------------------------------------------------------------
  (Acquired 01/20/06; Cost $37,757,368) 4.48%  03/06/06     37,970        37,946,374
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $74,736,333) 4.52%  03/23/06     75,000        74,792,833
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $99,396,000) 4.53%  03/20/06    100,000        99,760,917
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $34,784,196) 4.53%  03/21/06     35,000        34,911,917
------------------------------------------------------------------------------------
Fairway Finance Co. LLC(b) (Acquired
  02/23/06; Cost $55,812,097) 4.52%            03/23/06     56,009        55,854,291
------------------------------------------------------------------------------------
  (Acquired 02/27/06; Cost $47,501,472) 4.56%  04/03/06     47,713        47,513,560
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 02/09/06; Cost $51,002,897) 4.51%  03/08/06     51,176        51,131,122
------------------------------------------------------------------------------------
  (Acquired 02/09/06; Cost $99,636,694) 4.51%  03/10/06    100,000        99,887,250
------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC(b)
  (Acquired 01/06/06; Cost $14,897,567) 4.39%  03/03/06     15,000        14,996,342
------------------------------------------------------------------------------------
  (Acquired 01/10/06; Cost $54,176,056) 4.41%  03/08/06     54,557        54,510,217
------------------------------------------------------------------------------------
  (Acquired 01/09/06; Cost $24,819,313) 4.41%  03/09/06     25,000        24,975,500
------------------------------------------------------------------------------------
  (Acquired 02/17/06; Cost $74,830,500) 4.52%  03/07/06     75,000        74,943,500
------------------------------------------------------------------------------------
  (Acquired 01/31/06; Cost $49,627,972) 4.54%  03/31/06     50,000        49,810,833
------------------------------------------------------------------------------------
Jupiter Securitization Corp. (Acquired
  02/09/06; Cost $22,110,993) 4.52%(b)         03/09/06     22,189        22,166,712
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  02/23/06; Cost $49,836,778) 4.52%(b)         03/21/06     50,000        49,874,445
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Acquired
  02/10/06; Cost $39,859,378) 4.52%(b)         03/10/06     40,000        39,954,800
------------------------------------------------------------------------------------
Yorktown Capital LLC
  4.46%                                        03/06/06     48,674        48,643,849
------------------------------------------------------------------------------------
  4.51%                                        03/23/06     50,000        49,862,195
====================================================================================
                                                                       1,653,254,552
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - SECURITY INVESTMENT
  VEHICLES-7.70%

Grenadier Funding Ltd./Corp. (Acquired
  01/27/06; Cost $99,257,583) 4.53%(b)         03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.(b) (Acquired
  02/21/06; Cost $49,823,444) 4.54%            03/22/06     50,000        49,867,583
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $124,248,709)
  4.54%                                        03/23/06    124,689       124,343,057
------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.(b) Series
  2005-I (Acquired 01/31/06; Cost
  $50,030,369) 4.56%                           03/21/06     50,330        50,202,498
------------------------------------------------------------------------------------
  (Acquired 02/23/06; Cost $89,864,564) 4.61%  04/13/06     90,432        89,934,046
------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp. (Acquired
  02/23/06; Cost $27,839,565) 4.53%(b)         03/23/06     27,938        27,860,658
------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp (Acquired 01/27/06;
  Cost $192,198,414) 4.53%(b)                  03/27/06    193,636       193,002,488
====================================================================================
                                                                         634,883,163
====================================================================================

ASSET-BACKED SECURITIES - TRADE RECEIVABLES-3.09%

CAFCO, LLC (Acquired 01/09/06; Cost
  $74,448,750) 4.41%(b)                        03/10/06     75,000        74,917,312
------------------------------------------------------------------------------------
Ciesco, LLC(b)
  (Acquired 01/13/06; Cost $99,412,000) 4.41%  03/02/06    100,000        99,987,750
------------------------------------------------------------------------------------
  (Acquired 01/17/06; Cost $49,692,361) 4.43%  03/08/06     50,000        49,956,931
------------------------------------------------------------------------------------
  (Acquired 02/10/06; Cost $29,771,500) 4.57%  04/11/06     30,000        29,843,858
====================================================================================
                                                                         254,705,851
====================================================================================

CONSUMER FINANCE-6.36%

HSBC Finance Corp. 4.51%                       03/15/06    150,000       149,736,917
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  4.51%                                        03/17/06    100,000        99,799,555
------------------------------------------------------------------------------------
  4.51%                                        03/24/06    150,000       149,567,792
------------------------------------------------------------------------------------
  4.53%                                        03/29/06    125,000       124,559,583
====================================================================================
                                                                         523,663,847
====================================================================================

DIVERSIFIED BANKS-1.21%

Bank of America Corp. 4.58%                    04/13/06    100,000        99,453,542
====================================================================================

STIC PRIME PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-4.23%

Citigroup Funding Inc.
  4.53%                                        03/27/06   $100,000    $   99,672,833
------------------------------------------------------------------------------------
  4.54%                                        03/22/06    150,000       149,602,750
------------------------------------------------------------------------------------
  4.65%                                        04/21/06    100,000        99,341,250
====================================================================================
                                                                         348,616,833
====================================================================================

INDUSTRIAL CONGLOMERATES-4.23%

General Electric Co.
  4.53%                                        03/29/06    200,000       199,295,333
------------------------------------------------------------------------------------
  4.53%                                        03/31/06    150,000       149,433,750
====================================================================================
                                                                         348,729,083
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.42%

Credit Suisse Holdings USA Inc. (Acquired
  02/06/06; Cost $198,508,611) 4.55%(b)(c)     04/06/06    200,000       199,090,000
====================================================================================
    Total Commercial Paper (Cost
      $5,472,220,927)                                                  5,472,220,927
====================================================================================

MASTER NOTE AGREEMENTS-8.62%

Lehman Brothers Inc. (Acquired 12/20/04; Cost
  $335,000,000) 4.68%(b)(d)(e)(f)                   --     335,000       335,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/14/06; Cost $375,000,000)
  4.70%(b)(d)(e)                               05/16/06    375,000       375,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $710,000,000)                                                      710,000,000
====================================================================================

CERTIFICATE OF DEPOSIT-1.21%

Morgan Stanley Bank
  4.54% (Cost $100,000,000)                    03/24/06    100,000       100,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

Unsec. Disc. Notes, 4.35%(a)(d) (Cost
  $38,497,304)                                 03/01/06   $ 38,497    $   38,497,304
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.71% (Cost $6,320,718,231)                             6,320,718,231
====================================================================================

REPURCHASE AGREEMENTS-23.58%

Fortis Bank N.V./S.A.
  4.58%(g)                                     03/01/06     85,000        85,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 4.58%(h)            03/01/06    238,000       238,000,000
------------------------------------------------------------------------------------
Societe Generale
  4.58%(i)                                     03/01/06    113,000       113,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.54%(j)                                     03/01/06    722,546       722,545,572
------------------------------------------------------------------------------------
  4.58%(k)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC 4.58%(l)         03/01/06    285,000       285,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $1,943,545,572)                                                  1,943,545,572
====================================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $8,264,263,803)(m)(n)                                                8,264,263,803
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                                    (24,029,269)
====================================================================================
NET ASSETS-100.00%                                                    $8,240,234,534
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $4,563,747,259, which represented 55.38% of the Fund's Net Assets. These securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single country was greater than 5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $200,025,444. Collateralized by $206,941,453 U.S. Government obligations, 4.50% to 5.00% due January 01, 2010 to January 01, 2035 with an aggregate value at February 28, 2006 of $204,000,000. The amount to be received upon repurchase by the Fund is $85,010,814.

STIC PRIME PORTFOLIO

(h) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by a $511,781,664 U.S. Government obligation, 4.84% due August 01, 2033 with value at February 28, 2006 of $513,132,768. The amount to be received upon repurchase by the Fund is $238,030,279.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $350,044,528. Collateralized by $382,476,497 U.S. Government obligations, 0 % to 6.00% due October 15, 2006 to December 01, 2035 with an aggregate value at February 28, 2006 of $357,000,001. The amount to be received upon repurchase by the Fund is $113,014,376.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $750,094,583. Collateralized by $768,012,381 U.S. Government obligations, 4.00% to 8.50% due September 01, 2006 to February 01, 2036 with an aggregate value at February 28, 2006 of $765,001,149. The amount to be received upon repurchase by the Fund is $722,636,693.
(k) Repurchase agreement entered into February 28, 2006 with maturing value of $500,063,611. Collateralized by $510,525,250 U.S. Government obligations, 4.00% to 11.00% due November 01, 2007 to February 01, 2036 with an aggregate value at February 28, 2006 of $510,001,120.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $400,050,889. Collateralized by $407,032,297 U.S. Government obligations, 3.00% to 10.50% due June 01, 2008 to March 15, 2044 with an aggregate value at February 28, 2006 of $408,000,001. The amount to be received upon repurchase by the Fund is $285,036,258.
(m) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(n)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $6,320,718,231)  $6,320,718,231
------------------------------------------------------------
Repurchase agreements (cost $1,943,545,572)    1,943,545,572
============================================================
    Total investments (cost $8,264,263,803)    8,264,263,803
============================================================
Interest receivable                                2,530,803
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               404,954
------------------------------------------------------------
Other assets                                         375,803
============================================================
    Total assets                               8,267,575,363
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       25,844,816
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 940,873
------------------------------------------------------------
Accrued distribution fees                            335,784
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            15,758
------------------------------------------------------------
Accrued transfer agent fees                           88,403
------------------------------------------------------------
Accrued operating expenses                           115,195
============================================================
    Total liabilities                             27,340,829
============================================================
Net assets applicable to shares outstanding   $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $8,239,459,219
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $8,240,234,534
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,915,117,718
____________________________________________________________
============================================================
Private Investment Class                      $  545,147,310
____________________________________________________________
============================================================
Personal Investment Class                     $  168,089,771
____________________________________________________________
============================================================
Cash Management Class                         $1,063,492,233
____________________________________________________________
============================================================
Reserve Class                                 $   60,197,432
____________________________________________________________
============================================================
Resource Class                                $  375,493,918
____________________________________________________________
============================================================
Corporate Class                               $  112,696,152
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,915,664,951
____________________________________________________________
============================================================
Private Investment Class                         545,252,347
____________________________________________________________
============================================================
Personal Investment Class                        168,044,421
____________________________________________________________
============================================================
Cash Management Class                          1,063,558,267
____________________________________________________________
============================================================
Reserve Class                                     60,206,229
____________________________________________________________
============================================================
Resource Class                                   375,466,917
____________________________________________________________
============================================================
Corporate Class                                  112,696,071
____________________________________________________________
============================================================
Net asset value, offering price and
  redemption per share for each class         $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $149,710,774
==========================================================================


EXPENSES:

Advisory fees                                                    5,395,948
--------------------------------------------------------------------------
Administrative services fees                                       360,823
--------------------------------------------------------------------------
Custodian fees                                                     151,582
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,206,030
--------------------------------------------------------------------------
  Personal Investment Class                                        645,520
--------------------------------------------------------------------------
  Cash Management Class                                            501,585
--------------------------------------------------------------------------
  Reserve Class                                                    301,109
--------------------------------------------------------------------------
  Resource Class                                                   345,234
--------------------------------------------------------------------------
  Corporate Class                                                   17,490
--------------------------------------------------------------------------
Transfer agent fees                                                539,617
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           92,125
--------------------------------------------------------------------------
Other                                                              374,832
==========================================================================
     Total expenses                                              9,931,895
==========================================================================
Less: Fees waived                                               (3,451,659)
==========================================================================
     Net expenses                                                6,480,236
==========================================================================
Net investment income                                          143,230,538
==========================================================================
Net increase in net assets resulting from operations          $143,230,538
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
===============================================================================================
OPERATIONS:

  Net investment income                                       $  143,230,538     $  178,072,841
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (101,273,061)      (132,543,246)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (8,989,312)       (10,087,540)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (3,006,197)        (2,686,889)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (19,894,625)       (26,260,251)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (949,541)        (1,179,613)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (6,742,135)        (4,869,787)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                 (2,375,667)          (445,515)
===============================================================================================
    Decrease in net assets resulting from distributions         (143,230,538)      (178,072,841)
===============================================================================================
Share transactions-net:
  Institutional Class                                          1,347,911,288       (471,754,840)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (11,561,305)       163,089,734
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        5,341,352         50,823,802
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          154,438,686        338,989,930
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (6,497,005)       (41,624,169)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 103,621,745        120,089,040
-----------------------------------------------------------------------------------------------
  Corporate Class                                                 58,733,990         53,962,081
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,651,988,751        213,575,578
===============================================================================================
    Net increase in net assets                                 1,651,988,751        213,575,578
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,588,245,783      6,374,670,205
===============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively)            $8,240,234,534     $6,588,245,783
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price

STIC PRIME PORTFOLIO

     of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    For the six months ended February 28, 2006, AIM waived fees of $2,588,600.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $360,823.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $539,595.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $723,618, $473,381, $401,268, $261,965, $276,187 and $17,490, respectively, after FMC waived Plan fees of $482,412, $172,139, $100,317, $39,144, $69,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $20,458 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

STIC PRIME PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
Total capital loss carryforward                                    $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO


NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  Changes in Shares Outstanding
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          Year ended
                                                              FEBRUARY 28, 2006 (a)                     August 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   15,333,021,076    $ 15,333,021,076     38,044,055,385    $ 38,044,055,385
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               2,449,504,838       2,449,504,838      3,734,409,091       3,734,409,091
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,056,708,790       1,056,708,790      1,862,479,095       1,862,479,095
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  2,747,279,938       2,747,279,938     11,166,697,981      11,166,697,981
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            345,674,450         345,674,450        966,008,702         966,008,702
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           681,776,343         681,776,343        919,164,686         919,164,686
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       897,879,042         897,879,042        107,506,448         107,506,448
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       15,501,468          15,501,468         12,876,809          12,876,809
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,225,007           5,225,007          3,625,287           3,625,287
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  2,029,749           2,029,749          1,784,833           1,784,833
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      9,446,074           9,446,074          8,835,534           8,835,534
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                838,882             838,882          1,038,031           1,038,031
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,924,556           3,924,556          2,753,464           2,753,464
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,013,094           1,013,094            281,276             281,276
=================================================================================================================================
Reacquired:
  Institutional Class                                  (14,000,611,256)    (14,000,611,256)   (38,528,687,034)    (38,528,687,034)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (2,466,291,150)     (2,466,291,150)    (3,574,944,644)     (3,574,944,644)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,053,397,187)     (1,053,397,187)    (1,813,440,126)     (1,813,440,126)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (2,602,287,326)     (2,602,287,326)   (10,836,543,585)    (10,836,543,585)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (353,010,337)       (353,010,337)    (1,008,670,902)     (1,008,670,902)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (582,079,154)       (582,079,154)      (801,829,110)       (801,829,110)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (840,158,146)       (840,158,146)       (53,825,643)        (53,825,643)
=================================================================================================================================
                                                         1,651,988,751    $  1,651,988,751        213,575,578    $    213,575,578
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 30% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

STIC PRIME PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     RESOURCE CLASS
                                                       --------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                            YEAR ENDED AUGUST 31,
                                                       FEBRUARY 28,       -------------------------------------------------------
                                                           2006             2005        2004       2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   1.00         $   1.00    $   1.00    $  1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.02             0.02        0.01       0.01        0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                    --               --       (0.00)        --       (0.00)       0.00
=================================================================================================================================
    Total from investment operations                         0.02             0.02        0.01       0.01        0.02        0.05
=================================================================================================================================
Less dividends from net investment income                   (0.02)           (0.02)      (0.01)     (0.01)      (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                           $   1.00         $   1.00    $   1.00    $  1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                              1.93%            2.35%       0.86%      1.11%       1.85%       5.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $375,494         $271,872    $151,783    $88,259    $213,654    $453,601
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.28%(b)         0.28%       0.28%      0.26%       0.26%       0.25%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          0.39%(b)         0.39%       0.39%      0.38%       0.34%       0.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets         3.88%(b)         2.32%       0.85%      1.12%       1.89%       5.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $348,095,183.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-34.80%

U.S. TREASURY BILLS-31.36%(a)

3.71%                                          03/16/06   $100,000    $   99,845,333
------------------------------------------------------------------------------------
3.76%                                          03/30/06    100,000        99,697,514
------------------------------------------------------------------------------------
3.87%                                          04/06/06    100,000        99,613,000
------------------------------------------------------------------------------------
3.88%                                          04/06/06     50,000        49,806,250
------------------------------------------------------------------------------------
4.01%                                          04/20/06    100,000        99,443,403
------------------------------------------------------------------------------------
4.32%                                          04/27/06    100,000        99,315,209
------------------------------------------------------------------------------------
4.22%                                          05/04/06    100,000        99,249,778
------------------------------------------------------------------------------------
4.34%                                          05/11/06    100,000        99,143,858
------------------------------------------------------------------------------------
4.38%                                          05/18/06    150,000       148,576,500
------------------------------------------------------------------------------------
4.15%                                          06/01/06    100,000        98,938,550
------------------------------------------------------------------------------------
4.14%                                          06/15/06    100,000        98,780,411
------------------------------------------------------------------------------------
4.15%                                          06/15/06    100,000        98,779,528
------------------------------------------------------------------------------------
4.18%                                          06/15/06    100,000        98,769,222
------------------------------------------------------------------------------------
4.22%                                          06/22/06    100,000        98,675,389
------------------------------------------------------------------------------------
4.25%                                          07/13/06    100,000        98,419,079
------------------------------------------------------------------------------------
4.37%                                          07/27/06    100,000        98,202,211
====================================================================================
                                                                       1,585,255,235
====================================================================================

U.S. TREASURY NOTE-2.46%

2.75%                                          07/31/06    125,000       124,454,227
====================================================================================

U.S. TREASURY STRIPS-0.98%(a)

4.44%                                          05/15/06     50,000        49,550,646
====================================================================================
  Total U.S. Treasury Securities (Cost
  $1,759,260,108)                                                      1,759,260,108
====================================================================================
  Total Investments (excluding Repurchase
  Agreements) (Cost $1,759,260,108)                                    1,759,260,108
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


REPURCHASE AGREEMENT-65.53%

ABN AMRO Bank N.V.
  4.52%(b)                                     03/01/06   $225,000    $  225,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  4.52%(c)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  4.52%(d)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
  4.52%(e)                                     03/01/06    163,091       163,090,720
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  4.52%(f)                                          --     250,000       250,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.52%(g)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  4.52%(h)                                     03/01/06    100,000       100,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.52%(i)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.52%(j)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.52%(k)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  4.52%(l)                                     03/01/06    500,000       500,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.52%(m)                                     03/01/06    225,000       225,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  4.52%(n)                                     03/01/06    225,000       225,000,000
====================================================================================
  Total Repurchase Agreement (Cost
  $3,313,090,720)                                                      3,313,090,720
====================================================================================
TOTAL INVESTMENTS-100.33% (Cost
  $5,072,350,828)                                                      5,072,350,828
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.33)%                                    (16,609,856)
====================================================================================
NET ASSETS-100.00%                                                    $5,055,740,972
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

TREASURY PORTFOLIO

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $233,296,000 U.S. Treasury obligations, 2.75% to 9.88% due June 30, 2006 to November 15, 2015 with an aggregate value at February 28, 2006 of $255,000,521. The amount to be received upon repurchase by the Fund is $225,028,250.
(c) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $234,260,000 U.S. Treasury obligations, 0% to 10.38% due July 20, 2006 to August 15, 2028 with an aggregate value at February 28, 2006 of $255,000,827. The amount to be received upon repurchase by the Fund is $225,028,250.
(d) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $245,962,000 U.S. Treasury obligations, 2.88% to 8.13% due November 30, 2006 to August 15, 2021 with an aggregate value at February 28, 2006 of $255,000,406. The amount to be received upon repurchase by the Fund is $225,028,250.
(e) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $300,037,667. Collateralized by $241,446,000 U.S. Treasury obligations, 2.63% to 8.13% due November 15, 2006 to August 15, 2019 with an aggregate value at February 28, 2006 of $306,000,146. The amount to be received upon repurchase by the Fund is $163,111,197.
(f) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $234,545,000 U.S. Treasury obligations, 0% to 14.00% due March 21, 2006 to April 15, 2029 with an aggregate value at February 28, 2006 of $257,774,073.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $240,445,267 U.S. Treasury obligations and cash pledges, 0.88% to 12.00% due March 31, 2006 to August 15, 2029 with an aggregate value at February 28, 2006 of $253,920,835. The amount to be received upon repurchase by the Fund is $225,028,250.
(h) Repurchase agreement entered into February 28, 2006 with a maturing value of $100,012,556. Collateralized by a $107,543,000 U.S. Treasury obligation, 3.63% due May 15, 2013 with a value at February 28, 2006 of $102,002,866.
(i) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $914,621,500 U.S. Treasury obligations, 0% due November 15, 2009 to May 15, 2028 with an aggregate value at February 28, 2006 of $510,002,307.
(j) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $209,541,000 U.S. Treasury obligations, 3.00% to 9.88% due December 31, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $255,000,308. The amount to be received upon repurchase by the Fund is $225,028,250.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $252,781,000 U.S. Treasury obligations, 2.75% to 7.50% due June 30, 2006 to November 15, 2016 with an aggregate value at February 28, 2006 of $255,006,222. The amount to be received upon repurchase by the Fund is $225,028,250.
(l) Repurchase agreement entered into February 28, 2006 with a maturing value of $500,062,778. Collateralized by $771,305,813 U.S. Treasury obligations, 0% due February 15, 2012 to February 15, 2019 with an aggregate value at February 28, 2006 of $510,002,428.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by $211,461,000 U.S. Treasury obligations, 5.25% to 13.25% due November 15, 2012 to February 15, 2029 with an aggregate value at February 28, 2006 of $255,827,495. The amount to be received upon repurchase by the Fund is $225,028,250.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,389. Collateralized by a $155,430,000 U.S. Treasury obligation, 3.88% due April 15, 2029 with a value at February 28, 2006 of $255,000,415. The amount to be received upon repurchase by the Fund is $225,028,250.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,759,260,108)  $1,759,260,108
------------------------------------------------------------
Repurchase agreements (cost $3,313,090,720)    3,313,090,720
============================================================
    Total investments (cost $5,072,350,828)    5,072,350,828
============================================================
Interest receivable                                  691,357
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               276,295
------------------------------------------------------------
Other assets                                         113,751
============================================================
    Total assets                               5,073,432,231
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       16,341,852
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 680,179
------------------------------------------------------------
Accrued distribution fees                            500,661
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,019
------------------------------------------------------------
Accrued transfer agent fees                           66,072
------------------------------------------------------------
Accrued operating expenses                            90,476
============================================================
    Total liabilities                             17,691,259
____________________________________________________________
============================================================
Net assets applicable to shares outstanding   $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,055,413,461
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               19,793
============================================================
                                              $5,055,740,972
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,644,146,439
____________________________________________________________
============================================================
Private Investment Class                      $  709,585,950
____________________________________________________________
============================================================
Personal Investment Class                     $  268,311,499
____________________________________________________________
============================================================
Cash Management Class                         $2,005,881,874
____________________________________________________________
============================================================
Reserve Class                                 $   83,449,960
____________________________________________________________
============================================================
Resource Class                                $  343,270,707
____________________________________________________________
============================================================
Corporate Class                               $    1,094,543
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,643,939,186
____________________________________________________________
============================================================
Private Investment Class                         709,622,455
____________________________________________________________
============================================================
Personal Investment Class                        268,287,254
____________________________________________________________
============================================================
Cash Management Class                          2,005,752,156
____________________________________________________________
============================================================
Reserve Class                                     83,438,742
____________________________________________________________
============================================================
Resource Class                                   343,268,683
____________________________________________________________
============================================================
Corporate Class                                    1,094,541
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $103,100,962
==========================================================================

EXPENSES:

Advisory fees                                                    3,925,084
--------------------------------------------------------------------------
Administrative services fees                                       331,406
--------------------------------------------------------------------------
Custodian fees                                                     123,091
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       1,862,484
--------------------------------------------------------------------------
  Personal Investment Class                                        978,935
--------------------------------------------------------------------------
  Cash Management Class                                            965,406
--------------------------------------------------------------------------
  Reserve Class                                                    456,731
--------------------------------------------------------------------------
  Resource Class                                                   300,236
--------------------------------------------------------------------------
  Corporate Class                                                      157
--------------------------------------------------------------------------
Transfer agent fees                                                403,781
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           75,389
--------------------------------------------------------------------------
Other                                                              327,483
==========================================================================
    Total expenses                                               9,750,183
==========================================================================
Less: Fees waived and expenses reimbursed                       (3,358,544)
==========================================================================
    Net expenses                                                 6,391,639
==========================================================================
Net investment income                                           96,709,323
==========================================================================
Net realized gain from Investment securities                        19,793
==========================================================================
Net increase in net assets resulting from operations          $ 96,729,116
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
-----------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $   96,709,323     $  115,795,935
-----------------------------------------------------------------------------------------------
Net realized gain on investment securities                            19,793             31,521
===============================================================================================
    Net increase in net assets resulting from operations          96,729,116        115,827,456
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (36,480,766)       (52,142,881)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (13,102,103)       (16,250,959)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (4,286,574)        (4,948,434)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (35,923,545)       (33,930,310)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,359,130)        (1,110,520)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (5,537,163)        (7,410,332)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    (20,042)            (2,499)
===============================================================================================
    Total distributions from net investment income               (96,709,323)      (115,795,935)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                     --           (122,918)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                                --            (42,124)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                               --            (15,521)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                                   --            (61,119)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                           --             (9,854)
-----------------------------------------------------------------------------------------------
  Resource Class                                                          --            (17,160)
===============================================================================================
    Total distributions from net realized gains                           --           (268,696)
===============================================================================================
    Decrease in net assets resulting from distributions                   --       (116,064,631)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (457,002,648)      (463,265,791)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (519,666,317)       420,439,840
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (5,150,623)       (30,746,235)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          225,193,945        553,903,903
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    6,247,548         (2,763,604)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  42,093,327        (36,607,043)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    225,233            869,308
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (708,059,535)       441,830,378
===============================================================================================
    Net increase (decrease) in net assets                       (708,039,742)       441,593,203
===============================================================================================

NET ASSETS:

  Beginning of period                                          5,763,780,714      5,322,187,511
===============================================================================================
  End of period (including undistributed net investment
    income of $307,718 and $307,718, respectively)            $5,055,740,972     $5,763,780,714
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

TREASURY PORTFOLIO

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $2,039,998.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $331,406.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $403,932.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,117,490, $717,886, $772,325, $397,356, $240,189 and $157, respectively, after FMC waived Plan fees of $744,994, $261,049, $193,081, $59,375, $60,047 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $15,612 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the

TREASURY PORTFOLIO

borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2005.

TREASURY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED
                                                                   FEBRUARY 28,                           YEAR ENDED
                                                                      2006(a)                           AUGUST 31, 2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     5,446,020,737    $ 5,446,020,737     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                4,202,412,465      4,202,412,465      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment                                     1,377,022,749      1,377,022,749      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Class Cash Management Class                             8,202,266,783      8,202,266,783     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             357,313,583        357,313,583        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,281,561,416      1,281,561,416      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          5,206,904          5,206,904          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         9,426,162          9,426,162         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    2,111,383          2,111,383          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   3,148,030          3,148,030          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       5,344,027          5,344,027          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               1,192,609          1,192,609            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              3,230,833          3,230,833          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             18,329             18,329                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                    (5,912,449,547)    (5,912,449,547)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (4,724,190,165)    (4,724,190,165)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,385,321,402)    (1,385,321,402)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,982,416,865)    (7,982,416,865)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (352,258,644)      (352,258,644)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,242,698,922)    (1,242,698,922)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         (5,000,000)        (5,000,000)          (900,000)           (900,000)
=================================================================================================================================
                                                           (708,059,535)   $  (708,059,535)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and owns 29% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

TREASURY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.02             0.02        0.01        0.01        0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                 0.00             0.00        0.00       (0.00)       0.00        0.00
=================================================================================================================================
    Total from investment operations                        0.02             0.02        0.01        0.01        0.02        0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.02)           (0.02)      (0.01)      (0.01)      (0.02)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --            (0.00)      (0.00)         --          --          --
=================================================================================================================================
    Total distributions                                    (0.02)           (0.02)      (0.01)      (0.01)      (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.83%            2.21%       0.82%       1.12%       1.91%       5.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $343,271         $301,176    $337,798    $624,053    $449,511    $369,204
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.28%(b)         0.28%       0.28%       0.27%       0.26%       0.26%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.40%(b)         0.40%       0.39%       0.39%       0.35%       0.30%
=================================================================================================================================
Ratio of net investment income to average net assets        3.66%(b)         2.17%       0.79%       1.11%       1.86%       4.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $302,724,300.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-33.77%

FEDERAL FARM CREDIT BANK-3.56%

Floating Rate Bonds,
  4.43%(a)                                08/01/07    $ 90,000    $   89,975,239
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-5.52%

Unsec. Bonds,
  5.38%                                   05/15/06      30,000        30,072,805
--------------------------------------------------------------------------------
  6.09%                                   06/02/06      10,980        11,033,508
--------------------------------------------------------------------------------
Unsec. Disc. Notes,
  4.44%(b)                                06/07/06      49,500        48,902,384
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,816,909
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,929,000
================================================================================
                                                                     139,754,606
================================================================================
FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)-16.19%

Series M006, Class A, Taxable
  Multifamily VRD Ctfs.,
  4.57%(c)(d)                             10/15/45      11,965        11,964,587
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.79%                                   03/14/06      50,000        49,931,623
--------------------------------------------------------------------------------
  4.05%                                   04/04/06      50,000        49,808,750
--------------------------------------------------------------------------------
  4.10%                                   04/04/06      25,000        24,903,194
--------------------------------------------------------------------------------
  4.21%                                   04/25/06      30,000        29,807,042
--------------------------------------------------------------------------------
  4.42%                                   06/05/06      50,000        49,411,000
--------------------------------------------------------------------------------
  4.52%                                   07/18/06      50,000        49,127,389
--------------------------------------------------------------------------------
  3.88%                                   07/25/06       6,272         6,173,306
--------------------------------------------------------------------------------
  4.37%                                   08/04/06      20,000        19,621,267
--------------------------------------------------------------------------------
  4.63%                                   08/08/06      37,381        36,611,782
--------------------------------------------------------------------------------
  4.38%                                   08/15/06      30,000        29,391,146
--------------------------------------------------------------------------------
  4.58%                                   10/23/06      30,000        29,099,267
--------------------------------------------------------------------------------
  4.73%                                   12/29/06      25,000        24,004,519
================================================================================
                                                                     409,854,872
================================================================================

FEDERAL NATIONAL
  MORTGAGE ASSOCIATION
  (FNMA)-8.16%

Unsec. Floating Rate Notes,
  4.54%(e)                                05/09/06      50,000        49,998,125
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  4.07%                                   04/05/06      17,600        17,530,443
--------------------------------------------------------------------------------
  4.40%                                   05/24/06      50,000        49,486,666
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

Unsec. Disc. Notes,(b)
  3.86%                                   07/28/06    $ 10,000    $    9,840,032
--------------------------------------------------------------------------------
  3.88%                                   07/28/06      11,801        11,611,489
--------------------------------------------------------------------------------
  4.47%                                   09/01/06      20,000        19,543,067
--------------------------------------------------------------------------------
  4.54%                                   10/27/06      50,000        48,486,667
================================================================================
                                                                     206,496,489
================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.34%

Gtd. Floating Rate Notes,
  4.57%(c)(d)                             11/21/07       8,600         8,600,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-33.77% (Cost $854,681,206)                             854,681,206
================================================================================

REPURCHASE AGREEMENTS-66.50%

Bank of Nova Scotia (The)
  4.56%(f)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  4.56%(g)                                03/01/06     187,884       187,883,914
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc
  4.56%(h)                                      --     250,000       250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.56%(i)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  4.56%(j)                                03/01/06     495,000       495,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  4.56%(k)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.56%(l)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  4.56%(m)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
JPMorgan Securities Inc.
  4.56%(n)                                03/01/06     100,000       100,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.56%(o)                                03/01/06      50,000        50,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  4.56%(p)                                03/01/06     100,000       100,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,682,883,914)                                              1,682,883,914
================================================================================
TOTAL INVESTMENTS-100.27% (Cost
  $2,537,565,120)(q)                                               2,537,565,120
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                 (6,740,834)
================================================================================
NET ASSETS-100.00%                                                $2,530,824,286
________________________________________________________________________________
================================================================================

GOVERNMENT & AGENCY PORTFOLIO

Investment Abbreviations:

Ctfs    - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(b) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2006.
(d) Demand security; Payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2006.
(f) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $100,012,667.
(g) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $187,907,712.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,056,000 U.S. Government obligations, 0% to 7.25% due August 9, 2006 to May 1, 2030 with an aggregate value at February 28, 2006 of $255,660,278.
(i) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 6, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $100,012,667.
(j) Joint repurchase agreement entered into February, 2006 with an aggregate maturing value of $500,063,333. Collateralized by $466,423,000 U.S. Government obligations, 0% to 7.25% due July 15, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $510,000,688. The amount to be received upon repurchase by the Fund is $495,062,700.
(k) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due June 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $100,012,667.
(l) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $100,012,667.
(m) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $100,012,667.
(n) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $456,838,000 U.S. Government obligations, 0% to 9.80% due March 23, 2007 to January 15, 2030 with an aggregate value at February 28, 2006 of $255,000,982. The amount to be received upon repurchase by the Fund is $100,012,667.
(o) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 3, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $50,006,333.
(p) Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $381,426,000 U.S. Government obligations, 0% due October 15, 2012 to January 15, 2019 with an aggregate value at February 28, 2006 of $255,001,503. The amount to be received upon repurchase by the Fund is $100,012,667.
(q) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $854,681,206)    $  854,681,206
------------------------------------------------------------
Repurchase agreements (cost $1,682,883,914)    1,682,883,914
============================================================
     Total investments (cost $2,537,565,120)   2,537,565,120
============================================================
Receivables for:
  Interest                                         1,697,835
------------------------------------------------------------
  Fund expenses absorbed                              11,187
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                96,557
------------------------------------------------------------
Other assets                                          51,253
============================================================
     Total assets                              2,539,421,952
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Dividends                                        8,057,149
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                224,116
------------------------------------------------------------
Accrued distribution fees                            205,957
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,605
------------------------------------------------------------
Accrued transfer agent fees                           28,567
------------------------------------------------------------
Accrued operating expenses                            75,272
============================================================
     Total liabilities                             8,597,666
============================================================
Net assets applicable to shares outstanding   $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,530,622,728
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (42,225)
============================================================
                                              $2,530,824,286
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $1,210,204,139
____________________________________________________________
============================================================
Private Investment Class                      $  538,324,604
____________________________________________________________
============================================================
Personal Investment Class                     $   27,271,346
____________________________________________________________
============================================================
Cash Management Class                         $  453,811,289
____________________________________________________________
============================================================
Reserve Class                                 $   14,408,248
____________________________________________________________
============================================================
Resource Class                                $  244,490,293
____________________________________________________________
============================================================
Corporate Class                               $   42,314,367
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,210,122,316
____________________________________________________________
============================================================
Private Investment Class                         538,295,245
____________________________________________________________
============================================================
Personal Investment Class                         27,269,184
____________________________________________________________
============================================================
Cash Management Class                            453,781,222
____________________________________________________________
============================================================
Reserve Class                                     14,407,516
____________________________________________________________
============================================================
Resource Class                                   244,470,226
____________________________________________________________
============================================================
Corporate Class                                   42,312,251
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $50,222,867
=========================================================================

EXPENSES:

Advisory fees                                                   1,235,938
-------------------------------------------------------------------------
Administrative services fees                                      264,809
-------------------------------------------------------------------------
Custodian fees                                                     55,342
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,603,474
-------------------------------------------------------------------------
  Personal Investment Class                                       131,853
-------------------------------------------------------------------------
  Cash Management Class                                           253,697
-------------------------------------------------------------------------
  Reserve Class                                                    60,203
-------------------------------------------------------------------------
  Resource Class                                                  257,269
-------------------------------------------------------------------------
  Corporate Class                                                   9,917
-------------------------------------------------------------------------
Transfer agent fees                                               184,309
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          39,534
-------------------------------------------------------------------------
Other                                                             217,374
=========================================================================
    Total expenses                                              4,313,719
=========================================================================
Less: Fees waived                                              (1,298,964)
=========================================================================
    Net expenses                                                3,014,755
=========================================================================
Net investment income                                          47,208,112
=========================================================================
Net realized gain from Investment securities                       80,046
=========================================================================
Net increase in net assets resulting from operations          $47,288,158
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2006               2005
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   47,208,112     $   55,764,937
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                   80,046            (37,066)
===============================================================================================
    Net increase in net assets resulting from operations          47,288,158         55,727,871
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (18,862,510)       (22,319,218)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (11,589,887)       (13,383,231)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (590,635)          (698,157)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (9,747,613)       (14,529,788)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (192,665)           (67,283)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (4,929,143)        (4,673,075)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                 (1,295,659)           (94,185)
===============================================================================================
    Decrease in net assets resulting from distributions          (47,208,112)       (55,764,937)
===============================================================================================
Share transactions-net:
  Institutional Class                                            210,641,982       (272,301,911)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (212,521,335)       265,863,759
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,754,177)         8,877,849
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (199,588,913)      (351,630,856)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    9,767,608          1,801,483
-----------------------------------------------------------------------------------------------
  Resource Class                                                  13,748,628       (156,429,026)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                (19,695,820)        62,008,071
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (208,402,027)      (441,810,631)
===============================================================================================
    Net increase (decrease) in net assets                       (208,321,981)      (441,847,697)
===============================================================================================

NET ASSETS:

  Beginning of period                                          2,739,146,267      3,180,993,964
===============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,530,824,286     $2,739,146,267
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT & AGENCY PORTFOLIO

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM waived fees of $512,394.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $264,809.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $185,391.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $962,084, $96,692, $202,958, $52,377, $205,815 and $9,917, respectively, after FMC waived Plan fees of $641,390, $35,161, $50,739, $7,826, $51,454 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2006, the Fund paid legal fees of $8,387 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                   $ 74,152
-----------------------------------------------------------------------------
August 31, 2013                                                     48,119
=============================================================================
Total capital loss carryforward                                   $122,271
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                   FEBRUARY 28,                           AUGUST 31,
                                                                     2006 (a)                                2005
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,453,633,067    $ 7,453,633,067     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,784,784,039      1,784,784,039      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 244,206,635        244,206,635        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,090,351,296      2,090,351,296      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              89,568,124         89,568,124         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          1,124,857,126      1,124,857,126      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        243,579,152        243,579,152        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         8,793,303          8,793,303          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    5,153,758          5,153,758          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      39,829             39,829             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       8,639,311          8,639,311         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 167,646            167,646             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              2,194,353          2,194,353          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          1,059,582          1,059,582              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,251,784,388)    (7,251,784,388)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (2,002,459,132)    (2,002,459,132)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (255,000,641)      (255,000,641)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,298,579,520)    (2,298,579,520)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (79,968,162)       (79,968,162)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,113,302,851)    (1,113,302,851)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (264,334,554)      (264,334,554)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           (208,402,027)   $  (208,402,027)      (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.

(b)  Corporate Class shares commenced sales on June 30, 2005.

GOVERNMENT & AGENCY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00        1.00        1.00        1.00    $   1.00
=================================================================================================================================
Income from investment operations:
  Net investment income                                     0.02             0.02        0.01        0.01        0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (losses) on securities                  0.00            (0.00)      (0.00)       0.00        0.00        0.00
=================================================================================================================================
    Total from investment operations                        0.02             0.02        0.01        0.01        0.02        0.05
=================================================================================================================================
Less dividends from net investment income                  (0.02)           (0.02)      (0.01)      (0.01)      (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.89%            2.28%       0.87%       1.13%       1.92%       5.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $244,490         $230,735    $387,168    $371,428    $310,690    $293,644
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.28%(b)         0.28%       0.28%       0.28%       0.28%       0.25%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.36%(b)         0.37%       0.35%       0.35%       0.35%       0.35%
=================================================================================================================================
Ratio of net investment income to average net assets        3.78%(b)         2.26%       0.87%       1.12%       1.85%       4.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $259,401,409.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)        VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--100.31%

FEDERAL FARM CREDIT BANK--13.06%

Disc. Notes(a)
  4.29%                                        03/24/06    $10,000    $  9,972,591
----------------------------------------------------------------------------------
Floating Rate Bonds(b)
  4.43%                                        08/01/07      9,000       8,997,524
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(b)
  4.47%                                        03/01/07      4,050       4,050,475
==================================================================================
                                                                        23,020,590
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)--87.25%

Unsec. Disc. Notes(a)
  4.35%(c)                                     03/01/06     85,103      85,102,696
----------------------------------------------------------------------------------
  4.43%                                        04/05/06      8,000       7,965,505
----------------------------------------------------------------------------------
  4.37%                                        04/12/06     10,000       9,949,017
----------------------------------------------------------------------------------
  4.36%                                        05/24/06      8,000       7,918,651
----------------------------------------------------------------------------------
  4.41%                                        06/07/06     10,000       9,879,814
----------------------------------------------------------------------------------
  3.95%                                        07/17/06      2,768       2,726,088
----------------------------------------------------------------------------------
  4.50%                                        07/21/06      5,000       4,911,211
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,000,569
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(b)
  4.46%                                        08/21/06     17,385      17,384,398
----------------------------------------------------------------------------------
Unsec. Global Bonds
  3.25%                                        07/21/06      3,000       2,991,480
==================================================================================
                                                                       153,829,429
==================================================================================
TOTAL INVESTMENTS-100.31% (Cost
  $176,850,019)(d)                                                     176,850,019
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.31)%                                     (540,727)
==================================================================================
NET ASSETS-100.00%                                                    $176,309,292
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $176,850,019)      $176,850,019
-----------------------------------------------------------
Cash                                                 19,569
-----------------------------------------------------------
Interest receivable                                  72,809
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               56,210
-----------------------------------------------------------
Other assets                                         19,931
===========================================================
    Total assets                                177,018,538
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         545,977
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 75,844
-----------------------------------------------------------
Accrued distribution fees                            15,144
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,728
-----------------------------------------------------------
Accrued transfer agent fees                           2,387
-----------------------------------------------------------
Accrued operating expenses                           67,166
===========================================================
    Total liabilities                               709,246
===========================================================
Net assets applicable to shares outstanding    $176,309,292
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $176,305,198
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 564
===========================================================
                                               $176,309,292
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 75,049,095
___________________________________________________________
===========================================================
Private Investment Class                       $ 41,933,627
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,290,336
___________________________________________________________
===========================================================
Cash Management Class                          $ 42,951,264
___________________________________________________________
===========================================================
Reserve Class                                  $    177,803
___________________________________________________________
===========================================================
Resource Class                                 $  9,637,727
___________________________________________________________
===========================================================
Corporate Class                                $    269,440
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              75,021,442
___________________________________________________________
===========================================================
Private Investment Class                         41,958,819
___________________________________________________________
===========================================================
Personal Investment Class                         6,292,372
___________________________________________________________
===========================================================
Cash Management Class                            42,949,162
___________________________________________________________
===========================================================
Reserve Class                                       177,803
___________________________________________________________
===========================================================
Resource Class                                    9,639,546
___________________________________________________________
===========================================================
Corporate Class                                     269,440
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $3,843,870
========================================================================


EXPENSES:

Advisory fees                                                    193,706
------------------------------------------------------------------------
Administrative services fees                                      24,794
------------------------------------------------------------------------
Custodian fees                                                     3,871
------------------------------------------------------------------------
Distribution fees:

  Private Investment Class                                       127,305
------------------------------------------------------------------------
  Personal Investment Class                                       24,375
------------------------------------------------------------------------
  Cash Management Class                                           15,689
------------------------------------------------------------------------
  Reserve Class                                                        9
------------------------------------------------------------------------
  Resource Class                                                   7,524
------------------------------------------------------------------------
  Corporate Class                                                      1
------------------------------------------------------------------------
Transfer agent fees                                               15,477
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         11,471
------------------------------------------------------------------------
Registration and filing fees                                      36,796
------------------------------------------------------------------------
Printing and postage                                              31,962
------------------------------------------------------------------------
Professional services fees                                        28,787
------------------------------------------------------------------------
Other                                                             30,109
========================================================================
     Total expenses                                              551,876
========================================================================
Less: Fees waived and expenses reimbursed                       (333,755)
========================================================================
     Net expenses                                                218,121
========================================================================
Net investment income                                          3,625,749
========================================================================
Net realized gain from investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $3,625,948
________________________________________________________________________
========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                              FEBRUARY 28,      AUGUST 31,
                                                                  2006             2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  3,625,749     $   3,500,939
--------------------------------------------------------------------------------------------
  Net realized gain on investment securities                           199               365
============================================================================================
    Net increase in net assets resulting from operations         3,625,948         3,501,304
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (1,869,806)       (1,311,658)
--------------------------------------------------------------------------------------------
  Private Investment Class                                        (913,112)       (1,414,678)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (107,967)         (116,255)
--------------------------------------------------------------------------------------------
  Cash Management Class                                           (594,355)         (376,931)
--------------------------------------------------------------------------------------------
  Reserve Class                                                        (30)               (6)
--------------------------------------------------------------------------------------------
  Resource Class                                                  (140,287)         (281,411)
--------------------------------------------------------------------------------------------
  Corporate Class                                                     (192)               --
============================================================================================
  Decrease in net assets resulting from distributions           (3,625,749)       (3,500,939)
============================================================================================
Share transactions-net:
  Institutional Class                                           (7,795,711)       26,652,677
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (27,343,452)     (207,122,742)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                        683,029          (479,457)
--------------------------------------------------------------------------------------------
  Cash Management Class                                          8,296,954        29,580,995
--------------------------------------------------------------------------------------------
  Reserve Class                                                    177,803                (1)
--------------------------------------------------------------------------------------------
  Resource Class                                                 2,732,026        (3,650,876)
--------------------------------------------------------------------------------------------
  Corporate Class                                                  269,440                --
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (22,979,911)     (155,019,404)
============================================================================================
    Net increase (decrease) in net assets                      (22,979,712)     (155,019,039)
============================================================================================

NET ASSETS:

  Beginning of period                                          199,289,004       354,308,043
============================================================================================
  End of period (including undistributed net investment
    income of $3,530 and $3,530, respectively)                $176,309,292     $ 199,289,004
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2006, AIM reimbursed expenses of $258,959.

  The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $24,794.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2006, AISI retained $15,477.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through August 31, 2006. Pursuant to the Plan, for the six months ended February 28, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $63,653, $17,875, $12,551, $8, $6,019 and $1, respectively, after FMC waived Plan fees of $63,652, $6,500, $3,138, $1, $1,505 and $0, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 28, 2006, the Fund paid legal fees of $2,782 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED                      YEAR ENDED
                                                                        FEBRUARY 28,                        AUGUST 31,
                                                                           2006(a)                             2005
                                                              ---------------------------------    -----------------------------
                                                                  SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,199,580,507    $ 1,199,580,507     636,405,085    $ 636,405,085
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       160,858,015        160,858,015     395,039,783      395,039,783
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       21,792,395         21,792,395      29,626,154       29,626,154
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          104,261,559        104,261,559     100,732,765      100,732,765
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                      177,796            177,796          46,969           46,969
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   4,727,794          4,727,794      72,172,246       72,172,246
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 269,440            269,440              --               --
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              1,109,418          1,109,418         352,603          352,603
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           293,929            293,929         403,335          403,335
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            3,291              3,291           3,349            3,349
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                              586,513            586,513         258,777          258,777
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                            7                  7              --               --
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     131,349            131,349         266,396          266,396
================================================================================================================================
Reacquired:
  Institutional Class                                         (1,208,485,636)    (1,208,485,636)   (610,105,011)    (610,105,011)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (188,495,396)      (188,495,396)   (602,565,860)    (602,565,860)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,112,657)       (21,112,657)    (30,108,960)     (30,108,960)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          (96,551,118)       (96,551,118)    (71,410,547)     (71,410,547)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                           --                 --         (46,970)         (46,970)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  (2,127,117)        (2,127,117)    (76,089,518)     (76,089,518)
================================================================================================================================
                                                                 (22,979,911)   $   (22,979,911)   (155,019,404)   $(155,019,404)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       RESOURCE CLASS
                                                           ----------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                          YEAR ENDED AUGUST 31,
                                                           FEBRUARY 28,       ---------------------------------------------------
                                                               2006            2005      2004       2003       2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.00          $ 1.00    $  1.00    $  1.00    $  1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02            0.02       0.01       0.01       0.02        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities                                       0.00            0.00       0.00       0.00       0.00        0.00
=================================================================================================================================
    Total from investment operation                             0.02            0.02       0.01       0.01       0.02        0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.02)          (0.02)     (0.01)     (0.01)     (0.02)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --              --      (0.00)     (0.00)     (0.00)      (0.00)
=================================================================================================================================
    Total distributions                                        (0.02)          (0.02)     (0.01)     (0.01)     (0.02)      (0.05)
=================================================================================================================================
Net asset value, end of period                                $ 1.00          $ 1.00    $  1.00    $  1.00    $  1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 1.85%           2.22%      0.83%      1.08%      1.82%       5.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $9,638          $6,906    $10,557    $15,236    $29,726    $156,340
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.28%(b)        0.28%      0.28%      0.29%      0.29%       0.28%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.59%(b)        0.61%      0.53%      0.53%      0.45%       0.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets            3.69%(b)        2.24%      0.82%      1.05%      1.82%       4.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $7,586,424.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

    If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

    On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

- that the defendants permitted improper market timing and related activity in the AIM Funds;

- that certain AIM Funds inadequately employed fair value pricing;

- that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

- that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action

SHORT-TERM INVESTMENTS TRUST

Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also:
(i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Todd L. Spillane                              Suite 100
Carl Frischling                   Chief Compliance Officer                      Houston, TX 77046-1173
Robert H. Graham
Vice Chair                        Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   John M. Zerr                                  Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Raymond Stickel, Jr.              Legal Officer                                 CUSTODIAN
Mark H. Williamson                                                              The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.




                             [YOUR GOALS. OUR SOLUTIONS.]
                               --Registered Trademark--


                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark-

AIMinvestments.com   STIT-SAR-4   Fund Management Company

ITEM  2. CODE OF ETHICS.

            There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM  6. SCHEDULE OF INVESTMENTS.

            Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM  8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

ITEM  10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            None.

ITEM  11. CONTROLS AND PROCEDURES.

(a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the

      Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM  12. EXHIBITS.

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company
         Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company
         Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:  /s/ Robert H. Graham
     ------------------------------------------
     Robert H. Graham
     Principal Executive Officer

Date: May 8, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Robert H. Graham
     ------------------------------------------
     Robert H. Graham
     Principal Executive Officer

Date: May 8, 2006

By:  /s/ Sidney M. Dilgren
     ------------------------------------------
     Sidney M. Dilgren
     Principal Financial Officer

Date: May 8, 2006

                                  EXHIBIT INDEX


12(a) (1)      Not applicable.

12(a) (2)      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
               Investment Company Act of 1940.

12(a) (3)      Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.